UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23731

BONDBLOXX ETF TRUST

(Exact name of Registrant as specified in charter)

700 Larkspur Landing Circle, Suite 250, Larkspur, CA 94939

(Address of principal executive offices)(Zip code)

BondBloxx Investment Management Corporation

700 Larkspur Landing Circle, Suite 250,
Larkspur, CA 94939

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 896-5089

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports To Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
XHYI

BondBloxx USD High Yield Bond Industrial Sector ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx USD High Yield Bond Industrial Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the industrial sector.

This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-industrial-sector-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Industrial Sector ETF	$36	0.35%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 7.26%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Core Industrial Index, which returned 7.55%.

The Fund’s performance was driven by income from coupon payments (“income return”) during the period, with some contribution from price gains, driven by declining yields. Declining interest rates, resilient economic growth, strong corporate earnings, and healthy capital markets led to positive performance across much of the US High Yield asset class.

In the industrial sector, positive performance contribution was diversified across numerous bond issuers, with robust economic growth supporting a diverse set of sub-sectors, including basic industry, capital goods, and services.

Growth Of $10,000 USD Since Inception

BondBloxx USD High Yield Bond Industrial Sector ETF - $12,191
Bloomberg US Aggregate Bond Index - $10,358
ICE Diversified US Cash Pay High Yield Core Industrial Index - $12,387
$14,000
$12,000
$10,000
$8,000
$12,387
$12,191
$10,358
02/15/2022
10/31/2022
10/31/2023
10/31/2024
10/31/2025

	BondBloxx USD High Yield Bond Industrial Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Core Industrial Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$9,319	$8,795	$9,304
10/31/2023	$9,857	$8,826	$9,955
10/31/2024	$11,366	$9,757	$11,517
10/31/2025	$12,191	$10,358	$12,387

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	7.26%	5.49%
Bloomberg US Aggregate Bond Index	6.16%	0.95%
ICE Diversified US Cash Pay High Yield Core Industrial Index	7.55%	5.95%
Footnote	Description
Footnote(1)	The Fund commenced operations on February 15, 2022. Shares of XHYI were listed on the NYSE Arca, Inc. on February 17, 2022.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

XHYI

BondBloxx USD High Yield Bond Industrial Sector ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$43,120,943
# of Portfolio Holdings	491
Total Advisory Fees Paid During Reporting Period	$222,121
Portfolio Turnover Rate	28%
Expense Ratio	0.35%
Shares Outstanding	1,125,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C606

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Citibank, New York 3.21% 11/03/2025	2.36%
Quikrete Holdings, Inc. 6.38% 03/01/2032	1.20%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75% 04/20/2029	0.88%
EMRLD Borrower LP/Emerald Co.-Issuer, Inc. 6.63% 12/15/2030	0.84%
TransDigm, Inc. 6.38% 03/01/2029	0.83%
Mauser Packaging Solutions Holding Co. 7.88% 04/15/2027	0.80%
TransDigm, Inc. 6.38% 05/31/2033	0.77%
Neptune Bidco US, Inc. 9.29% 04/15/2029	0.75%
Allied Universal Holdco LLC 7.88% 02/15/2031	0.71%
Staples, Inc. 10.75% 09/01/2029	0.71%
Footnote	Description
Footnote*	Subject to change

Sub-Sector Breakdown (% of Net Assets)

Commercial Services	14.7%
Chemicals	13.0%
Aerospace/Defense	9.1%
Building Materials	8.9%
Packaging & Containers	8.0%
Mining	5.1%
Home Builders	4.5%
Iron/Steel	4.3%
Retail	3.1%
Airlines	2.9%
Others	24.1%
Cash and Equivalents	2.3%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.3%
10+ Years	0.6%
7-10 Years	11.7%
5-7 Years	25.6%
3-5 Years	37.1%
2-3 Years	14.8%
0-2 Years	7.9%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-industrial-sector-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XHYI 1025

XHYT

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the telecommunications, media and technology sectors.

This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-telecom-media-and-technology-sector-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	$37	0.35%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 8.64%, as compared to its benchmark, the ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index, which returned 9.29%.

The Fund’s performance was driven by income from coupon payments (“income return”) during the period, with some contribution from price gains, driven by declining yields. Declining interest rates, resilient economic growth, strong corporate earnings, and healthy capital markets led to positive performance across much of the US High Yield asset class.

In the Telecom, Media & Technology Sector, positive performance contribution was diversified across numerous bond issuers. Several large bond issuers in the sector successfully improved their debt service capabilities through asset sales, refinancing transactions, or restructuring.

Growth Of $10,000 USD Since Inception

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF - $11,578
Bloomberg US Aggregate Bond Index - $10,358
ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index - $11,757
$12,000
$10,000
$8,000
$11,757
$11,578
$10,358
02/15/2022
10/31/2022
10/31/2023
10/31/2024
10/31/2025

	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$9,104	$8,795	$9,118
10/31/2023	$9,185	$8,826	$9,241
10/31/2024	$10,656	$9,757	$10,758
10/31/2025	$11,578	$10,358	$11,757

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	8.64%	4.03%
Bloomberg US Aggregate Bond Index	6.16%	0.95%
ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index	9.29%	4.46%
Footnote	Description
Footnote(1)	The Fund commenced operations on February 15, 2022. Shares of XHYT were listed on the NYSE Arca, Inc. on February 17, 2022.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

XHYT

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$63,001,424
# of Portfolio Holdings	319
Total Advisory Fees Paid During Reporting Period	$322,457
Portfolio Turnover Rate	41%
Expense Ratio	0.35%
Shares Outstanding	1,800,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C507

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Citibank, New York 3.21% 11/03/2025	2.45%
EchoStar Corp. 10.75% 11/30/2029	2.08%
Cloud Software Group, Inc. 6.50% 03/31/2029	1.38%
Cloud Software Group, Inc. 9.00% 09/30/2029	1.36%
DISH Network Corp. 11.75% 11/15/2027	1.26%
WULF Compute LLC 7.75% 10/15/2030	1.14%
Warnermedia Holdings, Inc. 5.05% 03/15/2042	1.13%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.13% 05/01/2027	1.11%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75% 03/01/2030	1.00%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25% 02/01/2031	0.93%
Footnote	Description
Footnote*	Subject to change

Sub-Sector Breakdown (% of Net Assets)

Media	34.2%
Telecommunications	26.7%
Software	10.9%
Internet	6.5%
Entertainment	3.4%
Advertising	3.4%
Computers	3.2%
Commercial Services	1.8%
Semiconductors	1.6%
Others	6.3%
Cash and Equivalents	2.0%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.0%
10+ Years	7.2%
7-10 Years	9.4%
5-7 Years	22.2%
3-5 Years	40.2%
2-3 Years	12.1%
0-2 Years	6.9%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-telecom-media-and-technology-sector-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XHYT 1025

XHYH

BondBloxx USD High Yield Bond Healthcare Sector ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx USD High Yield Bond Healthcare Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar denominated, high yield corporate bonds in the healthcare sector.

This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-healthcare-sector-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Healthcare Sector ETF	$37	0.35%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 9.52%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Healthcare Index, which returned 9.77%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. Declining interest rates, resilient economic growth, strong corporate earnings, and healthy capital markets led to positive performance across much of the US High Yield asset class.

In the Healthcare sector, positive performance contribution was diversified across numerous bond issuers. Several large bond issuers in the sector successfully improved their debt service capabilities through asset sales, refinancing transactions, or restructuring.

Growth Of $10,000 USD Since Inception

BondBloxx USD High Yield Bond Healthcare Sector ETF - $11,792
Bloomberg US Aggregate Bond Index - $10,358
ICE Diversified US Cash Pay High Yield Healthcare Index - $11,985
$12,000
$10,000
$8,000
$11,985
$11,792
$10,358
02/15/2022
10/31/2022
10/31/2023
10/31/2024
10/31/2025

	BondBloxx USD High Yield Bond Healthcare Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Healthcare Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$8,481	$8,795	$8,534
10/31/2023	$8,935	$8,826	$9,029
10/31/2024	$10,767	$9,757	$10,918
10/31/2025	$11,792	$10,358	$11,985

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	9.52%	4.55%
Bloomberg US Aggregate Bond Index	6.16%	0.95%
ICE Diversified US Cash Pay High Yield Healthcare Index	9.77%	5.01%
Footnote	Description
Footnote(1)	The Fund commenced operations on February 15, 2022. Shares of XHYH were listed on the NYSE Arca, Inc. on February 17, 2022.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

XHYH

BondBloxx USD High Yield Bond Healthcare Sector ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$26,964,220
# of Portfolio Holdings	126
Total Advisory Fees Paid During Reporting Period	$128,125
Portfolio Turnover Rate	27%
Expense Ratio	0.35%
Shares Outstanding	750,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C408

Top 10 Holdings  (% of Net Assets)Footnote Reference*

1261229 BC Ltd. 10.00% 04/15/2032	3.92%
Medline Borrower LP 3.88% 04/01/2029	3.75%
DaVita, Inc. 4.63% 06/01/2030	2.25%
Medline Borrower LP 5.25% 10/01/2029	2.13%
Tenet Healthcare Corp. 6.13% 10/01/2028	2.12%
CHS/Community Health Systems, Inc. 10.88% 01/15/2032	2.08%
CVS Health Corp. 7.00% 03/10/2055	2.01%
AthenaHealth Group, Inc. 6.50% 02/15/2030	1.97%
IQVIA, Inc. 6.25% 06/01/2032	1.78%
Tenet Healthcare Corp. 6.13% 06/15/2030	1.74%
Footnote	Description
Footnote*	Subject to change

Sub-Sector Breakdown (% of Net Assets)

Healthcare-Services	49.3%
Pharmaceuticals	22.9%
Healthcare-Products	14.3%
Commercial Services	5.6%
Cosmetics/Personal Care	3.3%
Software	2.3%
Biotechnology	0.3%
Cash and Equivalents	2.0%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.0%
10+ Years	3.9%
7-10 Years	5.3%
5-7 Years	28.4%
3-5 Years	39.2%
2-3 Years	18.1%
0-2 Years	3.1%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-healthcare-sector-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XHYH 1025

XHYF

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx USD High Yield Bond Financial & REIT Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the financial and REIT sector.

This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-financial-and-reit-sector-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	$36	0.35%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 8.46%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Financial & REIT Index, which returned 8.79%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. Declining interest rates, resilient economic growth, strong corporate earnings, and healthy capital markets led to positive performance across much of the US High Yield asset class.

In the financial & REIT sector, positive performance contribution was diversified across numerous bond issuers, with resilient economic conditions supporting subsectors including financial services, REITs, and insurance.

Growth Of $10,000 USD Since Inception

BondBloxx USD High Yield Bond Financial & REIT Sector ETF - $12,266
Bloomberg US Aggregate Bond Index - $10,358
ICE Diversified US Cash Pay High Yield Financial & REIT Index - $12,460
$14,000
$12,000
$10,000
$8,000
$12,460
$12,266
$10,358
02/15/2022
10/31/2022
10/31/2023
10/31/2024
10/31/2025

	BondBloxx USD High Yield Bond Financial & REIT Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Financial & REIT Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$9,135	$8,795	$9,167
10/31/2023	$9,675	$8,826	$9,765
10/31/2024	$11,310	$9,757	$11,453
10/31/2025	$12,266	$10,358	$12,460

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	8.46%	5.67%
Bloomberg US Aggregate Bond Index	6.16%	0.95%
ICE Diversified US Cash Pay High Yield Financial & REIT Index	8.79%	6.11%
Footnote	Description
Footnote(1)	The Fund commenced operations on February 15, 2022. Shares of XHYF were listed on the NYSE Arca, Inc. on February 17, 2022.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

XHYF

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$33,297,269
# of Portfolio Holdings	270
Total Advisory Fees Paid During Reporting Period	$164,487
Portfolio Turnover Rate	37%
Expense Ratio	0.35%
Shares Outstanding	875,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C309

Top 10 Holdings  (% of Net Assets)Footnote Reference*

JP Morgan Chase, New York 3.21% 11/03/2025	2.28%
HUB International Ltd. 7.25% 06/15/2030	1.76%
Panther Escrow Issuer LLC 7.13% 06/01/2031	1.58%
Boost Newco Borrower LLC 7.50% 01/15/2031	1.18%
Rocket Cos, Inc. 6.38% 08/01/2033	1.10%
Jane Street Group/JSG Finance, Inc. 6.75% 05/01/2033	1.08%
Block, Inc. 6.50% 05/15/2032	1.08%
Rocket Cos, Inc. 6.13% 08/01/2030	1.02%
SS&C Technologies, Inc. 5.50% 09/30/2027	1.02%
HUB International Ltd. 7.38% 01/31/2032	1.01%
Footnote	Description
Footnote*	Subject to change

Sub-Sector Breakdown (% of Net Assets)

Diversified Financial Services	38.7%
Real Estate Investment Trust (REITS)	22.2%
Insurance	18.7%
Commercial Services	6.1%
Investment Companies	2.7%
Banks	2.1%
Trucking & Leasing	1.8%
Software	1.7%
Computers	1.3%
Others	2.6%
Cash and Equivalents	2.1%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.1%
Defaulted	0.6%
10+ Years	2.0%
7-10 Years	9.0%
5-7 Years	29.8%
3-5 Years	38.5%
2-3 Years	8.5%
0-2 Years	9.5%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-financial-and-reit-sector-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XHYF 1025

XHYE

BondBloxx USD High Yield Bond Energy Sector ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx USD High Yield Bond Energy Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the energy sector.

This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-energy-sector-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Energy Sector ETF	$36	0.35%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 6.84%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Energy Index, which returned 7.06%.

The Fund’s performance was driven by income from coupon payments (“income return”) during the period. Declining interest rates, resilient economic growth, strong corporate earnings, and healthy capital markets led to positive performance across much of the US High Yield asset class.

While energy prices (oil & natural gas) were mostly lower during the period, robust economic growth reinforced energy demand and profitability of companies in the sector.

Growth Of $10,000 USD Since Inception

BondBloxx USD High Yield Bond Energy Sector ETF - $12,443
Bloomberg US Aggregate Bond Index - $10,358
ICE Diversified US Cash Pay High Yield Energy Index - $12,672
$14,000
$12,000
$10,000
$8,000
$12,672
$12,443
$10,358
02/15/2022
10/31/2022
10/31/2023
10/31/2024
10/31/2025

	BondBloxx USD High Yield Bond Energy Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Energy Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$9,716	$8,795	$9,765
10/31/2023	$10,369	$8,826	$10,496
10/31/2024	$11,647	$9,757	$11,836
10/31/2025	$12,443	$10,358	$12,672

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	6.84%	6.07%
Bloomberg US Aggregate Bond Index	6.16%	0.95%
ICE Diversified US Cash Pay High Yield Energy Index	7.06%	6.60%
Footnote	Description
Footnote(1)	The Fund commenced operations on February 15, 2022. Shares of XHYE were listed on the NYSE Arca, Inc. on February 17, 2022.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

XHYE

BondBloxx USD High Yield Bond Energy Sector ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$11,737,444
# of Portfolio Holdings	220
Total Advisory Fees Paid During Reporting Period	$45,595
Portfolio Turnover Rate	28%
Expense Ratio	0.35%
Shares Outstanding	302,500
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	097890107

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Citibank, New York 3.21% 11/03/2025	3.08%
Venture Global LNG, Inc. 9.50% 02/01/2029	2.02%
Venture Global LNG, Inc. 8.13% 06/01/2028	1.45%
Venture Global LNG, Inc. 8.38% 06/01/2031	1.44%
Venture Global Plaquemines LNG LLC 6.75% 01/15/2036	1.35%
Venture Global Plaquemines LNG LLC 6.50% 01/15/2034	1.34%
Venture Global LNG, Inc. 9.88% 02/01/2032	1.32%
Venture Global LNG, Inc. 7.00% 01/15/2030	0.95%
Noble Finance II LLC 8.00% 04/15/2030	0.88%
Civitas Resources, Inc. 8.75% 07/01/2031	0.88%
Footnote	Description
Footnote*	Subject to change

Sub-Sector Breakdown (% of Net Assets)

Oil & Gas	46.9%
Pipelines	41.4%
Oil & Gas Services	7.8%
Retail	0.6%
Gas	0.6%
Chemicals	0.5%
Cash and Equivalents	2.2%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.2%
10+ Years	6.1%
7-10 Years	16.6%
5-7 Years	20.6%
3-5 Years	40.1%
2-3 Years	10.9%
0-2 Years	3.5%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-energy-sector-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XHYE 1025

XHYC

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the consumer cyclicals sector.

This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-consumer-cyclicals-sector-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	$36	0.35%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 6.71%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Consumer Cyclical Index, which returned 6.88%.

The Fund’s performance was driven by income from coupon payments (“income return”) during the period. Declining interest rates, resilient economic growth, strong corporate earnings, and healthy capital markets led to positive performance across much of the US High Yield asset class.

In the consumer cyclicals sector, positive performance contribution was diversified across numerous bond issuers, with growth in consumer spending helping support companies in the leisure, retail, and hospitality sub-sectors.

Growth Of $10,000 USD Since Inception

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF - $11,940
Bloomberg US Aggregate Bond Index - $10,358
ICE Diversified US Cash Pay High Yield Consumer Cyclical Index - $12,108
$14,000
$12,000
$10,000
$8,000
$12,108
$11,940
$10,358
02/15/2022
10/31/2022
10/31/2023
10/31/2024
10/31/2025

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Consumer Cyclical Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$9,004	$8,795	$9,015
10/31/2023	$9,722	$8,826	$9,810
10/31/2024	$11,189	$9,757	$11,328
10/31/2025	$11,940	$10,358	$12,108

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	6.71%	4.90%
Bloomberg US Aggregate Bond Index	6.16%	0.95%
ICE Diversified US Cash Pay High Yield Consumer Cyclical Index	6.88%	5.29%
Footnote	Description
Footnote(1)	The Fund commenced operations on February 15, 2022. Shares of XHYC were listed on the NYSE Arca, Inc. on February 17, 2022.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

XHYC

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$30,921,990
# of Portfolio Holdings	278
Total Advisory Fees Paid During Reporting Period	$182,222
Portfolio Turnover Rate	38%
Expense Ratio	0.35%
Shares Outstanding	825,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C101

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Carnival Corp. 5.75% 08/01/2032	1.61%
Nissan Motor Co. Ltd. 4.35% 09/17/2027	1.27%
Nissan Motor Co. Ltd. 4.81% 09/17/2030	1.23%
Rakuten Group, Inc. 9.75% 04/15/2029	1.18%
Caesars Entertainment, Inc. 7.00% 02/15/2030	1.08%
ANZ National Bank, London 3.21% 11/03/2025	1.07%
Carnival Corp. 6.13% 02/15/2033	1.07%
Carnival Corp. 6.00% 05/01/2029	1.04%
PetSmart LLC/PetSmart Finance Corp. 7.50% 09/15/2032	1.02%
Voyager Parent LLC 9.25% 07/01/2032	1.02%
Footnote	Description
Footnote*	Subject to change

Sub-Sector Breakdown (% of Net Assets)

Entertainment	20.3%
Retail	18.3%
Leisure Time	12.5%
Auto Parts & Equipment	11.9%
Lodging	11.9%
Auto Manufacturers	8.6%
Real Estate	4.6%
Internet	3.9%
Apparel	3.0%
Commercial Services	2.1%
Others	2.0%
Cash and Equivalents	0.9%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	0.9%
Defaulted	0.8%
10+ Years	1.9%
7-10 Years	9.4%
5-7 Years	26.5%
3-5 Years	40.5%
2-3 Years	11.1%
0-2 Years	8.9%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-consumer-cyclicals-sector-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XHYC 1025

XHYD

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the consumer non-cyclicals sector.

This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-consumer-non-cyclicals-sector-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	$36	0.35%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 7.16%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index, which returned 7.36%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining yields and a reduction in yield premiums during the period. Declining interest rates, resilient economic growth, strong corporate earnings, and healthy capital markets led to positive performance across much of the US High Yield asset class.

In the consumer non-cyclicals sector, positive performance contribution was diversified across numerous bond issuers, with resilient consumer demand supporting companies in sub-sectors including restaurants, food & drug retailers, and consumer products.

Growth Of $10,000 USD Since Inception

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF - $11,989
Bloomberg US Aggregate Bond Index - $10,358
ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index - $12,142
$14,000
$12,000
$10,000
$8,000
$12,142
$11,989
$10,358
02/15/2022
10/31/2022
10/31/2023
10/31/2024
10/31/2025

	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$9,268	$8,795	$9,282
10/31/2023	$9,768	$8,826	$9,835
10/31/2024	$11,189	$9,757	$11,310
10/31/2025	$11,989	$10,358	$12,142

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	7.16%	5.02%
Bloomberg US Aggregate Bond Index	6.16%	0.95%
ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index	7.36%	5.37%
Footnote	Description
Footnote(1)	The Fund commenced operations on February 15, 2022. Shares of XHYD were listed on the NYSE Arca, Inc. on February 17, 2022.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

XHYD

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$20,178,874
# of Portfolio Holdings	179
Total Advisory Fees Paid During Reporting Period	$93,293
Portfolio Turnover Rate	28%
Expense Ratio	0.35%
Shares Outstanding	525,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C200

Top 10 Holdings  (% of Net Assets)Footnote Reference*

1011778 BC ULC/New Red Finance, Inc. 4.00% 10/15/2030	2.03%
NRG Energy, Inc. 6.00% 01/15/2036	1.82%
Electricite de France SA 9.13%	1.29%
Lightning Power LLC 7.25% 08/15/2032	1.18%
PG&E Corp. 7.38% 03/15/2055	1.15%
Vistra Operations Co. LLC 7.75% 10/15/2031	1.13%
1011778 BC ULC/New Red Finance, Inc. 3.88% 01/15/2028	1.13%
Talen Energy Supply LLC 6.50% 02/01/2036	1.03%
Vistra Operations Co. LLC 5.00% 07/31/2027	1.03%
Talen Energy Supply LLC 6.25% 02/01/2034	1.02%
Footnote	Description
Footnote*	Subject to change

Sub-Sector Breakdown (% of Net Assets)

Electric	36.2%
Food	25.6%
Retail	15.3%
Housewares	4.8%
Home Furnishings	4.1%
Pharmaceuticals	1.7%
Household Products/Wares	1.6%
Agriculture	1.4%
Electrical Components & Equipment	1.3%
Gas	1.2%
Others	5.4%
Cash and Equivalents	1.4%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.4%
Defaulted	1.3%
10+ Years	10.1%
7-10 Years	10.2%
5-7 Years	23.6%
3-5 Years	33.1%
2-3 Years	13.3%
0-2 Years	7.0%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-consumer-non-cyclicals-sector-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XHYD 1025

HYSA

BondBloxx USD High Yield Bond Sector Rotation ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx USD High Yield Bond Sector Rotation ETF (the "Fund") seeks to provide total return by primarily investing its assets in U.S. dollar-denominated, high yield corporate bonds in the various sectors of the fixed income securities market through other exchange-traded funds ("ETFs").

This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-sector-rotation-etf/. You can also request this information by contacting us at 800-896-5089.

This report describes changes to the Fund that occurred during the reporting period.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Sector Rotation ETF	$21	0.20%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 7.63%, generally in line with its benchmark, the ICE BofA US Cash Pay High Yield Constrained Index, which returned 8.05%.

The Fund’s positive performance was driven primarily by the performance of its underlying funds, most of which generated positive total returns for the period due to income from coupon payments and, in many cases, price appreciation. Underlying fund performance generally benefited from declining Treasury yields and a reduction in yield premiums across several industry sectors. Declining interest rates, resilient economic growth, strong corporate earnings, and healthy capital markets supported performance across much of the U.S. high-yield asset class.

Excluding management fees, the Fund outperformed its benchmark by approximately 0.19% over the period. Contributors to positive performance included active underlying fund allocations, as well as an increase in the premium to NAV of the market prices of the underlying ETFs compared with levels one year earlier.

Growth Of $10,000 USD Since Inception

BondBloxx USD High Yield Bond Sector Rotation ETF - $12,116
Bloomberg US Aggregate Bond Index - $11,364
ICE BofA US Cash Pay High Yield Constrained Index - $12,290
$14,000
$12,000
$10,000
$8,000
$12,290
$12,116
$11,364
09/16/2023
10/31/2023
10/31/2024
10/31/2025

	BondBloxx USD High Yield Bond Sector Rotation ETF	Bloomberg US Aggregate Bond Index	ICE BofA US Cash Pay High Yield Constrained Index
09/16/2023	$10,000	$10,000	$10,000
10/31/2023	$9,810	$9,683	$9,776
10/31/2024	$11,257	$10,705	$11,375
10/31/2025	$12,116	$11,364	$12,290

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	1 YearFootnote Reference(1)	Since InceptionFootnote Reference(1)
Net Asset Value	7.63%	9.49%
Bloomberg US Aggregate Bond Index	6.16%	6.22%
ICE BofA US Cash Pay High Yield Constrained Index	8.05%	10.23%
Footnote	Description
Footnote(1)	The Fund commenced operations on November 6, 2012. The Fund was acquired from the Predecessor ETF as of the close of business on September 15, 2023. Shares of HYSA were listed on the NYSE Arca, Inc. on September 18, 2023. Prior to September 16, 2023, the Predecessor ETF was advised by a different investment adviser, had different investment objectives and policies and was a passively-managed fund that sought to track the performance of the Markit iBoxx USD Liquid Leveraged Loan Index.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

HYSA

BondBloxx USD High Yield Bond Sector Rotation ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$31,109,387
# of Portfolio Holdings	10
Total Advisory Fees Paid During Reporting Period	$-
Portfolio Turnover Rate	28%
Expense Ratio (excluding affiliated acquired fund fees and expenses)	0.20%
Shares Outstanding	2,040,000
Fund Launch Date	9/16/2023
Exchange	NYSE Arca, Inc.
CUSIP	09789C770

Top 10 Holdings  (% of Net Assets)Footnote Reference*

BondBloxx USD High Yield Bond Industrial Sector ETF	23.68%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	20.74%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	13.19%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	12.82%
BondBloxx USD High Yield Bond Energy Sector ETF	11.40%
BondBloxx USD High Yield Bond Healthcare Sector ETF	9.36%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	3.96%
BondBloxx BB Rated USD High Yield Corporate Bond ETF	3.02%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	1.75%
JP Morgan Chase, New York 3.21% 11/03/2025	0.09%
Footnote	Description
Footnote*	Subject to change

How has the Fund changed?

Effective as of June 1, 2025, Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, no longer serves as an investment sub-adviser of the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-sector-rotation-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX HYSA 1025

 XBB

BondBloxx BB Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx BB Rated USD High Yield Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of BB (or its equivalent) fixed rate U.S. dollar-denominated, high yield corporate bonds.

This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bb-rated-usd-high-yield-corporate-bond-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BB Rated USD High Yield Corporate Bond ETF	$21	0.20%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 7.94%, generally in line with its benchmark, the ICE BofA BB US Cash Pay High Yield Constrained Index, which returned 8.10%.

The Fund’s positive performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining yields and a reduction in yield premiums during the period. Declining interest rates, resilient economic growth, strong corporate earnings, and healthy capital markets led to positive performance across much of the US High Yield asset class.

The strongest performing industry sectors in the Fund included media, telecommunications, financial services, and energy.

Growth Of $10,000 USD Since Inception

BondBloxx BB Rated USD High Yield Corporate Bond ETF - $12,601
Bloomberg US Aggregate Bond Index - $10,894
ICE BofA BB US Cash Pay High Yield Constrained Index - $12,687
$14,000
$12,000
$10,000
$8,000
$12,687
$12,601
$10,894
05/24/2022
10/31/2022
10/31/2023
10/31/2024
10/31/2025

	BondBloxx BB Rated USD High Yield Corporate Bond ETF	Bloomberg US Aggregate Bond Index	ICE BofA BB US Cash Pay High Yield Constrained Index
05/24/2022	$10,000	$10,000	$10,000
10/31/2022	$9,793	$9,250	$9,786
10/31/2023	$10,217	$9,283	$10,254
10/31/2024	$11,674	$10,262	$11,736
10/31/2025	$12,601	$10,894	$12,687

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	7.94%	6.95%
Bloomberg US Aggregate Bond Index	6.16%	2.52%
ICE BofA BB US Cash Pay High Yield Constrained Index	8.10%	7.17%
Footnote	Description
Footnote(1)	The Fund commenced operations on May 24, 2022. Shares of XBB were listed on the NYSE Arca, Inc. on May 26, 2022.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

 XBB

BondBloxx BB Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$426,975,996
# of Portfolio Holdings	1,037
Total Advisory Fees Paid During Reporting Period	$430,254
Portfolio Turnover Rate	39%
Expense Ratio	0.20%
Shares Outstanding	10,350,000
Fund Launch Date	5/24/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C705

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Citibank, New York 3.21% 11/03/2025	0.88%
Medline Borrower LP 3.88% 04/01/2029	0.55%
Quikrete Holdings, Inc. 6.38% 03/01/2032	0.51%
WULF Compute LLC 7.75% 10/15/2030	0.41%
Warnermedia Holdings, Inc. 5.05% 03/15/2042	0.41%
Venture Global LNG, Inc. 9.50% 02/01/2029	0.40%
Carnival Corp. 5.75% 08/01/2032	0.38%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75% 04/20/2029	0.36%
TransDigm, Inc. 6.38% 03/01/2029	0.36%
EMRLD Borrower LP/Emerald Co.-Issuer, Inc. 6.63% 12/15/2030	0.35%
Footnote	Description
Footnote*	Subject to change

Sector Breakdown (% of Net Assets)

Consumer Cyclical	19.2%
Consumer Non-Cyclical	14.2%
Energy	13.6%
Financial	12.8%
Industrial	12.5%
Communications	11.7%
Basic Materials	6.4%
Utilities	5.1%
Technology	2.8%
Diversified	0.2%
Cash and Equivalents	1.5%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.5%
Defaulted	0.3%
10+ Years	6.9%
7-10 Years	12.7%
5-7 Years	25.0%
3-5 Years	34.4%
2-3 Years	12.2%
0-2 Years	7.0%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bb-rated-usd-high-yield-corporate-bond-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX  XBB 1025

 XB

BondBloxx B Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx B Rated USD High Yield Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of B (or its equivalent) fixed rate U.S. dollar-denominated, high yield corporate bonds.

This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-b-rated-usd-high-yield-corporate-bond-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx B Rated USD High Yield Corporate Bond ETF	$31	0.30%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 7.19%, generally in line with its benchmark, the ICE BofA Single-B US Cash Pay High Yield Constrained Index, which returned 7.39%.

The Fund’s positive performance was driven by income from coupon payments (“income return”) during the period. Declining interest rates, resilient economic growth, strong corporate earnings, and healthy capital markets led to positive performance across much of the US High Yield asset class.

The strongest performing industry sectors in the Fund included consumer goods, healthcare, and financial services.

Growth Of $10,000 USD Since Inception

BondBloxx B Rated USD High Yield Corporate Bond ETF - $12,796
Bloomberg US Aggregate Bond Index - $10,894
ICE BofA Single-B US Cash Pay High Yield Constrained Index - $12,998
$14,000
$12,000
$10,000
$8,000
$12,998
$12,796
$10,894
05/24/2022
10/31/2022
10/31/2023
10/31/2024
10/31/2025

	BondBloxx B Rated USD High Yield Corporate Bond ETF	Bloomberg US Aggregate Bond Index	ICE BofA Single-B US Cash Pay High Yield Constrained Index
05/24/2022	$10,000	$10,000	$10,000
10/31/2022	$9,855	$9,250	$9,862
10/31/2023	$10,382	$9,283	$10,488
10/31/2024	$11,937	$10,262	$12,103
10/31/2025	$12,796	$10,894	$12,998

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	7.19%	7.43%
Bloomberg US Aggregate Bond Index	6.16%	2.52%
ICE BofA Single-B US Cash Pay High Yield Constrained Index	7.39%	7.92%
Footnote	Description
Footnote(1)	The Fund commenced operations on May 24, 2022. Shares of XB were listed on the NYSE Arca, Inc. on May 26, 2022.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

 XB

BondBloxx B Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$35,613,665
# of Portfolio Holdings	622
Total Advisory Fees Paid During Reporting Period	$82,507
Portfolio Turnover Rate	45%
Expense Ratio	0.30%
Shares Outstanding	900,000
Fund Launch Date	5/24/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C804

Top 10 Holdings  (% of Net Assets)Footnote Reference*

JP Morgan Chase, New York 3.21% 11/03/2025	3.28%
EchoStar Corp. 10.75% 11/30/2029	1.27%
1261229 BC Ltd. 10.00% 04/15/2032	0.97%
Cloud Software Group, Inc. 6.50% 03/31/2029	0.82%
DISH Network Corp. 11.75% 11/15/2027	0.78%
HUB International Ltd. 7.25% 06/15/2030	0.70%
Panther Escrow Issuer LLC 7.13% 06/01/2031	0.64%
Mauser Packaging Solutions Holding Co. 7.88% 04/15/2027	0.58%
TransDigm, Inc. 6.38% 05/31/2033	0.57%
1011778 BC ULC/New Red Finance, Inc. 4.00% 10/15/2030	0.57%
Footnote	Description
Footnote*	Subject to change

Sector Breakdown (% of Net Assets)

Consumer Cyclical	20.2%
Consumer Non-Cyclical	18.7%
Communications	15.1%
Financial	11.5%
Industrial	9.2%
Energy	8.8%
Technology	6.2%
Basic Materials	5.2%
Utilities	2.3%
Consumer Cycilcal	0.3%
Others	0.2%
Cash and Equivalents	2.3%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.3%
Defaulted	0.3%
10+ Years	0.5%
7-10 Years	8.6%
5-7 Years	27.6%
3-5 Years	42.4%
2-3 Years	12.2%
0-2 Years	6.1%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-b-rated-usd-high-yield-corporate-bond-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX  XB 1025

 XCCC

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx CCC Rated USD High Yield Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of CCC (or its equivalent) fixed-rate U.S. dollar-denominated, high yield corporate bonds.

This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-ccc-rated-usd-high-yield-corporate-bond-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	$42	0.40%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025,the Fund generated a total return of 8.69%, as compared to its benchmark, the ICE CCC US Cash Pay High Yield Constrained Index, which returned 9.63%.

The Fund’s positive performance was driven primarily by income from coupon payments (“income return”) during the period. Falling interest rates, resilient economic growth, strong corporate earnings, and healthy capital markets supported positive results across much of the U.S. high-yield asset class. Within the CCC-rated segment, wider yield premiums relative to similar-duration U.S. Treasuries contributed to price declines across several industry sectors.

The strongest performing sectors within the Fund included retail, telecommunications, healthcare, and real estate.

Growth Of $10,000 USD Since Inception

BondBloxx CCC Rated USD High Yield Corporate Bond ETF - $14,038
Bloomberg US Aggregate Bond Index - $10,894
ICE CCC US Cash Pay High Yield Constrained Index - $14,403
$14,403
$14,038
$10,894
$14,000
$12,000
$10,000
$8,000
05/24/2022
10/31/2022
10/31/2023
10/31/2024
10/31/2025

	BondBloxx CCC Rated USD High Yield Corporate Bond ETF	Bloomberg US Aggregate Bond Index	ICE CCC US Cash Pay High Yield Constrained Index
05/24/2022	$10,000	$10,000	$10,000
10/31/2022	$9,741	$9,250	$9,762
10/31/2023	$10,488	$9,283	$10,598
10/31/2024	$12,915	$10,262	$13,138
10/31/2025	$14,038	$10,894	$14,403

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	8.69%	10.37%
Bloomberg US Aggregate Bond Index	6.16%	2.52%
ICE CCC US Cash Pay High Yield Constrained Index	9.63%	11.20%
Footnote	Description
Footnote(1)	The Fund commenced operations on May 24, 2022. Shares of XCCC were listed on the NYSE Arca, Inc. on May 26, 2022.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

 XCCC

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$253,519,457
# of Portfolio Holdings	219
Total Advisory Fees Paid During Reporting Period	$613,630
Portfolio Turnover Rate	60%
Expense Ratio	0.40%
Shares Outstanding	6,550,000
Fund Launch Date	5/24/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C887

Top 10 Holdings  (% of Net Assets)Footnote Reference*

DNB Bank ASA, Oslo 3.21% 11/03/2025	2.71%
Cloud Software Group, Inc. 9.00% 09/30/2029	1.96%
AthenaHealth Group, Inc. 6.50% 02/15/2030	1.95%
McAfee Corp. 7.38% 02/15/2030	1.61%
Ardonagh Group Finance Ltd. 8.88% 02/15/2032	1.39%
Brand Industrial Services, Inc. 10.38% 08/01/2030	1.20%
Mauser Packaging Solutions Holding Co. 9.25% 04/15/2027	1.15%
Altice Financing SA 5.75% 08/15/2029	1.07%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc. 6.75% 10/15/2027	1.06%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75% 01/15/2030	1.01%
Footnote	Description
Footnote*	Subject to change

Sector Breakdown (% of Net Assets)

Communications	24.3%
Financial	17.4%
Consumer Non-Cyclical	14.8%
Industrial	12.7%
Consumer Cyclical	11.6%
Technology	7.6%
Energy	4.7%
Basic Materials	3.9%
Cash and Equivalents	3.0%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	3.0%
10+ Years	1.1%
7-10 Years	3.5%
5-7 Years	16.0%
3-5 Years	52.7%
2-3 Years	14.2%
0-2 Years	9.5%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-ccc-rated-usd-high-yield-corporate-bond-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX  XCCC 1025

BBBS

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx BBB Rated 1-5 Year Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of BBB-rated, fixed-rate, taxable U.S. dollar-denominated corporate bonds issued by U.S. and non-U.S. corporate issuers with remaining maturities of greater than or equal to one year and less than five years.

This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/BondBloxx-BBB-Rated-1-5-Year-Corporate-Bond-ETF/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	$20	0.19%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 6.41%, generally in line with its benchmark, the Bloomberg US Corporate BBB 1-5 Year Index, which returned 6.59%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, supported by declining U.S. Treasury yields during the period. These yield declines occurred alongside the Federal Reserve’s reduction of its key policy rate—from 5.00% to 4.00%—which the Fed attributed to improved alignment between labor-market conditions and inflation. Yield premiums over similar-duration Treasuries ended the period approximately where they began, as investor demand for high-grade securities remained robust.

Dispersion among sector performance was relatively low, though the strongest-performing industry sectors in the Fund included banking, automotive, and leisure.

Growth Of $10,000 USD Since Inception

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF - $11,117
Bloomberg US Aggregate Bond Index - $10,964
Bloomberg US Corporate BBB 1-5 Year Index - $11,161
$12,000
$10,000
$11,161
$11,117
$10,964
01/23/2024
10/31/2024
10/31/2025

	BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate BBB 1-5 Year Index
01/23/2024	$10,000	$10,000	$10,000
10/31/2024	$10,447	$10,328	$10,471
10/31/2025	$11,117	$10,964	$11,161

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	6.41%	6.17%
Bloomberg US Aggregate Bond Index	6.16%	5.34%
Bloomberg US Corporate BBB 1-5 Year Index	6.59%	6.40%
Footnote	Description
Footnote(1)	The Fund commenced operations on January 23, 2024. Shares of BBBS were listed on the NYSE Arca, Inc. on January 25, 2024.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

BBBS

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$185,892,125
# of Portfolio Holdings	1,253
Total Advisory Fees Paid During Reporting Period	$222,477
Portfolio Turnover Rate	34%
Expense Ratio	0.19%
Shares Outstanding	3,600,000
Fund Launch Date	1/23/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C754

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Sumitomo Mitsui Trust Bank, London 3.21% 11/03/2025	0.76%
T-Mobile USA, Inc. 3.88% 04/15/2030	0.61%
CVS Health Corp. 4.30% 03/25/2028	0.44%
Boeing Co. 5.15% 05/01/2030	0.42%
Deutsche Telekom International Finance BV 8.75% 06/15/2030	0.37%
T-Mobile USA, Inc. 3.75% 04/15/2027	0.36%
Citigroup, Inc. 4.45% 09/29/2027	0.34%
Amgen, Inc. 5.15% 03/02/2028	0.34%
Cigna Group 4.38% 10/15/2028	0.33%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.00% 10/29/2028	0.32%
Footnote	Description
Footnote*	Subject to change

Sector Breakdown (% of Net Assets)

Financial	25.6%
Consumer Non-Cyclical	17.8%
Consumer Cyclical	10.4%
Utilities	8.8%
Energy	8.7%
Industrial	8.5%
Technology	8.5%
Communications	8.0%
Basic Materials	2.1%
Cash and Equivalents	1.6%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
10+ Years	1.7%
7-10 Years	0.7%
5-7 Years	1.6%
3-5 Years	50.6%
2-3 Years	24.7%
0-2 Years	19.1%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/BondBloxx-BBB-Rated-1-5-Year-Corporate-Bond-ETF/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX BBBS 1025

BBBI

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx BBB Rated 5-10 Year Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of BBB-rated, fixed-rate, taxable U.S. dollar-denominated corporate bonds issued by U.S. and non-U.S. corporate issuers with remaining maturities of greater than or equal to five years and less than ten years.

This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/BondBloxx-BBB-Rated-5-10-Year-Corporate-Bond-ETF/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	$20	0.19%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 8.18%, generally in line with its benchmark, the Bloomberg US Corporate BBB 5-10 Year Index, which returned 8.38%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, supported by declining U.S. Treasury yields during the period. These yield declines occurred alongside the Federal Reserve’s reduction of its key policy rate—from 5.00% to 4.00%—which the Fed attributed to improved alignment between labor-market conditions and inflation. Yield premiums over similar-duration Treasuries ended the period approximately where they began, as investor demand for high-grade securities remained robust.

Dispersion among sector performance was relatively low, though the strongest-performing industry sectors in the Fund included banking, automotive, and capital goods.

Growth Of $10,000 USD Since Inception

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF - $11,355
Bloomberg US Aggregate Bond Index - $10,964
Bloomberg US Corporate BBB 5-10 Year Index - $11,391
$12,000
$10,000
$11,391
$11,355
$10,964
01/23/2024
10/31/2024
10/31/2025

	BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate BBB 5-10 Year Index
01/23/2024	$10,000	$10,000	$10,000
10/31/2024	$10,496	$10,328	$10,511
10/31/2025	$11,355	$10,964	$11,391

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	8.18%	7.44%
Bloomberg US Aggregate Bond Index	6.16%	5.34%
Bloomberg US Corporate BBB 5-10 Year Index	8.38%	7.64%
Footnote	Description
Footnote(1)	The Fund commenced operations on January 23, 2024. Shares of BBBI were listed on the NYSE Arca, Inc. on January 25, 2024.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

BBBI

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$54,868,875
# of Portfolio Holdings	1,026
Total Advisory Fees Paid During Reporting Period	$52,430
Portfolio Turnover Rate	45%
Expense Ratio	0.19%
Shares Outstanding	1,050,000
Fund Launch Date	1/23/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C747

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Amgen, Inc. 5.25% 03/02/2033	0.46%
Verizon Communications, Inc. 2.36% 03/15/2032	0.42%
Oracle Corp. 5.20% 09/26/2035	0.41%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30% 01/30/2032	0.40%
Verizon Communications, Inc. 2.55% 03/21/2031	0.36%
Citigroup, Inc. 6.17% 05/25/2034	0.34%
British Telecommunications PLC 9.63% 12/15/2030	0.33%
AT&T, Inc. 2.55% 12/01/2033	0.33%
Orange SA 9.00% 03/01/2031	0.33%
Citigroup, Inc. 6.02% 01/24/2036	0.32%
Footnote	Description
Footnote*	Subject to change

Sector Breakdown (% of Net Assets)

Financial	25.1%
Consumer Non-Cyclical	15.5%
Energy	11.2%
Technology	10.3%
Communications	10.2%
Utilities	8.9%
Consumer Cyclical	8.0%
Industrial	7.2%
Basic Materials	2.1%
Cash and Equivalents	1.5%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.5%
10+ Years	6.2%
7-10 Years	54.6%
5-7 Years	37.7%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/BondBloxx-BBB-Rated-5-10-Year-Corporate-Bond-ETF/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX BBBI 1025

BBBL

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx BBB Rated 10+ Year Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of BBB-rated, fixed-rate, taxable U.S. dollar-denominated corporate bonds issued by U.S. and non-U.S. corporate issuers with remaining maturities of greater than or equal to ten years.

This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/BondBloxx-BBB-Rated-10-Year-Corporate-Bond-ETF/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	$20	0.19%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 6.11%, generally in line with its benchmark, the Bloomberg US Corporate BBB 10+ Year Index, which returned 6.00%.

The Fund’s positive performance was driven primarily by income from coupon payments (“income return”) during the period. Overall yields ended the period approximately where they began, as tighter yield premiums offset slightly higher yields at the long end of the Treasury curve, supported by continued investor demand for high-grade securities.

The strongest-performing industry sectors in the Fund included capital goods, leisure, and automotive, while lagging sectors included media, technology, and telecommunications.

Growth Of $10,000 USD Since Inception

BondBloxx BBB Rated 10+ Year Corporate Bond ETF - $10,968
Bloomberg US Aggregate Bond Index - $10,964
Bloomberg US Corporate BBB 10+ Year Index - $10,980
$12,000
$10,000
$10,980
$10,968
$10,964
01/23/2024
10/31/2024
10/31/2025

	BondBloxx BBB Rated 10+ Year Corporate Bond ETF	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate BBB 10+ Year Index
01/23/2024	$10,000	$10,000	$10,000
10/31/2024	$10,337	$10,328	$10,358
10/31/2025	$10,968	$10,964	$10,980

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	6.11%	5.36%
Bloomberg US Aggregate Bond Index	6.16%	5.34%
Bloomberg US Corporate BBB 10+ Year Index	6.00%	5.43%
Footnote	Description
Footnote(1)	The Fund commenced operations on January 23, 2024. Shares of BBBL were listed on the NYSE Arca, Inc. on January 25, 2024.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

BBBL

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$4,945,764
# of Portfolio Holdings	781
Total Advisory Fees Paid During Reporting Period	$14,814
Portfolio Turnover Rate	28%
Expense Ratio	0.19%
Shares Outstanding	100,000
Fund Launch Date	1/23/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C762

Top 10 Holdings  (% of Net Assets)Footnote Reference*

CVS Health Corp. 5.05% 03/25/2048	0.72%
Goldman Sachs Group, Inc. 6.75% 10/01/2037	0.68%
Boeing Co. 5.81% 05/01/2050	0.60%
CVS Health Corp. 4.78% 03/25/2038	0.57%
AT&T, Inc. 3.50% 09/15/2053	0.56%
AT&T, Inc. 3.55% 09/15/2055	0.55%
AT&T, Inc. 3.80% 12/01/2057	0.50%
AT&T, Inc. 3.65% 09/15/2059	0.48%
JP Morgan Chase, New York 3.21% 11/03/2025	0.45%
Amgen, Inc. 5.65% 03/02/2053	0.40%
Footnote	Description
Footnote*	Subject to change

Sector Breakdown (% of Net Assets)

Consumer Non-Cyclical	21.7%
Communications	19.0%
Energy	13.1%
Financial	9.4%
Technology	9.3%
Industrial	8.9%
Utilities	7.0%
Consumer Cyclical	5.1%
Basic Materials	4.6%
Semiconductors	0.1%
Cash and Equivalents	1.8%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.8%
10+ Years	98.2%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/BondBloxx-BBB-Rated-10-Year-Corporate-Bond-ETF/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX BBBL 1025

XEMD

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Cboe BZX Exchange, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated emerging market bonds with an average life of below 10 years.

This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-jp-morgan-usd-emerging-markets-1-10-year-bond-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	$31	0.29%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 12.72%, generally in line with its benchmark, the JP Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index, which returned 13.00%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, supported by declining U.S. Treasury yields and a reduction in yield premiums during the period. These dynamics were influenced by favorable economic and monetary conditions in the United States and abroad, including accommodative interest rate policies and resilient consumer spending.

Relatively stable inflation enabled monetary easing across a number of international markets, while solid U.S. economic growth supported demand for exports from many emerging-market economies, helping to strengthen their capacity to service external debt. In addition, several issuer countries within the investment universe completed restructurings of previously distressed debt and resumed payments on their obligations, contributing further to improved credit performance in the sector.

Growth Of $10,000 USD Since Inception

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF - $13,676
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD - $10,963
J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index - $13,841
$14,000
$12,000
$10,000
$8,000
$13,841
$13,676
$10,963
06/28/2022
10/31/2022
10/31/2023
10/31/2024
10/31/2025

	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index
06/28/2022	$10,000	$10,000	$10,000
10/31/2022	$9,622	$9,310	$9,635
10/31/2023	$10,440	$9,470	$10,499
10/31/2024	$12,132	$10,373	$12,248
10/31/2025	$13,676	$10,963	$13,841

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	12.72%	9.82%
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	5.69%	2.79%
J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index	13.00%	10.21%
Footnote	Description
Footnote(1)	The Fund commenced operations on June 28, 2022. Shares of XEMD were listed on the Cboe BZX, Inc. on June 30, 2022.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

XEMD

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Cboe BZX Exchange, Inc.

Key Fund Statistics

Total Net Assets	$514,156,263
# of Portfolio Holdings	441
Total Advisory Fees Paid During Reporting Period	$1,054,840
Portfolio Turnover Rate	28%
Expense Ratio	0.29%
Shares Outstanding	11,550,000
Fund Launch Date	6/28/2022
Exchange	Cboe BZX Exchange, Inc.
CUSIP	09789C879

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Argentine Republic Government International Bond 4.13% 07/09/2035	1.56%
Ecuador Government International Bond 6.90% 07/31/2035	1.16%
Argentine Republic Government International Bond 0.75% 07/09/2030	0.92%
Argentine Republic Government International Bond 5.00% 01/09/2038	0.91%
Ghana Government International Bond 5.00% 07/03/2035	0.84%
Eagle Funding Luxco Sarl 5.50% 08/17/2030	0.77%
Argentine Republic Government International Bond 3.50% 07/09/2041	0.74%
Ghana Government International Bond 5.00% 07/03/2029	0.66%
Ecuador Government International Bond 6.90% 07/31/2030	0.65%
Republic of Poland Government International Bond 5.13% 09/18/2034	0.59%
Footnote	Description
Footnote*	Subject to change

Top 10 CountriesFootnote Reference* (% of Net Assets)

Saudi Arabia	7.1%
Turkey	5.8%
Argentina	4.3%
United Arab Emirates	4.3%
Mexico	4.0%
Poland	3.9%
Bahrain	3.7%
Brazil	3.5%
Romania	3.5%
Oman	3.5%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
Defaulted	1.0%
10+ Years	3.3%
7-10 Years	31.0%
5-7 Years	18.0%
3-5 Years	24.4%
2-3 Years	11.6%
0-2 Years	9.1%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-jp-morgan-usd-emerging-markets-1-10-year-bond-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XEMD 1025

XHLF

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx Bloomberg Six Month Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 1 and 12 months.

This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-six-month-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	$3	0.03%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025,the Fund generated a total return of 4.32%, generally in line with its benchmark, the Bloomberg US Treasury Six Month Target Duration Index, which returned 4.38%.

The Fund’s performance primarily reflected income from coupon payments (“income return”). Given the Fund’s focus on the short end of the U.S. Treasury yield curve, it initially benefited from the inverted yield curve at the start of the reporting period, which largely stemmed from the Federal Reserve’s earlier policy actions to address elevated inflation.

As the period progressed, yields declined alongside the Federal Reserve’s reduction of its key policy rate—from 5.00% to 4.00%—based on the Fed’s assessment that labor-market conditions and inflation had moved into closer alignment.

Growth Of $10,000 USD Since Inception

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF - $11,517
Bloomberg US Treasury Index - $10,937
Bloomberg US Treasury Six Month Target Duration Index - $11,533
$12,000
$10,000
$8,000
$11,533
$11,517
$10,937
09/13/2022
10/31/2022
10/31/2023
10/31/2024
10/31/2025

	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Six Month Target Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$10,018	$9,651	$10,016
10/31/2023	$10,474	$9,590	$10,477
10/31/2024	$11,040	$10,397	$11,048
10/31/2025	$11,517	$10,937	$11,533

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	4.32%	4.61%
Bloomberg US Treasury Index	5.19%	2.90%
Bloomberg US Treasury Six Month Target Duration Index	4.38%	4.66%
Footnote	Description
Footnote(1)	The Fund commenced operations on September 13, 2022. Shares of XHLF were listed on the NYSE Arca, Inc. on September 15, 2022.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

XHLF

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$1,677,287,960
# of Portfolio Holdings	29
Total Advisory Fees Paid During Reporting Period	$419,215
Portfolio Turnover Rate	-%
Expense Ratio	0.03%
Shares Outstanding	33,270,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C788

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Bill ZCP 09/03/2026	9.30%
U.S. Treasury Bill ZCP 08/06/2026	9.18%
U.S. Treasury Bill ZCP 07/09/2026	9.07%
U.S. Treasury Bill ZCP 05/14/2026	9.05%
U.S. Treasury Bill ZCP 06/11/2026	8.92%
U.S. Treasury Bill ZCP 04/16/2026	7.32%
Citibank, New York 3.21% 11/03/2025	6.68%
U.S. Treasury Bill ZCP 03/19/2026	6.40%
U.S. Treasury Bill ZCP 02/19/2026	4.82%
U.S. Treasury Bill ZCP 11/28/2025	4.52%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	0.5%
0-2 Years	99.5%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-six-month-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XHLF 1025

XONE

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx Bloomberg One Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 6 and 18 months.

This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-one-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	$3	0.03%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 4.45%, generally in line with its benchmark, the Bloomberg US Treasury One Year Target Duration Index, which returned 4.49%.

The Fund’s performance primarily reflected income from coupon payments (“income return”). Given the Fund’s focus on the short end of the U.S. Treasury yield curve, it initially benefited from the inverted yield curve at the start of the reporting period, which largely stemmed from the Federal Reserve’s earlier policy actions to address elevated inflation.

As the period progressed, yields declined alongside the Federal Reserve’s reduction of its key policy rate—from 5.00% to 4.00%—based on the Fed’s assessment that labor-market conditions and inflation had moved into closer alignment.

Growth Of $10,000 USD Since Inception

BondBloxx Bloomberg One Year Target Duration US Treasury ETF - $11,440
Bloomberg US Treasury Index - $10,937
Bloomberg US Treasury One Year Target Duration Index - $11,457
$12,000
$10,000
$8,000
$11,457
$11,440
$10,937
09/13/2022
10/31/2022
10/31/2023
10/31/2024
10/31/2025

	BondBloxx Bloomberg One Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury One Year Target Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$9,980	$9,651	$9,983
10/31/2023	$10,380	$9,590	$10,387
10/31/2024	$10,953	$10,397	$10,965
10/31/2025	$11,440	$10,937	$11,457

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	4.45%	4.39%
Bloomberg US Treasury Index	5.19%	2.90%
Bloomberg US Treasury One Year Target Duration Index	4.49%	4.44%
Footnote	Description
Footnote(1)	The Fund commenced operations on September 13, 2022. Shares of XONE were listed on the NYSE Arca, Inc. on September 15, 2022.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

XONE

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$660,963,374
# of Portfolio Holdings	54
Total Advisory Fees Paid During Reporting Period	$181,418
Portfolio Turnover Rate	69%
Expense Ratio	0.03%
Shares Outstanding	13,310,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C861

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 3.75% 08/31/2026	2.95%
U.S. Treasury Note 4.63% 06/30/2026	2.91%
U.S. Treasury Note 4.88% 05/31/2026	2.90%
U.S. Treasury Note 1.50% 01/31/2027	2.83%
U.S. Treasury Note 4.38% 07/31/2026	2.66%
U.S. Treasury Note 3.88% 03/31/2027	2.61%
U.S. Treasury Note 4.25% 12/31/2026	2.56%
U.S. Treasury Note 4.13% 10/31/2026	2.56%
U.S. Treasury Note 4.13% 01/31/2027	2.53%
U.S. Treasury Note 3.50% 09/30/2026	2.50%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.1%
0-2 Years	98.9%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-one-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XONE 1025

XTWO

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx Bloomberg Two Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 1 and 3 years.

This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-two-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	$5	0.05%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 4.93%, generally in line with its benchmark, the Bloomberg US Treasury Two Year Target Duration Index, which returned 4.96%.

The Fund’s performance primarily reflected income from coupon payments (“income return”), complemented by price appreciation as Treasury yields declined during the period. These yield declines occurred alongside the Federal Reserve’s reduction of its key policy rate—from 5.00% to 4.00%—which the Fed attributed to improved alignment between labor-market conditions and inflation.

Income for the fiscal year also benefited from relatively attractive starting yields, reflecting the Federal Reserve’s prior policy actions, including a cumulative 5.25% increase in the policy rate in response to post-COVID inflationary pressures.

Growth Of $10,000 USD Since Inception

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF - $11,304
Bloomberg US Treasury Index - $10,937
Bloomberg US Treasury Two Year Target Duration Index - $11,323
$12,000
$10,000
$8,000
$11,323
$11,304
$10,937
09/13/2022
10/31/2022
10/31/2023
10/31/2024
10/31/2025

	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Two Year Target Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$9,910	$9,651	$9,913
10/31/2023	$10,184	$9,590	$10,192
10/31/2024	$10,773	$10,397	$10,788
10/31/2025	$11,304	$10,937	$11,323

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	4.93%	3.99%
Bloomberg US Treasury Index	5.19%	2.90%
Bloomberg US Treasury Two Year Target Duration Index	4.96%	4.05%
Footnote	Description
Footnote(1)	The Fund commenced operations on September 13, 2022. Shares of XTWO were listed on the NYSE Arca, Inc. on September 15, 2022.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

XTWO

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$150,715,543
# of Portfolio Holdings	91
Total Advisory Fees Paid During Reporting Period	$68,141
Portfolio Turnover Rate	55%
Expense Ratio	0.05%
Shares Outstanding	3,040,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C853

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 1.50% 01/31/2027	2.02%
U.S. Treasury Note 3.75% 08/15/2027	1.57%
U.S. Treasury Note 0.75% 01/31/2028	1.57%
U.S. Treasury Note 2.50% 03/31/2027	1.53%
U.S. Treasury Note 4.50% 05/15/2027	1.53%
U.S. Treasury Note 4.00% 01/15/2027	1.51%
U.S. Treasury Note 2.75% 02/15/2028	1.51%
U.S. Treasury Note 4.38% 07/15/2027	1.51%
U.S. Treasury Note 2.88% 08/15/2028	1.46%
U.S. Treasury Note 1.25% 12/31/2026	1.45%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.1%
3-5 Years	5.3%
2-3 Years	48.3%
0-2 Years	45.3%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-two-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XTWO 1025

XTRE

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx Bloomberg Three Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 2 and 4 years.

This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-three-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	$5	0.05%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 5.58%, generally in line with its benchmark, the Bloomberg US Treasury Three Year Target Duration Index, which returned 5.62%.

The Fund’s performance primarily reflected income from coupon payments (“income return”), complemented by price appreciation as Treasury yields declined during the period. These yield declines occurred alongside the Federal Reserve’s reduction of its key policy rate—from 5.00% to 4.00%—which the Fed attributed to improved alignment between labor-market conditions and inflation.

Income for the fiscal year also benefited from relatively attractive starting yields, reflecting the Federal Reserve’s prior policy actions, including a cumulative 5.25% increase in the policy rate in response to post-COVID inflationary pressures.

Growth Of $10,000 USD Since Inception

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF - $11,302
Bloomberg US Treasury Index - $10,937
Bloomberg US Treasury Three Year Target Duration Index - $11,317
$12,000
$10,000
$8,000
$11,317
$11,302
$10,937
09/13/2022
10/31/2022
10/31/2023
10/31/2024
10/31/2025

	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Three Year Target Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$9,856	$9,651	$9,855
10/31/2023	$10,070	$9,590	$10,073
10/31/2024	$10,705	$10,397	$10,715
10/31/2025	$11,302	$10,937	$11,317

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	5.58%	3.99%
Bloomberg US Treasury Index	5.19%	2.90%
Bloomberg US Treasury Three Year Target Duration Index	5.62%	4.03%
Footnote	Description
Footnote(1)	The Fund commenced operations on September 13, 2022. Shares of XTRE were listed on the NYSE Arca, Inc. on September 15, 2022.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

XTRE

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$195,997,616
# of Portfolio Holdings	72
Total Advisory Fees Paid During Reporting Period	$71,094
Portfolio Turnover Rate	56%
Expense Ratio	0.05%
Shares Outstanding	3,930,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C846

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 4.00% 02/28/2030	3.20%
U.S. Treasury Note 4.50% 05/31/2029	2.27%
U.S. Treasury Note 4.13% 10/31/2029	2.19%
U.S. Treasury Note 4.13% 11/30/2029	2.19%
U.S. Treasury Note 4.25% 01/31/2030	2.16%
U.S. Treasury Note 4.00% 07/31/2029	2.13%
U.S. Treasury Note 4.38% 12/31/2029	2.12%
U.S. Treasury Note 4.63% 04/30/2029	2.10%
U.S. Treasury Note 3.50% 09/30/2029	2.07%
U.S. Treasury Note 4.13% 03/31/2029	2.06%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.2%
3-5 Years	59.3%
2-3 Years	39.5%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-three-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XTRE 1025

XFIV

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx Bloomberg Five Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 4 and 6 years.

This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-five-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	$5	0.05%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 6.48%, generally in line with its benchmark, the Bloomberg US Treasury Five Year Target Duration Index, which returned 6.54%.

The Fund’s performance primarily reflected income from coupon payments (“income return”), complemented by price appreciation as Treasury yields declined during the period. These yield declines occurred alongside the Federal Reserve’s reduction of its key policy rate—from 5.00% to 4.00%—which the Fed attributed to improved alignment between labor-market conditions and inflation.

Income for the fiscal year also benefited from relatively attractive starting yields, reflecting the Federal Reserve’s prior policy actions, including a cumulative 5.25% increase in the policy rate in response to post-COVID inflationary pressures.

Growth Of $10,000 USD Since Inception

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF - $11,223
Bloomberg US Treasury Index - $10,937
Bloomberg US Treasury Five Year Target Duration Index - $11,239
$12,000
$10,000
$8,000
$11,239
$11,223
$10,937
09/13/2022
10/31/2022
10/31/2023
10/31/2024
10/31/2025

	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Five Year Target Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$9,725	$9,651	$9,725
10/31/2023	$9,770	$9,590	$9,773
10/31/2024	$10,540	$10,397	$10,549
10/31/2025	$11,223	$10,937	$11,239

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	6.48%	3.75%
Bloomberg US Treasury Index	5.19%	2.90%
Bloomberg US Treasury Five Year Target Duration Index	6.54%	3.80%
Footnote	Description
Footnote(1)	The Fund commenced operations on September 13, 2022. Shares of XFIV were listed on the NYSE Arca, Inc. on September 15, 2022.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

XFIV

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$305,389,037
# of Portfolio Holdings	51
Total Advisory Fees Paid During Reporting Period	$84,335
Portfolio Turnover Rate	81%
Expense Ratio	0.05%
Shares Outstanding	6,150,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C838

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 1.88% 02/15/2032	4.00%
U.S. Treasury Note 1.25% 08/15/2031	3.90%
U.S. Treasury Note 1.13% 02/15/2031	3.80%
U.S. Treasury Note 1.63% 05/15/2031	3.72%
U.S. Treasury Note 1.38% 11/15/2031	3.53%
U.S. Treasury Note 2.88% 05/15/2032	3.40%
U.S. Treasury Note 0.63% 08/15/2030	3.33%
U.S. Treasury Note 4.13% 11/15/2032	3.32%
U.S. Treasury Note 0.88% 11/15/2030	3.05%
U.S. Treasury Note 3.88% 04/30/2030	2.66%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.2%
7-10 Years	3.3%
5-7 Years	64.9%
3-5 Years	30.6%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-five-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XFIV 1025

XSVN

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 5 and 9 years.

This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-seven-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	$5	0.05%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 6.50%, generally in line with its benchmark, the Bloomberg US Treasury Seven Year Target Duration Index, which returned 6.55%.

The Fund’s performance primarily reflected income from coupon payments (“income return”), complemented by price appreciation as Treasury yields declined during the period. These yield declines occurred alongside the Federal Reserve’s reduction of its key policy rate—from 5.00% to 4.00%—which the Fed attributed to improved alignment between labor-market conditions and inflation.

Income for the fiscal year also benefited from relatively attractive starting yields, reflecting the Federal Reserve’s prior policy actions, including a cumulative 5.25% increase in the policy rate in response to post-COVID inflationary pressures.

Growth Of $10,000 USD Since Inception

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF - $10,941
Bloomberg US Treasury Index - $10,937
Bloomberg US Treasury Seven Year Target Duration Index - $10,962
$12,000
$10,000
$8,000
$10,962
$10,941
$10,937
09/13/2022
10/31/2022
10/31/2023
10/31/2024
10/31/2025

	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Seven Year Target Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$9,608	$9,651	$9,612
10/31/2023	$9,412	$9,590	$9,421
10/31/2024	$10,273	$10,397	$10,288
10/31/2025	$10,941	$10,937	$10,962

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	6.50%	2.91%
Bloomberg US Treasury Index	5.19%	2.90%
Bloomberg US Treasury Seven Year Target Duration Index	6.55%	2.98%
Footnote	Description
Footnote(1)	The Fund commenced operations on September 13, 2022. Shares of XSVN were listed on the NYSE Arca, Inc. on September 15, 2022.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

XSVN

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$174,028,235
# of Portfolio Holdings	39
Total Advisory Fees Paid During Reporting Period	$71,018
Portfolio Turnover Rate	62%
Expense Ratio	0.05%
Shares Outstanding	3,600,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C820

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 4.25% 08/15/2035	10.89%
U.S. Treasury Note 4.63% 02/15/2035	10.87%
U.S. Treasury Note 4.25% 11/15/2034	10.63%
U.S. Treasury Note 4.25% 05/15/2035	10.54%
U.S. Treasury Note 3.88% 08/15/2034	10.28%
U.S. Treasury Note 4.38% 05/15/2034	10.04%
U.S. Treasury Note 4.00% 02/15/2034	3.98%
U.S. Treasury Note 3.88% 08/15/2033	1.88%
U.S. Treasury Note 4.50% 11/15/2033	1.80%
U.S. Treasury Note 3.38% 05/15/2033	1.67%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
10+ Years	1.9%
7-10 Years	75.8%
5-7 Years	20.7%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-seven-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XSVN 1025

XTEN

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 6 and 14 years.

This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-ten-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	$8	0.075%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 5.54%, generally in line with its benchmark, the Bloomberg US Treasury Ten Year Target Duration Index, which returned 5.59%.

The Fund’s performance primarily reflected income from coupon payments (“income return”), complemented by price appreciation as Treasury yields declined during the period. These yield declines occurred alongside the Federal Reserve’s reduction of its key policy rate—from 5.00% to 4.00%—which the Fed attributed to improved alignment between labor-market conditions and inflation.

Income for the fiscal year also benefited from relatively attractive starting yields, reflecting the Federal Reserve’s prior policy actions, including a cumulative 5.25% increase in the policy rate in response to post-COVID inflationary pressures.

Growth Of $10,000 USD Since Inception

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF - $10,614
Bloomberg US Treasury Index - $10,937
Bloomberg US Treasury Ten Year Target Duration Index - $10,629
$12,000
$10,000
$8,000
$10,937
$10,629
$10,614
09/13/2022
10/31/2022
10/31/2023
10/31/2024
10/31/2025

	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Ten Year Target Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$9,383	$9,651	$9,383
10/31/2023	$8,986	$9,590	$8,989
10/31/2024	$10,056	$10,397	$10,066
10/31/2025	$10,614	$10,937	$10,629

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	5.54%	1.92%
Bloomberg US Treasury Index	5.19%	2.90%
Bloomberg US Treasury Ten Year Target Duration Index	5.59%	1.97%
Footnote	Description
Footnote(1)	The Fund commenced operations on September 13, 2022. Shares of XTEN were listed on the NYSE Arca, Inc. on September 15, 2022.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

XTEN

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$794,329,812
# of Portfolio Holdings	66
Total Advisory Fees Paid During Reporting Period	$398,149
Portfolio Turnover Rate	38%
Expense Ratio	0.075%
Shares Outstanding	16,940,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C812

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 3.88% 08/15/2034	4.01%
U.S. Treasury Note 4.63% 02/15/2035	3.91%
U.S. Treasury Note 4.25% 11/15/2034	3.79%
U.S. Treasury Note 4.25% 05/15/2035	3.78%
U.S. Treasury Note 4.25% 08/15/2035	3.77%
U.S. Treasury Note 4.00% 02/15/2034	3.71%
U.S. Treasury Note 4.50% 11/15/2033	3.67%
U.S. Treasury Note 4.38% 05/15/2034	3.46%
U.S. Treasury Note 3.88% 08/15/2033	3.35%
U.S. Treasury Note 3.50% 02/15/2033	3.01%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
10+ Years	53.4%
7-10 Years	39.4%
5-7 Years	5.6%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-ten-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XTEN 1025

XTWY

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration of 20 years.

This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-twenty-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	$13	0.125%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 0.19%, generally in line with its benchmark, the Bloomberg US Treasury Twenty Year Target Duration Index, which returned 0.33%.

While the Fund generated positive income from coupon payments (“income return”), much of this was offset by price depreciation as yields rose at the long end of the U.S. Treasury curve. Although accommodative Federal Reserve policy contributed to yield declines across much of the curve, the long end is uniquely sensitive to additional factors—including investor concerns regarding fiscal policy, increased Treasury issuance, and long-term inflation volatility—which contributed to upward pressure on long-term yields during the period.

Growth Of $10,000 USD Since Inception

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF - $9,013
Bloomberg US Treasury Index - $10,937
Bloomberg US Treasury Twenty Year Target Duration Index - $9,069
$12,000
$10,000
$8,000
$6,000
$10,937
$9,069
$9,013
09/13/2022
10/31/2022
10/31/2023
10/31/2024
10/31/2025

	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Twenty Year Target Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$8,769	$9,651	$8,783
10/31/2023	$7,653	$9,590	$7,676
10/31/2024	$8,996	$10,397	$9,039
10/31/2025	$9,013	$10,937	$9,069

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	0.19%	(3.26)%
Bloomberg US Treasury Index	5.19%	2.90%
Bloomberg US Treasury Twenty Year Target Duration Index	0.33%	(3.07)%
Footnote	Description
Footnote(1)	The Fund commenced operations on September 13, 2022. Shares of XTWY were listed on the NYSE Arca, Inc. on September 15, 2022.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

XTWY

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$85,358,024
# of Portfolio Holdings	57
Total Advisory Fees Paid During Reporting Period	$76,890
Portfolio Turnover Rate	99%
Expense Ratio	0.125%
Shares Outstanding	2,160,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C796

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Bond 4.25% 02/15/2054	6.55%
U.S. Treasury Bond 3.63% 05/15/2053	5.65%
U.S. Treasury Bond 3.63% 02/15/2053	5.63%
U.S. Treasury Bond 2.88% 05/15/2052	5.11%
U.S. Treasury Bond 4.25% 08/15/2054	4.51%
U.S. Treasury Bond 3.00% 08/15/2052	3.98%
U.S. Treasury Bond 2.38% 05/15/2051	3.58%
U.S. Treasury Bond 2.00% 08/15/2051	3.24%
U.S. Treasury Bond 2.38% 11/15/2049	3.18%
U.S. Treasury Bond 1.88% 02/15/2051	3.13%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.4%
10+ Years	98.6%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-twenty-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XTWY 1025

TAXX

BondBloxx IR+M Tax-Aware Short Duration ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx IR+M Tax-Aware Short Duration ETF (the "Fund") seeks attractive after-tax income, consistent with preservation of capital.

This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-irm-tax-aware-short-duration-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx IR+M Tax-Aware Short Duration ETF	$36	0.35%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 4.50%, outperforming its benchmark, the Bloomberg Municipal 1-3 Year Index, which returned 3.34%.

The outperformance of the Fund relative to its benchmark was due to a combination of sector allocation and security selection. Within regulatory limits and internal guidelines, the Fund made tactical allocation decisions between Municipal Bonds, Corporate Bonds, and Securitized products, capturing relative value opportunities which enhanced performance during the period. Similarly, the Fund made security-selection decisions that supported positive performance.

Growth Of $10,000 USD Since Inception

BondBloxx IR+M Tax-Aware Short Duration ETF - $10,737
Bloomberg US Aggregate Bond Index - $10,910
Bloomberg Municipal 1-3 Year Index - $10,540
$12,000
$10,000
$10,910
$10,737
$10,540
03/12/2024
10/31/2024
10/31/2025

	BondBloxx IR+M Tax-Aware Short Duration ETF	Bloomberg US Aggregate Bond Index	Bloomberg Municipal 1-3 Year Index
03/12/2024	$10,000	$10,000	$10,000
10/31/2024	$10,275	$10,277	$10,199
10/31/2025	$10,737	$10,910	$10,540

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	4.50%	4.44%
Bloomberg US Aggregate Bond Index	6.16%	5.46%
Bloomberg Municipal 1-3 Year Index	3.34%	3.26%
Footnote	Description
Footnote(1)	The Fund commenced operations on March 12, 2024. Shares of TAXX were listed on the NYSE Arca, Inc. on March 14, 2024.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

TAXX

BondBloxx IR+M Tax-Aware Short Duration ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$232,901,891
# of Portfolio Holdings	308
Total Advisory Fees Paid During Reporting Period	$574,972
Portfolio Turnover Rate	24%
Expense Ratio	0.35%
Shares Outstanding	4,580,000
Fund Launch Date	3/12/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C721

Top 10 Holdings  (% of Net Assets)Footnote Reference*

New York City Transitional Finance Authority Building Aid Revenue, Series S, Revenue Bonds 5.00% 07/15/2034	1.55%
Industrial Development Authority of the City of Phoenix Arizona, Revenue Bonds 3.10% 02/01/2059	1.55%
Indiana Finance Authority, Revenue Bonds 5.00% 10/01/2064	1.37%
Rhode Island Commerce Corp., Series B, Revenue Bonds 5.00% 06/15/2031	1.32%
Harris County Municipal Utility District No. 165, General Obligation 4.00% 03/01/2032	1.31%
King County School District No. 411 Issaquah, General Obligation 4.00% 12/01/2031	1.22%
Chicago O'Hare International Airport, Series C, Revenue Bonds 5.00% 01/01/2031	1.03%
Denton Independent School District, Series B, General Obligation 4.00% 08/15/2055	1.02%
Main Street Natural Gas, Inc., Series A, Revenue Bonds 4.00% 09/01/2052	1.02%
Sumitomo, Tokyo 3.21% 11/03/2025	0.93%
Footnote	Description
Footnote*	Subject to change

Asset Breakdown (% of Net Assets)

Value	Value
Municipal Bonds	75.4%
Corporate Bonds	10.0%
Asset-Backed Securities	7.0%
Collateralized Mortgage Obligations	6.0%
Cash and Equivalents	1.6%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
Defaulted	2.5%
10+ Years	32.4%
7-10 Years	11.3%
5-7 Years	19.8%
3-5 Years	12.8%
2-3 Years	8.4%
0-2 Years	11.2%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-irm-tax-aware-short-duration-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX TAXX 1025

TXXI

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx IR+M Tax-Aware Intermediate Duration ETF (the "Fund") seeks attractive after-tax income, consistent with preservation of capital.

This annual shareholder report contains important information about the Fund for the period from March 11, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-irm-tax-aware-intermediate-duration-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx IR+M Tax-Aware Intermediate Duration ETF	$23Footnote Reference*	0.35%Footnote Reference**
Footnote	Description
Footnote*	Cost would have been higher for a full reporting period.
Footnote**	Annualized.

How Did The Fund Perform Last Year?

For the period from inception (March 11, 2025) to October 31, 2025, the Fund generated a total return of 3.51%, outperforming its benchmark, the Bloomberg Municipal Bond Index, which returned 2.93%.

The outperformance of the Fund relative to its benchmark was due to a combination of sector allocation and security selection. Within regulatory limits and internal guidelines, the Fund made tactical allocation decisions between Municipal Bonds, Corporate Bonds, and Securitized products, capturing relative value opportunities which enhanced performance during the period. Similarly, the Fund made security-selection decisions that supported positive performance.

Growth Of $10,000 USD Since Inception

BondBloxx IR+M Tax-Aware Intermediate Duration ETF - $10,351
Bloomberg Municipal Bond Index - $10,293
$12,000
$10,000
$10,351
$10,293
03/11/2025
10/31/2025

	BondBloxx IR+M Tax-Aware Intermediate Duration ETF	Bloomberg Municipal Bond Index
03/11/2025	$10,000	$10,000
10/31/2025	$10,351	$10,293

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	Since InceptionFootnote Reference(1)
Net Asset Value	3.51%
Bloomberg Municipal Bond Index	2.93%
Footnote	Description
Footnote(1)	The Fund commenced operations on March 11, 2025. Shares of TXXI were listed on the NYSE Arca, Inc. on March 13, 2025.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

TXXI

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$15,730,121
# of Portfolio Holdings	118
Total Advisory Fees Paid During Reporting Period	$24,366
Portfolio Turnover Rate	14%
Expense Ratio	0.35%Footnote Reference*
Shares Outstanding	310,000
Fund Launch Date	3/11/2025
Exchange	NYSE Arca, Inc.
CUSIP	09789C663
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Sumitomo, Tokyo 3.21% 11/03/2025	4.93%
Illinois Finance Authority, Series A, Revenue Bonds 5.00% 08/15/2052	2.42%
City of San Antonio Electric & Gas Systems Revenue, Series B, Revenue Bonds 5.00% 02/01/2040	2.28%
Glendale Industrial Development Authority, Revenue Bonds 5.00% 05/15/2040	2.24%
North Carolina Housing Finance Agency, Series A, Revenue Bonds 3.15% 01/01/2031	2.10%
State of Hawaii, Series FW, General Obligation 4.00% 01/01/2034	2.08%
City of Scranton, General Obligation 5.00% 11/15/2031	2.06%
Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bonds 5.00% 08/01/2031	2.05%
New York City Transitional Finance Authority Future Tax Secured Revenue, Series D, Revenue Bonds 5.00% 05/01/2050	2.02%
City of Chicago Waterworks Revenue, Revenue Bonds 5.00% 11/01/2037	1.99%
Footnote	Description
Footnote*	Subject to change

Asset Breakdown (% of Net Assets)

Value	Value
Municipal Bonds	86.5%
Corporate Bonds	5.6%
Short-Term Investments	0.6%
Collateralized Mortgage Obligations	4.3%
Asset-Backed Securities	1.1%
Cash and Equivalents	1.9%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.9%
Defaulted	1.5%
10+ Years	69.3%
7-10 Years	12.7%
5-7 Years	9.0%
3-5 Years	2.5%
2-3 Years	0.3%
0-2 Years	2.8%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-irm-tax-aware-intermediate-duration-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX TXXI 1025

TAXM

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2025

The BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents (the "Fund") seeks attractive after-tax income for Massachusetts residents, consistent with preservation of capital.

This annual shareholder report contains important information about the Fund for the period from March 11, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-irm-tax-aware-etf-for-ma-residents/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	$23Footnote Reference*	0.35%Footnote Reference**
Footnote	Description
Footnote*	Cost would have been higher for a full reporting period.
Footnote**	Annualized.

How Did The Fund Perform Last Year?

For the period from inception (March 11, 2025) to October 31, 2025, the Fund generated a total return of 2.79%, generally in line with its benchmark, the Bloomberg Municipal Bond index, which returned 2.93%.

The performance of the Fund relative to its benchmark was due to a combination of sector allocation and security selection. Within regulatory limits and internal guidelines, the Fund made tactical allocation decisions between Municipal Bonds, Corporate Bonds, and Securitized products, capturing relative value opportunities during the period. Similarly, the Fund made security-selection decisions that contributed to performance.

Growth Of $10,000 USD Since Inception

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents - $10,279
Bloomberg Municipal Bond Index - $10,293
$12,000
$10,000
$10,293
$10,279
03/11/2025
10/31/2025

	BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	Bloomberg Municipal Bond Index
03/11/2025	$10,000	$10,000
10/31/2025	$10,279	$10,293

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	Since InceptionFootnote Reference(1)
Net Asset Value	2.79%
Bloomberg Municipal Bond Index	2.93%
Footnote	Description
Footnote(1)	The Fund commenced operations on March 11, 2025. Shares of TAXM were listed on the NYSE Arca, Inc. on March 13, 2025.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

TAXM

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$14,117,541
# of Portfolio Holdings	99
Total Advisory Fees Paid During Reporting Period	$17,891
Portfolio Turnover Rate	17%
Expense Ratio	0.35%Footnote Reference*
Shares Outstanding	280,000
Fund Launch Date	3/11/2025
Exchange	NYSE Arca, Inc.
CUSIP	09789C697
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Massachusetts Development Finance Agency, Revenue Bonds 5.00% 12/01/2032	2.96%
Missouri Housing Development Commission, Revenue Bonds 2.65% 05/01/2028	2.62%
State of Hawaii, Series FW, General Obligation 4.00% 01/01/2034	2.50%
Town of Pembroke, General Obligation 4.00% 08/01/2042	2.47%
Greater Fall River Vocational School District, General Obligation 5.00% 06/01/2055	2.40%
Massachusetts Development Finance Agency, Series D, Revenue Bonds 5.00% 07/01/2047	2.37%
Massachusetts Development Finance Agency, Revenue Bonds 5.00% 10/01/2040	2.21%
Massachusetts Bay Transportation Authority Assessment Revenue, Series A, Revenue Bonds 5.00% 07/01/2052	2.21%
Woodford Tazewell & McLean Counties Community Unit School District 140 Eureka, Series A, General Obligation 5.00% 11/01/2045	2.18%
Metropolitan Transportation Authority, Revenue Bonds 5.00% 11/15/2036	2.02%
Footnote	Description
Footnote*	Subject to change

Asset Breakdown (% of Net Assets)

Value	Value
Municipal Bonds	92.6%
Corporate Bonds	3.1%
Short-Term Investments	0.7%
Collateralized Mortgage Obligations	1.0%
Asset-Backed Securities	0.8%
Cash and Equivalents	1.8%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.8%
Defaulted	1.3%
10+ Years	64.7%
7-10 Years	12.1%
5-7 Years	5.2%
3-5 Years	6.2%
2-3 Years	6.0%
0-2 Years	2.7%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-irm-tax-aware-etf-for-ma-residents/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX TAXM 1025

PCMM

BondBloxx Private Credit CLO ETF

NASDAQ Stock Market LLC

Annual Shareholder Report as of October 31, 2025

The BondBloxx Private Credit CLO ETF (the "Fund") is an actively managed fund that seeks capital preservation and current income.

This annual shareholder report contains important information about the Fund for the period from December 2, 2024 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-private-credit-clo-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Private Credit CLO ETF	$64Footnote Reference*	0.68%Footnote Reference**
Footnote	Description
Footnote*	Cost would have been higher for a full reporting period.
Footnote**	Annualized.

How Did The Fund Perform Last Year?

For the period from inception (December 2, 2024) to October 31, 2025, the Fund generated a total return of 6.18%, outperforming its benchmark, the Bloomberg U.S. Aggregate Index, which returned 4.98%.

Outperformance was driven by the Fund’s income advantage, reflecting the higher yield profile of its CLO debt holdings relative to the benchmark. This positive impact was partially offset by wider CLO yield spreads, with ratings decompression evident in lower quality segments of the market, despite resilient credit fundamentals. The Fund’s structurally short duration position detracted from relative performance as Treasury yields declined over the period alongside the Federal Reserve’s reduction of its key policy rate—from 5.00% to 4.00%—which the Fed attributed to improved alignment between labor-market conditions and inflation.

Growth Of $10,000 USD Since Inception

BondBloxx Private Credit CLO ETF - $10,618
Bloomberg US Aggregate Bond Index - $10,498
$12,000
$10,000
$10,618
$10,498
12/02/2024
10/31/2025

	BondBloxx Private Credit CLO ETF	Bloomberg US Aggregate Bond Index
12/02/2024	$10,000	$10,000
10/31/2025	$10,618	$10,498

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.

Average Annual Total Returns

Name	Since InceptionFootnote Reference(1)
Net Asset Value	6.18%
Bloomberg US Aggregate Bond Index	4.98%
Footnote	Description
Footnote(1)	The Fund commenced operations on December 2, 2024. Shares of PCMM were listed on the NASDAQ Stock Market LLC, Inc. on December 4, 2024.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

PCMM

BondBloxx Private Credit CLO ETF

NASDAQ Stock Market LLC

Key Fund Statistics

Total Net Assets	$172,098,318
# of Portfolio Holdings	71
Total Advisory Fees Paid During Reporting Period	$644,035
Portfolio Turnover Rate	19%
Expense Ratio	0.68%Footnote Reference*
Shares Outstanding	3,420,000
Fund Launch Date	12/2/2024
Exchange	NASDAQ Stock Market LLC
CUSIP	09789C671
Footnote	Description
Footnote*	Annualized.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Woodmont 2022-9 Trust 2022-9A Class A1R (CME Term SOFR 3 Month + 1.70%) 5.56% 10/25/2036	6.16%
Antares CLO 2023-1 Ltd. 2023-1A Class BR (CME Term SOFR 3 Month + 1.85%) 5.71% 07/25/2037	5.83%
Golub Capital Partners CLO 45M Ltd. 2019-45A Class A1R (CME Term SOFR 3 Month + 1.62%) 5.50% 07/20/2037	5.39%
Blackrock MT Lassen CLO XV LLC 2025-1A Class A1 (CME Term SOFR 3 Month + 1.65%) 5.97% 07/15/2037	4.65%
Sumitomo, Tokyo 3.21% 11/03/2025	3.62%
Monroe Capital MML CLO XIV LLC 2022-2A Class CR (CME Term SOFR 3 Month + 2.25%) 6.12% 10/24/2034	3.49%
MCF CLO V LLC 2017-1A Class CR2 (CME Term SOFR 3 Month + 2.55%) 6.43% 10/20/2037	3.47%
Churchill MMSLF CLO-III LP 2023-3A Class C (CME Term SOFR 3 Month + 4.20%) 8.08% 01/20/2036	3.38%
Maranon Loan Funding 2021-3 Ltd. 2021-3A Class DR (CME Term SOFR 3 Month + 4.81%) 8.71% 10/15/2036	2.93%
Golub Capital Partners CLO 42M-R 2019-42RA Class DR (CME Term SOFR 3 Month + 6.10%) 9.96% 01/20/2036	2.91%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	3.1%
10+ Years	91.4%
7-10 Years	5.0%
5-7 Years	0.3%
3-5 Years	0.2%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

PCMM

BondBloxx Private Credit CLO ETF

NASDAQ Stock Market LLC

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

On April 21, 2025, Nomura Holding America Inc. (together with its parent company, Nomura Holdings, Inc., hereinafter referred to as “Nomura”) and Macquarie Group Limited (“Macquarie”) announced that they had entered into a definitive stock purchase agreement (the “Purchase Agreement”) pursuant to which Nomura agreed to acquire the equity interests of Macquarie’s US and European public investments business, which included Delaware Investment Fund Advisers, a series of Macquarie Investment Management Business Trust, PCMM’s investment sub-adviser (the “Transaction”). The Transaction closed on December 1, 2025, and upon the closing, PCMM’s investment sub-advisory agreement automatically terminated in accordance with its terms and applicable regulations. In connection with the Transaction, the Board appointed Macquarie Asset Management Credit Advisers US, LLC (“MAMCA”) to serve as PCMM’s investment sub-adviser under the manager-of-managers exemptive order that the Trust and BIM previously received, with MAMCA’s appointment as PCMM’s investment sub-adviser effective as of December 1, 2025. PCMM will continue to be managed in accordance with its existing investment objectives and strategies and will continue to be managed by the same portfolio managers.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-private-credit-clo-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX PCMM 1025

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code Of Ethics.

As of the period ended October 31, 2025, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the period covered by this report, there have been no changes to, amendments to or waivers from any provision of the code of ethics. The Registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-896-5089.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Stephen A. Messinger possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Messinger as the Registrant’s audit committee financial expert. Mr. Messinger is an “independent” Trustee for purposes of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations or liabilities greater than the duties, obligations and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the audit committee or board of directors.

Item 4. Principal Accountant Fees And Services.

The following fees paid to Cohen & Company, Ltd., the Registrant’s principal accounting firm (the “Auditor”), are for services rendered for each of the last two fiscal years ended October 31, 2025 and October 31, 2024.

a)	Audit Fees

The aggregate fees billed for each of the last two fiscal years ended October 31, 2025 and October 31, 2024, for professional services rendered by the Auditor for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with statutory and regulatory filings or engagements for each of the last two fiscal years, were $310,500 in 2025 and $ 324,000 in 2024.

b)	Audit Related Fees

The aggregate fees billed for each of the last two fiscal years ended October 31, 2025 and October 31, 2024, for assurance and related services rendered to the Registrant by the Auditor that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 in 2025 and $0 in 2024.

c)	Tax Fees

The aggregate fees billed for each of the last two fiscal years ended October 31, 2025 and October 31, 2024, for professional services rendered to the Registrant by the Auditor for tax compliance, tax advice and tax planning were $81,000 in 2025 and $84,000 in 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

d)	All Other Fees

The aggregate fees billed for each of the last two fiscal years ended October 31, 2025 and October 31, 2024, for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2025 and $0 for 2024.

e)	(1)	Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall (a) oversee the scope of the Trust’s audit, the Trust’s accounting and financial reporting policies and practices and its internal controls, and enhance the quality and objectivity of the audit function; (b) approve, and recommend to the Board Members for ratification, the selection, appointment, retention or termination of the Trust’s independent auditors, as well as approving the compensation thereof; and (c) approve all audit and non-audit services provided to the Trust and certain other persons by such independent auditors.

(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0% for 2025 and 0% for 2024; Tax Fees were 0% for 2025 and 0% for 2024; and Other Fees were 0% for 2025 and 0% for 2024.

f)	Not applicable.

g)	The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant was $81,000 in 2025 and $84,000 in 2024.

h)	The Registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

i)	Not applicable.

j)	Not applicable.

Item 5. Audit Committee Of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All the Board’s independent Trustees, Stephen A. Messinger, Allan C. Eberhart, David A. Lonergan and H. Michael Williams, are members of the Audit Committee.

(b)	Not applicable.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BondBloxxSM ETF Trust Annual Report Core Financial Statements

October 31, 2025

BondBloxx USD High Yield Bond Industrial Sector ETF | XHYI | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF | XHYT | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Healthcare Sector ETF | XHYH | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Financial & REIT Sector ETF | XHYF | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Energy Sector ETF | XHYE | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF | XHYC | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF | XHYD | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Sector Rotation ETF | HYSA | NYSE Arca, Inc.

BondBloxx BB Rated USD High Yield Corporate Bond ETF | XBB | NYSE Arca, Inc.

BondBloxx B Rated USD High Yield Corporate Bond ETF | XB | NYSE Arca, Inc.

BondBloxx CCC Rated USD High Yield Corporate Bond ETF | XCCC | NYSE Arca, Inc.

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF | BBBS | NYSE Arca, Inc.

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF | BBBI | NYSE Arca, Inc.

BondBloxx BBB Rated 10+ Year Corporate Bond ETF | BBBL | NYSE Arca, Inc.

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF | XEMD | Cboe BZX

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF | XHLF | NYSE Arca, Inc.

BondBloxx Bloomberg One Year Target Duration US Treasury ETF | XONE | NYSE Arca, Inc.

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF | XTWO | NYSE Arca, Inc.

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF | XTRE | NYSE Arca, Inc.

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF | XFIV | NYSE Arca, Inc.

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF | XSVN | NYSE Arca, Inc.

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF | XTEN | NYSE Arca, Inc.

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF | XTWY | NYSE Arca, Inc.

BondBloxx IR+M Tax-Aware Short Duration ETF | TAXX | NYSE Arca, Inc.

BondBloxx IR+M Tax-Aware Intermediate Duration ETF | TXXI | NYSE Arca, Inc.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | TAXM | NYSE Arca, Inc.

BondBloxx Private Credit CLO ETF | PCMM | NASDAQ Stock Market LLC

BondBloxx Investment Management Corporation | bondbloxxetf.com | 800.896.5089

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.7%
ADVERTISING – 0.8%
Neptune Bidco US, Inc.(1)	9.29	04/15/29	$328,000	$324,198

AEROSPACE/DEFENSE – 9.1%
AAR Escrow Issuer LLC(1)	6.75	03/15/29	85,000	87,822
ATI, Inc.	4.88	10/01/29	37,000	36,917
ATI, Inc.	5.13	10/01/31	50,000	49,609
ATI, Inc.	5.88	12/01/27	50,000	50,091
ATI, Inc.	7.25	08/15/30	50,000	52,625
Bombardier, Inc.(1)	6.00	02/15/28	95,000	95,293
Bombardier, Inc.(1)	6.75	06/15/33	95,000	99,845
Bombardier, Inc.(1)	7.00	06/01/32	95,000	99,858
Bombardier, Inc.(1)	7.25	07/01/31	95,000	100,954
Bombardier, Inc.(1)	7.45	05/01/34	64,000	71,257
Bombardier, Inc.(1)	7.50	02/01/29	95,000	99,036
Bombardier, Inc.(1)	8.75	11/15/30	95,000	102,577
Efesto Bidco SpA/Efesto US LLC(1)	7.50	02/15/32	105,000	104,916
Goat Holdco LLC(1)	6.75	02/01/32	95,000	97,099
Moog, Inc.(1)	4.25	12/15/27	64,000	63,488
Spirit AeroSystems, Inc.	4.60	06/15/28	90,000	90,726
Spirit AeroSystems, Inc.(1)	9.38	11/30/29	111,000	116,708
Spirit AeroSystems, Inc.(1)	9.75	11/15/30	150,000	164,988
TransDigm, Inc.	4.63	01/15/29	149,000	146,668
TransDigm, Inc.	4.88	05/01/29	90,000	89,258
TransDigm, Inc.(1)	6.00	01/15/33	195,000	198,296
TransDigm, Inc.(1)	6.25	01/31/34	70,000	72,396
TransDigm, Inc.(1)	6.38	03/01/29	350,000	359,952
TransDigm, Inc.(1)	6.38	05/31/33	325,000	332,095
TransDigm, Inc.(1)	6.63	03/01/32	280,000	289,892
TransDigm, Inc.(1)	6.75	08/15/28	270,000	275,664
TransDigm, Inc.(1)	6.75	01/31/34	255,000	264,441
TransDigm, Inc.(1)	6.88	12/15/30	185,000	192,238
TransDigm, Inc.(1)	7.13	12/01/31	130,000	135,787
				3,940,496
AIRLINES – 2.9%
Allegiant Travel Co.(1)	7.25	08/15/27	49,000	49,582
American Airlines, Inc.(1)	7.25	02/15/28	100,000	102,382
American Airlines, Inc.(1)	8.50	05/15/29	125,000	130,488
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	375,000	378,590
JetBlue Airways Corp./JetBlue Loyalty LP(1)	9.88	09/20/31	255,000	250,888
OneSky Flight LLC(1)	8.88	12/15/29	75,000	79,780
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	6.38	02/01/30	130,000	125,669
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	7.88	05/01/27	65,000	66,003
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	9.50	06/01/28	60,000	62,440
				1,245,822

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
APPAREL – 0.2%
S&S Holdings LLC(1)	8.38	10/01/31	$75,000	$71,727

AUTO MANUFACTURERS – 0.7%
JB Poindexter & Co., Inc.(1)	8.75	12/15/31	105,000	110,010
New Flyer Holdings, Inc.(1)	9.25	07/01/30	75,000	79,919
PM General Purchaser LLC(1)	9.50	10/01/28	84,000	73,070
Wabash National Corp.(1)	4.50	10/15/28	50,000	44,128
				307,127
AUTO PARTS & EQUIPMENT – 0.3%
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	84,000	71,664
Titan International, Inc.	7.00	04/30/28	50,000	50,152
				121,816
BUILDING MATERIALS – 8.9%
AmeriTex Hold Co. Intermediate LLC(1)	7.63	08/15/33	95,000	99,450
Boise Cascade Co.(1)	4.88	07/01/30	50,000	49,375
Builders FirstSource, Inc.(1)	4.25	02/01/32	168,000	159,074
Builders FirstSource, Inc.(1)	5.00	03/01/30	67,000	66,383
Builders FirstSource, Inc.(1)	6.38	06/15/32	86,000	89,200
Builders FirstSource, Inc.(1)	6.38	03/01/34	125,000	129,609
Builders FirstSource, Inc.(1)	6.75	05/15/35	95,000	99,864
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	95,000	87,904
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	37,000	28,163
Cornerstone Building Brands, Inc.(1)	9.50	08/15/29	60,000	55,430
CP Atlas Buyer, Inc.(1)	9.75	07/15/30	60,000	62,644
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.63	12/15/30	350,000	360,248
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.75	07/15/31	65,000	67,645
Griffon Corp.	5.75	03/01/28	123,000	123,077
James Hardie International Finance DAC(1)	5.00	01/15/28	50,000	49,789
JELD-WEN, Inc.(1)	4.88	12/15/27	55,000	53,535
JELD-WEN, Inc.(1)	7.00	09/01/32	40,000	33,041
Knife River Corp.(1)	7.75	05/01/31	50,000	52,418
Masterbrand, Inc.(1)	7.00	07/15/32	85,000	88,314
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(1)	6.75	04/01/32	90,000	92,437
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	63,000	61,286
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	72,000	71,731
Oscar Acquisition Co. LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	75,000	54,685
Quikrete Holdings, Inc.(1)	6.38	03/01/32	500,000	518,986
Quikrete Holdings, Inc.(1)	6.75	03/01/33	190,000	197,875
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	142,000	141,640
Smyrna Ready Mix Concrete LLC(1)	8.88	11/15/31	140,000	147,530
Standard Building Solutions, Inc.(1)	6.25	08/01/33	140,000	142,889
Standard Building Solutions, Inc.(1)	6.50	08/15/32	125,000	128,627
Standard Industries, Inc./NY(1)	3.38	01/15/31	142,000	129,419
Standard Industries, Inc./NY(1)	4.38	07/15/30	205,000	197,870
Standard Industries, Inc./NY(1)	4.75	01/15/28	123,000	122,683
Wilsonart LLC(1)	11.00	08/15/32	65,000	61,457
				3,824,278

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 13.0%
Ashland, Inc.(1)	3.38	09/01/31	$57,000	$50,847
Ashland, Inc.	6.88	05/15/43	35,000	36,523
Avient Corp.(1)	6.25	11/01/31	85,000	86,854
Avient Corp.(1)	7.13	08/01/30	90,000	92,703
Axalta Coating Systems Dutch Holding B BV(1)	7.25	02/15/31	60,000	62,983
Axalta Coating Systems LLC(1)	3.38	02/15/29	87,000	82,838
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	70,000	69,878
Celanese US Holdings LLC	6.50	04/15/30	90,000	89,305
Celanese US Holdings LLC	6.67	07/15/27	192,000	197,216
Celanese US Holdings LLC	6.75	04/15/33	140,000	137,998
Celanese US Holdings LLC	6.83	07/15/29	95,000	97,105
Celanese US Holdings LLC	6.85	11/15/28	125,000	129,558
Celanese US Holdings LLC	6.88	07/15/32	130,000	130,727
Celanese US Holdings LLC	7.05	11/15/30	125,000	127,300
Celanese US Holdings LLC	7.20	11/15/33	125,000	128,279
Chemours Co.(1)	4.63	11/15/29	75,000	65,880
Chemours Co.	5.38	05/15/27	58,000	57,813
Chemours Co.(1)	5.75	11/15/28	100,000	95,908
Chemours Co.(1)	8.00	01/15/33	80,000	77,400
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	70,000	69,979
Element Solutions, Inc.(1)	3.88	09/01/28	100,000	96,860
FMC Corp.	8.45	11/01/55	95,000	92,287
HB Fuller Co.	4.00	02/15/27	35,000	34,588
HB Fuller Co.	4.25	10/15/28	40,000	38,937
Herens Holdco Sarl(1)	4.75	05/15/28	50,000	42,252
Huntsman International LLC	2.95	06/15/31	50,000	40,586
Huntsman International LLC	4.50	05/01/29	90,000	83,233
Huntsman International LLC	5.70	10/15/34	50,000	43,651
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	58,000	58,203
INEOS Finance PLC(1)	6.75	05/15/28	55,000	51,918
INEOS Finance PLC(1)	7.50	04/15/29	90,000	83,885
INEOS Quattro Finance 2 PLC(1)	9.63	03/15/29	55,000	51,614
Ingevity Corp.(1)	3.88	11/01/28	70,000	67,504
Innophos Holdings, Inc.(1)	11.50	06/15/29	65,000	62,084
Inversion Escrow Issuer LLC(1)	6.75	08/01/32	135,000	131,934
Mativ Holdings, Inc.(1)	8.00	10/01/29	50,000	48,514
Methanex Corp.	5.13	10/15/27	95,000	95,289
Methanex Corp.	5.25	12/15/29	85,000	84,817
Methanex Corp.	5.65	12/01/44	40,000	34,903
Methanex US Operations, Inc.(1)	6.25	03/15/32	75,000	76,350
Minerals Technologies, Inc.(1)	5.00	07/01/28	50,000	49,449
NOVA Chemicals Corp.(1)	4.25	05/15/29	71,000	69,158
NOVA Chemicals Corp.(1)	5.25	06/01/27	128,000	128,374
NOVA Chemicals Corp.(1)	7.00	12/01/31	50,000	53,079
NOVA Chemicals Corp.(1)	8.50	11/15/28	60,000	62,976
NOVA Chemicals Corp.(1)	9.00	02/15/30	80,000	85,650
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	50,000	44,582
Olin Corp.	5.00	02/01/30	65,000	63,264

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 13.0% (Continued)
Olin Corp.	5.63	08/01/29	$82,000	$82,290
Olin Corp.(1)	6.63	04/01/33	80,000	79,322
Olympus Water US Holding Corp.(1)	4.25	10/01/28	100,000	96,071
Olympus Water US Holding Corp.(1)	6.25	10/01/29	55,000	53,661
Olympus Water US Holding Corp.(1)	7.13	10/01/27	40,000	40,712
Olympus Water US Holding Corp.(1)	7.25	06/15/31	100,000	100,155
Olympus Water US Holding Corp.(1)	7.25	02/15/33	205,000	204,227
Rain Carbon, Inc.(1)	12.25	09/01/29	55,000	58,639
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	142,000	140,540
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	85,000	84,323
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	95,000	94,893
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	85,000	83,650
SNF Group SACA(1)	3.13	03/15/27	35,000	34,189
SNF Group SACA(1)	3.38	03/15/30	50,000	46,287
Solstice Advanced Materials, Inc.(1)	5.63	09/30/33	125,000	125,189
Tronox, Inc.(1)	4.63	03/15/29	137,000	84,364
Tronox, Inc.(1)	9.13	09/30/30	50,000	45,665
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	95,000	50,848
WR Grace Holdings LLC(1)	4.88	06/15/27	57,000	56,556
WR Grace Holdings LLC(1)	5.63	08/15/29	153,000	140,148
WR Grace Holdings LLC(1)	6.63	08/15/32	95,000	91,835
WR Grace Holdings LLC(1)	7.38	03/01/31	40,000	40,105
				5,596,704
COAL – 0.4%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(1)	8.63	06/15/29	50,000	52,951
Coronado Finance Pty Ltd.(1)	9.25	10/01/29	50,000	46,124
SunCoke Energy, Inc.(1)	4.88	06/30/29	69,000	64,478
				163,553
COMMERCIAL SERVICES – 14.7%
ADT Security Corp.(1)	4.13	08/01/29	126,000	122,163
ADT Security Corp.(1)	4.88	07/15/32	95,000	92,135
ADT Security Corp.(1)	5.88	10/15/33	125,000	127,118
Adtalem Global Education, Inc.(1)	5.50	03/01/28	50,000	50,092
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	7.00	05/21/30	175,000	181,052
Allied Universal Holdco LLC(1)	7.88	02/15/31	295,000	307,464
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	115,000	112,525
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.88	06/15/30	135,000	138,615
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	159,000	155,729
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	100,000	98,012
Alta Equipment Group, Inc.(1)	9.00	06/01/29	60,000	54,436
APi Group DE, Inc.(1)	4.13	07/15/29	45,000	43,471
APi Group DE, Inc.(1)	4.75	10/15/29	34,000	33,342
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	4.75	04/01/28	65,000	62,423
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	77,000	74,222
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	34,000	33,797
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	52,000	51,855
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.00	02/15/31	60,000	61,042

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 14.7% (Continued)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.25	01/15/30	$85,000	$86,830
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.38	06/15/32	75,000	76,896
Brink’s Co.(1)	4.63	10/15/27	76,000	75,727
Brink’s Co.(1)	6.50	06/15/29	45,000	46,532
Brink’s Co.(1)	6.75	06/15/32	55,000	57,164
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	120,000	115,645
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	115,000	107,381
CoreCivic, Inc.	8.25	04/15/29	60,000	63,357
EquipmentShare.com, Inc.(1)	8.00	03/15/33	65,000	63,802
EquipmentShare.com, Inc.(1)	8.63	05/15/32	75,000	75,782
EquipmentShare.com, Inc.(1)	9.00	05/15/28	130,000	131,143
Garda World Security Corp.(1)	4.63	02/15/27	75,000	74,468
Garda World Security Corp.(1)	6.00	06/01/29	60,000	58,582
Garda World Security Corp.(1)	7.75	02/15/28	50,000	51,227
Garda World Security Corp.(1)	8.25	08/01/32	70,000	71,311
Garda World Security Corp.(1)	8.38	11/15/32	125,000	127,330
GEO Group, Inc.	8.63	04/15/29	80,000	84,519
GEO Group, Inc.	10.25	04/15/31	80,000	87,679
Grand Canyon University	5.13	10/01/28	55,000	54,612
Herc Holdings, Inc.(1)	5.50	07/15/27	154,000	154,067
Herc Holdings, Inc.(1)	6.63	06/15/29	100,000	103,358
Herc Holdings, Inc.(1)	7.00	06/15/30	210,000	219,941
Herc Holdings, Inc.(1)	7.25	06/15/33	140,000	147,709
Hertz Corp.(1)	4.63	12/01/26	65,000	63,164
Hertz Corp.(1)	5.00	12/01/29	125,000	85,043
Hertz Corp.(1)	12.63	07/15/29	155,000	153,601
Korn Ferry(1)	4.63	12/15/27	55,000	54,605
Matthews International Corp.(1)	8.63	10/01/27	35,000	36,061
NESCO Holdings II, Inc.(1)	5.50	04/15/29	116,000	113,496
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	126,000	122,839
Signal Parent, Inc.(1)	6.13	04/01/29	45,000	16,200
Sotheby’s(1)	7.38	10/15/27	98,000	98,112
Sotheby’s/Bidfair Holdings, Inc.(1)	5.88	06/01/29	35,000	33,245
TriNet Group, Inc.(1)	3.50	03/01/29	63,000	59,209
TriNet Group, Inc.(1)	7.13	08/15/31	50,000	51,919
United Rentals North America, Inc.	3.75	01/15/32	94,000	87,517
United Rentals North America, Inc.	3.88	11/15/27	80,000	79,005
United Rentals North America, Inc.	3.88	02/15/31	142,000	134,908
United Rentals North America, Inc.	4.00	07/15/30	108,000	103,816
United Rentals North America, Inc.	4.88	01/15/28	215,000	214,990
United Rentals North America, Inc.	5.25	01/15/30	90,000	90,699
United Rentals North America, Inc.	5.50	05/15/27	66,000	66,103
United Rentals North America, Inc.(1)	6.13	03/15/34	140,000	146,263
Valvoline, Inc.(1)	3.63	06/15/31	67,000	61,176
Veritiv Operating Co.(1)	10.50	11/30/30	130,000	135,451
VT Topco, Inc.(1)	8.50	08/15/30	70,000	72,869
Williams Scotsman, Inc.(1)	4.63	08/15/28	60,000	59,440

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 14.7% (Continued)
Williams Scotsman, Inc.(1)	6.63	06/15/29	$60,000	$61,824
Williams Scotsman, Inc.(1)	6.63	04/15/30	70,000	72,441
Williams Scotsman, Inc.(1)	7.38	10/01/31	60,000	62,834
ZipRecruiter, Inc.(1)	5.00	01/15/30	70,000	54,868
				6,326,253
COMPUTERS – 1.3%
Amentum Holdings, Inc.(1)	7.25	08/01/32	125,000	130,201
ASGN, Inc.(1)	4.63	05/15/28	69,000	67,816
CACI International, Inc.(1)	6.38	06/15/33	125,000	130,121
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	64,000	59,921
Crane NXT Co.	4.20	03/15/48	40,000	28,424
KBR, Inc.(1)	4.75	09/30/28	30,000	29,517
Science Applications International Corp.(1)	4.88	04/01/28	50,000	49,649
Science Applications International Corp.(1)	5.88	11/01/33	65,000	64,873
				560,522
DISTRIBUTION/WHOLESALE – 1.4%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	50,000	47,747
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	88,000	86,819
Gates Corp./DE(1)	6.88	07/01/29	70,000	72,762
RB Global Holdings, Inc.(1)	6.75	03/15/28	70,000	71,561
RB Global Holdings, Inc.(1)	7.75	03/15/31	100,000	104,488
Resideo Funding, Inc.(1)	4.00	09/01/29	35,000	33,408
Resideo Funding, Inc.(1)	6.50	07/15/32	80,000	81,987
Windsor Holdings III LLC(1)	8.50	06/15/30	100,000	105,693
				604,465
ELECTRIC – 0.3%
Pike Corp.(1)	5.50	09/01/28	90,000	89,876
Pike Corp.(1)	8.63	01/31/31	50,000	53,413
				143,289
ELECTRICAL COMPONENTS & EQUIPMENT – 1.3%
EnerSys(1)	4.38	12/15/27	35,000	34,585
EnerSys(1)	6.63	01/15/32	40,000	41,163
WESCO Distribution, Inc.(1)	6.38	03/15/29	115,000	118,958
WESCO Distribution, Inc.(1)	6.38	03/15/33	105,000	109,793
WESCO Distribution, Inc.(1)	6.63	03/15/32	105,000	109,877
WESCO Distribution, Inc.(1)	7.25	06/15/28	165,000	167,404
				581,780
ELECTRONICS – 0.7%
Atkore, Inc.(1)	4.25	06/01/31	48,000	45,416
Imola Merger Corp.(1)	4.75	05/15/29	255,000	251,574
				296,990
ENGINEERING & CONSTRUCTION – 2.8%
AECOM(1)	6.00	08/01/33	150,000	154,051
Arcosa, Inc.(1)	4.38	04/15/29	50,000	48,828
Arcosa, Inc.(1)	6.88	08/15/32	75,000	78,823
Artera Services LLC(1)	8.50	02/15/31	75,000	64,969

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
ENGINEERING & CONSTRUCTION – 2.8% (Continued)
Brand Industrial Services, Inc.(1)	10.38	08/01/30	$185,000	$178,234
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	7.50	02/01/32	50,000	50,500
Dycom Industries, Inc.(1)	4.50	04/15/29	60,000	58,833
Fluor Corp.	4.25	09/15/28	65,000	64,594
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	55,000	55,203
Global Infrastructure Solutions, Inc.(1)	7.50	04/15/32	34,000	35,627
Great Lakes Dredge & Dock Corp.(1)	5.25	06/01/29	45,000	43,597
Railworks Holdings LP/Railworks Rally, Inc.(1)	8.25	11/15/28	47,000	47,253
TopBuild Corp.(1)	3.63	03/15/29	45,000	43,428
TopBuild Corp.(1)	4.13	02/15/32	70,000	65,977
TopBuild Corp.(1)	5.63	01/31/34	95,000	95,457
Tutor Perini Corp.(1)	11.88	04/30/29	50,000	55,841
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	50,000	48,871
				1,190,086
ENVIRONMENTAL CONTROL – 2.6%
Clean Harbors, Inc.(1)	5.13	07/15/29	35,000	34,978
Clean Harbors, Inc.(1)	5.75	10/15/33	90,000	92,047
Clean Harbors, Inc.(1)	6.38	02/01/31	70,000	71,778
Enviri Corp.(1)	5.75	07/31/27	60,000	59,585
GFL Environmental, Inc.(1)	4.00	08/01/28	95,000	93,003
GFL Environmental, Inc.(1)	4.38	08/15/29	67,000	65,578
GFL Environmental, Inc.(1)	4.75	06/15/29	93,000	92,100
GFL Environmental, Inc.(1)	6.75	01/15/31	130,000	136,159
Madison IAQ LLC(1)	4.13	06/30/28	90,000	88,188
Madison IAQ LLC(1)	5.88	06/30/29	131,000	128,482
Reworld Holding Corp.(1)	4.88	12/01/29	100,000	94,227
Waste Pro USA, Inc.(1)	7.00	02/01/33	105,000	109,402
Wrangler Holdco Corp.(1)	6.63	04/01/32	65,000	67,985
				1,133,512
FOOD SERVICE – 0.7%
Aramark Services, Inc.(1)	5.00	02/01/28	146,000	145,957
TKC Holdings, Inc.(1)	6.88	05/15/28	55,000	55,516
TKC Holdings, Inc.(1)	10.50	05/15/29	84,000	86,498
				287,971
FOREST PRODUCTS & PAPER – 0.5%
Ahlstrom Holding 3 Oy(1)	4.88	02/04/28	45,000	43,800
Domtar Corp.(1)	6.75	10/01/28	80,000	60,799
Mercer International, Inc.	5.13	02/01/29	105,000	67,997
Mercer International, Inc.(1)	12.88	10/01/28	60,000	49,890
				222,486
HOLDING COMPANIES-DIVERS – 0.6%
Clue Opco LLC(1)	9.50	10/15/31	90,000	91,832
Stena International SA(1)	7.25	01/15/31	110,000	112,631
Stena International SA(1)	7.63	02/15/31	50,000	51,262
				255,725

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 4.5%
Adams Homes, Inc.(1)	9.25	10/15/28	$55,000	$57,323
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	36,000	34,116
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	40,000	37,759
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	6.88	08/01/33	75,000	75,245
Beazer Homes USA, Inc.	5.88	10/15/27	40,000	40,058
Beazer Homes USA, Inc.	7.25	10/15/29	44,000	44,656
Beazer Homes USA, Inc.(1)	7.50	03/15/31	35,000	35,468
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	70,000	64,731
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	5.00	06/15/29	40,000	38,530
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	75,000	75,058
Century Communities, Inc.(1)	3.88	08/15/29	75,000	70,388
Century Communities, Inc.(1)	6.63	09/15/33	55,000	54,886
Dream Finders Homes, Inc.(1)	6.88	09/15/30	40,000	39,838
Dream Finders Homes, Inc.(1)	8.25	08/15/28	35,000	36,125
Empire Communities Corp.(1)	9.75	05/01/29	60,000	61,426
Installed Building Products, Inc.(1)	5.75	02/01/28	37,000	37,136
K Hovnanian Enterprises, Inc.(1)	8.00	04/01/31	60,000	61,346
K Hovnanian Enterprises, Inc.(1)	8.38	10/01/33	55,000	56,360
KB Home	4.00	06/15/31	53,000	50,074
KB Home	4.80	11/15/29	45,000	44,792
KB Home	6.88	06/15/27	34,000	34,715
KB Home	7.25	07/15/30	37,000	38,169
LGI Homes, Inc.(1)	4.00	07/15/29	32,000	28,767
LGI Homes, Inc.(1)	7.00	11/15/32	55,000	52,845
LGI Homes, Inc.(1)	8.75	12/15/28	50,000	52,031
M/I Homes, Inc.	3.95	02/15/30	40,000	38,125
M/I Homes, Inc.	4.95	02/01/28	50,000	49,877
Mattamy Group Corp.(1)	4.63	03/01/30	82,000	79,612
Mattamy Group Corp.(1)	5.25	12/15/27	55,000	54,826
New Home Co., Inc.(1)	8.50	11/01/30	40,000	41,443
New Home Co., Inc.(1)	9.25	10/01/29	45,000	47,251
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	66,000	65,397
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	30,000	29,382
STL Holding Co. LLC(1)	8.75	02/15/29	40,000	41,972
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	63,000	62,972
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	58,000	58,889
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	60,000	60,643
Tri Pointe Homes, Inc.	5.25	06/01/27	40,000	40,182
Tri Pointe Homes, Inc.	5.70	06/15/28	40,000	40,398
				1,932,811
HOME FURNISHINGS – 0.3%
FXI Holdings, Inc.(1)	12.25	11/15/26	93,000	81,815
FXI Holdings, Inc.(1)	12.25	11/15/26	67,000	57,965
				139,780
IRON/STEEL – 4.3%
Algoma Steel, Inc.(1)	9.13	04/15/29	45,000	36,943
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	90,000	90,215

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
IRON/STEEL – 4.3% (Continued)
Carpenter Technology Corp.	6.38	07/15/28	$60,000	$60,306
Carpenter Technology Corp.	7.63	03/15/30	35,000	36,085
Champion Iron Canada, Inc.(1)	7.88	07/15/32	60,000	62,958
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	35,000	34,230
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	40,000	37,842
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	90,000	92,107
Cleveland-Cliffs, Inc.(1)	6.88	11/01/29	130,000	133,604
Cleveland-Cliffs, Inc.(1)	7.00	03/15/32	185,000	189,392
Cleveland-Cliffs, Inc.(1)	7.38	05/01/33	125,000	129,458
Cleveland-Cliffs, Inc.(1)	7.50	09/15/31	95,000	99,525
Cleveland-Cliffs, Inc.(1)	7.63	01/15/34	145,000	150,863
Commercial Metals Co.	3.88	02/15/31	35,000	32,750
Commercial Metals Co.	4.13	01/15/30	34,000	32,787
Commercial Metals Co.	4.38	03/15/32	45,000	42,564
Infrabuild Australia Pty Ltd.(1)	14.50	11/15/28	85,000	91,152
Mineral Resources Ltd.(1)	7.00	04/01/31	85,000	88,054
Mineral Resources Ltd.(1)	8.00	11/01/27	80,000	81,756
Mineral Resources Ltd.(1)	8.50	05/01/30	77,000	80,334
Mineral Resources Ltd.(1)	9.25	10/01/28	145,000	152,215
United States Steel Corp.	6.65	06/01/37	35,000	36,504
United States Steel Corp.	6.88	03/01/29	61,000	61,639
				1,853,283
MACHINERY-CONSTRUCTION & MINING – 0.7%
BWX Technologies, Inc.(1)	4.13	06/30/28	50,000	49,030
BWX Technologies, Inc.(1)	4.13	04/15/29	55,000	53,845
Manitowoc Co., Inc.(1)	9.25	10/01/31	35,000	36,827
Terex Corp.(1)	5.00	05/15/29	75,000	73,677
Terex Corp.(1)	6.25	10/15/32	95,000	96,455
				309,834
MACHINERY-DIVERSIFIED – 2.3%
ATS Corp.(1)	4.13	12/15/28	45,000	43,668
Chart Industries, Inc.(1)	7.50	01/01/30	183,000	191,080
Chart Industries, Inc.(1)	9.50	01/01/31	67,000	71,984
Esab Corp.(1)	6.25	04/15/29	85,000	87,092
GrafTech Finance, Inc.(1)	4.63	12/23/29	60,000	44,550
GrafTech Global Enterprises, Inc.(1)	9.88	12/23/29	60,000	53,250
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC(1)	9.00	02/15/29	125,000	129,299
Maxim Crane Works Holdings Capital LLC(1)	11.50	09/01/28	60,000	63,526
Mueller Water Products, Inc.(1)	4.00	06/15/29	53,000	51,244
SPX FLOW, Inc.(1)	8.75	04/01/30	68,000	69,812
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	200,000	199,915
				1,005,420
METAL FABRICATE/HARDWARE – 0.8%
Advanced Drainage Systems, Inc.(1)	5.00	09/30/27	55,000	54,905
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	50,000	50,978
Park-Ohio Industries, Inc.(1)	8.50	08/01/30	45,000	45,973
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	60,000	58,872

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
METAL FABRICATE/HARDWARE – 0.8% (Continued)
TMS International Corp./DE(1)	6.25	04/15/29	$42,000	$41,274
Vallourec SACA(1)	7.50	04/15/32	90,000	95,771
				347,773
MINING – 5.1%
Alcoa Nederland Holding BV(1)	4.13	03/31/29	60,000	58,446
Alcoa Nederland Holding BV(1)	7.13	03/15/31	95,000	100,497
Alumina Pty Ltd.(1)	6.13	03/15/30	65,000	66,686
Alumina Pty Ltd.(1)	6.38	09/15/32	65,000	67,324
Arsenal AIC Parent LLC(1)	8.00	10/01/30	85,000	90,406
Arsenal AIC Parent LLC(1)	11.50	10/01/31	65,000	72,323
Century Aluminum Co.(1)	6.88	08/01/32	50,000	51,466
Coeur Mining, Inc.(1)	5.13	02/15/29	33,000	32,695
Compass Minerals International, Inc.(1)	8.00	07/01/30	80,000	83,318
Constellium SE(1)	3.75	04/15/29	55,000	52,554
Constellium SE(1)	5.63	06/15/28	35,000	34,948
Constellium SE(1)	6.38	08/15/32	55,000	56,624
Eldorado Gold Corp.(1)	6.25	09/01/29	68,000	68,190
Fortescue Treasury Pty Ltd.(1)	4.38	04/01/31	128,000	123,975
Fortescue Treasury Pty Ltd.(1)	4.50	09/15/27	75,000	74,753
Fortescue Treasury Pty Ltd.(1)	5.88	04/15/30	58,000	59,885
Fortescue Treasury Pty Ltd.(1)	6.13	04/15/32	105,000	109,642
Hecla Mining Co.	7.25	02/15/28	37,000	37,317
Hudbay Minerals, Inc.(1)	6.13	04/01/29	65,000	65,864
IAMGOLD Corp.(1)	5.75	10/15/28	63,000	62,931
JW Aluminum Continuous Cast Co.(1)	10.25	04/01/30	50,000	51,523
Kaiser Aluminum Corp.(1)	4.50	06/01/31	71,000	67,798
Kaiser Aluminum Corp.(1)	4.63	03/01/28	60,000	59,993
New Gold, Inc.(1)	6.88	04/01/32	55,000	57,556
Novelis Corp.(1)	3.88	08/15/31	92,000	84,369
Novelis Corp.(1)	4.75	01/30/30	198,000	191,513
Novelis Corp.(1)	6.38	08/15/33	100,000	101,402
Novelis Corp.(1)	6.88	01/30/30	95,000	98,677
Perenti Finance Pty Ltd.(1)	7.50	04/26/29	50,000	52,313
Taseko Mines Ltd.(1)	8.25	05/01/30	60,000	63,511
				2,198,499
MISCELLANEOUS MANUFACTURER – 1.8%
Amsted Industries, Inc.(1)	4.63	05/15/30	50,000	48,975
Amsted Industries, Inc.(1)	6.38	03/15/33	65,000	67,390
Axon Enterprise, Inc.(1)	6.13	03/15/30	125,000	128,692
Axon Enterprise, Inc.(1)	6.25	03/15/33	95,000	98,430
Calderys Financing LLC(1)	11.25	06/01/28	70,000	74,044
Enpro, Inc.(1)	6.13	06/01/33	55,000	56,401
Hillenbrand, Inc.	3.75	03/01/31	40,000	40,148
Hillenbrand, Inc.	6.25	02/15/29	69,000	70,975
LSB Industries, Inc.(1)	6.25	10/15/28	55,000	54,258
Maxam Prill Sarl(1)	7.75	07/15/30	60,000	61,322
Trinity Industries, Inc.(1)	7.75	07/15/28	75,000	77,784
				778,419

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
OFFICE FURNISHINGS – 0.2%
Interface, Inc.(1)	5.50	12/01/28	$37,000	$37,097
Steelcase, Inc.	5.13	01/18/29	63,000	61,661
				98,758
OFFICE/BUSINESS EQUIPMENT – 0.2%
Pitney Bowes, Inc.(1)	6.88	03/15/27	50,000	50,275
Pitney Bowes, Inc.(1)	7.25	03/15/29	40,000	40,539
				90,814
OIL & GAS SERVICES – 0.2%
CHC Group LLC(1)	11.75	09/01/30	70,000	65,414

PACKAGING & CONTAINERS – 8.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	75,000	71,612
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	135,000	125,971
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	75,000	75,241
Ball Corp.	2.88	08/15/30	160,000	146,439
Ball Corp.	3.13	09/15/31	105,000	95,759
Ball Corp.	5.50	09/15/33	100,000	101,292
Ball Corp.	6.00	06/15/29	125,000	128,213
Ball Corp.	6.88	03/15/28	95,000	96,718
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	50,000	49,981
Cascades, Inc./Cascades USA, Inc.(1)	6.75	07/15/30	55,000	56,302
Clearwater Paper Corp.(1)	4.75	08/15/28	40,000	37,567
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	60,000	60,277
Clydesdale Acquisition Holdings, Inc.(1)	6.75	04/15/32	180,000	180,758
Clydesdale Acquisition Holdings, Inc.(1)	6.88	01/15/30	65,000	65,730
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	141,000	141,410
Crown Americas LLC	5.25	04/01/30	64,000	65,032
Crown Americas LLC(1)	5.88	06/01/33	90,000	91,292
Crown Cork & Seal Co., Inc.	7.38	12/15/26	40,000	41,156
Graham Packaging Co., Inc.(1)	7.13	08/15/28	64,000	63,751
Graphic Packaging International LLC(1)	3.50	03/15/28	55,000	53,181
Graphic Packaging International LLC(1)	3.50	03/01/29	45,000	42,680
Graphic Packaging International LLC(1)	3.75	02/01/30	55,000	51,707
Graphic Packaging International LLC(1)	4.75	07/15/27	37,000	36,957
Graphic Packaging International LLC(1)	6.38	07/15/32	60,000	60,863
Iris Holding, Inc.(1)	10.00	12/15/28	50,000	43,255
Mauser Packaging Solutions Holding Co.(1)	7.88	04/15/27	345,000	346,338
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/27	165,000	163,069
OI European Group BV(1)	4.75	02/15/30	50,000	47,171
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	75,000	75,070
Owens-Brockway Glass Container, Inc.(1)	7.25	05/15/31	85,000	83,407
Owens-Brockway Glass Container, Inc.(1)	7.38	06/01/32	45,000	44,083
Sealed Air Corp.(1)	4.00	12/01/27	55,000	54,238
Sealed Air Corp.(1)	5.00	04/15/29	55,000	54,649
Sealed Air Corp.(1)	6.50	07/15/32	50,000	51,791
Sealed Air Corp.(1)	6.88	07/15/33	60,000	65,381
Sealed Air Corp./Sealed Air Corp. US(1)	6.13	02/01/28	97,000	98,374

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 8.0% (Continued)
Sealed Air Corp./Sealed Air Corp. US(1)	7.25	02/15/31	$50,000	$52,549
Silgan Holdings, Inc.	4.13	02/01/28	70,000	68,713
Trident TPI Holdings, Inc.(1)	12.75	12/31/28	75,000	80,147
TriMas Corp.(1)	4.13	04/15/29	48,000	46,449
Trivium Packaging Finance BV(1)	8.25	07/15/30	75,000	77,769
Trivium Packaging Finance BV(1)	12.25	01/15/31	75,000	78,325
				3,470,667
REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.6%
Millrose Properties, Inc.(1)	6.25	09/15/32	95,000	95,539
Millrose Properties, Inc.(1)	6.38	08/01/30	160,000	162,222
				257,761
RETAIL – 3.1%
BlueLinx Holdings, Inc.(1)	6.00	11/15/29	42,000	41,268
LBM Acquisition LLC(1)	6.25	01/15/29	90,000	82,186
LBM Acquisition LLC(1)	9.50	06/15/31	125,000	130,938
Park River Holdings, Inc.(1)	8.00	03/15/31	100,000	103,028
Park River Holdings, Inc.(1)	8.75	12/31/30	67,458	67,438
Patrick Industries, Inc.(1)	4.75	05/01/29	40,000	39,398
Patrick Industries, Inc.(1)	6.38	11/01/32	65,000	66,340
QXO Building Products, Inc.(1)	6.75	04/30/32	285,000	295,760
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	7.75	10/15/29	65,000	65,466
Staples, Inc.(1)	10.75	09/01/29	315,000	306,835
Staples, Inc.(1)	12.75	01/15/30	100,000	77,500
White Capital Buyer LLC(1)	6.88	10/15/28	76,000	76,048
				1,352,205
SOFTWARE – 0.2%
CoreLogic, Inc.(1)	4.50	05/01/28	95,000	91,832

TRANSPORTATION – 2.2%
Beacon Mobility Corp.(1)	7.25	08/01/30	70,000	72,943
Brightline East LLC(1)	11.00	01/31/30	145,000	56,701
Carriage Purchaser, Inc.(1)	7.88	10/15/29	37,000	34,656
Danaos Corp.(1)	6.88	10/15/32	65,000	63,975
Danaos Corp.(1)	8.50	03/01/28	30,000	30,348
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	80,000	77,416
Genesee & Wyoming, Inc.(1)	6.25	04/15/32	85,000	86,822
Rand Parent LLC(1)	8.50	02/15/30	105,000	107,435
RXO, Inc.(1)	7.50	11/15/27	45,000	45,980
Stonepeak Nile Parent LLC(1)	7.25	03/15/32	60,000	63,494
Watco Cos LLC/Watco Finance Corp.(1)	7.13	08/01/32	120,000	124,433
XPO CNW, Inc.	6.70	05/01/34	35,000	37,360
XPO, Inc.(1)	7.13	06/01/31	55,000	57,474
XPO, Inc.(1)	7.13	02/01/32	75,000	79,130
				938,167
TOTAL CORPORATE BONDS (Cost - $42,046,497)				42,130,237

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 2.4%
TIME DEPOSITS – 2.4%
Citibank, New York	3.21	11/03/25	$1,019,141	$1,019,141
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,019,141)				1,019,141

TOTAL INVESTMENTS – 100.1% (Cost - $43,065,638)				$43,149,378
OTHER ASSETS LESS LIABILITIES – (0.1)%				(28,435)
NET ASSETS – 100.0%				$43,120,943

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2025, amounts to $36,577,982 and represents 84.8% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments

October 31, 2025

	Shares	Value
COMMON STOCKS – 0.0%
MEDIA – 0.0%
Beasley Broadcast Group, Inc. Class A*	24	$122
TOTAL COMMON STOCKS (Cost - $298)		122

	Rate (%)	Maturity	Face Amount
CORPORATE BONDS – 98.0%
ADVERTISING – 3.4%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$125,000	107,554
Clear Channel Outdoor Holdings, Inc.(1)	7.13	02/15/31	255,000	263,208
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	225,000	221,012
Clear Channel Outdoor Holdings, Inc.(1)	7.50	03/15/33	195,000	204,097
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	214,000	212,555
Clear Channel Outdoor Holdings, Inc.(1)	7.88	04/01/30	185,000	194,110
CMG Media Corp.(1)	8.88	06/18/29	122,000	107,265
Dotdash Meredith, Inc.(1)	7.63	06/15/32	90,000	81,000
Lamar Media Corp.	3.63	01/15/31	127,000	118,944
Lamar Media Corp.	3.75	02/15/28	135,000	131,381
Lamar Media Corp.	4.00	02/15/30	115,000	110,451
Lamar Media Corp.	4.88	01/15/29	90,000	89,280
Lamar Media Corp.(1)	5.38	11/01/33	75,000	74,344
Stagwell Global LLC(1)	5.63	08/15/29	232,000	221,273
				2,136,474
AUTO PARTS & EQUIPMENT – 0.6%
Qnity Electronics, Inc.(1)	5.75	08/15/32	215,000	219,060
Qnity Electronics, Inc.(1)	6.25	08/15/33	165,000	169,654
				388,714
COMMERCIAL SERVICES – 1.8%
Cimpress PLC(1)	7.38	09/15/32	110,000	111,935
Deluxe Corp.(1)	8.00	06/01/29	95,000	94,217
Deluxe Corp.(1)	8.13	09/15/29	100,000	104,887
ION Platform Finance US, Inc.(1)	7.88	09/30/32	325,000	317,401
OT Midco, Inc.(1)	10.00	02/15/30	135,000	79,316
RR Donnelley & Sons Co.(1)	9.50	08/01/29	220,000	225,757
RR Donnelley & Sons Co.(1)	10.88	08/01/29	108,000	108,678
VM Consolidated, Inc.(1)	5.50	04/15/29	80,000	79,342
				1,121,533
COMPUTERS – 3.2%
Ahead DB Holdings LLC(1)	6.63	05/01/28	92,000	93,124
Crowdstrike Holdings, Inc.	3.00	02/15/29	165,000	157,380
Fortress Intermediate 3, Inc.(1)	7.50	06/01/31	165,000	172,258
Insight Enterprises, Inc.(1)	6.63	05/15/32	105,000	107,585
McAfee Corp.(1)	7.38	02/15/30	433,000	396,966
NCR Voyix Corp.(1)	5.00	10/01/28	140,000	138,781
NCR Voyix Corp.(1)	5.13	04/15/29	87,000	86,183
Seagate Data Storage Technology Pte Ltd.(1)	4.09	06/01/29	85,000	82,773
Seagate Data Storage Technology Pte Ltd.(1)	5.75	12/01/34	75,000	76,850
Seagate Data Storage Technology Pte Ltd.(1)	5.88	07/15/30	90,000	92,435

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 3.2% (Continued)
Seagate Data Storage Technology Pte Ltd.(1)	8.25	12/15/29	$114,000	$121,224
Seagate Data Storage Technology Pte Ltd.(1)	8.50	07/15/31	105,000	111,857
Seagate Data Storage Technology Pte Ltd.(1)	9.63	12/01/32	147,800	168,649
Unisys Corp.(1)	10.63	01/15/31	150,000	159,394
Virtusa Corp.(1)	7.13	12/15/28	77,000	73,957
				2,039,416
ELECTRONICS – 1.6%
Coherent Corp.(1)	5.00	12/15/29	217,000	214,888
Sensata Technologies BV(1)	4.00	04/15/29	228,000	222,403
Sensata Technologies BV(1)	5.88	09/01/30	115,000	116,237
Sensata Technologies, Inc.(1)	3.75	02/15/31	155,000	144,203
Sensata Technologies, Inc.(1)	4.38	02/15/30	100,000	96,535
Sensata Technologies, Inc.(1)	6.63	07/15/32	100,000	104,234
TTM Technologies, Inc.(1)	4.00	03/01/29	105,000	101,504
				1,000,004
ENGINEERING & CONSTRUCTION – 0.5%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS(1)	7.88	02/03/30	105,000	108,044
HTA Group Ltd./Mauritius(1)	7.50	06/04/29	185,000	192,329
				300,373
ENTERTAINMENT – 3.4%
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	145,000	64,525
Banijay Entertainment SAS(1)	8.13	05/01/29	90,000	93,478
Warnermedia Holdings, Inc.	3.76	03/15/27	265,000	262,513
Warnermedia Holdings, Inc.	4.05	03/15/29	300,000	291,531
Warnermedia Holdings, Inc.	4.28	03/15/32	70,000	60,970
Warnermedia Holdings, Inc.	4.28	03/15/32	570,000	522,797
Warnermedia Holdings, Inc.	5.05	03/15/42	885,000	711,372
Warnermedia Holdings, Inc.	5.14	03/15/52	205,000	156,312
				2,163,498
INTERNET – 6.5%
ANGI Group LLC(1)	3.88	08/15/28	105,000	96,641
Arches Buyer, Inc.(1)	4.25	06/01/28	200,000	195,580
Arches Buyer, Inc.(1)	6.13	12/01/28	115,000	112,264
Cablevision Lightpath LLC(1)	3.88	09/15/27	90,000	88,240
Cablevision Lightpath LLC(1)	5.63	09/15/28	95,000	94,111
Cars.com, Inc.(1)	6.38	11/01/28	90,000	89,712
Cogent Communications Group LLC/Cogent Finance, Inc.(1)	6.50	07/01/32	130,000	124,308
Cogent Communications Group LLC/Cogent Finance, Inc.(1)	7.00	06/15/27	70,000	69,835
Cogent Communications Group LLC/Cogent Finance, Inc.(1)	7.00	06/15/27	90,000	89,870
Gen Digital, Inc.(1)	6.25	04/01/33	200,000	206,389
Gen Digital, Inc.(1)	6.75	09/30/27	195,000	198,184
Gen Digital, Inc.(1)	7.13	09/30/30	135,000	139,754
Getty Images, Inc.(1)	10.50	11/15/30	130,000	131,196
Getty Images, Inc.(1)	11.25	02/21/30	115,000	114,260
Getty Images, Inc.(1)	14.00	03/01/28	70,000	68,338

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 6.5% (Continued)
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	$165,000	$157,272
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	135,000	135,247
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	4.63	05/01/28	50,000	47,690
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	5.00	05/01/28	75,000	70,037
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	5.75	05/15/28	100,000	95,589
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	8.75	05/01/29	165,000	168,088
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	9.00	08/01/29	105,000	106,412
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	9.50	05/30/29	175,000	179,024
Match Group Holdings II LLC(1)	3.63	10/01/31	102,000	92,553
Match Group Holdings II LLC(1)	4.13	08/01/30	110,000	103,635
Match Group Holdings II LLC(1)	4.63	06/01/28	102,000	100,608
Match Group Holdings II LLC(1)	5.00	12/15/27	100,000	99,722
Match Group Holdings II LLC(1)	5.63	02/15/29	80,000	79,885
Match Group Holdings II LLC(1)	6.13	09/15/33	150,000	151,151
Newfold Digital Holdings Group, Inc.(1)	6.00	02/15/29	150,000	89,250
Newfold Digital Holdings Group, Inc.(1)	11.75	10/15/28	120,000	79,350
Snap, Inc.(1)	6.88	03/01/33	315,000	322,458
Snap, Inc.(1)	6.88	03/15/34	130,000	132,651
Ziff Davis, Inc.(1)	4.63	10/15/30	95,000	89,420
				4,118,724
MEDIA – 34.2%
AMC Networks, Inc.	4.25	02/15/29	60,000	51,662
AMC Networks, Inc.(1)	10.25	01/15/29	184,000	193,307
AMC Networks, Inc.(1)	10.50	07/15/32	90,000	94,713
Block Communications, Inc.(1)	4.88	03/01/28	70,000	65,702
Cable One, Inc.(1)	4.00	11/15/30	135,000	106,824
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	650,000	588,958
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	433,000	364,074
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	592,000	555,381
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	624,000	555,472
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	377,000	327,235
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	660,000	628,000
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	260,000	235,601
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	542,000	536,899
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	702,000	698,392
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	326,000	321,980
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	325,000	327,767
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	235,000	238,759
CSC Holdings LLC(1)	3.38	02/15/31	218,000	132,168
CSC Holdings LLC(1)	4.13	12/01/30	227,000	139,902
CSC Holdings LLC(1)	4.50	11/15/31	325,000	199,465
CSC Holdings LLC(1)	5.38	02/01/28	214,000	177,670
CSC Holdings LLC(1)	5.50	04/15/27	288,000	267,509
CSC Holdings LLC(1)	6.50	02/01/29	390,000	268,656
CSC Holdings LLC(1)	11.25	05/15/28	218,000	191,483
CSC Holdings LLC(1)	11.75	01/31/29	435,000	343,905
Cumulus Media New Holdings, Inc.(1)	8.00	07/01/29	70,000	20,300
Directv Financing LLC(1)	8.88	02/01/30	170,000	169,180

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 34.2% (Continued)
Directv Financing LLC(1)	8.88	02/01/30	$340,000	$338,412
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	363,000	363,244
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	10.00	02/15/31	450,000	448,703
Discovery Communications LLC	3.63	05/15/30	200,000	185,350
Discovery Communications LLC	3.95	03/20/28	265,000	259,837
Discovery Communications LLC	4.13	05/15/29	135,000	130,701
Discovery Communications LLC	5.00	09/20/37	105,000	88,923
Discovery Communications LLC	6.35	06/01/40	100,000	90,210
DISH DBS Corp.	5.13	06/01/29	325,000	280,940
DISH DBS Corp.(1)	5.25	12/01/26	595,000	585,819
DISH DBS Corp.(1)	5.75	12/01/28	530,000	509,718
DISH DBS Corp.	7.38	07/01/28	225,000	210,460
DISH Network Corp.(1)	11.75	11/15/27	755,000	795,323
EW Scripps Co.(1)	9.88	08/15/30	165,000	156,640
Gray Media, Inc.(1)	4.75	10/15/30	172,000	122,513
Gray Media, Inc.(1)	5.38	11/15/31	262,000	182,190
Gray Media, Inc.(1)	7.25	08/15/33	165,000	161,721
Gray Media, Inc.(1)	9.63	07/15/32	190,000	191,161
Gray Media, Inc.(1)	10.50	07/15/29	275,000	296,531
iHeartCommunications, Inc.(1)	4.75	01/15/28	35,000	31,801
iHeartCommunications, Inc.(1)	7.75	08/15/30	148,360	124,542
iHeartCommunications, Inc.(1)	9.13	05/01/29	163,000	150,172
iHeartCommunications, Inc.(1)	10.88	05/01/30	158,400	114,379
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	175,000	106,086
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	255,000	159,756
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	175,000	174,775
McGraw-Hill Education, Inc.(1)	7.38	09/01/31	140,000	143,809
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	145,000	146,274
Midcontinent Communications(1)	8.00	08/15/32	140,000	142,778
Nexstar Media, Inc.(1)	4.75	11/01/28	215,000	211,791
Nexstar Media, Inc.(1)	5.63	07/15/27	373,000	373,080
Paramount Global	6.25	02/28/57	144,000	141,288
Paramount Global	6.38	03/30/62	212,000	209,518
Scripps Escrow II, Inc.(1)	3.88	01/15/29	110,000	99,563
Scripps Escrow II, Inc.(1)	5.38	01/15/31	90,000	62,362
Sinclair Television Group, Inc.(1)	5.50	03/01/30	105,000	89,578
Sinclair Television Group, Inc.(1)	8.13	02/15/33	305,000	311,184
Sinclair Television Group, Inc.(1)	9.75	02/15/33	100,000	110,250
Sirius XM Radio LLC(1)	3.88	09/01/31	325,000	295,146
Sirius XM Radio LLC(1)	4.00	07/15/28	440,000	427,920
Sirius XM Radio LLC(1)	4.13	07/01/30	325,000	306,198
Sirius XM Radio LLC(1)	5.00	08/01/27	325,000	324,475
Sirius XM Radio LLC(1)	5.50	07/01/29	262,000	262,608
Sunrise FinCo I BV(1)	4.88	07/15/31	266,000	253,978
TEGNA, Inc.	4.63	03/15/28	215,000	213,012
TEGNA, Inc.	5.00	09/15/29	240,000	238,376
Univision Communications, Inc.(1)	4.50	05/01/29	237,000	222,962
Univision Communications, Inc.(1)	7.38	06/30/30	185,000	185,800
Univision Communications, Inc.(1)	8.00	08/15/28	320,000	329,652

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 34.2% (Continued)
Univision Communications, Inc.(1)	8.50	07/31/31	$260,000	$266,215
Univision Communications, Inc.(1)	9.38	08/01/32	330,000	348,689
Urban One, Inc.(1)	7.38	02/01/28	110,000	56,210
Versant Media Group, Inc.(1)	7.25	01/30/31	215,000	219,290
Virgin Media Finance PLC(1)	5.00	07/15/30	205,000	183,200
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	192,000	178,602
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	315,000	309,502
Virgin Media Vendor Financing Notes IV DAC(1)	5.00	07/15/28	115,000	112,775
VZ Secured Financing BV(1)	5.00	01/15/32	342,000	310,966
VZ Secured Financing BV(1)	7.50	01/15/33	105,000	107,111
Ziggo Bond Co. BV(1)	5.13	02/28/30	115,000	101,882
Ziggo BV(1)	4.88	01/15/30	220,000	207,824
				21,564,739
MISCELLANEOUS MANUFACTURER – 1.1%
Entegris, Inc.(1)	3.63	05/01/29	84,000	80,206
Entegris, Inc.(1)	4.38	04/15/28	90,000	88,852
Entegris, Inc.(1)	4.75	04/15/29	340,000	338,205
Entegris, Inc.(1)	5.95	06/15/30	197,000	200,206
				707,469
OFFICE/BUSINESS EQUIPMENT – 0.8%
Xerox Corp.	4.80	03/01/35	57,000	17,203
Xerox Corp.	6.75	12/15/39	75,000	27,868
Xerox Corp.(1)	10.25	10/15/30	90,000	92,137
Xerox Corp.(1)	13.50	04/15/31	105,000	101,640
Xerox Holdings Corp.(1)	5.50	08/15/28	155,000	74,013
Xerox Holdings Corp.(1)	8.88	11/30/29	115,000	50,600
Zebra Technologies Corp.(1)	6.50	06/01/32	105,000	108,912
				472,373
PACKAGING & CONTAINERS – 0.7%
LABL, Inc.(1)	5.88	11/01/28	105,000	75,048
LABL, Inc.(1)	8.25	11/01/29	100,000	48,688
LABL, Inc.(1)	8.63	10/01/31	210,000	135,172
LABL, Inc.(1)	9.50	11/01/28	65,000	48,544
LABL, Inc.(1)	10.50	07/15/27	150,000	98,114
				405,566
REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.0%
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	155,000	139,132
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	4.75	04/15/28	130,000	127,161
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	6.50	02/15/29	230,000	215,483
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	8.63	06/15/32	135,000	126,555
				608,331
SEMICONDUCTORS – 1.6%
Amkor Technology, Inc.(1)	5.88	10/01/33	105,000	106,946
ams-OSRAM AG(1)	12.25	03/30/29	160,000	172,972
Kioxia Holdings Corp.(1)	6.25	07/24/30	235,000	242,896

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 1.6% (Continued)
Kioxia Holdings Corp.(1)	6.63	07/24/33	$240,000	$250,628
ON Semiconductor Corp.(1)	3.88	09/01/28	150,000	146,509
Synaptics, Inc.(1)	4.00	06/15/29	90,000	86,491
				1,006,442
SOFTWARE – 10.9%
Capstone Borrower, Inc.(1)	8.00	06/15/30	175,000	178,724
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(1)	8.00	06/15/29	165,000	138,358
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	160,000	132,027
Cloud Software Group, Inc.(1)	6.50	03/31/29	863,000	870,053
Cloud Software Group, Inc.(1)	6.63	08/15/33	215,000	215,693
Cloud Software Group, Inc.(1)	8.25	06/30/32	389,000	409,144
Cloud Software Group, Inc.(1)	9.00	09/30/29	830,000	859,212
CoreWeave, Inc.(1)	9.00	02/01/31	375,000	376,566
CoreWeave, Inc.(1)	9.25	06/01/30	435,000	439,829
Dye & Durham Ltd.(1)	8.63	04/15/29	120,000	113,748
Elastic NV(1)	4.13	07/15/29	120,000	115,794
Ellucian Holdings, Inc.(1)	6.50	12/01/29	150,000	152,185
Fair Isaac Corp.(1)	4.00	06/15/28	189,000	185,654
Fair Isaac Corp.(1)	6.00	05/15/33	330,000	336,731
Open Text Corp.(1)	3.88	02/15/28	190,000	185,280
Open Text Corp.(1)	3.88	12/01/29	187,000	177,170
Open Text Holdings, Inc.(1)	4.13	02/15/30	190,000	181,576
Open Text Holdings, Inc.(1)	4.13	12/01/31	145,000	135,108
PTC, Inc.(1)	4.00	02/15/28	105,000	103,433
Rackspace Finance LLC(1)	3.50	05/15/28	75,000	29,625
RingCentral, Inc.(1)	8.50	08/15/30	80,000	85,285
ROBLOX Corp.(1)	3.88	05/01/30	212,000	203,054
Rocket Software, Inc.(1)	6.50	02/15/29	125,000	121,579
Rocket Software, Inc.(1)	9.00	11/28/28	175,000	180,475
Twilio, Inc.	3.63	03/15/29	104,000	99,996
Twilio, Inc.	3.88	03/15/31	108,000	102,311
UKG, Inc.(1)	6.88	02/01/31	540,000	556,269
West Technology Group LLC(1)	8.50	04/10/27	105,000	13,125
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	140,000	132,196
				6,830,200
TELECOMMUNICATIONS – 26.7%
Africell Holding Ltd.(1)	10.50	10/23/29	65,000	64,849
Altice Financing SA(1)	5.00	01/15/28	255,000	190,310
Altice Financing SA(1)	5.75	08/15/29	442,000	322,112
Altice Financing SA(1)	9.63	07/15/27	85,000	72,688
Altice France Lux 3/Altice Holdings 1(1)	10.00	01/15/33	205,000	192,970
Altice France SA(1)	6.50	10/15/31	80,000	76,368
Altice France SA(1)	6.50	03/15/32	415,000	397,723
Altice France SA(1)	6.88	10/15/30	185,000	181,095
Altice France SA(1)	6.88	07/15/32	335,000	321,916
Altice France SA(1)	9.50	11/01/29	290,000	295,749
Bell Telephone Co. of Canada or Bell Canada	6.88	09/15/55	215,000	224,656

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 26.7% (Continued)
Bell Telephone Co. of Canada or Bell Canada	7.00	09/15/55	$270,000	$284,001
British Telecommunications PLC(1)	4.25	11/23/81	115,000	113,814
British Telecommunications PLC(1)	4.88	11/23/81	101,000	97,828
Ciena Corp.(1)	4.00	01/31/30	90,000	86,579
CommScope LLC(1)	4.75	09/01/29	207,000	206,528
CommScope LLC(1)	7.13	07/01/28	135,000	135,709
CommScope LLC(1)	8.25	03/01/27	185,000	186,341
CommScope LLC(1)	9.50	12/15/31	215,000	219,277
CommScope Technologies LLC(1)	5.00	03/15/27	165,000	164,499
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	9.00	09/15/29	425,000	450,570
Connect Holding II LLC(1)	10.50	04/03/31	480,000	469,945
EchoStar Corp.	10.75	11/30/29	1,190,000	1,310,909
Fibercop SpA(1)	6.00	09/30/34	115,000	108,883
Fibercop SpA(1)	6.38	11/15/33	104,000	103,143
Fibercop SpA(1)	7.20	07/18/36	100,000	101,549
Fibercop SpA(1)	7.72	06/04/38	115,000	116,854
Frontier Communications Holdings LLC(1)	5.00	05/01/28	340,000	339,797
Frontier Communications Holdings LLC(1)	5.88	10/15/27	250,000	249,964
Frontier Communications Holdings LLC	5.88	11/01/29	155,000	157,341
Frontier Communications Holdings LLC(1)	6.00	01/15/30	215,000	218,203
Frontier Communications Holdings LLC(1)	6.75	05/01/29	215,000	217,356
Frontier Communications Holdings LLC(1)	8.63	03/15/31	160,000	169,341
Frontier Communications Holdings LLC(1)	8.75	05/15/30	262,000	274,603
Frontier Florida LLC	6.86	02/01/28	65,000	67,630
GCI LLC(1)	4.75	10/15/28	130,000	126,976
GoTo Group, Inc.(1)	5.50	05/01/28	72,837	61,001
GoTo Group, Inc.(1)	5.50	05/01/28	97,252	34,281
Iliad Holding SAS(1)	7.00	10/15/28	185,000	187,877
Iliad Holding SAS(1)	7.00	04/15/32	190,000	194,678
Iliad Holding SAS(1)	8.50	04/15/31	200,000	214,849
Level 3 Financing, Inc.(1)	3.63	01/15/29	75,000	67,781
Level 3 Financing, Inc.(1)	3.75	07/15/29	87,000	77,213
Level 3 Financing, Inc.(1)	3.88	10/15/30	105,000	94,598
Level 3 Financing, Inc.(1)	4.00	04/15/31	90,000	80,775
Level 3 Financing, Inc.(1)	4.50	04/01/30	145,000	134,669
Level 3 Financing, Inc.(1)	4.88	06/15/29	125,000	120,156
Level 3 Financing, Inc.(1)	6.88	06/30/33	440,000	451,036
Level 3 Financing, Inc.(1)	7.00	03/31/34	515,000	529,527
Lumen Technologies, Inc.(1)	4.13	04/15/29	75,000	74,389
Lumen Technologies, Inc.(1)	4.13	04/15/30	69,000	68,438
Lumen Technologies, Inc.(1)	4.50	01/15/29	67,000	62,041
Lumen Technologies, Inc.	7.60	09/15/39	72,000	71,460
Lumen Technologies, Inc.	7.65	03/15/42	65,000	64,537
Lumen Technologies, Inc.(1)	10.00	10/15/32	89,000	90,001
Millicom International Cellular SA(1)	4.50	04/27/31	170,000	158,950
Millicom International Cellular SA(1)	5.13	01/15/28	90,000	89,636
Millicom International Cellular SA(1)	6.25	03/25/29	140,400	141,742

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 26.7% (Continued)
Millicom International Cellular SA(1)	7.38	04/02/32	$100,000	$104,533
Rogers Communications, Inc.(1)	5.25	03/15/82	160,000	159,178
Rogers Communications, Inc.	7.00	04/15/55	245,000	256,479
Rogers Communications, Inc.	7.13	04/15/55	210,000	224,865
Sunrise Hold Co. IV BV(1)	5.50	01/15/28	16,000	15,941
Telecom Italia Capital SA	6.00	09/30/34	117,000	120,013
Telecom Italia Capital SA	6.38	11/15/33	115,000	121,346
Telecom Italia Capital SA	7.20	07/18/36	104,000	113,450
Telecom Italia Capital SA	7.72	06/04/38	100,000	111,966
TELUS Corp.	6.63	10/15/55	150,000	154,796
TELUS Corp.	7.00	10/15/55	175,000	186,809
Viasat, Inc.(1)	5.63	04/15/27	125,000	124,991
Viasat, Inc.(1)	6.50	07/15/28	89,000	86,463
Viasat, Inc.(1)	7.50	05/30/31	154,000	144,697
Viavi Solutions, Inc.(1)	3.75	10/01/29	90,000	84,949
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	302,000	275,956
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	310,000	287,159
Vmed O2 UK Financing I PLC(1)	6.75	01/15/33	165,000	165,612
Vmed O2 UK Financing I PLC(1)	7.75	04/15/32	195,000	202,396
Vodafone Group PLC	4.13	06/04/81	214,000	201,906
Vodafone Group PLC	5.13	06/04/81	205,000	166,022
Vodafone Group PLC	7.00	04/04/79	430,000	454,342
Windstream Services LLC(1)	7.50	10/15/33	300,000	299,948
Windstream Services LLC/Windstream Escrow Finance Corp.(1)	8.25	10/01/31	475,000	485,545
WULF Compute LLC(1)	7.75	10/15/30	690,000	717,293
Zegona Finance PLC(1)	8.63	07/15/29	175,000	186,459
				16,840,825
TOTAL CORPORATE BONDS (Cost - $61,480,205)				61,704,681

SHORT-TERM INVESTMENTS – 2.4%
TIME DEPOSITS – 2.4%
Citibank, New York	3.21	11/03/25	1,542,044	1,542,044
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,542,044)				1,542,044

TOTAL INVESTMENTS – 100.4% (Cost - $63,022,547)				$63,246,847
OTHER ASSETS LESS LIABILITIES – (0.4)%				(245,423)
NET ASSETS – 100.0%				$63,001,424

*	Non-Income producing security.
(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2025, amounts to $51,896,095 and represents 82.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.0%
BIOTECHNOLOGY – 0.3%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	$98,000	$86,821

COMMERCIAL SERVICES – 5.6%
AMN Healthcare, Inc.(1)	4.00	04/15/29	80,000	75,876
AMN Healthcare, Inc.(1)	6.50	01/15/31	90,000	90,272
Carriage Services, Inc.(1)	4.25	05/15/29	93,000	88,041
Raven Acquisition Holdings LLC(1)	6.88	11/15/31	300,000	307,314
Service Corp. International/US	3.38	08/15/30	195,000	181,372
Service Corp. International/US	4.00	05/15/31	183,000	173,489
Service Corp. International/US	4.63	12/15/27	119,000	118,752
Service Corp. International/US	5.13	06/01/29	186,000	186,555
Service Corp. International/US	5.75	10/15/32	180,000	182,845
StoneMor, Inc.(1)	8.50	05/15/29	95,000	94,129
				1,498,645
COSMETICS/PERSONAL CARE – 3.3%
Opal Bidco SAS(1)	6.50	03/31/32	255,000	262,854
Perrigo Finance Unlimited Co.	4.90	06/15/30	180,000	176,223
Perrigo Finance Unlimited Co.	4.90	12/15/44	68,000	56,252
Perrigo Finance Unlimited Co.	6.13	09/30/32	162,000	163,530
Prestige Brands, Inc.(1)	3.75	04/01/31	132,000	122,582
Prestige Brands, Inc.(1)	5.13	01/15/28	100,000	99,997
				881,438
HEALTHCARE-PRODUCTS – 14.3%
Avantor Funding, Inc.(1)	3.88	11/01/29	180,000	171,103
Avantor Funding, Inc.(1)	4.63	07/15/28	362,000	356,422
Bausch + Lomb Corp.(1)	8.38	10/01/28	325,000	340,031
Dentsply Sirona, Inc.	8.38	09/12/55	130,000	134,047
Embecta Corp.(1)	5.00	02/15/30	119,000	113,002
Hologic, Inc.(1)	3.25	02/15/29	215,000	212,386
Hologic, Inc.(1)	4.63	02/01/28	98,000	98,153
Insulet Corp.(1)	6.50	04/01/33	105,000	109,499
Medline Borrower LP(1)	3.88	04/01/29	1,040,000	1,010,809
Medline Borrower LP(1)	5.25	10/01/29	575,000	573,189
Medline Borrower LP/Medline Co.-Issuer, Inc.(1)	6.25	04/01/29	345,000	355,351
Neogen Food Safety Corp.(1)	8.63	07/20/30	80,000	84,681
Teleflex, Inc.(1)	4.25	06/01/28	113,000	110,796
Teleflex, Inc.	4.63	11/15/27	115,000	114,490
Varex Imaging Corp.(1)	7.88	10/15/27	85,000	87,028
				3,870,987
HEALTHCARE-SERVICES – 49.3%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	113,000	110,664
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	103,000	102,400
Acadia Healthcare Co., Inc.(1)	7.38	03/15/33	125,000	129,377
AHP Health Partners, Inc.(1)	5.75	07/15/29	69,000	68,921
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	125,000	119,939
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	113,000	106,636
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	108,000	106,851

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 49.3% (Continued)
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	$238,000	$212,700
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	362,000	339,656
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	141,000	139,700
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	277,000	233,021
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	290,000	263,207
CHS/Community Health Systems, Inc.(1)	9.75	01/15/34	415,000	439,915
CHS/Community Health Systems, Inc.(1)	10.88	01/15/32	520,000	561,226
Concentra Health Services, Inc.(1)	6.88	07/15/32	150,000	156,643
DaVita, Inc.(1)	3.75	02/15/31	352,000	323,462
DaVita, Inc.(1)	4.63	06/01/30	628,000	606,994
DaVita, Inc.(1)	6.75	07/15/33	230,000	238,671
DaVita, Inc.(1)	6.88	09/01/32	230,000	238,512
Encompass Health Corp.	4.50	02/01/28	175,000	173,795
Encompass Health Corp.	4.63	04/01/31	85,000	82,998
Encompass Health Corp.	4.75	02/01/30	200,000	198,059
Fortrea Holdings, Inc.(1)	7.50	07/01/30	130,000	124,968
Global Medical Response, Inc.(1)	7.38	10/01/32	230,000	240,831
HAH Group Holding Co. LLC(1)	9.75	10/01/31	155,000	147,084
HealthEquity, Inc.(1)	4.50	10/01/29	140,000	136,416
IQVIA, Inc.(1)	5.00	05/15/27	255,000	255,090
IQVIA, Inc.(1)	6.25	06/01/32	460,000	480,017
IQVIA, Inc.(1)	6.50	05/15/30	115,000	119,527
Kedrion SpA(1)	6.50	09/01/29	180,000	176,073
LifePoint Health, Inc.(1)	5.38	01/15/29	108,000	104,813
LifePoint Health, Inc.(1)	8.38	02/15/32	165,000	178,307
LifePoint Health, Inc.(1)	9.88	08/15/30	185,000	199,960
LifePoint Health, Inc.(1)	10.00	06/01/32	185,000	197,004
LifePoint Health, Inc.(1)	11.00	10/15/30	255,000	281,482
Molina Healthcare, Inc.(1)	3.88	11/15/30	145,000	133,885
Molina Healthcare, Inc.(1)	3.88	05/15/32	174,000	157,043
Molina Healthcare, Inc.(1)	4.38	06/15/28	185,000	180,324
Molina Healthcare, Inc.(1)	6.25	01/15/33	175,000	176,331
MPH Acquisition Holdings LLC(1)	5.75	12/31/30	175,000	159,075
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	93,000	92,497
Prime Healthcare Services, Inc.(1)	9.38	09/01/29	345,000	363,249
Radiology Partners, Inc.(1)	8.50	07/15/32	205,000	213,449
Select Medical Corp.(1)	6.25	12/01/32	130,000	132,005
Sotera Health Holdings LLC(1)	7.38	06/01/31	170,000	178,866
Star Parent, Inc.(1)	9.00	10/01/30	230,000	245,876
Surgery Center Holdings, Inc.(1)	7.25	04/15/32	185,000	190,580
Team Health Holdings, Inc.(1)	8.38	06/30/28	100,000	101,140
Tenet Healthcare Corp.	4.25	06/01/29	320,000	313,122
Tenet Healthcare Corp.	4.38	01/15/30	335,000	327,229
Tenet Healthcare Corp.	4.63	06/15/28	140,000	139,530
Tenet Healthcare Corp.	5.13	11/01/27	345,000	344,854
Tenet Healthcare Corp.	6.13	10/01/28	570,000	571,091
Tenet Healthcare Corp.	6.13	06/15/30	460,000	469,103
Tenet Healthcare Corp.	6.25	02/01/27	353,000	353,822

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 49.3% (Continued)
Tenet Healthcare Corp.	6.75	05/15/31	$305,000	$316,695
Tenet Healthcare Corp.	6.88	11/15/31	87,000	94,579
Toledo Hospital	4.98	11/15/45	65,000	55,882
Toledo Hospital	5.33	11/15/28	65,000	66,470
Toledo Hospital	6.02	11/15/48	95,000	91,974
US Acute Care Solutions LLC(1)	9.75	05/15/29	230,000	234,499
				13,298,089
PHARMACEUTICALS – 22.9%
1261229 BC Ltd.(1)	10.00	04/15/32	1,010,000	1,056,737
AdaptHealth LLC(1)	4.63	08/01/29	120,000	114,434
AdaptHealth LLC(1)	5.13	03/01/30	130,000	124,467
AdaptHealth LLC(1)	6.13	08/01/28	85,000	85,030
Amneal Pharmaceuticals LLC(1)	6.88	08/01/32	140,000	146,957
Bausch Health Americas, Inc.(1)	8.50	01/31/27	155,000	154,468
Bausch Health Cos, Inc.(1)	4.88	06/01/28	370,000	336,983
Bausch Health Cos, Inc.(1)	5.00	01/30/28	95,000	83,274
Bausch Health Cos, Inc.(1)	5.00	02/15/29	105,000	81,834
Bausch Health Cos, Inc.(1)	5.25	01/30/30	185,000	133,431
Bausch Health Cos, Inc.(1)	5.25	02/15/31	105,000	70,875
Bausch Health Cos, Inc.(1)	6.25	02/15/29	190,000	156,037
Bausch Health Cos, Inc.(1)	7.25	05/30/29	75,000	61,400
Bausch Health Cos, Inc.(1)	11.00	09/30/28	410,000	430,139
Bausch Health Cos, Inc.(1)	14.00	10/15/30	80,000	81,217
CVS Health Corp.	6.75	12/10/54	175,000	182,026
CVS Health Corp.	7.00	03/10/55	515,000	541,896
Elanco Animal Health, Inc.	6.65	08/28/28	168,000	175,470
Endo Finance Holdings, Inc.(1)	8.50	04/15/31	230,000	244,070
Grifols SA(1)	4.75	10/15/28	158,000	152,891
Harrow, Inc.(1)	8.63	09/15/30	55,000	58,197
Jazz Securities DAC(1)	4.38	01/15/29	342,000	335,338
Option Care Health, Inc.(1)	4.38	10/31/29	114,000	110,112
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	478,000	455,076
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	410,000	314,780
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	6.75	05/15/34	120,000	107,661
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	7.88	05/15/34	115,000	89,635
Owens & Minor, Inc.(1)	4.50	03/31/29	121,000	93,240
Owens & Minor, Inc.(1)	6.63	04/01/30	116,000	88,402
Paradigm Parent LLC & Paradigm Parent Co.-Issuer, Inc.(1)	8.75	04/17/32	115,000	108,534
				6,174,611
SOFTWARE – 2.3%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	541,000	530,114
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	80,000	79,939
				610,053
TOTAL CORPORATE BONDS (Cost - $25,661,543)				26,420,644

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 1.1%
TIME DEPOSITS – 1.1%
Citibank, New York	3.21	11/03/25	$295,420	$295,420
TOTAL SHORT-TERM INVESTMENTS (Cost - $295,420)				295,420

TOTAL INVESTMENTS – 99.1% (Cost - $25,956,963)				$26,716,064
OTHER ASSETS LESS LIABILITIES – 0.9%				248,156
NET ASSETS – 100.0%				$26,964,220

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2025, amounts to $20,434,494 and represents 75.8% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.9%
ADVERTISING – 1.1%
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	$80,000	$77,320
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	88,000	85,083
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	107,000	106,646
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	7.38	02/15/31	80,000	84,576
				353,625
BANKS – 2.1%
Armor Holdco, Inc.(1)	8.50	11/15/29	55,000	55,139
Dresdner Funding Trust I(1)	8.15	06/30/31	175,000	194,854
Freedom Mortgage Corp.(1)	6.63	01/15/27	90,000	90,262
Freedom Mortgage Corp.(1)	12.25	10/01/30	90,000	100,258
Popular, Inc.	7.25	03/13/28	70,000	73,425
Standard Chartered PLC(1),(2)	7.01	-	120,000	126,559
Walker & Dunlop, Inc.(1)	6.63	04/01/33	70,000	71,697
				712,194
COMMERCIAL SERVICES – 6.1%
Block, Inc.	3.50	06/01/31	177,000	164,942
Block, Inc.(1)	5.63	08/15/30	200,000	203,147
Block, Inc.(1)	6.00	08/15/33	165,000	168,830
Block, Inc.	6.50	05/15/32	345,000	358,194
Boost Newco Borrower LLC(1)	7.50	01/15/31	370,000	393,358
CPI CG, Inc.(1)	10.00	07/15/29	41,000	43,355
Dcli Bidco LLC(1)	7.75	11/15/29	85,000	86,470
Mobius Merger Sub, Inc.(1)	9.00	06/01/30	85,000	70,888
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	55,000	51,800
PROG Holdings, Inc.(1)	6.00	11/15/29	100,000	97,676
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	6.75	08/15/32	285,000	294,605
WEX, Inc.(1)	6.50	03/15/33	95,000	97,247
				2,030,512
COMPUTERS – 1.3%
Diebold Nixdorf, Inc.(1)	7.75	03/31/30	160,000	169,832
NCR Atleos Corp.(1)	9.50	04/01/29	230,000	248,546
				418,378
DIVERSIFIED FINANCIAL SERVICES – 38.7%
AG Issuer LLC(1)	6.25	03/01/28	85,000	85,361
Ally Financial, Inc.	6.65	01/17/40	95,000	95,266
Ally Financial, Inc.	6.70	02/14/33	75,000	78,232
Aretec Group, Inc.(1)	7.50	04/01/29	65,000	65,580
Aretec Group, Inc.(1)	10.00	08/15/30	120,000	130,716
Atlanticus Holdings Corp.(1)	9.75	09/01/30	65,000	63,238
Azorra Finance Ltd.(1)	7.25	01/15/31	90,000	94,362
Azorra Finance Ltd.(1)	7.75	04/15/30	100,000	105,505
Bread Financial Holdings, Inc.(1)	8.38	06/15/35	70,000	71,693
Bread Financial Holdings, Inc.(1)	9.75	03/15/29	120,000	128,169
Burford Capital Global Finance LLC(1)	6.25	04/15/28	60,000	59,632

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 38.7% (Continued)
Burford Capital Global Finance LLC(1)	6.88	04/15/30	$53,000	$52,776
Burford Capital Global Finance LLC(1)	7.50	07/15/33	85,000	84,025
Burford Capital Global Finance LLC(1)	9.25	07/01/31	130,000	134,711
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	65,000	54,831
Cobra Acquisition Co. LLC(1)	12.25	11/01/29	45,000	45,169
Coinbase Global, Inc.(1)	3.38	10/01/28	170,000	161,824
Coinbase Global, Inc.(1)	3.63	10/01/31	125,000	111,826
Credit Acceptance Corp.(1)	6.63	03/15/30	80,000	80,112
Credit Acceptance Corp.(1)	9.25	12/15/28	105,000	110,246
CrossCountry Intermediate Hold Co. LLC(1)	6.50	10/01/30	155,000	156,624
Encore Capital Group, Inc.(1)	6.63	04/15/31	85,000	84,406
Encore Capital Group, Inc.(1)	8.50	05/15/30	90,000	94,850
Encore Capital Group, Inc.(1)	9.25	04/01/29	80,000	84,085
Enova International, Inc.(1)	9.13	08/01/29	80,000	83,911
Enova International, Inc.(1)	11.25	12/15/28	70,000	74,335
EZCORP, Inc.(1)	7.38	04/01/32	50,000	52,937
Focus Financial Partners LLC(1)	6.75	09/15/31	170,000	175,382
Freedom Mortgage Holdings LLC(1)	7.88	04/01/33	85,000	87,396
Freedom Mortgage Holdings LLC(1)	8.38	04/01/32	115,000	120,013
Freedom Mortgage Holdings LLC(1)	9.13	05/15/31	120,000	127,713
Freedom Mortgage Holdings LLC(1)	9.25	02/01/29	190,000	199,623
GGAM Finance Ltd.(1)	5.88	03/15/30	60,000	60,825
GGAM Finance Ltd.(1)	6.88	04/15/29	65,000	67,596
GGAM Finance Ltd.(1)	8.00	02/15/27	125,000	127,882
GGAM Finance Ltd.(1)	8.00	06/15/28	103,000	109,470
Global Aircraft Leasing Co. Ltd.(1)	8.75	09/01/27	190,000	195,850
goeasy Ltd.(1)	6.88	05/15/30	63,000	61,971
goeasy Ltd.(1)	6.88	02/15/31	75,000	73,346
goeasy Ltd.(1)	7.38	10/01/30	65,000	65,099
goeasy Ltd.(1)	7.63	07/01/29	105,000	105,843
goeasy Ltd.(1)	9.25	12/01/28	100,000	103,738
Hightower Holding LLC(1)	6.75	04/15/29	60,000	60,393
Hightower Holding LLC(1)	9.13	01/31/30	60,000	64,611
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	98,000	95,307
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	280,000	285,162
Jane Street Group/JSG Finance, Inc.(1)	6.75	05/01/33	345,000	360,159
Jane Street Group/JSG Finance, Inc.(1)	7.13	04/30/31	240,000	252,037
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	172,000	162,982
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	6.63	10/15/31	80,000	78,889
Jefferson Capital Holdings LLC(1)	8.25	05/15/30	85,000	88,198
Jefferson Capital Holdings LLC(1)	9.50	02/15/29	65,000	68,536
LD Holdings Group LLC(1)	6.13	04/01/28	85,000	79,347
LD Holdings Group LLC(1)	8.75	11/01/27	54,000	53,316
LFS Topco LLC(1)	8.75	07/15/30	65,000	63,687
Midcap Financial Issuer Trust(1)	5.63	01/15/30	65,000	61,153
Midcap Financial Issuer Trust(1)	6.50	05/01/28	175,000	172,011
Navient Corp.	4.88	03/15/28	85,000	83,191

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 38.7% (Continued)
Navient Corp.	5.00	03/15/27	$125,000	$124,349
Navient Corp.	5.50	03/15/29	130,000	127,977
Navient Corp.	5.63	08/01/33	104,000	94,250
Navient Corp.	7.88	06/15/32	85,000	87,922
Navient Corp.	9.38	07/25/30	80,000	87,965
Navient Corp.	11.50	03/15/31	80,000	89,808
OneMain Finance Corp.	3.50	01/15/27	125,000	123,060
OneMain Finance Corp.	3.88	09/15/28	98,000	94,636
OneMain Finance Corp.	4.00	09/15/30	147,000	136,842
OneMain Finance Corp.	5.38	11/15/29	120,000	119,149
OneMain Finance Corp.	6.13	05/15/30	130,000	131,610
OneMain Finance Corp.	6.50	03/15/33	135,000	134,829
OneMain Finance Corp.	6.63	01/15/28	130,000	133,392
OneMain Finance Corp.	6.63	05/15/29	155,000	159,589
OneMain Finance Corp.	6.75	03/15/32	95,000	96,527
OneMain Finance Corp.	7.13	11/15/31	130,000	134,827
OneMain Finance Corp.	7.13	09/15/32	140,000	144,672
OneMain Finance Corp.	7.50	05/15/31	129,000	134,861
OneMain Finance Corp.	7.88	03/15/30	120,000	126,569
Osaic Holdings, Inc.(1)	6.75	08/01/32	90,000	93,043
Osaic Holdings, Inc.(1)	8.00	08/01/33	65,000	66,753
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	65,000	64,625
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	115,000	111,747
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	85,000	84,861
PennyMac Financial Services, Inc.(1)	6.75	02/15/34	110,000	112,844
PennyMac Financial Services, Inc.(1)	6.88	05/15/32	140,000	146,144
PennyMac Financial Services, Inc.(1)	6.88	02/15/33	150,000	155,328
PennyMac Financial Services, Inc.(1)	7.13	11/15/30	105,000	110,028
PennyMac Financial Services, Inc.(1)	7.88	12/15/29	130,000	138,253
PHH Escrow Issuer LLC/PHH Corp.(1)	9.88	11/01/29	85,000	85,413
Phoenix Aviation Capital Ltd.(1)	9.25	07/15/30	105,000	110,705
Planet Financial Group LLC(1)	10.50	12/15/29	105,000	108,913
PRA Group, Inc.(1)	5.00	10/01/29	57,000	51,901
PRA Group, Inc.(1)	8.38	02/01/28	62,000	62,977
PRA Group, Inc.(1)	8.88	01/31/30	100,000	101,595
Provident Funding Associates LP/PFG Finance Corp.(1)	9.75	09/15/29	90,000	94,920
RFNA LP(1)	7.88	02/15/30	85,000	84,716
Rocket Cos, Inc.(1)	6.13	08/01/30	330,000	340,611
Rocket Cos, Inc.(1)	6.38	08/01/33	350,000	365,043
Rocket Cos, Inc.(1)	6.50	08/01/29	135,000	140,195
Rocket Cos, Inc.(1)	7.13	02/01/32	160,000	168,114
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	125,000	120,185
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	214,000	201,345
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	140,000	129,039
SLM Corp.	3.13	11/02/26	85,000	83,570
SLM Corp.	6.50	01/31/30	85,000	88,194
StoneX Escrow Issuer LLC(1)	6.88	07/15/32	105,000	108,729
StoneX Group, Inc.(1)	7.88	03/01/31	95,000	100,696

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 38.7% (Continued)
Synchrony Financial	7.25	02/02/33	$130,000	$137,866
TrueNoord Capital DAC(1)	8.75	03/01/30	65,000	68,525
United Wholesale Mortgage LLC(1)	5.50	04/15/29	125,000	123,195
United Wholesale Mortgage LLC(1)	5.75	06/15/27	83,000	83,261
UWM Holdings LLC(1)	6.25	03/15/31	170,000	169,800
UWM Holdings LLC(1)	6.63	02/01/30	140,000	142,750
VFH Parent LLC/Valor Co.-Issuer, Inc.(1)	7.50	06/15/31	85,000	89,030
				12,882,896
ELECTRIC – 0.4%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(1)	6.38	02/15/32	125,000	126,375

INSURANCE – 18.7%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	115,000	110,492
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	82,000	81,252
Acrisure LLC/Acrisure Finance, Inc.(1)	6.75	07/01/32	95,000	97,492
Acrisure LLC/Acrisure Finance, Inc.(1)	7.50	11/06/30	190,000	196,660
Acrisure LLC/Acrisure Finance, Inc.(1)	8.25	02/01/29	160,000	166,802
Acrisure LLC/Acrisure Finance, Inc.(1)	8.50	06/15/29	85,000	89,297
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	4.25	10/15/27	122,000	120,234
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	5.88	11/01/29	72,000	71,858
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.50	10/01/31	175,000	179,679
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	10/15/27	230,000	231,030
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	04/15/28	216,000	220,075
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.00	01/15/31	250,000	259,174
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.38	10/01/32	115,000	118,801
American National Group, Inc.	7.00	12/01/55	85,000	87,154
AmWINS Group, Inc.(1)	4.88	06/30/29	140,000	135,336
AmWINS Group, Inc.(1)	6.38	02/15/29	125,000	127,496
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.(1)	7.50	07/15/33	60,000	61,870
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves(1)	7.88	11/01/29	130,000	134,001
Ardonagh FinCo. Ltd.(1)	7.75	02/15/31	220,000	230,316
Ardonagh Group Finance Ltd.(1)	8.88	02/15/32	260,000	271,557
Assurant, Inc.	7.00	03/27/48	70,000	71,979
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance(1)	7.13	05/15/31	100,000	102,711
Broadstreet Partners Group LLC(1)	5.88	04/15/29	120,000	119,666
Fidelis Insurance Holdings Ltd.	7.75	06/15/55	70,000	75,956
Global Atlantic Finance Co.(1)	7.95	10/15/54	95,000	99,465
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	7.25	02/15/31	170,000	175,371
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	8.13	02/15/32	85,000	87,815
HUB International Ltd.(1)	5.63	12/01/29	90,000	89,804
HUB International Ltd.(1)	7.25	06/15/30	560,000	585,056
HUB International Ltd.(1)	7.38	01/31/32	325,000	337,040
Jones Deslauriers Insurance Management, Inc.(1)	6.88	10/01/33	65,000	64,451
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	124,000	130,328
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	85,000	83,107

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 18.7% (Continued)
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	$140,000	$90,033
Liberty Mutual Group, Inc.(1)	7.80	03/15/37	70,000	80,425
Nassau Cos of New York(1)	7.88	07/15/30	75,000	76,551
Panther Escrow Issuer LLC(1)	7.13	06/01/31	510,000	527,494
Ryan Specialty LLC(1)	4.38	02/01/30	65,000	63,624
Ryan Specialty LLC(1)	5.88	08/01/32	210,000	213,692
USI, Inc./NY(1)	7.50	01/15/32	105,000	108,844
Wilton RE Ltd.(1),(2)	6.00	-	65,000	64,537
				6,238,525
INVESTMENT COMPANIES – 2.7%
BlackRock TCP Capital Corp.	6.95	05/30/29	55,000	55,874
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	125,000	107,988
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	235,000	231,086
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.00	06/15/30	125,000	120,434
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.75	01/15/29	115,000	115,552
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(1)	10.00	11/15/29	160,000	160,786
Prospect Capital Corp.	3.36	11/15/26	45,000	43,617
Prospect Capital Corp.	3.44	10/15/28	60,000	54,024
				889,361
REAL ESTATE INVESTMENT TRUSTS (REITS) – 22.2%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	87,000	83,807
Arbor Realty SR, Inc.(1)	7.88	07/15/30	85,000	86,522
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	52,000	51,055
Blackstone Mortgage Trust, Inc.(1)	7.75	12/01/29	85,000	89,644
Brandywine Operating Partnership LP	3.95	11/15/27	85,000	83,743
Brandywine Operating Partnership LP	4.55	10/01/29	55,000	52,908
Brandywine Operating Partnership LP	6.13	01/15/31	50,000	50,250
Brandywine Operating Partnership LP	8.30	03/15/28	55,000	58,788
Brandywine Operating Partnership LP	8.88	04/12/29	95,000	103,267
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	4.50	04/01/27	86,000	84,771
Diversified Healthcare Trust	4.38	03/01/31	85,000	74,679
Diversified Healthcare Trust	4.75	02/15/28	85,000	81,170
Diversified Healthcare Trust(1)	7.25	10/15/30	65,000	65,733
EF Holdco/EF Cayman Hold/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM(1)	7.38	09/30/30	70,000	70,270
Hudson Pacific Properties LP	3.25	01/15/30	70,000	59,842
Hudson Pacific Properties LP	3.95	11/01/27	65,000	62,285
Hudson Pacific Properties LP	4.65	04/01/29	85,000	78,334
Hudson Pacific Properties LP	5.95	02/15/28	60,000	58,730
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	129,000	124,823
Iron Mountain, Inc.(1)	4.50	02/15/31	185,000	177,590
Iron Mountain, Inc.(1)	4.88	09/15/27	167,000	166,596
Iron Mountain, Inc.(1)	4.88	09/15/29	175,000	172,841
Iron Mountain, Inc.(1)	5.00	07/15/28	80,000	79,610
Iron Mountain, Inc.(1)	5.25	03/15/28	140,000	140,024
Iron Mountain, Inc.(1)	5.25	07/15/30	220,000	219,157
Iron Mountain, Inc.(1)	5.63	07/15/32	105,000	105,066

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 22.2% (Continued)
Iron Mountain, Inc.(1)	6.25	01/15/33	$205,000	$209,844
Iron Mountain, Inc.(1)	7.00	02/15/29	175,000	180,377
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	105,000	104,018
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	112,000	109,910
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	5.50	08/01/30	85,000	86,642
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	7.00	07/15/31	80,000	84,097
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	218,000	154,159
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	157,000	128,546
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	240,000	231,102
MPT Operating Partnership LP/MPT Finance Corp.(1)	8.50	02/15/32	255,000	267,408
Office Properties Income Trust(1),(3)	9.00	03/31/29	50,000	50,995
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, inc.(1)	7.00	02/01/30	95,000	97,359
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	4.88	05/15/29	125,000	121,618
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	5.88	10/01/28	125,000	124,978
Pebblebrook Hotel LP/PEB Finance Corp.(1)	6.38	10/15/29	65,000	65,678
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	97,000	95,500
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	120,000	119,815
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	04/01/32	180,000	185,334
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	06/15/33	105,000	108,449
RHP Hotel Properties LP/RHP Finance Corp.(1)	7.25	07/15/28	65,000	67,068
Rithm Capital Corp.(1)	8.00	04/01/29	130,000	132,738
Rithm Capital Corp.(1)	8.00	07/15/30	90,000	91,309
RLJ Lodging Trust LP(1)	4.00	09/15/29	85,000	80,330
SBA Communications Corp.	3.13	02/01/29	260,000	245,985
SBA Communications Corp.	3.88	02/15/27	251,000	248,349
Service Properties Trust	3.95	01/15/28	72,000	67,054
Service Properties Trust	4.38	02/15/30	65,000	54,776
Service Properties Trust	4.95	02/15/27	65,000	64,881
Service Properties Trust	4.95	10/01/29	70,000	60,565
Service Properties Trust	5.50	12/15/27	80,000	77,977
Service Properties Trust	8.38	06/15/29	120,000	119,320
Service Properties Trust(1)	8.63	11/15/31	170,000	179,466
Service Properties Trust	8.88	06/15/32	85,000	83,975
Starwood Property Trust, Inc.(1)	4.38	01/15/27	85,000	84,296
Starwood Property Trust, Inc.(1)	5.25	10/15/28	90,000	90,382
Starwood Property Trust, Inc.(1)	5.75	01/15/31	90,000	91,383
Starwood Property Trust, Inc.(1)	6.00	04/15/30	65,000	66,512
Starwood Property Trust, Inc.(1)	6.50	07/01/30	90,000	93,709
Starwood Property Trust, Inc.(1)	6.50	10/15/30	80,000	83,434
Starwood Property Trust, Inc.(1)	7.25	04/01/29	105,000	110,719
Vornado Realty LP	3.40	06/01/31	55,000	49,595
XHR LP(1)	4.88	06/01/29	90,000	88,056
XHR LP(1)	6.63	05/15/30	60,000	61,318
				7,400,531

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 0.8%
FirstCash, Inc.(1)	4.63	09/01/28	$85,000	$83,902
FirstCash, Inc.(1)	5.63	01/01/30	93,000	93,457
FirstCash, Inc.(1)	6.88	03/01/32	85,000	88,305
				265,664
SOFTWARE – 1.7%
Pagaya US Holdings Co. LLC(1)	8.88	08/01/30	85,000	77,167
SS&C Technologies, Inc.(1)	5.50	09/30/27	340,000	340,417
SS&C Technologies, Inc.(1)	6.50	06/01/32	130,000	134,935
				552,519
TRANSPORTATION – 0.3%
Star Leasing Co. LLC(1)	7.63	02/15/30	120,000	113,486

TRUCKING & LEASING – 1.8%
FTAI Aviation Investors LLC(1)	5.50	05/01/28	170,000	170,233
FTAI Aviation Investors LLC(1)	5.88	04/15/33	85,000	85,823
FTAI Aviation Investors LLC(1)	7.00	05/01/31	115,000	120,616
FTAI Aviation Investors LLC(1)	7.00	06/15/32	140,000	146,759
FTAI Aviation Investors LLC(1)	7.88	12/01/30	85,000	90,407
				613,838
TOTAL CORPORATE BONDS (Cost - $31,937,958)				32,597,904

SHORT-TERM INVESTMENTS – 2.3%
TIME DEPOSITS – 2.3%
JP Morgan Chase, New York	3.21	11/03/25	758,601	758,601
TOTAL SHORT-TERM INVESTMENTS (Cost - $758,601)				758,601

TOTAL INVESTMENTS – 100.2% (Cost - $32,696,559)				$33,356,505
OTHER ASSETS LESS LIABILITIES – (0.2)%				(59,236)
NET ASSETS – 100.0%				$33,297,269

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2025, amounts to $25,631,789 and represents 77.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.
(3)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.8%
CHEMICALS – 0.5%
Consolidated Energy Finance SA(1)	5.63	10/15/28	$40,000	$27,363
Consolidated Energy Finance SA(1)	12.00	02/15/31	40,000	28,478
				55,841
GAS – 0.6%
AltaGas Ltd.(1)	7.20	10/15/54	65,000	66,691

OIL & GAS – 46.9%
Aethon United BR LP/Aethon United Finance Corp.(1)	7.50	10/01/29	75,000	77,875
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	40,000	40,032
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	6.63	10/15/32	45,000	45,978
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	6.63	07/15/33	35,000	35,653
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	9.00	11/01/27	25,000	29,477
Baytex Energy Corp.(1)	7.38	03/15/32	45,000	44,346
Baytex Energy Corp.(1)	8.50	04/30/30	55,000	56,429
BKV Upstream Midstream LLC(1)	7.50	10/15/30	35,000	35,080
Borr IHC Ltd./Borr Finance LLC(1)	10.00	11/15/28	89,024	89,459
Borr IHC Ltd./Borr Finance LLC(1)	10.38	11/15/30	46,359	46,465
California Resources Corp.(1)	7.00	01/15/34	30,000	29,892
California Resources Corp.(1)	8.25	06/15/29	65,000	67,661
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	25,000	24,966
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	07/15/28	25,000	24,625
Caturus Energy LLC(1)	8.50	02/15/30	35,000	35,784
Chord Energy Corp.(1)	6.00	10/01/30	55,000	55,165
Chord Energy Corp.(1)	6.75	03/15/33	55,000	56,211
CITGO Petroleum Corp.(1)	8.38	01/15/29	80,000	83,392
Civitas Resources, Inc.(1)	8.38	07/01/28	95,000	98,276
Civitas Resources, Inc.(1)	8.63	11/01/30	75,000	77,601
Civitas Resources, Inc.(1)	8.75	07/01/31	100,000	102,930
Civitas Resources, Inc.(1)	9.63	06/15/33	55,000	59,056
CNX Resources Corp.(1)	6.00	01/15/29	38,000	38,203
CNX Resources Corp.(1)	7.25	03/01/32	45,000	46,956
CNX Resources Corp.(1)	7.38	01/15/31	35,000	36,338
Comstock Resources, Inc.(1)	5.88	01/15/30	70,000	66,679
Comstock Resources, Inc.(1)	6.75	03/01/29	90,000	89,293
Comstock Resources, Inc.(1)	6.75	03/01/29	30,000	29,799
Crescent Energy Finance LLC(1)	7.38	01/15/33	70,000	66,180
Crescent Energy Finance LLC(1)	7.63	04/01/32	85,000	82,477
Crescent Energy Finance LLC(1)	8.38	01/15/34	45,000	44,057
Crescent Energy Finance LLC(1)	9.25	02/15/28	33,000	34,224
CVR Energy, Inc.(1)	5.75	02/15/28	30,000	29,711
CVR Energy, Inc.(1)	8.50	01/15/29	45,000	46,147
Diamond Foreign Asset Co./Diamond Finance LLC(1)	8.50	10/01/30	40,000	42,610
Energean PLC(1)	6.50	04/30/27	35,000	34,980
EnQuest PLC(1)	11.63	11/01/27	35,000	35,710
Gulfport Energy Operating Corp.(1)	6.75	09/01/29	45,000	46,002
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	45,000	44,188
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	31,000	30,251
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	45,000	42,776

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 46.9% (Continued)
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	$45,000	$45,104
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	40,000	38,007
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.88	05/15/34	35,000	33,284
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	7.25	02/15/35	75,000	72,318
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	8.38	11/01/33	45,000	46,594
Ithaca Energy North Sea PLC(1)	8.13	10/15/29	55,000	57,802
Kraken Oil & Gas Partners LLC(1)	7.63	08/15/29	35,000	34,296
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.88	12/01/32	30,000	30,445
Matador Resources Co.(1)	6.25	04/15/33	50,000	50,051
Matador Resources Co.(1)	6.50	04/15/32	70,000	70,709
Matador Resources Co.(1)	6.88	04/15/28	35,000	35,689
MEG Energy Corp.(1)	5.88	02/01/29	45,000	45,064
Moss Creek Resources Holdings, Inc.(1)	8.25	09/01/31	55,000	53,141
Murphy Oil Corp.	5.88	12/01/42	25,000	21,305
Murphy Oil Corp.	6.00	10/01/32	45,000	44,391
Nabors Industries Ltd.(1)	7.50	01/15/28	30,000	30,159
Nabors Industries, Inc.(1)	7.38	05/15/27	38,000	38,596
Nabors Industries, Inc.(1)	8.88	08/15/31	40,000	38,049
Nabors Industries, Inc.(1)	9.13	01/31/30	50,000	52,583
Noble Finance II LLC(1)	8.00	04/15/30	100,000	103,855
Northern Oil & Gas, Inc.(1)	7.88	10/15/33	55,000	53,617
Northern Oil & Gas, Inc.(1)	8.75	06/15/31	35,000	35,715
Parkland Corp.(1)	4.50	10/01/29	55,000	53,272
Parkland Corp.(1)	4.63	05/01/30	61,000	59,227
Parkland Corp.(1)	5.88	07/15/27	40,000	40,066
Parkland Corp.(1)	6.63	08/15/32	35,000	35,853
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	60,000	59,602
PBF Holding Co. LLC/PBF Finance Corp.(1)	7.88	09/15/30	35,000	35,188
PBF Holding Co. LLC/PBF Finance Corp.(1)	9.88	03/15/30	60,000	63,656
Permian Resources Operating LLC(1)	5.88	07/01/29	47,000	47,077
Permian Resources Operating LLC(1)	6.25	02/01/33	75,000	76,385
Permian Resources Operating LLC(1)	7.00	01/15/32	70,000	72,678
Permian Resources Operating LLC(1)	8.00	04/15/27	40,000	40,576
Permian Resources Operating LLC(1)	9.88	07/15/31	27,000	29,294
Precision Drilling Corp.(1)	6.88	01/15/29	30,000	30,190
Range Resources Corp.(1)	4.75	02/15/30	38,000	37,211
Range Resources Corp.	8.25	01/15/29	40,000	40,832
Saturn Oil & Gas, Inc.(1)	9.63	06/15/29	41,000	41,519
Seadrill Finance Ltd.(1)	8.38	08/01/30	40,000	40,953
SM Energy Co.	6.50	07/15/28	30,000	30,285
SM Energy Co.	6.63	01/15/27	30,000	30,113
SM Energy Co.(1)	6.75	08/01/29	55,000	54,926
SM Energy Co.(1)	7.00	08/01/32	55,000	53,859
Sunoco LP(1)	5.63	03/15/31	70,000	70,089
Sunoco LP(1)	5.88	03/15/34	65,000	65,031
Sunoco LP(1)	6.25	07/01/33	75,000	76,677
Sunoco LP(1)	7.00	05/01/29	55,000	57,375
Sunoco LP(1)	7.25	05/01/32	60,000	63,308

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 46.9% (Continued)
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	$60,000	$58,881
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	60,000	58,167
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	30,000	30,170
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	45,000	45,164
Sunoco LP/Sunoco Finance Corp.(1)	7.00	09/15/28	30,000	31,046
Talos Production, Inc.(1)	9.00	02/01/29	45,000	46,300
Talos Production, Inc.(1)	9.38	02/01/31	45,000	46,069
Teine Energy Ltd.(1)	6.88	04/15/29	30,000	29,952
TGNR Intermediate Holdings LLC(1)	5.50	10/15/29	50,000	48,508
Transocean Aquila Ltd.(1)	8.00	09/30/28	18,077	18,630
Transocean International Ltd.	6.80	03/15/38	45,000	39,492
Transocean International Ltd.	7.50	04/15/31	30,000	28,706
Transocean International Ltd.(1)	7.88	10/15/32	40,000	41,232
Transocean International Ltd.(1)	8.25	05/15/29	65,000	65,435
Transocean International Ltd.(1)	8.50	05/15/31	65,000	64,587
Transocean International Ltd.(1)	8.75	02/15/30	60,000	63,006
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	32,381	33,298
Valaris Ltd.(1)	8.38	04/30/30	80,000	83,621
Vermilion Energy, Inc.(1)	6.88	05/01/30	26,000	24,772
Vermilion Energy, Inc.(1)	7.25	02/15/33	30,000	27,733
Vital Energy, Inc.(1)	7.75	07/31/29	24,000	23,617
Vital Energy, Inc.(1)	7.88	04/15/32	75,000	71,048
Vital Energy, Inc.	9.75	10/15/30	20,000	20,607
W&T Offshore, Inc.(1)	10.75	02/01/29	25,000	23,572
Wildfire Intermediate Holdings LLC(1)	7.50	10/15/29	45,000	45,021
				5,507,584
OIL & GAS SERVICES – 7.8%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	55,000	55,271
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.63	09/01/32	50,000	51,434
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.88	04/01/27	25,000	25,097
Bristow Group, Inc.(1)	6.88	03/01/28	30,000	30,091
Enerflex Ltd.(1)	9.00	10/15/27	39,000	39,937
Helix Energy Solutions Group, Inc.(1)	9.75	03/01/29	20,000	21,155
Kodiak Gas Services LLC(1)	6.50	10/01/33	55,000	56,397
Kodiak Gas Services LLC(1)	6.75	10/01/35	45,000	46,371
Kodiak Gas Services LLC(1)	7.25	02/15/29	55,000	57,149
Nine Energy Service, Inc.	13.00	02/01/28	25,000	11,729
Oceaneering International, Inc.	6.00	02/01/28	25,000	25,252
SESI LLC(1)	7.88	09/30/30	45,000	44,194
TGS ASA(1)	8.50	01/15/30	40,000	41,570
Tidewater, Inc.(1)	9.13	07/15/30	50,000	53,408
USA Compression Partners LP/USA Compression Finance Corp.(1)	6.25	10/01/33	55,000	55,248
USA Compression Partners LP/USA Compression Finance Corp.(1)	7.13	03/15/29	75,000	77,510
Viridien(1)	10.00	10/15/30	30,000	31,458
WBI Operating LLC(1)	6.25	10/15/30	60,000	59,985
WBI Operating LLC(1)	6.50	10/15/33	45,000	45,029
Weatherford International Ltd.(1)	6.75	10/15/33	90,000	92,037
				920,322

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 41.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	$53,000	$53,006
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	50,000	50,114
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	10/15/33	50,000	49,961
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	6.63	02/01/32	45,000	46,627
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.00	07/15/29	40,000	41,529
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.25	07/15/32	35,000	36,841
Buckeye Partners LP	3.95	12/01/26	45,000	44,638
Buckeye Partners LP	4.13	12/01/27	30,000	29,684
Buckeye Partners LP(1)	4.50	03/01/28	40,000	39,711
Buckeye Partners LP	5.60	10/15/44	20,000	18,547
Buckeye Partners LP	5.85	11/15/43	30,000	28,175
Buckeye Partners LP(1)	6.75	02/01/30	35,000	36,558
Buckeye Partners LP(1)	6.88	07/01/29	45,000	46,638
CNX Midstream Partners LP(1)	4.75	04/15/30	30,000	28,745
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	100,000	99,006
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	7.50	12/15/33	40,000	43,435
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	30,000	30,264
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.38	06/30/33	50,000	50,770
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	8.63	03/15/29	75,000	78,326
Energy Transfer LP	6.50	02/15/56	85,000	84,308
Energy Transfer LP	6.75	02/15/56	60,000	60,235
Energy Transfer LP	7.13	10/01/54	30,000	31,033
Energy Transfer LP	8.00	05/15/54	60,000	64,108
Excelerate Energy LP(1)	8.00	05/15/30	60,000	63,393
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	50,000	50,344
Genesis Energy LP/Genesis Energy Finance Corp.	7.88	05/15/32	50,000	51,538
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	05/15/33	45,000	46,523
Genesis Energy LP/Genesis Energy Finance Corp.	8.25	01/15/29	45,000	47,044
Genesis Energy LP/Genesis Energy Finance Corp.	8.88	04/15/30	35,000	36,913
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	25,000	25,322
Global Partners LP/GLP Finance Corp.(1)	7.13	07/01/33	35,000	35,534
Global Partners LP/GLP Finance Corp.(1)	8.25	01/15/32	30,000	31,388
Golar LNG Ltd.(1)	7.50	10/02/30	35,000	34,625
Harvest Midstream I LP(1)	7.50	09/01/28	60,000	60,880
Harvest Midstream I LP(1)	7.50	05/15/32	35,000	36,299
Hess Midstream Operations LP(1)	4.25	02/15/30	55,000	53,614
Hess Midstream Operations LP(1)	5.13	06/15/28	40,000	39,936
Hess Midstream Operations LP(1)	5.50	10/15/30	30,000	30,221
Hess Midstream Operations LP(1)	5.88	03/01/28	60,000	61,274
Hess Midstream Operations LP(1)	6.50	06/01/29	40,000	41,478
Howard Midstream Energy Partners LLC(1)	6.63	01/15/34	55,000	56,722
Howard Midstream Energy Partners LLC(1)	7.38	07/15/32	45,000	47,197
ITT Holdings LLC(1)	6.50	08/01/29	91,000	88,222
Kinetik Holdings LP(1)	5.88	06/15/30	75,000	75,618
Kinetik Holdings LP(1)	6.63	12/15/28	75,000	77,080
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/15/28	30,000	30,877
NFE Financing LLC(1)	12.00	11/15/29	190,000	46,492
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.13	02/15/29	65,000	66,583

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 41.4% (Continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.38	02/15/32	$95,000	$97,222
Northriver Midstream Finance LP(1)	6.75	07/15/32	45,000	45,893
NuStar Logistics LP	5.63	04/28/27	38,000	38,349
NuStar Logistics LP	6.38	10/01/30	45,000	46,903
Prairie Acquiror LP(1)	9.00	08/01/29	30,000	30,904
Rockies Express Pipeline LLC(1)	4.80	05/15/30	25,000	24,538
Rockies Express Pipeline LLC(1)	4.95	07/15/29	35,000	34,812
Rockies Express Pipeline LLC(1)	6.75	03/15/33	40,000	41,916
Rockies Express Pipeline LLC(1)	6.88	04/15/40	40,000	41,277
Rockies Express Pipeline LLC(1)	7.50	07/15/38	15,000	16,320
South Bow Canadian Infrastructure Holdings Ltd.	7.50	03/01/55	45,000	48,179
South Bow Canadian Infrastructure Holdings Ltd.	7.63	03/01/55	35,000	36,470
Summit Midstream Holdings LLC(1)	8.63	10/31/29	60,000	61,088
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	55,000	54,705
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	55,000	54,623
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	36,000	35,532
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.75	03/15/34	50,000	49,656
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.38	02/15/29	55,000	56,657
TransMontaigne Partners LLC(1)	8.50	06/15/30	35,000	36,669
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	90,000	85,319
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	92,000	81,276
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	90,000	83,278
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	75,000	76,569
Venture Global LNG, Inc.(1)	7.00	01/15/30	110,000	111,387
Venture Global LNG, Inc.(1)	8.13	06/01/28	165,000	170,074
Venture Global LNG, Inc.(1)	8.38	06/01/31	165,000	169,540
Venture Global LNG, Inc.(1)	9.50	02/01/29	220,000	236,915
Venture Global LNG, Inc.(1)	9.88	02/01/32	145,000	154,973
Venture Global Plaquemines LNG LLC(1)	6.50	01/15/34	150,000	157,213
Venture Global Plaquemines LNG LLC(1)	6.75	01/15/36	150,000	158,962
Venture Global Plaquemines LNG LLC(1)	7.50	05/01/33	85,000	93,534
Venture Global Plaquemines LNG LLC(1)	7.75	05/01/35	90,000	101,619
				4,859,748
RETAIL – 0.6%
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	45,000	43,670
Vivo Energy Investments BV(1)	5.13	09/24/27	25,000	24,962
				68,632
TOTAL CORPORATE BONDS (Cost - $11,530,432)				11,478,818

SHORT-TERM INVESTMENTS – 3.1%
TIME DEPOSITS – 3.1%
Citibank, New York	3.21	11/03/25	361,952	361,952
TOTAL SHORT-TERM INVESTMENTS (Cost - $361,952)				361,952

TOTAL INVESTMENTS – 100.9% (Cost - $11,892,384)				$11,840,770
OTHER ASSETS LESS LIABILITIES – (0.9)%				(103,326)
NET ASSETS – 100.0%				$11,737,444

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2025, amounts to $10,145,809 and represents 86.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 99.1%
APPAREL – 3.0%
Champ Acquisition Corp.(1)	8.38	12/01/31	$80,000	$85,406
Crocs, Inc.(1)	4.13	08/15/31	57,000	52,405
Crocs, Inc.(1)	4.25	03/15/29	60,000	57,837
Hanesbrands, Inc.(1)	9.00	02/15/31	100,000	105,566
Kontoor Brands, Inc.(1)	4.13	11/15/29	63,000	59,926
Levi Strauss & Co.(1)	3.50	03/01/31	75,000	69,598
Under Armour, Inc.(1)	7.25	07/15/30	65,000	64,322
VF Corp.	2.80	04/23/27	75,000	73,089
VF Corp.	2.95	04/23/30	120,000	105,647
VF Corp.	6.00	10/15/33	40,000	38,611
VF Corp.	6.45	11/01/37	50,000	46,939
William Carter Co.(1)	5.63	03/15/27	80,000	80,112
Wolverine World Wide, Inc.(1)	4.00	08/15/29	90,000	82,513
				921,971
AUTO MANUFACTURERS – 8.6%
Allison Transmission, Inc.(1)	3.75	01/30/31	165,000	152,483
Allison Transmission, Inc.(1)	4.75	10/01/27	65,000	64,830
Allison Transmission, Inc.(1)	5.88	06/01/29	77,000	77,716
Aston Martin Capital Holdings Ltd.(1)	10.00	03/31/29	165,000	146,914
Jaguar Land Rover Automotive PLC(1)	4.50	10/01/27	85,000	83,869
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	67,000	67,023
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	90,000	90,106
Nissan Motor Acceptance Co. LLC(1)	2.45	09/15/28	60,000	55,116
Nissan Motor Acceptance Co. LLC(1)	2.75	03/09/28	100,000	93,925
Nissan Motor Acceptance Co. LLC(1)	5.30	09/13/27	65,000	64,756
Nissan Motor Acceptance Co. LLC(1)	5.55	09/13/29	50,000	49,751
Nissan Motor Acceptance Co. LLC(1)	5.63	09/29/28	115,000	114,996
Nissan Motor Acceptance Co. LLC(1)	6.13	09/30/30	200,000	198,428
Nissan Motor Acceptance Co. LLC(1)	7.05	09/15/28	115,000	119,717
Nissan Motor Co. Ltd.(1)	4.35	09/17/27	400,000	392,206
Nissan Motor Co. Ltd.(1)	4.81	09/17/30	405,000	380,126
Nissan Motor Co. Ltd.(1)	7.50	07/17/30	165,000	172,767
Nissan Motor Co. Ltd.(1)	7.75	07/17/32	115,000	121,533
Nissan Motor Co. Ltd.(1)	8.13	07/17/35	205,000	218,190
				2,664,452
AUTO PARTS & EQUIPMENT – 11.9%
Adient Global Holdings Ltd.(1)	7.00	04/15/28	70,000	71,700
Adient Global Holdings Ltd.(1)	7.50	02/15/33	130,000	134,512
Adient Global Holdings Ltd.(1)	8.25	04/15/31	90,000	94,090
American Axle & Manufacturing, Inc.	5.00	10/01/29	100,000	95,113
American Axle & Manufacturing, Inc.(1)	6.38	10/15/32	140,000	140,523
American Axle & Manufacturing, Inc.	6.50	04/01/27	75,000	75,000
American Axle & Manufacturing, Inc.	6.88	07/01/28	36,000	36,097
American Axle & Manufacturing, Inc.(1)	7.75	10/15/33	205,000	205,500
Aptiv Swiss Holdings Ltd.	6.88	12/15/54	75,000	76,681
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	115,000	117,876

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
AUTO PARTS & EQUIPMENT – 11.9% (Continued)
Clarios Global LP/Clarios US Finance Co.(1)	6.75	02/15/30	$165,000	$171,166
Clarios Global LP/Clarios US Finance Co.(1)	6.75	09/15/32	195,000	199,671
Dana, Inc.	4.25	09/01/30	62,000	61,202
Dana, Inc.	4.50	02/15/32	58,000	56,822
Dana, Inc.	5.38	11/15/27	79,000	78,986
Dana, Inc.	5.63	06/15/28	49,000	48,986
Forvia SE(1)	6.75	09/15/33	75,000	76,145
Forvia SE(1)	8.00	06/15/30	80,000	85,079
Garrett Motion Holdings, Inc./Garrett LX I Sarl(1)	7.75	05/31/32	125,000	131,667
Goodyear Tire & Rubber Co.	4.88	03/15/27	115,000	114,231
Goodyear Tire & Rubber Co.	5.00	07/15/29	140,000	133,378
Goodyear Tire & Rubber Co.	5.25	04/30/31	88,000	81,274
Goodyear Tire & Rubber Co.	5.25	07/15/31	97,000	88,520
Goodyear Tire & Rubber Co.	5.63	04/30/33	74,000	66,774
Goodyear Tire & Rubber Co.	6.63	07/15/30	75,000	74,562
Phinia, Inc.(1)	6.63	10/15/32	75,000	77,224
Phinia, Inc.(1)	6.75	04/15/29	81,000	83,662
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	100,000	59,899
Tenneco, Inc.(1)	8.00	11/17/28	305,000	304,404
ZF North America Capital, Inc.(1)	6.75	04/23/30	130,000	123,866
ZF North America Capital, Inc.(1)	6.88	04/14/28	100,000	100,678
ZF North America Capital, Inc.(1)	6.88	04/23/32	120,000	109,637
ZF North America Capital, Inc.(1)	7.13	04/14/30	90,000	87,689
ZF North America Capital, Inc.(1)	7.50	03/24/31	240,000	230,980
				3,693,594
COMMERCIAL SERVICES – 2.1%
Belron UK Finance PLC(1)	5.75	10/15/29	175,000	177,430
Champions Financing, Inc.(1)	8.75	02/15/29	100,000	97,039
Mavis Tire Express Services Topco Corp.(1)	6.50	05/15/29	111,000	109,901
Upbound Group, Inc.(1)	6.38	02/15/29	70,000	67,923
Wand NewCo 3, Inc.(1)	7.63	01/30/32	205,000	214,455
				666,748
DISTRIBUTION/WHOLESALE – 0.5%
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	75,000	72,990
Velocity Vehicle Group LLC(1)	8.00	06/01/29	80,000	78,740
				151,730
ENTERTAINMENT – 20.3%
Affinity Interactive(1)	6.88	12/15/27	90,000	45,229
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	60,000	51,067
Boyne USA, Inc.(1)	4.75	05/15/29	112,000	109,908
Brightstar Lottery PLC(1)	5.25	01/15/29	125,000	124,765
Brightstar Lottery PLC(1)	6.25	01/15/27	123,000	124,295
Caesars Entertainment, Inc.(1)	4.63	10/15/29	195,000	183,584
Caesars Entertainment, Inc.(1)	6.00	10/15/32	175,000	167,097
Caesars Entertainment, Inc.(1)	6.50	02/15/32	240,000	242,148
Caesars Entertainment, Inc.(1)	7.00	02/15/30	323,000	332,543

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 20.3% (Continued)
Churchill Downs, Inc.(1)	4.75	01/15/28	$115,000	$114,037
Churchill Downs, Inc.(1)	5.50	04/01/27	101,000	101,027
Churchill Downs, Inc.(1)	5.75	04/01/30	187,000	187,781
Churchill Downs, Inc.(1)	6.75	05/01/31	100,000	102,369
Cinemark USA, Inc.(1)	5.25	07/15/28	126,000	125,505
Cinemark USA, Inc.(1)	7.00	08/01/32	75,000	77,811
Empire Resorts, Inc.(1)	7.75	11/01/26	58,000	57,486
Great Canadian Gaming Corp./Raptor LLC(1)	8.75	11/15/29	85,000	83,182
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	80,000	77,552
Light & Wonder International, Inc.(1)	6.25	10/01/33	155,000	154,467
Light & Wonder International, Inc.(1)	7.25	11/15/29	81,000	83,152
Light & Wonder International, Inc.(1)	7.50	09/01/31	90,000	93,485
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	85,000	83,151
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	151,000	150,621
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	197,000	198,824
Merlin Entertainments Group US Holdings, Inc.(1)	7.38	02/15/31	80,000	67,115
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	122,000	118,509
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC(1)	8.25	04/15/30	115,000	119,457
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC(1)	11.88	04/15/31	115,000	120,218
Motion Bondco DAC(1)	6.63	11/15/27	70,000	67,797
Motion FinCo. Sarl(1)	8.38	02/15/32	60,000	50,530
Odeon FinCo. PLC(1)	12.75	11/01/27	60,000	62,043
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.(1)	8.00	08/01/30	65,000	64,171
Penn Entertainment, Inc.(1)	4.13	07/01/29	67,000	62,439
Penn Entertainment, Inc.(1)	5.63	01/15/27	65,000	64,964
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	122,000	73,962
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	112,000	62,300
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	157,000	141,829
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	65,000	55,555
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	8.45	07/27/30	60,000	60,867
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(1)	6.63	02/01/33	100,000	101,139
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.(1)	6.25	10/15/30	95,000	95,834
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	133,000	121,595
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	117,000	114,833
Six Flags Entertainment Corp.(1)	5.50	04/15/27	75,000	74,839
Six Flags Entertainment Corp.(1)	7.25	05/15/31	135,000	135,446
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.25	07/15/29	75,000	72,132
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.38	04/15/27	80,000	79,699
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	6.50	10/01/28	47,000	47,114
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.(1)	6.63	05/01/32	140,000	142,260
Speedway Motorsports LLC/Speedway Funding II, Inc.(1)	4.88	11/01/27	53,000	52,596
Universal Entertainment Corp.(1)	9.88	08/01/29	50,000	49,875
Vail Resorts, Inc.(1)	5.63	07/15/30	85,000	86,258
Vail Resorts, Inc.(1)	6.50	05/15/32	95,000	98,711
Voyager Parent LLC(1)	9.25	07/01/32	300,000	314,732

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 20.3% (Continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	$127,000	$127,051
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	6.25	03/15/33	125,000	127,103
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	160,000	171,941
				6,276,000
FOREST PRODUCTS & PAPER – 0.6%
Magnera Corp.(1)	4.75	11/15/29	80,000	66,699
Magnera Corp.(1)	7.25	11/15/31	125,000	108,049
				174,748
HOME BUILDERS – 0.7%
Forestar Group, Inc.(1)	5.00	03/01/28	45,000	44,998
Forestar Group, Inc.(1)	6.50	03/15/33	85,000	87,153
Thor Industries, Inc.(1)	4.00	10/15/29	80,000	76,225
				208,376
INTERNET – 3.9%
GrubHub Holdings, Inc.(1)	13.00	07/31/30	29,590	25,228
Rakuten Group, Inc.(1),(2)	6.25	-	165,000	159,406
Rakuten Group, Inc.(1),(2)	8.13	-	90,000	94,114
Rakuten Group, Inc.(1)	9.75	04/15/29	325,000	364,831
Rakuten Group, Inc.(1)	11.25	02/15/27	285,000	308,221
Wayfair LLC(1)	7.25	10/31/29	125,000	129,571
Wayfair LLC(1)	7.75	09/15/30	115,000	121,599
				1,202,970
LEISURE TIME – 12.5%
Carnival Corp.(1)	5.13	05/01/29	195,000	197,533
Carnival Corp.(1)	5.75	03/15/30	165,000	170,057
Carnival Corp.(1)	5.75	08/01/32	485,000	498,838
Carnival Corp.(1)	5.88	06/15/31	165,000	170,292
Carnival Corp.(1)	6.00	05/01/29	317,000	321,755
Carnival Corp.(1)	6.13	02/15/33	320,000	330,197
Kingpin Intermediate Holdings LLC(1)	7.25	10/15/32	75,000	70,490
Life Time, Inc.(1)	6.00	11/15/31	80,000	81,174
Lindblad Expeditions LLC(1)	7.00	09/15/30	110,000	112,101
NCL Corp. Ltd.(1)	5.88	01/15/31	200,000	200,030
NCL Corp. Ltd.(1)	6.25	03/01/30	50,000	50,881
NCL Corp. Ltd.(1)	6.25	09/15/33	130,000	131,566
NCL Corp. Ltd.(1)	6.75	02/01/32	290,000	298,174
NCL Corp. Ltd.(1)	7.75	02/15/29	100,000	107,021
NCL Finance Ltd.(1)	6.13	03/15/28	87,000	88,894
Sabre GLBL, Inc.(1)	8.63	06/01/27	52,000	52,314
Sabre GLBL, Inc.(1)	10.75	11/15/29	128,000	122,080
Sabre GLBL, Inc.(1)	11.13	07/15/30	220,000	208,175
Viking Cruises Ltd.(1)	5.88	10/15/33	270,000	274,642
Viking Cruises Ltd.(1)	7.00	02/15/29	80,000	80,502
Viking Cruises Ltd.(1)	9.13	07/15/31	120,000	128,645
Viking Ocean Cruises Ship VII Ltd.(1)	5.63	02/15/29	57,000	56,979
VOC Escrow Ltd.(1)	5.00	02/15/28	110,000	109,949
				3,862,289

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
LODGING – 11.9%
Boyd Gaming Corp.	4.75	12/01/27	$165,000	$164,440
Boyd Gaming Corp.(1)	4.75	06/15/31	148,000	142,617
Full House Resorts, Inc.(1)	8.25	02/15/28	68,000	60,427
Genting New York LLC/GENNY Capital, Inc.(1)	7.25	10/01/29	105,000	108,777
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	242,000	223,142
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	120,000	116,155
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	177,000	168,346
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	165,000	164,865
Hilton Domestic Operating Co., Inc.(1)	5.75	05/01/28	87,000	87,151
Hilton Domestic Operating Co., Inc.(1)	5.75	09/15/33	160,000	163,100
Hilton Domestic Operating Co., Inc.(1)	5.88	04/01/29	90,000	91,929
Hilton Domestic Operating Co., Inc.(1)	5.88	03/15/33	165,000	169,253
Hilton Domestic Operating Co., Inc.(1)	6.13	04/01/32	75,000	77,447
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	4.88	07/01/31	80,000	74,028
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	5.00	06/01/29	140,000	134,529
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	6.63	01/15/32	145,000	147,242
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	85,000	85,115
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	82,000	79,077
Marriott Ownership Resorts, Inc.	4.75	01/15/28	55,000	54,443
Marriott Ownership Resorts, Inc.(1)	6.50	10/01/33	90,000	88,855
MGM Resorts International	4.75	10/15/28	115,000	114,300
MGM Resorts International	5.50	04/15/27	113,000	113,675
MGM Resorts International	6.13	09/15/29	140,000	142,634
MGM Resorts International	6.50	04/15/32	120,000	121,934
Station Casinos LLC(1)	4.50	02/15/28	116,000	114,256
Station Casinos LLC(1)	4.63	12/01/31	80,000	75,210
Station Casinos LLC(1)	6.63	03/15/32	75,000	76,283
Travel + Leisure Co.(1)	4.50	12/01/29	120,000	116,902
Travel + Leisure Co.(1)	4.63	03/01/30	42,000	40,856
Travel + Leisure Co.	6.00	04/01/27	60,000	60,879
Travel + Leisure Co.(1)	6.13	09/01/33	85,000	85,989
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	80,000	78,683
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	143,000	143,354
				3,685,893
OIL & GAS SERVICES – 0.2%
Star Holding LLC(1)	8.75	08/01/31	55,000	53,229

REAL ESTATE – 4.6%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.(1)	7.00	04/15/30	105,200	106,046
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	75,000	69,108
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	84,000	80,928
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	9.75	04/15/30	85,000	92,610
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	96,000	96,832
Cushman & Wakefield US Borrower LLC(1)	8.88	09/01/31	70,000	75,045
Five Point Operating Co. LP(1)	8.00	10/01/30	70,000	71,593
Greystar Real Estate Partners LLC(1)	7.75	09/01/30	60,000	63,495
Howard Hughes Corp.(1)	4.13	02/01/29	102,000	98,109
Howard Hughes Corp.(1)	4.38	02/01/31	110,000	103,797

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE – 4.6% (Continued)
Howard Hughes Corp.(1)	5.38	08/01/28	$117,000	$116,887
Hunt Cos, Inc.(1)	5.25	04/15/29	106,000	103,167
Kennedy-Wilson, Inc.	4.75	03/01/29	99,000	93,800
Kennedy-Wilson, Inc.	4.75	02/01/30	98,000	90,588
Kennedy-Wilson, Inc.	5.00	03/01/31	90,000	83,154
Newmark Group, Inc.	7.50	01/12/29	75,000	80,385
				1,425,544
RETAIL – 18.3%
Academy Ltd.(1)	6.00	11/15/27	58,000	58,336
Advance Auto Parts, Inc.	1.75	10/01/27	50,000	46,852
Advance Auto Parts, Inc.	3.50	03/15/32	60,000	52,025
Advance Auto Parts, Inc.	3.90	04/15/30	75,000	68,831
Advance Auto Parts, Inc.	5.95	03/09/28	50,000	50,746
Advance Auto Parts, Inc.(1)	7.00	08/01/30	160,000	161,570
Advance Auto Parts, Inc.(1)	7.38	08/01/33	160,000	162,152
Asbury Automotive Group, Inc.	4.50	03/01/28	55,000	54,589
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	135,000	131,242
Asbury Automotive Group, Inc.	4.75	03/01/30	75,000	73,371
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	91,000	87,703
Bath & Body Works, Inc.	5.25	02/01/28	62,000	62,472
Bath & Body Works, Inc.(1)	6.63	10/01/30	142,000	146,150
Bath & Body Works, Inc.	6.69	01/15/27	45,000	45,973
Bath & Body Works, Inc.	6.75	07/01/36	95,000	98,506
Bath & Body Works, Inc.	6.88	11/01/35	130,000	136,155
Bath & Body Works, Inc.	6.95	03/01/33	45,000	46,675
Bath & Body Works, Inc.	7.50	06/15/29	80,000	82,366
Cougar JV Subsidiary LLC(1)	8.00	05/15/32	110,000	117,380
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	163,000	156,058
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	197,000	182,764
Gap, Inc.(1)	3.63	10/01/29	117,000	110,216
Gap, Inc.(1)	3.88	10/01/31	122,000	111,720
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.38	01/15/29	80,000	77,080
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.75	01/15/32	85,000	80,751
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	11.50	08/15/29	90,000	92,375
Group 1 Automotive, Inc.(1)	4.00	08/15/28	97,000	94,179
Group 1 Automotive, Inc.(1)	6.38	01/15/30	110,000	112,407
Ken Garff Automotive LLC(1)	4.88	09/15/28	63,000	62,010
Kohl’s Corp.	5.13	05/01/31	82,000	63,952
Kohl’s Corp.	5.55	07/17/45	64,000	41,856
Kohl’s Corp.(1)	10.00	06/01/30	60,000	65,247
LCM Investments Holdings II LLC(1)	4.88	05/01/29	155,000	151,027
LCM Investments Holdings II LLC(1)	8.25	08/01/31	140,000	147,420
Lithia Motors, Inc.(1)	3.88	06/01/29	132,000	126,165
Lithia Motors, Inc.(1)	4.38	01/15/31	95,000	90,650
Lithia Motors, Inc.(1)	4.63	12/15/27	65,000	64,702
Lithia Motors, Inc.(1)	5.50	10/01/30	90,000	90,222
Macy’s Retail Holdings LLC	4.30	02/15/43	40,000	29,028
Macy’s Retail Holdings LLC	4.50	12/15/34	55,000	49,053

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 18.3% (Continued)
Macy’s Retail Holdings LLC	5.13	01/15/42	$38,000	$31,026
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	70,000	70,424
Macy’s Retail Holdings LLC(1)	7.38	08/01/33	85,000	89,676
Michaels Cos, Inc.(1)	5.25	05/01/28	133,000	124,858
Michaels Cos, Inc.(1)	7.88	05/01/29	162,000	142,965
Nordstrom, Inc.	4.00	03/15/27	56,000	55,139
Nordstrom, Inc.	4.25	08/01/31	65,000	59,510
Nordstrom, Inc.	4.38	04/01/30	77,000	73,205
Nordstrom, Inc.	5.00	01/15/44	159,000	120,112
Nordstrom, Inc.	6.95	03/15/28	53,000	55,121
Penske Automotive Group, Inc.	3.75	06/15/29	80,000	76,931
PetSmart LLC/PetSmart Finance Corp.(1)	7.50	09/15/32	315,000	314,984
PetSmart LLC/PetSmart Finance Corp.(1)	10.00	09/15/33	115,000	115,774
QVC, Inc.	5.45	08/15/34	63,000	28,532
QVC, Inc.	5.95	03/15/43	52,000	23,872
QVC, Inc.(1)	6.88	04/15/29	95,000	44,175
Sally Holdings LLC/Sally Capital, Inc.	6.75	03/01/32	95,000	98,975
SGUS LLC(1)	11.00	12/15/29	120,000	104,101
Sonic Automotive, Inc.(1)	4.63	11/15/29	108,000	105,114
Sonic Automotive, Inc.(1)	4.88	11/15/31	80,000	76,181
Victoria’s Secret & Co.(1)	4.63	07/15/29	95,000	91,565
Victra Holdings LLC/Victra Finance Corp.(1)	8.75	09/15/29	75,000	79,670
				5,663,886
TOTAL CORPORATE BONDS (Cost - $30,557,477)				30,651,430

SHORT-TERM INVESTMENTS – 1.1%
TIME DEPOSITS – 1.1%
ANZ National Bank, London	3.21	11/03/25	330,225	330,225
TOTAL SHORT-TERM INVESTMENTS (Cost - $330,225)				330,225

TOTAL INVESTMENTS – 100.2% (Cost - $30,887,702)				$30,981,655
OTHER ASSETS LESS LIABILITIES – (0.2)%				(59,665)
NET ASSETS – 100.0%				$30,921,990

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2025, amounts to $26,105,488 and represents 84.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.6%
AGRICULTURE – 1.4%
Darling Ingredients, Inc.(1)	5.25	04/15/27	$78,000	$77,964
Darling Ingredients, Inc.(1)	6.00	06/15/30	152,000	153,821
Turning Point Brands, Inc.(1)	7.63	03/15/32	50,000	53,066
				284,851
BEVERAGES – 1.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(1)	4.38	04/30/29	112,000	109,062
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(1)	6.25	04/01/29	112,000	112,293
				221,355
CHEMICALS – 0.7%
Cerdia Finanz GmbH(1)	9.38	10/03/31	135,000	141,320

COSMETICS/PERSONAL CARE – 0.9%
Edgewell Personal Care Co.(1)	4.13	04/01/29	73,000	69,412
Edgewell Personal Care Co.(1)	5.50	06/01/28	117,000	117,194
				186,606
ELECTRIC – 36.2%
AES Corp.	6.95	07/15/55	80,000	77,599
AES Corp.	7.60	01/15/55	140,000	143,584
Algonquin Power & Utilities Corp.	4.75	01/18/82	112,000	110,038
Alpha Generation LLC(1)	6.25	01/15/34	105,000	106,293
Alpha Generation LLC(1)	6.75	10/15/32	160,000	164,564
Atlantica Sustainable Infrastructure Ltd.(1)	4.13	06/15/28	62,000	60,072
Calpine Corp.(1)	3.75	03/01/31	126,000	121,033
Calpine Corp.(1)	4.50	02/15/28	196,000	195,645
Calpine Corp.(1)	4.63	02/01/29	105,000	104,421
Calpine Corp.(1)	5.00	02/01/31	135,000	135,327
Calpine Corp.(1)	5.13	03/15/28	205,000	205,106
Clearway Energy Operating LLC(1)	3.75	02/15/31	135,000	125,100
Clearway Energy Operating LLC(1)	3.75	01/15/32	56,000	50,744
Clearway Energy Operating LLC(1)	4.75	03/15/28	135,000	134,329
ContourGlobal Power Holdings SA(1)	6.75	02/28/30	80,000	82,500
DPL LLC	4.35	04/15/29	62,000	61,103
Edison International	7.88	06/15/54	65,000	66,996
Edison International	8.13	06/15/53	80,000	82,679
Electricite de France SA(1),(2)	9.13	-	225,000	260,790
EUSHI Finance, Inc.	6.25	04/01/56	105,000	104,629
EUSHI Finance, Inc.	7.63	12/15/54	85,000	89,496
Hawaiian Electric Co., Inc.(1)	6.00	10/01/33	80,000	80,949
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	61,000	58,345
Lightning Power LLC(1)	7.25	08/15/32	225,000	238,945
NRG Energy, Inc.(1)	3.38	02/15/29	81,000	77,078
NRG Energy, Inc.(1)	3.63	02/15/31	152,000	141,985
NRG Energy, Inc.(1)	3.88	02/15/32	80,000	74,296
NRG Energy, Inc.(1)	5.25	06/15/29	112,000	112,555
NRG Energy, Inc.	5.75	01/15/28	130,000	130,543
NRG Energy, Inc.(1)	5.75	07/15/29	110,000	110,966

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 36.2% (Continued)
NRG Energy, Inc.(1)	5.75	01/15/34	$180,000	$181,388
NRG Energy, Inc.(1)	6.00	02/01/33	145,000	148,021
NRG Energy, Inc.(1)	6.00	01/15/36	360,000	366,429
NRG Energy, Inc.(1)	6.25	11/01/34	150,000	154,548
PacifiCorp	7.38	09/15/55	130,000	136,739
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	101,000	98,540
PG&E Corp.	5.00	07/01/28	142,000	141,099
PG&E Corp.	5.25	07/01/30	162,000	160,417
PG&E Corp.	7.38	03/15/55	225,000	231,729
Talen Energy Supply LLC(1)	6.25	02/01/34	200,000	205,215
Talen Energy Supply LLC(1)	6.50	02/01/36	200,000	207,266
Talen Energy Supply LLC(1)	8.63	06/01/30	190,000	201,752
TransAlta Corp.	6.50	03/15/40	45,000	45,671
TransAlta Corp.	7.75	11/15/29	62,000	64,601
Vistra Operations Co. LLC(1)	4.38	05/01/29	176,000	172,920
Vistra Operations Co. LLC(1)	5.00	07/31/27	207,000	207,241
Vistra Operations Co. LLC(1)	5.63	02/15/27	187,000	187,178
Vistra Operations Co. LLC(1)	6.88	04/15/32	165,000	173,432
Vistra Operations Co. LLC(1)	7.75	10/15/31	215,000	228,318
XPLR Infrastructure Operating Partners LP(1)	4.50	09/15/27	79,000	77,436
XPLR Infrastructure Operating Partners LP(1)	7.25	01/15/29	120,000	123,515
XPLR Infrastructure Operating Partners LP(1)	8.38	01/15/31	115,000	120,399
XPLR Infrastructure Operating Partners LP(1)	8.63	03/15/33	150,000	157,495
				7,299,059
ELECTRICAL COMPONENTS & EQUIPMENT – 1.3%
Energizer Holdings, Inc.(1)	4.38	03/31/29	118,000	113,402
Energizer Holdings, Inc.(1)	4.75	06/15/28	90,000	88,641
Energizer Holdings, Inc.(1)	6.00	09/15/33	60,000	58,038
				260,081
ENERGY-ALTERNATE SOURCES – 1.0%
TerraForm Power Operating LLC(1)	4.75	01/15/30	97,000	93,113
TerraForm Power Operating LLC(1)	5.00	01/31/28	112,000	111,657
				204,770
FOOD – 25.6%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	198,000	188,924
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	198,000	197,796
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	157,000	155,247
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.50	03/31/31	90,000	90,824
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.75	03/31/34	120,000	120,679
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	117,000	117,270
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.25	03/15/33	105,000	108,081
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	120,000	122,327
Aragvi Finance International DAC(1)	11.13	11/20/29	100,000	99,856
B&G Foods, Inc.	5.25	09/15/27	84,000	80,869
B&G Foods, Inc.(1)	8.00	09/15/28	115,000	108,262
C&S Group Enterprises LLC(1)	5.00	12/15/28	62,000	56,619
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	67,000	66,759

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
FOOD – 25.6% (Continued)
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.63	07/01/29	$75,000	$78,094
Fiesta Purchaser, Inc.(1)	7.88	03/01/31	75,000	79,460
Fiesta Purchaser, Inc.(1)	9.63	09/15/32	70,000	75,500
Froneri Lux FinCo. Sarl(1)	6.00	08/01/32	90,000	90,900
Ingles Markets, Inc.(1)	4.00	06/15/31	56,000	52,537
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(1)	9.00	02/15/29	150,000	157,239
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	155,000	150,251
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	95,000	90,635
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	77,000	77,222
Performance Food Group, Inc.(1)	4.25	08/01/29	152,000	148,415
Performance Food Group, Inc.(1)	5.50	10/15/27	162,000	162,189
Performance Food Group, Inc.(1)	6.13	09/15/32	150,000	154,192
Pilgrim’s Pride Corp.	3.50	03/01/32	140,000	128,427
Pilgrim’s Pride Corp.	4.25	04/15/31	115,000	111,398
Pilgrim’s Pride Corp.	6.25	07/01/33	135,000	144,117
Pilgrim’s Pride Corp.	6.88	05/15/34	80,000	88,676
Post Holdings, Inc.(1)	4.50	09/15/31	156,000	146,614
Post Holdings, Inc.(1)	4.63	04/15/30	208,000	201,914
Post Holdings, Inc.(1)	5.50	12/15/29	185,000	185,319
Post Holdings, Inc.(1)	6.25	02/15/32	155,000	159,517
Post Holdings, Inc.(1)	6.25	10/15/34	90,000	91,279
Post Holdings, Inc.(1)	6.38	03/01/33	175,000	177,676
Safeway, Inc.	7.25	02/01/31	40,000	43,431
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	130,000	124,719
TreeHouse Foods, Inc.	4.00	09/01/28	78,000	76,340
United Natural Foods, Inc.(1)	6.75	10/15/28	78,000	78,104
US Foods, Inc.(1)	4.63	06/01/30	78,000	76,631
US Foods, Inc.(1)	4.75	02/15/29	135,000	133,647
US Foods, Inc.(1)	5.75	04/15/33	70,000	71,097
US Foods, Inc.(1)	6.88	09/15/28	75,000	77,443
US Foods, Inc.(1)	7.25	01/15/32	80,000	84,033
Viking Baked Goods Acquisition Corp.(1)	8.63	11/01/31	135,000	135,792
				5,166,321
GAS – 1.2%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	83,000	83,358
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.38	06/01/28	70,000	72,652
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.50	06/01/30	85,000	89,500
				245,510
HOME FURNISHINGS – 4.1%
Somnigroup International, Inc.(1)	3.88	10/15/31	125,000	115,671
Somnigroup International, Inc.(1)	4.00	04/15/29	117,000	112,811
Whirlpool Corp.	2.40	05/15/31	50,000	41,614
Whirlpool Corp.	4.50	06/01/46	67,000	50,831
Whirlpool Corp.	4.60	05/15/50	85,000	63,402
Whirlpool Corp.	4.70	05/14/32	50,000	45,837
Whirlpool Corp.	4.75	02/26/29	110,000	108,511
Whirlpool Corp.	5.15	03/01/43	35,000	29,380

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
HOME FURNISHINGS – 4.1% (Continued)
Whirlpool Corp.	5.50	03/01/33	$50,000	$47,034
Whirlpool Corp.	5.75	03/01/34	50,000	47,843
Whirlpool Corp.	6.13	06/15/30	85,000	84,218
Whirlpool Corp.	6.50	06/15/33	80,000	78,112
				825,264
HOUSEHOLD PRODUCTS/WARES – 1.6%
ACCO Brands Corp.(1)	4.25	03/15/29	90,000	79,185
Central Garden & Pet Co.	4.13	10/15/30	68,000	64,833
Central Garden & Pet Co.(1)	4.13	04/30/31	62,000	58,133
Central Garden & Pet Co.	5.13	02/01/28	50,000	50,003
Kronos Acquisition Holdings, Inc.(1)	8.25	06/30/31	90,000	67,210
				319,364
HOUSEWARES – 4.8%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(1)	9.50	10/15/29	115,000	80,636
Newell Brands, Inc.	6.38	09/15/27	79,000	79,037
Newell Brands, Inc.	6.38	05/15/30	115,000	109,537
Newell Brands, Inc.	6.63	09/15/29	83,000	81,326
Newell Brands, Inc.	6.63	05/15/32	75,000	70,687
Newell Brands, Inc.	7.38	04/01/36	72,000	68,010
Newell Brands, Inc.	7.50	04/01/46	90,000	74,475
Newell Brands, Inc.(1)	8.50	06/01/28	180,000	185,115
Scotts Miracle-Gro Co.	4.00	04/01/31	65,000	60,295
Scotts Miracle-Gro Co.	4.38	02/01/32	65,000	60,307
Scotts Miracle-Gro Co.	4.50	10/15/29	65,000	63,397
Scotts Miracle-Gro Co.	5.25	12/15/26	40,000	40,072
				972,894
LEISURE TIME – 1.2%
Acushnet Co.(1)	7.38	10/15/28	55,000	57,114
Amer Sports Co.(1)	6.75	02/16/31	120,000	125,088
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	79,000	62,106
				244,308
OIL & GAS – 0.5%
Long Ridge Energy LLC(1)	8.75	02/15/32	95,000	98,304

PHARMACEUTICALS – 1.7%
BellRing Brands, Inc.(1)	7.00	03/15/30	125,000	129,024
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	95,000	83,848
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	12.25	04/15/29	120,000	130,344
				343,216
RETAIL – 15.3%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	123,000	118,659
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	232,000	228,056
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	433,000	410,016
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	97,000	95,863
1011778 BC ULC/New Red Finance, Inc.(1)	5.63	09/15/29	85,000	86,617
1011778 BC ULC/New Red Finance, Inc.(1)	6.13	06/15/29	190,000	195,480
Arko Corp.(1)	5.13	11/15/29	72,000	60,210

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 15.3% (Continued)
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.(1)	9.50	07/01/32	$80,000	$80,614
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(1)	5.13	04/15/29	50,000	44,274
Brinker International, Inc.(1)	8.25	07/15/30	55,000	58,296
EG Global Finance PLC(1)	12.00	11/30/28	165,000	180,900
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	134,000	127,471
Ferrellgas LP/Ferrellgas Finance Corp.(1)	9.25	01/15/31	90,000	90,892
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	71,000	39,552
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	118,000	117,883
Murphy Oil USA, Inc.(1)	3.75	02/15/31	67,000	62,436
Murphy Oil USA, Inc.	4.75	09/15/29	80,000	79,142
Murphy Oil USA, Inc.	5.63	05/01/27	50,000	50,048
Papa John’s International, Inc.(1)	3.88	09/15/29	62,000	60,553
Raising Cane’s Restaurants LLC(1)	9.38	05/01/29	80,000	83,750
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	97,000	92,057
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	55,000	55,020
Yum! Brands, Inc.	3.63	03/15/31	163,000	153,231
Yum! Brands, Inc.	4.63	01/31/32	158,000	154,484
Yum! Brands, Inc.(1)	4.75	01/15/30	129,000	128,837
Yum! Brands, Inc.	5.35	11/01/43	40,000	39,337
Yum! Brands, Inc.	5.38	04/01/32	145,000	146,766
Yum! Brands, Inc.	6.88	11/15/37	50,000	55,990
				3,096,434
TOTAL CORPORATE BONDS (Cost - $19,801,301)				19,909,657

SHORT-TERM INVESTMENTS – 0.8%
TIME DEPOSITS – 0.8%
Citibank, New York	3.21	11/03/25	153,537	153,537
TOTAL SHORT-TERM INVESTMENTS (Cost - $153,537)				153,537

TOTAL INVESTMENTS – 99.4% (Cost - $19,954,838)				$20,063,194
OTHER ASSETS LESS LIABILITIES – 0.6%				115,680
NET ASSETS – 100.0%				$20,178,874

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2025, amounts to $15,353,339 and represents 76.1% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF

Portfolio of Investments

October 31, 2025

	Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
UNITED STATES(a) – 99.9%
BondBloxx BB Rated USD High Yield Corporate Bond ETF	22,656	$938,865
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	31,821	1,230,836
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	106,389	3,987,311
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	14,196	545,623
BondBloxx USD High Yield Bond Energy Sector ETF	91,551	3,546,723
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	107,749	4,102,586
BondBloxx USD High Yield Bond Healthcare Sector ETF	80,911	2,912,011
BondBloxx USD High Yield Bond Industrial Sector ETF	192,158	7,366,492
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	184,048	6,453,367
TOTAL EXCHANGE-TRADED FUNDS (Cost - $30,177,263)		31,083,814

	Rate (%)	Maturity	Face Amount
SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
JP Morgan Chase, New York	3.21	11/03/25	$27,912	27,912
TOTAL SHORT-TERM INVESTMENTS (Cost - $27,912)				27,912

TOTAL INVESTMENTS – 100.0% (Cost - $30,205,175)				$31,111,726
OTHER ASSETS LESS LIABILITIES – (0.0)%				(2,339)
NET ASSETS – 100.0%				$31,109,387

(a)	Represents investments in Affiliated Funds.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.5%
ADVERTISING – 0.4%
Lamar Media Corp.	3.63	01/15/31	$320,000	$299,701
Lamar Media Corp.	3.75	02/15/28	320,000	311,422
Lamar Media Corp.	4.00	02/15/30	260,000	249,715
Lamar Media Corp.	4.88	01/15/29	215,000	213,279
Lamar Media Corp.(1)	5.38	11/01/33	215,000	213,121
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	7.38	02/15/31	251,000	265,359
				1,552,597
AEROSPACE/DEFENSE – 1.9%
AAR Escrow Issuer LLC(1)	6.75	03/15/29	380,000	392,618
ATI, Inc.	4.88	10/01/29	160,000	159,640
ATI, Inc.	5.13	10/01/31	165,000	163,709
ATI, Inc.	5.88	12/01/27	185,000	185,336
ATI, Inc.	7.25	08/15/30	250,000	263,127
Moog, Inc.(1)	4.25	12/15/27	270,000	267,839
Spirit AeroSystems, Inc.(1)	9.38	11/30/29	475,000	499,426
TransDigm, Inc.(1)	6.00	01/15/33	795,000	808,438
TransDigm, Inc.(1)	6.25	01/31/34	270,000	279,242
TransDigm, Inc.(1)	6.38	03/01/29	1,475,000	1,516,942
TransDigm, Inc.(1)	6.63	03/01/32	1,180,000	1,221,688
TransDigm, Inc.(1)	6.75	08/15/28	1,105,000	1,128,180
TransDigm, Inc.(1)	6.88	12/15/30	765,000	794,929
TransDigm, Inc.(1)	7.13	12/01/31	539,000	562,994
				8,244,108
AGRICULTURE – 0.2%
Darling Ingredients, Inc.(1)	5.25	04/15/27	270,000	269,875
Darling Ingredients, Inc.(1)	6.00	06/15/30	540,000	546,470
Turning Point Brands, Inc.(1)	7.63	03/15/32	160,000	169,810
				986,155
AIRLINES – 0.7%
Allegiant Travel Co.(1)	7.25	08/15/27	215,000	217,553
American Airlines, Inc.(1)	7.25	02/15/28	414,000	423,863
American Airlines, Inc.(1)	8.50	05/15/29	555,000	579,368
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	1,540,000	1,554,741
				2,775,525
APPAREL – 0.4%
Kontoor Brands, Inc.(1)	4.13	11/15/29	215,000	204,511
Levi Strauss & Co.(1)	3.50	03/01/31	235,000	218,073
VF Corp.	2.80	04/23/27	270,000	263,121
VF Corp.	2.95	04/23/30	385,000	338,952
VF Corp.	6.00	10/15/33	134,000	129,347
VF Corp.	6.45	11/01/37	165,000	154,898
William Carter Co.(1)	5.63	03/15/27	236,000	236,329
				1,545,231

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 1.9%
Allison Transmission, Inc.(1)	3.75	01/30/31	$540,000	$499,034
Allison Transmission, Inc.(1)	4.75	10/01/27	195,000	194,491
Allison Transmission, Inc.(1)	5.88	06/01/29	285,000	287,649
Jaguar Land Rover Automotive PLC(1)	4.50	10/01/27	325,000	320,676
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	190,000	190,065
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	260,000	260,307
Nissan Motor Acceptance Co. LLC(1)	2.45	09/15/28	265,000	243,429
Nissan Motor Acceptance Co. LLC(1)	2.75	03/09/28	390,000	366,305
Nissan Motor Acceptance Co. LLC(1)	5.30	09/13/27	190,000	189,287
Nissan Motor Acceptance Co. LLC(1)	5.55	09/13/29	140,000	139,302
Nissan Motor Acceptance Co. LLC(1)	5.63	09/29/28	350,000	349,988
Nissan Motor Acceptance Co. LLC(1)	6.13	09/30/30	575,000	570,480
Nissan Motor Acceptance Co. LLC(1)	7.05	09/15/28	440,000	458,049
Nissan Motor Co. Ltd.(1)	4.35	09/17/27	1,210,000	1,186,424
Nissan Motor Co. Ltd.(1)	4.81	09/17/30	1,430,000	1,342,173
Nissan Motor Co. Ltd.(1)	7.50	07/17/30	470,000	492,125
Nissan Motor Co. Ltd.(1)	7.75	07/17/32	430,000	454,427
Nissan Motor Co. Ltd.(1)	8.13	07/17/35	695,000	739,718
				8,283,929
AUTO PARTS & EQUIPMENT – 1.5%
Adient Global Holdings Ltd.(1)	7.00	04/15/28	270,000	276,556
American Axle & Manufacturing, Inc.(1)	6.38	10/15/32	465,000	466,736
Aptiv Swiss Holdings Ltd.	6.88	12/15/54	285,000	291,389
Dana, Inc.	4.25	09/01/30	250,000	246,784
Dana, Inc.	4.50	02/15/32	195,000	191,041
Dana, Inc.	5.38	11/15/27	185,000	184,967
Dana, Inc.	5.63	06/15/28	215,000	214,937
Forvia SE(1)	6.75	09/15/33	285,000	289,352
Forvia SE(1)	8.00	06/15/30	255,000	271,189
Garrett Motion Holdings, Inc./Garrett LX I Sarl(1)	7.75	05/31/32	420,000	442,401
Phinia, Inc.(1)	6.63	10/15/32	215,000	221,375
Phinia, Inc.(1)	6.75	04/15/29	315,000	325,352
Qnity Electronics, Inc.(1)	5.75	08/15/32	515,000	524,725
Qnity Electronics, Inc.(1)	6.25	08/15/33	405,000	416,425
ZF North America Capital, Inc.(1)	6.75	04/23/30	375,000	357,307
ZF North America Capital, Inc.(1)	6.88	04/14/28	300,000	302,034
ZF North America Capital, Inc.(1)	6.88	04/23/32	350,000	319,774
ZF North America Capital, Inc.(1)	7.13	04/14/30	390,000	379,984
ZF North America Capital, Inc.(1)	7.50	03/24/31	810,000	779,556
				6,501,884
BANKS – 0.3%
Dresdner Funding Trust I(1)	8.15	06/30/31	540,000	601,265
Popular, Inc.	7.25	03/13/28	225,000	236,009
Standard Chartered PLC(1),(2)	7.01	-	400,000	421,862
Walker & Dunlop, Inc.(1)	6.63	04/01/33	215,000	220,211
				1,479,347

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
BEVERAGES – 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(1)	4.38	04/30/29	$410,000	$399,245

BUILDING MATERIALS – 2.8%
Boise Cascade Co.(1)	4.88	07/01/30	215,000	212,314
Builders FirstSource, Inc.(1)	4.25	02/01/32	730,000	691,215
Builders FirstSource, Inc.(1)	5.00	03/01/30	315,000	312,098
Builders FirstSource, Inc.(1)	6.38	06/15/32	370,000	383,767
Builders FirstSource, Inc.(1)	6.38	03/01/34	540,000	559,911
Builders FirstSource, Inc.(1)	6.75	05/15/35	365,000	383,689
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.63	12/15/30	1,440,000	1,482,165
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.75	07/15/31	295,000	307,004
James Hardie International Finance DAC(1)	5.00	01/15/28	220,000	219,070
Knife River Corp.(1)	7.75	05/01/31	230,000	241,125
Masterbrand, Inc.(1)	7.00	07/15/32	330,000	342,866
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(1)	6.75	04/01/32	330,000	338,935
Quikrete Holdings, Inc.(1)	6.38	03/01/32	2,110,000	2,190,121
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	590,000	588,504
Smyrna Ready Mix Concrete LLC(1)	8.88	11/15/31	565,000	595,388
Standard Building Solutions, Inc.(1)	6.25	08/01/33	605,000	617,486
Standard Building Solutions, Inc.(1)	6.50	08/15/32	614,000	631,813
Standard Industries, Inc./NY(1)	3.38	01/15/31	605,000	551,396
Standard Industries, Inc./NY(1)	4.38	07/15/30	790,000	762,525
Standard Industries, Inc./NY(1)	4.75	01/15/28	469,000	467,792
				11,879,184
CHEMICALS – 3.3%
Ashland, Inc.(1)	3.38	09/01/31	245,000	218,553
Ashland, Inc.	6.88	05/15/43	142,000	148,181
Avient Corp.(1)	6.25	11/01/31	354,000	361,723
Avient Corp.(1)	7.13	08/01/30	370,000	381,112
Axalta Coating Systems Dutch Holding B BV(1)	7.25	02/15/31	245,000	257,179
Axalta Coating Systems LLC(1)	3.38	02/15/29	380,000	361,823
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	270,000	269,529
Celanese US Holdings LLC	6.50	04/15/30	379,000	376,072
Celanese US Holdings LLC	6.67	07/15/27	811,000	833,032
Celanese US Holdings LLC	6.75	04/15/33	575,000	566,777
Celanese US Holdings LLC	6.83	07/15/29	400,000	408,862
Celanese US Holdings LLC	6.85	11/15/28	530,000	549,326
Celanese US Holdings LLC	6.88	07/15/32	540,000	543,020
Celanese US Holdings LLC	7.05	11/15/30	530,000	539,750
Celanese US Holdings LLC	7.20	11/15/33	540,000	554,164
Element Solutions, Inc.(1)	3.88	09/01/28	425,000	411,653
FMC Corp.	8.45	11/01/55	395,000	383,721
HB Fuller Co.	4.00	02/15/27	145,000	143,291
HB Fuller Co.	4.25	10/15/28	180,000	175,217
Huntsman International LLC	2.95	06/15/31	215,000	174,519
Huntsman International LLC	4.50	05/01/29	385,000	356,051
Huntsman International LLC	5.70	10/15/34	184,000	160,637
INEOS Finance PLC(1)	6.75	05/15/28	195,000	184,073

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 3.3% (Continued)
INEOS Finance PLC(1)	7.50	04/15/29	$420,000	$391,463
Ingevity Corp.(1)	3.88	11/01/28	280,000	270,017
Methanex Corp.	5.13	10/15/27	380,000	381,155
Methanex Corp.	5.25	12/15/29	355,000	354,235
Methanex Corp.	5.65	12/01/44	150,000	130,886
Methanex US Operations, Inc.(1)	6.25	03/15/32	325,000	330,852
Minerals Technologies, Inc.(1)	5.00	07/01/28	215,000	212,631
NOVA Chemicals Corp.(1)	4.25	05/15/29	310,000	301,956
NOVA Chemicals Corp.(1)	5.25	06/01/27	545,000	546,594
NOVA Chemicals Corp.(1)	7.00	12/01/31	200,000	212,316
NOVA Chemicals Corp.(1)	8.50	11/15/28	225,000	236,158
NOVA Chemicals Corp.(1)	9.00	02/15/30	355,000	380,072
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	185,000	164,955
Olin Corp.	5.00	02/01/30	280,000	272,521
Olin Corp.	5.63	08/01/29	335,000	336,184
Olin Corp.(1)	6.63	04/01/33	325,000	322,246
SNF Group SACA(1)	3.13	03/15/27	195,000	190,482
SNF Group SACA(1)	3.38	03/15/30	195,000	180,518
Solstice Advanced Materials, Inc.(1)	5.63	09/30/33	540,000	540,815
				14,114,321
COAL – 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(1)	8.63	06/15/29	215,000	227,689
SunCoke Energy, Inc.(1)	4.88	06/30/29	235,000	219,599
				447,288
COMMERCIAL SERVICES – 5.0%
ADT Security Corp.(1)	4.13	08/01/29	590,000	572,036
ADT Security Corp.(1)	4.88	07/15/32	385,000	373,390
ADT Security Corp.(1)	5.88	10/15/33	500,000	508,473
Adtalem Global Education, Inc.(1)	5.50	03/01/28	220,000	220,405
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	7.00	05/21/30	735,000	760,418
AMN Healthcare, Inc.(1)	4.00	04/15/29	185,000	175,464
AMN Healthcare, Inc.(1)	6.50	01/15/31	210,000	210,636
APi Group DE, Inc.(1)	4.13	07/15/29	195,000	188,374
APi Group DE, Inc.(1)	4.75	10/15/29	147,000	144,155
Belron UK Finance PLC(1)	5.75	10/15/29	605,000	613,399
Block, Inc.	3.50	06/01/31	485,000	451,961
Block, Inc.(1)	5.63	08/15/30	645,000	655,148
Block, Inc.(1)	6.00	08/15/33	575,000	588,346
Block, Inc.	6.50	05/15/32	1,075,000	1,116,112
Boost Newco Borrower LLC(1)	7.50	01/15/31	1,145,000	1,217,284
Brink’s Co.(1)	4.63	10/15/27	310,000	308,886
Brink’s Co.(1)	6.50	06/15/29	225,000	232,661
Brink’s Co.(1)	6.75	06/15/32	200,000	207,868
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	485,000	467,397
CoreCivic, Inc.	8.25	04/15/29	268,000	282,993
Dcli Bidco LLC(1)	7.75	11/15/29	265,000	269,583
Deluxe Corp.(1)	8.13	09/15/29	235,000	246,484
GEO Group, Inc.	8.63	04/15/29	355,000	375,053

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 5.0% (Continued)
Grand Canyon University	5.13	10/01/28	$195,000	$193,624
Herc Holdings, Inc.(1)	5.50	07/15/27	665,000	665,289
Herc Holdings, Inc.(1)	6.63	06/15/29	395,000	408,265
Herc Holdings, Inc.(1)	7.00	06/15/30	920,000	963,552
Herc Holdings, Inc.(1)	7.25	06/15/33	550,000	580,287
Korn Ferry(1)	4.63	12/15/27	220,000	218,421
OT Midco, Inc.(1)	10.00	02/15/30	340,000	199,759
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	505,000	492,329
Service Corp. International/US	3.38	08/15/30	413,000	384,137
Service Corp. International/US	4.00	05/15/31	445,000	421,872
Service Corp. International/US	4.63	12/15/27	310,000	309,353
Service Corp. International/US	5.13	06/01/29	400,000	401,193
Service Corp. International/US	5.75	10/15/32	434,000	440,859
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	6.75	08/15/32	890,000	919,996
TriNet Group, Inc.(1)	3.50	03/01/29	310,000	291,344
TriNet Group, Inc.(1)	7.13	08/15/31	183,000	190,025
United Rentals North America, Inc.	3.75	01/15/32	430,000	400,344
United Rentals North America, Inc.	3.88	11/15/27	510,000	503,654
United Rentals North America, Inc.	3.88	02/15/31	640,000	608,035
United Rentals North America, Inc.	4.00	07/15/30	350,000	336,442
United Rentals North America, Inc.	4.88	01/15/28	785,000	784,962
United Rentals North America, Inc.	5.25	01/15/30	400,000	403,106
United Rentals North America, Inc.	5.50	05/15/27	290,000	290,454
United Rentals North America, Inc.(1)	6.13	03/15/34	525,000	548,487
WEX, Inc.(1)	6.50	03/15/33	260,000	266,151
				21,408,466
COMPUTERS – 1.1%
ASGN, Inc.(1)	4.63	05/15/28	300,000	294,853
CACI International, Inc.(1)	6.38	06/15/33	540,000	562,124
Crane NXT Co.	4.20	03/15/48	165,000	117,250
Crowdstrike Holdings, Inc.	3.00	02/15/29	350,000	333,837
Insight Enterprises, Inc.(1)	6.63	05/15/32	275,000	281,771
KBR, Inc.(1)	4.75	09/30/28	140,000	137,744
NCR Atleos Corp.(1)	9.50	04/01/29	725,000	783,461
Science Applications International Corp.(1)	4.88	04/01/28	180,000	178,736
Science Applications International Corp.(1)	5.88	11/01/33	285,000	284,441
Seagate Data Storage Technology Pte Ltd.(1)	4.09	06/01/29	200,000	194,761
Seagate Data Storage Technology Pte Ltd.(1)	5.75	12/01/34	175,000	179,316
Seagate Data Storage Technology Pte Ltd.(1)	5.88	07/15/30	225,000	231,086
Seagate Data Storage Technology Pte Ltd.(1)	8.25	12/15/29	240,000	255,208
Seagate Data Storage Technology Pte Ltd.(1)	8.50	07/15/31	275,000	292,960
Seagate Data Storage Technology Pte Ltd.(1)	9.63	12/01/32	410,850	468,806
				4,596,354
COSMETICS/PERSONAL CARE – 0.5%
Edgewell Personal Care Co.(1)	4.13	04/01/29	275,000	261,485
Edgewell Personal Care Co.(1)	5.50	06/01/28	380,000	380,630
Perrigo Finance Unlimited Co.	4.90	06/15/30	470,000	460,138

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
COSMETICS/PERSONAL CARE – 0.5% (Continued)
Perrigo Finance Unlimited Co.	4.90	12/15/44	$140,000	$115,813
Perrigo Finance Unlimited Co.	6.13	09/30/32	335,000	338,164
Prestige Brands, Inc.(1)	3.75	04/01/31	325,000	301,812
Prestige Brands, Inc.(1)	5.13	01/15/28	210,000	209,994
				2,068,036
DISTRIBUTION/WHOLESALE – 0.4%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	219,000	209,132
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	380,000	374,901
RB Global Holdings, Inc.(1)	6.75	03/15/28	295,000	301,580
RB Global Holdings, Inc.(1)	7.75	03/15/31	430,000	449,298
Resideo Funding, Inc.(1)	4.00	09/01/29	130,000	124,085
Resideo Funding, Inc.(1)	6.50	07/15/32	350,000	358,693
				1,817,689
DIVERSIFIED FINANCIAL SERVICES – 7.5%
Ally Financial, Inc.	6.65	01/17/40	269,000	269,755
Ally Financial, Inc.	6.70	02/14/33	270,000	281,634
Azorra Finance Ltd.(1)	7.25	01/15/31	330,000	345,993
Azorra Finance Ltd.(1)	7.75	04/15/30	260,000	274,314
Bread Financial Holdings, Inc.(1)	9.75	03/15/29	395,000	421,889
Burford Capital Global Finance LLC(1)	6.25	04/15/28	185,000	183,865
Burford Capital Global Finance LLC(1)	6.88	04/15/30	215,000	214,090
Burford Capital Global Finance LLC(1)	7.50	07/15/33	235,000	232,305
Burford Capital Global Finance LLC(1)	9.25	07/01/31	385,000	398,952
Coinbase Global, Inc.(1)	3.38	10/01/28	470,000	447,395
Coinbase Global, Inc.(1)	3.63	10/01/31	410,000	366,791
Credit Acceptance Corp.(1)	6.63	03/15/30	243,000	243,339
Credit Acceptance Corp.(1)	9.25	12/15/28	330,000	346,487
Encore Capital Group, Inc.(1)	6.63	04/15/31	250,000	248,254
Encore Capital Group, Inc.(1)	8.50	05/15/30	275,000	289,820
Encore Capital Group, Inc.(1)	9.25	04/01/29	285,000	299,554
EZCORP, Inc.(1)	7.38	04/01/32	165,000	174,693
GGAM Finance Ltd.(1)	5.88	03/15/30	195,000	197,681
GGAM Finance Ltd.(1)	6.88	04/15/29	220,000	228,786
GGAM Finance Ltd.(1)	8.00	02/15/27	380,000	388,762
GGAM Finance Ltd.(1)	8.00	06/15/28	330,000	350,730
Global Aircraft Leasing Co. Ltd.(1)	8.75	09/01/27	585,000	603,012
goeasy Ltd.(1)	6.88	05/15/30	195,000	191,815
goeasy Ltd.(1)	6.88	02/15/31	230,000	224,928
goeasy Ltd.(1)	7.38	10/01/30	165,000	165,252
goeasy Ltd.(1)	7.63	07/01/29	325,000	327,608
goeasy Ltd.(1)	9.25	12/01/28	365,000	378,645
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	290,000	282,029
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	885,000	901,316
Jane Street Group/JSG Finance, Inc.(1)	6.75	05/01/33	1,040,000	1,085,697
Jane Street Group/JSG Finance, Inc.(1)	7.13	04/30/31	760,000	798,116
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	515,000	487,997
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	6.63	10/15/31	290,000	285,974

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 7.5% (Continued)
Jefferson Capital Holdings LLC(1)	8.25	05/15/30	$270,000	$280,158
Jefferson Capital Holdings LLC(1)	9.50	02/15/29	225,000	237,240
Midcap Financial Issuer Trust(1)	5.63	01/15/30	190,000	178,755
Midcap Financial Issuer Trust(1)	6.50	05/01/28	545,000	535,691
Navient Corp.	4.88	03/15/28	275,000	269,148
Navient Corp.	5.00	03/15/27	330,000	328,282
Navient Corp.	5.50	03/15/29	400,000	393,775
Navient Corp.	5.63	08/01/33	320,000	290,001
Navient Corp.	7.88	06/15/32	270,000	279,282
Navient Corp.	9.38	07/25/30	275,000	302,379
Navient Corp.	11.50	03/15/31	285,000	319,941
OneMain Finance Corp.	3.50	01/15/27	410,000	403,638
OneMain Finance Corp.	3.88	09/15/28	325,000	313,844
OneMain Finance Corp.	4.00	09/15/30	450,000	418,904
OneMain Finance Corp.	5.38	11/15/29	400,000	397,164
OneMain Finance Corp.	6.13	05/15/30	410,000	415,078
OneMain Finance Corp.	6.50	03/15/33	435,000	434,448
OneMain Finance Corp.	6.63	01/15/28	375,000	384,784
OneMain Finance Corp.	6.63	05/15/29	490,000	504,508
OneMain Finance Corp.	6.75	03/15/32	300,000	304,821
OneMain Finance Corp.	7.13	11/15/31	403,000	417,963
OneMain Finance Corp.	7.13	09/15/32	425,000	439,182
OneMain Finance Corp.	7.50	05/15/31	390,000	407,720
OneMain Finance Corp.	7.88	03/15/30	385,000	406,077
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	360,000	349,816
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	270,000	269,558
PennyMac Financial Services, Inc.(1)	6.75	02/15/34	350,000	359,048
PennyMac Financial Services, Inc.(1)	6.88	05/15/32	435,000	454,090
PennyMac Financial Services, Inc.(1)	6.88	02/15/33	460,000	476,340
PennyMac Financial Services, Inc.(1)	7.13	11/15/30	350,000	366,761
PennyMac Financial Services, Inc.(1)	7.88	12/15/29	400,000	425,393
PRA Group, Inc.(1)	5.00	10/01/29	170,000	154,794
PRA Group, Inc.(1)	8.38	02/01/28	220,000	223,466
PRA Group, Inc.(1)	8.88	01/31/30	295,000	299,706
Rocket Cos, Inc.(1)	6.13	08/01/30	1,025,000	1,057,957
Rocket Cos, Inc.(1)	6.38	08/01/33	1,110,000	1,157,708
Rocket Cos, Inc.(1)	6.50	08/01/29	390,000	405,009
Rocket Cos, Inc.(1)	7.13	02/01/32	500,000	525,357
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	410,000	394,205
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	630,000	592,743
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	490,000	451,635
SLM Corp.	3.13	11/02/26	305,000	299,869
SLM Corp.	6.50	01/31/30	235,000	243,831
StoneX Escrow Issuer LLC(1)	6.88	07/15/32	340,000	352,075
StoneX Group, Inc.(1)	7.88	03/01/31	295,000	312,689
Synchrony Financial	7.25	02/02/33	410,000	434,808
United Wholesale Mortgage LLC(1)	5.50	04/15/29	355,000	349,873
United Wholesale Mortgage LLC(1)	5.75	06/15/27	295,000	295,927

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 7.5% (Continued)
UWM Holdings LLC(1)	6.25	03/15/31	$535,000	$534,372
UWM Holdings LLC(1)	6.63	02/01/30	425,000	433,347
				31,820,638
ELECTRIC – 5.0%
AES Corp.	6.95	07/15/55	260,000	252,197
AES Corp.	7.60	01/15/55	505,000	517,929
Algonquin Power & Utilities Corp.	4.75	01/18/82	400,000	392,993
Atlantica Sustainable Infrastructure Ltd.(1)	4.13	06/15/28	215,000	208,314
Calpine Corp.(1)	3.75	03/01/31	485,000	465,879
Calpine Corp.(1)	4.50	02/15/28	665,000	663,794
Clearway Energy Operating LLC(1)	3.75	02/15/31	480,000	444,801
Clearway Energy Operating LLC(1)	3.75	01/15/32	195,000	176,699
Clearway Energy Operating LLC(1)	4.75	03/15/28	460,000	457,712
ContourGlobal Power Holdings SA(1)	6.75	02/28/30	280,000	288,750
DPL LLC/Ohio	4.35	04/15/29	211,000	207,948
Edison International	7.88	06/15/54	255,000	262,830
Edison International	8.13	06/15/53	240,000	248,038
Electricite de France SA(1),(2)	9.13	-	805,000	933,050
EUSHI Finance, Inc.	6.25	04/01/56	375,000	373,675
EUSHI Finance, Inc.	7.63	12/15/54	284,000	299,023
Hawaiian Electric Co., Inc.(1)	6.00	10/01/33	275,000	278,263
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	160,000	153,037
Lightning Power LLC(1)	7.25	08/15/32	805,000	854,892
NRG Energy, Inc.(1)	3.38	02/15/29	280,000	266,443
NRG Energy, Inc.(1)	3.63	02/15/31	555,000	518,432
NRG Energy, Inc.(1)	3.88	02/15/32	265,000	246,105
NRG Energy, Inc.(1)	5.25	06/15/29	405,000	407,008
NRG Energy, Inc.	5.75	01/15/28	450,000	451,878
NRG Energy, Inc.(1)	5.75	07/15/29	425,000	428,733
NRG Energy, Inc.(1)	5.75	01/15/34	660,000	665,089
NRG Energy, Inc.(1)	6.00	02/01/33	455,000	464,479
NRG Energy, Inc.(1)	6.00	01/15/36	1,260,000	1,282,501
NRG Energy, Inc.(1)	6.25	11/01/34	505,000	520,312
PacifiCorp	7.38	09/15/55	450,000	473,329
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	320,000	312,207
PG&E Corp.	5.00	07/01/28	520,000	516,699
PG&E Corp.	5.25	07/01/30	540,000	534,724
PG&E Corp.	7.38	03/15/55	780,000	803,326
Talen Energy Supply LLC(1)	8.63	06/01/30	645,000	684,895
TransAlta Corp.	6.50	03/15/40	140,000	142,087
TransAlta Corp.	7.75	11/15/29	225,000	234,438
Vistra Operations Co. LLC(1)	4.38	05/01/29	705,000	692,663
Vistra Operations Co. LLC(1)	5.00	07/31/27	625,000	625,729
Vistra Operations Co. LLC(1)	5.63	02/15/27	650,000	650,618
Vistra Operations Co. LLC(1)	6.88	04/15/32	525,000	551,831
Vistra Operations Co. LLC(1)	7.75	10/15/31	850,000	902,652
XPLR Infrastructure Operating Partners LP(1)	4.50	09/15/27	310,000	303,863
XPLR Infrastructure Operating Partners LP(1)	7.25	01/15/29	415,000	427,156

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 5.0% (Continued)
XPLR Infrastructure Operating Partners LP(1)	8.38	01/15/31	$390,000	$408,309
XPLR Infrastructure Operating Partners LP(1)	8.63	03/15/33	500,000	524,984
				21,520,314
ELECTRICAL COMPONENTS & EQUIPMENT – 0.6%
EnerSys(1)	4.38	12/15/27	140,000	138,341
EnerSys(1)	6.63	01/15/32	190,000	195,523
WESCO Distribution, Inc.(1)	6.38	03/15/29	525,000	543,070
WESCO Distribution, Inc.(1)	6.38	03/15/33	430,000	449,629
WESCO Distribution, Inc.(1)	6.63	03/15/32	435,000	455,206
WESCO Distribution, Inc.(1)	7.25	06/15/28	690,000	700,052
				2,481,821
ELECTRONICS – 0.9%
Atkore, Inc.(1)	4.25	06/01/31	215,000	203,427
Coherent Corp.(1)	5.00	12/15/29	525,000	519,890
Imola Merger Corp.(1)	4.75	05/15/29	1,075,000	1,060,558
Sensata Technologies BV(1)	4.00	04/15/29	550,000	536,499
Sensata Technologies BV(1)	5.88	09/01/30	235,000	237,527
Sensata Technologies, Inc.(1)	3.75	02/15/31	410,000	381,441
Sensata Technologies, Inc.(1)	4.38	02/15/30	245,000	236,510
Sensata Technologies, Inc.(1)	6.63	07/15/32	245,000	255,374
TTM Technologies, Inc.(1)	4.00	03/01/29	235,000	227,176
				3,658,402
ENERGY-ALTERNATE SOURCES – 0.2%
TerraForm Power Operating LLC(1)	4.75	01/15/30	405,000	388,772
TerraForm Power Operating LLC(1)	5.00	01/31/28	330,000	328,988
				717,760
ENGINEERING & CONSTRUCTION – 0.8%
AECOM(1)	6.00	08/01/33	645,000	662,421
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS(1)	7.88	02/03/30	270,000	277,826
Dycom Industries, Inc.(1)	4.50	04/15/29	275,000	269,654
Fluor Corp.	4.25	09/15/28	235,000	233,532
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	250,000	250,922
Global Infrastructure Solutions, Inc.(1)	7.50	04/15/32	126,000	132,030
HTA Group Ltd./Mauritius(1)	7.50	06/04/29	445,000	462,629
TopBuild Corp.(1)	3.63	03/15/29	185,000	178,536
TopBuild Corp.(1)	4.13	02/15/32	275,000	259,194
TopBuild Corp.(1)	5.63	01/31/34	405,000	406,946
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	185,000	180,821
				3,314,511
ENTERTAINMENT – 3.2%
Brightstar Lottery PLC(1)	5.25	01/15/29	405,000	404,238
Brightstar Lottery PLC(1)	6.25	01/15/27	385,000	389,053
Caesars Entertainment, Inc.(1)	6.50	02/15/32	805,000	812,206
Caesars Entertainment, Inc.(1)	7.00	02/15/30	1,065,000	1,096,464
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	250,000	244,561

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 3.2% (Continued)
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	$500,000	$498,744
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	665,000	671,158
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	545,000	492,336
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	195,000	166,665
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	8.45	07/27/30	180,000	182,602
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.(1)	6.63	05/01/32	460,000	467,425
Speedway Motorsports LLC/Speedway Funding II, Inc.(1)	4.88	11/01/27	190,000	188,551
Vail Resorts, Inc.(1)	5.63	07/15/30	270,000	273,995
Vail Resorts, Inc.(1)	6.50	05/15/32	305,000	316,916
Voyager Parent LLC(1)	9.25	07/01/32	990,000	1,038,617
Warnermedia Holdings, Inc.	3.76	03/15/27	745,000	738,008
Warnermedia Holdings, Inc.	4.05	03/15/29	695,000	675,380
Warnermedia Holdings, Inc.	4.28	03/15/32	180,000	156,780
Warnermedia Holdings, Inc.	4.28	03/15/32	1,430,000	1,311,578
Warnermedia Holdings, Inc.	5.05	03/15/42	2,165,000	1,740,249
Warnermedia Holdings, Inc.	5.14	03/15/52	545,000	415,562
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	430,000	430,174
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	6.25	03/15/33	390,000	396,563
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	540,000	580,302
				13,688,127
ENVIRONMENTAL CONTROL – 0.6%
Clean Harbors, Inc.(1)	5.13	07/15/29	220,000	219,861
Clean Harbors, Inc.(1)	5.75	10/15/33	350,000	357,961
Clean Harbors, Inc.(1)	6.38	02/01/31	240,000	246,098
GFL Environmental, Inc.(1)	4.00	08/01/28	400,000	391,591
GFL Environmental, Inc.(1)	4.38	08/15/29	320,000	313,207
GFL Environmental, Inc.(1)	4.75	06/15/29	350,000	346,612
GFL Environmental, Inc.(1)	6.75	01/15/31	560,000	586,531
Wrangler Holdco Corp.(1)	6.63	04/01/32	250,000	261,481
				2,723,342
FOOD – 2.5%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.25	03/15/26	10,000	9,992
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	675,000	644,060
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	735,000	734,242
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	585,000	578,466
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.50	03/31/31	370,000	373,387
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.75	03/31/34	420,000	422,376
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	380,000	380,878
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.25	03/15/33	365,000	375,711
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	350,000	356,788
Ingles Markets, Inc.(1)	4.00	06/15/31	190,000	178,251
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	500,000	484,680
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	385,000	367,311
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	275,000	275,791
Performance Food Group, Inc.(1)	4.25	08/01/29	545,000	532,144
Performance Food Group, Inc.(1)	5.50	10/15/27	555,000	555,646
Performance Food Group, Inc.(1)	6.13	09/15/32	535,000	549,952

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
FOOD – 2.5% (Continued)
Pilgrim’s Pride Corp.	3.50	03/01/32	$580,000	$532,053
Pilgrim’s Pride Corp.	4.25	04/15/31	375,000	363,253
Pilgrim’s Pride Corp.	6.25	07/01/33	450,000	480,390
Pilgrim’s Pride Corp.	6.88	05/15/34	235,000	260,487
Post Holdings, Inc.(1)	6.25	02/15/32	525,000	540,299
Safeway, Inc.	7.25	02/01/31	110,000	119,435
US Foods, Inc.(1)	4.63	06/01/30	265,000	260,350
US Foods, Inc.(1)	4.75	02/15/29	455,000	450,440
US Foods, Inc.(1)	5.75	04/15/33	275,000	279,308
US Foods, Inc.(1)	6.88	09/15/28	275,000	283,959
US Foods, Inc.(1)	7.25	01/15/32	275,000	288,865
				10,678,514
GAS – 0.1%
AltaGas Ltd.(1)	7.20	10/15/54	485,000	497,620

HEALTHCARE-PRODUCTS – 1.4%
Avantor Funding, Inc.(1)	3.88	11/01/29	430,000	408,747
Avantor Funding, Inc.(1)	4.63	07/15/28	805,000	792,597
Dentsply Sirona, Inc.	8.38	09/12/55	290,000	299,028
Hologic, Inc.(1)	3.25	02/15/29	495,000	488,981
Hologic, Inc.(1)	4.63	02/01/28	215,000	215,337
Medline Borrower LP(1)	3.88	04/01/29	2,400,000	2,332,635
Medline Borrower LP/Medline Co.-Issuer, Inc.(1)	6.25	04/01/29	785,000	808,552
Teleflex, Inc.(1)	4.25	06/01/28	234,000	229,436
Teleflex, Inc.	4.63	11/15/27	311,000	309,622
				5,884,935
HEALTHCARE-SERVICES – 3.2%
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	285,000	273,460
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	275,000	259,511
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	253,000	250,308
DaVita, Inc.(1)	3.75	02/15/31	805,000	739,736
DaVita, Inc.(1)	4.63	06/01/30	1,450,000	1,401,499
DaVita, Inc.(1)	6.75	07/15/33	520,000	539,605
DaVita, Inc.(1)	6.88	09/01/32	570,000	591,096
Encompass Health Corp.	4.50	02/01/28	435,000	432,005
Encompass Health Corp.	4.63	04/01/31	215,000	209,937
Encompass Health Corp.	4.75	02/01/30	420,000	415,925
IQVIA, Inc.(1)	5.00	05/15/27	590,000	590,207
IQVIA, Inc.(1)	6.25	06/01/32	1,075,000	1,121,780
IQVIA, Inc.(1)	6.50	05/15/30	250,000	259,841
Molina Healthcare, Inc.(1)	3.88	11/15/30	355,000	327,786
Molina Healthcare, Inc.(1)	3.88	05/15/32	395,000	356,506
Molina Healthcare, Inc.(1)	4.38	06/15/28	378,000	368,446
Molina Healthcare, Inc.(1)	6.25	01/15/33	455,000	458,460
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	225,000	223,784
Tenet Healthcare Corp.	4.25	06/01/29	733,000	717,246
Tenet Healthcare Corp.	4.38	01/15/30	785,000	766,791
Tenet Healthcare Corp.	4.63	06/15/28	355,000	353,808
Tenet Healthcare Corp.	5.13	11/01/27	805,000	804,659

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 3.2% (Continued)
Tenet Healthcare Corp.	6.13	06/15/30	$1,070,000	$1,091,175
Tenet Healthcare Corp.	6.75	05/15/31	675,000	700,883
Toledo Hospital	4.98	11/15/45	135,000	116,064
Toledo Hospital	5.33	11/15/28	195,000	199,411
Toledo Hospital	6.02	11/15/48	200,000	193,630
				13,763,559
HOLDING COMPANIES-DIVERS – 0.2%
Stena International SA(1)	7.25	01/15/31	460,000	471,001
Stena International SA(1)	7.63	02/15/31	215,000	220,429
				691,430
HOME BUILDERS – 1.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	135,000	127,934
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	280,000	264,316
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	6.88	08/01/33	220,000	220,718
Century Communities, Inc.(1)	3.88	08/15/29	265,000	248,703
Century Communities, Inc.(1)	6.63	09/15/33	265,000	264,450
Dream Finders Homes, Inc.(1)	6.88	09/15/30	175,000	174,292
Dream Finders Homes, Inc.(1)	8.25	08/15/28	138,000	142,437
Forestar Group, Inc.(1)	5.00	03/01/28	233,000	232,992
Forestar Group, Inc.(1)	6.50	03/15/33	205,000	210,192
Installed Building Products, Inc.(1)	5.75	02/01/28	170,000	170,624
KB Home	4.00	06/15/31	215,000	203,131
KB Home	4.80	11/15/29	170,000	169,213
KB Home	6.88	06/15/27	175,000	178,681
KB Home	7.25	07/15/30	165,000	170,215
LGI Homes, Inc.(1)	4.00	07/15/29	180,000	161,815
LGI Homes, Inc.(1)	7.00	11/15/32	190,000	182,554
LGI Homes, Inc.(1)	8.75	12/15/28	206,000	214,368
M/I Homes, Inc.	3.95	02/15/30	180,000	171,564
M/I Homes, Inc.	4.95	02/01/28	200,000	199,510
Mattamy Group Corp.(1)	4.63	03/01/30	300,000	291,265
Mattamy Group Corp.(1)	5.25	12/15/27	296,000	295,061
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	250,000	247,715
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	140,000	137,115
STL Holding Co. LLC(1)	8.75	02/15/29	155,000	162,640
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	273,000	272,877
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	221,000	224,386
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	270,000	272,892
Thor Industries, Inc.(1)	4.00	10/15/29	275,000	262,024
Tri Pointe Homes, Inc.	5.25	06/01/27	100,000	100,456
Tri Pointe Homes, Inc.	5.70	06/15/28	255,000	257,537
				6,231,677
HOME FURNISHINGS – 0.7%
Somnigroup International, Inc.(1)	3.88	10/15/31	430,000	397,907
Somnigroup International, Inc.(1)	4.00	04/15/29	435,000	419,426
Whirlpool Corp.	2.40	05/15/31	160,000	133,166
Whirlpool Corp.	4.50	06/01/46	235,000	178,287

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
HOME FURNISHINGS – 0.7% (Continued)
Whirlpool Corp.	4.60	05/15/50	$285,000	$212,582
Whirlpool Corp.	4.70	05/14/32	130,000	119,177
Whirlpool Corp.	4.75	02/26/29	370,000	364,991
Whirlpool Corp.	5.15	03/01/43	130,000	109,125
Whirlpool Corp.	5.50	03/01/33	145,000	136,398
Whirlpool Corp.	5.75	03/01/34	160,000	153,099
Whirlpool Corp.	6.13	06/15/30	350,000	346,781
Whirlpool Corp.	6.50	06/15/33	340,000	331,978
				2,902,917
HOUSEHOLD PRODUCTS/WARES – 0.1%
Central Garden & Pet Co.	4.13	10/15/30	245,000	233,591
Central Garden & Pet Co.(1)	4.13	04/30/31	220,000	206,277
Central Garden & Pet Co.	5.13	02/01/28	180,000	180,011
				619,879
INSURANCE – 0.8%
American National Group, Inc.	7.00	12/01/55	260,000	266,589
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves(1)	7.88	11/01/29	395,000	407,158
Assurant, Inc.	7.00	03/27/48	195,000	200,513
Fidelis Insurance Holdings Ltd.	7.75	06/15/55	210,000	227,867
Global Atlantic Finance Co.(1)	7.95	10/15/54	330,000	345,511
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	265,000	259,098
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	430,000	276,529
Liberty Mutual Group, Inc.(1)	7.80	03/15/37	235,000	269,998
Nassau Cos of New York(1)	7.88	07/15/30	240,000	244,964
Ryan Specialty LLC(1)	4.38	02/01/30	224,000	219,258
Ryan Specialty LLC(1)	5.88	08/01/32	620,000	630,900
Wilton RE Ltd.(1),(2)	6.00	-	215,000	213,468
				3,561,853
INTERNET – 2.0%
Cogent Communications Group LLC/Cogent Finance, Inc.(1)	6.50	07/01/32	330,000	315,551
Gen Digital, Inc.(1)	6.25	04/01/33	515,000	531,451
Gen Digital, Inc.(1)	6.75	09/30/27	425,000	431,939
Gen Digital, Inc.(1)	7.13	09/30/30	369,000	381,994
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	375,000	357,437
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	380,000	380,695
Match Group Holdings II LLC(1)	3.63	10/01/31	255,000	231,382
Match Group Holdings II LLC(1)	4.13	08/01/30	275,000	259,087
Match Group Holdings II LLC(1)	4.63	06/01/28	235,000	231,793
Match Group Holdings II LLC(1)	5.00	12/15/27	245,000	244,319
Match Group Holdings II LLC(1)	5.63	02/15/29	205,000	204,705
Match Group Holdings II LLC(1)	6.13	09/15/33	385,000	387,955
Rakuten Group, Inc.(1)	9.75	04/15/29	1,090,000	1,223,587
Rakuten Group, Inc.(1)	11.25	02/15/27	950,000	1,027,404
Snap, Inc.(1)	6.88	03/01/33	785,000	803,585
Snap, Inc.(1)	6.88	03/15/34	295,000	301,017
Wayfair LLC(1)	7.25	10/31/29	425,000	440,542

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 2.0% (Continued)
Wayfair LLC(1)	7.75	09/15/30	$380,000	$401,805
Ziff Davis, Inc.(1)	4.63	10/15/30	255,000	240,021
				8,396,269
INVESTMENT COMPANIES – 0.1%
BlackRock TCP Capital Corp.	6.95	05/30/29	160,000	162,542
Prospect Capital Corp.	3.36	11/15/26	165,000	159,928
Prospect Capital Corp.	3.44	10/15/28	140,000	126,056
				448,526
IRON/STEEL – 1.7%
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	380,000	380,909
Carpenter Technology Corp.	6.38	07/15/28	240,000	241,223
Carpenter Technology Corp.	7.63	03/15/30	140,000	144,341
Champion Iron Canada, Inc.(1)	7.88	07/15/32	265,000	278,063
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	195,000	190,709
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	172,000	162,722
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	390,000	399,132
Cleveland-Cliffs, Inc.(1)	6.88	11/01/29	480,000	493,305
Cleveland-Cliffs, Inc.(1)	7.00	03/15/32	738,000	755,522
Cleveland-Cliffs, Inc.(1)	7.38	05/01/33	555,000	574,794
Cleveland-Cliffs, Inc.(1)	7.50	09/15/31	455,000	476,671
Cleveland-Cliffs, Inc.(1)	7.63	01/15/34	595,000	619,057
Commercial Metals Co.	3.88	02/15/31	225,000	210,537
Commercial Metals Co.	4.13	01/15/30	255,000	245,903
Mineral Resources Ltd.(1)	7.00	04/01/31	415,000	429,909
Mineral Resources Ltd.(1)	8.00	11/01/27	330,000	337,243
Mineral Resources Ltd.(1)	8.50	05/01/30	315,000	328,639
Mineral Resources Ltd.(1)	9.25	10/01/28	555,000	582,615
United States Steel Corp.	6.65	06/01/37	125,000	130,373
United States Steel Corp.	6.88	03/01/29	264,000	266,766
				7,248,433
LEISURE TIME – 2.0%
Acushnet Co.(1)	7.38	10/15/28	190,000	197,304
Amer Sports Co.(1)	6.75	02/16/31	420,000	437,809
Carnival Corp.(1)	5.13	05/01/29	650,000	658,442
Carnival Corp.(1)	5.75	03/15/30	525,000	541,091
Carnival Corp.(1)	5.75	08/01/32	1,570,000	1,614,796
Carnival Corp.(1)	5.88	06/15/31	540,000	557,318
Carnival Corp.(1)	6.00	05/01/29	945,000	959,175
Carnival Corp.(1)	6.13	02/15/33	1,060,000	1,093,777
Life Time, Inc.(1)	6.00	11/15/31	275,000	279,037
Viking Cruises Ltd.(1)	5.88	10/15/33	860,000	874,785
Viking Cruises Ltd.(1)	7.00	02/15/29	260,000	261,633
Viking Cruises Ltd.(1)	9.13	07/15/31	400,000	428,816
Viking Ocean Cruises Ship VII Ltd.(1)	5.63	02/15/29	155,000	154,944
VOC Escrow Ltd.(1)	5.00	02/15/28	425,000	424,805
				8,483,732

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
LODGING – 2.3%
Boyd Gaming Corp.	4.75	12/01/27	$480,000	$478,371
Boyd Gaming Corp.(1)	4.75	06/15/31	545,000	525,178
Genting New York LLC/GENNY Capital, Inc.(1)	7.25	10/01/29	295,000	305,613
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	845,000	779,152
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	465,000	450,100
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	590,000	561,152
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	475,000	474,611
Hilton Domestic Operating Co., Inc.(1)	5.75	05/01/28	295,000	295,513
Hilton Domestic Operating Co., Inc.(1)	5.75	09/15/33	475,000	484,203
Hilton Domestic Operating Co., Inc.(1)	5.88	04/01/29	304,000	310,517
Hilton Domestic Operating Co., Inc.(1)	5.88	03/15/33	540,000	553,920
Hilton Domestic Operating Co., Inc.(1)	6.13	04/01/32	240,000	247,831
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	6.63	01/15/32	495,000	502,655
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	310,000	310,419
MGM Resorts International	4.75	10/15/28	405,000	402,534
MGM Resorts International	5.50	04/15/27	345,000	347,060
MGM Resorts International	6.13	09/15/29	460,000	468,655
MGM Resorts International	6.50	04/15/32	385,000	391,206
Travel + Leisure Co.(1)	4.50	12/01/29	345,000	336,095
Travel + Leisure Co.(1)	4.63	03/01/30	195,000	189,689
Travel + Leisure Co.	6.00	04/01/27	220,000	223,225
Travel + Leisure Co.(1)	6.13	09/01/33	250,000	252,908
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	280,000	275,390
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	485,000	486,201
				9,652,198
MACHINERY-CONSTRUCTION & MINING – 0.3%
BWX Technologies, Inc.(1)	4.13	06/30/28	215,000	210,831
BWX Technologies, Inc.(1)	4.13	04/15/29	220,000	215,381
Terex Corp.(1)	5.00	05/15/29	285,000	279,972
Terex Corp.(1)	6.25	10/15/32	440,000	446,738
				1,152,922
MACHINERY-DIVERSIFIED – 0.4%
ATS Corp.(1)	4.13	12/15/28	200,000	194,078
Chart Industries, Inc.(1)	7.50	01/01/30	785,000	819,659
Esab Corp.(1)	6.25	04/15/29	380,000	389,353
Mueller Water Products, Inc.(1)	4.00	06/15/29	240,000	232,046
				1,635,136
MEDIA – 5.8%
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	1,010,000	915,149
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	680,000	571,757
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	915,000	858,402
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	960,000	854,572
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	595,000	516,458
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	1,035,000	984,818
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	405,000	366,995
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	855,000	846,953
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	1,090,000	1,084,397

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 5.8% (Continued)
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	$505,000	$498,773
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	505,000	509,300
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	375,000	380,998
Directv Financing LLC(1)	8.88	02/01/30	855,000	851,006
Directv Financing LLC(1)	8.88	02/01/30	400,000	398,071
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	899,000	899,604
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	10.00	02/15/31	1,105,000	1,101,816
Discovery Communications LLC	3.63	05/15/30	525,000	486,544
Discovery Communications LLC	3.95	03/20/28	615,000	603,017
Discovery Communications LLC	4.13	05/15/29	280,000	271,083
Discovery Communications LLC	5.00	09/20/37	210,000	177,847
Discovery Communications LLC	6.35	06/01/40	265,000	239,056
Nexstar Media, Inc.(1)	4.75	11/01/28	540,000	531,940
Nexstar Media, Inc.(1)	5.63	07/15/27	910,000	910,195
Paramount Global	6.25	02/28/57	310,000	304,161
Paramount Global	6.38	03/30/62	580,000	573,209
Sirius XM Radio LLC(1)	3.88	09/01/31	805,000	731,053
Sirius XM Radio LLC(1)	4.00	07/15/28	970,000	943,370
Sirius XM Radio LLC(1)	4.13	07/01/30	885,000	833,801
Sirius XM Radio LLC(1)	5.00	08/01/27	875,000	873,586
Sirius XM Radio LLC(1)	5.50	07/01/29	590,000	591,369
Sunrise FinCo I BV(1)	4.88	07/15/31	650,000	620,623
TEGNA, Inc.	4.63	03/15/28	540,000	535,006
TEGNA, Inc.	5.00	09/15/29	580,000	576,076
Versant Media Group, Inc.(1)	7.25	01/30/31	525,000	535,475
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	465,000	432,553
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	753,000	739,857
VZ Secured Financing BV(1)	5.00	01/15/32	895,000	813,784
VZ Secured Financing BV(1)	7.50	01/15/33	275,000	280,529
Ziggo BV(1)	4.88	01/15/30	490,000	462,881
				24,706,084
METAL FABRICATE/HARDWARE – 0.2%
Advanced Drainage Systems, Inc.(1)	5.00	09/30/27	195,000	194,664
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	265,000	270,184
Vallourec SACA(1)	7.50	04/15/32	405,000	430,970
				895,818
MINING – 1.4%
Alcoa Nederland Holding BV(1)	4.13	03/31/29	240,000	233,783
Alcoa Nederland Holding BV(1)	7.13	03/15/31	410,000	433,722
Alumina Pty Ltd.(1)	6.13	03/15/30	274,000	281,107
Alumina Pty Ltd.(1)	6.38	09/15/32	275,000	284,834
Arsenal AIC Parent LLC(1)	8.00	10/01/30	380,000	404,168
Constellium SE(1)	3.75	04/15/29	274,000	261,814
Constellium SE(1)	5.63	06/15/28	175,000	174,742
Constellium SE(1)	6.38	08/15/32	190,000	195,612
Fortescue Treasury Pty Ltd.(1)	4.38	04/01/31	538,000	521,081
Fortescue Treasury Pty Ltd.(1)	4.50	09/15/27	315,000	313,961

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
MINING – 1.4% (Continued)
Fortescue Treasury Pty Ltd.(1)	5.88	04/15/30	$238,000	$245,736
Fortescue Treasury Pty Ltd.(1)	6.13	04/15/32	430,000	449,012
Novelis Corp.(1)	3.88	08/15/31	385,000	353,064
Novelis Corp.(1)	4.75	01/30/30	880,000	851,170
Novelis Corp.(1)	6.38	08/15/33	410,000	415,750
Novelis Corp.(1)	6.88	01/30/30	350,000	363,547
Perenti Finance Pty Ltd.(1)	7.50	04/26/29	160,000	167,400
				5,950,503
MISCELLANEOUS MANUFACTURER – 1.0%
Amsted Industries, Inc.(1)	4.63	05/15/30	220,000	215,488
Amsted Industries, Inc.(1)	6.38	03/15/33	275,000	285,112
Axon Enterprise, Inc.(1)	6.13	03/15/30	565,000	581,689
Axon Enterprise, Inc.(1)	6.25	03/15/33	355,000	367,817
Enpro, Inc.(1)	6.13	06/01/33	245,000	251,239
Entegris, Inc.(1)	3.63	05/01/29	220,000	210,063
Entegris, Inc.(1)	4.38	04/15/28	220,000	217,195
Entegris, Inc.(1)	4.75	04/15/29	855,000	850,486
Entegris, Inc.(1)	5.95	06/15/30	465,000	472,568
Hillenbrand, Inc.	3.75	03/01/31	155,000	155,572
Hillenbrand, Inc.	6.25	02/15/29	305,000	313,732
Trinity Industries, Inc.(1)	7.75	07/15/28	329,000	341,212
				4,262,173
OFFICE FURNISHINGS – 0.0%
Steelcase, Inc.	5.13	01/18/29	185,000	181,069

OFFICE/BUSINESS EQUIPMENT – 0.1%
Xerox Corp.(1)	10.25	10/15/30	220,000	225,224
Zebra Technologies Corp.(1)	6.50	06/01/32	275,000	285,246
				510,470
OIL & GAS – 6.0%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	260,000	260,208
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	6.63	10/15/32	330,000	337,172
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	6.63	07/15/33	275,000	280,132
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	9.00	11/01/27	175,000	206,340
Baytex Energy Corp.(1)	7.38	03/15/32	315,000	310,421
Baytex Energy Corp.(1)	8.50	04/30/30	405,000	415,526
California Resources Corp.(1)	7.00	01/15/34	190,000	189,316
California Resources Corp.(1)	8.25	06/15/29	505,000	525,673
Chord Energy Corp.(1)	6.00	10/01/30	375,000	376,127
Chord Energy Corp.(1)	6.75	03/15/33	430,000	439,466
Civitas Resources, Inc.(1)	8.38	07/01/28	720,000	744,828
Civitas Resources, Inc.(1)	8.63	11/01/30	500,000	517,342
Civitas Resources, Inc.(1)	8.75	07/01/31	710,000	730,806
Civitas Resources, Inc.(1)	9.63	06/15/33	430,000	461,714
CNX Resources Corp.(1)	6.00	01/15/29	254,000	255,355
CNX Resources Corp.(1)	7.25	03/01/32	330,000	344,342

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 6.0% (Continued)
CNX Resources Corp.(1)	7.38	01/15/31	$270,000	$280,324
Crescent Energy Finance LLC(1)	7.38	01/15/33	520,000	491,623
Crescent Energy Finance LLC(1)	7.63	04/01/32	565,000	548,227
Crescent Energy Finance LLC(1)	8.38	01/15/34	363,000	355,390
Crescent Energy Finance LLC(1)	9.25	02/15/28	271,000	281,049
Diamond Foreign Asset Co./Diamond Finance LLC(1)	8.50	10/01/30	260,000	276,965
Energean PLC(1)	6.50	04/30/27	245,000	244,859
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	280,000	274,950
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	295,000	287,871
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	330,000	313,688
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	330,000	330,764
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	280,000	266,052
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.88	05/15/34	280,000	266,275
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	7.25	02/15/35	510,000	491,760
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	8.38	11/01/33	305,000	315,806
Ithaca Energy North Sea PLC(1)	8.13	10/15/29	400,000	420,382
Matador Resources Co.(1)	6.25	04/15/33	410,000	410,419
Matador Resources Co.(1)	6.50	04/15/32	520,000	525,268
Matador Resources Co.(1)	6.88	04/15/28	220,000	224,329
MEG Energy Corp.(1)	5.88	02/01/29	331,000	331,471
Murphy Oil Corp.	5.88	12/01/42	169,000	144,022
Murphy Oil Corp.	6.00	10/01/32	325,000	320,603
Noble Finance II LLC(1)	8.00	04/15/30	735,000	763,333
Parkland Corp.(1)	4.50	10/01/29	430,000	416,489
Parkland Corp.(1)	4.63	05/01/30	430,000	417,499
Parkland Corp.(1)	5.88	07/15/27	270,000	270,445
Parkland Corp.(1)	6.63	08/15/32	265,000	271,459
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	450,000	447,015
PBF Holding Co. LLC/PBF Finance Corp.(1)	7.88	09/15/30	299,000	300,610
PBF Holding Co. LLC/PBF Finance Corp.(1)	9.88	03/15/30	375,000	397,849
Permian Resources Operating LLC(1)	5.88	07/01/29	410,000	410,670
Permian Resources Operating LLC(1)	6.25	02/01/33	540,000	549,969
Permian Resources Operating LLC(1)	7.00	01/15/32	495,000	513,940
Permian Resources Operating LLC(1)	8.00	04/15/27	320,000	324,607
Permian Resources Operating LLC(1)	9.88	07/15/31	141,000	152,981
Range Resources Corp.(1)	4.75	02/15/30	210,000	205,639
Range Resources Corp.	8.25	01/15/29	385,000	393,012
Seadrill Finance Ltd.(1)	8.38	08/01/30	270,000	276,432
SM Energy Co.	6.50	07/15/28	155,000	156,472
SM Energy Co.	6.63	01/15/27	275,000	276,033
SM Energy Co.(1)	6.75	08/01/29	350,000	349,531
SM Energy Co.(1)	7.00	08/01/32	440,000	430,874
Sunoco LP(1)	5.63	03/15/31	545,000	545,692
Sunoco LP(1)	5.88	03/15/34	455,000	455,219
Sunoco LP(1)	6.25	07/01/33	545,000	557,184
Sunoco LP(1)	7.00	05/01/29	465,000	485,082
Sunoco LP(1)	7.25	05/01/32	355,000	374,570
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	390,000	382,726

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 6.0% (Continued)
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	$425,000	$412,018
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	210,000	211,188
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	345,000	346,256
Sunoco LP/Sunoco Finance Corp.(1)	7.00	09/15/28	270,000	279,415
Valaris Ltd.(1)	8.38	04/30/30	580,000	606,249
				25,777,323
OIL & GAS SERVICES – 1.3%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	495,000	497,436
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.63	09/01/32	351,000	361,067
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.88	04/01/27	123,000	123,478
Bristow Group, Inc.(1)	6.88	03/01/28	210,000	210,636
Enerflex Ltd.(1)	9.00	10/15/27	296,000	303,112
Helix Energy Solutions Group, Inc.(1)	9.75	03/01/29	175,000	185,108
Kodiak Gas Services LLC(1)	6.50	10/01/33	420,000	430,665
Kodiak Gas Services LLC(1)	6.75	10/01/35	340,000	350,357
Kodiak Gas Services LLC(1)	7.25	02/15/29	405,000	420,824
Oceaneering International, Inc.	6.00	02/01/28	161,000	162,624
TGS ASA(1)	8.50	01/15/30	260,000	270,205
USA Compression Partners LP/USA Compression Finance Corp.(1)	6.25	10/01/33	395,000	396,785
USA Compression Partners LP/USA Compression Finance Corp.(1)	7.13	03/15/29	540,000	558,071
WBI Operating LLC(1)	6.25	10/15/30	430,000	429,890
WBI Operating LLC(1)	6.50	10/15/33	315,000	315,200
Weatherford International Ltd.(1)	6.75	10/15/33	645,000	659,597
				5,675,055
PACKAGING & CONTAINERS – 1.9%
Ball Corp.	2.88	08/15/30	744,000	680,943
Ball Corp.	3.13	09/15/31	405,000	369,355
Ball Corp.	5.50	09/15/33	410,000	415,296
Ball Corp.	6.00	06/15/29	545,000	559,009
Ball Corp.	6.88	03/15/28	380,000	386,874
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	225,000	224,914
Cascades, Inc./Cascades USA, Inc.(1)	6.75	07/15/30	235,000	240,561
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	270,000	271,247
Clydesdale Acquisition Holdings, Inc.(1)	6.75	04/15/32	785,000	788,307
Clydesdale Acquisition Holdings, Inc.(1)	6.88	01/15/30	235,000	237,641
Crown Americas LLC	5.25	04/01/30	275,000	279,435
Crown Americas LLC(1)	5.88	06/01/33	380,000	385,454
Crown Cork & Seal Co., Inc.	7.38	12/15/26	175,000	180,058
Graphic Packaging International LLC(1)	3.50	03/15/28	210,000	203,055
Graphic Packaging International LLC(1)	3.75	02/01/30	255,000	239,734
Graphic Packaging International LLC(1)	4.75	07/15/27	280,000	279,671
Graphic Packaging International LLC(1)	6.38	07/15/32	320,000	324,600
Sealed Air Corp.(1)	4.00	12/01/27	200,000	197,230
Sealed Air Corp.(1)	5.00	04/15/29	250,000	248,404
Sealed Air Corp.(1)	6.50	07/15/32	225,000	233,061
Sealed Air Corp.(1)	6.88	07/15/33	210,000	228,835
Sealed Air Corp./Sealed Air Corp. US(1)	6.13	02/01/28	410,000	415,808

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 1.9% (Continued)
Sealed Air Corp./Sealed Air Corp. US(1)	7.25	02/15/31	$250,000	$262,743
Silgan Holdings, Inc.	4.13	02/01/28	265,000	260,128
TriMas Corp.(1)	4.13	04/15/29	228,000	220,633
				8,132,996
PHARMACEUTICALS – 1.2%
CVS Health Corp.	6.75	12/10/54	440,000	457,665
CVS Health Corp.	7.00	03/10/55	1,165,000	1,225,843
Elanco Animal Health, Inc.	6.65	08/28/28	385,000	402,118
Endo Finance Holdings, Inc.(1)	8.50	04/15/31	530,000	562,422
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	12.25	04/15/29	435,000	472,497
Jazz Securities DAC(1)	4.38	01/15/29	790,000	774,612
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	1,155,000	1,099,609
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	6.75	05/15/34	235,000	210,836
				5,205,602
PIPELINES – 6.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	350,000	350,043
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	365,000	365,831
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	10/15/33	350,000	349,729
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	6.63	02/01/32	350,000	362,654
Buckeye Partners LP	3.95	12/01/26	275,000	272,789
Buckeye Partners LP	4.13	12/01/27	223,000	220,653
Buckeye Partners LP(1)	4.50	03/01/28	285,000	282,939
Buckeye Partners LP	5.60	10/15/44	195,000	180,836
Buckeye Partners LP	5.85	11/15/43	210,000	197,225
Buckeye Partners LP(1)	6.75	02/01/30	235,000	245,459
Buckeye Partners LP(1)	6.88	07/01/29	345,000	357,557
CNX Midstream Partners LP(1)	4.75	04/15/30	215,000	206,009
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	790,000	782,144
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	7.50	12/15/33	235,000	255,178
Energy Transfer LP	6.50	02/15/56	575,000	570,321
Energy Transfer LP	6.75	02/15/56	430,000	431,687
Energy Transfer LP	7.13	10/01/54	275,000	284,465
Energy Transfer LP	8.00	05/15/54	425,000	454,097
Excelerate Energy LP(1)	8.00	05/15/30	425,000	449,034
Harvest Midstream I LP(1)	7.50	09/01/28	450,000	456,599
Harvest Midstream I LP(1)	7.50	05/15/32	235,000	243,722
Hess Midstream Operations LP(1)	4.25	02/15/30	410,000	399,671
Hess Midstream Operations LP(1)	5.13	06/15/28	260,000	259,587
Hess Midstream Operations LP(1)	5.50	10/15/30	205,000	206,507
Hess Midstream Operations LP(1)	5.88	03/01/28	425,000	434,025
Hess Midstream Operations LP(1)	6.50	06/01/29	335,000	347,383
Howard Midstream Energy Partners LLC(1)	6.63	01/15/34	360,000	371,270
Howard Midstream Energy Partners LLC(1)	7.38	07/15/32	330,000	346,108
Kinetik Holdings LP(1)	5.88	06/15/30	515,000	519,241
Kinetik Holdings LP(1)	6.63	12/15/28	565,000	580,669
Northriver Midstream Finance LP(1)	6.75	07/15/32	323,500	329,923
NuStar Logistics LP	5.63	04/28/27	300,000	302,752
NuStar Logistics LP	6.38	10/01/30	305,000	317,898

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 6.0% (Continued)
Rockies Express Pipeline LLC(1)	4.80	05/15/30	$190,000	$186,487
Rockies Express Pipeline LLC(1)	4.95	07/15/29	300,000	298,389
Rockies Express Pipeline LLC(1)	6.75	03/15/33	255,000	267,212
Rockies Express Pipeline LLC(1)	6.88	04/15/40	275,000	283,780
Rockies Express Pipeline LLC(1)	7.50	07/15/38	130,000	141,444
South Bow Canadian Infrastructure Holdings Ltd.	7.50	03/01/55	305,000	326,550
South Bow Canadian Infrastructure Holdings Ltd.	7.63	03/01/55	290,000	302,177
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	670,000	635,152
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	635,000	560,983
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	705,000	652,342
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	515,000	525,772
Venture Global LNG, Inc.(1)	7.00	01/15/30	820,000	830,336
Venture Global LNG, Inc.(1)	8.13	06/01/28	1,060,000	1,092,595
Venture Global LNG, Inc.(1)	8.38	06/01/31	1,185,000	1,217,606
Venture Global LNG, Inc.(1)	9.50	02/01/29	1,595,000	1,717,636
Venture Global LNG, Inc.(1)	9.88	02/01/32	1,205,000	1,287,876
Venture Global Plaquemines LNG LLC(1)	6.50	01/15/34	1,075,000	1,126,695
Venture Global Plaquemines LNG LLC(1)	6.75	01/15/36	1,105,000	1,171,019
Venture Global Plaquemines LNG LLC(1)	7.50	05/01/33	690,000	759,275
Venture Global Plaquemines LNG LLC(1)	7.75	05/01/35	590,000	666,171
				25,783,502
REAL ESTATE – 0.5%
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	335,000	337,902
Cushman & Wakefield US Borrower LLC(1)	8.88	09/01/31	220,000	235,857
Greystar Real Estate Partners LLC(1)	7.75	09/01/30	225,000	238,108
Howard Hughes Corp.(1)	4.13	02/01/29	315,000	302,984
Howard Hughes Corp.(1)	4.38	02/01/31	375,000	353,854
Howard Hughes Corp.(1)	5.38	08/01/28	410,000	409,603
Newmark Group, Inc.	7.50	01/12/29	220,000	235,795
				2,114,103
REAL ESTATE INVESTMENT TRUSTS (REITS) – 3.6%
Arbor Realty SR, Inc.(1)	7.88	07/15/30	270,000	274,834
Brandywine Operating Partnership LP	3.95	11/15/27	250,000	246,303
Brandywine Operating Partnership LP	4.55	10/01/29	165,000	158,723
Brandywine Operating Partnership LP	6.13	01/15/31	150,000	150,751
Brandywine Operating Partnership LP	8.30	03/15/28	195,000	208,432
Brandywine Operating Partnership LP	8.88	04/12/29	301,000	327,194
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	440,000	425,751
Iron Mountain, Inc.(1)	4.50	02/15/31	550,000	527,971
Iron Mountain, Inc.(1)	4.88	09/15/27	455,000	453,898
Iron Mountain, Inc.(1)	4.88	09/15/29	470,000	464,202
Iron Mountain, Inc.(1)	5.00	07/15/28	340,000	338,343
Iron Mountain, Inc.(1)	5.25	03/15/28	519,000	519,091
Iron Mountain, Inc.(1)	5.25	07/15/30	730,000	727,203
Iron Mountain, Inc.(1)	5.63	07/15/32	330,000	330,206
Iron Mountain, Inc.(1)	6.25	01/15/33	645,000	660,239
Iron Mountain, Inc.(1)	7.00	02/15/29	480,000	494,748

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 3.6% (Continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	$330,000	$326,914
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	315,000	309,122
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	5.50	08/01/30	275,000	280,312
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	7.00	07/15/31	275,000	289,083
Millrose Properties, Inc.(1)	6.25	09/15/32	415,000	417,353
Millrose Properties, Inc.(1)	6.38	08/01/30	650,000	659,029
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	4.88	05/15/29	430,000	418,365
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	5.88	10/01/28	390,000	389,932
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	7.00	02/01/30	260,000	266,456
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	325,000	319,973
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	375,000	374,421
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	04/01/32	515,000	530,261
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	06/15/33	340,000	351,170
RHP Hotel Properties LP/RHP Finance Corp.(1)	7.25	07/15/28	215,000	221,842
RLJ Lodging Trust LP(1)	4.00	09/15/29	275,000	259,890
SBA Communications Corp.	3.13	02/01/29	825,000	780,530
SBA Communications Corp.	3.88	02/15/27	770,000	761,867
Starwood Property Trust, Inc.(1)	4.38	01/15/27	265,000	262,806
Starwood Property Trust, Inc.(1)	5.25	10/15/28	285,000	286,211
Starwood Property Trust, Inc.(1)	5.75	01/15/31	250,000	253,840
Starwood Property Trust, Inc.(1)	6.00	04/15/30	215,000	220,002
Starwood Property Trust, Inc.(1)	6.50	07/01/30	295,000	307,158
Starwood Property Trust, Inc.(1)	6.50	10/15/30	235,000	245,088
Starwood Property Trust, Inc.(1)	7.25	04/01/29	340,000	358,518
Vornado Realty LP	3.40	06/01/31	190,000	171,328
				15,369,360
RETAIL – 4.6%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	390,000	376,236
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	900,000	884,698
1011778 BC ULC/New Red Finance, Inc.(1)	5.63	09/15/29	260,000	264,946
1011778 BC ULC/New Red Finance, Inc.(1)	6.13	06/15/29	570,000	586,441
Academy Ltd.(1)	6.00	11/15/27	225,000	226,304
Advance Auto Parts, Inc.	1.75	10/01/27	205,000	192,095
Advance Auto Parts, Inc.	3.50	03/15/32	185,000	160,409
Advance Auto Parts, Inc.	3.90	04/15/30	275,000	252,378
Advance Auto Parts, Inc.	5.95	03/09/28	130,000	131,940
Advance Auto Parts, Inc.(1)	7.00	08/01/30	550,000	555,397
Advance Auto Parts, Inc.(1)	7.38	08/01/33	510,000	516,860
Asbury Automotive Group, Inc.	4.50	03/01/28	260,000	258,056
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	395,000	384,006
Asbury Automotive Group, Inc.	4.75	03/01/30	270,000	264,137
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	280,000	269,856
Bath & Body Works, Inc.	5.25	02/01/28	190,000	191,447
Bath & Body Works, Inc.(1)	6.63	10/01/30	470,000	483,734
Bath & Body Works, Inc.	6.69	01/15/27	121,000	123,615

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 4.6% (Continued)
Bath & Body Works, Inc.	6.75	07/01/36	$325,000	$336,994
Bath & Body Works, Inc.	6.88	11/01/35	450,000	471,307
Bath & Body Works, Inc.	7.50	06/15/29	275,000	283,131
Brinker International, Inc.(1)	8.25	07/15/30	195,000	206,687
FirstCash, Inc.(1)	4.63	09/01/28	255,000	251,706
FirstCash, Inc.(1)	5.63	01/01/30	300,000	301,475
FirstCash, Inc.(1)	6.88	03/01/32	275,000	285,691
Gap, Inc.(1)	3.63	10/01/29	385,000	362,676
Gap, Inc.(1)	3.88	10/01/31	405,000	370,872
Group 1 Automotive, Inc.(1)	4.00	08/15/28	390,000	378,656
Group 1 Automotive, Inc.(1)	6.38	01/15/30	280,000	286,128
Ken Garff Automotive LLC(1)	4.88	09/15/28	220,000	216,541
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	410,000	409,594
Kohl’s Corp.(1)	10.00	06/01/30	190,000	206,614
Lithia Motors, Inc.(1)	3.88	06/01/29	385,000	367,982
Lithia Motors, Inc.(1)	4.38	01/15/31	295,000	281,492
Lithia Motors, Inc.(1)	4.63	12/15/27	220,000	218,993
Lithia Motors, Inc.(1)	5.50	10/01/30	330,000	330,815
Macy’s Retail Holdings LLC	4.30	02/15/43	150,000	108,856
Macy’s Retail Holdings LLC	4.50	12/15/34	180,000	160,537
Macy’s Retail Holdings LLC	5.13	01/15/42	110,000	89,811
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	230,000	231,394
Macy’s Retail Holdings LLC(1)	7.38	08/01/33	275,000	290,128
Murphy Oil USA, Inc.(1)	3.75	02/15/31	275,000	256,267
Murphy Oil USA, Inc.	4.75	09/15/29	258,000	255,232
Murphy Oil USA, Inc.	5.63	05/01/27	170,000	170,162
Nordstrom, Inc.	4.00	03/15/27	200,000	196,924
Nordstrom, Inc.	4.25	08/01/31	205,000	187,686
Nordstrom, Inc.	4.38	04/01/30	210,000	199,650
Nordstrom, Inc.	5.00	01/15/44	540,000	407,929
Nordstrom, Inc.	6.95	03/15/28	215,000	223,604
Penske Automotive Group, Inc.	3.75	06/15/29	274,000	263,488
QXO Building Products, Inc.(1)	6.75	04/30/32	1,180,000	1,224,549
Sally Holdings LLC/Sally Capital, Inc.	6.75	03/01/32	330,000	343,808
Sonic Automotive, Inc.(1)	4.63	11/15/29	335,000	326,048
Sonic Automotive, Inc.(1)	4.88	11/15/31	280,000	266,634
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	330,000	320,250
Vivo Energy Investments BV(1)	5.13	09/24/27	160,000	159,755
Yum! Brands, Inc.	3.63	03/15/31	540,000	507,638
Yum! Brands, Inc.	4.63	01/31/32	595,000	581,758
Yum! Brands, Inc.(1)	4.75	01/15/30	435,000	434,451
Yum! Brands, Inc.	5.35	11/01/43	140,000	137,680
Yum! Brands, Inc.	5.38	04/01/32	525,000	531,396
Yum! Brands, Inc.	6.88	11/15/37	180,000	201,564
				19,767,108

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 0.5%
Amkor Technology, Inc.(1)	5.88	10/01/33	$270,000	$275,003
Kioxia Holdings Corp.(1)	6.25	07/24/30	560,000	578,817
Kioxia Holdings Corp.(1)	6.63	07/24/33	603,000	629,703
ON Semiconductor Corp.(1)	3.88	09/01/28	365,000	356,505
Synaptics, Inc.(1)	4.00	06/15/29	195,000	187,397
				2,027,425
SOFTWARE – 1.1%
Elastic NV(1)	4.13	07/15/29	295,000	284,659
Fair Isaac Corp.(1)	4.00	06/15/28	485,000	476,414
Fair Isaac Corp.(1)	6.00	05/15/33	800,000	816,317
Open Text Corp.(1)	3.88	02/15/28	460,000	448,573
Open Text Corp.(1)	3.88	12/01/29	485,000	459,505
Open Text Holdings, Inc.(1)	4.13	02/15/30	475,000	453,940
Open Text Holdings, Inc.(1)	4.13	12/01/31	350,000	326,123
PTC, Inc.(1)	4.00	02/15/28	275,000	270,896
RingCentral, Inc.(1)	8.50	08/15/30	190,000	202,553
ROBLOX Corp.(1)	3.88	05/01/30	535,000	512,425
Twilio, Inc.	3.63	03/15/29	265,000	254,798
Twilio, Inc.	3.88	03/15/31	275,000	260,514
				4,766,717
TELECOMMUNICATIONS – 3.5%
Bell Telephone Co. of Canada or Bell Canada	6.88	09/15/55	500,000	522,455
Bell Telephone Co. of Canada or Bell Canada	7.00	09/15/55	710,000	746,819
British Telecommunications PLC(1)	4.25	11/23/81	304,000	300,864
British Telecommunications PLC(1)	4.88	11/23/81	240,000	232,462
Ciena Corp.(1)	4.00	01/31/30	195,000	187,588
Fibercop SpA(1)	6.00	09/30/34	315,000	298,244
Fibercop SpA(1)	6.38	11/15/33	270,000	267,775
Fibercop SpA(1)	7.20	07/18/36	235,000	238,640
Fibercop SpA(1)	7.72	06/04/38	265,000	269,273
Frontier Florida LLC	6.86	02/01/28	145,000	150,867
Millicom International Cellular SA(1)	4.50	04/27/31	415,000	388,025
Millicom International Cellular SA(1)	5.13	01/15/28	220,500	219,608
Millicom International Cellular SA(1)	6.25	03/25/29	342,000	345,268
Millicom International Cellular SA(1)	7.38	04/02/32	255,000	266,560
Rogers Communications, Inc.(1)	5.25	03/15/82	400,000	397,944
Rogers Communications, Inc.	7.00	04/15/55	590,000	617,644
Rogers Communications, Inc.	7.13	04/15/55	530,000	567,516
Telecom Italia Capital SA	6.00	09/30/34	235,000	241,052
Telecom Italia Capital SA	6.38	11/15/33	293,000	309,168
Telecom Italia Capital SA	7.20	07/18/36	255,000	278,172
Telecom Italia Capital SA	7.72	06/04/38	290,000	324,702
TELUS Corp.	6.63	10/15/55	385,000	397,311
TELUS Corp.	7.00	10/15/55	405,000	432,329
Viasat, Inc.(1)	5.63	04/15/27	325,000	324,975
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	725,000	662,478
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	705,000	653,056

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 3.5% (Continued)
Vmed O2 UK Financing I PLC(1)	6.75	01/15/33	$450,000	$451,668
Vmed O2 UK Financing I PLC(1)	7.75	04/15/32	565,000	586,428
Vodafone Group PLC	4.13	06/04/81	540,000	509,483
Vodafone Group PLC	5.13	06/04/81	505,000	408,981
Vodafone Group PLC	7.00	04/04/79	1,065,000	1,125,289
WULF Compute LLC(1)	7.75	10/15/30	1,680,000	1,746,452
Zegona Finance PLC(1)	8.63	07/15/29	425,000	452,829
				14,921,925
TRANSPORTATION – 0.6%
Danaos Corp.(1)	6.88	10/15/32	260,000	255,898
Danaos Corp.(1)	8.50	03/01/28	145,000	146,683
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	347,000	335,791
Genesee & Wyoming, Inc.(1)	6.25	04/15/32	365,000	372,824
Rand Parent LLC(1)	8.50	02/15/30	450,000	460,438
RXO, Inc.(1)	7.50	11/15/27	165,000	168,594
Stonepeak Nile Parent LLC(1)	7.25	03/15/32	275,000	291,014
XPO CNW, Inc.	6.70	05/01/34	140,000	149,439
XPO, Inc.(1)	7.13	06/01/31	280,000	292,596
XPO, Inc.(1)	7.13	02/01/32	275,000	290,143
				2,763,420
TRUCKING & LEASING – 0.5%
FTAI Aviation Investors LLC(1)	5.50	05/01/28	540,000	540,742
FTAI Aviation Investors LLC(1)	5.88	04/15/33	270,000	272,614
FTAI Aviation Investors LLC(1)	7.00	05/01/31	385,000	403,802
FTAI Aviation Investors LLC(1)	7.00	06/15/32	435,000	456,001
FTAI Aviation Investors LLC(1)	7.88	12/01/30	235,000	249,948
				1,923,107
TOTAL CORPORATE BONDS (Cost - $416,229,742)				420,607,634

SHORT-TERM INVESTMENTS – 0.9%
TIME DEPOSITS – 0.9%
Citibank, New York	3.21	11/03/25	3,744,701	3,744,701
TOTAL SHORT-TERM INVESTMENTS (Cost - $3,744,701)				3,744,701

TOTAL INVESTMENTS – 99.4% (Cost - $419,974,443)				$424,352,335
OTHER ASSETS LESS LIABILITIES – 0.6%				2,623,661
NET ASSETS – 100.0%				$426,975,996

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2025, amounts to $326,104,906 and represents 76.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.7%
ADVERTISING – 1.9%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$40,000	$34,417
Clear Channel Outdoor Holdings, Inc.(1)	7.13	02/15/31	90,000	92,897
Clear Channel Outdoor Holdings, Inc.(1)	7.50	03/15/33	65,000	68,032
Clear Channel Outdoor Holdings, Inc.(1)	7.88	04/01/30	65,000	68,201
Dotdash Meredith, Inc.(1)	7.63	06/15/32	30,000	27,000
Neptune Bidco US, Inc.(1)	9.29	04/15/29	190,000	187,798
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	40,000	38,660
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	35,000	33,840
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	45,000	44,851
Stagwell Global LLC(1)	5.63	08/15/29	80,000	76,301
				671,997
AEROSPACE/DEFENSE – 3.1%
Bombardier, Inc.(1)	6.00	02/15/28	55,000	55,170
Bombardier, Inc.(1)	6.75	06/15/33	50,000	52,550
Bombardier, Inc.(1)	7.00	06/01/32	60,000	63,068
Bombardier, Inc.(1)	7.25	07/01/31	60,000	63,760
Bombardier, Inc.(1)	7.45	05/01/34	40,000	44,536
Bombardier, Inc.(1)	7.50	02/01/29	55,000	57,337
Bombardier, Inc.(1)	8.75	11/15/30	50,000	53,988
Efesto Bidco SpA/Efesto US LLC(1)	7.50	02/15/32	60,000	59,952
Goat Holdco LLC(1)	6.75	02/01/32	55,000	56,215
Spirit AeroSystems, Inc.(1)	9.75	11/15/30	85,000	93,493
TransDigm, Inc.	4.63	01/15/29	95,000	93,513
TransDigm, Inc.	4.88	05/01/29	52,000	51,571
TransDigm, Inc.(1)	6.38	05/31/33	200,000	204,366
TransDigm, Inc.(1)	6.75	01/31/34	145,000	150,368
				1,099,887
AIRLINES – 1.0%
JetBlue Airways Corp./JetBlue Loyalty LP(1)	9.88	09/20/31	145,000	142,662
OneSky Flight LLC(1)	8.88	12/15/29	40,000	42,549
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	6.38	02/01/30	80,000	77,334
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	7.88	05/01/27	35,000	35,540
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	9.50	06/01/28	40,000	41,627
				339,712
APPAREL – 0.7%
Champ Acquisition Corp.(1)	8.38	12/01/31	40,000	42,703
Crocs, Inc.(1)	4.13	08/15/31	25,000	22,985
Crocs, Inc.(1)	4.25	03/15/29	25,000	24,099
Hanesbrands, Inc.(1)	9.00	02/15/31	45,000	47,505
S&S Holdings LLC(1)	8.38	10/01/31	45,000	43,036
Under Armour, Inc.(1)	7.25	07/15/30	25,000	24,739
Wolverine World Wide, Inc.(1)	4.00	08/15/29	40,000	36,672
				241,739

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 0.6%
Aston Martin Capital Holdings Ltd.(1)	10.00	03/31/29	$75,000	$66,779
JB Poindexter & Co., Inc.(1)	8.75	12/15/31	65,000	68,101
New Flyer Holdings, Inc.(1)	9.25	07/01/30	50,000	53,279
Wabash National Corp.(1)	4.50	10/15/28	35,000	30,890
				219,049
AUTO PARTS & EQUIPMENT – 2.6%
Adient Global Holdings Ltd.(1)	7.50	02/15/33	60,000	62,082
Adient Global Holdings Ltd.(1)	8.25	04/15/31	35,000	36,590
American Axle & Manufacturing, Inc.	5.00	10/01/29	45,000	42,801
American Axle & Manufacturing, Inc.	6.50	04/01/27	35,000	35,000
American Axle & Manufacturing, Inc.	6.88	07/01/28	18,000	18,049
American Axle & Manufacturing, Inc.(1)	7.75	10/15/33	90,000	90,219
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	55,000	56,375
Clarios Global LP/Clarios US Finance Co.(1)	6.75	02/15/30	70,000	72,616
Clarios Global LP/Clarios US Finance Co.(1)	6.75	09/15/32	90,000	92,156
Goodyear Tire & Rubber Co.	4.88	03/15/27	50,000	49,666
Goodyear Tire & Rubber Co.	5.00	07/15/29	60,000	57,162
Goodyear Tire & Rubber Co.	5.25	04/30/31	40,000	36,943
Goodyear Tire & Rubber Co.	5.25	07/15/31	45,000	41,066
Goodyear Tire & Rubber Co.	5.63	04/30/33	40,000	36,094
Goodyear Tire & Rubber Co.	6.63	07/15/30	40,000	39,767
Tenneco, Inc.(1)	8.00	11/17/28	140,000	139,727
Titan International, Inc.	7.00	04/30/28	30,000	30,091
				936,404
BANKS – 0.2%
Freedom Mortgage Corp.(1)	6.63	01/15/27	35,000	35,102
Freedom Mortgage Corp.(1)	12.25	10/01/30	40,000	44,559
				79,661
BEVERAGES – 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(1)	6.25	04/01/29	50,000	50,131

BUILDING MATERIALS – 1.2%
AmeriTex Hold Co. Intermediate LLC(1)	7.63	08/15/33	55,000	57,576
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	55,000	50,892
Cornerstone Building Brands, Inc.(1)	9.50	08/15/29	30,000	27,715
CP Atlas Buyer, Inc.(1)	9.75	07/15/30	35,000	36,542
Griffon Corp.	5.75	03/01/28	70,000	70,044
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	40,000	38,912
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	45,000	44,832
Quikrete Holdings, Inc.(1)	6.75	03/01/33	110,000	114,559
				441,072
CHEMICALS – 3.2%
Cerdia Finanz GmbH(1)	9.38	10/03/31	65,000	68,043
Chemours Co.(1)	4.63	11/15/29	50,000	43,920
Chemours Co.	5.38	05/15/27	45,000	44,855
Chemours Co.(1)	5.75	11/15/28	50,000	47,954
Chemours Co.(1)	8.00	01/15/33	45,000	43,538

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 3.2% (Continued)
Consolidated Energy Finance SA(1)	5.63	10/15/28	$35,000	$23,943
Consolidated Energy Finance SA(1)	12.00	02/15/31	45,000	32,038
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	40,000	39,988
Herens Holdco Sarl(1)	4.75	05/15/28	25,000	21,126
INEOS Quattro Finance 2 PLC(1)	9.63	03/15/29	30,000	28,153
Inversion Escrow Issuer LLC(1)	6.75	08/01/32	80,000	78,183
Olympus Water US Holding Corp.(1)	4.25	10/01/28	65,000	62,446
Olympus Water US Holding Corp.(1)	7.13	10/01/27	30,000	30,534
Olympus Water US Holding Corp.(1)	7.25	06/15/31	60,000	60,093
Olympus Water US Holding Corp.(1)	7.25	02/15/33	115,000	114,566
Rain Carbon, Inc.(1)	12.25	09/01/29	30,000	31,985
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	80,000	79,178
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	55,000	54,938
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	50,000	49,206
Tronox, Inc.(1)	4.63	03/15/29	80,000	49,263
Tronox, Inc.(1)	9.13	09/30/30	30,000	27,399
WR Grace Holdings LLC(1)	4.88	06/15/27	32,000	31,751
WR Grace Holdings LLC(1)	6.63	08/15/32	55,000	53,168
WR Grace Holdings LLC(1)	7.38	03/01/31	30,000	30,079
				1,146,347
COMMERCIAL SERVICES – 6.6%
Allied Universal Holdco LLC(1)	7.88	02/15/31	180,000	187,605
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.88	06/15/30	75,000	77,008
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	90,000	88,149
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	55,000	53,907
Alta Equipment Group, Inc.(1)	9.00	06/01/29	40,000	36,291
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	4.75	04/01/28	40,000	38,414
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	40,000	38,557
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	28,000	27,833
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	18,000	17,950
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.00	02/15/31	35,000	35,608
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.25	01/15/30	55,000	56,184
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.38	06/15/32	45,000	46,138
Carriage Services, Inc.(1)	4.25	05/15/29	30,000	28,400
Cimpress PLC(1)	7.38	09/15/32	35,000	35,616
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	65,000	60,694
CPI CG, Inc.(1)	10.00	07/15/29	23,000	24,321
EquipmentShare.com, Inc.(1)	8.00	03/15/33	35,000	34,355
EquipmentShare.com, Inc.(1)	8.63	05/15/32	45,000	45,469
EquipmentShare.com, Inc.(1)	9.00	05/15/28	75,000	75,659
Garda World Security Corp.(1)	4.63	02/15/27	45,000	44,681
Garda World Security Corp.(1)	7.75	02/15/28	25,000	25,613
GEO Group, Inc.	10.25	04/15/31	45,000	49,319
Hertz Corp.(1)	12.63	07/15/29	95,000	94,142
ION Platform Finance US, Inc.(1)	7.88	09/30/32	115,000	112,311
Matthews International Corp.(1)	8.63	10/01/27	20,000	20,606
Mobius Merger Sub, Inc.(1)	9.00	06/01/30	35,000	29,189

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 6.6% (Continued)
NESCO Holdings II, Inc.(1)	5.50	04/15/29	$70,000	$68,489
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	25,000	23,545
PROG Holdings, Inc.(1)	6.00	11/15/29	45,000	43,954
Raven Acquisition Holdings LLC(1)	6.88	11/15/31	95,000	97,316
RR Donnelley & Sons Co.(1)	9.50	08/01/29	75,000	76,963
RR Donnelley & Sons Co.(1)	10.88	08/01/29	35,000	35,220
Sotheby’s(1)	7.38	10/15/27	55,000	55,063
Sotheby’s/Bidfair Holdings, Inc.(1)	5.88	06/01/29	25,000	23,747
StoneMor, Inc.(1)	8.50	05/15/29	25,000	24,771
Upbound Group, Inc.(1)	6.38	02/15/29	40,000	38,813
Valvoline, Inc.(1)	3.63	06/15/31	45,000	41,089
Veritiv Operating Co.(1)	10.50	11/30/30	85,000	88,564
VM Consolidated, Inc.(1)	5.50	04/15/29	25,000	24,794
VT Topco, Inc.(1)	8.50	08/15/30	40,000	41,640
Wand NewCo 3, Inc.(1)	7.63	01/30/32	90,000	94,151
Williams Scotsman, Inc.(1)	4.63	08/15/28	35,000	34,673
Williams Scotsman, Inc.(1)	6.63	06/15/29	45,000	46,368
Williams Scotsman, Inc.(1)	6.63	04/15/30	35,000	36,220
Williams Scotsman, Inc.(1)	7.38	10/01/31	35,000	36,653
ZipRecruiter, Inc.(1)	5.00	01/15/30	45,000	35,272
				2,351,324
COMPUTERS – 1.1%
Amentum Holdings, Inc.(1)	7.25	08/01/32	80,000	83,329
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	40,000	37,450
Diebold Nixdorf, Inc.(1)	7.75	03/31/30	70,000	74,302
Fortress Intermediate 3, Inc.(1)	7.50	06/01/31	55,000	57,419
NCR Voyix Corp.(1)	5.00	10/01/28	50,000	49,565
NCR Voyix Corp.(1)	5.13	04/15/29	23,000	22,784
Unisys Corp.(1)	10.63	01/15/31	50,000	53,131
				377,980
COSMETICS/PERSONAL CARE – 0.2%
Opal Bidco SAS(1)	6.50	03/31/32	80,000	82,464

DISTRIBUTION/WHOLESALE – 0.4%
Gates Corp./DE(1)	6.88	07/01/29	45,000	46,776
Velocity Vehicle Group LLC(1)	8.00	06/01/29	40,000	39,370
Windsor Holdings III LLC(1)	8.50	06/15/30	60,000	63,415
				149,561
DIVERSIFIED FINANCIAL SERVICES – 2.7%
AG Issuer LLC(1)	6.25	03/01/28	35,000	35,149
Aretec Group, Inc.(1)	10.00	08/15/30	50,000	54,465
Atlanticus Holdings Corp.(1)	9.75	09/01/30	30,000	29,187
Bread Financial Holdings, Inc.(1)	8.38	06/15/35	30,000	30,726
CrossCountry Intermediate Hold Co. LLC(1)	6.50	10/01/30	65,000	65,681
Enova International, Inc.(1)	9.13	08/01/29	30,000	31,467
Enova International, Inc.(1)	11.25	12/15/28	35,000	37,167
Focus Financial Partners LLC(1)	6.75	09/15/31	80,000	82,533

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 2.7% (Continued)
Freedom Mortgage Holdings LLC(1)	7.88	04/01/33	$35,000	$35,987
Freedom Mortgage Holdings LLC(1)	8.38	04/01/32	55,000	57,397
Freedom Mortgage Holdings LLC(1)	9.13	05/15/31	55,000	58,535
Freedom Mortgage Holdings LLC(1)	9.25	02/01/29	85,000	89,305
LFS Topco LLC(1)	8.75	07/15/30	30,000	29,394
Osaic Holdings, Inc.(1)	6.75	08/01/32	40,000	41,353
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	30,000	29,827
Phoenix Aviation Capital Ltd.(1)	9.25	07/15/30	45,000	47,445
Planet Financial Group LLC(1)	10.50	12/15/29	50,000	51,863
Provident Funding Associates LP/PFG Finance Corp.(1)	9.75	09/15/29	40,000	42,186
RFNA LP(1)	7.88	02/15/30	40,000	39,866
TrueNoord Capital DAC(1)	8.75	03/01/30	30,000	31,627
VFH Parent LLC/Valor Co.-Issuer, Inc.(1)	7.50	06/15/31	40,000	41,896
				963,056
ELECTRIC – 2.0%
Alpha Generation LLC(1)	6.25	01/15/34	50,000	50,616
Alpha Generation LLC(1)	6.75	10/15/32	80,000	82,282
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(1)	6.38	02/15/32	55,000	55,605
Calpine Corp.(1)	4.63	02/01/29	55,000	54,697
Calpine Corp.(1)	5.00	02/01/31	65,000	65,157
Calpine Corp.(1)	5.13	03/15/28	100,000	100,051
Pike Corp.(1)	5.50	09/01/28	55,000	54,924
Pike Corp.(1)	8.63	01/31/31	25,000	26,707
Talen Energy Supply LLC(1)	6.25	02/01/34	105,000	107,738
Talen Energy Supply LLC(1)	6.50	02/01/36	95,000	98,451
				696,228
ELECTRICAL COMPONENTS & EQUIPMENT – 0.4%
Energizer Holdings, Inc.(1)	4.38	03/31/29	60,000	57,662
Energizer Holdings, Inc.(1)	4.75	06/15/28	40,000	39,396
Energizer Holdings, Inc.(1)	6.00	09/15/33	30,000	29,019
				126,077
ENGINEERING & CONSTRUCTION – 0.5%
Arcosa, Inc.(1)	4.38	04/15/29	35,000	34,180
Arcosa, Inc.(1)	6.88	08/15/32	45,000	47,294
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	7.50	02/01/32	35,000	35,350
Railworks Holdings LP/Railworks Rally, Inc.(1)	8.25	11/15/28	25,000	25,135
Tutor Perini Corp.(1)	11.88	04/30/29	30,000	33,504
				175,463
ENTERTAINMENT – 4.4%
Banijay Entertainment SAS(1)	8.13	05/01/29	30,000	31,159
Boyne USA, Inc.(1)	4.75	05/15/29	50,000	49,066
Caesars Entertainment, Inc.(1)	4.63	10/15/29	90,000	84,731
Caesars Entertainment, Inc.(1)	6.00	10/15/32	85,000	81,161
Churchill Downs, Inc.(1)	4.75	01/15/28	50,000	49,581
Churchill Downs, Inc.(1)	5.50	04/01/27	45,000	45,012
Churchill Downs, Inc.(1)	5.75	04/01/30	95,000	95,397

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 4.4% (Continued)
Churchill Downs, Inc.(1)	6.75	05/01/31	$45,000	$46,066
Cinemark USA, Inc.(1)	5.25	07/15/28	55,000	54,784
Cinemark USA, Inc.(1)	7.00	08/01/32	35,000	36,312
Empire Resorts, Inc.(1)	7.75	11/01/26	20,000	19,823
Great Canadian Gaming Corp./Raptor LLC(1)	8.75	11/15/29	40,000	39,144
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	40,000	38,776
Light & Wonder International, Inc.(1)	6.25	10/01/33	80,000	79,725
Light & Wonder International, Inc.(1)	7.25	11/15/29	40,000	41,063
Light & Wonder International, Inc.(1)	7.50	09/01/31	40,000	41,549
Merlin Entertainments Group US Holdings, Inc.(1)	7.38	02/15/31	35,000	29,363
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	55,000	53,426
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC(1)	8.25	04/15/30	55,000	57,132
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC(1)	11.88	04/15/31	50,000	52,269
Motion FinCo. Sarl(1)	8.38	02/15/32	30,000	25,265
Odeon FinCo. PLC(1)	12.75	11/01/27	30,000	31,021
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.(1)	8.00	08/01/30	30,000	29,618
Penn Entertainment, Inc.(1)	4.13	07/01/29	25,000	23,298
Penn Entertainment, Inc.(1)	5.63	01/15/27	35,000	34,981
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(1)	6.63	02/01/33	45,000	45,513
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.(1)	6.25	10/15/30	45,000	45,395
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	60,000	54,855
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	55,000	53,981
Six Flags Entertainment Corp.(1)	5.50	04/15/27	35,000	34,925
Six Flags Entertainment Corp.(1)	7.25	05/15/31	60,000	60,198
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.25	07/15/29	35,000	33,661
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.38	04/15/27	35,000	34,868
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	6.50	10/01/28	25,000	25,061
Universal Entertainment Corp.(1)	9.88	08/01/29	25,000	24,937
				1,583,116
ENVIRONMENTAL CONTROL – 0.6%
Enviri Corp.(1)	5.75	07/31/27	35,000	34,758
Madison IAQ LLC(1)	4.13	06/30/28	50,000	48,993
Reworld Holding Corp.(1)	4.88	12/01/29	55,000	51,825
Waste Pro USA, Inc.(1)	7.00	02/01/33	65,000	67,725
				203,301
FOOD – 2.3%
Aragvi Finance International DAC(1)	11.13	11/20/29	45,000	44,935
B&G Foods, Inc.(1)	8.00	09/15/28	55,000	51,777
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	30,000	29,892
Fiesta Purchaser, Inc.(1)	7.88	03/01/31	35,000	37,081
Froneri Lux FinCo. Sarl(1)	6.00	08/01/32	45,000	45,450
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(1)	9.00	02/15/29	75,000	78,619
Post Holdings, Inc.(1)	4.50	09/15/31	74,000	69,548
Post Holdings, Inc.(1)	4.63	04/15/30	110,000	106,782
Post Holdings, Inc.(1)	5.50	12/15/29	90,000	90,155

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
FOOD – 2.3% (Continued)
Post Holdings, Inc.(1)	6.25	10/15/34	$40,000	$40,569
Post Holdings, Inc.(1)	6.38	03/01/33	90,000	91,377
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	65,000	62,360
Viking Baked Goods Acquisition Corp.(1)	8.63	11/01/31	65,000	65,381
				813,926
FOOD SERVICE – 0.3%
Aramark Services, Inc.(1)	5.00	02/01/28	85,000	84,974
TKC Holdings, Inc.(1)	6.88	05/15/28	30,000	30,282
				115,256
FOREST PRODUCTS & PAPER – 0.6%
Ahlstrom Holding 3 Oy(1)	4.88	02/04/28	20,000	19,467
Domtar Corp.(1)	6.75	10/01/28	45,000	34,200
Magnera Corp.(1)	4.75	11/15/29	40,000	33,349
Magnera Corp.(1)	7.25	11/15/31	60,000	51,863
Mercer International, Inc.	5.13	02/01/29	60,000	38,855
Mercer International, Inc.(1)	12.88	10/01/28	40,000	33,260
				210,994
GAS – 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	40,000	40,173
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.38	06/01/28	40,000	41,515
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.50	06/01/30	40,000	42,118
				123,806
HEALTHCARE-PRODUCTS – 1.2%
Bausch + Lomb Corp.(1)	8.38	10/01/28	105,000	109,856
Embecta Corp.(1)	5.00	02/15/30	35,000	33,236
Insulet Corp.(1)	6.50	04/01/33	30,000	31,286
Medline Borrower LP(1)	5.25	10/01/29	185,000	184,417
Neogen Food Safety Corp.(1)	8.63	07/20/30	25,000	26,463
Varex Imaging Corp.(1)	7.88	10/15/27	25,000	25,596
				410,854
HEALTHCARE-SERVICES – 5.6%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	35,000	34,277
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	35,000	34,796
Acadia Healthcare Co., Inc.(1)	7.38	03/15/33	40,000	41,401
AHP Health Partners, Inc.(1)	5.75	07/15/29	20,000	19,977
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	85,000	75,964
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	120,000	112,593
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	45,000	44,585
CHS/Community Health Systems, Inc.(1)	9.75	01/15/34	130,000	137,805
CHS/Community Health Systems, Inc.(1)	10.88	01/15/32	165,000	178,081
Concentra Health Services, Inc.(1)	6.88	07/15/32	50,000	52,214
Fortrea Holdings, Inc.(1)	7.50	07/01/30	45,000	43,258
Global Medical Response, Inc.(1)	7.38	10/01/32	70,000	73,296
HAH Group Holding Co. LLC(1)	9.75	10/01/31	50,000	47,446
HealthEquity, Inc.(1)	4.50	10/01/29	45,000	43,848

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 5.6% (Continued)
Kedrion SpA(1)	6.50	09/01/29	$60,000	$58,691
LifePoint Health, Inc.(1)	8.38	02/15/32	55,000	59,436
LifePoint Health, Inc.(1)	9.88	08/15/30	55,000	59,448
LifePoint Health, Inc.(1)	11.00	10/15/30	80,000	88,308
Prime Healthcare Services, Inc.(1)	9.38	09/01/29	110,000	115,818
Radiology Partners, Inc.(1)	8.50	07/15/32	65,000	67,679
Select Medical Corp.(1)	6.25	12/01/32	40,000	40,617
Sotera Health Holdings LLC(1)	7.38	06/01/31	55,000	57,868
Star Parent, Inc.(1)	9.00	10/01/30	75,000	80,177
Team Health Holdings, Inc.(1)	8.38	06/30/28	30,000	30,342
Tenet Healthcare Corp.	6.13	10/01/28	190,000	190,364
Tenet Healthcare Corp.	6.25	02/01/27	110,000	110,256
Tenet Healthcare Corp.	6.88	11/15/31	25,000	27,178
US Acute Care Solutions LLC(1)	9.75	05/15/29	80,000	81,565
				2,007,288
HOLDING COMPANIES-DIVERS – 0.2%
Clue Opco LLC(1)	9.50	10/15/31	55,000	56,120

HOME BUILDERS – 1.0%
Adams Homes, Inc.(1)	9.25	10/15/28	30,000	31,267
Beazer Homes USA, Inc.	5.88	10/15/27	30,000	30,044
Beazer Homes USA, Inc.	7.25	10/15/29	25,000	25,373
Beazer Homes USA, Inc.(1)	7.50	03/15/31	15,000	15,201
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	40,000	36,989
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	5.00	06/15/29	25,000	24,081
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	40,000	40,031
Empire Communities Corp.(1)	9.75	05/01/29	35,000	35,832
K Hovnanian Enterprises, Inc.(1)	8.00	04/01/31	30,000	30,673
K Hovnanian Enterprises, Inc.(1)	8.38	10/01/33	35,000	35,866
New Home Co., Inc.(1)	8.50	11/01/30	20,000	20,721
New Home Co., Inc.(1)	9.25	10/01/29	25,000	26,250
				352,328
HOUSEHOLD PRODUCTS/WARES – 0.1%
ACCO Brands Corp.(1)	4.25	03/15/29	45,000	39,592

HOUSEWARES – 1.4%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(1)	9.50	10/15/29	55,000	38,565
Newell Brands, Inc.	6.38	09/15/27	40,000	40,019
Newell Brands, Inc.	6.38	05/15/30	65,000	61,912
Newell Brands, Inc.	6.63	09/15/29	30,000	29,395
Newell Brands, Inc.	6.63	05/15/32	35,000	32,987
Newell Brands, Inc.	7.38	04/01/36	30,000	28,338
Newell Brands, Inc.	7.50	04/01/46	50,000	41,375
Newell Brands, Inc.(1)	8.50	06/01/28	95,000	97,700
Scotts Miracle-Gro Co.	4.00	04/01/31	30,000	27,828
Scotts Miracle-Gro Co.	4.38	02/01/32	35,000	32,473
Scotts Miracle-Gro Co.	4.50	10/15/29	35,000	34,137
Scotts Miracle-Gro Co.	5.25	12/15/26	20,000	20,036
				484,765

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 4.4%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	$60,000	$57,648
Acrisure LLC/Acrisure Finance, Inc.(1)	6.75	07/01/32	40,000	41,049
Acrisure LLC/Acrisure Finance, Inc.(1)	7.50	11/06/30	80,000	82,804
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	4.25	10/15/27	55,000	54,204
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.50	10/01/31	80,000	82,139
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	04/15/28	90,000	91,698
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.00	01/15/31	105,000	108,853
AmWINS Group, Inc.(1)	4.88	06/30/29	60,000	58,001
AmWINS Group, Inc.(1)	6.38	02/15/29	55,000	56,098
Ardonagh FinCo. Ltd.(1)	7.75	02/15/31	100,000	104,689
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance(1)	7.13	05/15/31	45,000	46,220
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	7.25	02/15/31	70,000	72,212
HUB International Ltd.(1)	5.63	12/01/29	35,000	34,924
HUB International Ltd.(1)	7.25	06/15/30	240,000	250,738
HUB International Ltd.(1)	7.38	01/31/32	150,000	155,557
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	50,000	52,552
Panther Escrow Issuer LLC(1)	7.13	06/01/31	220,000	227,547
				1,576,933
INTERNET – 1.9%
ANGI Group LLC(1)	3.88	08/15/28	40,000	36,816
Arches Buyer, Inc.(1)	4.25	06/01/28	70,000	68,453
Cablevision Lightpath LLC(1)	3.88	09/15/27	30,000	29,413
Cars.com, Inc.(1)	6.38	11/01/28	35,000	34,888
Cogent Communications Group LLC/Cogent Finance, Inc.(1)	7.00	06/15/27	30,000	29,957
Cogent Communications Group LLC/Cogent Finance, Inc.(1)	7.00	06/15/27	25,000	24,941
Getty Images, Inc.(1)	10.50	11/15/30	45,000	45,414
Getty Images, Inc.(1)	11.25	02/21/30	40,000	39,743
Getty Images, Inc.(1)	14.00	03/01/28	20,000	19,525
GrubHub Holdings, Inc.(1)	13.00	07/31/30	8,070	6,880
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	4.63	05/01/28	30,000	28,614
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	5.00	05/01/28	25,000	23,346
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	5.75	05/15/28	25,000	23,897
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	8.75	05/01/29	50,000	50,936
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	9.00	08/01/29	40,000	40,538
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	9.50	05/30/29	60,000	61,380
Rakuten Group, Inc.(1),(2)	6.25	-	40,000	38,644
Rakuten Group, Inc.(1),(2)	8.13	-	70,000	73,199
				676,584
INVESTMENT COMPANIES – 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	50,000	43,195
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	100,000	98,334
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.00	06/15/30	55,000	52,991
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.75	01/15/29	55,000	55,264
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(1)	10.00	11/15/29	75,000	75,369
				325,153

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
IRON/STEEL – 0.1%
Algoma Steel, Inc.(1)	9.13	04/15/29	$25,000	$20,524

LEISURE TIME – 1.9%
Kingpin Intermediate Holdings LLC(1)	7.25	10/15/32	35,000	32,895
Lindblad Expeditions LLC(1)	7.00	09/15/30	50,000	50,955
NCL Corp. Ltd.(1)	5.88	01/15/31	90,000	90,014
NCL Corp. Ltd.(1)	6.25	03/01/30	20,000	20,352
NCL Corp. Ltd.(1)	6.25	09/15/33	60,000	60,723
NCL Corp. Ltd.(1)	6.75	02/01/32	140,000	143,946
NCL Corp. Ltd.(1)	7.75	02/15/29	50,000	53,511
NCL Finance Ltd.(1)	6.13	03/15/28	40,000	40,871
Sabre GLBL, Inc.(1)	8.63	06/01/27	32,000	32,193
Sabre GLBL, Inc.(1)	10.75	11/15/29	56,000	53,410
Sabre GLBL, Inc.(1)	11.13	07/15/30	105,000	99,356
				678,226
LODGING – 0.9%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	4.88	07/01/31	35,000	32,387
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	5.00	06/01/29	70,000	67,264
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	35,000	33,752
Marriott Ownership Resorts, Inc.	4.75	01/15/28	30,000	29,697
Marriott Ownership Resorts, Inc.(1)	6.50	10/01/33	45,000	44,428
Station Casinos LLC(1)	4.50	02/15/28	55,000	54,173
Station Casinos LLC(1)	4.63	12/01/31	35,000	32,904
Station Casinos LLC(1)	6.63	03/15/32	40,000	40,684
				335,289
MACHINERY-CONSTRUCTION & MINING – 0.1%
Manitowoc Co., Inc.(1)	9.25	10/01/31	20,000	21,044

MACHINERY-DIVERSIFIED – 0.7%
Chart Industries, Inc.(1)	9.50	01/01/31	35,000	37,604
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC(1)	9.00	02/15/29	80,000	82,751
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	115,000	114,951
				235,306
MEDIA – 4.2%
AMC Networks, Inc.(1)	10.25	01/15/29	55,000	57,782
AMC Networks, Inc.(1)	10.50	07/15/32	35,000	36,833
Block Communications, Inc.(1)	4.88	03/01/28	20,000	18,772
Cable One, Inc.(1)	4.00	11/15/30	50,000	39,564
DISH Network Corp.(1)	11.75	11/15/27	265,000	279,153
Gray Media, Inc.(1)	7.25	08/15/33	55,000	53,907
Gray Media, Inc.(1)	10.50	07/15/29	100,000	107,830
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	60,000	59,923
McGraw-Hill Education, Inc.(1)	7.38	09/01/31	50,000	51,360
Midcontinent Communications(1)	8.00	08/15/32	50,000	50,992
Scripps Escrow II, Inc.(1)	3.88	01/15/29	40,000	36,205
Sinclair Television Group, Inc.(1)	8.13	02/15/33	105,000	107,129
Univision Communications, Inc.(1)	4.50	05/01/29	85,000	79,965
Univision Communications, Inc.(1)	7.38	06/30/30	65,000	65,281

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 4.2% (Continued)
Univision Communications, Inc.(1)	8.00	08/15/28	$105,000	$108,167
Univision Communications, Inc.(1)	8.50	07/31/31	85,000	87,032
Univision Communications, Inc.(1)	9.38	08/01/32	115,000	121,513
Virgin Media Finance PLC(1)	5.00	07/15/30	70,000	62,556
Virgin Media Vendor Financing Notes IV DAC(1)	5.00	07/15/28	40,000	39,226
Ziggo Bond Co. BV(1)	5.13	02/28/30	35,000	31,008
				1,494,198
METAL FABRICATE/HARDWARE – 0.3%
Park-Ohio Industries, Inc.(1)	8.50	08/01/30	30,000	30,648
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	40,000	39,248
TMS International Corp./DE(1)	6.25	04/15/29	25,000	24,568
				94,464
MINING – 1.3%
Arsenal AIC Parent LLC(1)	11.50	10/01/31	40,000	44,507
Century Aluminum Co.(1)	6.88	08/01/32	30,000	30,880
Coeur Mining, Inc.(1)	5.13	02/15/29	25,000	24,769
Compass Minerals International, Inc.(1)	8.00	07/01/30	50,000	52,074
Eldorado Gold Corp.(1)	6.25	09/01/29	40,000	40,112
Hecla Mining Co.	7.25	02/15/28	17,000	17,145
Hudbay Minerals, Inc.(1)	6.13	04/01/29	40,000	40,532
IAMGOLD Corp.(1)	5.75	10/15/28	30,000	29,967
JW Aluminum Continuous Cast Co.(1)	10.25	04/01/30	25,000	25,761
Kaiser Aluminum Corp.(1)	4.50	06/01/31	40,000	38,196
Kaiser Aluminum Corp.(1)	4.63	03/01/28	35,000	34,996
New Gold, Inc.(1)	6.88	04/01/32	30,000	31,394
Taseko Mines Ltd.(1)	8.25	05/01/30	40,000	42,340
				452,673
MISCELLANEOUS MANUFACTURER – 0.3%
Calderys Financing LLC(1)	11.25	06/01/28	40,000	42,311
LSB Industries, Inc.(1)	6.25	10/15/28	30,000	29,596
Maxam Prill Sarl(1)	7.75	07/15/30	35,000	35,771
				107,678
OFFICE FURNISHINGS – 0.1%
Interface, Inc.(1)	5.50	12/01/28	30,000	30,079

OFFICE/BUSINESS EQUIPMENT – 0.2%
Pitney Bowes, Inc.(1)	6.88	03/15/27	30,000	30,165
Pitney Bowes, Inc.(1)	7.25	03/15/29	20,000	20,270
Xerox Corp.(1)	13.50	04/15/31	40,000	38,720
				89,155
OIL & GAS – 4.8%
Aethon United BR LP/Aethon United Finance Corp.(1)	7.50	10/01/29	70,000	72,683
BKV Upstream Midstream LLC(1)	7.50	10/15/30	40,000	40,092
Borr IHC Ltd./Borr Finance LLC(1)	10.00	11/15/28	89,024	89,459
Borr IHC Ltd./Borr Finance LLC(1)	10.38	11/15/30	46,359	46,465
Caturus Energy LLC(1)	8.50	02/15/30	35,000	35,784

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 4.8% (Continued)
CITGO Petroleum Corp.(1)	8.38	01/15/29	$80,000	$83,392
Comstock Resources, Inc.(1)	5.88	01/15/30	65,000	61,916
Comstock Resources, Inc.(1)	6.75	03/01/29	90,000	89,293
Comstock Resources, Inc.(1)	6.75	03/01/29	40,000	39,732
CVR Energy, Inc.(1)	5.75	02/15/28	25,000	24,760
CVR Energy, Inc.(1)	8.50	01/15/29	45,000	46,147
EnQuest PLC(1)	11.63	11/01/27	30,000	30,608
Gulfport Energy Operating Corp.(1)	6.75	09/01/29	50,000	51,113
Kraken Oil & Gas Partners LLC(1)	7.63	08/15/29	40,000	39,196
Long Ridge Energy LLC(1)	8.75	02/15/32	45,000	46,565
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.88	12/01/32	30,000	30,445
Moss Creek Resources Holdings, Inc.(1)	8.25	09/01/31	55,000	53,141
Nabors Industries, Inc.(1)	7.38	05/15/27	40,000	40,627
Nabors Industries, Inc.(1)	9.13	01/31/30	50,000	52,583
Northern Oil & Gas, Inc.(1)	7.88	10/15/33	55,000	53,617
Northern Oil & Gas, Inc.(1)	8.75	06/15/31	40,000	40,818
Precision Drilling Corp.(1)	6.88	01/15/29	30,000	30,191
Saturn Oil & Gas, Inc.(1)	9.63	06/15/29	45,000	45,569
Talos Production, Inc.(1)	9.00	02/01/29	40,000	41,155
Talos Production, Inc.(1)	9.38	02/01/31	50,000	51,187
Teine Energy Ltd.(1)	6.88	04/15/29	30,000	29,952
TGNR Intermediate Holdings LLC(1)	5.50	10/15/29	50,000	48,508
Transocean Aquila Ltd.(1)	8.00	09/30/28	10,846	11,178
Transocean International Ltd.(1)	7.88	10/15/32	40,000	41,232
Transocean International Ltd.(1)	8.75	02/15/30	75,000	78,757
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	28,333	29,135
Vermilion Energy, Inc.(1)	6.88	05/01/30	30,000	28,583
Vermilion Energy, Inc.(1)	7.25	02/15/33	30,000	27,733
Vital Energy, Inc.(1)	7.75	07/31/29	20,000	19,681
Vital Energy, Inc.(1)	7.88	04/15/32	75,000	71,048
Vital Energy, Inc.	9.75	10/15/30	25,000	25,758
W&T Offshore, Inc.(1)	10.75	02/01/29	30,000	28,286
Wildfire Intermediate Holdings LLC(1)	7.50	10/15/29	45,000	45,021
				1,721,410
OIL & GAS SERVICES – 0.5%
CHC Group LLC(1)	11.75	09/01/30	40,000	37,379
SESI LLC(1)	7.88	09/30/30	45,000	44,194
Star Holding LLC(1)	8.75	08/01/31	25,000	24,195
Tidewater, Inc.(1)	9.13	07/15/30	50,000	53,407
Viridien(1)	10.00	10/15/30	30,000	31,458
				190,633
PACKAGING & CONTAINERS – 1.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	50,000	47,742
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	40,000	40,128
Clearwater Paper Corp.(1)	4.75	08/15/28	20,000	18,784
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	80,000	80,232
Mauser Packaging Solutions Holding Co.(1)	7.88	04/15/27	205,000	205,795

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 1.6% (Continued)
OI European Group BV(1)	4.75	02/15/30	$35,000	$33,020
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	45,000	45,042
Owens-Brockway Glass Container, Inc.(1)	7.25	05/15/31	52,000	51,025
Owens-Brockway Glass Container, Inc.(1)	7.38	06/01/32	20,000	19,593
Trivium Packaging Finance BV(1)	8.25	07/15/30	45,000	46,661
				588,022
PHARMACEUTICALS – 2.6%
1261229 BC Ltd.(1)	10.00	04/15/32	330,000	345,271
AdaptHealth LLC(1)	4.63	08/01/29	35,000	33,377
AdaptHealth LLC(1)	5.13	03/01/30	45,000	43,085
AdaptHealth LLC(1)	6.13	08/01/28	25,000	25,009
Amneal Pharmaceuticals LLC(1)	6.88	08/01/32	45,000	47,236
BellRing Brands, Inc.(1)	7.00	03/15/30	65,000	67,092
Grifols SA(1)	4.75	10/15/28	50,000	48,383
Harrow, Inc.(1)	8.63	09/15/30	20,000	21,162
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	45,000	39,717
Option Care Health, Inc.(1)	4.38	10/31/29	40,000	38,636
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	135,000	103,647
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	7.88	05/15/34	35,000	27,280
Owens & Minor, Inc.(1)	4.50	03/31/29	30,000	23,117
Owens & Minor, Inc.(1)	6.63	04/01/30	45,000	34,294
Paradigm Parent LLC & Paradigm Parent Co.-Issuer, Inc.(1)	8.75	04/17/32	40,000	37,751
				935,057
PIPELINES – 3.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.00	07/15/29	35,000	36,338
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.25	07/15/32	35,000	36,841
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	30,000	30,264
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.38	06/30/33	50,000	50,770
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	8.63	03/15/29	85,000	88,770
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	50,000	50,344
Genesis Energy LP/Genesis Energy Finance Corp.	7.88	05/15/32	50,000	51,538
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	05/15/33	45,000	46,523
Genesis Energy LP/Genesis Energy Finance Corp.	8.25	01/15/29	55,000	57,498
Genesis Energy LP/Genesis Energy Finance Corp.	8.88	04/15/30	35,000	36,913
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	20,000	20,258
Global Partners LP/GLP Finance Corp.(1)	7.13	07/01/33	30,000	30,457
Global Partners LP/GLP Finance Corp.(1)	8.25	01/15/32	40,000	41,851
Golar LNG Ltd.(1)	7.50	10/02/30	35,000	34,625
ITT Holdings LLC(1)	6.50	08/01/29	90,000	87,252
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/15/28	30,000	30,878
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.13	02/15/29	70,000	71,705
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.38	02/15/32	90,000	92,105
Prairie Acquiror LP(1)	9.00	08/01/29	30,000	30,904
Summit Midstream Holdings LLC(1)	8.63	10/31/29	60,000	61,088
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	55,000	54,705
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	45,000	44,691
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	45,000	44,415

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 3.5% (Continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.75	03/15/34	$50,000	$49,656
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.38	02/15/29	65,000	66,958
				1,247,347
REAL ESTATE – 0.8%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.(1)	7.00	04/15/30	49,400	49,797
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	9.75	04/15/30	35,000	38,134
Five Point Operating Co. LP(1)	8.00	10/01/30	35,000	35,797
Hunt Cos, Inc.(1)	5.25	04/15/29	45,000	43,797
Kennedy-Wilson, Inc.	4.75	03/01/29	35,000	33,162
Kennedy-Wilson, Inc.	4.75	02/01/30	50,000	46,218
Kennedy-Wilson, Inc.	5.00	03/01/31	45,000	41,577
				288,482
REAL ESTATE INVESTMENT TRUSTS (REITS) – 2.5%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	40,000	38,532
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	20,000	19,637
Blackstone Mortgage Trust, Inc.(1)	7.75	12/01/29	40,000	42,185
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	4.50	04/01/27	37,000	36,471
Diversified Healthcare Trust	4.38	03/01/31	40,000	35,143
Diversified Healthcare Trust(1)	7.25	10/15/30	25,000	25,282
EF Holdco/EF Cayman Hold/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM(1)	7.38	09/30/30	30,000	30,116
Hudson Pacific Properties LP	3.25	01/15/30	25,000	21,372
Hudson Pacific Properties LP	3.95	11/01/27	30,000	28,747
Hudson Pacific Properties LP	4.65	04/01/29	40,000	36,863
Hudson Pacific Properties LP	5.95	02/15/28	25,000	24,471
MPT Operating Partnership LP/MPT Finance Corp.(1)	8.50	02/15/32	115,000	120,596
Pebblebrook Hotel LP/PEB Finance Corp.(1)	6.38	10/15/29	25,000	25,261
Rithm Capital Corp.(1)	8.00	04/01/29	50,000	51,053
Rithm Capital Corp.(1)	8.00	07/15/30	45,000	45,654
Service Properties Trust	5.50	12/15/27	40,000	38,988
Service Properties Trust	8.38	06/15/29	50,000	49,717
Service Properties Trust(1)	8.63	11/15/31	70,000	73,898
Service Properties Trust	8.88	06/15/32	35,000	34,578
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	4.75	04/15/28	45,000	44,017
XHR LP(1)	4.88	06/01/29	40,000	39,136
XHR LP(1)	6.63	05/15/30	25,000	25,549
				887,266
RETAIL – 5.2%
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	215,000	203,587
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	60,000	59,297
Bath & Body Works, Inc.	6.95	03/01/33	20,000	20,745
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.(1)	9.50	07/01/32	40,000	40,307
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(1)	5.13	04/15/29	25,000	22,137
BlueLinx Holdings, Inc.(1)	6.00	11/15/29	20,000	19,651
Cougar JV Subsidiary LLC(1)	8.00	05/15/32	50,000	53,355
EG Global Finance PLC(1)	12.00	11/30/28	80,000	87,709

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 5.2% (Continued)
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	$60,000	$57,077
Ferrellgas LP/Ferrellgas Finance Corp.(1)	9.25	01/15/31	50,000	50,495
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	70,000	67,019
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.38	01/15/29	45,000	43,358
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.75	01/15/32	40,000	38,000
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	11.50	08/15/29	40,000	41,055
Kohl’s Corp.	5.13	05/01/31	45,000	35,096
Kohl’s Corp.	5.55	07/17/45	30,000	19,620
LBM Acquisition LLC(1)	9.50	06/15/31	75,000	78,562
LCM Investments Holdings II LLC(1)	4.88	05/01/29	75,000	73,077
LCM Investments Holdings II LLC(1)	8.25	08/01/31	60,000	63,180
Michaels Cos, Inc.(1)	5.25	05/01/28	60,000	56,327
Papa John’s International, Inc.(1)	3.88	09/15/29	30,000	29,300
Park River Holdings, Inc.(1)	8.00	03/15/31	60,000	61,817
Patrick Industries, Inc.(1)	4.75	05/01/29	20,000	19,699
Patrick Industries, Inc.(1)	6.38	11/01/32	40,000	40,825
PetSmart LLC/PetSmart Finance Corp.(1)	7.50	09/15/32	150,000	149,993
Raising Cane’s Restaurants LLC(1)	9.38	05/01/29	40,000	41,875
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	7.75	10/15/29	40,000	40,287
Staples, Inc.(1)	10.75	09/01/29	190,000	185,075
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	50,000	47,452
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	20,000	20,007
Victoria’s Secret & Co.(1)	4.63	07/15/29	45,000	43,373
Victra Holdings LLC/Victra Finance Corp.(1)	8.75	09/15/29	30,000	31,868
				1,841,225
SEMICONDUCTORS – 0.2%
ams-OSRAM AG(1)	12.25	03/30/29	55,000	59,459

SOFTWARE – 4.7%
Capstone Borrower, Inc.(1)	8.00	06/15/30	60,000	61,277
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(1)	8.00	06/15/29	50,000	41,926
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	65,000	53,636
Cloud Software Group, Inc.(1)	6.50	03/31/29	290,000	292,370
Cloud Software Group, Inc.(1)	6.63	08/15/33	75,000	75,241
Cloud Software Group, Inc.(1)	8.25	06/30/32	140,000	147,250
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	25,000	24,981
CoreLogic, Inc.(1)	4.50	05/01/28	55,000	53,166
CoreWeave, Inc.(1)	9.00	02/01/31	135,000	135,564
CoreWeave, Inc.(1)	9.25	06/01/30	145,000	146,610
Dye & Durham Ltd.(1)	8.63	04/15/29	40,000	37,916
Ellucian Holdings, Inc.(1)	6.50	12/01/29	55,000	55,801
Pagaya US Holdings Co. LLC(1)	8.88	08/01/30	40,000	36,314
Rocket Software, Inc.(1)	9.00	11/28/28	60,000	61,877
SS&C Technologies, Inc.(1)	5.50	09/30/27	150,000	150,184
SS&C Technologies, Inc.(1)	6.50	06/01/32	60,000	62,278
UKG, Inc.(1)	6.88	02/01/31	190,000	195,724
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	50,000	47,213
				1,679,328

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 7.1%
Africell Holding Ltd.(1)	10.50	10/23/29	$20,000	$19,954
CommScope LLC(1)	4.75	09/01/29	75,000	74,829
CommScope LLC(1)	9.50	12/15/31	75,000	76,492
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	9.00	09/15/29	145,000	153,724
Connect Holding II LLC(1)	10.50	04/03/31	165,000	161,544
EchoStar Corp.	10.75	11/30/29	410,000	451,658
Frontier Communications Holdings LLC(1)	5.00	05/01/28	115,000	114,931
Frontier Communications Holdings LLC(1)	5.88	10/15/27	85,000	84,988
Frontier Communications Holdings LLC	5.88	11/01/29	60,000	60,906
Frontier Communications Holdings LLC(1)	6.00	01/15/30	70,000	71,043
Frontier Communications Holdings LLC(1)	6.75	05/01/29	75,000	75,822
Frontier Communications Holdings LLC(1)	8.63	03/15/31	55,000	58,211
Frontier Communications Holdings LLC(1)	8.75	05/15/30	95,000	99,570
GCI LLC(1)	4.75	10/15/28	45,000	43,953
GoTo Group, Inc.(1)	5.50	05/01/28	25,000	20,938
Iliad Holding SAS(1)	7.00	10/15/28	65,000	66,011
Iliad Holding SAS(1)	7.00	04/15/32	60,000	61,477
Iliad Holding SAS(1)	8.50	04/15/31	75,000	80,568
Level 3 Financing, Inc.(1)	6.88	06/30/33	145,000	148,637
Level 3 Financing, Inc.(1)	7.00	03/31/34	185,000	190,218
Lumen Technologies, Inc.(1)	4.13	04/15/29	25,000	24,796
Lumen Technologies, Inc.(1)	4.13	04/15/30	20,000	19,837
Lumen Technologies, Inc.(1)	10.00	10/15/32	35,000	35,394
Sunrise Hold Co. IV BV(1)	5.50	01/15/28	14,000	13,948
Viavi Solutions, Inc.(1)	3.75	10/01/29	30,000	28,316
Windstream Services LLC(1)	7.50	10/15/33	105,000	104,982
Windstream Services LLC/Windstream Escrow Finance Corp.(1)	8.25	10/01/31	170,000	173,774
				2,516,521
TRANSPORTATION – 0.4%
Beacon Mobility Corp.(1)	7.25	08/01/30	40,000	41,682
Star Leasing Co. LLC(1)	7.63	02/15/30	50,000	47,286
Watco Cos LLC/Watco Finance Corp.(1)	7.13	08/01/32	65,000	67,401
				156,369
TOTAL CORPORATE BONDS (Cost - $34,392,751)				34,797,923

SHORT-TERM INVESTMENTS – 3.3%
TIME DEPOSITS – 3.3%
JP Morgan Chase, New York	3.21	11/03/25	1,168,855	1,168,855
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,168,855)				1,168,855

TOTAL INVESTMENTS – 101.0% (Cost - $35,561,606)				$35,966,778
OTHER ASSETS LESS LIABILITIES – (1.0)%				(353,113)
NET ASSETS – 100.0%				$35,613,665

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2025, amounts to $31,613,323 and represents 88.8% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

October 31, 2025

	Shares	Value
COMMON STOCKS – 0.0%
MEDIA – 0.0%
Beasley Broadcast Group, Inc. Class A*	119	$604
TOTAL COMMON STOCKS (Cost - $1,475)		604

	Rate (%)	Maturity	Face Amount
CORPORATE BONDS – 97.0%
ADVERTISING – 2.2%
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	$2,310,000	2,269,062
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	2,199,000	2,184,154
CMG Media Corp.(1)	8.88	06/18/29	1,265,000	1,112,212
				5,565,428
AEROSPACE/DEFENSE – 0.6%
Spirit AeroSystems, Inc.	4.60	06/15/28	1,540,000	1,552,426

AUTO MANUFACTURERS – 0.5%
PM General Purchaser LLC(1)	9.50	10/01/28	1,430,000	1,243,940

AUTO PARTS & EQUIPMENT – 0.8%
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	1,435,000	1,224,253
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	1,320,000	790,674
				2,014,927
BANKS – 0.3%
Armor Holdco, Inc.(1)	8.50	11/15/29	769,000	770,943

BIOTECHNOLOGY – 0.3%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	946,000	838,086

BUILDING MATERIALS – 1.6%
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	680,000	517,591
JELD-WEN, Inc.(1)	4.88	12/15/27	890,000	866,290
JELD-WEN, Inc.(1)	7.00	09/01/32	745,000	615,391
Oscar Acquisition Co. LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	1,285,000	936,937
Wilsonart LLC(1)	11.00	08/15/32	1,100,000	1,040,039
				3,976,248
CHEMICALS – 3.3%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	1,010,000	1,013,543
Innophos Holdings, Inc.(1)	11.50	06/15/29	1,015,000	969,462
Mativ Holdings, Inc.(1)	8.00	10/01/29	877,000	850,942
Olympus Water US Holding Corp.(1)	6.25	10/01/29	880,000	858,579
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	1,540,000	1,527,736
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	1,610,000	861,733
WR Grace Holdings LLC(1)	5.63	08/15/29	2,525,000	2,312,899
				8,394,894
COAL – 0.3%
Coronado Finance Pty Ltd.(1)	9.25	10/01/29	880,000	811,775

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 5.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	$2,110,000	$2,064,586
Champions Financing, Inc.(1)	8.75	02/15/29	1,320,000	1,280,918
Deluxe Corp.(1)	8.00	06/01/29	1,045,000	1,036,392
Garda World Security Corp.(1)	6.00	06/01/29	1,100,000	1,074,004
Garda World Security Corp.(1)	8.25	08/01/32	1,210,000	1,232,655
Garda World Security Corp.(1)	8.38	11/15/32	2,200,000	2,241,017
Hertz Corp.(1)	4.63	12/01/26	1,100,000	1,068,925
Hertz Corp.(1)	5.00	12/01/29	2,196,000	1,494,036
Mavis Tire Express Services Topco Corp.(1)	6.50	05/15/29	1,585,000	1,569,306
Signal Parent, Inc.(1)	6.13	04/01/29	617,000	222,120
				13,283,959
COMPUTERS – 2.3%
Ahead DB Holdings LLC(1)	6.63	05/01/28	880,000	890,753
McAfee Corp.(1)	7.38	02/15/30	4,445,000	4,075,089
Virtusa Corp.(1)	7.13	12/15/28	770,000	739,570
				5,705,412
DISTRIBUTION/WHOLESALE – 0.4%
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	1,098,000	1,068,577

DIVERSIFIED FINANCIAL SERVICES – 3.0%
Aretec Group, Inc.(1)	7.50	04/01/29	880,000	887,852
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	895,000	754,982
Cobra Acquisition Co. LLC(1)	12.25	11/01/29	535,000	537,006
Hightower Holding LLC(1)	6.75	04/15/29	640,000	644,194
Hightower Holding LLC(1)	9.13	01/31/30	900,000	969,166
LD Holdings Group LLC(1)	6.13	04/01/28	1,125,000	1,050,181
LD Holdings Group LLC(1)	8.75	11/01/27	727,000	717,788
Osaic Holdings, Inc.(1)	8.00	08/01/33	880,000	903,735
PHH Escrow Issuer LLC/PHH Corp.(1)	9.88	11/01/29	1,101,000	1,106,354
				7,571,258
ENGINEERING & CONSTRUCTION – 1.9%
Artera Services LLC(1)	8.50	02/15/31	1,322,000	1,145,181
Brand Industrial Services, Inc.(1)	10.38	08/01/30	3,155,000	3,039,605
Great Lakes Dredge & Dock Corp.(1)	5.25	06/01/29	695,000	673,339
				4,858,125
ENTERTAINMENT – 1.8%
Affinity Interactive(1)	6.88	12/15/27	1,215,000	610,592
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	1,113,000	495,285
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	790,000	672,386
Motion Bondco DAC(1)	6.63	11/15/27	900,000	871,670
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	1,840,000	1,115,500
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	1,415,000	787,094
				4,552,527

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
ENVIRONMENTAL CONTROL – 0.9%
Madison IAQ LLC(1)	5.88	06/30/29	$2,275,000	$2,231,266

FOOD – 2.5%
B&G Foods, Inc.	5.25	09/15/27	1,120,000	1,078,251
C&S Group Enterprises LLC(1)	5.00	12/15/28	880,000	803,626
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.63	07/01/29	1,100,000	1,145,380
Fiesta Purchaser, Inc.(1)	9.63	09/15/32	990,000	1,067,783
TreeHouse Foods, Inc.	4.00	09/01/28	1,100,000	1,076,591
United Natural Foods, Inc.(1)	6.75	10/15/28	1,101,000	1,102,469
				6,274,100
FOOD SERVICE – 0.6%
TKC Holdings, Inc.(1)	10.50	05/15/29	1,485,000	1,529,157

HEALTHCARE-SERVICES – 4.4%
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	2,700,000	2,271,326
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	2,735,000	2,482,313
LifePoint Health, Inc.(1)	5.38	01/15/29	1,100,000	1,067,537
LifePoint Health, Inc.(1)	10.00	06/01/32	1,760,000	1,874,203
MPH Acquisition Holdings LLC(1)	5.75	12/31/30	1,680,000	1,527,120
Surgery Center Holdings, Inc.(1)	7.25	04/15/32	1,760,000	1,813,085
				11,035,584
HOME FURNISHINGS – 0.9%
FXI Holdings, Inc.(1)	12.25	11/15/26	1,714,000	1,507,857
FXI Holdings, Inc.(1)	12.25	11/15/26	911,000	788,147
				2,296,004
HOUSEHOLD PRODUCTS/WARES – 0.4%
Kronos Acquisition Holdings, Inc.(1)	8.25	06/30/31	1,210,000	903,608

INSURANCE – 7.4%
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	1,100,000	1,089,971
Acrisure LLC/Acrisure Finance, Inc.(1)	8.25	02/01/29	2,032,000	2,118,382
Acrisure LLC/Acrisure Finance, Inc.(1)	8.50	06/15/29	1,102,000	1,157,705
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	5.88	11/01/29	890,000	888,241
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	10/15/27	2,665,000	2,676,934
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.38	10/01/32	1,400,000	1,446,271
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.(1)	7.50	07/15/33	770,000	794,002
Ardonagh Group Finance Ltd.(1)	8.88	02/15/32	3,365,000	3,514,571
Broadstreet Partners Group LLC(1)	5.88	04/15/29	1,595,000	1,590,557
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	8.13	02/15/32	1,100,000	1,136,435
Jones Deslauriers Insurance Management, Inc.(1)	6.88	10/01/33	880,000	872,564
USI, Inc./NY(1)	7.50	01/15/32	1,365,000	1,414,973
				18,700,606
INTERNET – 1.2%
Arches Buyer, Inc.(1)	6.13	12/01/28	1,100,000	1,073,827
Cablevision Lightpath LLC(1)	5.63	09/15/28	910,000	901,487
Newfold Digital Holdings Group, Inc.(1)	6.00	02/15/29	750,000	446,250
Newfold Digital Holdings Group, Inc.(1)	11.75	10/15/28	1,130,000	747,212
				3,168,776

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
IRON/STEEL – 0.6%
Infrabuild Australia Pty Ltd.(1)	14.50	11/15/28	$1,534,000	$1,645,031

LEISURE TIME – 0.3%
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	1,125,000	884,419

LODGING – 0.3%
Full House Resorts, Inc.(1)	8.25	02/15/28	900,000	799,767

MACHINERY-DIVERSIFIED – 1.6%
GrafTech Finance, Inc.(1)	4.63	12/23/29	1,095,000	813,037
GrafTech Global Enterprises, Inc.(1)	9.88	12/23/29	980,000	869,750
Maxim Crane Works Holdings Capital LLC(1)	11.50	09/01/28	1,100,000	1,164,647
SPX FLOW, Inc.(1)	8.75	04/01/30	1,102,000	1,131,364
				3,978,798
MEDIA – 11.2%
AMC Networks, Inc.	4.25	02/15/29	588,000	506,287
CSC Holdings LLC(1)	3.38	02/15/31	600,000	363,766
CSC Holdings LLC(1)	4.13	12/01/30	680,000	419,088
CSC Holdings LLC(1)	4.50	11/15/31	919,000	564,025
CSC Holdings LLC(1)	5.38	02/01/28	670,000	556,256
CSC Holdings LLC(1)	5.50	04/15/27	740,000	687,349
CSC Holdings LLC(1)	6.50	02/01/29	1,070,000	737,082
CSC Holdings LLC(1)	11.25	05/15/28	605,000	531,410
CSC Holdings LLC(1)	11.75	01/31/29	1,243,700	983,251
Cumulus Media New Holdings, Inc.(1)	8.00	07/01/29	571,000	165,590
DISH DBS Corp.	5.13	06/01/29	1,020,000	881,720
DISH DBS Corp.(1)	5.25	12/01/26	1,875,000	1,846,067
DISH DBS Corp.(1)	5.75	12/01/28	1,705,000	1,639,754
DISH DBS Corp.	7.38	07/01/28	681,000	636,994
EW Scripps Co.(1)	9.88	08/15/30	1,685,000	1,599,624
Gray Media, Inc.(1)	4.75	10/15/30	1,680,000	1,196,634
Gray Media, Inc.(1)	5.38	11/15/31	2,590,000	1,801,039
Gray Media, Inc.(1)	9.63	07/15/32	1,910,000	1,921,673
iHeartCommunications, Inc.(1)	4.75	01/15/28	610,000	554,245
iHeartCommunications, Inc.(1)	7.75	08/15/30	1,454,100	1,220,656
iHeartCommunications, Inc.(1)	9.13	05/01/29	1,574,750	1,450,817
iHeartCommunications, Inc.(1)	10.88	05/01/30	1,483,000	1,070,862
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	1,800,000	1,091,169
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	2,550,000	1,597,562
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	1,405,000	1,417,347
Scripps Escrow II, Inc.(1)	5.38	01/15/31	825,000	571,652
Sinclair Television Group, Inc.(1)	5.50	03/01/30	1,070,000	912,844
Sinclair Television Group, Inc.(1)	9.75	02/15/33	950,000	1,047,375
Urban One, Inc.(1)	7.38	02/01/28	1,075,000	549,325
				28,521,463

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
OFFICE/BUSINESS EQUIPMENT – 0.7%
Xerox Corp.	4.80	03/01/35	$535,000	$161,463
Xerox Corp.	6.75	12/15/39	785,000	291,690
Xerox Holdings Corp.(1)	5.50	08/15/28	1,650,000	787,875
Xerox Holdings Corp.(1)	8.88	11/30/29	1,100,000	484,000
				1,725,028
OIL & GAS – 3.3%
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	695,000	694,064
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	07/15/28	736,000	724,971
Nabors Industries Ltd.(1)	7.50	01/15/28	835,000	839,430
Nabors Industries, Inc.(1)	8.88	08/15/31	1,208,000	1,149,085
Transocean International Ltd.	6.80	03/15/38	1,105,000	969,752
Transocean International Ltd.	7.50	04/15/31	715,000	684,165
Transocean International Ltd.(1)	8.25	05/15/29	1,625,000	1,635,886
Transocean International Ltd.(1)	8.50	05/15/31	1,627,000	1,616,659
				8,314,012
OIL & GAS SERVICES – 0.1%
Nine Energy Service, Inc.	13.00	02/01/28	641,000	300,728

PACKAGING & CONTAINERS – 5.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	2,310,000	2,155,507
Graham Packaging Co., Inc.(1)	7.13	08/15/28	1,122,000	1,117,636
Iris Holding, Inc.(1)	10.00	12/15/28	880,000	761,285
LABL, Inc.(1)	5.88	11/01/28	1,125,000	804,090
LABL, Inc.(1)	8.25	11/01/29	980,000	477,138
LABL, Inc.(1)	8.63	10/01/31	2,105,000	1,354,939
LABL, Inc.(1)	9.50	11/01/28	640,000	477,977
LABL, Inc.(1)	10.50	07/15/27	1,520,000	994,218
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/27	2,955,000	2,920,427
Trident TPI Holdings, Inc.(1)	12.75	12/31/28	1,365,000	1,458,684
Trivium Packaging Finance BV(1)	12.25	01/15/31	1,320,000	1,378,512
				13,900,413
PHARMACEUTICALS – 2.0%
Bausch Health Americas, Inc.(1)	8.50	01/31/27	478,000	476,358
Bausch Health Cos, Inc.(1)	4.88	06/01/28	1,155,000	1,051,934
Bausch Health Cos, Inc.(1)	5.00	01/30/28	285,000	249,821
Bausch Health Cos, Inc.(1)	5.00	02/15/29	335,000	261,091
Bausch Health Cos, Inc.(1)	5.25	01/30/30	580,000	418,325
Bausch Health Cos, Inc.(1)	5.25	02/15/31	345,000	232,875
Bausch Health Cos, Inc.(1)	6.25	02/15/29	610,000	500,962
Bausch Health Cos, Inc.(1)	7.25	05/30/29	250,000	204,667
Bausch Health Cos, Inc.(1)	11.00	09/30/28	1,265,000	1,327,137
Bausch Health Cos, Inc.(1)	14.00	10/15/30	250,000	253,804
				4,976,974
PIPELINES – 1.0%
NFE Financing LLC(1)	12.00	11/15/29	5,955,000	1,457,151
TransMontaigne Partners LLC(1)	8.50	06/15/30	1,100,000	1,152,453
				2,609,604

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE – 0.8%
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	$990,000	$912,221
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	1,230,000	1,185,021
				2,097,242
REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.9%
Diversified Healthcare Trust	4.75	02/15/28	1,100,000	1,050,430
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	2,165,000	1,530,981
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	1,500,000	1,228,150
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	2,330,000	2,243,614
Office Properties Income Trust(1),(2)	9.00	03/31/29	641,000	653,761
Service Properties Trust	3.95	01/15/28	880,000	819,547
Service Properties Trust	4.38	02/15/30	880,000	741,590
Service Properties Trust	4.95	02/15/27	880,000	878,384
Service Properties Trust	4.95	10/01/29	935,000	808,975
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	1,540,000	1,382,340
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	6.50	02/15/29	2,440,000	2,285,989
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	8.63	06/15/32	1,320,000	1,237,425
				14,861,186
RETAIL – 6.0%
Arko Corp.(1)	5.13	11/15/29	990,000	827,883
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	2,750,000	2,551,279
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	730,000	406,664
LBM Acquisition LLC(1)	6.25	01/15/29	1,595,000	1,456,522
Michaels Cos, Inc.(1)	7.88	05/01/29	2,125,000	1,875,313
Park River Holdings, Inc.(1)	8.75	12/31/30	1,184,459	1,184,104
PetSmart LLC/PetSmart Finance Corp.(1)	10.00	09/15/33	1,650,000	1,661,106
QVC, Inc.	5.45	08/15/34	850,000	384,957
QVC, Inc.	5.95	03/15/43	640,000	293,812
QVC, Inc.(1)	6.88	04/15/29	1,357,000	631,005
SGUS LLC(1)	11.00	12/15/29	1,675,000	1,453,079
Staples, Inc.(1)	12.75	01/15/30	1,815,847	1,407,281
White Capital Buyer LLC(1)	6.88	10/15/28	1,144,000	1,144,726
				15,277,731
SOFTWARE – 4.6%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	5,050,000	4,948,385
Cloud Software Group, Inc.(1)	9.00	09/30/29	4,810,000	4,979,288
Rackspace Finance LLC(1)	3.50	05/15/28	679,000	268,205
Rocket Software, Inc.(1)	6.50	02/15/29	1,265,000	1,230,375
West Technology Group LLC(1)	8.50	04/10/27	909,000	113,625
				11,539,878
TELECOMMUNICATIONS – 9.7%
Altice Financing SA(1)	5.00	01/15/28	2,185,000	1,630,700
Altice Financing SA(1)	5.75	08/15/29	3,730,000	2,718,275
Altice Financing SA(1)	9.63	07/15/27	683,000	584,073
Altice France Lux 3/Altice Holdings 1(1)	10.00	01/15/33	705,000	663,627
Altice France SA(1)	6.50	10/15/31	270,000	257,741
Altice France SA(1)	6.50	03/15/32	1,425,000	1,365,674

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 9.7% (Continued)
Altice France SA(1)	6.88	10/15/30	$625,000	$611,808
Altice France SA(1)	6.88	07/15/32	1,140,000	1,095,476
Altice France SA(1)	9.50	11/01/29	995,000	1,014,726
CommScope LLC(1)	7.13	07/01/28	1,405,000	1,412,376
CommScope LLC(1)	8.25	03/01/27	1,895,000	1,908,737
CommScope Technologies LLC(1)	5.00	03/15/27	1,645,000	1,640,002
GoTo Group, Inc.(1)	5.50	05/01/28	886,349	312,438
Level 3 Financing, Inc.(1)	3.63	01/15/29	585,000	528,694
Level 3 Financing, Inc.(1)	3.75	07/15/29	705,000	625,687
Level 3 Financing, Inc.(1)	3.88	10/15/30	860,000	774,806
Level 3 Financing, Inc.(1)	4.00	04/15/31	850,000	762,875
Level 3 Financing, Inc.(1)	4.50	04/01/30	1,318,000	1,224,092
Level 3 Financing, Inc.(1)	4.88	06/15/29	1,115,000	1,071,794
Lumen Technologies, Inc.(1)	4.50	01/15/29	640,000	592,627
Lumen Technologies, Inc.	7.60	09/15/39	785,000	779,112
Lumen Technologies, Inc.	7.65	03/15/42	610,000	605,657
Viasat, Inc.(1)	6.50	07/15/28	880,000	854,912
Viasat, Inc.(1)	7.50	05/30/31	1,610,000	1,512,740
				24,548,649
TRANSPORTATION – 0.6%
Brightline East LLC(1)	11.00	01/31/30	2,460,000	961,971
Carriage Purchaser, Inc.(1)	7.88	10/15/29	640,000	599,450
				1,561,421
TOTAL CORPORATE BONDS (Cost - $249,208,744)				245,889,970

SHORT-TERM INVESTMENTS – 2.7%
TIME DEPOSITS – 2.7%
DNB Bank ASA, Oslo	3.21	11/03/25	6,882,355	6,882,355
TOTAL SHORT-TERM INVESTMENTS (Cost - $6,882,355)				6,882,355

TOTAL INVESTMENTS – 99.7% (Cost - $256,092,574)				$252,772,929
OTHER ASSETS LESS LIABILITIES – 0.3%				746,528
NET ASSETS – 100.0%				$253,519,457

*	Non-income producing security.
(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2025, amounts to $226,384,694 and represents 89.3% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.4%
ADVERTISING – 0.2%
Interpublic Group of Cos, Inc.	4.65	10/01/28	$80,000	$79,665
Interpublic Group of Cos, Inc.	4.75	03/30/30	80,000	80,392
Omnicom Group, Inc.	2.45	04/30/30	105,000	96,821
Omnicom Group, Inc.	4.20	06/01/30	105,000	104,223
				361,101
AEROSPACE/DEFENSE – 2.9%
Boeing Co.	2.70	02/01/27	165,000	161,961
Boeing Co.	2.95	02/01/30	115,000	108,605
Boeing Co.	3.20	03/01/29	155,000	149,749
Boeing Co.	3.25	02/01/28	190,000	186,130
Boeing Co.	5.04	05/01/27	325,000	328,203
Boeing Co.	5.15	05/01/30	755,000	776,154
Boeing Co.	6.26	05/01/27	170,000	174,697
Boeing Co.	6.30	05/01/29	240,000	254,810
HEICO Corp.	5.25	08/01/28	90,000	92,713
Howmet Aerospace, Inc.	3.00	01/15/29	120,000	116,000
Howmet Aerospace, Inc.	5.90	02/01/27	95,000	97,030
L3Harris Technologies, Inc.	3.85	12/15/26	85,000	84,821
L3Harris Technologies, Inc.	4.40	06/15/28	150,000	150,868
L3Harris Technologies, Inc.	4.40	06/15/28	125,000	125,711
L3Harris Technologies, Inc.	5.05	06/01/29	135,000	138,771
L3Harris Technologies, Inc.	5.40	01/15/27	205,000	208,041
Northrop Grumman Corp.	3.20	02/01/27	120,000	118,844
Northrop Grumman Corp.	3.25	01/15/28	320,000	314,988
Northrop Grumman Corp.	4.40	05/01/30	135,000	136,253
Northrop Grumman Corp.	4.60	02/01/29	80,000	81,322
Northrop Grumman Corp.	4.65	07/15/30	80,000	81,478
RTX Corp.	2.25	07/01/30	175,000	160,790
RTX Corp.	2.65	11/01/26	115,000	113,557
RTX Corp.	3.13	05/04/27	185,000	182,502
RTX Corp.	3.50	03/15/27	195,000	193,630
RTX Corp.	4.13	11/16/28	480,000	480,604
RTX Corp.	5.75	11/08/26	195,000	198,185
RTX Corp.	5.75	01/15/29	85,000	89,235
				5,305,652
AGRICULTURE – 1.4%
Altria Group, Inc.	3.40	05/06/30	130,000	124,815
Altria Group, Inc.	4.50	08/06/30	80,000	80,322
Altria Group, Inc.	4.80	02/14/29	315,000	319,825
Altria Group, Inc.	4.88	02/04/28	75,000	76,235
Altria Group, Inc.	6.20	11/01/28	75,000	79,099
BAT Capital Corp.	2.26	03/25/28	285,000	272,630
BAT Capital Corp.	3.46	09/06/29	90,000	87,400
BAT Capital Corp.	3.56	08/15/27	385,000	381,170
BAT Capital Corp.	4.70	04/02/27	140,000	140,822
BAT Capital Corp.	4.91	04/02/30	165,000	168,267

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
AGRICULTURE – 1.4% (Continued)
BAT Capital Corp.	6.34	08/02/30	$160,000	$172,477
BAT International Finance PLC	4.45	03/16/28	175,000	176,015
BAT International Finance PLC	5.93	02/02/29	160,000	168,010
Bunge Ltd. Finance Corp.	3.75	09/25/27	100,000	99,543
Bunge Ltd. Finance Corp.	4.20	09/17/29	135,000	134,882
Bunge Ltd. Finance Corp.	4.55	08/04/30	105,000	105,878
				2,587,390
AIRLINES – 0.4%
Delta Air Lines, Inc.	4.95	07/10/28	170,000	172,424
Delta Air Lines, Inc.	5.25	07/10/30	160,000	163,541
Southwest Airlines Co.	2.63	02/10/30	90,000	82,964
Southwest Airlines Co.	4.38	11/15/28	125,000	124,699
Southwest Airlines Co.	5.13	06/15/27	273,000	275,885
				819,513
APPAREL – 0.1%
PVH Corp.	5.50	06/13/30	80,000	81,484
Tapestry, Inc.	5.10	03/11/30	125,000	128,089
				209,573
AUTO MANUFACTURERS – 4.8%
Ford Motor Co.	4.35	12/08/26	245,000	244,153
Ford Motor Credit Co. LLC	2.90	02/16/28	120,000	114,762
Ford Motor Credit Co. LLC	2.90	02/10/29	125,000	116,535
Ford Motor Credit Co. LLC	3.82	11/02/27	105,000	102,976
Ford Motor Credit Co. LLC	4.13	08/17/27	225,000	222,243
Ford Motor Credit Co. LLC	4.27	01/09/27	135,000	134,219
Ford Motor Credit Co. LLC	4.95	05/28/27	230,000	230,275
Ford Motor Credit Co. LLC	5.11	05/03/29	245,000	244,065
Ford Motor Credit Co. LLC	5.13	11/05/26	195,000	195,745
Ford Motor Credit Co. LLC	5.30	09/06/29	140,000	140,294
Ford Motor Credit Co. LLC	5.73	09/05/30	210,000	213,065
Ford Motor Credit Co. LLC	5.80	03/05/27	260,000	262,952
Ford Motor Credit Co. LLC	5.80	03/08/29	250,000	254,396
Ford Motor Credit Co. LLC	5.85	05/17/27	255,000	258,643
Ford Motor Credit Co. LLC	5.88	11/07/29	210,000	214,329
Ford Motor Credit Co. LLC	5.92	03/20/28	170,000	173,710
Ford Motor Credit Co. LLC	6.80	05/12/28	235,000	244,369
Ford Motor Credit Co. LLC	6.80	11/07/28	250,000	261,319
Ford Motor Credit Co. LLC	7.20	06/10/30	150,000	160,638
Ford Motor Credit Co. LLC	7.35	11/04/27	265,000	276,835
Ford Motor Credit Co. LLC	7.35	03/06/30	185,000	198,197
General Motors Co.	4.20	10/01/27	120,000	120,029
General Motors Co.	5.00	10/01/28	125,000	127,237
General Motors Co.	5.35	04/15/28	120,000	122,900
General Motors Co.	5.40	10/15/29	165,000	170,786
General Motors Co.	5.63	04/15/30	130,000	135,361
General Motors Co.	6.80	10/01/27	175,000	182,463
General Motors Financial Co., Inc.	2.35	02/26/27	165,000	161,026

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 4.8% (Continued)
General Motors Financial Co., Inc.	2.40	04/10/28	$165,000	$157,848
General Motors Financial Co., Inc.	2.40	10/15/28	145,000	137,732
General Motors Financial Co., Inc.	2.70	08/20/27	150,000	146,002
General Motors Financial Co., Inc.	3.60	06/21/30	185,000	177,506
General Motors Financial Co., Inc.	4.20	10/27/28	170,000	169,712
General Motors Financial Co., Inc.	4.30	04/06/29	180,000	179,369
General Motors Financial Co., Inc.	4.35	01/17/27	215,000	215,232
General Motors Financial Co., Inc.	4.90	10/06/29	170,000	172,594
General Motors Financial Co., Inc.	5.00	04/09/27	205,000	206,985
General Motors Financial Co., Inc.	5.00	07/15/27	85,000	86,015
General Motors Financial Co., Inc.	5.05	04/04/28	200,000	203,472
General Motors Financial Co., Inc.	5.35	07/15/27	175,000	178,092
General Motors Financial Co., Inc.	5.35	01/07/30	195,000	200,673
General Motors Financial Co., Inc.	5.40	05/08/27	195,000	198,195
General Motors Financial Co., Inc.	5.45	07/15/30	160,000	165,829
General Motors Financial Co., Inc.	5.55	07/15/29	200,000	207,289
General Motors Financial Co., Inc.	5.65	01/17/29	85,000	88,055
General Motors Financial Co., Inc.	5.80	06/23/28	230,000	238,310
General Motors Financial Co., Inc.	5.80	01/07/29	250,000	260,464
General Motors Financial Co., Inc.	5.85	04/06/30	165,000	173,186
General Motors Financial Co., Inc.	6.00	01/09/28	160,000	165,630
				9,011,712
AUTO PARTS & EQUIPMENT – 0.2%
Aptiv Swiss Holdings Ltd.	4.65	09/13/29	95,000	96,509
BorgWarner, Inc.	2.65	07/01/27	175,000	170,967
BorgWarner, Inc.	4.95	08/15/29	80,000	81,883
Lear Corp.	3.80	09/15/27	90,000	89,368
				438,727
BANKS – 8.7%
Bank of Montreal	3.80	12/15/32	205,000	201,548
Barclays PLC	2.28	11/24/27	265,000	259,639
Barclays PLC	2.65	06/24/31	160,000	147,534
Barclays PLC	3.56	09/23/35	165,000	154,806
Barclays PLC	4.34	01/10/28	225,000	225,126
Barclays PLC	4.48	11/11/29	225,000	225,455
Barclays PLC	4.84	05/09/28	290,000	291,514
Barclays PLC	4.84	09/10/28	170,000	171,784
Barclays PLC	4.94	09/10/30	245,000	249,060
Barclays PLC	4.97	05/16/29	305,000	309,591
Barclays PLC	5.09	02/25/29	205,000	208,545
Barclays PLC	5.09	06/20/30	245,000	248,618
Barclays PLC	5.37	02/25/31	305,000	314,518
Barclays PLC	5.50	08/09/28	300,000	306,182
Barclays PLC	5.67	03/12/28	215,000	218,982
Barclays PLC	5.69	03/12/30	320,000	332,398
Barclays PLC	6.49	09/13/29	205,000	216,579
Barclays PLC	7.39	11/02/28	270,000	285,889

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
BANKS – 8.7% (Continued)
Citigroup, Inc.	4.13	07/25/28	$350,000	$349,688
Citigroup, Inc.	4.30	11/20/26	145,000	145,196
Citigroup, Inc.	4.45	09/29/27	635,000	637,152
Citigroup, Inc.	5.59	11/19/34	205,000	209,859
Citizens Financial Group, Inc.	3.25	04/30/30	120,000	113,735
Citizens Financial Group, Inc.	5.25	03/05/31	120,000	122,704
Citizens Financial Group, Inc.	5.84	01/23/30	220,000	228,715
Comerica, Inc.	4.00	02/01/29	85,000	84,115
Comerica, Inc.	5.98	01/30/30	170,000	176,876
Deutsche Bank AG/New York, NY	2.31	11/16/27	275,000	269,424
Deutsche Bank AG/New York, NY	2.55	01/07/28	230,000	225,229
Deutsche Bank AG/New York, NY	3.55	09/18/31	250,000	237,486
Deutsche Bank AG/New York, NY	4.88	12/01/32	175,000	175,130
Deutsche Bank AG/New York, NY	4.95	08/04/31	280,000	282,771
Deutsche Bank AG/New York, NY	5.00	09/11/30	210,000	212,937
Deutsche Bank AG/New York, NY	5.30	05/09/31	245,000	250,872
Deutsche Bank AG/New York, NY	5.37	01/10/29	210,000	214,318
Deutsche Bank AG/New York, NY	5.71	02/08/28	165,000	167,765
Deutsche Bank AG/New York, NY	5.88	07/08/31	75,000	77,826
Deutsche Bank AG/New York, NY	6.72	01/18/29	235,000	246,361
Deutsche Bank AG/New York, NY	6.82	11/20/29	250,000	266,982
Fifth Third Bancorp	1.71	11/01/27	90,000	87,707
Fifth Third Bancorp	2.55	05/05/27	115,000	112,367
Fifth Third Bancorp	3.95	03/14/28	105,000	104,485
Fifth Third Bancorp	4.77	07/28/30	160,000	161,619
Fifth Third Bancorp	4.90	09/06/30	120,000	121,686
Fifth Third Bancorp	6.34	07/27/29	220,000	231,327
Fifth Third Bancorp	6.36	10/27/28	165,000	171,599
First Citizens BancShares, Inc./NC	5.23	03/12/31	80,000	80,974
First Citizens BancShares, Inc./NC	5.60	09/05/35	100,000	99,677
First Horizon Corp.	5.51	03/07/31	80,000	82,475
FNB Corp./PA	5.72	12/11/30	85,000	86,619
Goldman Sachs Group, Inc.	5.95	01/15/27	125,000	127,809
HSBC Holdings PLC	4.38	11/23/26	120,000	120,175
Huntington Bancshares, Inc./OH	2.55	02/04/30	120,000	111,244
Huntington Bancshares, Inc./OH	4.44	08/04/28	130,000	130,468
Huntington Bancshares, Inc./OH	5.27	01/15/31	195,000	200,866
Huntington Bancshares, Inc./OH	6.21	08/21/29	200,000	209,986
KeyBank, N.A./Cleveland, OH	5.85	11/15/27	155,000	159,584
KeyCorp	2.25	04/06/27	135,000	131,303
KeyCorp	2.55	10/01/29	120,000	112,594
KeyCorp	4.10	04/30/28	130,000	129,709
KeyCorp	5.12	04/04/31	130,000	133,148
M&T Bank Corp.	4.55	08/16/28	75,000	75,303
M&T Bank Corp.	4.83	01/16/29	100,000	101,148
M&T Bank Corp.	5.18	07/08/31	115,000	117,494
M&T Bank Corp.	5.40	07/30/35	125,000	125,980
M&T Bank Corp.	7.41	10/30/29	165,000	178,731

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
BANKS – 8.7% (Continued)
Morgan Stanley	3.95	04/23/27	$330,000	$329,276
NatWest Group PLC	6.48	06/01/34	165,000	173,090
Regions Financial Corp.	1.80	08/12/28	110,000	103,160
Regions Financial Corp.	5.72	06/06/30	125,000	129,902
Santander Holdings USA, Inc.	2.49	01/06/28	165,000	161,150
Santander Holdings USA, Inc.	4.40	07/13/27	170,000	170,229
Santander Holdings USA, Inc.	5.35	09/06/30	160,000	163,064
Santander Holdings USA, Inc.	5.47	03/20/29	140,000	142,446
Santander Holdings USA, Inc.	5.74	03/20/31	130,000	134,101
Santander Holdings USA, Inc.	6.17	01/09/30	160,000	166,398
Santander Holdings USA, Inc.	6.50	03/09/29	165,000	171,840
Santander Holdings USA, Inc.	6.57	06/12/29	85,000	88,845
Santander UK Group Holdings PLC	2.47	01/11/28	175,000	171,247
Santander UK Group Holdings PLC	3.82	11/03/28	155,000	153,504
Santander UK Group Holdings PLC	4.32	09/22/29	235,000	234,462
Santander UK Group Holdings PLC	4.86	09/11/30	155,000	156,934
Santander UK Group Holdings PLC	5.69	04/15/31	210,000	219,024
Santander UK Group Holdings PLC	6.53	01/10/29	210,000	219,568
Sumitomo Mitsui Financial Group, Inc.	2.14	09/23/30	100,000	89,946
Synchrony Bank	5.63	08/23/27	90,000	91,882
Synovus Bank/Columbus, GA	5.63	02/15/28	75,000	76,626
Synovus Financial Corp.	6.17	11/01/30	85,000	87,922
Truist Financial Corp.	3.88	03/19/29	105,000	103,496
Zions Bancorp, N.A.	3.25	10/29/29	80,000	74,540
Zions Bancorp, N.A.	4.70	08/18/28	85,000	84,919
				16,266,557
BEVERAGES – 1.0%
Coca-Cola Consolidated, Inc.	5.25	06/01/29	115,000	119,157
Constellation Brands, Inc.	2.88	05/01/30	105,000	98,358
Constellation Brands, Inc.	3.15	08/01/29	140,000	134,679
Constellation Brands, Inc.	3.50	05/09/27	90,000	89,167
Constellation Brands, Inc.	3.60	02/15/28	115,000	113,605
Constellation Brands, Inc.	3.70	12/06/26	95,000	94,648
Constellation Brands, Inc.	4.35	05/09/27	100,000	100,302
Constellation Brands, Inc.	4.65	11/15/28	65,000	65,823
Constellation Brands, Inc.	4.80	05/01/30	75,000	76,131
Keurig Dr Pepper, Inc.	3.20	05/01/30	120,000	113,645
Keurig Dr Pepper, Inc.	3.95	04/15/29	165,000	162,691
Keurig Dr Pepper, Inc.	4.35	05/15/28	80,000	80,084
Keurig Dr Pepper, Inc.	4.60	05/25/28	190,000	191,194
Keurig Dr Pepper, Inc.	4.60	05/15/30	80,000	80,251
Keurig Dr Pepper, Inc.	5.05	03/15/29	130,000	132,533
Keurig Dr Pepper, Inc.	5.10	03/15/27	125,000	126,198
				1,778,466
BIOTECHNOLOGY – 1.7%
Amgen, Inc.	1.65	08/15/28	205,000	192,085
Amgen, Inc.	2.20	02/21/27	280,000	273,398
Amgen, Inc.	2.45	02/21/30	200,000	185,760

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
BIOTECHNOLOGY – 1.7% (Continued)
Amgen, Inc.	3.00	02/22/29	$140,000	$135,109
Amgen, Inc.	3.20	11/02/27	165,000	162,402
Amgen, Inc.	4.05	08/18/29	200,000	199,062
Amgen, Inc.	5.15	03/02/28	615,000	628,843
Amgen, Inc.	5.25	03/02/30	455,000	472,311
Biogen, Inc.	2.25	05/01/30	250,000	228,836
Illumina, Inc.	5.75	12/13/27	80,000	82,318
Regeneron Pharmaceuticals, Inc.	1.75	09/15/30	200,000	177,416
Royalty Pharma PLC	1.75	09/02/27	165,000	158,123
Royalty Pharma PLC	2.20	09/02/30	160,000	144,263
Royalty Pharma PLC	5.15	09/02/29	80,000	82,103
				3,122,029
BUILDING MATERIALS – 1.5%
Amrize Finance US LLC(1)	4.60	04/07/27	110,000	110,677
Amrize Finance US LLC(1)	4.70	04/07/28	115,000	116,380
Amrize Finance US LLC(1)	4.95	04/07/30	165,000	168,938
Carlisle Cos, Inc.	2.75	03/01/30	125,000	117,378
Carlisle Cos, Inc.	3.75	12/01/27	110,000	109,309
Carrier Global Corp.	2.49	02/15/27	150,000	147,034
Carrier Global Corp.	2.72	02/15/30	315,000	295,734
CRH SMW Finance DAC	5.13	01/09/30	215,000	221,299
CRH SMW Finance DAC	5.20	05/21/29	115,000	118,632
Fortune Brands Innovations, Inc.	3.25	09/15/29	100,000	95,840
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	1.75	09/15/30	100,000	88,939
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	5.50	04/19/29	120,000	124,752
Lennox International, Inc.	5.50	09/15/28	85,000	87,842
Martin Marietta Materials, Inc.	2.50	03/15/30	75,000	69,891
Martin Marietta Materials, Inc.	3.50	12/15/27	85,000	84,029
Masco Corp.	1.50	02/15/28	100,000	94,059
Mohawk Industries, Inc.	3.63	05/15/30	90,000	87,019
Mohawk Industries, Inc.	5.85	09/18/28	85,000	88,750
Owens Corning	5.50	06/15/27	90,000	91,825
Trane Technologies Financing Ltd.	3.80	03/21/29	115,000	113,924
Trane Technologies Holdco, Inc.	3.75	08/21/28	90,000	89,462
Vulcan Materials Co.	3.50	06/01/30	130,000	125,702
Vulcan Materials Co.	4.95	12/01/29	75,000	76,940
				2,724,355
CHEMICALS – 1.2%
Albemarle Corp.	4.65	06/01/27	110,000	110,026
Dow Chemical Co.	4.80	11/30/28	110,000	111,189
Dow Chemical Co.	7.38	11/01/29	96,000	106,221
DuPont de Nemours, Inc.(1)	4.73	11/15/28	340,000	345,886
Eastman Chemical Co.	4.50	12/01/28	80,000	80,449
Eastman Chemical Co.	5.00	08/01/29	125,000	127,344
FMC Corp.	3.45	10/01/29	90,000	84,021
LYB International Finance II BV	3.50	03/02/27	105,000	104,041
LYB International Finance III LLC	2.25	10/01/30	90,000	80,427

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 1.2% (Continued)
Mosaic Co.	4.05	11/15/27	$110,000	$109,782
Nutrien Ltd.	2.95	05/13/30	75,000	70,750
Nutrien Ltd.	4.20	04/01/29	135,000	134,876
Nutrien Ltd.	4.90	03/27/28	115,000	117,021
PPG Industries, Inc.	3.75	03/15/28	125,000	124,098
Sherwin-Williams Co.	2.30	05/15/30	95,000	87,355
Sherwin-Williams Co.	2.95	08/15/29	125,000	119,482
Sherwin-Williams Co.	3.45	06/01/27	245,000	242,757
Sherwin-Williams Co.	4.30	08/15/28	90,000	90,484
Sherwin-Williams Co.	4.50	08/15/30	75,000	75,486
				2,321,695
COMMERCIAL SERVICES – 1.1%
Block Financial LLC	2.50	07/15/28	85,000	80,863
Block Financial LLC	3.88	08/15/30	110,000	106,279
Equifax, Inc.	3.10	05/15/30	90,000	84,977
Equifax, Inc.	4.80	09/15/29	115,000	116,745
Equifax, Inc.	5.10	12/15/27	125,000	127,237
Equifax, Inc.	5.10	06/01/28	115,000	117,381
Global Payments, Inc.	2.15	01/15/27	125,000	121,825
Global Payments, Inc.	2.90	05/15/30	155,000	143,110
Global Payments, Inc.	3.20	08/15/29	225,000	213,000
Global Payments, Inc.	4.95	08/15/27	85,000	85,843
Global Payments, Inc.	5.30	08/15/29	70,000	71,282
GXO Logistics, Inc.	6.25	05/06/29	105,000	110,432
Moody’s Corp.	3.25	01/15/28	77,000	75,718
Quanta Services, Inc.	2.90	10/01/30	165,000	154,375
Quanta Services, Inc.	4.30	08/09/28	85,000	85,349
Quanta Services, Inc.	4.75	08/09/27	95,000	96,093
Verisk Analytics, Inc.	4.13	03/15/29	95,000	94,816
Verisk Analytics, Inc.	4.50	08/15/30	125,000	125,534
				2,010,859
COMPUTERS – 1.9%
Amdocs Ltd.	2.54	06/15/30	105,000	96,438
CGI, Inc.(1)	4.95	03/14/30	105,000	106,595
Dell International LLC/EMC Corp.	4.15	02/15/29	125,000	124,891
Dell International LLC/EMC Corp.	4.35	02/01/30	115,000	114,948
Dell International LLC/EMC Corp.	4.75	04/01/28	165,000	167,349
Dell International LLC/EMC Corp.	5.00	04/01/30	160,000	163,798
Dell International LLC/EMC Corp.	5.25	02/01/28	173,000	177,038
Dell International LLC/EMC Corp.	5.30	10/01/29	290,000	299,511
Dell International LLC/EMC Corp.	6.20	07/15/30	125,000	133,850
DXC Technology Co.	2.38	09/15/28	105,000	99,188
Hewlett Packard Enterprise Co.	4.05	09/15/27	145,000	144,757
Hewlett Packard Enterprise Co.	4.15	09/15/28	145,000	144,737
Hewlett Packard Enterprise Co.	4.40	09/25/27	205,000	205,846
Hewlett Packard Enterprise Co.	4.40	10/15/30	145,000	143,857
Hewlett Packard Enterprise Co.	4.55	10/15/29	285,000	286,719

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 1.9% (Continued)
Hewlett Packard Enterprise Co.	5.25	07/01/28	$90,000	$92,430
HP, Inc.	3.00	06/17/27	170,000	166,903
HP, Inc.	3.40	06/17/30	75,000	71,645
HP, Inc.	4.00	04/15/29	155,000	153,338
HP, Inc.	4.75	01/15/28	150,000	151,837
HP, Inc.	5.40	04/25/30	90,000	93,425
Leidos, Inc.	4.38	05/15/30	125,000	124,673
NetApp, Inc.	2.38	06/22/27	85,000	82,699
NetApp, Inc.	2.70	06/22/30	120,000	111,431
Western Digital Corp.	2.85	02/01/29	85,000	80,599
				3,538,502
COSMETICS/PERSONAL CARE – 0.3%
Haleon US Capital LLC	3.38	03/24/27	318,000	315,231
Haleon US Capital LLC	3.38	03/24/29	170,000	165,644
				480,875
DISTRIBUTION/WHOLESALE – 0.1%
LKQ Corp.	5.75	06/15/28	135,000	139,483

DIVERSIFIED FINANCIAL SERVICES – 6.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.00	10/29/28	620,000	598,678
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.65	07/21/27	165,000	163,514
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.88	01/23/28	95,000	94,334
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.63	10/15/27	100,000	100,746
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.63	09/10/29	230,000	231,966
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.88	04/01/28	125,000	126,935
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.10	01/19/29	140,000	143,267
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.75	06/06/28	165,000	170,886
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.10	01/15/27	155,000	158,178
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.15	09/30/30	140,000	149,940
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.45	04/15/27	250,000	257,381
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.95	03/10/55	115,000	121,157
Air Lease Corp.	2.10	09/01/28	75,000	70,305
Air Lease Corp.	2.20	01/15/27	130,000	126,745
Air Lease Corp.	3.00	02/01/30	100,000	93,324
Air Lease Corp.	3.25	10/01/29	90,000	85,620
Air Lease Corp.	3.63	04/01/27	80,000	79,212
Air Lease Corp.	3.63	12/01/27	80,000	78,788
Air Lease Corp.	4.63	10/01/28	85,000	85,261
Air Lease Corp.	5.10	03/01/29	85,000	86,248
Air Lease Corp.	5.30	02/01/28	115,000	116,895
Air Lease Corp.	5.85	12/15/27	110,000	113,097
Ally Financial, Inc.	2.20	11/02/28	120,000	112,080
Ally Financial, Inc.	4.75	06/09/27	130,000	130,811
Ally Financial, Inc.	5.54	01/17/31	85,000	86,518
Ally Financial, Inc.	5.74	05/15/29	125,000	127,530
Ally Financial, Inc.	6.85	01/03/30	115,000	121,380
Ally Financial, Inc.	6.99	06/13/29	140,000	147,166
Ally Financial, Inc.	7.10	11/15/27	120,000	125,933

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 6.0% (Continued)
Ares Management Corp.	6.38	11/10/28	$80,000	$84,371
BGC Group, Inc.	6.15	04/02/30	120,000	123,962
Capital One Financial Corp.	1.88	11/02/27	215,000	209,938
Capital One Financial Corp.	3.27	03/01/30	195,000	188,183
Capital One Financial Corp.	3.65	05/11/27	175,000	173,769
Capital One Financial Corp.	3.75	03/09/27	210,000	209,004
Capital One Financial Corp.	3.80	01/31/28	240,000	238,324
Capital One Financial Corp.	4.10	02/09/27	170,000	169,750
Capital One Financial Corp.	4.49	09/11/31	210,000	208,509
Capital One Financial Corp.	4.93	05/10/28	255,000	257,412
Capital One Financial Corp.	5.25	07/26/30	145,000	149,004
Capital One Financial Corp.	5.46	07/26/30	170,000	176,016
Capital One Financial Corp.	5.47	02/01/29	160,000	163,940
Capital One Financial Corp.	5.70	02/01/30	180,000	186,954
Capital One Financial Corp.	6.31	06/08/29	270,000	283,092
Capital One Financial Corp.	7.62	10/30/31	290,000	327,168
Enact Holdings, Inc.	6.25	05/28/29	120,000	125,624
Jefferies Financial Group, Inc.	4.15	01/23/30	170,000	166,401
Jefferies Financial Group, Inc.	4.85	01/15/27	130,000	130,522
Jefferies Financial Group, Inc.	5.88	07/21/28	155,000	160,365
Lazard Group LLC	4.38	03/11/29	85,000	84,926
Lazard Group LLC	4.50	09/19/28	80,000	80,433
LPL Holdings, Inc.	4.90	04/03/28	85,000	86,032
LPL Holdings, Inc.	5.15	06/15/30	85,000	86,646
LPL Holdings, Inc.	5.20	03/15/30	120,000	122,649
LPL Holdings, Inc.	5.70	05/20/27	65,000	66,269
LPL Holdings, Inc.	6.75	11/17/28	125,000	133,226
Marex Group PLC	5.83	05/08/28	75,000	75,939
Marex Group PLC	6.40	11/04/29	95,000	97,735
Nasdaq, Inc.	5.35	06/28/28	155,000	159,931
Nomura Holdings, Inc.	2.17	07/14/28	160,000	151,536
Nomura Holdings, Inc.	2.33	01/22/27	185,000	180,847
Nomura Holdings, Inc.	2.68	07/16/30	170,000	156,574
Nomura Holdings, Inc.	2.71	01/22/29	90,000	85,663
Nomura Holdings, Inc.	3.10	01/16/30	240,000	227,295
Nomura Holdings, Inc.	4.90	07/01/30	130,000	131,816
Nomura Holdings, Inc.	5.39	07/06/27	80,000	81,442
Nomura Holdings, Inc.	5.59	07/02/27	85,000	86,828
Nomura Holdings, Inc.	5.61	07/06/29	105,000	109,319
Nomura Holdings, Inc.	5.84	01/18/28	80,000	82,643
Nomura Holdings, Inc.	6.07	07/12/28	150,000	156,825
ORIX Corp.	3.70	07/18/27	80,000	79,429
Radian Group, Inc.	6.20	05/15/29	100,000	104,608
Synchrony Financial	3.95	12/01/27	185,000	183,462
Synchrony Financial	5.02	07/29/29	80,000	80,557
Synchrony Financial	5.15	03/19/29	95,000	96,389
Synchrony Financial	5.45	03/06/31	130,000	132,294
Synchrony Financial	5.94	08/02/30	135,000	139,660
				11,097,176

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 8.0%
AEP Texas, Inc.	2.10	07/01/30	$105,000	$95,235
AEP Texas, Inc.	5.45	05/15/29	100,000	103,821
AES Corp.	5.45	06/01/28	145,000	147,553
Ameren Corp.	1.95	03/15/27	85,000	82,580
Ameren Corp.	5.00	01/15/29	120,000	122,893
Ameren Corp.	5.70	12/01/26	105,000	106,554
American Electric Power Co., Inc.	3.20	11/13/27	80,000	78,578
American Electric Power Co., Inc.	3.88	02/15/62	125,000	121,873
American Electric Power Co., Inc.	4.30	12/01/28	85,000	85,430
American Electric Power Co., Inc.	5.20	01/15/29	160,000	165,049
American Electric Power Co., Inc.	5.75	11/01/27	70,000	72,129
Avangrid, Inc.	3.80	06/01/29	110,000	108,262
CenterPoint Energy, Inc.	5.40	06/01/29	115,000	119,149
CenterPoint Energy, Inc.	6.70	05/15/55	85,000	88,051
CMS Energy Corp.	4.75	06/01/50	85,000	83,715
Constellation Energy Generation LLC	5.60	03/01/28	115,000	118,896
Dominion Energy, Inc.	3.38	04/01/30	240,000	230,704
Dominion Energy, Inc.	4.60	05/15/28	185,000	187,028
Dominion Energy, Inc.	5.00	06/15/30	125,000	128,370
Dominion Energy, Inc.	6.88	02/01/55	165,000	173,626
DTE Energy Co.	4.88	06/01/28	175,000	178,057
DTE Energy Co.	4.95	07/01/27	200,000	202,484
DTE Energy Co.	5.10	03/01/29	200,000	205,107
DTE Energy Co.	5.20	04/01/30	180,000	185,697
Duke Energy Corp.	2.45	06/01/30	140,000	129,345
Duke Energy Corp.	3.15	08/15/27	125,000	123,080
Duke Energy Corp.	3.25	01/15/82	70,000	67,518
Duke Energy Corp.	3.40	06/15/29	110,000	107,109
Duke Energy Corp.	4.30	03/15/28	150,000	150,511
Duke Energy Corp.	4.85	01/05/27	100,000	100,910
Duke Energy Corp.	4.85	01/05/29	105,000	106,988
Duke Energy Corp.	5.00	12/08/27	95,000	96,657
Edison International	4.13	03/15/28	95,000	93,402
Edison International	5.25	11/15/28	100,000	100,721
Edison International	5.45	06/15/29	95,000	96,068
Edison International	5.75	06/15/27	95,000	96,144
Edison International	6.25	03/15/30	75,000	77,875
Edison International	6.95	11/15/29	95,000	100,910
Enel Chile SA	4.88	06/12/28	170,000	172,897
Entergy Corp.	1.90	06/15/28	115,000	108,703
Entergy Corp.	2.80	06/15/30	100,000	93,420
Entergy Corp.	7.13	12/01/54	195,000	205,268
Evergy, Inc.	2.90	09/15/29	135,000	128,346
Evergy, Inc.	6.65	06/01/55	80,000	82,338
Eversource Energy	1.65	08/15/30	110,000	96,822
Eversource Energy	2.90	03/01/27	95,000	93,449
Eversource Energy	4.25	04/01/29	70,000	69,922
Eversource Energy	4.60	07/01/27	100,000	100,586

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 8.0% (Continued)
Eversource Energy	5.45	03/01/28	$210,000	$215,403
Eversource Energy	5.95	02/01/29	130,000	136,186
Exelon Corp.	2.75	03/15/27	100,000	98,208
Exelon Corp.	4.05	04/15/30	220,000	218,031
Exelon Corp.	5.15	03/15/28	165,000	168,840
Exelon Corp.	5.15	03/15/29	95,000	97,727
FirstEnergy Corp.	2.65	03/01/30	95,000	88,269
FirstEnergy Corp.	3.90	07/15/27	250,000	248,527
Interstate Power & Light Co.	4.10	09/26/28	85,000	84,851
ITC Holdings Corp.	3.35	11/15/27	85,000	83,787
National Grid PLC	5.60	06/12/28	115,000	119,003
NextEra Energy Capital Holdings, Inc.	1.88	01/15/27	160,000	156,001
NextEra Energy Capital Holdings, Inc.	1.90	06/15/28	240,000	227,455
NextEra Energy Capital Holdings, Inc.	2.25	06/01/30	339,000	310,674
NextEra Energy Capital Holdings, Inc.	2.75	11/01/29	155,000	146,991
NextEra Energy Capital Holdings, Inc.	3.50	04/01/29	90,000	88,132
NextEra Energy Capital Holdings, Inc.	3.55	05/01/27	250,000	248,165
NextEra Energy Capital Holdings, Inc.	3.80	03/15/82	105,000	102,936
NextEra Energy Capital Holdings, Inc.	4.63	07/15/27	200,000	201,951
NextEra Energy Capital Holdings, Inc.	4.69	09/01/27	335,000	338,737
NextEra Energy Capital Holdings, Inc.	4.80	12/01/77	90,000	88,233
NextEra Energy Capital Holdings, Inc.	4.85	02/04/28	160,000	162,859
NextEra Energy Capital Holdings, Inc.	4.90	02/28/28	205,000	208,637
NextEra Energy Capital Holdings, Inc.	4.90	03/15/29	155,000	158,695
NextEra Energy Capital Holdings, Inc.	5.00	02/28/30	105,000	108,444
NextEra Energy Capital Holdings, Inc.	5.05	03/15/30	170,000	175,230
NextEra Energy Capital Holdings, Inc.	5.65	05/01/79	80,000	80,972
NextEra Energy Capital Holdings, Inc.	6.38	08/15/55	240,000	250,540
NextEra Energy Capital Holdings, Inc.	6.70	09/01/54	165,000	172,147
Pacific Gas & Electric Co.	2.10	08/01/27	160,000	153,901
Pacific Gas & Electric Co.	3.00	06/15/28	125,000	120,587
Pacific Gas & Electric Co.	3.30	12/01/27	185,000	181,338
Pacific Gas & Electric Co.	3.75	07/01/28	150,000	147,532
Pacific Gas & Electric Co.	4.55	07/01/30	510,000	506,453
Pacific Gas & Electric Co.	5.00	06/04/28	145,000	147,091
Pacific Gas & Electric Co.	5.55	05/15/29	140,000	144,237
Pacific Gas & Electric Co.	6.10	01/15/29	130,000	135,758
Public Service Enterprise Group, Inc.	1.60	08/15/30	95,000	83,556
Public Service Enterprise Group, Inc.	4.90	03/15/30	100,000	102,146
Public Service Enterprise Group, Inc.	5.20	04/01/29	120,000	123,652
Public Service Enterprise Group, Inc.	5.85	11/15/27	120,000	124,120
Public Service Enterprise Group, Inc.	5.88	10/15/28	90,000	94,227
Puget Energy, Inc.	4.10	06/15/30	85,000	83,291
Sempra	3.25	06/15/27	120,000	118,044
Sempra	3.40	02/01/28	160,000	157,098
Sempra	3.70	04/01/29	85,000	83,489
Sempra	4.13	04/01/52	155,000	151,814
Sempra	6.88	10/01/54	185,000	191,744

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 8.0% (Continued)
Southern Co.	3.70	04/30/30	$165,000	$161,336
Southern Co.	4.85	06/15/28	120,000	122,177
Southern Co.	5.11	08/01/27	140,000	142,342
Southern Co.	5.50	03/15/29	170,000	176,862
Southern Power Co.	4.25	10/01/30	90,000	89,538
Southwestern Electric Power Co.	4.10	09/15/28	95,000	94,815
WEC Energy Group, Inc.	1.38	10/15/27	85,000	80,745
WEC Energy Group, Inc.	2.20	12/15/28	85,000	80,165
Xcel Energy, Inc.	1.75	03/15/27	65,000	62,952
Xcel Energy, Inc.	2.60	12/01/29	95,000	88,975
Xcel Energy, Inc.	3.35	12/01/26	85,000	84,389
Xcel Energy, Inc.	3.40	06/01/30	90,000	86,489
Xcel Energy, Inc.	4.00	06/15/28	105,000	104,794
				14,801,118
ELECTRONICS – 0.7%
Arrow Electronics, Inc.	3.88	01/12/28	85,000	84,201
Arrow Electronics, Inc.	5.15	08/21/29	90,000	91,969
Avnet, Inc.	6.25	03/15/28	90,000	93,520
Flex Ltd.	4.88	06/15/29	115,000	116,410
Flex Ltd.	4.88	05/12/30	100,000	101,253
Jabil, Inc.	3.60	01/15/30	75,000	72,494
Jabil, Inc.	3.95	01/12/28	75,000	74,624
Jabil, Inc.	4.25	05/15/27	90,000	90,050
Keysight Technologies, Inc.	3.00	10/30/29	90,000	85,682
Keysight Technologies, Inc.	4.60	04/06/27	105,000	105,505
Keysight Technologies, Inc.	5.35	07/30/30	120,000	124,609
TD SYNNEX Corp.	2.38	08/09/28	100,000	94,843
TD SYNNEX Corp.	4.30	01/17/29	95,000	94,808
Trimble, Inc.	4.90	06/15/28	100,000	101,646
				1,331,614
ENGINEERING & CONSTRUCTION – 0.1%
Jacobs Engineering Group, Inc.	6.35	08/18/28	105,000	110,782
MasTec, Inc.	5.90	06/15/29	86,000	89,959
				200,741
ENVIRONMENTAL CONTROL – 0.1%
Veralto Corp.	5.35	09/18/28	115,000	118,843

FOOD – 2.6%
Ahold Finance USA LLC	6.88	05/01/29	80,000	86,950
Campbell’s Co.	2.38	04/24/30	80,000	73,277
Campbell’s Co.	4.15	03/15/28	160,000	159,872
Campbell’s Co.	5.20	03/19/27	85,000	86,197
Campbell’s Co.	5.20	03/21/29	105,000	107,824
Conagra Brands, Inc.	1.38	11/01/27	165,000	155,830
Conagra Brands, Inc.	4.85	11/01/28	215,000	217,389
Conagra Brands, Inc.	5.00	08/01/30	80,000	81,070
General Mills, Inc.	2.88	04/15/30	115,000	108,395
General Mills, Inc.	3.20	02/10/27	130,000	128,585

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
FOOD – 2.6% (Continued)
General Mills, Inc.	4.20	04/17/28	$230,000	$230,244
General Mills, Inc.	4.70	01/30/27	80,000	80,621
General Mills, Inc.	4.88	01/30/30	120,000	122,591
General Mills, Inc.	5.50	10/17/28	95,000	98,527
Ingredion, Inc.	2.90	06/01/30	100,000	93,775
J M Smucker Co.	2.38	03/15/30	85,000	78,812
J M Smucker Co.	3.38	12/15/27	75,000	74,019
J M Smucker Co.	5.90	11/15/28	125,000	131,054
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	3.00	02/02/29	95,000	91,108
Kellanova	2.10	06/01/30	85,000	77,361
Kellanova	3.40	11/15/27	100,000	98,892
Kellanova	4.30	05/15/28	100,000	100,716
Kraft Heinz Foods Co.	3.75	04/01/30	120,000	116,755
Kraft Heinz Foods Co.	3.88	05/15/27	225,000	223,979
Kroger Co.	2.20	05/01/30	85,000	77,987
Kroger Co.	3.70	08/01/27	100,000	99,559
Kroger Co.	4.50	01/15/29	105,000	106,215
McCormick & Co., Inc./MD	2.50	04/15/30	85,000	78,768
McCormick & Co., Inc./MD	3.40	08/15/27	105,000	103,773
Mondelez International, Inc.	2.63	03/17/27	115,000	112,824
Mondelez International, Inc.	2.75	04/13/30	120,000	112,707
Mondelez International, Inc.	4.25	05/06/28	120,000	120,491
Mondelez International, Inc.	4.50	05/06/30	90,000	90,729
Mondelez International, Inc.	4.75	02/20/29	90,000	91,895
Sysco Corp.	2.40	02/15/30	85,000	78,828
Sysco Corp.	3.25	07/15/27	115,000	113,504
Sysco Corp.	5.10	09/23/30	120,000	123,769
Sysco Corp.	5.75	01/17/29	75,000	78,470
Sysco Corp.	5.95	04/01/30	165,000	175,010
Tyson Foods, Inc.	3.55	06/02/27	220,000	217,866
Tyson Foods, Inc.	4.35	03/01/29	165,000	165,212
Tyson Foods, Inc.	5.40	03/15/29	100,000	103,237
				4,874,687
FOREST PRODUCTS & PAPER – 0.3%
Suzano Austria GmbH	2.50	09/15/28	100,000	94,833
Suzano Austria GmbH	5.00	01/15/30	170,000	171,318
Suzano Austria GmbH	6.00	01/15/29	270,000	279,046
				545,197
GAS – 0.5%
National Fuel Gas Co.	5.50	03/15/30	85,000	87,839
NiSource, Inc.	2.95	09/01/29	125,000	119,493
NiSource, Inc.	3.49	05/15/27	160,000	158,649
NiSource, Inc.	3.60	05/01/30	165,000	159,989
NiSource, Inc.	5.20	07/01/29	105,000	108,451
NiSource, Inc.	5.25	03/30/28	178,000	182,415

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
GAS – 0.5% (Continued)
NiSource, Inc.	6.95	11/30/54	$75,000	$78,359
Piedmont Natural Gas Co., Inc.	3.50	06/01/29	100,000	97,751
				992,946
HAND/MACHINE TOOLS – 0.1%
Stanley Black & Decker, Inc.	2.30	03/15/30	130,000	118,468
Stanley Black & Decker, Inc.	4.25	11/15/28	85,000	84,946
				203,414
HEALTHCARE-PRODUCTS – 1.7%
Agilent Technologies, Inc.	2.10	06/04/30	75,000	68,225
Agilent Technologies, Inc.	2.75	09/15/29	80,000	75,859
Agilent Technologies, Inc.	4.20	09/09/27	110,000	110,202
Baxter International, Inc.	1.92	02/01/27	230,000	223,496
Baxter International, Inc.	2.27	12/01/28	210,000	197,165
Dentsply Sirona, Inc.	3.25	06/01/30	120,000	111,387
Edwards Lifesciences Corp.	4.30	06/15/28	90,000	90,238
GE HealthCare Technologies, Inc.	4.80	08/14/29	175,000	178,574
GE HealthCare Technologies, Inc.	5.65	11/15/27	285,000	293,424
GE HealthCare Technologies, Inc.	5.86	03/15/30	195,000	206,620
Revvity, Inc.	1.90	09/15/28	75,000	70,189
Revvity, Inc.	3.30	09/15/29	145,000	139,100
Smith & Nephew PLC	2.03	10/14/30	170,000	152,268
Solventum Corp.	5.40	03/01/29	110,775	114,415
Stryker Corp.	1.95	06/15/30	155,000	140,303
Stryker Corp.	3.65	03/07/28	100,000	99,323
Stryker Corp.	4.25	09/11/29	120,000	120,612
Stryker Corp.	4.55	02/10/27	85,000	85,613
Stryker Corp.	4.70	02/10/28	115,000	116,622
Stryker Corp.	4.85	12/08/28	100,000	102,363
Stryker Corp.	4.85	02/10/30	135,000	138,513
Zimmer Biomet Holdings, Inc.	4.70	02/19/27	105,000	105,709
Zimmer Biomet Holdings, Inc.	5.05	02/19/30	85,000	87,437
Zimmer Biomet Holdings, Inc.	5.35	12/01/28	80,000	82,745
				3,110,402
HEALTHCARE-SERVICES – 4.6%
Centene Corp.	2.45	07/15/28	380,000	354,126
Centene Corp.	3.00	10/15/30	375,000	335,455
Centene Corp.	3.38	02/15/30	330,000	303,934
Centene Corp.	4.25	12/15/27	380,000	374,696
Centene Corp.	4.63	12/15/29	570,000	553,293
Cigna Group	2.40	03/15/30	230,000	212,750
Cigna Group	3.05	10/15/27	100,000	98,208
Cigna Group	3.40	03/01/27	220,000	218,112
Cigna Group	4.38	10/15/28	609,000	612,840
Cigna Group	4.50	09/15/30	165,000	165,738
Cigna Group	5.00	05/15/29	170,000	174,371
Elevance Health, Inc.	2.25	05/15/30	180,000	164,560

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 4.6% (Continued)
Elevance Health, Inc.	2.88	09/15/29	$125,000	$119,045
Elevance Health, Inc.	3.65	12/01/27	245,000	243,199
Elevance Health, Inc.	4.00	09/15/28	120,000	119,495
Elevance Health, Inc.	4.10	03/01/28	210,000	209,845
Elevance Health, Inc.	4.75	02/15/30	115,000	117,192
Elevance Health, Inc.	5.15	06/15/29	110,000	113,323
HCA, Inc.	3.13	03/15/27	170,000	167,819
HCA, Inc.	3.38	03/15/29	90,000	87,561
HCA, Inc.	3.50	09/01/30	445,000	427,269
HCA, Inc.	4.13	06/15/29	325,000	322,652
HCA, Inc.	4.50	02/15/27	185,000	185,280
HCA, Inc.	5.00	03/01/28	110,000	112,030
HCA, Inc.	5.20	06/01/28	155,000	158,700
HCA, Inc.	5.25	03/01/30	125,000	129,136
HCA, Inc.	5.63	09/01/28	255,000	263,076
HCA, Inc.	5.88	02/01/29	170,000	177,065
Humana, Inc.	1.35	02/03/27	110,000	106,229
Humana, Inc.	3.13	08/15/29	70,000	66,909
Humana, Inc.	3.70	03/23/29	130,000	127,266
Humana, Inc.	4.88	04/01/30	80,000	81,073
Humana, Inc.	5.75	03/01/28	80,000	82,532
Humana, Inc.	5.75	12/01/28	85,000	88,432
Icon Investments Six DAC	5.81	05/08/27	120,000	122,448
Icon Investments Six DAC	5.85	05/08/29	125,000	130,675
IQVIA, Inc.	5.70	05/15/28	120,000	123,722
IQVIA, Inc.	6.25	02/01/29	215,000	226,678
Laboratory Corp. of America Holdings	2.95	12/01/29	115,000	109,339
Laboratory Corp. of America Holdings	3.60	09/01/27	95,000	94,323
Laboratory Corp. of America Holdings	4.35	04/01/30	110,000	110,162
Quest Diagnostics, Inc.	2.95	06/30/30	150,000	141,425
Quest Diagnostics, Inc.	4.20	06/30/29	60,000	60,131
Quest Diagnostics, Inc.	4.63	12/15/29	90,000	91,528
Universal Health Services, Inc.	2.65	10/15/30	135,000	122,559
Universal Health Services, Inc.	4.63	10/15/29	85,000	85,226
				8,491,427
HOME BUILDERS – 0.1%
Lennar Corp.	4.75	11/29/27	115,000	115,897
Lennar Corp.	5.20	07/30/30	110,000	113,128
				229,025
HOME FURNISHINGS – 0.1%
Leggett & Platt, Inc.	3.50	11/15/27	85,000	83,295
Leggett & Platt, Inc.	4.40	03/15/29	80,000	78,817
				162,112
HOUSEHOLD PRODUCTS/WARES – 0.2%
Avery Dennison Corp.	2.65	04/30/30	80,000	74,610
Avery Dennison Corp.	4.88	12/06/28	77,000	78,409
Clorox Co.	1.80	05/15/30	90,000	80,806

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
HOUSEHOLD PRODUCTS/WARES – 0.2% (Continued)
Clorox Co.	3.90	05/15/28	$75,000	$74,793
Clorox Co.	4.40	05/01/29	80,000	80,760
				389,378
INSURANCE – 2.8%
Aegon Ltd.	5.50	04/11/48	135,000	136,741
Allstate Corp.	3.28	12/15/26	90,000	89,213
Allstate Corp.	5.05	06/24/29	85,000	87,516
American International Group, Inc.	4.85	05/07/30	105,000	107,378
American National Group, Inc.	5.00	06/15/27	80,000	80,497
American National Group, Inc.	5.75	10/01/29	100,000	103,300
Aon Corp.	2.80	05/15/30	165,000	155,221
Aon Corp.	3.75	05/02/29	125,000	123,391
Aon Corp.	8.21	01/01/27	85,000	88,526
Aon Corp./Aon Global Holdings PLC	2.85	05/28/27	95,000	93,265
Aon North America, Inc.	5.13	03/01/27	105,000	106,335
Aon North America, Inc.	5.15	03/01/29	165,000	169,849
Arthur J Gallagher & Co.	4.60	12/15/27	120,000	121,166
Arthur J Gallagher & Co.	4.85	12/15/29	125,000	127,661
Athene Holding Ltd.	4.13	01/12/28	160,000	159,570
Athene Holding Ltd.	6.15	04/03/30	65,000	69,080
Brighthouse Financial, Inc.	3.70	06/22/27	120,000	118,170
Brighthouse Financial, Inc.	5.63	05/15/30	100,000	102,157
Brown & Brown, Inc.	4.70	06/23/28	75,000	75,667
Brown & Brown, Inc.	4.90	06/23/30	130,000	131,762
CNA Financial Corp.	2.05	08/15/30	85,000	76,157
CNA Financial Corp.	3.45	08/15/27	70,000	69,187
CNA Financial Corp.	3.90	05/01/29	90,000	88,896
CNO Financial Group, Inc.	5.25	05/30/29	80,000	81,365
Corebridge Financial, Inc.	3.65	04/05/27	180,000	178,546
Corebridge Financial, Inc.	3.85	04/05/29	180,000	177,479
Corebridge Financial, Inc.	6.88	12/15/52	170,000	174,375
Enstar Finance LLC	5.50	01/15/42	90,000	89,002
Enstar Group Ltd.	4.95	06/01/29	80,000	80,746
Equitable Holdings, Inc.	4.35	04/20/28	195,000	195,593
Essent Group Ltd.	6.25	07/01/29	85,000	89,053
F&G Annuities & Life, Inc.	6.50	06/04/29	85,000	88,709
Fairfax Financial Holdings Ltd.	4.63	04/29/30	105,000	105,460
Fairfax Financial Holdings Ltd.	4.85	04/17/28	95,000	96,265
Fidelity National Financial, Inc.	3.40	06/15/30	110,000	104,660
Lincoln National Corp.	3.80	03/01/28	85,000	84,257
MGIC Investment Corp.	5.25	08/15/28	100,000	100,006
PartnerRe Finance B LLC	4.50	10/01/50	85,000	80,923
Prudential Financial, Inc.	3.70	10/01/50	140,000	130,630
Prudential Financial, Inc.	4.50	09/15/47	125,000	123,304
Prudential Financial, Inc.	5.70	09/15/48	155,000	156,932
Reinsurance Group of America, Inc.	3.15	06/15/30	100,000	94,659
Reinsurance Group of America, Inc.	3.90	05/15/29	100,000	98,915
Willis North America, Inc.	2.95	09/15/29	120,000	113,960

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 2.8% (Continued)
Willis North America, Inc.	4.50	09/15/28	$100,000	$100,667
Willis North America, Inc.	4.65	06/15/27	125,000	125,843
				5,152,054
INTERNET – 0.7%
AppLovin Corp.	5.13	12/01/29	170,000	173,665
eBay, Inc.	2.70	03/11/30	160,000	149,781
eBay, Inc.	3.60	06/05/27	125,000	124,152
Expedia Group, Inc.	3.25	02/15/30	200,000	190,925
Expedia Group, Inc.	3.80	02/15/28	160,000	158,724
Expedia Group, Inc.	4.63	08/01/27	125,000	125,808
Uber Technologies, Inc.	4.30	01/15/30	215,000	215,577
VeriSign, Inc.	4.75	07/15/27	90,000	90,021
Weibo Corp.	3.38	07/08/30	120,000	114,136
				1,342,789
INVESTMENT COMPANIES – 3.1%
Apollo Debt Solutions BDC	6.90	04/13/29	155,000	162,301
Ares Capital Corp.	2.88	06/15/27	79,000	77,060
Ares Capital Corp.	2.88	06/15/28	210,000	200,003
Ares Capital Corp.	5.50	09/01/30	125,000	126,117
Ares Capital Corp.	5.88	03/01/29	160,000	163,865
Ares Capital Corp.	5.95	07/15/29	145,000	148,842
Ares Capital Corp.	7.00	01/15/27	140,000	143,840
Ares Strategic Income Fund(1)	4.85	01/15/29	100,000	98,590
Ares Strategic Income Fund(1)	5.45	09/09/28	105,000	105,486
Ares Strategic Income Fund	5.60	02/15/30	130,000	130,854
Ares Strategic Income Fund	5.70	03/15/28	150,000	151,884
Ares Strategic Income Fund(1)	5.80	09/09/30	80,000	80,679
Ares Strategic Income Fund	6.35	08/15/29	110,000	113,440
Blackstone Private Credit Fund	2.63	12/15/26	205,000	200,587
Blackstone Private Credit Fund	3.25	03/15/27	170,000	166,823
Blackstone Private Credit Fund	4.00	01/15/29	100,000	97,238
Blackstone Private Credit Fund	5.05	09/10/30	85,000	83,584
Blackstone Private Credit Fund	7.30	11/27/28	100,000	106,305
Blackstone Secured Lending Fund	2.13	02/15/27	105,000	101,561
Blackstone Secured Lending Fund	2.85	09/30/28	100,000	94,418
Blackstone Secured Lending Fund	5.30	06/30/30	90,000	90,019
Blackstone Secured Lending Fund	5.35	04/13/28	110,000	111,149
Blue Owl Capital Corp.	2.63	01/15/27	90,000	87,682
Blue Owl Capital Corp.	2.88	06/11/28	130,000	122,795
Blue Owl Capital Corp.	5.95	03/15/29	175,000	177,356
Blue Owl Capital Corp.	6.20	07/15/30	75,000	76,697
Blue Owl Credit Income Corp.	5.80	03/15/30	165,000	165,985
Blue Owl Credit Income Corp.	6.60	09/15/29	155,000	160,226
Blue Owl Credit Income Corp.	7.75	09/16/27	90,000	94,090
Blue Owl Credit Income Corp.	7.75	01/15/29	85,000	90,533
Blue Owl Credit Income Corp.	7.95	06/13/28	105,000	111,547
Blue Owl Technology Finance Corp.(1)	6.10	03/15/28	100,000	100,780
Blue Owl Technology Finance Corp.	6.75	04/04/29	125,000	127,815

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 3.1% (Continued)
FS KKR Capital Corp.	3.13	10/12/28	$120,000	$110,762
FS KKR Capital Corp.	3.25	07/15/27	95,000	91,296
FS KKR Capital Corp.	6.13	01/15/30	115,000	113,797
FS KKR Capital Corp.	6.88	08/15/29	95,000	96,392
Goldman Sachs Private Credit Corp.(1)	6.25	05/06/30	105,000	107,425
Golub Capital BDC, Inc.	6.00	07/15/29	125,000	126,973
Golub Capital BDC, Inc.	7.05	12/05/28	110,000	115,419
Golub Capital Private Credit Fund(1)	5.45	08/15/28	80,000	80,415
Golub Capital Private Credit Fund	5.88	05/01/30	85,000	86,406
HPS Corporate Lending Fund(1)	4.90	09/11/28	100,000	99,249
HPS Corporate Lending Fund	5.45	01/14/28	125,000	125,976
HPS Corporate Lending Fund(1)	5.85	06/05/30	80,000	80,868
HPS Corporate Lending Fund	6.75	01/30/29	90,000	93,667
MSD Investment Corp.(1)	6.25	05/31/30	85,000	85,558
Sixth Street Lending Partners	5.75	01/15/30	95,000	96,315
Sixth Street Lending Partners(1)	6.13	07/15/30	125,000	128,431
Sixth Street Lending Partners	6.50	03/11/29	125,000	129,548
				5,838,648
IRON/STEEL – 0.4%
ArcelorMittal SA	4.25	07/16/29	85,000	84,998
ArcelorMittal SA	6.55	11/29/27	200,000	208,087
Reliance, Inc.	2.15	08/15/30	80,000	72,271
Steel Dynamics, Inc.	3.45	04/15/30	100,000	96,397
Vale Overseas Ltd.	3.75	07/08/30	250,000	241,633
				703,386
LEISURE TIME – 0.1%
Polaris, Inc.	6.95	03/15/29	85,000	90,447
Royal Caribbean Cruises Ltd.	3.70	03/15/28	80,000	78,779
				169,226
LODGING – 1.2%
Hyatt Hotels Corp.	5.05	03/30/28	85,000	86,508
Hyatt Hotels Corp.	5.25	06/30/29	100,000	102,727
Hyatt Hotels Corp.	5.75	01/30/27	95,000	96,662
Las Vegas Sands Corp.	3.90	08/08/29	120,000	116,484
Las Vegas Sands Corp.	5.63	06/15/28	170,000	173,854
Las Vegas Sands Corp.	5.90	06/01/27	125,000	127,438
Las Vegas Sands Corp.	6.00	08/15/29	75,000	78,130
Las Vegas Sands Corp.	6.00	06/14/30	90,000	94,144
Marriott International, Inc./MD	4.63	06/15/30	163,000	164,865
Marriott International, Inc./MD	4.80	03/15/30	75,000	76,483
Marriott International, Inc./MD	4.88	05/15/29	85,000	86,758
Marriott International, Inc./MD	4.90	04/15/29	140,000	142,942
Marriott International, Inc./MD	5.00	10/15/27	165,000	167,658
Marriott International, Inc./MD	5.55	10/15/28	115,000	119,481
Sands China Ltd.	2.30	03/08/27	105,000	102,108
Sands China Ltd.	2.85	03/08/29	110,000	104,215
Sands China Ltd.	4.38	06/18/30	110,000	108,319
Sands China Ltd.	5.40	08/08/28	318,000	324,796
				2,273,572

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-DIVERSIFIED – 1.4%
CNH Industrial Capital LLC	4.50	10/08/27	$90,000	$90,626
CNH Industrial Capital LLC	4.50	10/16/30	85,000	84,898
CNH Industrial Capital LLC	4.55	04/10/28	100,000	100,718
CNH Industrial Capital LLC	4.75	03/21/28	85,000	86,064
CNH Industrial Capital LLC	5.10	04/20/29	100,000	102,400
CNH Industrial Capital LLC	5.50	01/12/29	75,000	77,635
CNH Industrial NV	3.85	11/15/27	80,000	79,631
Flowserve Corp.	3.50	10/01/30	85,000	81,005
IDEX Corp.	3.00	05/01/30	85,000	80,273
IDEX Corp.	4.95	09/01/29	85,000	86,925
Ingersoll Rand, Inc.	5.18	06/15/29	125,000	129,206
Ingersoll Rand, Inc.	5.20	06/15/27	110,000	111,714
Ingersoll Rand, Inc.	5.40	08/14/28	85,000	87,875
Nordson Corp.	4.50	12/15/29	95,000	95,781
Otis Worldwide Corp.	2.29	04/05/27	70,000	68,332
Otis Worldwide Corp.	2.57	02/15/30	250,000	233,280
Otis Worldwide Corp.	5.25	08/16/28	130,000	133,909
Regal Rexnord Corp.	6.05	04/15/28	195,000	201,666
Regal Rexnord Corp.	6.30	02/15/30	170,000	179,959
Westinghouse Air Brake Technologies Corp.	3.45	11/15/26	110,000	109,222
Westinghouse Air Brake Technologies Corp.	4.70	09/15/28	230,000	232,775
Westinghouse Air Brake Technologies Corp.	4.90	05/29/30	70,000	71,628
Xylem, Inc./NY	1.95	01/30/28	80,000	76,483
Xylem, Inc./NY	3.25	11/01/26	80,000	79,309
				2,681,314
MEDIA – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.25	01/15/29	205,000	190,816
Charter Communications Operating LLC/Charter Communications Operating Capital	3.75	02/15/28	160,000	157,658
Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	03/15/28	205,000	203,964
Charter Communications Operating LLC/Charter Communications Operating Capital	5.05	03/30/29	210,000	212,121
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	06/01/29	245,000	256,372
FactSet Research Systems, Inc.	2.90	03/01/27	80,000	78,643
Fox Corp.	3.50	04/08/30	90,000	86,998
Fox Corp.	4.71	01/25/29	340,000	344,134
Paramount Global	2.90	01/15/27	100,000	98,191
Paramount Global	3.38	02/15/28	75,000	73,073
Paramount Global	4.20	06/01/29	85,000	83,296
Paramount Global	7.88	07/30/30	135,000	149,357
				1,934,623
MINING – 0.2%
AngloGold Ashanti Holdings PLC	3.38	11/01/28	120,000	116,586
AngloGold Ashanti Holdings PLC	3.75	10/01/30	120,000	114,826
Freeport-McMoRan, Inc.	4.63	08/01/30	90,000	90,127
				321,539

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
MISCELLANEOUS MANUFACTURER – 0.1%
Teledyne Technologies, Inc.	2.25	04/01/28	$120,000	$114,862
Textron, Inc.	3.00	06/01/30	95,000	89,584
				204,446
OFFICE/BUSINESS EQUIPMENT – 0.3%
CDW LLC/CDW Finance Corp.	2.67	12/01/26	155,000	152,260
CDW LLC/CDW Finance Corp.	3.25	02/15/29	115,000	110,230
CDW LLC/CDW Finance Corp.	3.28	12/01/28	85,000	82,132
CDW LLC/CDW Finance Corp.	4.25	04/01/28	95,000	94,462
CDW LLC/CDW Finance Corp.	5.10	03/01/30	95,000	96,809
				535,893
OIL & GAS – 2.4%
Canadian Natural Resources Ltd.	2.95	07/15/30	80,000	75,058
Canadian Natural Resources Ltd.	3.85	06/01/27	205,000	203,873
Canadian Natural Resources Ltd.(1)	5.00	12/15/29	120,000	122,566
Continental Resources, Inc.	4.38	01/15/28	165,000	164,293
Coterra Energy, Inc.	3.90	05/15/27	115,000	114,472
Devon Energy Corp.	4.50	01/15/30	100,000	100,212
Diamondback Energy, Inc.	3.25	12/01/26	120,000	118,967
Diamondback Energy, Inc.	3.50	12/01/29	165,000	159,393
Diamondback Energy, Inc.	5.15	01/30/30	145,000	148,900
Diamondback Energy, Inc.	5.20	04/18/27	150,000	152,077
EQT Corp.	3.90	10/01/27	158,000	156,951
EQT Corp.	4.50	01/15/29	115,000	114,997
EQT Corp.	5.70	04/01/28	80,000	82,671
EQT Corp.	6.38	04/01/29	95,000	98,320
EQT Corp.	7.00	02/01/30	115,000	124,858
Expand Energy Corp.	5.38	02/01/29	110,000	110,084
Expand Energy Corp.	5.38	03/15/30	195,000	197,870
Marathon Petroleum Corp.	5.13	12/15/26	110,000	110,935
Marathon Petroleum Corp.	5.15	03/01/30	180,000	185,024
Occidental Petroleum Corp.	5.00	08/01/27	90,000	91,305
Occidental Petroleum Corp.	5.20	08/01/29	205,000	209,447
Occidental Petroleum Corp.	6.38	09/01/28	105,000	110,058
Occidental Petroleum Corp.	6.63	09/01/30	240,000	257,597
Occidental Petroleum Corp.	8.88	07/15/30	155,000	179,189
Ovintiv, Inc.	5.65	05/15/28	110,000	113,117
Phillips 66 Co.	3.15	12/15/29	85,000	81,363
Phillips 66 Co.	3.90	03/15/28	140,000	139,122
Phillips 66 Co.	4.95	12/01/27	125,000	127,020
Valero Energy Corp.	2.15	09/15/27	100,000	96,439
Valero Energy Corp.	4.35	06/01/28	105,000	105,409
Valero Energy Corp.	5.15	02/15/30	95,000	97,745
Viper Energy Partners LLC	4.90	08/01/30	85,000	85,616
Woodside Finance Ltd.	4.90	05/19/28	85,000	86,226
Woodside Finance Ltd.	5.40	05/19/30	205,000	210,675
				4,531,849

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS SERVICES – 0.1%
Halliburton Co.	2.92	03/01/30	$155,000	$146,369
NOV, Inc.	3.60	12/01/29	90,000	87,227
				233,596
PACKAGING & CONTAINERS – 0.6%
Amcor Flexibles North America, Inc.	2.63	06/19/30	115,000	106,331
Amcor Flexibles North America, Inc.	4.80	03/17/28	105,000	106,362
Amcor Flexibles North America, Inc.	5.10	03/17/30	125,000	128,344
Amcor Group Finance PLC	5.45	05/23/29	75,000	77,441
Packaging Corp. of America	3.00	12/15/29	85,000	81,306
Packaging Corp. of America	3.40	12/15/27	85,000	83,967
Smurfit Kappa Treasury ULC	5.20	01/15/30	120,000	123,736
Sonoco Products Co.	3.13	05/01/30	90,000	85,010
Sonoco Products Co.	4.60	09/01/29	100,000	100,648
WRKCo, Inc.	3.90	06/01/28	75,000	74,360
WRKCo, Inc.	4.00	03/15/28	95,000	94,612
WRKCo, Inc.	4.90	03/15/29	125,000	127,395
				1,189,512
PHARMACEUTICALS – 3.2%
Becton Dickinson & Co.	2.82	05/20/30	125,000	117,366
Becton Dickinson & Co.	3.70	06/06/27	288,000	286,132
Becton Dickinson & Co.	4.69	02/13/28	125,000	126,401
Becton Dickinson & Co.	4.87	02/08/29	105,000	106,961
Becton Dickinson & Co.	5.08	06/07/29	100,000	102,676
Cardinal Health, Inc.	3.41	06/15/27	195,000	193,060
Cardinal Health, Inc.	4.50	09/15/30	105,000	105,635
Cardinal Health, Inc.	4.70	11/15/26	85,000	85,594
Cardinal Health, Inc.	5.00	11/15/29	130,000	133,511
Cardinal Health, Inc.	5.13	02/15/29	105,000	107,956
Cencora, Inc.	2.80	05/15/30	80,000	75,222
Cencora, Inc.	3.45	12/15/27	130,000	128,360
Cencora, Inc.	4.63	12/15/27	80,000	80,932
Cencora, Inc.	4.85	12/15/29	100,000	102,231
CVS Health Corp.	1.30	08/21/27	360,000	342,037
CVS Health Corp.	1.75	08/21/30	205,000	180,832
CVS Health Corp.	3.25	08/15/29	285,000	274,064
CVS Health Corp.	3.63	04/01/27	130,000	128,956
CVS Health Corp.	3.75	04/01/30	245,000	238,281
CVS Health Corp.	4.30	03/25/28	820,000	821,355
CVS Health Corp.	5.00	01/30/29	165,000	168,479
CVS Health Corp.	5.13	02/21/30	245,000	251,639
CVS Health Corp.	5.40	06/01/29	175,000	181,045
Mylan, Inc.	4.55	04/15/28	125,000	124,499
Takeda Pharmaceutical Co. Ltd.	2.05	03/31/30	410,000	373,804
Takeda Pharmaceutical Co. Ltd.	5.00	11/26/28	285,000	291,368
Viatris, Inc.	2.30	06/22/27	125,000	120,261
Viatris, Inc.	2.70	06/22/30	240,000	217,128
Zoetis, Inc.	2.00	05/15/30	120,000	109,381

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 3.2% (Continued)
Zoetis, Inc.	3.00	09/12/27	$125,000	$122,959
Zoetis, Inc.	3.90	08/20/28	80,000	79,863
Zoetis, Inc.	4.15	08/17/28	145,000	145,615
				5,923,603
PIPELINES – 6.2%
Boardwalk Pipelines LP	4.45	07/15/27	95,000	95,261
Boardwalk Pipelines LP	4.80	05/03/29	70,000	70,957
Cheniere Corpus Christi Holdings LLC	3.70	11/15/29	180,000	175,471
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	205,000	207,146
Cheniere Energy Partners LP	4.50	10/01/29	250,000	250,028
Cheniere Energy, Inc.	4.63	10/15/28	245,000	244,776
DCP Midstream Operating LP	5.13	05/15/29	95,000	97,173
DCP Midstream Operating LP	5.63	07/15/27	90,000	91,907
Enbridge, Inc.	3.13	11/15/29	175,000	167,175
Enbridge, Inc.	3.70	07/15/27	120,000	119,091
Enbridge, Inc.	4.25	12/01/26	140,000	140,026
Enbridge, Inc.	4.90	06/20/30	100,000	102,307
Enbridge, Inc.	5.25	04/05/27	115,000	116,732
Enbridge, Inc.	5.30	04/05/29	115,000	118,640
Enbridge, Inc.	5.90	11/15/26	125,000	127,093
Enbridge, Inc.	6.00	11/15/28	125,000	131,373
Enbridge, Inc.	7.38	03/15/55	80,000	85,158
Energy Transfer LP	3.75	05/15/30	240,000	233,120
Energy Transfer LP	4.00	10/01/27	130,000	129,494
Energy Transfer LP	4.15	09/15/29	90,000	89,332
Energy Transfer LP	4.20	04/15/27	105,000	104,922
Energy Transfer LP	4.40	03/15/27	110,000	110,197
Energy Transfer LP	4.95	05/15/28	140,000	142,130
Energy Transfer LP	4.95	06/15/28	140,000	142,179
Energy Transfer LP	5.20	04/01/30	120,000	123,757
Energy Transfer LP	5.25	04/15/29	255,000	262,237
Energy Transfer LP	5.25	07/01/29	160,000	164,709
Energy Transfer LP	5.50	06/01/27	160,000	162,576
Energy Transfer LP	5.55	02/15/28	175,000	179,970
Energy Transfer LP	6.05	12/01/26	155,000	157,648
Energy Transfer LP	6.10	12/01/28	90,000	94,554
Enterprise Products Operating LLC	5.25	08/16/77	160,000	159,878
Enterprise Products Operating LLC	5.38	02/15/78	115,000	114,688
Kinder Morgan, Inc.	1.75	11/15/26	90,000	87,932
Kinder Morgan, Inc.	4.30	03/01/28	198,000	198,776
Kinder Morgan, Inc.	5.00	02/01/29	205,000	209,594
Kinder Morgan, Inc.	5.10	08/01/29	80,000	82,171
Kinder Morgan, Inc.	5.15	06/01/30	185,000	190,843
MPLX LP	2.65	08/15/30	245,000	225,618
MPLX LP	4.00	03/15/28	200,000	199,112
MPLX LP	4.13	03/01/27	200,000	199,695
MPLX LP	4.25	12/01/27	125,000	125,216
MPLX LP	4.80	02/15/29	125,000	126,952

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 6.2% (Continued)
ONEOK, Inc.	3.10	03/15/30	$130,000	$123,161
ONEOK, Inc.	3.25	06/01/30	90,000	85,369
ONEOK, Inc.	3.40	09/01/29	120,000	115,768
ONEOK, Inc.	4.00	07/13/27	65,000	64,788
ONEOK, Inc.	4.25	09/24/27	205,000	205,297
ONEOK, Inc.	4.35	03/15/29	105,000	104,925
ONEOK, Inc.	4.40	10/15/29	100,000	99,969
ONEOK, Inc.	4.55	07/15/28	135,000	135,995
ONEOK, Inc.	5.55	11/01/26	120,000	121,446
ONEOK, Inc.	5.65	11/01/28	125,000	129,594
Plains All American Pipeline LP/PAA Finance Corp.	3.55	12/15/29	160,000	154,947
Plains All American Pipeline LP/PAA Finance Corp.	3.80	09/15/30	135,000	130,566
Plains All American Pipeline LP/PAA Finance Corp.	4.50	12/15/26	115,000	115,242
Sabine Pass Liquefaction LLC	4.20	03/15/28	220,000	220,114
Sabine Pass Liquefaction LLC	4.50	05/15/30	330,000	331,227
Sabine Pass Liquefaction LLC	5.00	03/15/27	255,000	256,552
South Bow USA Infrastructure Holdings LLC	4.91	09/01/27	110,000	110,907
South Bow USA Infrastructure Holdings LLC	5.03	10/01/29	160,000	161,601
Targa Resources Corp.	4.90	09/15/30	130,000	131,903
Targa Resources Corp.	5.20	07/01/27	125,000	126,952
Targa Resources Corp.	6.15	03/01/29	155,000	163,121
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00	01/15/28	105,000	105,106
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50	03/01/30	160,000	162,383
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.88	01/15/29	100,000	101,657
TC PipeLines LP	3.90	05/25/27	80,000	79,631
TransCanada PipeLines Ltd.	4.10	04/15/30	200,000	197,268
TransCanada PipeLines Ltd.	4.25	05/15/28	220,000	220,038
TransCanada PipeLines Ltd.	7.00	06/01/65	135,000	139,372
Transcontinental Gas Pipe Line Co. LLC	3.25	05/15/30	110,000	105,033
Western Midstream Operating LP	4.05	02/01/30	165,000	161,050
Western Midstream Operating LP	6.35	01/15/29	110,000	115,750
Williams Cos, Inc.	3.75	06/15/27	235,000	233,658
Williams Cos, Inc.	4.63	06/30/30	120,000	120,907
Williams Cos, Inc.	4.90	03/15/29	185,000	188,469
Williams Cos, Inc.	5.30	08/15/28	155,000	159,617
				11,536,997
REAL ESTATE – 0.1%
CBRE Services, Inc.	4.80	06/15/30	100,000	101,570
CBRE Services, Inc.	5.50	04/01/29	70,000	72,579
				174,149
REAL ESTATE INVESTMENT TRUSTS (REITS) – 4.9%
American Homes 4 Rent LP	4.25	02/15/28	80,000	80,129
American Homes 4 Rent LP	4.95	06/15/30	110,000	112,173
American Tower Corp.	1.50	01/31/28	110,000	103,821
American Tower Corp.	1.88	10/15/30	135,000	119,678
American Tower Corp.	2.10	06/15/30	120,000	108,523
American Tower Corp.	2.75	01/15/27	125,000	122,940

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 4.9% (Continued)
American Tower Corp.	2.90	01/15/30	$125,000	$118,088
American Tower Corp.	3.55	07/15/27	130,000	128,757
American Tower Corp.	3.60	01/15/28	110,000	108,765
American Tower Corp.	3.65	03/15/27	105,000	104,269
American Tower Corp.	3.80	08/15/29	275,000	269,993
American Tower Corp.	3.95	03/15/29	90,000	89,134
American Tower Corp.	4.90	03/15/30	140,000	142,919
American Tower Corp.	5.00	01/31/30	105,000	107,598
American Tower Corp.	5.20	02/15/29	110,000	112,988
American Tower Corp.	5.25	07/15/28	100,000	102,740
American Tower Corp.	5.50	03/15/28	105,000	108,009
American Tower Corp.	5.80	11/15/28	130,000	135,660
Boston Properties LP	2.90	03/15/30	110,000	102,567
Boston Properties LP	3.40	06/21/29	140,000	134,741
Boston Properties LP	4.50	12/01/28	170,000	170,337
Boston Properties LP	6.75	12/01/27	115,000	120,355
Brixmor Operating Partnership LP	4.05	07/01/30	130,000	127,613
Brixmor Operating Partnership LP	4.13	05/15/29	125,000	123,919
Cousins Properties LP	5.25	07/15/30	95,000	97,167
Crown Castle, Inc.	2.90	03/15/27	120,000	117,832
Crown Castle, Inc.	3.10	11/15/29	95,000	90,415
Crown Castle, Inc.	3.30	07/01/30	120,000	113,812
Crown Castle, Inc.	3.65	09/01/27	175,000	173,241
Crown Castle, Inc.	3.80	02/15/28	160,000	158,310
Crown Castle, Inc.	4.00	03/01/27	70,000	69,791
Crown Castle, Inc.	4.30	02/15/29	85,000	84,672
Crown Castle, Inc.	4.80	09/01/28	115,000	116,450
Crown Castle, Inc.	4.90	09/01/29	90,000	91,313
Crown Castle, Inc.	5.00	01/11/28	170,000	172,375
Crown Castle, Inc.	5.60	06/01/29	125,000	129,900
CubeSmart LP	2.25	12/15/28	90,000	84,939
Digital Realty Trust LP	3.60	07/01/29	155,000	151,419
Digital Realty Trust LP	3.70	08/15/27	165,000	163,892
Digital Realty Trust LP	4.45	07/15/28	100,000	100,665
Digital Realty Trust LP	5.55	01/15/28	145,000	149,071
EPR Properties	3.75	08/15/29	80,000	77,072
Equinix, Inc.	1.55	03/15/28	110,000	103,652
Equinix, Inc.	1.80	07/15/27	85,000	81,735
Equinix, Inc.	2.15	07/15/30	175,000	158,404
Equinix, Inc.	2.90	11/18/26	90,000	88,849
Equinix, Inc.	3.20	11/18/29	205,000	196,640
Essex Portfolio LP	3.00	01/15/30	105,000	99,494
Essex Portfolio LP	4.00	03/01/29	80,000	79,384
Extra Space Storage LP	5.50	07/01/30	135,000	140,646
Extra Space Storage LP	5.70	04/01/28	110,000	113,589
GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/30	125,000	120,947
GLP Capital LP/GLP Financing II, Inc.	5.30	01/15/29	120,000	122,346

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 4.9% (Continued)
GLP Capital LP/GLP Financing II, Inc.	5.75	06/01/28	$70,000	$71,993
Healthcare Realty Holdings LP	3.10	02/15/30	105,000	99,181
Healthcare Realty Holdings LP	3.75	07/01/27	85,000	84,323
Healthpeak OP LLC	2.13	12/01/28	80,000	75,044
Healthpeak OP LLC	3.00	01/15/30	130,000	123,020
Healthpeak OP LLC	3.50	07/15/29	120,000	116,429
Host Hotels & Resorts LP	3.38	12/15/29	110,000	104,649
Host Hotels & Resorts LP	3.50	09/15/30	140,000	131,982
Invitation Homes Operating Partnership LP	2.30	11/15/28	90,000	85,152
Kilroy Realty LP	3.05	02/15/30	80,000	73,802
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	5.50	08/01/30	75,000	76,480
Lineage OP LP(1)	5.25	07/15/30	80,000	81,056
Omega Healthcare Investors, Inc.	3.63	10/01/29	85,000	81,705
Omega Healthcare Investors, Inc.	4.50	04/01/27	115,000	115,403
Omega Healthcare Investors, Inc.	4.75	01/15/28	90,000	90,634
Omega Healthcare Investors, Inc.	5.20	07/01/30	95,000	96,415
Piedmont Operating Partnership LP	9.25	07/20/28	90,000	99,645
UDR, Inc.	3.20	01/15/30	95,000	90,980
Ventas Realty LP	3.00	01/15/30	110,000	104,256
Ventas Realty LP	4.00	03/01/28	100,000	99,599
Ventas Realty LP	4.40	01/15/29	120,000	120,338
VICI Properties LP	4.75	02/15/28	210,000	211,908
VICI Properties LP	4.95	02/15/30	160,000	161,767
Weyerhaeuser Co.	4.00	11/15/29	120,000	118,627
Weyerhaeuser Co.	4.00	04/15/30	125,000	123,314
				9,041,440
RETAIL – 3.1%
AutoNation, Inc.	4.75	06/01/30	90,000	90,322
AutoZone, Inc.	3.75	06/01/27	95,000	94,475
AutoZone, Inc.	4.00	04/15/30	130,000	128,502
AutoZone, Inc.	5.10	07/15/29	100,000	102,877
AutoZone, Inc.	5.13	06/15/30	80,000	82,602
AutoZone, Inc.	6.25	11/01/28	90,000	95,235
Best Buy Co., Inc.	1.95	10/01/30	110,000	97,889
Best Buy Co., Inc.	4.45	10/01/28	85,000	85,727
Darden Restaurants, Inc.	3.85	05/01/27	80,000	79,694
Dollar General Corp.	3.50	04/03/30	160,000	153,953
Dollar General Corp.	4.13	05/01/28	90,000	89,750
Dollar General Corp.	4.63	11/01/27	95,000	95,757
Dollar General Corp.	5.20	07/05/28	75,000	76,747
Dollar Tree, Inc.	4.20	05/15/28	205,000	204,221
Genuine Parts Co.	4.95	08/15/29	120,000	121,367
Lowe’s Cos, Inc.	1.30	04/15/28	170,000	159,300
Lowe’s Cos, Inc.	1.70	09/15/28	165,000	154,611
Lowe’s Cos, Inc.	1.70	10/15/30	205,000	180,953
Lowe’s Cos, Inc.	3.10	05/03/27	230,000	226,865
Lowe’s Cos, Inc.	3.35	04/01/27	130,000	128,818
Lowe’s Cos, Inc.	3.65	04/05/29	245,000	240,947

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 3.1% (Continued)
Lowe’s Cos, Inc.	3.95	10/15/27	$100,000	$99,878
Lowe’s Cos, Inc.	4.00	10/15/28	130,000	129,759
Lowe’s Cos, Inc.	4.50	04/15/30	195,000	197,288
McDonald’s Corp.	2.13	03/01/30	120,000	110,226
McDonald’s Corp.	2.63	09/01/29	165,000	156,618
McDonald’s Corp.	3.50	03/01/27	150,000	148,937
McDonald’s Corp.	3.50	07/01/27	170,000	168,742
McDonald’s Corp.	3.60	07/01/30	175,000	170,863
McDonald’s Corp.	3.80	04/01/28	165,000	164,203
McDonald’s Corp.	4.60	05/15/30	95,000	96,547
McDonald’s Corp.	4.80	08/14/28	100,000	101,940
McDonald’s Corp.	5.00	05/17/29	80,000	82,299
O’Reilly Automotive, Inc.	3.60	09/01/27	130,000	128,915
O’Reilly Automotive, Inc.	3.90	06/01/29	90,000	89,111
O’Reilly Automotive, Inc.	4.20	04/01/30	80,000	79,586
O’Reilly Automotive, Inc.	4.35	06/01/28	80,000	80,459
O’Reilly Automotive, Inc.	5.75	11/20/26	115,000	116,894
Starbucks Corp.	2.00	03/12/27	80,000	77,831
Starbucks Corp.	2.25	03/12/30	125,000	114,917
Starbucks Corp.	3.50	03/01/28	105,000	103,725
Starbucks Corp.	3.55	08/15/29	165,000	161,854
Starbucks Corp.	4.00	11/15/28	125,000	124,779
Starbucks Corp.	4.50	05/15/28	135,000	136,227
Starbucks Corp.	4.80	05/15/30	80,000	81,722
Starbucks Corp.	4.85	02/08/27	145,000	146,246
				5,760,178
SEMICONDUCTORS – 2.0%
Intel Corp.	1.60	08/12/28	160,000	149,424
Intel Corp.	2.45	11/15/29	330,000	307,061
Intel Corp.	3.15	05/11/27	165,000	162,504
Intel Corp.	3.75	03/25/27	165,000	164,076
Intel Corp.	3.75	08/05/27	205,000	203,392
Intel Corp.	3.90	03/25/30	245,000	240,130
Intel Corp.	4.00	08/05/29	140,000	138,430
Intel Corp.	4.88	02/10/28	295,000	299,208
Intel Corp.	5.13	02/10/30	210,000	215,693
Marvell Technology, Inc.	2.45	04/15/28	120,000	115,193
Marvell Technology, Inc.	4.75	07/15/30	80,000	81,003
Marvell Technology, Inc.	5.75	02/15/29	90,000	93,991
Microchip Technology, Inc.	4.90	03/15/28	170,000	172,170
Microchip Technology, Inc.	5.05	03/15/29	155,000	158,081
Microchip Technology, Inc.	5.05	02/15/30	175,000	178,545
Micron Technology, Inc.	4.66	02/15/30	130,000	131,380
Micron Technology, Inc.	5.33	02/06/29	130,000	133,981
NXP BV/NXP Funding LLC	5.55	12/01/28	75,000	77,578
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.40	05/01/30	175,000	167,879
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.30	08/19/28	80,000	80,146
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.30	06/18/29	155,000	154,638

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 2.0% (Continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.40	06/01/27	$90,000	$90,255
Qorvo, Inc.	4.38	10/15/29	145,000	142,938
				3,657,696
SHIPBUILDING – 0.2%
Huntington Ingalls Industries, Inc.	2.04	08/16/28	100,000	94,193
Huntington Ingalls Industries, Inc.	3.48	12/01/27	100,000	98,441
Huntington Ingalls Industries, Inc.	4.20	05/01/30	80,000	79,172
Huntington Ingalls Industries, Inc.	5.35	01/15/30	95,000	98,181
				369,987
SOFTWARE – 4.3%
Atlassian Corp.	5.25	05/15/29	80,000	82,283
Autodesk, Inc.	2.85	01/15/30	75,000	71,006
Autodesk, Inc.	3.50	06/15/27	90,000	89,218
Broadridge Financial Solutions, Inc.	2.90	12/01/29	125,000	118,381
Concentrix Corp.	6.60	08/02/28	130,000	135,632
Fidelity National Information Services, Inc.	1.65	03/01/28	120,000	113,030
Fiserv, Inc.	2.25	06/01/27	140,000	135,386
Fiserv, Inc.	2.65	06/01/30	165,000	151,399
Fiserv, Inc.	3.50	07/01/29	485,000	466,854
Fiserv, Inc.	4.20	10/01/28	175,000	173,404
Fiserv, Inc.	4.75	03/15/30	150,000	149,992
Fiserv, Inc.	5.15	03/15/27	125,000	126,015
Fiserv, Inc.	5.38	08/21/28	110,000	112,321
Fiserv, Inc.	5.45	03/02/28	155,000	158,044
Oracle Corp.	2.30	03/25/28	325,000	310,950
Oracle Corp.	2.80	04/01/27	365,000	358,259
Oracle Corp.	2.95	04/01/30	550,000	514,702
Oracle Corp.	3.25	11/15/27	455,000	446,490
Oracle Corp.	3.25	05/15/30	85,000	80,493
Oracle Corp.	4.20	09/27/29	245,000	243,159
Oracle Corp.	4.45	09/26/30	475,000	471,048
Oracle Corp.	4.50	05/06/28	130,000	130,796
Oracle Corp.	4.65	05/06/30	125,000	125,906
Oracle Corp.	4.80	08/03/28	245,000	248,518
Oracle Corp.	6.15	11/09/29	205,000	217,369
Paychex, Inc.	5.10	04/15/30	250,000	257,045
Roper Technologies, Inc.	1.40	09/15/27	105,000	100,042
Roper Technologies, Inc.	2.00	06/30/30	90,000	81,135
Roper Technologies, Inc.	2.95	09/15/29	125,000	119,323
Roper Technologies, Inc.	3.80	12/15/26	130,000	129,578
Roper Technologies, Inc.	4.20	09/15/28	140,000	140,259
Roper Technologies, Inc.	4.25	09/15/28	80,000	80,241
Roper Technologies, Inc.	4.45	09/15/30	80,000	80,307
Roper Technologies, Inc.	4.50	10/15/29	85,000	85,794
Synopsys, Inc.	4.55	04/01/27	170,000	171,155
Synopsys, Inc.	4.65	04/01/28	155,000	156,773
Synopsys, Inc.	4.85	04/01/30	330,000	335,925

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 4.3% (Continued)
Take-Two Interactive Software, Inc.	3.70	04/14/27	$110,000	$109,397
Take-Two Interactive Software, Inc.	4.95	03/28/28	125,000	127,229
VMware LLC	1.80	08/15/28	120,000	112,726
VMware LLC	3.90	08/21/27	215,000	214,465
VMware LLC	4.70	05/15/30	125,000	126,792
Workday, Inc.	3.50	04/01/27	150,000	148,769
Workday, Inc.	3.70	04/01/29	140,000	137,976
				7,945,586
TELECOMMUNICATIONS – 6.1%
AT&T, Inc.	1.65	02/01/28	370,000	350,718
AT&T, Inc.	2.30	06/01/27	410,000	398,569
AT&T, Inc.	3.80	02/15/27	120,000	119,488
AT&T, Inc.	4.10	02/15/28	290,000	289,624
AT&T, Inc.	4.25	03/01/27	245,000	245,251
AT&T, Inc.	4.30	02/15/30	520,000	519,871
AT&T, Inc.	4.35	03/01/29	490,000	491,536
AT&T, Inc.	4.70	08/15/30	165,000	167,343
British Telecommunications PLC	5.13	12/04/28	120,000	122,860
Deutsche Telekom International Finance BV	8.75	06/15/30	580,000	682,931
Juniper Networks, Inc.	3.75	08/15/29	80,000	78,226
Koninklijke KPN NV	8.38	10/01/30	100,000	117,054
Motorola Solutions, Inc.	4.60	02/23/28	110,000	111,093
Motorola Solutions, Inc.	4.60	05/23/29	140,000	141,545
Motorola Solutions, Inc.	4.85	08/15/30	90,000	91,804
Nokia OYJ	4.38	06/12/27	75,000	74,954
Rogers Communications, Inc.	2.90	11/15/26	90,000	88,770
Rogers Communications, Inc.	3.20	03/15/27	195,000	192,307
Rogers Communications, Inc.	5.00	02/15/29	205,000	208,845
Sprint Capital Corp.	6.88	11/15/28	415,000	445,986
Telefonica Emisiones SA	4.10	03/08/27	200,000	199,668
Telefonica Europe BV	8.25	09/15/30	215,000	247,848
TELUS Corp.	2.80	02/16/27	75,000	73,667
TELUS Corp.	3.70	09/15/27	95,000	94,208
T-Mobile USA, Inc.	2.05	02/15/28	290,000	277,032
T-Mobile USA, Inc.	2.40	03/15/29	90,000	84,960
T-Mobile USA, Inc.	2.63	02/15/29	160,000	152,150
T-Mobile USA, Inc.	3.38	04/15/29	385,000	374,413
T-Mobile USA, Inc.	3.75	04/15/27	665,000	661,274
T-Mobile USA, Inc.	3.88	04/15/30	1,155,000	1,131,321
T-Mobile USA, Inc.	4.20	10/01/29	105,000	104,999
T-Mobile USA, Inc.	4.75	02/01/28	245,000	245,265
T-Mobile USA, Inc.	4.80	07/15/28	145,000	147,406
T-Mobile USA, Inc.	4.85	01/15/29	165,000	168,320
T-Mobile USA, Inc.	4.95	03/15/28	170,000	173,177
Verizon Communications, Inc.	1.50	09/18/30	165,000	144,350
Verizon Communications, Inc.	1.68	10/30/30	135,000	118,981
Verizon Communications, Inc.	2.10	03/22/28	345,000	329,632
Verizon Communications, Inc.	3.15	03/22/30	190,000	181,613

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 6.1% (Continued)
Verizon Communications, Inc.	3.88	02/08/29	$160,000	$158,881
Verizon Communications, Inc.	4.02	12/03/29	550,000	544,919
Verizon Communications, Inc.	4.13	03/16/27	400,000	400,320
Verizon Communications, Inc.	4.33	09/21/28	450,000	452,364
				11,405,543
TOYS/GAMES/HOBBIES – 0.2%
Hasbro, Inc.	3.50	09/15/27	70,000	69,226
Hasbro, Inc.	3.55	11/19/26	115,000	114,238
Hasbro, Inc.	3.90	11/19/29	150,000	146,670
				330,134
TRANSPORTATION – 0.7%
Canadian Pacific Railway Co.	1.75	12/02/26	145,000	141,549
Canadian Pacific Railway Co.	2.05	03/05/30	75,000	68,450
Canadian Pacific Railway Co.	4.00	06/01/28	90,000	89,870
Canadian Pacific Railway Co.	4.80	03/30/30	105,000	107,533
CH Robinson Worldwide, Inc.	4.20	04/15/28	100,000	100,078
FedEx Corp.	3.10	08/05/29	105,000	100,626
JB Hunt Transport Services, Inc.	4.90	03/15/30	115,000	117,727
Kirby Corp.	4.20	03/01/28	80,000	79,936
Norfolk Southern Corp.	3.80	08/01/28	95,000	94,563
Norfolk Southern Corp.	5.05	08/01/30	100,000	103,662
Ryder System, Inc.	5.25	06/01/28	110,000	112,887
Ryder System, Inc.	5.38	03/15/29	100,000	103,476
Ryder System, Inc.	5.65	03/01/28	65,000	67,145
				1,287,502
TRUCKING & LEASING – 0.1%
GATX Corp.	4.00	06/30/30	90,000	88,521
GATX Corp.	4.70	04/01/29	80,000	81,046
				169,567
WATER – 0.3%
American Water Capital Corp.	2.80	05/01/30	75,000	70,772
American Water Capital Corp.	2.95	09/01/27	100,000	98,204
American Water Capital Corp.	3.45	06/01/29	95,000	92,906
American Water Capital Corp.	3.75	09/01/28	105,000	104,255
Essential Utilities, Inc.	2.70	04/15/30	80,000	74,673
Essential Utilities, Inc.	4.80	08/15/27	90,000	90,951
				531,761
TOTAL CORPORATE BONDS (Cost - $180,897,997)				182,911,159

SHORT-TERM INVESTMENTS – 0.8%
TIME DEPOSITS – 0.8%
Sumitomo Mitsui Trust Bank, London	3.21	11/03/25	1,409,058	1,409,058
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,409,058)				1,409,058

TOTAL INVESTMENTS – 99.2% (Cost - $182,307,055)				$184,320,217
OTHER ASSETS LESS LIABILITIES – 0.8%				1,571,908
NET ASSETS – 100.0%				$185,892,125

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2025, amounts to $2,019,579 and represents 1.1% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.5%
ADVERTISING – 0.2%
Interpublic Group of Cos, Inc.	2.40	03/01/31	$25,000	$22,365
Omnicom Group, Inc.	2.60	08/01/31	40,000	36,204
Omnicom Group, Inc.	5.30	11/01/34	35,000	35,879
				94,448
AEROSPACE/DEFENSE – 2.2%
Boeing Co.	3.25	02/01/35	40,000	34,875
Boeing Co.	3.60	05/01/34	55,000	49,969
Boeing Co.	3.63	02/01/31	85,000	81,549
Boeing Co.	6.39	05/01/31	50,000	54,386
Boeing Co.	6.53	05/01/34	150,000	166,083
Embraer Netherlands Finance BV	5.98	02/11/35	35,000	37,495
HEICO Corp.	5.35	08/01/33	30,000	31,236
Howmet Aerospace, Inc.	4.85	10/15/31	30,000	30,823
L3Harris Technologies, Inc.	1.80	01/15/31	40,000	35,268
L3Harris Technologies, Inc.	5.25	06/01/31	40,000	41,640
L3Harris Technologies, Inc.	5.35	06/01/34	40,000	41,533
L3Harris Technologies, Inc.	5.40	07/31/33	95,000	99,095
Northrop Grumman Corp.	4.70	03/15/33	60,000	60,565
Northrop Grumman Corp.	4.90	06/01/34	50,000	50,759
Northrop Grumman Corp.	5.25	07/15/35	25,000	25,993
RTX Corp.	1.90	09/01/31	60,000	52,465
RTX Corp.	2.38	03/15/32	65,000	57,654
RTX Corp.	5.15	02/27/33	65,000	67,442
RTX Corp.	6.00	03/15/31	60,000	64,797
RTX Corp.	6.10	03/15/34	90,000	98,931
				1,182,558
AGRICULTURE – 1.7%
Altria Group, Inc.	2.45	02/04/32	95,000	83,535
Altria Group, Inc.	5.25	08/06/35	25,000	25,219
Altria Group, Inc.	5.63	02/06/35	35,000	36,250
Altria Group, Inc.	6.88	11/01/33	25,000	28,124
BAT Capital Corp.	2.73	03/25/31	75,000	68,642
BAT Capital Corp.	4.63	03/22/33	45,000	44,525
BAT Capital Corp.	4.74	03/16/32	60,000	60,415
BAT Capital Corp.	5.35	08/15/32	60,000	62,107
BAT Capital Corp.	5.63	08/15/35	55,000	57,116
BAT Capital Corp.	5.83	02/20/31	45,000	47,633
BAT Capital Corp.	6.00	02/20/34	45,000	48,037
BAT Capital Corp.	6.42	08/02/33	70,000	76,936
BAT Capital Corp.	7.75	10/19/32	35,000	40,792
Bunge Ltd. Finance Corp.	2.75	05/14/31	55,000	50,530
Bunge Ltd. Finance Corp.	3.20	04/21/31	30,000	28,189
Bunge Ltd. Finance Corp.	4.65	09/17/34	50,000	49,197
Bunge Ltd. Finance Corp.	5.15	08/04/35	35,000	35,497
JBS USA LUX Sarl/JBS USA Food Co/JBS USA Foods Group(1)	5.95	04/20/35	55,000	57,596
Reynolds American, Inc.	5.70	08/15/35	45,000	46,892
				947,232

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
APPAREL – 0.1%
Tapestry, Inc.	3.05	03/15/32	$35,000	$31,646
Tapestry, Inc.	5.50	03/11/35	45,000	45,831
				77,477
AUTO MANUFACTURERS – 3.3%
Ford Motor Co.	3.25	02/12/32	145,000	126,416
Ford Motor Co.	6.10	08/19/32	95,000	97,623
Ford Motor Co.	7.45	07/16/31	65,000	71,795
Ford Motor Credit Co. LLC	3.63	06/17/31	65,000	59,114
Ford Motor Credit Co. LLC	4.00	11/13/30	100,000	93,913
Ford Motor Credit Co. LLC	5.87	10/31/35	60,000	59,536
Ford Motor Credit Co. LLC	6.05	03/05/31	50,000	51,181
Ford Motor Credit Co. LLC	6.05	11/05/31	75,000	76,748
Ford Motor Credit Co. LLC	6.13	03/08/34	100,000	101,239
Ford Motor Credit Co. LLC	6.50	02/07/35	60,000	62,156
Ford Motor Credit Co. LLC	6.53	03/19/32	40,000	41,779
Ford Motor Credit Co. LLC	7.12	11/07/33	80,000	86,078
General Motors Co.	5.00	04/01/35	40,000	39,309
General Motors Co.	5.60	10/15/32	70,000	73,050
General Motors Co.	6.25	04/15/35	25,000	26,592
General Motors Financial Co., Inc.	2.35	01/08/31	55,000	49,155
General Motors Financial Co., Inc.	2.70	06/10/31	55,000	49,572
General Motors Financial Co., Inc.	3.10	01/12/32	70,000	63,478
General Motors Financial Co., Inc.	5.45	09/06/34	55,000	55,695
General Motors Financial Co., Inc.	5.60	06/18/31	65,000	67,675
General Motors Financial Co., Inc.	5.63	04/04/32	40,000	41,558
General Motors Financial Co., Inc.	5.75	02/08/31	55,000	57,636
General Motors Financial Co., Inc.	5.90	01/07/35	60,000	62,572
General Motors Financial Co., Inc.	5.95	04/04/34	70,000	73,295
General Motors Financial Co., Inc.	6.10	01/07/34	90,000	95,154
General Motors Financial Co., Inc.	6.15	07/15/35	40,000	42,205
General Motors Financial Co., Inc.	6.40	01/09/33	65,000	70,067
				1,794,591
AUTO PARTS & EQUIPMENT – 0.2%
Aptiv Swiss Holdings Ltd.	3.25	03/01/32	50,000	46,274
Aptiv Swiss Holdings Ltd.	5.15	09/13/34	30,000	30,199
BorgWarner, Inc.	5.40	08/15/34	20,000	20,623
				97,096
BANKS – 9.2%
Banco Bilbao Vizcaya Argentaria SA	7.88	11/15/34	40,000	46,665
Banco Santander SA	2.75	12/03/30	90,000	81,775
Banco Santander SA	3.23	11/22/32	60,000	54,753
Banco Santander SA	6.35	03/14/34	70,000	75,355
Banco Santander SA	6.92	08/08/33	110,000	122,141
Bank of Montreal	3.09	01/10/37	70,000	62,574
Bank of Nova Scotia	4.59	05/04/37	70,000	68,098
Barclays PLC	2.67	03/10/32	65,000	58,983
Barclays PLC	2.89	11/24/32	70,000	63,314

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
BANKS – 9.2% (Continued)
Barclays PLC	5.34	09/10/35	$115,000	$116,629
Barclays PLC	5.75	08/09/33	60,000	63,141
Barclays PLC	5.79	02/25/36	110,000	115,083
Barclays PLC	6.22	05/09/34	110,000	118,505
Barclays PLC	6.69	09/13/34	95,000	105,163
Barclays PLC	7.12	06/27/34	80,000	89,578
Barclays PLC	7.44	11/02/33	120,000	137,758
Citigroup, Inc.	5.41	09/19/39	70,000	70,271
Citigroup, Inc.	5.83	02/13/35	145,000	150,713
Citigroup, Inc.	6.00	10/31/33	50,000	53,804
Citigroup, Inc.	6.02	01/24/36	170,000	177,968
Citigroup, Inc.	6.17	05/25/34	175,000	185,926
Citigroup, Inc.	6.63	06/15/32	60,000	66,571
Citizens Financial Group, Inc.	2.64	09/30/32	40,000	34,241
Citizens Financial Group, Inc.	5.72	07/23/32	60,000	62,614
Citizens Financial Group, Inc.	6.65	04/25/35	45,000	49,331
Comerica Bank	5.33	08/25/33	25,000	25,174
Deutsche Bank AG/New York, NY	3.04	05/28/32	45,000	41,219
Deutsche Bank AG/New York, NY	3.73	01/14/32	75,000	70,675
Deutsche Bank AG/New York, NY	3.74	01/07/33	80,000	73,922
Deutsche Bank AG/New York, NY	5.40	09/11/35	70,000	71,269
Deutsche Bank AG/New York, NY	7.08	02/10/34	85,000	93,261
Fifth Third Bancorp	4.34	04/25/33	30,000	29,210
Fifth Third Bancorp	5.63	01/29/32	60,000	62,767
First Citizens BancShares, Inc./NC	6.25	03/12/40	40,000	40,583
Goldman Sachs Capital I	6.35	02/15/34	60,000	64,275
HSBC Holdings PLC	4.76	03/29/33	120,000	119,613
HSBC Holdings PLC	5.74	09/10/36	80,000	81,781
HSBC Holdings PLC	5.87	11/18/35	115,000	119,582
HSBC Holdings PLC	6.55	06/20/34	120,000	129,948
HSBC Holdings PLC	7.40	11/13/34	115,000	131,315
HSBC Holdings PLC	8.11	11/03/33	105,000	123,240
Huntington Bancshares, Inc./OH	2.49	08/15/36	30,000	25,738
Huntington Bancshares, Inc./OH	5.71	02/02/35	85,000	88,317
Huntington Bancshares, Inc./OH	6.14	11/18/39	30,000	31,086
KeyBank, N.A./Cleveland, OH	4.90	08/08/32	50,000	49,502
KeyBank, N.A./Cleveland, OH	5.00	01/26/33	50,000	50,330
KeyCorp	4.79	06/01/33	40,000	39,831
KeyCorp	6.40	03/06/35	60,000	65,009
Lloyds Banking Group PLC	6.07	06/13/36	75,000	78,555
Lloyds Banking Group PLC	7.95	11/15/33	60,000	69,944
M&T Bank Corp.	5.05	01/27/34	55,000	55,137
M&T Bank Corp.	5.39	01/16/36	60,000	60,839
M&T Bank Corp.	6.08	03/13/32	45,000	47,613
Mizuho Financial Group, Inc.	2.56	09/13/31	65,000	57,876
Morgan Stanley	2.48	09/16/36	165,000	143,937
Morgan Stanley	5.30	04/20/37	120,000	122,160
Morgan Stanley	5.94	02/07/39	95,000	99,723

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
BANKS – 9.2% (Continued)
Morgan Stanley	5.95	01/19/38	$110,000	$115,540
NatWest Group PLC	3.03	11/28/35	50,000	45,774
Regions Financial Corp.	5.50	09/06/35	60,000	61,474
Santander Holdings USA, Inc.	6.34	05/31/35	40,000	42,509
Santander Holdings USA, Inc.	7.66	11/09/31	35,000	39,102
Santander UK Group Holdings PLC	2.90	03/15/32	35,000	32,024
Santander UK Group Holdings PLC	5.14	09/22/36	50,000	49,594
Truist Financial Corp.	4.92	07/28/33	60,000	59,928
Zions Bancorp, N.A.	6.82	11/19/35	30,000	31,874
				5,072,204
BEVERAGES – 0.6%
Coca-Cola Consolidated, Inc.	5.45	06/01/34	25,000	26,207
Constellation Brands, Inc.	2.25	08/01/31	55,000	48,674
Constellation Brands, Inc.	4.75	05/09/32	50,000	50,364
Constellation Brands, Inc.	4.90	05/01/33	40,000	40,300
Keurig Dr Pepper, Inc.	2.25	03/15/31	30,000	26,631
Keurig Dr Pepper, Inc.	4.05	04/15/32	45,000	43,185
Keurig Dr Pepper, Inc.	5.15	05/15/35	25,000	24,998
Keurig Dr Pepper, Inc.	5.20	03/15/31	30,000	30,778
Keurig Dr Pepper, Inc.	5.30	03/15/34	45,000	45,798
				336,935
BIOTECHNOLOGY – 1.3%
Amgen, Inc.	2.00	01/15/32	65,000	56,513
Amgen, Inc.	2.30	02/25/31	65,000	58,730
Amgen, Inc.	3.35	02/22/32	60,000	56,498
Amgen, Inc.	4.20	03/01/33	45,000	43,958
Amgen, Inc.	5.25	03/02/33	245,000	253,805
Biogen, Inc.	5.75	05/15/35	35,000	36,750
Bio-Rad Laboratories, Inc.	3.70	03/15/32	45,000	42,218
Illumina, Inc.	2.55	03/23/31	25,000	22,509
Royalty Pharma PLC	2.15	09/02/31	35,000	30,575
Royalty Pharma PLC	4.45	03/25/31	30,000	29,804
Royalty Pharma PLC	5.20	09/25/35	50,000	50,145
Royalty Pharma PLC	5.40	09/02/34	25,000	25,563
				707,068
BUILDING MATERIALS – 1.5%
Amrize Finance US LLC(1)	5.40	04/07/35	60,000	61,954
Carlisle Cos, Inc.	2.20	03/01/32	30,000	26,031
Carlisle Cos, Inc.	5.25	09/15/35	40,000	40,725
Carrier Global Corp.	2.70	02/15/31	40,000	36,907
Carrier Global Corp.	5.90	03/15/34	50,000	53,850
CRH America Finance, Inc.	4.40	02/09/31	45,000	45,009
CRH America Finance, Inc.	5.40	05/21/34	45,000	46,695
CRH America Finance, Inc.	5.50	01/09/35	70,000	73,115
Eagle Materials, Inc.	2.50	07/01/31	40,000	36,189
Fortune Brands Innovations, Inc.	5.88	06/01/33	35,000	37,069
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	2.00	09/16/31	25,000	21,892

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
BUILDING MATERIALS – 1.5% (Continued)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	4.90	12/01/32	$35,000	$35,675
Martin Marietta Materials, Inc.	2.40	07/15/31	55,000	49,467
Martin Marietta Materials, Inc.	5.15	12/01/34	40,000	40,949
Masco Corp.	2.00	02/15/31	30,000	26,395
Owens Corning	5.70	06/15/34	55,000	57,864
Trane Technologies Financing Ltd.	5.10	06/13/34	30,000	30,875
Trane Technologies Financing Ltd.	5.25	03/03/33	40,000	41,680
Vulcan Materials Co.	5.35	12/01/34	45,000	46,554
				808,895
CHEMICALS – 1.1%
Albemarle Corp.	5.05	06/01/32	35,000	34,826
CF Industries, Inc.	5.15	03/15/34	50,000	50,393
Dow Chemical Co.	2.10	11/15/30	45,000	39,922
Dow Chemical Co.	4.80	01/15/31	45,000	44,853
Dow Chemical Co.	5.15	02/15/34	40,000	40,121
Dow Chemical Co.	6.30	03/15/33	35,000	37,507
Eastman Chemical Co.	5.63	02/20/34	45,000	46,427
Eastman Chemical Co.	5.75	03/08/33	25,000	26,253
FMC Corp.	5.65	05/18/33	25,000	23,915
LYB International Finance III LLC	5.50	03/01/34	40,000	39,955
LYB International Finance III LLC	5.63	05/15/33	25,000	25,543
LYB International Finance III LLC	6.15	05/15/35	35,000	36,266
Mosaic Co.	5.45	11/15/33	25,000	25,764
Nutrien Ltd.	5.25	03/12/32	30,000	31,017
Nutrien Ltd.	5.40	06/21/34	40,000	41,348
Sherwin-Williams Co.	2.20	03/15/32	25,000	21,867
Sherwin-Williams Co.	5.15	08/15/35	25,000	25,483
				591,460
COMMERCIAL SERVICES – 0.9%
Equifax, Inc.	2.35	09/15/31	60,000	53,055
Global Payments, Inc.	2.90	11/15/31	50,000	44,494
Global Payments, Inc.	5.40	08/15/32	40,000	40,488
GXO Logistics, Inc.	6.50	05/06/34	30,000	32,247
Moody’s Corp.	2.00	08/19/31	30,000	26,448
Moody’s Corp.	4.25	08/08/32	35,000	34,542
Moody’s Corp.	5.00	08/05/34	25,000	25,579
Quanta Services, Inc.	2.35	01/15/32	30,000	26,527
Quanta Services, Inc.	4.50	01/15/31	25,000	25,062
Quanta Services, Inc.	5.10	08/09/35	30,000	30,257
Quanta Services, Inc.	5.25	08/09/34	35,000	36,027
Triton Container International Ltd./TAL International Container Corp.	3.25	03/15/32	35,000	31,381
Verisk Analytics, Inc.	5.25	06/05/34	30,000	30,876
Verisk Analytics, Inc.	5.25	03/15/35	45,000	45,846
Verisk Analytics, Inc.	5.75	04/01/33	35,000	37,073
				519,902

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 2.3%
Booz Allen Hamilton, Inc.	5.95	08/04/33	$35,000	$36,578
Booz Allen Hamilton, Inc.	5.95	04/15/35	40,000	41,440
Dell International LLC/EMC Corp.	4.50	02/15/31	65,000	64,867
Dell International LLC/EMC Corp.	4.75	10/06/32	75,000	74,818
Dell International LLC/EMC Corp.	4.85	02/01/35	40,000	39,379
Dell International LLC/EMC Corp.	5.30	04/01/32	65,000	67,091
Dell International LLC/EMC Corp.	5.40	04/15/34	55,000	56,669
Dell International LLC/EMC Corp.	5.50	04/01/35	65,000	67,153
Dell International LLC/EMC Corp.	5.75	02/01/33	60,000	63,416
Fortinet, Inc.	2.20	03/15/31	25,000	22,354
Hewlett Packard Enterprise Co.	4.85	10/15/31	75,000	75,785
Hewlett Packard Enterprise Co.	5.00	10/15/34	120,000	119,005
Hewlett Packard Enterprise Co.	6.20	10/15/35	35,000	37,811
HP, Inc.	2.65	06/17/31	50,000	45,049
HP, Inc.	4.20	04/15/32	35,000	34,009
HP, Inc.	5.50	01/15/33	65,000	67,035
HP, Inc.	6.10	04/25/35	35,000	37,121
Kyndryl Holdings, Inc.	3.15	10/15/31	45,000	41,030
Kyndryl Holdings, Inc.	6.35	02/20/34	25,000	26,634
Leidos, Inc.	2.30	02/15/31	55,000	49,266
Leidos, Inc.	5.40	03/15/32	30,000	31,135
Leidos, Inc.	5.50	03/15/35	30,000	31,175
Leidos, Inc.	5.75	03/15/33	40,000	42,274
NetApp, Inc.	5.50	03/17/32	30,000	31,277
NetApp, Inc.	5.70	03/17/35	40,000	41,859
Western Digital Corp.	3.10	02/01/32	25,000	22,757
				1,266,987
COSMETICS/PERSONAL CARE – 0.2%
Haleon US Capital LLC	3.63	03/24/32	115,000	108,915

DISTRIBUTION/WHOLESALE – 0.1%
LKQ Corp.	6.25	06/15/33	30,000	32,000

DIVERSIFIED FINANCIAL SERVICES – 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.30	01/30/32	240,000	221,705
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.40	10/29/33	90,000	81,185
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.38	11/15/30	25,000	24,879
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.95	09/10/34	65,000	64,748
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.30	01/19/34	40,000	40,897
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.38	12/15/31	45,000	46,556
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.50	01/31/56	25,000	25,862
Air Lease Corp.	2.88	01/15/32	40,000	35,829
Air Lease Corp.	3.13	12/01/30	45,000	41,594
Air Lease Corp.	5.20	07/15/31	40,000	40,721
Ally Financial, Inc.	5.55	07/31/33	30,000	30,126
Ally Financial, Inc.	6.18	07/26/35	45,000	46,595
Ally Financial, Inc.	8.00	11/01/31	120,000	136,521
Ally Financial, Inc.	8.00	11/01/31	30,000	34,080
American Express Co.	4.99	05/26/33	35,000	35,814

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 4.7% (Continued)
American Express Co.	5.63	07/28/34	$30,000	$31,494
American Express Co.	5.92	04/25/35	30,000	32,065
Apollo Global Management, Inc.	6.00	12/15/54	35,000	34,859
Blue Owl Finance LLC	3.13	06/10/31	40,000	36,261
Blue Owl Finance LLC	6.25	04/18/34	60,000	62,311
Capital One Financial Corp.	2.36	07/29/32	60,000	52,121
Capital One Financial Corp.	2.62	11/02/32	35,000	31,156
Capital One Financial Corp.	5.20	09/11/36	85,000	84,464
Capital One Financial Corp.	5.27	05/10/33	60,000	61,277
Capital One Financial Corp.	5.82	02/01/34	70,000	73,467
Capital One Financial Corp.	5.88	07/26/35	50,000	52,344
Capital One Financial Corp.	6.05	02/01/35	60,000	63,647
Capital One Financial Corp.	6.18	01/30/36	110,000	114,770
Capital One Financial Corp.	6.38	06/08/34	100,000	108,317
Capital One Financial Corp.	6.70	11/29/32	45,000	49,697
Capital One Financial Corp.	7.96	11/02/34	55,000	64,887
Jefferies Financial Group, Inc.	2.63	10/15/31	55,000	48,298
Jefferies Financial Group, Inc.	2.75	10/15/32	35,000	30,269
Jefferies Financial Group, Inc.	6.20	04/14/34	80,000	84,008
LPL Holdings, Inc.	5.65	03/15/35	25,000	25,503
LPL Holdings, Inc.	5.75	06/15/35	30,000	30,800
LPL Holdings, Inc.	6.00	05/20/34	30,000	31,427
Nasdaq, Inc.	1.65	01/15/31	40,000	35,153
Nasdaq, Inc.	5.55	02/15/34	60,000	62,972
Nomura Holdings, Inc.	2.61	07/14/31	50,000	45,043
Nomura Holdings, Inc.	3.00	01/22/32	35,000	31,752
Nomura Holdings, Inc.	5.04	06/10/36	45,000	44,725
Nomura Holdings, Inc.	5.49	06/29/35	35,000	36,222
Nomura Holdings, Inc.	5.78	07/03/34	60,000	63,641
Nomura Holdings, Inc.	6.09	07/12/33	30,000	32,629
Nomura Holdings, Inc.	6.18	01/18/33	50,000	54,221
Synchrony Financial	2.88	10/28/31	40,000	35,520
Synchrony Financial	6.00	07/29/36	30,000	30,644
				2,583,076
ELECTRIC – 7.9%
AEP Texas, Inc.	4.70	05/15/32	25,000	25,036
AEP Texas, Inc.	5.70	05/15/34	30,000	31,346
AES Corp.	2.45	01/15/31	50,000	45,309
AES Corp.	5.80	03/15/32	50,000	51,168
Alliant Energy Corp.	5.75	04/01/56	40,000	40,187
Ameren Corp.	3.50	01/15/31	50,000	47,839
Ameren Corp.	5.38	03/15/35	35,000	36,014
American Electric Power Co., Inc.	5.63	03/01/33	55,000	57,923
American Electric Power Co., Inc.	5.80	03/15/56	60,000	60,121
American Electric Power Co., Inc.	5.95	11/01/32	25,000	26,842
American Electric Power Co., Inc.	6.95	12/15/54	35,000	38,274
Appalachian Power Co.	2.70	04/01/31	25,000	22,788
Appalachian Power Co.	4.50	08/01/32	35,000	34,716

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 7.9% (Continued)
Arizona Public Service Co.	5.55	08/01/33	$35,000	$36,696
Arizona Public Service Co.	5.70	08/15/34	35,000	36,816
CenterPoint Energy, Inc.	5.95	04/01/56	40,000	40,495
CMS Energy Corp.	6.50	06/01/55	55,000	57,313
Constellation Energy Generation LLC	5.80	03/01/33	45,000	48,090
Constellation Energy Generation LLC	6.13	01/15/34	25,000	27,226
Dominion Energy, Inc.	2.25	08/15/31	50,000	44,402
Dominion Energy, Inc.	5.25	08/01/33	25,000	25,634
Dominion Energy, Inc.	5.38	11/15/32	45,000	46,829
Dominion Energy, Inc.	5.45	03/15/35	35,000	35,989
Dominion Energy, Inc.	5.95	06/15/35	30,000	32,012
Dominion Energy, Inc.	6.00	02/15/56	75,000	76,126
Dominion Energy, Inc.	6.63	05/15/55	80,000	83,520
Dominion Energy, Inc.	7.00	06/01/54	60,000	65,603
DTE Energy Co.	5.05	10/01/35	25,000	25,011
DTE Energy Co.	5.85	06/01/34	55,000	58,591
Duke Energy Corp.	2.55	06/15/31	50,000	45,322
Duke Energy Corp.	4.50	08/15/32	65,000	64,709
Duke Energy Corp.	4.95	09/15/35	65,000	64,654
Duke Energy Corp.	5.45	06/15/34	45,000	46,901
Duke Energy Corp.	5.75	09/15/33	40,000	42,476
Duke Energy Corp.	6.45	09/01/54	55,000	58,259
Edison International	5.25	03/15/32	35,000	34,672
Entergy Corp.	2.40	06/15/31	35,000	31,357
Eversource Energy	3.38	03/01/32	45,000	41,712
Eversource Energy	4.45	12/15/30	25,000	24,957
Eversource Energy	5.13	05/15/33	55,000	55,866
Eversource Energy	5.50	01/01/34	40,000	41,478
Eversource Energy	5.85	04/15/31	40,000	42,337
Eversource Energy	5.95	07/15/34	35,000	37,269
Exelon Corp.	3.35	03/15/32	30,000	28,106
Exelon Corp.	5.13	03/15/31	35,000	36,215
Exelon Corp.	5.30	03/15/33	50,000	51,979
Exelon Corp.	5.45	03/15/34	30,000	31,238
Exelon Corp.	5.63	06/15/35	40,000	41,941
Exelon Corp.	6.50	03/15/55	55,000	57,888
Interstate Power & Light Co.	5.60	06/29/35	40,000	41,791
National Grid PLC	5.42	01/11/34	40,000	41,577
National Grid PLC	5.81	06/12/33	50,000	53,331
NextEra Energy Capital Holdings, Inc.	2.44	01/15/32	60,000	53,185
NextEra Energy Capital Holdings, Inc.	5.00	07/15/32	60,000	61,428
NextEra Energy Capital Holdings, Inc.	5.05	02/28/33	55,000	56,302
NextEra Energy Capital Holdings, Inc.	5.25	03/15/34	70,000	72,003
NextEra Energy Capital Holdings, Inc.	5.30	03/15/32	35,000	36,480
NextEra Energy Capital Holdings, Inc.	5.45	03/15/35	55,000	57,047
NextEra Energy Capital Holdings, Inc.	6.50	08/15/55	60,000	64,241
NextEra Energy Capital Holdings, Inc.	6.75	06/15/54	70,000	75,851
Pacific Gas & Electric Co.	2.50	02/01/31	105,000	93,977

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 7.9% (Continued)
Pacific Gas & Electric Co.	3.25	06/01/31	$55,000	$50,816
Pacific Gas & Electric Co.	5.05	10/15/32	50,000	50,168
Pacific Gas & Electric Co.	5.70	03/01/35	50,000	51,417
Pacific Gas & Electric Co.	5.80	05/15/34	65,000	67,473
Pacific Gas & Electric Co.	5.90	06/15/32	35,000	36,686
Pacific Gas & Electric Co.	6.00	08/15/35	55,000	57,765
Pacific Gas & Electric Co.	6.15	01/15/33	40,000	42,483
Pacific Gas & Electric Co.	6.40	06/15/33	75,000	80,880
Pacific Gas & Electric Co.	6.95	03/15/34	50,000	55,581
PPL Capital Funding, Inc.	5.25	09/01/34	40,000	41,029
Progress Energy, Inc.	7.75	03/01/31	35,000	40,216
Public Service Co. of Oklahoma	5.20	01/15/35	30,000	30,426
Public Service Enterprise Group, Inc.	2.45	11/15/31	50,000	44,526
Public Service Enterprise Group, Inc.	5.45	04/01/34	25,000	25,982
Puget Energy, Inc.	5.73	03/15/35	35,000	36,001
Sempra	5.50	08/01/33	45,000	47,063
Sempra	6.38	04/01/56	45,000	46,345
Sempra	6.40	10/01/54	65,000	66,904
Sempra	6.55	04/01/55	40,000	40,972
Southern Co.	4.85	03/15/35	45,000	44,580
Southern Co.	5.20	06/15/33	40,000	41,171
Southern Co.	5.70	10/15/32	35,000	37,164
Southern Co.	5.70	03/15/34	60,000	63,393
Southern Co.	6.38	03/15/55	110,000	117,827
Southern Power Co.	4.90	10/01/35	25,000	24,722
System Energy Resources, Inc.	5.30	12/15/34	30,000	30,306
Wisconsin Power & Light Co.	3.95	09/01/32	30,000	28,872
Xcel Energy, Inc.	4.60	06/01/32	45,000	44,709
Xcel Energy, Inc.	5.45	08/15/33	55,000	57,082
Xcel Energy, Inc.	5.50	03/15/34	50,000	51,800
Xcel Energy, Inc.	5.60	04/15/35	35,000	36,394
				4,335,218
ELECTRICAL COMPONENTS & EQUIPMENT – 0.0%
Acuity Brands Lighting, Inc.	2.15	12/15/30	25,000	22,465

ELECTRONICS – 0.6%
Allegion US Holding Co., Inc.	5.41	07/01/32	30,000	31,226
Arrow Electronics, Inc.	2.95	02/15/32	40,000	35,824
Arrow Electronics, Inc.	5.88	04/10/34	25,000	26,133
Flex Ltd.	5.25	01/15/32	25,000	25,663
Jabil, Inc.	3.00	01/15/31	30,000	27,719
Keysight Technologies, Inc.	4.95	10/15/34	30,000	30,254
TD SYNNEX Corp.	5.30	10/10/35	35,000	35,048
TD SYNNEX Corp.	6.10	04/12/34	30,000	31,727
Trimble, Inc.	6.10	03/15/33	50,000	53,642
Vontier Corp.	2.95	04/01/31	45,000	40,967
				338,203

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
ENGINEERING & CONSTRUCTION – 0.1%
Jacobs Engineering Group, Inc.	5.90	03/01/33	$30,000	$31,584

ENVIRONMENTAL CONTROL – 0.1%
Veralto Corp.	5.45	09/18/33	45,000	47,145

FOOD – 2.9%
Campbell’s Co.	4.75	03/23/35	50,000	48,498
Campbell’s Co.	5.40	03/21/34	60,000	61,585
Conagra Brands, Inc.	5.75	08/01/35	35,000	35,825
Flowers Foods, Inc.	2.40	03/15/31	25,000	22,184
Flowers Foods, Inc.	5.75	03/15/35	30,000	30,378
General Mills, Inc.	2.25	10/14/31	30,000	26,553
General Mills, Inc.	4.95	03/29/33	55,000	55,825
General Mills, Inc.	5.25	01/30/35	40,000	40,815
J M Smucker Co.	4.25	03/15/35	35,000	33,127
J M Smucker Co.	6.20	11/15/33	60,000	65,120
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	3.00	05/15/32	60,000	53,731
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	3.63	01/15/32	50,000	46,779
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	5.75	04/01/33	103,000	107,375
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	6.75	03/15/34	85,000	93,832
Kellanova	7.45	04/01/31	35,000	40,213
Kraft Heinz Foods Co.	5.00	07/15/35	30,000	29,861
Kraft Heinz Foods Co.	5.20	03/15/32	25,000	25,663
Kraft Heinz Foods Co.	5.40	03/15/35	35,000	35,873
Kroger Co.	1.70	01/15/31	25,000	21,923
Kroger Co.	5.00	09/15/34	130,000	131,161
McCormick & Co., Inc./MD	1.85	02/15/31	40,000	35,194
McCormick & Co., Inc./MD	4.70	10/15/34	25,000	24,592
McCormick & Co., Inc./MD	4.95	04/15/33	30,000	30,500
Mondelez International, Inc.	1.50	02/04/31	25,000	21,686
Mondelez International, Inc.	1.88	10/15/32	45,000	38,503
Mondelez International, Inc.	3.00	03/17/32	40,000	36,581
Mondelez International, Inc.	4.75	08/28/34	35,000	34,955
Pilgrim’s Pride Corp.	3.50	03/01/32	60,000	54,991
Pilgrim’s Pride Corp.	4.25	04/15/31	50,000	48,431
Pilgrim’s Pride Corp.	6.25	07/01/33	50,000	53,351
Pilgrim’s Pride Corp.	6.88	05/15/34	35,000	38,811
Sysco Corp.	5.40	03/23/35	30,000	31,053
Sysco Corp.	6.00	01/17/34	25,000	27,125
Tyson Foods, Inc.	4.88	08/15/34	25,000	24,899
Tyson Foods, Inc.	5.70	03/15/34	55,000	57,845
				1,564,838
FOREST PRODUCTS & PAPER – 0.2%
Suzano Austria GmbH	3.13	01/15/32	65,000	58,257
Suzano Austria GmbH	3.75	01/15/31	70,000	66,163
				124,420
GAS – 0.6%
National Fuel Gas Co.	2.95	03/01/31	25,000	22,776
National Fuel Gas Co.	5.95	03/15/35	25,000	26,102

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
GAS – 0.6% (Continued)
NiSource, Inc.	1.70	02/15/31	$45,000	$39,203
NiSource, Inc.	5.35	04/01/34	40,000	41,211
NiSource, Inc.	5.35	07/15/35	50,000	51,023
NiSource, Inc.	6.38	03/31/55	30,000	31,037
Southern Co. Gas Capital Corp.	1.75	01/15/31	20,000	17,562
Southern Co. Gas Capital Corp.	5.15	09/15/32	35,000	36,013
Southern Co. Gas Capital Corp.	5.75	09/15/33	25,000	26,497
Southwest Gas Corp.	4.05	03/15/32	30,000	28,922
				320,346
HAND/MACHINE TOOLS – 0.0%
Stanley Black & Decker, Inc.	3.00	05/15/32	30,000	26,981

HEALTHCARE-PRODUCTS – 1.6%
Agilent Technologies, Inc.	2.30	03/12/31	45,000	40,480
Agilent Technologies, Inc.	4.75	09/09/34	40,000	39,940
Baxter International, Inc.	1.73	04/01/31	45,000	38,623
Baxter International, Inc.	2.54	02/01/32	80,000	69,989
GE HealthCare Technologies, Inc.	4.80	01/15/31	40,000	40,755
GE HealthCare Technologies, Inc.	5.50	06/15/35	50,000	51,825
GE HealthCare Technologies, Inc.	5.91	11/22/32	100,000	107,658
Revvity, Inc.	2.25	09/15/31	25,000	21,837
Smith & Nephew PLC	5.40	03/20/34	45,000	46,573
Solventum Corp.	5.45	03/13/31	60,000	62,464
Solventum Corp.	5.60	03/23/34	95,000	98,845
STERIS Irish FinCo UnLtd. Co.	2.70	03/15/31	50,000	45,675
Stryker Corp.	4.63	09/11/34	45,000	44,830
Stryker Corp.	5.20	02/10/35	65,000	67,016
Zimmer Biomet Holdings, Inc.	2.60	11/24/31	40,000	36,067
Zimmer Biomet Holdings, Inc.	5.20	09/15/34	45,000	46,097
Zimmer Biomet Holdings, Inc.	5.50	02/19/35	30,000	31,308
				889,982
HEALTHCARE-SERVICES – 3.9%
Centene Corp.	2.50	03/01/31	120,000	103,377
Centene Corp.	2.63	08/01/31	75,000	64,397
Cigna Group	2.38	03/15/31	90,000	81,109
Cigna Group	4.88	09/15/32	70,000	70,612
Cigna Group	5.13	05/15/31	50,000	51,785
Cigna Group	5.25	02/15/34	65,000	66,875
Cigna Group	5.40	03/15/33	45,000	46,945
Elevance Health, Inc.	2.55	03/15/31	65,000	59,177
Elevance Health, Inc.	4.10	05/15/32	30,000	29,164
Elevance Health, Inc.	4.60	09/15/32	35,000	34,885
Elevance Health, Inc.	4.75	02/15/33	65,000	65,288
Elevance Health, Inc.	4.95	11/01/31	45,000	45,945
Elevance Health, Inc.	5.20	02/15/35	70,000	71,441
Elevance Health, Inc.	5.38	06/15/34	60,000	61,997
Elevance Health, Inc.	5.50	10/15/32	40,000	42,100
HCA, Inc.	2.38	07/15/31	45,000	40,134

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 3.9% (Continued)
HCA, Inc.	3.63	03/15/32	$105,000	$98,842
HCA, Inc.	4.30	11/15/30	30,000	29,857
HCA, Inc.	4.60	11/15/32	55,000	54,662
HCA, Inc.	5.45	04/01/31	110,000	114,505
HCA, Inc.	5.45	09/15/34	80,000	82,291
HCA, Inc.	5.50	03/01/32	45,000	47,006
HCA, Inc.	5.50	06/01/33	65,000	67,743
HCA, Inc.	5.60	04/01/34	75,000	78,115
HCA, Inc.	5.75	03/01/35	90,000	94,472
Humana, Inc.	2.15	02/03/32	45,000	38,773
Humana, Inc.	5.38	04/15/31	85,000	87,826
Humana, Inc.	5.55	05/01/35	45,000	46,058
Humana, Inc.	5.88	03/01/33	35,000	36,897
Humana, Inc.	5.95	03/15/34	55,000	57,999
Icon Investments Six DAC	6.00	05/08/34	25,000	26,243
Laboratory Corp. of America Holdings	2.70	06/01/31	25,000	22,871
Laboratory Corp. of America Holdings	4.55	04/01/32	25,000	24,899
Laboratory Corp. of America Holdings	4.80	10/01/34	60,000	59,493
Quest Diagnostics, Inc.	2.80	06/30/31	35,000	32,194
Quest Diagnostics, Inc.	5.00	12/15/34	50,000	50,535
Quest Diagnostics, Inc.	6.40	11/30/33	40,000	44,414
Universal Health Services, Inc.	5.05	10/15/34	30,000	29,417
				2,160,343
HOME BUILDERS – 0.1%
Meritage Homes Corp.	5.65	03/15/35	30,000	30,467
Toll Brothers Finance Corp.	5.60	06/15/35	30,000	30,801
				61,268
HOUSEHOLD PRODUCTS/WARES – 0.2%
Avery Dennison Corp.	2.25	02/15/32	30,000	26,082
Church & Dwight Co., Inc.	5.60	11/15/32	25,000	26,594
Clorox Co.	4.60	05/01/32	35,000	35,324
				88,000
INSURANCE – 3.9%
Allstate Corp.	1.45	12/15/30	40,000	34,673
Allstate Corp.	5.25	03/30/33	40,000	41,460
Allstate Corp.	5.55	05/09/35	30,000	31,543
American International Group, Inc.	3.88	01/15/35	25,000	23,310
American International Group, Inc.	5.13	03/27/33	45,000	46,256
American International Group, Inc.	5.45	05/07/35	40,000	41,652
American National Group, Inc.	6.00	07/15/35	40,000	40,694
Aon Corp./Aon Global Holdings PLC	2.60	12/02/31	25,000	22,505
Aon Corp./Aon Global Holdings PLC	5.00	09/12/32	35,000	35,946
Aon Corp./Aon Global Holdings PLC	5.35	02/28/33	40,000	41,676
Aon North America, Inc.	5.30	03/01/31	40,000	41,667
Aon North America, Inc.	5.45	03/01/34	100,000	104,180
Arthur J Gallagher & Co.	5.00	02/15/32	25,000	25,512
Arthur J Gallagher & Co.	5.15	02/15/35	85,000	85,923

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 3.9% (Continued)
Arthur J Gallagher & Co.	5.45	07/15/34	$35,000	$36,348
Assured Guaranty US Holdings, Inc.	3.15	06/15/31	25,000	23,419
Athene Holding Ltd.	3.50	01/15/31	25,000	23,691
Athene Holding Ltd.	5.88	01/15/34	35,000	36,348
Athene Holding Ltd.	6.63	10/15/54	35,000	34,832
Athene Holding Ltd.	6.88	06/28/55	35,000	35,272
Brown & Brown, Inc.	2.38	03/15/31	30,000	26,755
Brown & Brown, Inc.	4.20	03/17/32	40,000	38,656
Brown & Brown, Inc.	5.25	06/23/32	35,000	35,858
Brown & Brown, Inc.	5.55	06/23/35	60,000	61,827
Brown & Brown, Inc.	5.65	06/11/34	30,000	31,087
CNA Financial Corp.	5.13	02/15/34	25,000	25,166
CNA Financial Corp.	5.20	08/15/35	20,000	20,015
CNA Financial Corp.	5.50	06/15/33	35,000	36,307
CNO Financial Group, Inc.	6.45	06/15/34	40,000	42,418
Corebridge Financial, Inc.	3.90	04/05/32	75,000	71,410
Corebridge Financial, Inc.	5.75	01/15/34	45,000	47,149
Corebridge Financial, Inc.	6.38	09/15/54	50,000	51,573
Enstar Group Ltd.	3.10	09/01/31	35,000	31,383
Equitable Holdings, Inc.	5.59	01/11/33	35,000	36,701
Equitable Holdings, Inc.	6.70	03/28/55	25,000	26,239
F&G Annuities & Life, Inc.	6.25	10/04/34	25,000	25,428
Fairfax Financial Holdings Ltd.	3.38	03/03/31	30,000	28,205
Fairfax Financial Holdings Ltd.	5.63	08/16/32	35,000	36,565
Fairfax Financial Holdings Ltd.(1)	5.75	05/20/35	30,000	31,310
Fairfax Financial Holdings Ltd.	6.00	12/07/33	50,000	53,240
Fidelity National Financial, Inc.	2.45	03/15/31	35,000	31,014
First American Financial Corp.	2.40	08/15/31	35,000	30,529
Hanover Insurance Group, Inc.	5.50	09/01/35	30,000	30,481
Lincoln National Corp.	3.40	01/15/31	25,000	23,697
MetLife, Inc.	6.35	03/15/55	60,000	63,783
Primerica, Inc.	2.80	11/19/31	45,000	40,734
Prudential Financial, Inc.	5.13	03/01/52	45,000	44,974
Prudential Financial, Inc.	6.00	09/01/52	70,000	73,002
Prudential Financial, Inc.	6.50	03/15/54	65,000	69,242
Prudential Financial, Inc.	6.75	03/01/53	35,000	37,474
Reinsurance Group of America, Inc.	5.75	09/15/34	35,000	36,538
Reinsurance Group of America, Inc.	6.65	09/15/55	40,000	41,890
Willis North America, Inc.	5.35	05/15/33	50,000	51,718
				2,139,275
INTERNET – 1.0%
AppLovin Corp.	5.38	12/01/31	65,000	67,137
AppLovin Corp.	5.50	12/01/34	60,000	61,717
eBay, Inc.	2.60	05/10/31	40,000	36,448
Expedia Group, Inc.	5.40	02/15/35	60,000	61,516
MercadoLibre, Inc.	3.13	01/14/31	35,000	32,230
Uber Technologies, Inc.	4.15	01/15/31	60,000	59,532
Uber Technologies, Inc.	4.80	09/15/34	95,000	95,089

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 1.0% (Continued)
Uber Technologies, Inc.	4.80	09/15/35	$70,000	$69,519
VeriSign, Inc.	2.70	06/15/31	40,000	36,195
VeriSign, Inc.	5.25	06/01/32	30,000	30,732
				550,115
INVESTMENT COMPANIES – 1.1%
Apollo Debt Solutions BDC(1)	6.55	03/15/32	25,000	25,995
Apollo Debt Solutions BDC	6.70	07/29/31	60,000	63,225
Ares Capital Corp.	3.20	11/15/31	35,000	30,999
Ares Capital Corp.	5.10	01/15/31	35,000	34,492
Ares Capital Corp.	5.80	03/08/32	60,000	60,600
Ares Strategic Income Fund(1)	5.15	01/15/31	25,000	24,521
Ares Strategic Income Fund	6.20	03/21/32	45,000	46,006
Blackstone Private Credit Fund	6.00	01/29/32	50,000	51,160
Blackstone Private Credit Fund	6.00	11/22/34	55,000	55,796
Blackstone Secured Lending Fund	5.13	01/31/31	35,000	34,531
Blue Owl Credit Income Corp.	6.65	03/15/31	40,000	41,607
HA Sustainable Infrastructure Capital, Inc.	6.15	01/15/31	30,000	30,789
HA Sustainable Infrastructure Capital, Inc.	6.38	07/01/34	60,000	60,633
HPS Corporate Lending Fund(1)	5.45	11/15/30	30,000	29,673
				590,027
IRON/STEEL – 0.6%
ArcelorMittal SA	6.00	06/17/34	30,000	32,208
ArcelorMittal SA	6.80	11/29/32	60,000	66,946
Gerdau Trade, Inc.	5.75	06/09/35	35,000	36,369
Steel Dynamics, Inc.	3.25	01/15/31	25,000	23,694
Steel Dynamics, Inc.	5.25	05/15/35	40,000	41,028
Steel Dynamics, Inc.	5.38	08/15/34	30,000	31,157
Vale Overseas Ltd.	6.13	06/12/33	85,000	91,248
				322,650
LEISURE TIME – 0.0%
Brunswick Corp./DE	2.40	08/18/31	30,000	26,120

LODGING – 0.9%
Choice Hotels International, Inc.	5.85	08/01/34	35,000	35,623
Hyatt Hotels Corp.	5.75	03/30/32	30,000	31,345
Las Vegas Sands Corp.	6.20	08/15/34	25,000	26,272
Marriott International, Inc./MD	2.75	10/15/33	50,000	43,492
Marriott International, Inc./MD	2.85	04/15/31	55,000	50,674
Marriott International, Inc./MD	3.50	10/15/32	55,000	51,200
Marriott International, Inc./MD	4.50	10/15/31	20,000	19,948
Marriott International, Inc./MD	5.10	04/15/32	40,000	41,136
Marriott International, Inc./MD	5.25	10/15/35	30,000	30,451
Marriott International, Inc./MD	5.30	05/15/34	60,000	61,663
Marriott International, Inc./MD	5.35	03/15/35	60,000	61,656
Sands China Ltd.	3.25	08/08/31	35,000	32,242
				485,702

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-DIVERSIFIED – 1.0%
AGCO Corp.	5.80	03/21/34	$35,000	$36,472
Flowserve Corp.	2.80	01/15/32	30,000	26,687
IDEX Corp.	2.63	06/15/31	30,000	27,380
Ingersoll Rand, Inc.	5.31	06/15/31	25,000	26,119
Ingersoll Rand, Inc.	5.45	06/15/34	50,000	52,108
Ingersoll Rand, Inc.	5.70	08/14/33	60,000	63,827
Nordson Corp.	5.80	09/15/33	25,000	26,757
nVent Finance Sarl	5.65	05/15/33	25,000	26,175
Otis Worldwide Corp.	5.13	11/19/31	40,000	41,494
Otis Worldwide Corp.	5.13	09/04/35	25,000	25,388
Regal Rexnord Corp.	6.40	04/15/33	75,000	80,421
Westinghouse Air Brake Technologies Corp.	5.50	05/29/35	40,000	41,587
Westinghouse Air Brake Technologies Corp.	5.61	03/11/34	25,000	26,297
Xylem, Inc./NY	2.25	01/30/31	30,000	27,150
				527,862
MEDIA – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.30	02/01/32	65,000	55,516
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	04/01/31	95,000	85,314
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	04/01/33	50,000	47,001
Charter Communications Operating LLC/Charter Communications Operating Capital	6.38	10/23/35	115,000	119,225
Charter Communications Operating LLC/Charter Communications Operating Capital	6.55	06/01/34	85,000	89,496
Charter Communications Operating LLC/Charter Communications Operating Capital	6.65	02/01/34	50,000	52,879
FactSet Research Systems, Inc.	3.45	03/01/32	25,000	23,124
Fox Corp.	6.50	10/13/33	75,000	82,427
Paramount Global	4.20	05/19/32	50,000	46,310
Paramount Global	4.95	01/15/31	75,000	73,608
Time Warner Cable Enterprises LLC	8.38	07/15/33	65,000	75,558
				750,458
MINING – 0.2%
Freeport-McMoRan, Inc.	5.40	11/14/34	45,000	46,459
Southern Copper Corp.	7.50	07/27/35	55,000	65,536
				111,995
MISCELLANEOUS MANUFACTURER – 0.2%
Teledyne Technologies, Inc.	2.75	04/01/31	55,000	50,751
Textron, Inc.	2.45	03/15/31	35,000	31,613
Textron, Inc.	5.50	05/15/35	25,000	25,940
				108,304
OFFICE/BUSINESS EQUIPMENT – 0.2%
CDW LLC/CDW Finance Corp.	3.57	12/01/31	60,000	55,971
CDW LLC/CDW Finance Corp.	5.55	08/22/34	35,000	35,940
				91,911

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 3.7%
Canadian Natural Resources Ltd.(1)	5.40	12/15/34	$45,000	$45,895
Cenovus Energy, Inc.	2.65	01/15/32	25,000	22,149
Coterra Energy, Inc.	5.40	02/15/35	50,000	50,382
Coterra Energy, Inc.	5.60	03/15/34	25,000	25,636
Devon Energy Corp.	5.20	09/15/34	75,000	74,579
Devon Energy Corp.	7.88	09/30/31	40,000	46,299
Diamondback Energy, Inc.	3.13	03/24/31	50,000	46,521
Diamondback Energy, Inc.	5.40	04/18/34	75,000	76,574
Diamondback Energy, Inc.	5.55	04/01/35	70,000	71,860
Diamondback Energy, Inc.	6.25	03/15/33	60,000	64,638
EQT Corp.	4.75	01/15/31	70,000	70,105
EQT Corp.	5.75	02/01/34	35,000	36,644
Expand Energy Corp.	4.75	02/01/32	75,000	73,790
Expand Energy Corp.	5.70	01/15/35	45,000	46,361
Helmerich & Payne, Inc.	2.90	09/29/31	55,000	48,787
Helmerich & Payne, Inc.	5.50	12/01/34	15,000	14,784
HF Sinclair Corp.	5.50	09/01/32	25,000	25,433
HF Sinclair Corp.	5.75	01/15/31	40,000	41,458
HF Sinclair Corp.	6.25	01/15/35	40,000	41,827
Marathon Petroleum Corp.	5.70	03/01/35	55,000	56,913
Occidental Petroleum Corp.	5.38	01/01/32	50,000	50,893
Occidental Petroleum Corp.	5.55	10/01/34	70,000	70,952
Occidental Petroleum Corp.	6.13	01/01/31	60,000	63,252
Occidental Petroleum Corp.	7.50	05/01/31	50,000	56,080
Ovintiv, Inc.	6.25	07/15/33	40,000	41,955
Ovintiv, Inc.	6.50	08/15/34	30,000	31,872
Ovintiv, Inc.	7.38	11/01/31	35,000	39,005
Phillips 66 Co.	2.15	12/15/30	40,000	35,779
Phillips 66 Co.	4.65	11/15/34	60,000	58,783
Phillips 66 Co.	4.95	03/15/35	35,000	34,769
Phillips 66 Co.	5.25	06/15/31	70,000	72,683
Phillips 66 Co.	5.30	06/30/33	55,000	56,652
Phillips 66 Co.	5.88	03/15/56	65,000	64,700
Suncor Energy, Inc.	5.95	12/01/34	25,000	26,380
Suncor Energy, Inc.	7.15	02/01/32	30,000	33,723
Valero Energy Corp.	7.50	04/15/32	40,000	46,095
Viper Energy Partners LLC	5.70	08/01/35	65,000	66,270
Woodside Finance Ltd.	5.10	09/12/34	70,000	69,476
Woodside Finance Ltd.	5.70	05/19/32	35,000	36,378
Woodside Finance Ltd.	6.00	05/19/35	65,000	68,003
				2,004,335
PACKAGING & CONTAINERS – 0.9%
Amcor Finance USA, Inc.	5.63	05/26/33	30,000	31,389
Amcor Flexibles North America, Inc.	2.69	05/25/31	45,000	41,000
Amcor Flexibles North America, Inc.	5.50	03/17/35	40,000	41,389
Berry Global, Inc.	5.65	01/15/34	45,000	47,023
Berry Global, Inc.	5.80	06/15/31	45,000	47,706
Packaging Corp. of America	5.20	08/15/35	25,000	25,438

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 0.9% (Continued)
Smurfit Kappa Treasury ULC	5.44	04/03/34	$55,000	$56,885
Smurfit Westrock Financing DAC	5.42	01/15/35	50,000	51,553
Sonoco Products Co.	2.85	02/01/32	25,000	22,437
Sonoco Products Co.	5.00	09/01/34	45,000	44,427
WRKCo, Inc.	3.00	06/15/33	45,000	40,071
WRKCo, Inc.	4.20	06/01/32	25,000	24,297
				473,615
PHARMACEUTICALS – 2.2%
Becton Dickinson & Co.	1.96	02/11/31	60,000	53,056
Becton Dickinson & Co.	4.30	08/22/32	25,000	24,593
Becton Dickinson & Co.	5.11	02/08/34	30,000	30,654
Cardinal Health, Inc.	5.35	11/15/34	60,000	61,816
Cardinal Health, Inc.	5.45	02/15/34	25,000	26,036
Cencora, Inc.	2.70	03/15/31	55,000	50,560
Cencora, Inc.	5.13	02/15/34	25,000	25,658
Cencora, Inc.	5.15	02/15/35	45,000	46,166
CVS Health Corp.	1.88	02/28/31	80,000	69,842
CVS Health Corp.	2.13	09/15/31	50,000	43,621
CVS Health Corp.	4.88	07/20/35	35,000	34,364
CVS Health Corp.	5.00	09/15/32	45,000	45,726
CVS Health Corp.	5.25	01/30/31	40,000	41,264
CVS Health Corp.	5.25	02/21/33	95,000	97,628
CVS Health Corp.	5.30	06/01/33	75,000	77,120
CVS Health Corp.	5.45	09/15/35	85,000	86,780
CVS Health Corp.	5.55	06/01/31	65,000	68,170
CVS Health Corp.	5.70	06/01/34	75,000	78,441
Takeda Pharmaceutical Co. Ltd.	5.30	07/05/34	65,000	67,032
Takeda US Financing, Inc.	5.20	07/07/35	95,000	96,742
Zoetis, Inc.	5.00	08/17/35	55,000	55,580
Zoetis, Inc.	5.60	11/16/32	45,000	47,865
				1,228,714
PIPELINES – 7.5%
Boardwalk Pipelines LP	3.40	02/15/31	35,000	32,798
Boardwalk Pipelines LP	3.60	09/01/32	25,000	23,126
Boardwalk Pipelines LP	5.63	08/01/34	35,000	36,315
Cheniere Energy Partners LP	3.25	01/31/32	65,000	59,450
Cheniere Energy Partners LP	4.00	03/01/31	90,000	86,901
Cheniere Energy Partners LP(1)	5.55	10/30/35	55,000	56,323
Cheniere Energy Partners LP	5.75	08/15/34	70,000	72,843
Cheniere Energy Partners LP	5.95	06/30/33	85,000	89,759
Cheniere Energy, Inc.	5.65	04/15/34	80,000	82,870
Eastern Energy Gas Holdings LLC	5.80	01/15/35	45,000	47,493
Enbridge, Inc.	2.50	08/01/33	60,000	51,174
Enbridge, Inc.	5.55	06/20/35	55,000	56,906
Enbridge, Inc.	5.63	04/05/34	70,000	73,071
Enbridge, Inc.	5.70	03/08/33	130,000	137,104
Enbridge, Inc.	6.20	11/15/30	40,000	43,134

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 7.5% (Continued)
Enbridge, Inc.	7.20	06/27/54	$40,000	$42,838
Energy Transfer LP	4.90	03/15/35	20,000	19,492
Energy Transfer LP	5.55	05/15/34	75,000	76,968
Energy Transfer LP	5.60	09/01/34	70,000	71,992
Energy Transfer LP	5.70	04/01/35	80,000	82,528
Energy Transfer LP	5.75	02/15/33	85,000	89,036
Energy Transfer LP	6.40	12/01/30	60,000	64,993
Energy Transfer LP	6.55	12/01/33	85,000	92,920
Kinder Morgan Energy Partners LP	5.80	03/15/35	35,000	36,831
Kinder Morgan Energy Partners LP	7.30	08/15/33	35,000	40,172
Kinder Morgan, Inc.	2.00	02/15/31	45,000	39,941
Kinder Morgan, Inc.	4.80	02/01/33	40,000	40,029
Kinder Morgan, Inc.	5.20	06/01/33	85,000	87,076
Kinder Morgan, Inc.	5.30	12/01/34	40,000	40,830
Kinder Morgan, Inc.	5.40	02/01/34	55,000	56,660
Kinder Morgan, Inc.	5.85	06/01/35	45,000	47,472
Kinder Morgan, Inc.	7.75	01/15/32	50,000	57,888
Kinder Morgan, Inc.	7.80	08/01/31	35,000	40,581
MPLX LP	4.80	02/15/31	65,000	65,566
MPLX LP	4.95	09/01/32	65,000	65,205
MPLX LP	5.00	01/15/33	50,000	50,013
MPLX LP	5.00	03/01/33	65,000	65,121
MPLX LP	5.40	04/01/35	55,000	55,395
MPLX LP	5.40	09/15/35	85,000	85,452
MPLX LP	5.50	06/01/34	90,000	91,782
ONEOK, Inc.	4.75	10/15/31	75,000	74,999
ONEOK, Inc.	4.95	10/15/32	50,000	50,081
ONEOK, Inc.	5.05	11/01/34	100,000	98,610
ONEOK, Inc.	5.40	10/15/35	60,000	60,261
ONEOK, Inc.	5.65	09/01/34	25,000	25,747
ONEOK, Inc.	5.80	11/01/30	30,000	31,556
ONEOK, Inc.	6.05	09/01/33	80,000	84,832
ONEOK, Inc.	6.10	11/15/32	40,000	42,831
ONEOK, Inc.	6.35	01/15/31	25,000	26,761
Plains All American Pipeline LP	5.95	06/15/35	55,000	57,462
Plains All American Pipeline LP/PAA Finance Corp.	4.70	01/15/31	45,000	45,101
Plains All American Pipeline LP/PAA Finance Corp.	5.70	09/15/34	35,000	36,022
South Bow USA Infrastructure Holdings LLC	5.58	10/01/34	75,000	75,305
Targa Resources Corp.	4.20	02/01/33	45,000	42,870
Targa Resources Corp.	5.50	02/15/35	45,000	45,891
Targa Resources Corp.	5.55	08/15/35	65,000	66,477
Targa Resources Corp.	6.13	03/15/33	55,000	58,652
Targa Resources Corp.	6.50	03/30/34	60,000	65,544
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.00	01/15/32	60,000	56,931
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.88	02/01/31	50,000	50,165
TransCanada PipeLines Ltd.	4.63	03/01/34	75,000	73,315
Western Midstream Operating LP	5.45	11/15/34	50,000	49,901
Western Midstream Operating LP	6.15	04/01/33	40,000	42,164

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 7.5% (Continued)
Williams Cos, Inc.	2.60	03/15/31	$90,000	$81,730
Williams Cos, Inc.	3.50	11/15/30	65,000	62,150
Williams Cos, Inc.	4.65	08/15/32	60,000	59,937
Williams Cos, Inc.	5.15	03/15/34	75,000	76,214
Williams Cos, Inc.	5.30	09/30/35	40,000	40,619
Williams Cos, Inc.	5.60	03/15/35	65,000	67,498
Williams Cos, Inc.	5.65	03/15/33	35,000	36,831
				4,142,505
REAL ESTATE – 0.2%
CBRE Services, Inc.	2.50	04/01/31	35,000	31,708
CBRE Services, Inc.	5.50	06/15/35	20,000	20,651
CBRE Services, Inc.	5.95	08/15/34	60,000	64,191
				116,550
REAL ESTATE INVESTMENT TRUSTS (REITS) – 6.0%
Alexandria Real Estate Equities, Inc.	1.88	02/01/33	60,000	49,064
Alexandria Real Estate Equities, Inc.	2.00	05/18/32	45,000	37,951
Alexandria Real Estate Equities, Inc.	2.95	03/15/34	50,000	42,922
Alexandria Real Estate Equities, Inc.	3.38	08/15/31	45,000	42,018
Alexandria Real Estate Equities, Inc.	4.75	04/15/35	25,000	24,229
Alexandria Real Estate Equities, Inc.	4.90	12/15/30	45,000	45,632
Alexandria Real Estate Equities, Inc.	5.50	10/01/35	30,000	30,603
American Assets Trust LP	3.38	02/01/31	35,000	31,924
American Assets Trust LP	6.15	10/01/34	30,000	30,540
American Homes 4 Rent LP	3.63	04/15/32	30,000	28,200
American Homes 4 Rent LP	5.25	03/15/35	25,000	25,375
American Homes 4 Rent LP	5.50	02/01/34	40,000	41,346
American Homes 4 Rent LP	5.50	07/15/34	25,000	25,851
American Tower Corp.	2.30	09/15/31	40,000	35,447
American Tower Corp.	2.70	04/15/31	35,000	31,957
American Tower Corp.	4.05	03/15/32	35,000	33,958
American Tower Corp.	5.35	03/15/35	50,000	51,409
American Tower Corp.	5.40	01/31/35	40,000	41,240
American Tower Corp.	5.45	02/15/34	35,000	36,350
American Tower Corp.	5.55	07/15/33	50,000	52,358
American Tower Corp.	5.65	03/15/33	40,000	42,188
American Tower Corp.	5.90	11/15/33	40,000	42,822
Americold Realty Operating Partnership LP	5.41	09/12/34	35,000	34,447
Boston Properties LP	2.45	10/01/33	55,000	45,183
Boston Properties LP	2.55	04/01/32	45,000	38,980
Boston Properties LP	3.25	01/30/31	65,000	60,548
Boston Properties LP	5.75	01/15/35	50,000	51,177
Boston Properties LP	6.50	01/15/34	40,000	43,153
Brixmor Operating Partnership LP	2.50	08/16/31	30,000	26,747
COPT Defense Properties LP	2.75	04/15/31	30,000	27,257
Cousins Properties LP	5.88	10/01/34	35,000	36,542
Crown Castle, Inc.	2.10	04/01/31	60,000	52,688
Crown Castle, Inc.	2.25	01/15/31	65,000	57,933

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 6.0% (Continued)
Crown Castle, Inc.	2.50	07/15/31	$45,000	$40,084
Crown Castle, Inc.	5.10	05/01/33	45,000	45,622
Crown Castle, Inc.	5.20	09/01/34	45,000	45,572
Crown Castle, Inc.	5.80	03/01/34	35,000	36,895
CubeSmart LP	2.50	02/15/32	25,000	22,106
DOC DR LLC	2.63	11/01/31	25,000	22,301
Equinix Europe 2 Financing Corp. LLC	5.50	06/15/34	55,000	57,065
Equinix, Inc.	2.50	05/15/31	45,000	40,661
Equinix, Inc.	3.90	04/15/32	70,000	67,330
Essex Portfolio LP	2.65	03/15/32	35,000	31,300
Essex Portfolio LP	5.50	04/01/34	40,000	41,658
Extra Space Storage LP	2.35	03/15/32	40,000	34,815
Extra Space Storage LP	2.40	10/15/31	30,000	26,493
Extra Space Storage LP	4.95	01/15/33	45,000	45,336
Extra Space Storage LP	5.40	02/01/34	35,000	36,049
Extra Space Storage LP	5.40	06/15/35	30,000	30,719
Extra Space Storage LP	5.90	01/15/31	40,000	42,513
GLP Capital LP/GLP Financing II, Inc.	3.25	01/15/32	50,000	44,920
GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/31	40,000	38,275
GLP Capital LP/GLP Financing II, Inc.	5.25	02/15/33	30,000	30,039
GLP Capital LP/GLP Financing II, Inc.	5.63	09/15/34	50,000	50,591
Healthcare Realty Holdings LP	2.00	03/15/31	45,000	39,239
Healthpeak OP LLC	2.88	01/15/31	30,000	27,667
Healthpeak OP LLC	4.75	01/15/33	35,000	34,829
Healthpeak OP LLC	5.25	12/15/32	45,000	46,290
Healthpeak OP LLC	5.38	02/15/35	35,000	35,823
Host Hotels & Resorts LP	5.50	04/15/35	45,000	45,475
Host Hotels & Resorts LP	5.70	06/15/32	30,000	31,052
Host Hotels & Resorts LP	5.70	07/01/34	25,000	25,665
Invitation Homes Operating Partnership LP	2.00	08/15/31	50,000	43,349
Invitation Homes Operating Partnership LP	4.15	04/15/32	30,000	29,037
Invitation Homes Operating Partnership LP	4.88	02/01/35	25,000	24,762
Invitation Homes Operating Partnership LP	4.95	01/15/33	40,000	40,205
NNN REIT, Inc.	4.60	02/15/31	35,000	35,179
NNN REIT, Inc.	5.50	06/15/34	25,000	25,931
NNN REIT, Inc.	5.60	10/15/33	25,000	26,168
Omega Healthcare Investors, Inc.	3.25	04/15/33	40,000	35,310
Omega Healthcare Investors, Inc.	3.38	02/01/31	35,000	32,467
Sabra Health Care LP	3.20	12/01/31	40,000	36,292
Sun Communities Operating LP	2.70	07/15/31	40,000	36,299
Sun Communities Operating LP	4.20	04/15/32	30,000	29,252
UDR, Inc.	3.00	08/15/31	35,000	32,391
Ventas Realty LP	2.50	09/01/31	40,000	35,884
Ventas Realty LP	4.75	11/15/30	25,000	25,339
Ventas Realty LP	5.00	01/15/35	30,000	30,075
Ventas Realty LP	5.10	07/15/32	30,000	30,757
Ventas Realty LP	5.63	07/01/34	30,000	31,392
VICI Properties LP	5.13	11/15/31	40,000	40,532

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 6.0% (Continued)
VICI Properties LP	5.13	05/15/32	$85,000	$85,712
VICI Properties LP	5.63	04/01/35	55,000	56,092
VICI Properties LP	5.75	04/01/34	35,000	36,171
Weyerhaeuser Co.	7.38	03/15/32	35,000	40,006
WP Carey, Inc.	2.40	02/01/31	25,000	22,453
				3,275,478
RETAIL – 3.2%
AutoNation, Inc.	3.85	03/01/32	35,000	32,696
AutoNation, Inc.	5.89	03/15/35	30,000	30,997
AutoZone, Inc.	1.65	01/15/31	30,000	26,118
AutoZone, Inc.	4.75	08/01/32	50,000	50,445
AutoZone, Inc.	4.75	02/01/33	25,000	25,045
AutoZone, Inc.	5.40	07/15/34	45,000	46,526
AutoZone, Inc.	6.55	11/01/33	25,000	27,920
Darden Restaurants, Inc.	6.30	10/10/33	25,000	27,115
Dick’s Sporting Goods, Inc.	3.15	01/15/32	40,000	36,743
Dollar General Corp.	5.00	11/01/32	45,000	45,422
Dollar General Corp.	5.45	07/05/33	60,000	62,045
Dollar Tree, Inc.	2.65	12/01/31	40,000	35,766
Ferguson Enterprises, Inc.	4.35	03/15/31	50,000	49,772
Ferguson Enterprises, Inc.	5.00	10/03/34	40,000	40,338
Genuine Parts Co.	1.88	11/01/30	40,000	35,044
Genuine Parts Co.	2.75	02/01/32	25,000	21,974
Lowe’s Cos, Inc.	2.63	04/01/31	85,000	77,712
Lowe’s Cos, Inc.	3.75	04/01/32	90,000	85,954
Lowe’s Cos, Inc.	4.25	03/15/31	60,000	59,593
Lowe’s Cos, Inc.	4.50	10/15/32	80,000	79,263
Lowe’s Cos, Inc.	4.85	10/15/35	60,000	59,318
Lowe’s Cos, Inc.	5.00	04/15/33	70,000	71,534
Lowe’s Cos, Inc.	5.15	07/01/33	50,000	51,518
McDonald’s Corp.	4.40	02/12/31	30,000	30,142
McDonald’s Corp.	4.60	09/09/32	50,000	50,750
McDonald’s Corp.	4.95	08/14/33	40,000	41,240
McDonald’s Corp.	4.95	03/03/35	50,000	50,714
McDonald’s Corp.	5.20	05/17/34	25,000	26,018
O’Reilly Automotive, Inc.	1.75	03/15/31	25,000	21,795
O’Reilly Automotive, Inc.	4.70	06/15/32	45,000	45,311
O’Reilly Automotive, Inc.	5.00	08/19/34	35,000	35,272
Ross Stores, Inc.	1.88	04/15/31	35,000	30,583
Starbucks Corp.	2.55	11/15/30	70,000	64,651
Starbucks Corp.	3.00	02/14/32	60,000	55,271
Starbucks Corp.	4.80	02/15/33	30,000	30,429
Starbucks Corp.	4.90	02/15/31	30,000	30,894
Starbucks Corp.	5.00	02/15/34	35,000	35,688
Starbucks Corp.	5.40	05/15/35	25,000	25,929
Tractor Supply Co.	1.75	11/01/30	45,000	39,686
Tractor Supply Co.	5.25	05/15/33	40,000	41,410
				1,734,641

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 2.8%
Broadcom, Inc.	2.45	02/15/31	$160,000	$146,039
Broadcom, Inc.	2.60	02/15/33	105,000	92,607
Broadcom, Inc.	3.42	04/15/33	130,000	121,366
Broadcom, Inc.	3.47	04/15/34	185,000	169,482
Intel Corp.	2.00	08/12/31	75,000	65,627
Intel Corp.	4.00	12/15/32	40,000	38,184
Intel Corp.	4.15	08/05/32	75,000	72,483
Intel Corp.	5.00	02/21/31	20,000	20,493
Intel Corp.	5.15	02/21/34	55,000	55,818
Intel Corp.	5.20	02/10/33	135,000	137,808
Marvell Technology, Inc.	2.95	04/15/31	40,000	37,002
Marvell Technology, Inc.	5.45	07/15/35	35,000	35,911
Marvell Technology, Inc.	5.95	09/15/33	25,000	26,736
Micron Technology, Inc.	2.70	04/15/32	60,000	53,551
Micron Technology, Inc.	5.30	01/15/31	60,000	62,137
Micron Technology, Inc.	5.65	11/01/32	25,000	26,253
Micron Technology, Inc.	5.80	01/15/35	65,000	68,596
Micron Technology, Inc.	5.88	02/09/33	40,000	42,472
Micron Technology, Inc.	5.88	09/15/33	55,000	58,547
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.50	05/11/31	50,000	45,038
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.65	02/15/32	60,000	53,375
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.00	01/15/33	60,000	60,602
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.25	08/19/35	45,000	45,429
Skyworks Solutions, Inc.	3.00	06/01/31	25,000	22,646
				1,558,202
SHIPBUILDING – 0.0%
Huntington Ingalls Industries, Inc.	5.75	01/15/35	25,000	26,381

SOFTWARE – 5.0%
Atlassian Corp.	5.50	05/15/34	25,000	25,724
Autodesk, Inc.	2.40	12/15/31	55,000	48,833
Autodesk, Inc.	5.30	06/15/35	30,000	30,822
Broadridge Financial Solutions, Inc.	2.60	05/01/31	60,000	54,365
Concentrix Corp.	6.85	08/02/33	25,000	25,462
Electronic Arts, Inc.	1.85	02/15/31	40,000	38,460
Fidelity National Information Services, Inc.	2.25	03/01/31	35,000	31,101
Fidelity National Information Services, Inc.	5.10	07/15/32	50,000	51,051
Fiserv, Inc.	4.55	02/15/31	55,000	54,613
Fiserv, Inc.	5.15	08/12/34	60,000	59,584
Fiserv, Inc.	5.25	08/11/35	55,000	54,857
Fiserv, Inc.	5.35	03/15/31	35,000	35,892
Fiserv, Inc.	5.45	03/15/34	40,000	40,612
Fiserv, Inc.	5.60	03/02/33	50,000	51,505
Fiserv, Inc.	5.63	08/21/33	75,000	77,346
MSCI, Inc.	5.25	09/01/35	70,000	70,261
Oracle Corp.	2.88	03/25/31	185,000	168,664
Oracle Corp.	3.90	05/15/35	75,000	67,129
Oracle Corp.	4.30	07/08/34	105,000	98,669
Oracle Corp.	4.70	09/27/34	110,000	105,693

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 5.0% (Continued)
Oracle Corp.	4.80	09/26/32	$170,000	$168,285
Oracle Corp.	4.90	02/06/33	85,000	84,447
Oracle Corp.	5.20	09/26/35	230,000	226,458
Oracle Corp.	5.25	02/03/32	70,000	71,296
Oracle Corp.	5.50	08/03/35	95,000	96,057
Oracle Corp.	6.25	11/09/32	130,000	139,359
Paychex, Inc.	5.35	04/15/32	85,000	88,195
Paychex, Inc.	5.60	04/15/35	70,000	73,192
Roper Technologies, Inc.	1.75	02/15/31	65,000	56,753
Roper Technologies, Inc.	4.75	02/15/32	30,000	30,275
Roper Technologies, Inc.	4.90	10/15/34	50,000	49,929
Roper Technologies, Inc.	5.10	09/15/35	60,000	60,428
Synopsys, Inc.	5.00	04/01/32	80,000	81,772
Synopsys, Inc.	5.15	04/01/35	145,000	147,360
Take-Two Interactive Software, Inc.	4.00	04/14/32	30,000	28,935
VMware LLC	2.20	08/15/31	90,000	79,613
Workday, Inc.	3.80	04/01/32	80,000	76,516
				2,749,513
TELECOMMUNICATIONS – 7.6%
AT&T, Inc.	2.25	02/01/32	150,000	131,260
AT&T, Inc.	2.55	12/01/33	215,000	182,677
AT&T, Inc.	2.75	06/01/31	180,000	165,117
AT&T, Inc.	4.50	05/15/35	140,000	134,833
AT&T, Inc.	4.55	11/01/32	55,000	54,619
AT&T, Inc.	5.38	08/15/35	70,000	71,778
AT&T, Inc.	5.40	02/15/34	165,000	170,835
Bell Telephone Co. of Canada or Bell Canada	5.10	05/11/33	55,000	55,897
Bell Telephone Co. of Canada or Bell Canada	5.20	02/15/34	40,000	40,423
British Telecommunications PLC	9.63	12/15/30	150,000	183,628
Deutsche Telekom International Finance BV	9.25	06/01/32	25,000	31,353
Motorola Solutions, Inc.	2.30	11/15/30	60,000	54,276
Motorola Solutions, Inc.	2.75	05/24/31	50,000	45,769
Motorola Solutions, Inc.	5.20	08/15/32	35,000	36,067
Motorola Solutions, Inc.	5.40	04/15/34	45,000	46,586
Motorola Solutions, Inc.	5.55	08/15/35	50,000	52,022
Motorola Solutions, Inc.	5.60	06/01/32	35,000	36,852
Orange SA	9.00	03/01/31	150,000	181,597
Rogers Communications, Inc.	3.80	03/15/32	120,000	113,181
Rogers Communications, Inc.	5.30	02/15/34	65,000	65,824
Sprint Capital Corp.	8.75	03/15/32	120,000	146,050
TELUS Corp.	3.40	05/13/32	50,000	46,024
T-Mobile USA, Inc.	2.25	11/15/31	60,000	52,845
T-Mobile USA, Inc.	2.55	02/15/31	145,000	131,887
T-Mobile USA, Inc.	2.70	03/15/32	60,000	53,693
T-Mobile USA, Inc.	2.88	02/15/31	55,000	50,828
T-Mobile USA, Inc.	3.50	04/15/31	145,000	137,957
T-Mobile USA, Inc.	4.63	01/15/33	40,000	39,792
T-Mobile USA, Inc.	4.70	01/15/35	50,000	49,125

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 7.6% (Continued)
T-Mobile USA, Inc.	5.05	07/15/33	$145,000	$147,860
T-Mobile USA, Inc.	5.13	05/15/32	70,000	72,013
T-Mobile USA, Inc.	5.15	04/15/34	80,000	81,726
T-Mobile USA, Inc.	5.20	01/15/33	75,000	77,250
T-Mobile USA, Inc.	5.30	05/15/35	55,000	56,285
T-Mobile USA, Inc.	5.75	01/15/34	60,000	63,472
Verizon Communications, Inc.	1.75	01/20/31	140,000	122,443
Verizon Communications, Inc.	2.36	03/15/32	265,000	232,190
Verizon Communications, Inc.	2.55	03/21/31	215,000	195,301
Verizon Communications, Inc.	4.40	11/01/34	110,000	105,868
Verizon Communications, Inc.	4.50	08/10/33	130,000	127,910
Verizon Communications, Inc.	4.78	02/15/35	120,000	117,767
Verizon Communications, Inc.	5.05	05/09/33	60,000	61,318
Verizon Communications, Inc.	5.25	04/02/35	130,000	131,536
Verizon Communications, Inc.	7.75	12/01/30	25,000	28,725
				4,184,459
TOYS/GAMES/HOBBIES – 0.1%
Hasbro, Inc.	6.05	05/14/34	30,000	31,598

TRANSPORTATION – 0.5%
Canadian Pacific Railway Co.	2.45	12/02/31	90,000	80,253
Canadian Pacific Railway Co.	5.20	03/30/35	30,000	30,954
FedEx Corp.	2.40	05/15/31	35,000	31,384
Norfolk Southern Corp.	2.30	05/15/31	25,000	22,630
Norfolk Southern Corp.	3.00	03/15/32	40,000	36,865
Norfolk Southern Corp.	4.45	03/01/33	25,000	24,932
Ryder System, Inc.	6.60	12/01/33	35,000	38,946
				265,964
TRUCKING & LEASING – 0.1%
GATX Corp.	5.50	06/15/35	30,000	30,850
GATX Corp.	6.05	03/15/34	35,000	37,449
				68,299
WATER – 0.4%
American Water Capital Corp.	2.30	06/01/31	30,000	27,021
American Water Capital Corp.	4.45	06/01/32	40,000	39,980
American Water Capital Corp.	5.15	03/01/34	30,000	30,960
American Water Capital Corp.	5.25	03/01/35	55,000	56,678
Essential Utilities, Inc.	5.25	08/15/35	35,000	35,504
Essential Utilities, Inc.	5.38	01/15/34	30,000	30,880
				221,023
TOTAL CORPORATE BONDS (Cost - $52,790,627)				54,017,333

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Citibank, New York	3.21	11/03/25	$168,448	$168,448
TOTAL SHORT-TERM INVESTMENTS (Cost - $168,448)				168,448

TOTAL INVESTMENTS – 98.8% (Cost - $52,959,075)				$54,185,781
OTHER ASSETS LESS LIABILITIES – 1.2%				683,094
NET ASSETS – 100.0%				$54,868,875

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2025, amounts to $333,267 and represents 0.6% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.2%
ADVERTISING – 0.1%
Interpublic Group of Cos, Inc.	3.38	03/01/41	$5,000	$3,794

AEROSPACE/DEFENSE – 5.0%
Boeing Co.	3.75	02/01/50	10,000	7,435
Boeing Co.	3.90	05/01/49	5,000	3,792
Boeing Co.	3.95	08/01/59	10,000	7,218
Boeing Co.	5.71	05/01/40	15,000	15,308
Boeing Co.	5.81	05/01/50	30,000	29,863
Boeing Co.	5.93	05/01/60	15,000	14,928
Boeing Co.	6.86	05/01/54	10,000	11,404
Boeing Co.	6.88	03/15/39	5,000	5,698
Boeing Co.	7.01	05/01/64	10,000	11,436
Embraer Netherlands Finance BV	5.40	01/09/38	5,000	5,001
Howmet Aerospace, Inc.	5.95	02/01/37	5,000	5,438
L3Harris Technologies, Inc.	5.05	04/27/45	5,000	4,822
L3Harris Technologies, Inc.	5.50	08/15/54	5,000	4,993
Northrop Grumman Corp.	3.85	04/15/45	5,000	4,085
Northrop Grumman Corp.	4.03	10/15/47	10,000	8,195
Northrop Grumman Corp.	4.75	06/01/43	5,000	4,648
Northrop Grumman Corp.	4.95	03/15/53	5,000	4,612
Northrop Grumman Corp.	5.20	06/01/54	10,000	9,561
Northrop Grumman Corp.	5.25	05/01/50	5,000	4,840
RTX Corp.	2.82	09/01/51	10,000	6,422
RTX Corp.	3.03	03/15/52	5,000	3,319
RTX Corp.	3.13	07/01/50	5,000	3,433
RTX Corp.	3.75	11/01/46	5,000	3,951
RTX Corp.	4.05	05/04/47	5,000	4,108
RTX Corp.	4.15	05/15/45	5,000	4,250
RTX Corp.	4.35	04/15/47	5,000	4,301
RTX Corp.	4.45	11/16/38	5,000	4,730
RTX Corp.	4.50	06/01/42	15,000	13,640
RTX Corp.	4.63	11/16/48	5,000	4,442
RTX Corp.	4.88	10/15/40	5,000	4,853
RTX Corp.	5.38	02/27/53	10,000	9,822
RTX Corp.	5.70	04/15/40	5,000	5,284
RTX Corp.	6.13	07/15/38	5,000	5,516
RTX Corp.	6.40	03/15/54	5,000	5,623
				246,971
AGRICULTURE – 2.6%
Altria Group, Inc.	3.40	02/04/41	5,000	3,865
Altria Group, Inc.	3.70	02/04/51	10,000	7,183
Altria Group, Inc.	3.88	09/16/46	5,000	3,808
Altria Group, Inc.	4.00	02/04/61	10,000	7,305
Altria Group, Inc.	4.25	08/09/42	5,000	4,187
Altria Group, Inc.	4.50	05/02/43	5,000	4,282
Altria Group, Inc.	5.38	01/31/44	15,000	14,617
Altria Group, Inc.	5.80	02/14/39	10,000	10,305

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
AGRICULTURE – 2.6% (Continued)
Altria Group, Inc.	5.95	02/14/49	$10,000	$10,158
BAT Capital Corp.	4.39	08/15/37	15,000	13,756
BAT Capital Corp.	4.54	08/15/47	10,000	8,384
BAT Capital Corp.	4.76	09/06/49	5,000	4,266
BAT Capital Corp.	5.28	04/02/50	5,000	4,571
BAT Capital Corp.	7.08	08/02/43	5,000	5,635
BAT Capital Corp.	7.08	08/02/53	5,000	5,725
Reynolds American, Inc.	5.85	08/15/45	15,000	14,839
Reynolds American, Inc.	6.15	09/15/43	5,000	5,142
				128,028
AIRLINES – 0.1%
Southwest Airlines Co.	5.25	11/15/35	5,000	4,909

AUTO MANUFACTURERS – 1.1%
Ford Motor Co.	4.75	01/15/43	10,000	8,066
Ford Motor Co.	5.29	12/08/46	10,000	8,479
General Motors Co.	5.15	04/01/38	5,000	4,835
General Motors Co.	5.20	04/01/45	10,000	9,087
General Motors Co.	5.40	04/01/48	5,000	4,605
General Motors Co.	6.25	10/02/43	5,000	5,127
General Motors Co.	6.60	04/01/36	10,000	10,901
General Motors Co.	6.75	04/01/46	5,000	5,408
				56,508
AUTO PARTS & EQUIPMENT – 0.4%
Aptiv Swiss Holdings Ltd.	3.10	12/01/51	10,000	6,526
Aptiv Swiss Holdings Ltd.	4.15	05/01/52	5,000	3,871
BorgWarner, Inc.	4.38	03/15/45	5,000	4,284
Lear Corp.	5.25	05/15/49	5,000	4,546
				19,227
BANKS – 4.2%
Barclays PLC	3.33	11/24/42	10,000	7,804
Barclays PLC	3.81	03/10/42	5,000	4,035
Barclays PLC	4.95	01/10/47	10,000	9,260
Barclays PLC	5.25	08/17/45	5,000	4,852
Barclays PLC	5.86	08/11/46	5,000	5,183
Barclays PLC	6.04	03/12/55	5,000	5,313
Citigroup, Inc.	4.75	05/18/46	15,000	13,377
Citigroup, Inc.	6.13	08/25/36	5,000	5,321
Citigroup, Inc.	6.68	09/13/43	5,000	5,660
Cooperatieve Rabobank UA	5.25	08/04/45	10,000	9,618
Cooperatieve Rabobank UA	5.75	12/01/43	5,000	5,138
Fifth Third Bancorp	8.25	03/01/38	5,000	6,163
Goldman Sachs Group, Inc.	5.15	05/22/45	15,000	14,232
Goldman Sachs Group, Inc.	6.75	10/01/37	30,000	33,637
HSBC Holdings PLC	5.25	03/14/44	10,000	9,825
HSBC Holdings PLC	6.50	05/02/36	5,000	5,524
HSBC Holdings PLC	6.50	05/02/36	5,000	5,406
HSBC Holdings PLC	6.50	09/15/37	5,000	5,472

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
BANKS – 4.2% (Continued)
HSBC Holdings PLC	6.50	09/15/37	$5,000	$5,399
HSBC Holdings PLC	6.80	06/01/38	10,000	11,332
Lloyds Banking Group PLC	3.37	12/14/46	15,000	11,193
Lloyds Banking Group PLC	4.34	01/09/48	5,000	4,119
Sumitomo Mitsui Financial Group, Inc.	2.93	09/17/41	5,000	3,731
Sumitomo Mitsui Financial Group, Inc.	5.80	07/08/46	5,000	5,158
Sumitomo Mitsui Financial Group, Inc.	5.84	07/09/44	5,000	5,262
Sumitomo Mitsui Financial Group, Inc.	6.18	07/13/43	5,000	5,512
				207,526
BEVERAGES – 0.9%
Constellation Brands, Inc.	4.10	02/15/48	5,000	3,989
Constellation Brands, Inc.	5.25	11/15/48	5,000	4,680
Fomento Economico Mexicano SAB de CV	3.50	01/16/50	10,000	7,399
Keurig Dr Pepper, Inc.	3.80	05/01/50	6,000	4,435
Keurig Dr Pepper, Inc.	4.50	11/15/45	5,000	4,213
Keurig Dr Pepper, Inc.	4.50	04/15/52	5,000	4,086
Molson Coors Beverage Co.	4.20	07/15/46	5,000	4,093
Molson Coors Beverage Co.	5.00	05/01/42	10,000	9,309
				42,204
BIOTECHNOLOGY – 3.3%
Amgen, Inc.	2.77	09/01/53	5,000	3,038
Amgen, Inc.	3.00	01/15/52	10,000	6,651
Amgen, Inc.	3.15	02/21/40	5,000	3,950
Amgen, Inc.	3.38	02/21/50	15,000	10,898
Amgen, Inc.	4.20	02/22/52	5,000	4,031
Amgen, Inc.	4.40	05/01/45	10,000	8,675
Amgen, Inc.	4.40	02/22/62	10,000	8,009
Amgen, Inc.	4.56	06/15/48	5,000	4,336
Amgen, Inc.	4.66	06/15/51	15,000	13,117
Amgen, Inc.	4.88	03/01/53	5,000	4,486
Amgen, Inc.	4.95	10/01/41	5,000	4,744
Amgen, Inc.	5.15	11/15/41	5,000	4,878
Amgen, Inc.	5.60	03/02/43	15,000	15,225
Amgen, Inc.	5.65	03/02/53	20,000	19,973
Amgen, Inc.	5.75	03/02/63	15,000	15,001
Biogen, Inc.	3.15	05/01/50	10,000	6,583
Biogen, Inc.	3.25	02/15/51	5,000	3,327
Biogen, Inc.	5.20	09/15/45	10,000	9,281
Regeneron Pharmaceuticals, Inc.	2.80	09/15/50	5,000	3,145
Royalty Pharma PLC	3.30	09/02/40	5,000	3,873
Royalty Pharma PLC	3.35	09/02/51	5,000	3,395
Royalty Pharma PLC	3.55	09/02/50	5,000	3,531
Royalty Pharma PLC	5.90	09/02/54	5,000	5,005
				165,152
BUILDING MATERIALS – 1.3%
Carrier Global Corp.	3.38	04/05/40	5,000	4,072
Carrier Global Corp.	3.58	04/05/50	13,000	9,825

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
BUILDING MATERIALS – 1.3% (Continued)
Carrier Global Corp.	6.20	03/15/54	$3,000	$3,309
CRH America Finance, Inc.	5.00	02/09/36	5,000	5,037
CRH America Finance, Inc.	5.88	01/09/55	5,000	5,245
Johnson Controls International PLC	4.50	02/15/47	5,000	4,360
Martin Marietta Materials, Inc.	4.25	12/15/47	5,000	4,225
Martin Marietta Materials, Inc.	5.50	12/01/54	5,000	4,999
Owens Corning	4.30	07/15/47	5,000	4,162
Owens Corning	5.95	06/15/54	5,000	5,129
Trane Technologies Holdco, Inc.	5.75	06/15/43	5,000	5,264
Vulcan Materials Co.	4.50	06/15/47	5,000	4,384
Vulcan Materials Co.	5.70	12/01/54	5,000	5,121
				65,132
CHEMICALS – 2.9%
CF Industries, Inc.	4.95	06/01/43	5,000	4,594
CF Industries, Inc.	5.38	03/15/44	5,000	4,820
Dow Chemical Co.	3.60	11/15/50	10,000	6,760
Dow Chemical Co.	4.38	11/15/42	5,000	4,054
Dow Chemical Co.	5.25	11/15/41	5,000	4,598
Dow Chemical Co.	5.60	02/15/54	5,000	4,506
Dow Chemical Co.	5.95	03/15/55	5,000	4,742
Dow Chemical Co.	6.90	05/15/53	5,000	5,312
Dow Chemical Co.	9.40	05/15/39	5,000	6,502
DuPont de Nemours, Inc.	5.32	11/15/38	5,000	5,226
DuPont de Nemours, Inc.	5.42	11/15/48	10,000	10,075
Eastman Chemical Co.	4.65	10/15/44	5,000	4,293
Eastman Chemical Co.	4.80	09/01/42	5,000	4,439
FMC Corp.	4.50	10/01/49	5,000	3,576
International Flavors & Fragrances, Inc.	5.00	09/26/48	4,000	3,567
LYB International Finance BV	4.88	03/15/44	5,000	4,260
LYB International Finance III LLC	3.63	04/01/51	5,000	3,327
LYB International Finance III LLC	3.80	10/01/60	5,000	3,213
LYB International Finance III LLC	4.20	10/15/49	10,000	7,375
LYB International Finance III LLC	4.20	05/01/50	10,000	7,398
LyondellBasell Industries NV	4.63	02/26/55	5,000	3,902
Mosaic Co.	5.63	11/15/43	5,000	4,914
Nutrien Ltd.	5.00	04/01/49	5,000	4,601
Nutrien Ltd.	5.80	03/27/53	5,000	5,108
Sherwin-Williams Co.	3.80	08/15/49	5,000	3,843
Sherwin-Williams Co.	4.50	06/01/47	10,000	8,703
Westlake Corp.	4.38	11/15/47	10,000	7,967
				141,675
COMMERCIAL SERVICES – 0.5%
Global Payments, Inc.	4.15	08/15/49	5,000	3,775
Global Payments, Inc.	5.95	08/15/52	5,000	4,850
Moody’s Corp.	2.75	08/19/41	5,000	3,634
Moody’s Corp.	5.25	07/15/44	5,000	4,886

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 0.5% (Continued)
Quanta Services, Inc.	3.05	10/01/41	$5,000	$3,751
Verisk Analytics, Inc.	5.13	02/15/36	5,000	5,033
				25,929
COMPUTERS – 1.0%
Dell International LLC/EMC Corp.	3.38	12/15/41	10,000	7,708
Dell International LLC/EMC Corp.	5.10	02/15/36	5,000	4,950
Dell International LLC/EMC Corp.	8.10	07/15/36	5,000	6,086
Dell International LLC/EMC Corp.	8.35	07/15/46	5,000	6,478
Hewlett Packard Enterprise Co.	5.60	10/15/54	10,000	9,438
Hewlett Packard Enterprise Co.	6.35	10/15/45	5,000	5,214
HP, Inc.	6.00	09/15/41	5,000	5,128
Kyndryl Holdings, Inc.	4.10	10/15/41	5,000	4,027
				49,029
COSMETICS/PERSONAL CARE – 0.1%
Haleon US Capital LLC	4.00	03/24/52	5,000	4,029

DIVERSIFIED FINANCIAL SERVICES – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.85	10/29/41	10,000	8,267
Ares Management Corp.	5.60	10/11/54	5,000	4,779
Nasdaq, Inc.	2.50	12/21/40	5,000	3,576
Nasdaq, Inc.	5.95	08/15/53	5,000	5,262
Nasdaq, Inc.	6.10	06/28/63	5,000	5,307
				27,191
ELECTRIC – 5.7%
AEP Texas, Inc.	5.25	05/15/52	5,000	4,661
AEP Texas, Inc.	5.85	10/15/55	5,000	5,008
American Electric Power Co., Inc.	6.05	03/15/56	5,000	5,069
Appalachian Power Co.	3.70	05/01/50	5,000	3,696
Arizona Public Service Co.	3.35	05/15/50	5,000	3,531
Arizona Public Service Co.	4.35	11/15/45	5,000	4,269
Constellation Energy Generation LLC	5.60	06/15/42	5,000	5,067
Constellation Energy Generation LLC	6.25	10/01/39	10,000	10,938
Constellation Energy Generation LLC	6.50	10/01/53	5,000	5,536
Dominion Energy, Inc.	4.85	08/15/52	5,000	4,410
Dominion Energy, Inc.	6.20	02/15/56	5,000	5,060
Duke Energy Carolinas LLC	6.10	06/01/37	5,000	5,430
Duke Energy Corp.	3.30	06/15/41	5,000	3,882
Duke Energy Corp.	3.75	09/01/46	10,000	7,724
Duke Energy Corp.	4.80	12/15/45	5,000	4,503
Duke Energy Corp.	5.00	08/15/52	10,000	9,051
Duke Energy Corp.	5.70	09/15/55	5,000	4,992
Duke Energy Corp.	5.80	06/15/54	5,000	5,069
Duke Energy Corp.	6.10	09/15/53	5,000	5,274
Emera US Finance LP	4.75	06/15/46	5,000	4,348
Entergy Corp.	3.75	06/15/50	5,000	3,698
Eversource Energy	3.45	01/15/50	5,000	3,633
Exelon Corp.	4.10	03/15/52	5,000	3,938
Exelon Corp.	4.70	04/15/50	5,000	4,355

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 5.7% (Continued)
Exelon Corp.	5.10	06/15/45	$5,000	$4,700
Exelon Corp.	5.60	03/15/53	5,000	4,933
Exelon Corp.	5.88	03/15/55	5,000	5,126
FirstEnergy Corp.	3.40	03/01/50	5,000	3,502
FirstEnergy Corp.	4.85	07/15/47	5,000	4,460
NextEra Energy Capital Holdings, Inc.	5.25	02/28/53	5,000	4,757
NextEra Energy Capital Holdings, Inc.	5.55	03/15/54	5,000	4,928
NextEra Energy Capital Holdings, Inc.	5.90	03/15/55	5,000	5,173
Oglethorpe Power Corp.	4.50	04/01/47	5,000	4,269
Pacific Gas & Electric Co.	3.30	08/01/40	5,000	3,802
Pacific Gas & Electric Co.	3.50	08/01/50	10,000	6,858
Pacific Gas & Electric Co.	3.95	12/01/47	5,000	3,771
Pacific Gas & Electric Co.	4.00	12/01/46	5,000	3,787
Pacific Gas & Electric Co.	4.30	03/15/45	5,000	4,031
Pacific Gas & Electric Co.	4.50	07/01/40	10,000	8,702
Pacific Gas & Electric Co.	4.75	02/15/44	5,000	4,275
Pacific Gas & Electric Co.	4.95	07/01/50	15,000	12,919
Pacific Gas & Electric Co.	5.90	10/01/54	5,000	4,869
Pacific Gas & Electric Co.	6.15	03/01/55	5,000	5,036
Pacific Gas & Electric Co.	6.70	04/01/53	5,000	5,371
Pacific Gas & Electric Co.	6.75	01/15/53	10,000	10,804
Public Service Co. of Oklahoma	5.45	01/15/36	5,000	5,129
Sempra	3.80	02/01/38	5,000	4,298
Sempra	4.00	02/01/48	5,000	3,878
Sempra	6.00	10/15/39	5,000	5,233
Southern Co.	4.25	07/01/36	5,000	4,684
Southern Co.	4.40	07/01/46	10,000	8,587
Southern Power Co.	5.15	09/15/41	5,000	4,852
Southwestern Electric Power Co.	3.25	11/01/51	5,000	3,371
Xcel Energy, Inc.	3.50	12/01/49	5,000	3,621
				282,868
ELECTRONICS – 0.1%
Fortive Corp.	4.30	06/15/46	5,000	4,213

FOOD – 3.9%
Campbell’s Co.	4.80	03/15/48	5,000	4,443
Conagra Brands, Inc.	5.30	11/01/38	5,000	4,801
Conagra Brands, Inc.	5.40	11/01/48	5,000	4,572
General Mills, Inc.	3.00	02/01/51	5,000	3,292
J M Smucker Co.	4.38	03/15/45	5,000	4,222
J M Smucker Co.	6.50	11/15/53	10,000	11,093
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	4.38	02/02/52	5,000	3,935
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	6.50	12/01/52	10,000	10,392
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	7.25	11/15/53	5,000	5,659
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.(1)	5.50	01/15/36	5,000	5,069
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.(1)	6.25	03/01/56	5,000	5,035

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
FOOD – 3.9% (Continued)
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.(1)	6.38	04/15/66	$5,000	$5,079
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group(1)	6.38	02/25/55	5,000	5,167
Kellanova	4.50	04/01/46	5,000	4,426
Kraft Heinz Foods Co.	4.38	06/01/46	15,000	12,536
Kraft Heinz Foods Co.	4.88	10/01/49	5,000	4,388
Kraft Heinz Foods Co.	5.00	06/04/42	5,000	4,619
Kraft Heinz Foods Co.	5.20	07/15/45	10,000	9,281
Kraft Heinz Foods Co.	5.50	06/01/50	5,000	4,752
Kraft Heinz Foods Co.	6.50	02/09/40	5,000	5,428
Kraft Heinz Foods Co.	6.88	01/26/39	5,000	5,578
Kroger Co.	3.88	10/15/46	5,000	3,932
Kroger Co.	3.95	01/15/50	5,000	3,900
Kroger Co.	4.45	02/01/47	5,000	4,287
Kroger Co.	4.65	01/15/48	5,000	4,369
Kroger Co.	5.40	01/15/49	5,000	4,877
Kroger Co.	5.50	09/15/54	10,000	9,730
Kroger Co.	5.65	09/15/64	5,000	4,895
Mondelez International, Inc.	2.63	09/04/50	5,000	3,038
Sysco Corp.	4.45	03/15/48	5,000	4,281
Sysco Corp.	4.50	04/01/46	5,000	4,335
Sysco Corp.	4.85	10/01/45	5,000	4,574
Sysco Corp.	6.60	04/01/50	5,000	5,546
Tyson Foods, Inc.	4.55	06/02/47	5,000	4,306
Tyson Foods, Inc.	5.10	09/28/48	10,000	9,244
				195,081
FOREST PRODUCTS & PAPER – 0.4%
International Paper Co.	4.35	08/15/48	5,000	4,120
International Paper Co.	4.40	08/15/47	5,000	4,184
International Paper Co.	4.80	06/15/44	5,000	4,490
Suzano Netherlands BV	5.50	01/15/36	5,000	4,983
				17,777
GAS – 0.6%
NiSource, Inc.	3.95	03/30/48	5,000	4,001
NiSource, Inc.	4.38	05/15/47	10,000	8,477
NiSource, Inc.	5.25	02/15/43	5,000	4,876
NiSource, Inc.	5.85	04/01/55	5,000	5,105
Southern Co. Gas Capital Corp.	3.95	10/01/46	5,000	4,017
Southern Co. Gas Capital Corp.	5.88	03/15/41	5,000	5,240
				31,716
HAND/MACHINE TOOLS – 0.1%
Stanley Black & Decker, Inc.	4.85	11/15/48	5,000	4,384

HEALTHCARE-PRODUCTS – 0.7%
Baxter International, Inc.	3.13	12/01/51	5,000	3,235
GE HealthCare Technologies, Inc.	6.38	11/22/52	5,000	5,502
Koninklijke Philips NV	5.00	03/15/42	5,000	4,732
Koninklijke Philips NV	6.88	03/11/38	5,000	5,656

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-PRODUCTS – 0.7% (Continued)
Solventum Corp.	5.90	04/30/54	$5,000	$5,095
STERIS Irish FinCo UnLtd. Co.	3.75	03/15/51	5,000	3,705
Stryker Corp.	2.90	06/15/50	5,000	3,367
Stryker Corp.	4.63	03/15/46	5,000	4,549
				35,841
HEALTHCARE-SERVICES – 5.1%
Aetna, Inc.	6.63	06/15/36	5,000	5,484
Aetna, Inc.	6.75	12/15/37	5,000	5,544
Cigna Group	3.20	03/15/40	5,000	3,914
Cigna Group	3.40	03/15/50	10,000	7,016
Cigna Group	3.40	03/15/51	10,000	6,988
Cigna Group	3.88	10/15/47	5,000	3,888
Cigna Group	4.80	08/15/38	15,000	14,299
Cigna Group	4.80	07/15/46	5,000	4,485
Cigna Group	4.90	12/15/48	15,000	13,457
Cigna Group	5.25	01/15/36	5,000	5,081
Cigna Group	5.60	02/15/54	5,000	4,921
Cigna Group	6.00	01/15/56	5,000	5,175
Elevance Health, Inc.	3.13	05/15/50	5,000	3,339
Elevance Health, Inc.	3.60	03/15/51	10,000	7,220
Elevance Health, Inc.	4.38	12/01/47	5,000	4,189
Elevance Health, Inc.	4.63	05/15/42	5,000	4,543
Elevance Health, Inc.	4.65	01/15/43	10,000	9,028
Elevance Health, Inc.	4.65	08/15/44	5,000	4,461
Elevance Health, Inc.	5.10	01/15/44	5,000	4,748
Elevance Health, Inc.	5.13	02/15/53	10,000	9,163
Elevance Health, Inc.	5.65	06/15/54	10,000	9,860
Elevance Health, Inc.	5.70	02/15/55	5,000	4,942
Elevance Health, Inc.	5.85	11/01/64	5,000	4,988
Elevance Health, Inc.	6.10	10/15/52	5,000	5,231
HCA, Inc.	3.50	07/15/51	5,000	3,465
HCA, Inc.	4.63	03/15/52	10,000	8,308
HCA, Inc.	5.13	06/15/39	5,000	4,864
HCA, Inc.	5.25	06/15/49	15,000	13,764
HCA, Inc.	5.50	06/15/47	10,000	9,623
HCA, Inc.	5.70	11/15/55	5,000	4,919
HCA, Inc.	5.90	06/01/53	5,000	4,980
HCA, Inc.	5.95	09/15/54	5,000	5,022
HCA, Inc.	6.00	04/01/54	5,000	5,050
HCA, Inc.	6.10	04/01/64	5,000	5,062
HCA, Inc.	6.20	03/01/55	10,000	10,388
Humana, Inc.	3.95	08/15/49	5,000	3,743
Humana, Inc.	5.50	03/15/53	5,000	4,641
Humana, Inc.	5.75	04/15/54	5,000	4,793
Humana, Inc.	6.00	05/01/55	5,000	4,979
Laboratory Corp. of America Holdings	4.70	02/01/45	5,000	4,524
				250,089

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 0.1%
Sekisui House US, Inc.	6.00	01/15/43	$5,000	$4,713

HOME FURNISHINGS – 0.1%
Leggett & Platt, Inc.	3.50	11/15/51	5,000	3,289

HOUSEHOLD PRODUCTS/WARES – 0.1%
Church & Dwight Co., Inc.	5.00	06/15/52	5,000	4,655

INSURANCE – 3.5%
Allstate Corp.	4.20	12/15/46	5,000	4,209
Allstate Corp.	6.50	05/15/57	5,000	5,276
American Financial Group, Inc./OH	4.50	06/15/47	5,000	4,246
American International Group, Inc.	4.38	06/30/50	5,000	4,229
American International Group, Inc.	4.75	04/01/48	10,000	9,003
Aon Corp./Aon Global Holdings PLC	3.90	02/28/52	10,000	7,616
Aon Global Ltd.	4.60	06/14/44	5,000	4,434
Aon North America, Inc.	5.75	03/01/54	10,000	10,105
Arthur J Gallagher & Co.	3.50	05/20/51	5,000	3,563
Arthur J Gallagher & Co.	5.55	02/15/55	10,000	9,760
Arthur J Gallagher & Co.	5.75	03/02/53	5,000	4,997
Arthur J Gallagher & Co.	5.75	07/15/54	5,000	5,009
Athene Holding Ltd.	3.95	05/25/51	5,000	3,606
Athene Holding Ltd.	6.25	04/01/54	5,000	4,982
Athene Holding Ltd.	6.63	05/19/55	5,000	5,239
Brighthouse Financial, Inc.	4.70	06/22/47	5,000	3,924
Brown & Brown, Inc.	4.95	03/17/52	5,000	4,423
Brown & Brown, Inc.	6.25	06/23/55	5,000	5,264
Corebridge Financial, Inc.	4.40	04/05/52	10,000	8,286
Equitable Holdings, Inc.	5.00	04/20/48	10,000	9,209
Everest Reinsurance Holdings, Inc.	3.13	10/15/52	5,000	3,220
Everest Reinsurance Holdings, Inc.	3.50	10/15/50	5,000	3,541
Fairfax Financial Holdings Ltd.	6.10	03/15/55	5,000	5,155
Fairfax Financial Holdings Ltd.	6.35	03/22/54	5,000	5,304
Markel Group, Inc.	3.45	05/07/52	5,000	3,471
Markel Group, Inc.	5.00	05/20/49	5,000	4,510
Markel Group, Inc.	6.00	05/16/54	5,000	5,150
MetLife, Inc.	6.40	12/15/36	5,000	5,281
MetLife, Inc.	10.75	08/01/39	5,000	6,701
Old Republic International Corp.	3.85	06/11/51	5,000	3,684
Unum Group	4.13	06/15/51	5,000	3,836
Willis North America, Inc.	5.90	03/05/54	5,000	5,077
				172,310
INTERNET – 0.4%
AppLovin Corp.	5.95	12/01/54	5,000	5,014
eBay, Inc.	3.65	05/10/51	5,000	3,767
eBay, Inc.	4.00	07/15/42	5,000	4,173
Uber Technologies, Inc.	5.35	09/15/54	5,000	4,838
				17,792

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
IRON/STEEL – 0.5%
ArcelorMittal SA	6.35	06/17/54	$5,000	$5,256
Vale Overseas Ltd.	6.40	06/28/54	10,000	10,432
Vale Overseas Ltd.	6.88	11/21/36	5,000	5,684
Vale Overseas Ltd.	6.88	11/10/39	5,000	5,694
				27,066
LEISURE TIME – 0.2%
Royal Caribbean Cruises Ltd.	5.38	01/15/36	10,000	10,069

LODGING – 0.2%
Marriott International, Inc./MD	5.50	04/15/37	10,000	10,271

MACHINERY-DIVERSIFIED – 0.1%
Otis Worldwide Corp.	3.11	02/15/40	5,000	3,918

MEDIA – 4.7%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	06/01/41	5,000	3,605
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	03/01/42	5,000	3,552
Charter Communications Operating LLC/Charter Communications Operating Capital	3.70	04/01/51	10,000	6,516
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	04/01/61	10,000	6,138
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	06/01/52	10,000	6,574
Charter Communications Operating LLC/Charter Communications Operating Capital	3.95	06/30/62	10,000	6,194
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12/01/61	10,000	6,785
Charter Communications Operating LLC/Charter Communications Operating Capital	4.80	03/01/50	15,000	11,676
Charter Communications Operating LLC/Charter Communications Operating Capital	5.13	07/01/49	10,000	8,142
Charter Communications Operating LLC/Charter Communications Operating Capital	5.25	04/01/53	10,000	8,150
Charter Communications Operating LLC/Charter Communications Operating Capital	5.38	04/01/38	5,000	4,636
Charter Communications Operating LLC/Charter Communications Operating Capital	5.38	05/01/47	10,000	8,490
Charter Communications Operating LLC/Charter Communications Operating Capital	5.50	04/01/63	5,000	4,070
Charter Communications Operating LLC/Charter Communications Operating Capital	5.75	04/01/48	10,000	8,862
Charter Communications Operating LLC/Charter Communications Operating Capital	6.48	10/23/45	15,000	14,499
Charter Communications Operating LLC/Charter Communications Operating Capital	6.70	12/01/55	5,000	4,937
Fox Corp.	5.48	01/25/39	5,000	5,034
Fox Corp.	5.58	01/25/49	10,000	9,719
Grupo Televisa SAB	5.25	05/24/49	5,000	3,500
Grupo Televisa SAB	6.13	01/31/46	5,000	4,016
Grupo Televisa SAB	6.63	01/15/40	5,000	4,601

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 4.7% (Continued)
Paramount Global	4.38	03/15/43	$5,000	$3,790
Paramount Global	4.60	01/15/45	5,000	3,825
Paramount Global	4.85	07/01/42	5,000	4,028
Paramount Global	4.90	08/15/44	5,000	3,964
Paramount Global	4.95	05/19/50	5,000	3,910
Paramount Global	5.85	09/01/43	5,000	4,499
Paramount Global	6.88	04/30/36	5,000	5,259
Time Warner Cable LLC	4.50	09/15/42	10,000	7,932
Time Warner Cable LLC	5.50	09/01/41	10,000	9,019
Time Warner Cable LLC	5.88	11/15/40	10,000	9,305
Time Warner Cable LLC	6.55	05/01/37	15,000	15,377
Time Warner Cable LLC	6.75	06/15/39	15,000	15,418
Time Warner Cable LLC	7.30	07/01/38	5,000	5,428
				231,450
MINING – 0.8%
Barrick North America Finance LLC	5.70	05/30/41	5,000	5,153
Barrick North America Finance LLC	5.75	05/01/43	5,000	5,182
Freeport-McMoRan, Inc.	5.45	03/15/43	10,000	9,719
Southern Copper Corp.	5.25	11/08/42	5,000	4,855
Southern Copper Corp.	5.88	04/23/45	10,000	10,464
Southern Copper Corp.	6.75	04/16/40	5,000	5,712
				41,085
OIL & GAS – 3.5%
Canadian Natural Resources Ltd.	4.95	06/01/47	5,000	4,449
Canadian Natural Resources Ltd.	6.25	03/15/38	5,000	5,327
Cenovus Energy, Inc.	3.75	02/15/52	5,000	3,557
Cenovus Energy, Inc.	6.75	11/15/39	5,000	5,524
Continental Resources, Inc.	4.90	06/01/44	5,000	4,051
Coterra Energy, Inc.	5.90	02/15/55	5,000	4,810
Devon Energy Corp.	4.75	05/15/42	5,000	4,340
Devon Energy Corp.	5.00	06/15/45	5,000	4,328
Devon Energy Corp.	5.60	07/15/41	5,000	4,820
Devon Energy Corp.	5.75	09/15/54	5,000	4,604
Diamondback Energy, Inc.	4.25	03/15/52	5,000	3,959
Diamondback Energy, Inc.	4.40	03/24/51	5,000	4,070
Diamondback Energy, Inc.	5.75	04/18/54	5,000	4,816
Diamondback Energy, Inc.	5.90	04/18/64	5,000	4,800
Diamondback Energy, Inc.	6.25	03/15/53	5,000	5,124
Marathon Petroleum Corp.	4.75	09/15/44	5,000	4,349
Marathon Petroleum Corp.	6.50	03/01/41	5,000	5,377
Occidental Petroleum Corp.	6.05	10/01/54	5,000	4,885
Occidental Petroleum Corp.	6.45	09/15/36	10,000	10,622
Occidental Petroleum Corp.	6.60	03/15/46	10,000	10,427
Phillips 66 Co.	3.30	03/15/52	5,000	3,330
Phillips 66 Co.	4.88	11/15/44	5,000	4,460
Phillips 66 Co.	4.90	10/01/46	5,000	4,418
Phillips 66 Co.	5.50	03/15/55	5,000	4,697

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 3.5% (Continued)
Phillips 66 Co.	5.65	06/15/54	$5,000	$4,793
Phillips 66 Co.	5.88	05/01/42	5,000	5,097
Phillips 66 Co.	6.20	03/15/56	5,000	5,058
Suncor Energy, Inc.	3.75	03/04/51	5,000	3,614
Suncor Energy, Inc.	4.00	11/15/47	5,000	3,838
Suncor Energy, Inc.	6.80	05/15/38	3,000	3,321
Suncor Energy, Inc.	6.85	06/01/39	5,000	5,574
Valero Energy Corp.	3.65	12/01/51	5,000	3,517
Valero Energy Corp.	4.00	06/01/52	5,000	3,723
Valero Energy Corp.	4.90	03/15/45	5,000	4,505
Valero Energy Corp.	6.63	06/15/37	5,000	5,540
Woodside Finance Ltd.	5.70	09/12/54	5,000	4,815
				174,539
OIL & GAS SERVICES – 0.7%
Halliburton Co.	4.50	11/15/41	5,000	4,421
Halliburton Co.	4.85	11/15/35	5,000	4,946
Halliburton Co.	5.00	11/15/45	10,000	9,120
Halliburton Co.	7.45	09/15/39	10,000	11,977
NOV, Inc.	3.95	12/01/42	5,000	3,954
				34,418
PACKAGING & CONTAINERS – 0.2%
Packaging Corp. of America	3.05	10/01/51	5,000	3,298
Smurfit Kappa Treasury ULC	5.78	04/03/54	5,000	5,089
				8,387
PHARMACEUTICALS – 4.5%
Becton Dickinson & Co.	4.67	06/06/47	10,000	8,869
Becton Dickinson & Co.	4.69	12/15/44	10,000	8,968
Cardinal Health, Inc.	5.75	11/15/54	5,000	5,081
Cencora, Inc.	4.30	12/15/47	5,000	4,189
CVS Health Corp.	4.13	04/01/40	5,000	4,284
CVS Health Corp.	4.78	03/25/38	30,000	28,177
CVS Health Corp.	5.05	03/25/48	40,000	35,831
CVS Health Corp.	5.13	07/20/45	15,000	13,634
CVS Health Corp.	5.30	12/05/43	5,000	4,730
CVS Health Corp.	5.63	02/21/53	5,000	4,739
CVS Health Corp.	5.88	06/01/53	5,000	4,919
CVS Health Corp.	6.00	06/01/44	10,000	10,142
CVS Health Corp.	6.00	06/01/63	5,000	4,937
CVS Health Corp.	6.05	06/01/54	5,000	5,049
CVS Health Corp.	6.20	09/15/55	5,000	5,140
CVS Health Corp.	6.25	09/15/65	5,000	5,100
Mylan, Inc.	5.20	04/15/48	5,000	4,074
Mylan, Inc.	5.40	11/29/43	5,000	4,340
Takeda Pharmaceutical Co. Ltd.	3.03	07/09/40	10,000	7,681
Takeda Pharmaceutical Co. Ltd.	3.18	07/09/50	10,000	6,808
Takeda Pharmaceutical Co. Ltd.	3.38	07/09/60	15,000	9,865
Takeda Pharmaceutical Co. Ltd.	5.65	07/05/44	5,000	5,130

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 4.5% (Continued)
Takeda Pharmaceutical Co. Ltd.	5.65	07/05/54	$5,000	$5,044
Utah Acquisition Sub, Inc.	5.25	06/15/46	5,000	4,150
Viatris, Inc.	3.85	06/22/40	15,000	11,414
Viatris, Inc.	4.00	06/22/50	5,000	3,384
Zoetis, Inc.	3.95	09/12/47	5,000	4,079
Zoetis, Inc.	4.70	02/01/43	5,000	4,640
				224,398
PIPELINES – 8.9%
Cheniere Corpus Christi Holdings LLC	2.74	12/31/39	5,000	4,200
Eastern Energy Gas Holdings LLC	5.65	10/15/54	5,000	4,922
Enbridge, Inc.	3.40	08/01/51	5,000	3,451
Enbridge, Inc.	4.00	11/15/49	5,000	3,869
Enbridge, Inc.	4.50	06/10/44	5,000	4,290
Enbridge, Inc.	5.50	12/01/46	5,000	4,973
Enbridge, Inc.	5.95	04/05/54	5,000	5,147
Enbridge, Inc.	6.70	11/15/53	10,000	11,167
Energy Transfer LP	5.00	05/15/44	5,000	4,414
Energy Transfer LP	5.00	05/15/50	10,000	8,508
Energy Transfer LP	5.15	03/15/45	10,000	8,916
Energy Transfer LP	5.30	04/01/44	5,000	4,545
Energy Transfer LP	5.30	04/15/47	5,000	4,498
Energy Transfer LP	5.40	10/01/47	10,000	9,043
Energy Transfer LP	5.80	06/15/38	5,000	5,093
Energy Transfer LP	5.95	05/15/54	5,000	4,827
Energy Transfer LP	6.00	06/15/48	10,000	9,779
Energy Transfer LP	6.05	06/01/41	5,000	5,058
Energy Transfer LP	6.05	09/01/54	5,000	4,865
Energy Transfer LP	6.13	12/15/45	5,000	4,997
Energy Transfer LP	6.20	04/01/55	5,000	4,975
Energy Transfer LP	6.25	04/15/49	5,000	4,996
Energy Transfer LP	6.50	02/01/42	5,000	5,264
Energy Transfer LP	7.50	07/01/38	5,000	5,810
Kinder Morgan Energy Partners LP	5.00	08/15/42	5,000	4,630
Kinder Morgan Energy Partners LP	5.00	03/01/43	5,000	4,615
Kinder Morgan Energy Partners LP	5.40	09/01/44	5,000	4,788
Kinder Morgan Energy Partners LP	5.50	03/01/44	5,000	4,864
Kinder Morgan Energy Partners LP	6.38	03/01/41	5,000	5,345
Kinder Morgan Energy Partners LP	6.50	09/01/39	5,000	5,458
Kinder Morgan Energy Partners LP	6.95	01/15/38	5,000	5,641
Kinder Morgan, Inc.	3.25	08/01/50	5,000	3,335
Kinder Morgan, Inc.	3.60	02/15/51	10,000	7,071
Kinder Morgan, Inc.	5.05	02/15/46	5,000	4,549
Kinder Morgan, Inc.	5.20	03/01/48	5,000	4,610
Kinder Morgan, Inc.	5.55	06/01/45	5,000	4,869
MPLX LP	4.50	04/15/38	10,000	9,083
MPLX LP	4.70	04/15/48	10,000	8,357
MPLX LP	4.90	04/15/58	5,000	4,179
MPLX LP	4.95	03/14/52	5,000	4,270

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 8.9% (Continued)
MPLX LP	5.20	03/01/47	$10,000	$8,986
MPLX LP	5.50	02/15/49	5,000	4,642
MPLX LP	5.95	04/01/55	5,000	4,871
MPLX LP	6.20	09/15/55	5,000	5,045
ONEOK Partners LP	6.13	02/01/41	5,000	5,131
ONEOK Partners LP	6.65	10/01/36	5,000	5,445
ONEOK, Inc.	3.95	03/01/50	5,000	3,661
ONEOK, Inc.	4.25	09/15/46	5,000	3,943
ONEOK, Inc.	4.45	09/01/49	5,000	4,013
ONEOK, Inc.	4.85	02/01/49	5,000	4,275
ONEOK, Inc.	4.95	07/13/47	5,000	4,342
ONEOK, Inc.	5.15	10/15/43	5,000	4,586
ONEOK, Inc.	5.20	07/15/48	5,000	4,471
ONEOK, Inc.	5.70	11/01/54	10,000	9,384
ONEOK, Inc.	5.85	11/01/64	5,000	4,722
ONEOK, Inc.	6.25	10/15/55	5,000	5,021
ONEOK, Inc.	6.63	09/01/53	5,000	5,268
Plains All American Pipeline LP/PAA Finance Corp.	4.70	06/15/44	5,000	4,289
Plains All American Pipeline LP/PAA Finance Corp.	4.90	02/15/45	5,000	4,396
South Bow USA Infrastructure Holdings LLC	6.18	10/01/54	5,000	4,853
Spectra Energy Partners LP	4.50	03/15/45	5,000	4,335
Targa Resources Corp.	4.95	04/15/52	5,000	4,283
Targa Resources Corp.	6.13	05/15/55	5,000	5,026
Targa Resources Corp.	6.25	07/01/52	5,000	5,115
Targa Resources Corp.	6.50	02/15/53	5,000	5,265
TransCanada PipeLines Ltd.	5.10	03/15/49	5,000	4,702
TransCanada PipeLines Ltd.	5.85	03/15/36	5,000	5,258
TransCanada PipeLines Ltd.	6.20	10/15/37	10,000	10,751
TransCanada PipeLines Ltd.	7.63	01/15/39	10,000	12,008
Transcontinental Gas Pipe Line Co. LLC	3.95	05/15/50	5,000	3,926
Transcontinental Gas Pipe Line Co. LLC	4.60	03/15/48	5,000	4,364
Western Midstream Operating LP	5.25	02/01/50	10,000	8,649
Western Midstream Operating LP	5.45	04/01/44	5,000	4,515
Williams Cos, Inc.	3.50	10/15/51	5,000	3,556
Williams Cos, Inc.	4.85	03/01/48	5,000	4,441
Williams Cos, Inc.	4.90	01/15/45	5,000	4,544
Williams Cos, Inc.	5.10	09/15/45	5,000	4,635
Williams Cos, Inc.	5.30	08/15/52	5,000	4,700
Williams Cos, Inc.	5.75	06/24/44	5,000	5,051
Williams Cos, Inc.	5.80	11/15/54	5,000	5,026
Williams Cos, Inc.	6.30	04/15/40	5,000	5,401
				440,166
REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.2%
Alexandria Real Estate Equities, Inc.	3.55	03/15/52	5,000	3,431
Alexandria Real Estate Equities, Inc.	4.00	02/01/50	5,000	3,775
Alexandria Real Estate Equities, Inc.	5.15	04/15/53	5,000	4,436
Alexandria Real Estate Equities, Inc.	5.63	05/15/54	5,000	4,753
American Tower Corp.	2.95	01/15/51	5,000	3,234

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.2% (Continued)
American Tower Corp.	3.10	06/15/50	$5,000	$3,374
American Tower Corp.	3.70	10/15/49	5,000	3,765
Crown Castle, Inc.	2.90	04/01/41	10,000	7,344
Crown Castle, Inc.	4.15	07/01/50	5,000	3,974
Equinix, Inc.	2.95	09/15/51	5,000	3,210
Equinix, Inc.	3.00	07/15/50	5,000	3,283
Federal Realty OP LP	4.50	12/01/44	5,000	4,421
GLP Capital LP/GLP Financing II, Inc.	5.75	11/01/37	5,000	4,962
VICI Properties LP	5.63	05/15/52	5,000	4,737
				58,699
RETAIL – 2.9%
Dick’s Sporting Goods, Inc.	4.10	01/15/52	5,000	3,733
Lowe’s Cos, Inc.	2.80	09/15/41	5,000	3,624
Lowe’s Cos, Inc.	3.00	10/15/50	5,000	3,249
Lowe’s Cos, Inc.	3.70	04/15/46	10,000	7,679
Lowe’s Cos, Inc.	4.05	05/03/47	5,000	4,017
Lowe’s Cos, Inc.	4.25	04/01/52	5,000	3,999
Lowe’s Cos, Inc.	4.45	04/01/62	10,000	7,995
Lowe’s Cos, Inc.	4.55	04/05/49	5,000	4,269
Lowe’s Cos, Inc.	4.65	04/15/42	5,000	4,599
Lowe’s Cos, Inc.	5.63	04/15/53	5,000	4,934
Lowe’s Cos, Inc.	5.80	09/15/62	10,000	9,999
Lowe’s Cos, Inc.	5.85	04/01/63	5,000	5,038
McDonald’s Corp.	3.63	05/01/43	5,000	3,996
McDonald’s Corp.	3.63	09/01/49	15,000	11,232
McDonald’s Corp.	3.70	02/15/42	5,000	4,116
McDonald’s Corp.	4.20	04/01/50	10,000	8,209
McDonald’s Corp.	4.45	03/01/47	5,000	4,331
McDonald’s Corp.	4.60	05/26/45	5,000	4,476
McDonald’s Corp.	4.70	12/09/35	5,000	4,966
McDonald’s Corp.	4.88	12/09/45	5,000	4,624
McDonald’s Corp.	5.00	02/13/36	5,000	5,038
McDonald’s Corp.	6.30	10/15/37	5,000	5,555
McDonald’s Corp.	6.30	03/01/38	5,000	5,552
Starbucks Corp.	3.35	03/12/50	5,000	3,486
Starbucks Corp.	3.50	11/15/50	5,000	3,588
Starbucks Corp.	4.45	08/15/49	10,000	8,427
Starbucks Corp.	4.50	11/15/48	5,000	4,262
				144,993
SEMICONDUCTORS – 2.8%
Broadcom, Inc.	3.75	02/15/51	10,000	7,846
Intel Corp.	2.80	08/12/41	5,000	3,521
Intel Corp.	3.05	08/12/51	10,000	6,343
Intel Corp.	3.10	02/15/60	10,000	5,870
Intel Corp.	3.20	08/12/61	5,000	2,981
Intel Corp.	3.25	11/15/49	10,000	6,634
Intel Corp.	3.73	12/08/47	10,000	7,366

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 2.8% (Continued)
Intel Corp.	4.10	05/19/46	$5,000	$3,931
Intel Corp.	4.10	05/11/47	5,000	3,874
Intel Corp.	4.60	03/25/40	5,000	4,526
Intel Corp.	4.75	03/25/50	10,000	8,472
Intel Corp.	4.80	10/01/41	10,000	9,036
Intel Corp.	4.90	07/29/45	5,000	4,443
Intel Corp.	4.90	08/05/52	5,000	4,295
Intel Corp.	4.95	03/25/60	10,000	8,523
Intel Corp.	5.05	08/05/62	5,000	4,233
Intel Corp.	5.60	02/21/54	5,000	4,788
Intel Corp.	5.63	02/10/43	5,000	4,929
Intel Corp.	5.70	02/10/53	10,000	9,617
Intel Corp.	5.90	02/10/63	5,000	4,868
Micron Technology, Inc.	3.48	11/01/51	5,000	3,576
Micron Technology, Inc.	6.05	11/01/35	10,000	10,714
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.25	05/11/41	10,000	7,602
				137,988
SOFTWARE – 5.6%
Electronic Arts, Inc.	2.95	02/15/51	5,000	4,581
Fidelity National Information Services, Inc.	3.10	03/01/41	5,000	3,736
Fiserv, Inc.	4.40	07/01/49	10,000	8,030
Oracle Corp.	3.60	04/01/40	15,000	11,764
Oracle Corp.	3.60	04/01/50	20,000	13,560
Oracle Corp.	3.65	03/25/41	10,000	7,782
Oracle Corp.	3.80	11/15/37	10,000	8,480
Oracle Corp.	3.85	07/15/36	10,000	8,736
Oracle Corp.	3.85	04/01/60	20,000	13,229
Oracle Corp.	3.95	03/25/51	15,000	10,696
Oracle Corp.	4.00	07/15/46	15,000	11,243
Oracle Corp.	4.00	11/15/47	10,000	7,490
Oracle Corp.	4.10	03/25/61	5,000	3,460
Oracle Corp.	4.13	05/15/45	10,000	7,748
Oracle Corp.	4.38	05/15/55	10,000	7,561
Oracle Corp.	4.50	07/08/44	5,000	4,135
Oracle Corp.	5.38	07/15/40	15,000	14,322
Oracle Corp.	5.38	09/27/54	10,000	8,796
Oracle Corp.	5.50	09/27/64	10,000	8,729
Oracle Corp.	5.55	02/06/53	10,000	8,985
Oracle Corp.	5.88	09/26/45	15,000	14,445
Oracle Corp.	5.95	09/26/55	20,000	18,992
Oracle Corp.	6.00	08/03/55	10,000	9,570
Oracle Corp.	6.10	09/26/65	10,000	9,522
Oracle Corp.	6.13	07/08/39	10,000	10,320
Oracle Corp.	6.13	08/03/65	10,000	9,597
Oracle Corp.	6.50	04/15/38	10,000	10,720
Oracle Corp.	6.90	11/09/52	10,000	10,689
Synopsys, Inc.	5.70	04/01/55	10,000	10,071
				276,989

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 13.8%
AT&T, Inc.	3.10	02/01/43	$5,000	$3,703
AT&T, Inc.	3.30	02/01/52	10,000	6,676
AT&T, Inc.	3.50	06/01/41	10,000	7,915
AT&T, Inc.	3.50	09/15/53	40,000	27,458
AT&T, Inc.	3.50	02/01/61	5,000	3,297
AT&T, Inc.	3.55	09/15/55	40,000	27,368
AT&T, Inc.	3.65	06/01/51	15,000	10,781
AT&T, Inc.	3.65	09/15/59	35,000	23,758
AT&T, Inc.	3.80	12/01/57	35,000	24,751
AT&T, Inc.	3.85	06/01/60	10,000	7,065
AT&T, Inc.	4.30	12/15/42	5,000	4,286
AT&T, Inc.	4.35	06/15/45	5,000	4,211
AT&T, Inc.	4.50	03/09/48	5,000	4,226
AT&T, Inc.	4.55	03/09/49	5,000	4,227
AT&T, Inc.	4.75	05/15/46	10,000	8,869
AT&T, Inc.	4.85	03/01/39	5,000	4,784
AT&T, Inc.	4.90	11/01/35	5,000	4,934
AT&T, Inc.	4.90	08/15/37	5,000	4,884
AT&T, Inc.	5.15	11/15/46	5,000	4,672
AT&T, Inc.	5.15	02/15/50	5,000	4,625
AT&T, Inc.	5.25	03/01/37	5,000	5,075
AT&T, Inc.	5.35	09/01/40	5,000	4,943
AT&T, Inc.	5.45	03/01/47	5,000	4,832
AT&T, Inc.	5.55	08/15/41	5,000	5,047
AT&T, Inc.	5.55	11/01/45	5,000	4,911
AT&T, Inc.	5.65	02/15/47	5,000	5,124
AT&T, Inc.	5.70	11/01/54	5,000	4,900
AT&T, Inc.	6.05	08/15/56	5,000	5,143
AT&T, Inc.	6.30	01/15/38	5,000	5,434
Bell Telephone Co. of Canada or Bell Canada	4.46	04/01/48	5,000	4,182
Bell Telephone Co. of Canada or Bell Canada	5.55	02/15/54	5,000	4,877
Corning, Inc.	4.75	03/15/42	5,000	4,677
Corning, Inc.	5.35	11/15/48	5,000	4,907
Corning, Inc.	5.45	11/15/79	5,000	4,685
Orange SA	5.50	02/06/44	10,000	10,012
Rogers Communications, Inc.	3.70	11/15/49	5,000	3,700
Rogers Communications, Inc.	4.35	05/01/49	5,000	4,109
Rogers Communications, Inc.	4.55	03/15/52	10,000	8,218
Rogers Communications, Inc.	5.00	03/15/44	5,000	4,599
Rogers Communications, Inc.	5.45	10/01/43	5,000	4,815
Telefonica Emisiones SA	4.90	03/06/48	10,000	8,584
Telefonica Emisiones SA	5.21	03/08/47	10,000	8,968
Telefonica Emisiones SA	5.52	03/01/49	10,000	9,304
Telefonica Emisiones SA	7.05	06/20/36	10,000	11,267
TELUS Corp.	4.60	11/16/48	5,000	4,357
T-Mobile USA, Inc.	3.00	02/15/41	15,000	11,240
T-Mobile USA, Inc.	3.30	02/15/51	15,000	10,141
T-Mobile USA, Inc.	3.40	10/15/52	15,000	10,239

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 13.8% (Continued)
T-Mobile USA, Inc.	3.60	11/15/60	$10,000	$6,774
T-Mobile USA, Inc.	4.38	04/15/40	10,000	8,984
T-Mobile USA, Inc.	4.50	04/15/50	15,000	12,579
T-Mobile USA, Inc.	4.95	11/15/35	5,000	4,977
T-Mobile USA, Inc.	5.25	06/15/55	10,000	9,278
T-Mobile USA, Inc.	5.50	01/15/55	5,000	4,818
T-Mobile USA, Inc.	5.65	01/15/53	5,000	4,920
T-Mobile USA, Inc.	5.70	01/15/56	5,000	4,993
T-Mobile USA, Inc.	5.75	01/15/54	5,000	4,983
T-Mobile USA, Inc.	5.80	09/15/62	5,000	5,017
T-Mobile USA, Inc.	5.88	11/15/55	10,000	10,163
T-Mobile USA, Inc.	6.00	06/15/54	5,000	5,159
Verizon Communications, Inc.	2.65	11/20/40	15,000	10,759
Verizon Communications, Inc.	2.85	09/03/41	5,000	3,616
Verizon Communications, Inc.	2.88	11/20/50	15,000	9,470
Verizon Communications, Inc.	2.99	10/30/56	20,000	12,189
Verizon Communications, Inc.	3.00	11/20/60	10,000	5,973
Verizon Communications, Inc.	3.40	03/22/41	20,000	15,721
Verizon Communications, Inc.	3.55	03/22/51	25,000	18,028
Verizon Communications, Inc.	3.70	03/22/61	20,000	13,927
Verizon Communications, Inc.	3.85	11/01/42	5,000	4,062
Verizon Communications, Inc.	3.88	03/01/52	5,000	3,776
Verizon Communications, Inc.	4.00	03/22/50	5,000	3,923
Verizon Communications, Inc.	4.13	08/15/46	5,000	4,068
Verizon Communications, Inc.	4.27	01/15/36	5,000	4,675
Verizon Communications, Inc.	4.52	09/15/48	5,000	4,260
Verizon Communications, Inc.	4.67	03/15/55	5,000	4,269
Verizon Communications, Inc.	4.81	03/15/39	5,000	4,743
Verizon Communications, Inc.	4.86	08/21/46	15,000	13,526
Verizon Communications, Inc.	5.01	04/15/49	5,000	4,636
Verizon Communications, Inc.	5.01	08/21/54	5,000	4,508
Verizon Communications, Inc.	5.25	03/16/37	5,000	5,034
Verizon Communications, Inc.(1)	5.40	07/02/37	15,000	15,196
Verizon Communications, Inc.	5.50	02/23/54	5,000	4,851
Verizon Communications, Inc.	6.55	09/15/43	5,000	5,541
Vodafone Group PLC	4.25	09/17/50	10,000	8,009
Vodafone Group PLC	4.38	02/19/43	5,000	4,346
Vodafone Group PLC	4.88	06/19/49	10,000	8,862
Vodafone Group PLC	5.25	05/30/48	10,000	9,431
Vodafone Group PLC	5.75	06/28/54	10,000	9,819
Vodafone Group PLC	5.88	06/28/64	5,000	4,951
Vodafone Group PLC	6.15	02/27/37	5,000	5,457
				681,051
TRANSPORTATION – 1.9%
Canadian Pacific Railway Co.	3.00	12/02/41	10,000	7,528
Canadian Pacific Railway Co.	3.10	12/02/51	15,000	10,174
Canadian Pacific Railway Co.	6.13	09/15/15	5,000	5,160
FedEx Corp.	3.25	05/15/41	5,000	3,742

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
TRANSPORTATION – 1.9% (Continued)
FedEx Corp.	4.05	02/15/48	$5,000	$3,861
FedEx Corp.	4.40	01/15/47	5,000	4,104
FedEx Corp.	4.55	04/01/46	5,000	4,213
FedEx Corp.	4.75	11/15/45	5,000	4,343
FedEx Corp.	4.95	10/17/48	5,000	4,411
FedEx Corp.	5.25	05/15/50	5,000	4,596
Norfolk Southern Corp.	2.90	08/25/51	5,000	3,261
Norfolk Southern Corp.	3.05	05/15/50	5,000	3,387
Norfolk Southern Corp.	3.16	05/15/55	5,000	3,307
Norfolk Southern Corp.	3.95	10/01/42	10,000	8,477
Norfolk Southern Corp.	4.10	05/15/21	5,000	3,524
Norfolk Southern Corp.	4.15	02/28/48	5,000	4,163
Norfolk Southern Corp.	5.35	08/01/54	10,000	9,800
Norfolk Southern Corp.	5.95	03/15/64	5,000	5,292
				93,343
TRUCKING & LEASING – 0.2%
GATX Corp.	3.10	06/01/51	5,000	3,276
GATX Corp.	6.05	06/05/54	5,000	5,153
				8,429
WATER – 0.7%
American Water Capital Corp.	3.45	05/01/50	5,000	3,644
American Water Capital Corp.	4.15	06/01/49	5,000	4,117
American Water Capital Corp.	4.20	09/01/48	5,000	4,156
American Water Capital Corp.	4.30	12/01/42	5,000	4,392
American Water Capital Corp.	5.45	03/01/54	5,000	4,946
American Water Capital Corp.	6.59	10/15/37	5,000	5,673
Essential Utilities, Inc.	4.28	05/01/49	5,000	4,081
Essential Utilities, Inc.	5.30	05/01/52	5,000	4,728
				35,737
TOTAL CORPORATE BONDS (Cost - $4,869,750)				4,855,028

SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
JP Morgan Chase, New York	3.21	11/03/25	22,211	22,211
TOTAL SHORT-TERM INVESTMENTS (Cost - $22,211)				22,211

TOTAL INVESTMENTS – 98.6% (Cost - $4,891,961)				$4,877,239
OTHER ASSETS LESS LIABILITIES – 1.4%				68,525
NET ASSETS – 100.0%				$4,945,764

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2025, amounts to $35,546 and represents 0.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 11.3%
BANKS – 0.2%
Banco Nacional de Panama(1)	2.50	08/11/30	$925,000	$817,423

CHEMICALS – 0.4%
CNAC HK Finbridge Co. Ltd.(1)	3.00	09/22/30	600,000	565,491
CNAC HK Finbridge Co. Ltd.(1)	4.13	07/19/27	600,000	599,241
CNAC HK Finbridge Co. Ltd.(1)	5.13	03/14/28	900,000	918,554
				2,083,286
COMMERCIAL SERVICES – 0.4%
DP World Crescent Ltd.(1)	3.88	07/18/29	550,000	540,108
DP World Crescent Ltd.(1)	4.85	09/26/28	400,000	405,500
DP World Crescent Ltd.(1)	5.50	09/13/33	600,000	627,743
DP World Crescent Ltd.(1)	5.50	05/08/35	425,000	443,568
				2,016,919
DIVERSIFIED FINANCIAL SERVICES – 0.1%
SRC Sukuk Ltd.(1)	5.00	02/27/28	450,000	456,863
SRC Sukuk Ltd.(1)	5.38	02/27/35	250,000	261,562
				718,425
ELECTRIC – 1.1%
Comision Federal de Electricidad(1)	4.69	05/15/29	400,000	395,000
Comision Federal de Electricidad(1)	6.45	01/24/35	400,000	409,800
Eskom Holdings(1)	6.35	08/10/28	1,050,000	1,084,650
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(1)	4.13	05/15/27	475,000	474,211
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(1)	5.45	05/21/28	400,000	411,500
State Grid Overseas Investment BVI Ltd.(1)	1.63	08/05/30	625,000	566,247
State Grid Overseas Investment BVI Ltd.(1)	3.50	05/04/27	1,425,000	1,417,846
Three Gorges Finance I Cayman Islands Ltd.(1)	3.15	06/02/26	625,000	622,003
				5,381,257
INSURANCE – 0.2%
China Life Insurance Overseas Co. Ltd./Hong Kong(1)	5.35	08/15/33	1,150,000	1,184,356

INVESTMENT COMPANIES – 2.7%
Abu Dhabi Developmental Holding Co. PJSC(1)	4.38	10/02/31	600,000	603,246
Abu Dhabi Developmental Holding Co. PJSC(1)	4.50	05/06/30	450,000	455,886
Abu Dhabi Developmental Holding Co. PJSC(1)	5.00	05/06/35	275,000	282,425
Abu Dhabi Developmental Holding Co. PJSC(1)	5.38	05/08/29	440,000	458,319
Abu Dhabi Developmental Holding Co. PJSC(1)	5.50	05/08/34	440,000	470,140
Gaci First Investment Co.(1)	4.75	02/14/30	400,000	406,836
Gaci First Investment Co.(1)	4.88	02/14/35	650,000	653,250
Gaci First Investment Co.(1)	5.00	10/13/27	450,000	456,413
Gaci First Investment Co.(1)	5.00	01/29/29	700,000	714,438
Gaci First Investment Co.(1)	5.00	09/15/35	675,000	679,897
Gaci First Investment Co.(1)	5.25	01/29/30	800,000	825,192
Gaci First Investment Co.(1)	5.25	10/13/32	500,000	519,375
Gaci First Investment Co.(1)	5.25	01/29/34	450,000	466,236
Gaci First Investment Co.(1)	5.63	07/29/34	800,000	847,000
MDGH GMTN RSC Ltd.(1)	2.88	11/07/29	425,000	406,406
MDGH GMTN RSC Ltd.(1)	2.88	05/21/30	400,000	379,104

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 2.7% (Continued)
MDGH GMTN RSC Ltd.(1)	3.38	03/28/32	$400,000	$380,624
MDGH GMTN RSC Ltd.(1)	4.38	11/22/33	200,000	199,276
MDGH GMTN RSC Ltd.(1)	5.50	04/28/33	400,000	428,000
Mdgh Sukuk Ltd.(1)	4.96	04/04/34	400,000	418,610
Mdgh Sukuk Ltd.(1)	5.00	06/04/35	550,000	576,846
Suci Second Investment Co.(1)	4.38	09/10/27	500,000	500,937
Suci Second Investment Co.(1)	4.88	05/08/32	300,000	305,199
Suci Second Investment Co.(1)	5.17	03/05/31	900,000	930,325
Suci Second Investment Co.(1)	6.00	10/25/28	600,000	630,600
Suci Second Investment Co.(1)	6.25	10/25/33	450,000	497,255
TVF Varlik Kiralama AS(1)	6.95	01/23/30	500,000	518,125
				14,009,960
MINING – 0.8%
Corp. Nacional del Cobre de Chile(1)	3.00	09/30/29	550,000	523,198
Corp. Nacional del Cobre de Chile(1)	3.15	01/14/30	550,000	523,149
Corp. Nacional del Cobre de Chile(1)	3.63	08/01/27	800,000	792,552
Corp. Nacional del Cobre de Chile(1)	5.95	01/08/34	875,000	923,598
Corp. Nacional del Cobre de Chile(1)	6.33	01/13/35	700,000	749,980
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT(1)	5.45	05/15/30	400,000	414,290
				3,926,767
OIL & GAS – 5.2%
Adnoc Murban RSC Ltd.(1)	4.25	09/11/29	420,000	422,730
Adnoc Murban RSC Ltd.(1)	4.50	09/11/34	535,000	533,579
Adnoc Murban Sukuk Ltd.(1)	4.75	05/06/35	600,000	609,867
Bapco Energies Sukuk Ltd.(1)	6.25	01/29/35	1,100,000	1,146,376
EDO Sukuk Ltd.(1)	5.88	09/21/33	900,000	961,663
Pertamina Hulu Energi PT(1)	5.25	05/21/30	500,000	511,737
Petroleos de Venezuela SA(1),(2)	5.38	04/12/27	2,500,000	566,875
Petroleos de Venezuela SA(1),(2)	6.00	05/16/24	2,560,000	574,080
Petroleos de Venezuela SA(1),(2)	6.00	11/15/26	2,240,000	502,320
Petroleos de Venezuela SA(1),(2)	8.50	10/27/20	380,000	377,359
Petroleos de Venezuela SA(1),(2)	9.00	11/17/21	1,280,000	294,720
Petroleos de Venezuela SA(1),(2)	9.75	05/17/35	2,650,000	653,888
Petroleos de Venezuela SA(1),(2)	12.75	02/17/22	1,575,000	417,769
Petroleos del Peru SA(1)	4.75	06/19/32	950,000	813,457
Petroleos Mexicanos	5.95	01/28/31	1,075,000	1,054,790
Petroleos Mexicanos	6.50	03/13/27	350,000	357,787
Petroleos Mexicanos	6.50	01/23/29	475,000	485,778
Petroleos Mexicanos	6.63	06/15/35	900,000	866,745
Petroleos Mexicanos	6.70	02/16/32	2,100,000	2,103,150
Petroleos Mexicanos	6.84	01/23/30	825,000	849,420
Petroleos Mexicanos	6.88	08/04/26	300,000	305,100
Petroleos Mexicanos	8.75	06/02/29	650,000	703,560
Petroleos Mexicanos	10.00	02/07/33	725,000	851,259
Petronas Capital Ltd.(1)	2.48	01/28/32	1,525,000	1,371,844
Petronas Capital Ltd.(1)	3.50	04/21/30	2,750,000	2,672,258
Petronas Capital Ltd.(1)	4.95	01/03/31	1,800,000	1,861,650

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 5.2% (Continued)
Petronas Capital Ltd.(1)	5.34	04/03/35	$2,225,000	$2,325,548
Sinopec Group Overseas Development 2017 Ltd.(1)	3.63	04/12/27	450,000	448,810
Sinopec Group Overseas Development 2018 Ltd.(1)	2.30	01/08/31	825,000	765,971
Sinopec Group Overseas Development 2018 Ltd.(1)	2.70	05/13/30	875,000	834,054
Sinopec Group Overseas Development 2018 Ltd.(1)	2.95	11/12/29	450,000	435,265
				26,679,409
TRANSPORTATION – 0.2%
Transnet/South Africa(1)	8.25	02/06/28	1,150,000	1,218,097
TOTAL CORPORATE BONDS (Cost - $54,842,837)				58,035,899

GOVERNMENT AGENCIES AND OBLIGATIONS – 87.1%
GOVERNMENT AGENCIES – 3.7%
Bank Gospodarstwa Krajowego(1)	5.38	05/22/33	1,650,000	1,722,748
Bank Gospodarstwa Krajowego(1)	5.75	07/09/34	1,800,000	1,906,848
Bank Gospodarstwa Krajowego(1)	6.25	10/31/28	900,000	957,600
Eagle Funding Luxco Sarl(1)	5.50	08/17/30	3,900,000	3,962,829
Export-Import Bank of China(1)	4.69	11/05/27	550,000	550,325
Export-Import Bank of India(1)	2.25	01/13/31	1,300,000	1,165,502
Export-Import Bank of India(1)	3.25	01/15/30	1,000,000	954,610
Export-Import Bank of India(1)	3.38	08/05/26	1,175,000	1,165,676
Export-Import Bank of India(1)	3.88	02/01/28	1,275,000	1,262,594
Export-Import Bank of India(1)	5.50	01/18/33	1,150,000	1,210,001
Export-Import Bank of India(1)	5.50	01/13/35	1,200,000	1,254,600
Finance Department Government of Sharjah(1)	6.50	11/23/32	400,000	435,850
Magyar Export-Import Bank ZRT(1)	6.13	12/04/27	1,450,000	1,503,984
MFB Magyar Fejlesztesi Bank ZRT(1)	6.50	06/29/28	1,125,000	1,185,143
				19,238,310
GOVERNMENT OBLIGATIONS – 83.4%
Abu Dhabi Government International Bond(1)	1.63	06/02/28	800,000	755,892
Abu Dhabi Government International Bond(1)	1.70	03/02/31	700,000	625,870
Abu Dhabi Government International Bond(1)	1.88	09/15/31	750,000	670,313
Abu Dhabi Government International Bond(1)	2.50	09/30/29	1,250,000	1,191,606
Abu Dhabi Government International Bond(1)	3.13	10/11/27	1,700,000	1,683,000
Abu Dhabi Government International Bond(1)	3.13	04/16/30	1,226,000	1,194,498
Abu Dhabi Government International Bond(1)	3.63	10/02/28	200,000	199,000
Abu Dhabi Government International Bond(1)	4.25	10/02/35	700,000	698,691
Abu Dhabi Government International Bond(1)	4.88	04/30/29	750,000	777,330
Abu Dhabi Government International Bond(1)	5.00	04/30/34	500,000	531,875
Angolan Government International Bond(1)	8.00	11/26/29	2,125,000	2,042,656
Angolan Government International Bond(1)	8.25	05/09/28	2,150,000	2,126,350
Angolan Government International Bond(1)	8.75	04/14/32	2,000,000	1,884,340
Angolan Government International Bond(1)	9.24	01/15/31	1,200,000	1,174,500
Argentine Republic Government International Bond(3)	0.75	07/09/30	5,740,000	4,706,800
Argentine Republic Government International Bond	1.00	07/09/29	952,000	812,532
Argentine Republic Government International Bond(3)	3.50	07/09/41	5,850,000	3,817,125
Argentine Republic Government International Bond(3)	4.13	07/09/35	11,450,000	8,043,625

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.4% (Continued)
Argentine Republic Government International Bond(3)	5.00	01/09/38	$6,350,000	$4,670,425
Bahrain Government International Bond(1)	5.25	01/25/33	800,000	774,248
Bahrain Government International Bond(1)	5.45	09/16/32	1,000,000	980,500
Bahrain Government International Bond(1)	5.63	09/30/31	875,000	879,813
Bahrain Government International Bond(1)	5.63	05/18/34	1,225,000	1,194,758
Bahrain Government International Bond(1)	6.75	09/20/29	1,200,000	1,256,700
Bahrain Government International Bond(1)	7.00	10/12/28	1,500,000	1,573,875
Bahrain Government International Bond(1)	7.38	05/14/30	1,100,000	1,189,444
Bahrain Government International Bond(1)	7.75	04/18/35	975,000	1,091,025
Bolivian Government International Bond(1)	4.50	03/20/28	1,200,000	988,500
Brazilian Government International Bond	3.75	09/12/31	925,000	860,019
Brazilian Government International Bond	3.88	06/12/30	2,500,000	2,402,500
Brazilian Government International Bond	4.50	05/30/29	1,275,000	1,271,175
Brazilian Government International Bond	4.63	01/13/28	2,050,000	2,061,275
Brazilian Government International Bond	5.50	11/06/30	1,550,000	1,584,487
Brazilian Government International Bond	6.00	10/20/33	1,625,000	1,664,000
Brazilian Government International Bond	6.13	01/22/32	1,300,000	1,353,950
Brazilian Government International Bond	6.13	03/15/34	1,575,000	1,608,075
Brazilian Government International Bond	6.25	03/18/31	1,475,000	1,553,175
Brazilian Government International Bond	6.63	03/15/35	2,600,000	2,716,350
Brazilian Government International Bond	8.25	01/20/34	900,000	1,057,050
CBB International Sukuk Programme Co. W.L.L.(1)	3.88	05/18/29	1,025,000	985,989
CBB International Sukuk Programme Co. W.L.L.(1)	3.95	09/16/27	1,000,000	980,000
CBB International Sukuk Programme Co. W.L.L.(1)	4.50	03/30/27	875,000	868,669
CBB International Sukuk Programme Co. W.L.L.(1)	5.87	02/06/34	1,250,000	1,266,125
CBB International Sukuk Programme Co. W.L.L.(1)	5.88	06/05/32	1,200,000	1,229,256
CBB International Sukuk Programme Co. W.L.L.(1)	6.00	02/12/31	950,000	983,013
CBB International Sukuk Programme Co. W.L.L.(1)	6.25	10/18/30	900,000	937,125
CBB International Sukuk Programme Co. W.L.L.(1)	6.25	07/07/33	1,600,000	1,672,000
Chile Government International Bond	2.45	01/31/31	740,000	677,100
Chile Government International Bond	2.55	01/27/32	825,000	739,200
Chile Government International Bond	2.55	07/27/33	1,250,000	1,086,750
Chile Government International Bond	2.75	01/31/27	775,000	763,375
Chile Government International Bond	3.24	02/06/28	1,050,000	1,033,200
Chile Government International Bond	3.50	01/31/34	975,000	899,925
Chile Government International Bond	4.85	01/22/29	1,000,000	1,023,500
China Government International Bond(1)	1.20	10/21/30	1,150,000	1,041,492
China Government International Bond(1)	1.25	10/26/26	850,000	831,729
China Government International Bond(1)	1.75	10/26/31	450,000	413,107
China Government International Bond(1)	2.13	12/03/29	1,025,000	981,110
China Government International Bond(1)	2.63	11/02/27	650,000	642,297
China Government International Bond(1)	3.50	10/19/28	600,000	604,794
China Government International Bond(1)	4.13	11/20/27	700,000	712,117
Colombia Government International Bond	3.00	01/30/30	1,200,000	1,089,000
Colombia Government International Bond	3.13	04/15/31	1,685,000	1,484,485
Colombia Government International Bond	3.25	04/22/32	1,750,000	1,498,656
Colombia Government International Bond	3.88	04/25/27	1,325,000	1,315,725
Colombia Government International Bond	4.50	03/15/29	1,550,000	1,527,525

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.4% (Continued)
Colombia Government International Bond	7.38	04/25/30	$1,300,000	$1,397,500
Colombia Government International Bond	7.50	02/02/34	1,700,000	1,811,350
Colombia Government International Bond	8.00	04/20/33	1,200,000	1,322,400
Colombia Government International Bond	8.50	04/25/35	1,300,000	1,467,700
Costa Rica Government International Bond(1)	6.13	02/19/31	1,506,000	1,579,041
Costa Rica Government International Bond(1)	6.55	04/03/34	1,700,000	1,836,000
Dominican Republic International Bond(1)	4.50	01/30/30	2,150,000	2,108,075
Dominican Republic International Bond(1)	4.88	09/23/32	3,125,000	3,003,125
Dominican Republic International Bond(1)	5.50	02/22/29	1,750,000	1,782,375
Dominican Republic International Bond(1)	5.95	01/25/27	1,525,000	1,548,638
Dominican Republic International Bond(1)	6.00	07/19/28	1,400,000	1,446,200
Dominican Republic International Bond(1)	6.00	02/22/33	1,625,000	1,665,625
Dominican Republic International Bond(1)	7.05	02/03/31	1,200,000	1,294,332
Ecuador Government International Bond(1)	ZCP	07/31/30	1,200,000	940,200
Ecuador Government International Bond(1),(3)	6.90	07/31/30	3,639,407	3,326,418
Ecuador Government International Bond(1),(3)	6.90	07/31/35	7,775,850	5,979,629
Egypt Government International Bond(1)	5.80	09/30/27	1,250,000	1,254,688
Egypt Government International Bond(1)	5.88	02/16/31	1,450,000	1,399,613
Egypt Government International Bond(1)	6.59	02/21/28	1,200,000	1,223,400
Egypt Government International Bond(1)	7.05	01/15/32	1,050,000	1,050,525
Egypt Government International Bond(1)	7.30	09/30/33	1,250,000	1,223,750
Egypt Government International Bond(1)	7.50	01/31/27	2,075,000	2,125,588
Egypt Government International Bond(1)	7.60	03/01/29	1,875,000	1,968,638
Egypt Government International Bond(1)	7.63	05/29/32	1,750,000	1,784,125
Egypt Government International Bond(1)	8.63	02/04/30	1,400,000	1,504,300
El Salvador Government International Bond(1)	9.25	04/17/30	1,175,000	1,277,495
Ethiopia International Bond(1)	6.63	12/11/24	1,150,000	1,213,250
Ghana Government International Bond(1),(3)	5.00	07/03/29	3,457,850	3,384,371
Ghana Government International Bond(1),(3)	5.00	07/03/35	5,017,900	4,321,666
Guatemala Government Bond(1)	6.60	06/13/36	1,250,000	1,352,188
Hazine Mustesarligi Varlik Kiralama AS(1)	5.13	06/22/26	1,075,000	1,080,612
Hazine Mustesarligi Varlik Kiralama AS(1)	6.50	04/26/30	1,100,000	1,141,734
Hazine Mustesarligi Varlik Kiralama AS(1)	6.75	09/01/30	1,100,000	1,144,765
Hazine Mustesarligi Varlik Kiralama AS(1)	7.25	02/24/27	1,250,000	1,295,642
Hazine Mustesarligi Varlik Kiralama AS(1)	8.51	01/14/29	1,025,000	1,126,667
Hungary Government International Bond(1)	2.13	09/22/31	2,550,000	2,198,100
Hungary Government International Bond(1)	5.25	06/16/29	1,850,000	1,888,388
Hungary Government International Bond(1)	5.38	09/26/30	1,450,000	1,492,775
Hungary Government International Bond(1)	5.50	06/16/34	1,335,000	1,363,703
Hungary Government International Bond(1)	6.00	09/26/35	1,150,000	1,207,500
Hungary Government International Bond(1)	6.13	05/22/28	2,463,000	2,563,983
Hungary Government International Bond(1)	6.25	09/22/32	1,950,000	2,100,530
Indonesia Government International Bond	1.85	03/12/31	650,000	574,641
Indonesia Government International Bond	2.15	07/28/31	400,000	356,000
Indonesia Government International Bond	2.85	02/14/30	350,000	331,997
Indonesia Government International Bond	3.50	01/11/28	525,000	520,045
Indonesia Government International Bond	3.55	03/31/32	400,000	380,000
Indonesia Government International Bond(1)	3.85	07/18/27	400,000	399,350

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.4% (Continued)
Indonesia Government International Bond	3.85	10/15/30	$675,000	$666,014
Indonesia Government International Bond	4.10	04/24/28	400,000	401,425
Indonesia Government International Bond(1)	4.35	01/08/27	450,000	452,644
Indonesia Government International Bond	4.55	01/11/28	320,000	323,180
Indonesia Government International Bond	4.65	09/20/32	650,000	656,500
Indonesia Government International Bond	4.75	02/11/29	625,000	638,219
Indonesia Government International Bond	4.75	09/10/34	425,000	426,328
Indonesia Government International Bond	4.85	01/11/33	600,000	609,750
Indonesia Government International Bond	5.60	01/15/35	500,000	532,500
Indonesia Government International Bond(1)	8.50	10/12/35	500,000	643,750
Ivory Coast Government International Bond(1)	6.13	06/15/33	1,800,000	1,750,500
Ivory Coast Government International Bond(1)	7.63	01/30/33	1,325,000	1,397,875
Ivory Coast Government International Bond(1)	8.08	04/01/36	1,875,000	1,976,250
Jamaica Government International Bond	6.75	04/28/28	1,455,000	1,502,287
Jordan Government International Bond(1)	5.75	01/31/27	1,200,000	1,207,734
Jordan Government International Bond(1)	5.85	07/07/30	1,500,000	1,515,923
Jordan Government International Bond(1)	7.50	01/13/29	1,425,000	1,510,500
Kazakhstan Government International Bond(1)	4.41	10/28/30	1,700,000	1,688,100
Kazakhstan Government International Bond(1)	4.71	04/09/35	1,825,000	1,804,423
Kazakhstan Government International Bond(1)	5.00	07/01/32	1,700,000	1,728,900
KSA Ijarah Sukuk Ltd.(1)	4.25	09/09/30	800,000	799,424
KSA Ijarah Sukuk Ltd.(1)	4.88	09/09/35	1,100,000	1,115,945
KSA Sukuk Ltd.(1)	2.25	05/17/31	675,000	608,133
KSA Sukuk Ltd.(1)	2.97	10/29/29	975,000	934,664
KSA Sukuk Ltd.(1)	3.63	04/20/27	1,500,000	1,491,750
KSA Sukuk Ltd.(1)	4.27	05/22/29	800,000	803,904
KSA Sukuk Ltd.(1)	4.30	01/19/29	850,000	854,939
KSA Sukuk Ltd.(1)	4.51	05/22/33	1,200,000	1,198,878
KSA Sukuk Ltd.(1)	5.25	06/04/27	400,000	407,250
KSA Sukuk Ltd.(1)	5.25	06/04/30	400,000	417,900
KSA Sukuk Ltd.(1)	5.25	06/04/34	700,000	730,625
KSA Sukuk Ltd.(1)	5.27	10/25/28	875,000	902,891
Latvia Government International Bond(1)	5.13	07/30/34	1,550,000	1,607,350
Lebanon Government International Bond(1),(2)	6.00	01/27/23	950,000	218,500
Lebanon Government International Bond(1),(2)	6.10	10/04/22	1,675,000	383,575
Lebanon Government International Bond(1),(2)	6.60	11/27/26	1,750,000	402,500
Lebanon Government International Bond(1),(2)	6.65	02/26/30	1,750,000	402,500
Lebanon Government International Bond(1),(2)	6.75	11/29/27	1,500,000	345,000
Lebanon Government International Bond(1),(2)	6.85	03/23/27	1,600,000	368,000
Lebanon Government International Bond(1),(2)	7.00	03/23/32	1,250,000	287,500
Lebanon Government International Bond(1),(2)	8.25	04/12/21	2,350,000	540,500
Mexico Government International Bond	2.66	05/24/31	825,000	740,850
Mexico Government International Bond	3.25	04/16/30	550,000	521,950
Mexico Government International Bond	3.50	02/12/34	750,000	655,687
Mexico Government International Bond	3.75	01/11/28	525,000	520,275
Mexico Government International Bond	4.15	03/28/27	525,000	525,525
Mexico Government International Bond	4.50	04/22/29	900,000	905,400
Mexico Government International Bond	4.75	03/22/31	600,000	597,450

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.4% (Continued)
Mexico Government International Bond	4.75	04/27/32	$800,000	$787,200
Mexico Government International Bond	4.88	05/19/33	775,000	753,687
Mexico Government International Bond	5.38	03/22/33	1,300,000	1,302,925
Mexico Government International Bond	5.40	02/09/28	400,000	410,440
Mexico Government International Bond	5.63	09/22/35	950,000	947,387
Mexico Government International Bond	5.85	07/02/32	1,075,000	1,115,312
Mexico Government International Bond	6.00	05/13/30	550,000	579,975
Mexico Government International Bond	6.35	02/09/35	900,000	953,100
Mexico Government International Bond	6.75	09/27/34	550,000	604,450
Mexico Government International Bond	8.30	08/15/31	350,000	420,962
Morocco Government International Bond(1)	3.00	12/15/32	1,200,000	1,062,204
Morocco Government International Bond(1)	5.95	03/08/28	1,530,000	1,584,330
Morocco Government International Bond(1)	6.50	09/08/33	1,500,000	1,650,000
Nigeria Government International Bond(1)	6.13	09/28/28	1,500,000	1,477,500
Nigeria Government International Bond(1)	6.50	11/28/27	1,750,000	1,760,605
Nigeria Government International Bond(1)	7.14	02/23/30	1,400,000	1,396,500
Nigeria Government International Bond(1)	7.38	09/28/33	1,900,000	1,837,186
Nigeria Government International Bond(1)	7.88	02/16/32	1,750,000	1,756,125
Nigeria Government International Bond(1)	8.38	03/24/29	1,525,000	1,585,710
Nigeria Government International Bond(1)	8.75	01/21/31	1,200,000	1,259,400
Nigeria Government International Bond(1)	10.38	12/09/34	1,800,000	2,025,000
Oman Government International Bond(1)	4.75	06/15/26	2,125,000	2,129,703
Oman Government International Bond(1)	5.38	03/08/27	1,725,000	1,750,012
Oman Government International Bond(1)	5.63	01/17/28	2,600,000	2,673,199
Oman Government International Bond(1)	6.00	08/01/29	2,325,000	2,451,713
Oman Government International Bond(1)	6.25	01/25/31	1,875,000	2,033,438
Oman Government International Bond(1)	6.75	10/28/27	1,475,000	1,541,169
Oman Government International Bond(1)	7.38	10/28/32	1,050,000	1,224,300
Oman Sovereign Sukuk Co.(1)	4.53	04/17/33	1,000,000	1,002,875
Oman Sovereign Sukuk Co.(1)	4.88	06/15/30	2,000,000	2,057,340
Pakistan Global Sukuk Programme Co. Ltd.(1)	7.95	01/31/29	1,175,000	1,189,688
Pakistan Government International Bond(1)	6.88	12/05/27	1,925,000	1,925,962
Pakistan Government International Bond(1)	7.38	04/08/31	1,625,000	1,606,833
Panama Government International Bond	2.25	09/29/32	2,000,000	1,650,000
Panama Government International Bond	3.16	01/23/30	1,225,000	1,149,662
Panama Government International Bond	3.30	01/19/33	750,000	658,875
Panama Government International Bond	3.88	03/17/28	1,200,000	1,182,600
Panama Government International Bond	6.40	02/14/35	1,950,000	2,059,200
Panama Government International Bond	6.70	01/26/36	1,869,000	2,014,782
Panama Government International Bond	7.50	03/01/31	825,000	918,225
Paraguay Government International Bond(1)	4.95	04/28/31	1,250,000	1,271,194
Perusahaan Penerbit SBSN Indonesia III(1)	1.50	06/09/26	450,000	443,784
Perusahaan Penerbit SBSN Indonesia III(1)	2.55	06/09/31	400,000	365,300
Perusahaan Penerbit SBSN Indonesia III(1)	2.80	06/23/30	300,000	281,569
Perusahaan Penerbit SBSN Indonesia III(1)	4.15	03/29/27	750,000	752,107
Perusahaan Penerbit SBSN Indonesia III(1)	4.40	06/06/27	750,000	753,750
Perusahaan Penerbit SBSN Indonesia III(1)	4.40	03/01/28	725,000	731,072
Perusahaan Penerbit SBSN Indonesia III(1)	4.45	02/20/29	600,000	606,262

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.4% (Continued)
Perusahaan Penerbit SBSN Indonesia III(1)	4.55	07/23/30	$350,000	$354,200
Perusahaan Penerbit SBSN Indonesia III(1)	4.70	06/06/32	500,000	506,250
Perusahaan Penerbit SBSN Indonesia III(1)	5.00	05/25/30	600,000	619,013
Perusahaan Penerbit SBSN Indonesia III(1)	5.20	07/02/34	400,000	412,000
Perusahaan Penerbit SBSN Indonesia III(1)	5.20	07/23/35	350,000	361,200
Perusahaan Penerbit SBSN Indonesia III(1)	5.40	11/15/28	400,000	416,300
Perusahaan Penerbit SBSN Indonesia III(1)	5.60	11/15/33	600,000	638,250
Peruvian Government International Bond	1.86	12/01/32	1,055,000	877,760
Peruvian Government International Bond	2.78	01/23/31	2,467,000	2,288,759
Peruvian Government International Bond	3.00	01/15/34	2,365,000	2,064,645
Peruvian Government International Bond	5.38	02/08/35	1,025,000	1,054,212
Peruvian Government International Bond	8.75	11/21/33	2,065,000	2,617,387
Philippine Government International Bond	1.65	06/10/31	950,000	830,879
Philippine Government International Bond	2.46	05/05/30	825,000	769,638
Philippine Government International Bond	3.00	02/01/28	1,250,000	1,226,094
Philippine Government International Bond	3.75	01/14/29	1,050,000	1,042,013
Philippine Government International Bond	4.75	03/05/35	750,000	757,585
Philippine Government International Bond	5.00	07/17/33	830,000	854,900
Philippine Government International Bond	5.25	05/14/34	800,000	839,690
Philippine Government International Bond	5.50	02/04/35	1,000,000	1,067,090
Philippine Government International Bond	6.38	01/15/32	750,000	834,244
Philippine Government International Bond	6.38	10/23/34	1,425,000	1,611,707
Philippine Government International Bond	7.75	01/14/31	1,350,000	1,576,025
Philippine Government International Bond	9.50	02/02/30	1,300,000	1,569,499
RAK Capital(1)	5.00	03/12/35	475,000	492,578
Republic of Azerbaijan International Bond(1)	3.50	09/01/32	1,350,000	1,265,092
Republic of Kenya Government International Bond(1)	6.30	01/23/34	1,300,000	1,154,400
Republic of Kenya Government International Bond(1)	8.00	05/22/32	1,500,000	1,500,150
Republic of Kenya Government International Bond(1)	9.50	03/05/36	1,700,000	1,747,090
Republic of Kenya Government International Bond(1)	9.75	02/16/31	1,825,000	1,962,441
Republic of Poland Government International Bond	4.63	03/18/29	1,390,000	1,419,676
Republic of Poland Government International Bond	4.88	02/12/30	2,500,000	2,577,575
Republic of Poland Government International Bond	4.88	10/04/33	2,510,000	2,552,544
Republic of Poland Government International Bond	5.13	09/18/34	2,975,000	3,058,002
Republic of Poland Government International Bond	5.38	02/12/35	2,600,000	2,722,200
Republic of Poland Government International Bond	5.50	11/16/27	1,515,000	1,565,965
Republic of Poland Government International Bond	5.75	11/16/32	1,680,000	1,805,059
Republic of South Africa Government International Bond	4.30	10/12/28	2,290,000	2,277,050
Republic of South Africa Government International Bond	4.85	09/27/27	1,050,000	1,063,125
Republic of South Africa Government International Bond	4.85	09/30/29	2,300,000	2,306,325
Republic of South Africa Government International Bond	5.88	06/22/30	1,450,000	1,502,657
Republic of South Africa Government International Bond	5.88	04/20/32	1,625,000	1,678,422
Romanian Government International Bond(1)	3.00	02/27/27	1,420,000	1,394,085
Romanian Government International Bond(1)	3.00	02/14/31	1,380,000	1,240,965
Romanian Government International Bond(1)	3.63	03/27/32	1,280,000	1,155,200
Romanian Government International Bond(1)	5.25	11/25/27	1,180,000	1,197,110
Romanian Government International Bond(1)	5.75	09/16/30	2,100,000	2,153,550
Romanian Government International Bond(1)	5.75	03/24/35	2,070,000	2,029,118

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.4% (Continued)
Romanian Government International Bond(1)	5.88	01/30/29	$1,850,000	$1,907,295
Romanian Government International Bond(1)	6.00	05/25/34	1,250,000	1,257,813
Romanian Government International Bond(1)	6.38	01/30/34	2,010,000	2,062,622
Romanian Government International Bond(1)	6.63	02/17/28	1,930,000	2,010,684
Romanian Government International Bond(1)	7.13	01/17/33	1,560,000	1,685,783
ROP Sukuk Trust(1)	5.05	06/06/29	850,000	875,241
Saudi Government International Bond(1)	2.25	02/02/33	850,000	734,315
Saudi Government International Bond(1)	2.50	02/03/27	500,000	491,375
Saudi Government International Bond(1)	2.75	02/03/32	425,000	389,141
Saudi Government International Bond(1)	3.25	10/26/26	1,650,000	1,639,770
Saudi Government International Bond(1)	3.25	10/22/30	550,000	525,250
Saudi Government International Bond(1)	3.63	03/04/28	1,675,000	1,659,188
Saudi Government International Bond(1)	4.38	04/16/29	1,050,000	1,058,531
Saudi Government International Bond(1)	4.50	04/17/30	1,100,000	1,114,993
Saudi Government International Bond(1)	4.75	01/18/28	1,075,000	1,090,727
Saudi Government International Bond(1)	4.75	01/16/30	1,100,000	1,123,925
Saudi Government International Bond(1)	4.88	07/18/33	1,075,000	1,097,951
Saudi Government International Bond(1)	5.00	01/16/34	1,325,000	1,360,961
Saudi Government International Bond(1)	5.13	01/13/28	1,700,000	1,736,550
Saudi Government International Bond(1)	5.38	01/13/31	1,000,000	1,051,440
Saudi Government International Bond(1)	5.50	10/25/32	900,000	958,437
Saudi Government International Bond(1)	5.63	01/13/35	1,200,000	1,287,525
Senegal Government International Bond(1)	6.25	05/23/33	1,425,000	1,018,875
Senegal Government International Bond(1)	7.75	06/10/31	1,100,000	871,255
Serbia International Bond(1)	2.13	12/01/30	1,500,000	1,317,375
Serbia International Bond(1)	6.00	06/12/34	1,800,000	1,894,500
Serbia International Bond(1)	6.50	09/26/33	1,150,000	1,254,938
Sharjah Sukuk Program Ltd.(1)	2.94	06/10/27	425,000	414,277
Sharjah Sukuk Program Ltd.(1)	3.23	10/23/29	400,000	381,232
Sharjah Sukuk Program Ltd.(1)	4.23	03/14/28	450,000	447,003
Sharjah Sukuk Program Ltd.(1)	5.43	04/17/35	400,000	413,057
Sri Lanka Government International Bond(3),(4)	3.10	01/15/30	1,424,333	1,345,283
Sri Lanka Government International Bond(3),(4)	3.35	03/15/33	2,518,843	2,201,784
Sri Lanka Government International Bond(3),(4)	3.60	06/15/35	1,675,570	1,300,661
Sri Lanka Government International Bond(1)	4.00	04/15/28	401,500	385,591
Sri Lanka Government International Bond(4)	4.00	04/15/28	660,909	634,721
Trinidad & Tobago Government International Bond(1)	4.50	08/04/26	1,200,000	1,193,190
Turkiye Government International Bond	4.88	10/09/26	950,000	955,937
Turkiye Government International Bond	5.13	02/17/28	840,000	844,099
Turkiye Government International Bond	5.25	03/13/30	925,000	915,056
Turkiye Government International Bond	5.88	06/26/31	625,000	620,481
Turkiye Government International Bond	5.95	01/15/31	1,000,000	1,001,380
Turkiye Government International Bond	6.00	03/25/27	1,550,000	1,583,712
Turkiye Government International Bond	6.13	10/24/28	1,200,000	1,232,028
Turkiye Government International Bond	6.50	09/20/33	700,000	702,669
Turkiye Government International Bond	6.50	01/03/35	1,300,000	1,287,000
Turkiye Government International Bond	6.95	09/16/35	1,050,000	1,065,750
Turkiye Government International Bond	7.13	02/12/32	1,050,000	1,093,312

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount		Value
GOVERNMENT OBLIGATIONS – 83.4% (Continued)
Turkiye Government International Bond	7.13	07/17/32		$950,000	$992,037
Turkiye Government International Bond	7.25	05/29/32		800,000	838,784
Turkiye Government International Bond	7.63	04/26/29		1,025,000	1,097,775
Turkiye Government International Bond	7.63	05/15/34		1,100,000	1,177,418
Turkiye Government International Bond	8.00	02/14/34		635,000	701,199
Turkiye Government International Bond	8.60	09/24/27		825,000	883,781
Turkiye Government International Bond	9.13	07/13/30		1,000,000	1,136,205
Turkiye Government International Bond	9.38	03/14/29		1,150,000	1,291,024
Turkiye Government International Bond	9.38	01/19/33		1,100,000	1,283,634
Turkiye Government International Bond	9.88	01/15/28		1,575,000	1,736,241
Turkiye Government International Bond	11.88	01/15/30		850,000	1,065,526
UAE International Government Bond(1)	2.00	10/19/31		425,000	384,323
UAE International Government Bond(1)	4.05	07/07/32		650,000	657,332
UAE International Government Bond(1)	4.86	07/02/34		650,000	690,027
UAE International Government Bond(1)	4.92	09/25/33		600,000	641,562
Ukraine Government International Bond(1),(3)	ZCP	02/01/34		2,220,663	936,009
Ukraine Government International Bond(1),(3)	ZCP	02/01/35		1,950,000	1,001,325
Ukraine Government International Bond(1),(3)	4.50	02/01/29		1,373,432	949,042
Ukraine Government International Bond(1),(3)	4.50	02/01/34		3,877,647	2,194,748
Ukraine Government International Bond(1),(3)	4.50	02/01/35		3,575,000	2,002,000
Uruguay Government International Bond	4.38	01/23/31		2,245,000	2,275,307
Uruguay Government International Bond	5.75	10/28/34		2,775,000	2,992,837
Uruguay Government International Bond	7.63	03/21/36		1,150,000	1,408,175
Venezuela Government International Bond(1),(2)	6.00	12/09/20		965,000	223,556
Venezuela Government International Bond(1),(2)	7.65	04/21/25		740,000	194,250
Venezuela Government International Bond(1),(2)	7.75	10/13/19		1,125,000	269,790
Venezuela Government International Bond(1),(2)	8.25	10/13/24		900,000	235,350
Venezuela Government International Bond(1),(2)	9.00	05/07/23		955,000	254,670
Venezuela Government International Bond(2)	9.25	09/15/27		2,940,000	926,100
Venezuela Government International Bond(1),(2)	9.25	05/07/28		1,735,000	503,089
Venezuela Government International Bond(2)	9.38	01/13/34		1,165,000	375,712
Venezuela Government International Bond(1),(2)	11.75	10/21/26		1,375,000	419,375
Venezuela Government International Bond(1),(2)	11.95	08/05/31		2,890,000	857,516
Venezuela Government International Bond(1),(2)	12.75	08/23/22		1,550,000	462,675
Zambia Government International Bond(1),(3)	5.75	06/30/33		959,487	923,507
					428,615,830
TOTAL GOVERNMENT AGENCIES AND OBLIGATIONS (Cost - $419,815,712)					447,854,140

SHORT-TERM INVESTMENTS – 0.5%
TIME DEPOSITS – 0.5%
Citibank, London	0.83	11/03/25	EUR	3,215	3,711
Citibank, New York	3.21	11/03/25		2,815,495	2,815,495
TOTAL SHORT-TERM INVESTMENTS (Cost - $2,819,206)					2,819,206

TOTAL INVESTMENTS – 98.9% (Cost - $477,477,755)					$508,709,245
OTHER ASSETS LESS LIABILITIES – 1.1%					5,447,018
NET ASSETS – 100.0%					$514,156,263

ZCP	Indicates a zero coupon rate.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

EUR	Euro.

(1)	Security was acquired and/or purchased pursuant to Regulation S under the Securities Act of 1933 and may not be resold subject to that Regulation except to qualified institutional buyers. The aggregate value of Regulation S holdings at October 31, 2025, amounts to $325,721,336 and represents 63.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.
(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of October 31, 2025.
(4)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2025, amounts to $5,482,449 and represents 1.1% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2025

COUNTRY DIVERSIFICATION

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF invested, as a percentage of net assets, in the following countries as of October 31, 2025:

Country	Percent of Net Assets
Angola	1.4%
Argentina	4.3%
Azerbaijan	0.2%
Bahrain	3.7%
Bolivia	0.2%
Brazil	3.5%
Chile	1.9%
China	2.3%
Colombia	2.5%
Costa Rica	0.7%
Dominican Republic	2.5%
Ecuador	2.0%
Egypt	2.6%
El Salvador	0.3%
Ethiopia	0.2%
Ghana	1.5%
Guatemala	0.3%
Hong Kong	0.4%
Hungary	3.0%
India	1.4%
Indonesia	3.3%
Ivory Coast	1.0%
Jamaica	0.3%
Jordan	0.8%
Kazakhstan	1.0%
Kenya	1.2%
Latvia	0.3%
Lebanon	0.6%
Luxembourg	0.8%
Country	Percent of Net Assets
Malaysia	1.6%
Mexico	4.0%
Morocco	0.8%
Nigeria	2.6%
Oman	3.5%
Pakistan	0.9%
Panama	2.0%
Paraguay	0.3%
Peru	1.9%
Philippines	2.7%
Poland	3.9%
Romania	3.5%
Saudi Arabia	7.1%
Senegal	0.4%
Serbia	0.9%
South Africa	2.2%
Sri Lanka	1.1%
Trinidad And Tobago	0.2%
Turkey	5.8%
Ukraine	1.4%
United Arab Emirates	4.3%
Uruguay	1.3%
Venezuela	1.6%
Zambia	0.2%
Other*	1.6%
100.0%

*	Includes cash and any non-equity securities and net other assets (liabilities).

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 106.2%
GOVERNMENT OBLIGATIONS – 99.5%
U.S. Treasury Bill	ZCP	10/01/26	$70,000,000	$67,691,618
U.S. Treasury Bill	ZCP	10/29/26	73,000,000	70,411,216
U.S. Treasury Bill	ZCP	09/03/26	160,821,200	155,978,439
U.S. Treasury Bill	ZCP	08/06/26	158,261,600	153,902,783
U.S. Treasury Bill	ZCP	01/15/26	12,608,200	12,512,031
U.S. Treasury Bill	ZCP	01/13/26	8,132,500	8,072,920
U.S. Treasury Bill	ZCP	01/08/26	10,549,600	10,476,538
U.S. Treasury Bill	ZCP	12/18/25	11,578,500	11,522,587
U.S. Treasury Bill	ZCP	12/11/25	25,421,000	25,317,091
U.S. Treasury Bill	ZCP	01/02/26	12,184,300	12,106,616
U.S. Treasury Bill	ZCP	04/16/26	124,862,700	122,756,349
U.S. Treasury Bill	ZCP	12/04/25	22,962,100	22,885,764
U.S. Treasury Bill	ZCP	06/11/26	152,971,200	149,598,557
U.S. Treasury Bill	ZCP	11/25/25	8,956,100	8,934,927
U.S. Treasury Bill	ZCP	12/16/25	10,430,000	10,382,110
U.S. Treasury Bill	ZCP	03/19/26	108,957,300	107,428,024
U.S. Treasury Bill	ZCP	11/13/25	24,246,000	24,220,103
U.S. Treasury Bill	ZCP	12/09/25	9,362,000	9,325,950
U.S. Treasury Bill	ZCP	11/12/25	12,993,100	12,980,683
U.S. Treasury Bill	ZCP	05/14/26	154,762,600	151,779,450
U.S. Treasury Bill	ZCP	07/09/26	156,043,600	152,208,368
U.S. Treasury Bill	ZCP	11/20/25	17,841,000	17,808,399
U.S. Treasury Bill	ZCP	02/19/26	81,683,200	80,770,193
U.S. Treasury Bill	ZCP	11/18/25	23,933,800	23,895,343
U.S. Treasury Bill	ZCP	01/22/26	71,937,100	71,337,229
U.S. Treasury Bill	ZCP	11/06/25	23,590,500	23,583,064
U.S. Treasury Bill	ZCP	12/26/25	75,710,000	75,275,017
U.S. Treasury Bill	ZCP	11/28/25	75,999,700	75,796,135
TOTAL GOVERNMENT OBLIGATIONS (Cost - $1,667,790,808)				1,668,957,504

TIME DEPOSITS – 6.7%
Citibank, New York	3.21	11/03/25	112,117,245	112,117,245
TOTAL TIME DEPOSITS (Cost - $112,117,245)				112,117,245

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,779,908,053)				1,781,074,749

TOTAL INVESTMENTS – 106.2% (Cost - $1,779,908,053)				$1,781,074,749
OTHER ASSETS LESS LIABILITIES – (6.2)%				(103,786,789)
NET ASSETS – 100.0%				$1,677,287,960

ZCP	Indicates a zero coupon rate.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Note	0.50	04/30/27	$7,000,000	$6,683,906
U.S. Treasury Note	0.63	07/31/26	14,955,000	14,613,839
U.S. Treasury Note	0.63	03/31/27	5,360,000	5,139,947
U.S. Treasury Note	0.75	05/31/26	15,148,300	14,890,010
U.S. Treasury Note	0.75	08/31/26	15,578,200	15,204,262
U.S. Treasury Note	0.88	06/30/26	14,265,800	13,998,038
U.S. Treasury Note	0.88	09/30/26	15,924,000	15,519,680
U.S. Treasury Note	1.13	10/31/26	14,775,500	14,402,938
U.S. Treasury Note	1.13	02/28/27	3,233,600	3,128,697
U.S. Treasury Note	1.25	11/30/26	14,062,400	13,701,502
U.S. Treasury Note	1.25	12/31/26	12,646,700	12,297,681
U.S. Treasury Note	1.38	08/31/26	6,531,400	6,406,895
U.S. Treasury Note	1.50	08/15/26	15,468,700	15,201,321
U.S. Treasury Note	1.50	01/31/27	19,245,400	18,737,953
U.S. Treasury Note	1.63	05/15/26	13,057,900	12,909,213
U.S. Treasury Note	1.63	09/30/26	4,176,700	4,098,550
U.S. Treasury Note	1.63	10/31/26	5,076,200	4,972,693
U.S. Treasury Note	1.63	11/30/26	4,759,200	4,655,650
U.S. Treasury Note	1.75	12/31/26	5,284,000	5,168,309
U.S. Treasury Note	1.88	06/30/26	6,757,000	6,673,593
U.S. Treasury Note	1.88	07/31/26	6,312,900	6,226,837
U.S. Treasury Note	1.88	02/28/27	12,633,000	12,342,589
U.S. Treasury Note	2.00	11/15/26	12,076,900	11,866,498
U.S. Treasury Note	2.13	05/31/26	5,683,900	5,630,724
U.S. Treasury Note	2.25	02/15/27	10,708,000	10,518,728
U.S. Treasury Note	2.38	05/15/27	12,000,000	11,776,641
U.S. Treasury Note	2.50	03/31/27	12,740,500	12,540,185
U.S. Treasury Note	2.75	04/30/27	10,000,000	9,872,852
U.S. Treasury Note	3.50	09/30/26	16,576,000	16,539,093
U.S. Treasury Note	3.63	05/15/26	9,700,200	9,691,864
U.S. Treasury Note	3.75	08/31/26	19,520,300	19,518,775
U.S. Treasury Note	3.75	04/30/27	14,000,000	14,023,516
U.S. Treasury Note	3.88	03/31/27	17,190,700	17,243,414
U.S. Treasury Note	4.00	01/15/27	12,640,300	12,687,454
U.S. Treasury Note	4.13	06/15/26	10,622,000	10,648,555
U.S. Treasury Note	4.13	10/31/26	16,834,700	16,897,830
U.S. Treasury Note	4.13	01/31/27	16,640,000	16,725,800
U.S. Treasury Note	4.13	02/15/27	12,258,400	12,326,635
U.S. Treasury Note	4.13	02/28/27	16,005,400	16,099,182
U.S. Treasury Note	4.25	11/30/26	16,283,700	16,374,342
U.S. Treasury Note	4.25	12/31/26	16,806,100	16,908,184
U.S. Treasury Note	4.25	03/15/27	12,845,600	12,946,960
U.S. Treasury Note	4.38	07/31/26	17,510,500	17,586,424
U.S. Treasury Note	4.38	08/15/26	12,022,000	12,077,884
U.S. Treasury Note	4.38	12/15/26	12,154,400	12,241,522
U.S. Treasury Note	4.50	07/15/26	11,166,900	11,222,734
U.S. Treasury Note	4.50	04/15/27	14,362,000	14,533,390

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9% (Continued)
U.S. Treasury Note	4.50	05/15/27	$13,000,000	$13,165,801
U.S. Treasury Note	4.63	06/30/26	19,145,100	19,247,556
U.S. Treasury Note	4.63	09/15/26	12,321,400	12,411,645
U.S. Treasury Note	4.63	10/15/26	12,463,300	12,566,999
U.S. Treasury Note	4.63	11/15/26	11,342,900	11,444,144
U.S. Treasury Note	4.88	05/31/26	19,055,100	19,170,101
TOTAL GOVERNMENT OBLIGATIONS (Cost - $652,422,748)				653,479,535

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
JP Morgan Chase, New York	3.21	11/03/25	1,985,061	1,985,061
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,985,061)				1,985,061

TOTAL INVESTMENTS – 99.2% (Cost - $654,407,809)				$655,464,596
OTHER ASSETS LESS LIABILITIES – 0.8%				5,498,778
NET ASSETS – 100.0%				$660,963,374

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Bond	5.25	11/15/28	$296,000	$309,863
U.S. Treasury Bond	6.63	02/15/27	126,000	130,912
U.S. Treasury Note	0.38	07/31/27	1,380,600	1,305,773
U.S. Treasury Note	0.38	09/30/27	1,588,400	1,494,926
U.S. Treasury Note	0.50	04/30/27	840,000	802,069
U.S. Treasury Note	0.50	05/31/27	1,368,800	1,304,183
U.S. Treasury Note	0.50	06/30/27	1,640,200	1,558,831
U.S. Treasury Note	0.50	08/31/27	1,612,000	1,524,316
U.S. Treasury Note	0.50	10/31/27	1,471,200	1,384,480
U.S. Treasury Note	0.63	03/31/27	1,030,800	988,481
U.S. Treasury Note	0.63	11/30/27	1,598,700	1,504,839
U.S. Treasury Note	0.63	12/31/27	1,803,700	1,693,505
U.S. Treasury Note	0.75	01/31/28	2,516,600	2,364,031
U.S. Treasury Note	1.00	07/31/28	2,117,500	1,975,148
U.S. Treasury Note	1.13	02/28/27	361,000	349,289
U.S. Treasury Note	1.13	02/29/28	2,075,200	1,962,037
U.S. Treasury Note	1.13	08/31/28	2,122,000	1,982,412
U.S. Treasury Note	1.25	11/30/26	1,941,700	1,891,868
U.S. Treasury Note	1.25	12/31/26	2,246,700	2,184,696
U.S. Treasury Note	1.25	03/31/28	2,169,200	2,052,944
U.S. Treasury Note	1.25	04/30/28	2,163,700	2,043,936
U.S. Treasury Note	1.25	05/31/28	2,221,200	2,094,088
U.S. Treasury Note	1.25	06/30/28	1,997,000	1,879,286
U.S. Treasury Note	1.25	09/30/28	2,098,000	1,963,105
U.S. Treasury Note	1.38	10/31/28	2,013,200	1,886,825
U.S. Treasury Note	1.50	01/31/27	3,131,300	3,048,736
U.S. Treasury Note	1.50	11/30/28	2,000,000	1,877,969
U.S. Treasury Note	1.63	11/30/26	771,700	754,910
U.S. Treasury Note	1.75	12/31/26	960,200	939,177
U.S. Treasury Note	1.88	02/28/27	1,622,200	1,584,908
U.S. Treasury Note	2.00	11/15/26	1,598,600	1,570,749
U.S. Treasury Note	2.25	02/15/27	1,927,700	1,893,626
U.S. Treasury Note	2.25	08/15/27	1,404,700	1,371,997
U.S. Treasury Note	2.25	11/15/27	1,551,200	1,510,663
U.S. Treasury Note	2.38	05/15/27	1,467,400	1,440,087
U.S. Treasury Note	2.50	03/31/27	2,344,000	2,307,146
U.S. Treasury Note	2.63	05/31/27	1,573,600	1,549,504
U.S. Treasury Note	2.75	04/30/27	2,010,800	1,985,233
U.S. Treasury Note	2.75	07/31/27	1,605,900	1,582,502
U.S. Treasury Note	2.75	02/15/28	2,317,300	2,274,756
U.S. Treasury Note	2.88	05/15/28	2,220,500	2,182,509
U.S. Treasury Note	2.88	08/15/28	2,246,100	2,203,459
U.S. Treasury Note	3.13	08/31/27	1,795,000	1,779,785
U.S. Treasury Note	3.13	11/15/28	1,956,100	1,929,433
U.S. Treasury Note	3.25	06/30/27	1,526,800	1,517,914
U.S. Treasury Note	3.38	09/15/27	1,451,800	1,445,845
U.S. Treasury Note	3.38	09/15/28	1,964,000	1,952,109
U.S. Treasury Note	3.50	10/31/27	550,000	548,980

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9% (Continued)
U.S. Treasury Note	3.50	01/31/28	$1,545,900	$1,542,820
U.S. Treasury Note	3.50	04/30/28	1,570,400	1,567,026
U.S. Treasury Note	3.50	10/15/28	2,000,000	1,994,609
U.S. Treasury Note	3.63	03/31/28	1,605,800	1,607,180
U.S. Treasury Note	3.63	05/31/28	1,237,700	1,238,715
U.S. Treasury Note	3.63	08/15/28	1,981,800	1,983,426
U.S. Treasury Note	3.75	04/30/27	543,200	544,112
U.S. Treasury Note	3.75	06/30/27	1,031,600	1,033,675
U.S. Treasury Note	3.75	08/15/27	2,367,300	2,372,710
U.S. Treasury Note	3.75	04/15/28	1,814,000	1,820,377
U.S. Treasury Note	3.75	05/15/28	1,997,000	2,004,567
U.S. Treasury Note	3.75	12/31/28	2,000,000	2,008,203
U.S. Treasury Note	3.88	05/31/27	543,200	545,152
U.S. Treasury Note	3.88	10/15/27	1,943,600	1,953,622
U.S. Treasury Note	3.88	11/30/27	1,800,300	1,810,427
U.S. Treasury Note	3.88	12/31/27	1,517,400	1,526,350
U.S. Treasury Note	3.88	03/15/28	1,208,000	1,216,022
U.S. Treasury Note	3.88	06/15/28	1,966,500	1,980,634
U.S. Treasury Note	3.88	07/15/28	1,885,200	1,898,529
U.S. Treasury Note	4.00	01/15/27	2,274,600	2,283,085
U.S. Treasury Note	4.00	12/15/27	1,711,200	1,725,638
U.S. Treasury Note	4.00	02/29/28	1,545,900	1,559,849
U.S. Treasury Note	4.00	06/30/28	1,453,900	1,468,950
U.S. Treasury Note	4.13	02/15/27	2,064,600	2,076,092
U.S. Treasury Note	4.13	02/28/27	760,000	764,453
U.S. Treasury Note	4.13	09/30/27	1,509,900	1,524,380
U.S. Treasury Note	4.13	10/31/27	1,663,400	1,680,229
U.S. Treasury Note	4.13	11/15/27	1,849,700	1,868,775
U.S. Treasury Note	4.13	07/31/28	1,755,200	1,779,265
U.S. Treasury Note	4.25	11/30/26	534,600	537,576
U.S. Treasury Note	4.25	03/15/27	2,148,600	2,165,554
U.S. Treasury Note	4.25	01/15/28	1,832,000	1,856,975
U.S. Treasury Note	4.25	02/15/28	1,902,600	1,929,653
U.S. Treasury Note	4.38	12/15/26	2,118,700	2,133,887
U.S. Treasury Note	4.38	07/15/27	2,246,000	2,273,768
U.S. Treasury Note	4.38	08/31/28	1,525,000	1,556,274
U.S. Treasury Note	4.38	11/30/28	1,881,200	1,922,719
U.S. Treasury Note	4.50	04/15/27	1,679,200	1,699,239
U.S. Treasury Note	4.50	05/15/27	2,272,500	2,301,483
U.S. Treasury Note	4.63	06/15/27	1,713,000	1,739,665
U.S. Treasury Note	4.63	09/30/28	1,733,700	1,782,664
U.S. Treasury Note	4.88	10/31/28	1,766,800	1,829,949
TOTAL GOVERNMENT OBLIGATIONS (Cost - $148,106,014)				148,992,118

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
JP Morgan Chase, New York	3.21	11/03/25	$495,928	$495,928
TOTAL SHORT-TERM INVESTMENTS (Cost - $495,928)				495,928

TOTAL INVESTMENTS – 99.2% (Cost - $148,601,942)				$149,488,046
OTHER ASSETS LESS LIABILITIES – 0.8%				1,227,497
NET ASSETS – 100.0%				$150,715,543

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8%
U.S. Treasury Bond	5.25	11/15/28	$389,000	$407,219
U.S. Treasury Note	0.63	11/30/27	2,314,800	2,178,896
U.S. Treasury Note	0.63	12/31/27	3,301,600	3,099,893
U.S. Treasury Note	0.75	01/31/28	2,832,800	2,661,062
U.S. Treasury Note	1.00	07/31/28	3,384,900	3,157,345
U.S. Treasury Note	1.13	02/29/28	3,695,600	3,494,074
U.S. Treasury Note	1.13	08/31/28	3,430,500	3,204,837
U.S. Treasury Note	1.25	03/31/28	3,026,100	2,863,920
U.S. Treasury Note	1.25	04/30/28	3,391,200	3,203,492
U.S. Treasury Note	1.25	05/31/28	2,945,900	2,777,316
U.S. Treasury Note	1.25	06/30/28	2,837,000	2,669,772
U.S. Treasury Note	1.25	09/30/28	2,880,600	2,695,386
U.S. Treasury Note	1.38	10/31/28	2,910,400	2,727,704
U.S. Treasury Note	1.38	12/31/28	3,416,400	3,191,265
U.S. Treasury Note	1.50	11/30/28	3,496,000	3,282,689
U.S. Treasury Note	1.63	08/15/29	2,578,400	2,399,221
U.S. Treasury Note	1.75	01/31/29	3,140,400	2,962,526
U.S. Treasury Note	1.75	11/15/29	1,936,200	1,801,574
U.S. Treasury Note	1.88	02/28/29	2,703,900	2,557,298
U.S. Treasury Note	2.38	03/31/29	2,467,700	2,369,570
U.S. Treasury Note	2.38	05/15/29	2,979,200	2,855,959
U.S. Treasury Note	2.63	02/15/29	3,610,400	3,500,396
U.S. Treasury Note	2.63	07/31/29	2,189,500	2,111,841
U.S. Treasury Note	2.75	02/15/28	3,418,000	3,355,248
U.S. Treasury Note	2.75	05/31/29	2,586,300	2,510,125
U.S. Treasury Note	2.88	05/15/28	3,264,100	3,208,253
U.S. Treasury Note	2.88	08/15/28	2,689,200	2,638,147
U.S. Treasury Note	2.88	04/30/29	2,469,800	2,409,213
U.S. Treasury Note	3.13	11/15/28	3,493,400	3,445,775
U.S. Treasury Note	3.13	08/31/29	2,069,500	2,030,778
U.S. Treasury Note	3.25	06/30/29	2,426,900	2,394,573
U.S. Treasury Note	3.50	01/31/28	2,161,600	2,157,294
U.S. Treasury Note	3.50	04/30/28	2,167,300	2,162,644
U.S. Treasury Note	3.50	09/30/29	4,084,900	4,061,922
U.S. Treasury Note	3.50	01/31/30	2,231,100	2,216,023
U.S. Treasury Note	3.63	03/31/28	2,049,500	2,051,261
U.S. Treasury Note	3.63	05/31/28	2,285,700	2,287,575
U.S. Treasury Note	3.63	08/15/28	902,900	903,641
U.S. Treasury Note	3.63	08/31/29	3,972,400	3,968,210
U.S. Treasury Note	3.75	04/15/28	1,031,400	1,035,026
U.S. Treasury Note	3.75	05/15/28	637,600	640,016
U.S. Treasury Note	3.75	12/31/28	3,306,900	3,320,464
U.S. Treasury Note	3.88	12/31/27	2,200,200	2,213,178
U.S. Treasury Note	3.88	03/15/28	904,700	910,708
U.S. Treasury Note	3.88	06/15/28	1,014,400	1,021,691
U.S. Treasury Note	3.88	07/15/28	674,800	679,571
U.S. Treasury Note	3.88	09/30/29	2,054,300	2,070,670
U.S. Treasury Note	3.88	11/30/29	1,957,400	1,973,075

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8% (Continued)
U.S. Treasury Note	3.88	12/31/29	$1,993,800	$2,009,454
U.S. Treasury Note	4.00	02/29/28	2,124,000	2,143,166
U.S. Treasury Note	4.00	06/30/28	2,107,600	2,129,417
U.S. Treasury Note	4.00	01/31/29	3,542,700	3,583,524
U.S. Treasury Note	4.00	07/31/29	4,115,100	4,165,414
U.S. Treasury Note	4.00	10/31/29	2,165,600	2,192,839
U.S. Treasury Note	4.00	02/28/30	6,200,000	6,279,922
U.S. Treasury Note	4.13	07/31/28	2,553,700	2,588,714
U.S. Treasury Note	4.13	03/31/29	3,972,800	4,035,961
U.S. Treasury Note	4.13	10/31/29	4,222,600	4,294,846
U.S. Treasury Note	4.13	11/30/29	4,210,200	4,282,563
U.S. Treasury Note	4.25	01/15/28	1,683,700	1,706,654
U.S. Treasury Note	4.25	02/15/28	787,000	798,190
U.S. Treasury Note	4.25	02/28/29	3,541,800	3,611,114
U.S. Treasury Note	4.25	06/30/29	3,935,000	4,016,774
U.S. Treasury Note	4.25	01/31/30	4,141,500	4,234,198
U.S. Treasury Note	4.38	08/31/28	2,469,700	2,520,348
U.S. Treasury Note	4.38	11/30/28	2,959,300	3,024,613
U.S. Treasury Note	4.38	12/31/29	4,043,300	4,152,595
U.S. Treasury Note	4.50	05/31/29	4,323,800	4,447,940
U.S. Treasury Note	4.63	09/30/28	2,945,000	3,028,173
U.S. Treasury Note	4.63	04/30/29	3,980,700	4,109,917
U.S. Treasury Note	4.88	10/31/28	2,441,200	2,528,454
TOTAL GOVERNMENT OBLIGATIONS (Cost - $192,017,880)				193,723,126

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
JP Morgan Chase, New York	3.21	11/03/25	497,331	497,331
TOTAL SHORT-TERM INVESTMENTS (Cost - $497,331)				497,331

TOTAL INVESTMENTS – 99.1% (Cost - $192,515,211)				$194,220,457
OTHER ASSETS LESS LIABILITIES – 0.9%				1,777,159
NET ASSETS – 100.0%				$195,997,616

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8%
U.S. Treasury Bond	5.38	02/15/31	$1,723,000	$1,857,004
U.S. Treasury Note	0.63	05/15/30	7,512,400	6,560,732
U.S. Treasury Note	0.63	08/15/30	11,733,000	10,161,420
U.S. Treasury Note	0.88	11/15/30	10,686,700	9,309,953
U.S. Treasury Note	1.13	02/15/31	13,205,300	11,592,293
U.S. Treasury Note	1.25	08/15/31	13,713,500	11,918,424
U.S. Treasury Note	1.38	11/15/31	12,411,600	10,793,244
U.S. Treasury Note	1.50	02/15/30	5,774,800	5,285,070
U.S. Treasury Note	1.63	05/15/31	12,708,200	11,364,407
U.S. Treasury Note	1.88	02/15/32	13,701,800	12,212,800
U.S. Treasury Note	2.88	05/15/32	11,016,400	10,395,006
U.S. Treasury Note	3.50	04/30/30	3,366,900	3,341,385
U.S. Treasury Note	3.63	03/31/30	3,453,000	3,445,177
U.S. Treasury Note	3.63	08/31/30	1,475,600	1,470,643
U.S. Treasury Note	3.63	09/30/30	1,000,000	996,445
U.S. Treasury Note	3.63	10/31/30	1,500,000	1,494,551
U.S. Treasury Note	3.63	09/30/31	5,064,600	5,018,504
U.S. Treasury Note	3.75	05/31/30	3,924,900	3,934,406
U.S. Treasury Note	3.75	06/30/30	3,871,900	3,880,672
U.S. Treasury Note	3.75	12/31/30	5,464,700	5,470,677
U.S. Treasury Note	3.75	08/31/31	5,257,200	5,245,289
U.S. Treasury Note	3.88	04/30/30	8,047,900	8,111,403
U.S. Treasury Note	3.88	06/30/30	6,832,300	6,884,877
U.S. Treasury Note	3.88	07/31/30	6,040,200	6,086,445
U.S. Treasury Note	3.88	08/31/32	2,500,000	2,499,805
U.S. Treasury Note	4.00	03/31/30	7,815,300	7,915,434
U.S. Treasury Note	4.00	05/31/30	6,886,200	6,977,119
U.S. Treasury Note	4.00	07/31/30	4,484,400	4,542,032
U.S. Treasury Note	4.00	01/31/31	4,357,500	4,411,969
U.S. Treasury Note	4.00	04/30/32	6,028,200	6,080,240
U.S. Treasury Note	4.00	06/30/32	4,780,400	4,818,120
U.S. Treasury Note	4.00	07/31/32	5,827,000	5,870,247
U.S. Treasury Note	4.13	08/31/30	3,944,400	4,016,046
U.S. Treasury Note	4.13	03/31/31	4,356,600	4,435,734
U.S. Treasury Note	4.13	07/31/31	5,908,300	6,012,157
U.S. Treasury Note	4.13	10/31/31	6,286,100	6,392,915
U.S. Treasury Note	4.13	11/30/31	5,615,400	5,708,624
U.S. Treasury Note	4.13	02/29/32	7,317,400	7,435,164
U.S. Treasury Note	4.13	03/31/32	6,590,900	6,694,913
U.S. Treasury Note	4.13	05/31/32	6,715,500	6,817,806
U.S. Treasury Note	4.13	11/15/32	10,000,000	10,146,093
U.S. Treasury Note	4.25	02/28/31	3,986,400	4,083,724
U.S. Treasury Note	4.25	06/30/31	5,641,900	5,777,879
U.S. Treasury Note	4.38	11/30/30	4,261,000	4,388,164
U.S. Treasury Note	4.38	01/31/32	5,831,800	6,006,298
U.S. Treasury Note	4.50	12/31/31	5,898,400	6,116,134
U.S. Treasury Note	4.63	09/30/30	3,756,500	3,909,401
U.S. Treasury Note	4.63	04/30/31	4,976,900	5,190,362

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8% (Continued)
U.S. Treasury Note	4.63	05/31/31	$4,441,300	$4,631,617
U.S. Treasury Note	4.88	10/31/30	3,927,600	4,133,799
TOTAL GOVERNMENT OBLIGATIONS (Cost - $299,681,223)				301,842,623

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
JP Morgan Chase, New York	3.21	11/03/25	773,126	773,126
TOTAL SHORT-TERM INVESTMENTS (Cost - $773,126)				773,126

TOTAL INVESTMENTS – 99.1% (Cost - $300,454,349)				$302,615,749
OTHER ASSETS LESS LIABILITIES – 0.9%				2,773,288
NET ASSETS – 100.0%				$305,389,037

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.4%
U.S. Treasury Bond	4.50	02/15/36	$1,306,400	$1,355,594
U.S. Treasury Bond	4.75	02/15/37	439,600	464,087
U.S. Treasury Bond	5.00	05/15/37	1,357,200	1,462,807
U.S. Treasury Note	1.13	02/15/31	2,895,100	2,541,468
U.S. Treasury Note	1.25	08/15/31	3,036,300	2,638,853
U.S. Treasury Note	1.38	11/15/31	3,104,700	2,699,876
U.S. Treasury Note	1.63	05/15/31	3,090,700	2,763,883
U.S. Treasury Note	1.88	02/15/32	2,748,000	2,449,370
U.S. Treasury Note	2.75	08/15/32	2,928,600	2,732,750
U.S. Treasury Note	2.88	05/15/32	3,009,900	2,840,123
U.S. Treasury Note	3.38	05/15/33	3,021,300	2,913,430
U.S. Treasury Note	3.50	02/15/33	2,793,600	2,721,796
U.S. Treasury Note	3.63	09/30/31	1,111,800	1,101,681
U.S. Treasury Note	3.75	08/31/31	907,600	905,544
U.S. Treasury Note	3.88	08/31/32	1,235,600	1,235,503
U.S. Treasury Note	3.88	09/30/32	654,000	653,745
U.S. Treasury Note	3.88	08/15/33	3,286,700	3,271,550
U.S. Treasury Note	3.88	08/15/34	18,101,700	17,896,642
U.S. Treasury Note	4.00	04/30/32	1,190,600	1,200,878
U.S. Treasury Note	4.00	06/30/32	1,357,200	1,367,909
U.S. Treasury Note	4.00	07/31/32	1,235,600	1,244,770
U.S. Treasury Note	4.00	02/15/34	6,926,200	6,932,152
U.S. Treasury Note	4.13	07/31/31	694,300	706,505
U.S. Treasury Note	4.13	10/31/31	1,176,800	1,196,796
U.S. Treasury Note	4.13	11/30/31	1,233,600	1,254,080
U.S. Treasury Note	4.13	02/29/32	1,079,200	1,096,568
U.S. Treasury Note	4.13	03/31/32	1,213,200	1,232,346
U.S. Treasury Note	4.13	05/31/32	1,322,100	1,342,241
U.S. Treasury Note	4.13	11/15/32	2,710,400	2,749,997
U.S. Treasury Note	4.25	06/30/31	16,400	16,795
U.S. Treasury Note	4.25	11/15/34	18,212,100	18,492,396
U.S. Treasury Note	4.25	05/15/35	18,093,300	18,340,669
U.S. Treasury Note	4.25	08/15/35	18,722,000	18,957,488
U.S. Treasury Note	4.38	01/31/32	1,700,800	1,751,691
U.S. Treasury Note	4.38	05/15/34	17,014,600	17,467,880
U.S. Treasury Note	4.50	12/31/31	1,114,800	1,155,952
U.S. Treasury Note	4.50	11/15/33	3,023,100	3,134,577
U.S. Treasury Note	4.63	02/15/35	18,124,400	18,910,263
TOTAL GOVERNMENT OBLIGATIONS (Cost - $169,134,313)				171,200,655

SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Sumitomo Mitsui Trust Bank, London	3.21	11/03/25	141,126	141,126
TOTAL SHORT-TERM INVESTMENTS (Cost - $141,126)				141,126

TOTAL INVESTMENTS – 98.5% (Cost - $169,275,439)				$171,341,781
OTHER ASSETS LESS LIABILITIES – 1.5%				2,686,454
NET ASSETS – 100.0%				$174,028,235

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.4%
U.S. Treasury Bond	1.13	05/15/40	$13,874,700	$8,932,922
U.S. Treasury Bond	1.13	08/15/40	17,475,900	11,128,599
U.S. Treasury Bond	1.38	11/15/40	18,970,500	12,501,263
U.S. Treasury Bond	1.75	08/15/41	24,656,000	16,895,139
U.S. Treasury Bond	1.88	02/15/41	25,576,900	18,137,619
U.S. Treasury Bond	2.00	11/15/41	20,461,200	14,509,868
U.S. Treasury Bond	2.25	05/15/41	26,723,800	19,965,602
U.S. Treasury Bond	2.38	02/15/42	17,539,300	13,117,478
U.S. Treasury Bond	2.75	08/15/42	6,263,300	4,916,201
U.S. Treasury Bond	2.75	11/15/42	7,279,200	5,687,444
U.S. Treasury Bond	2.88	05/15/43	11,239,500	8,883,595
U.S. Treasury Bond	3.00	05/15/42	11,011,500	9,007,063
U.S. Treasury Bond	3.00	11/15/44	1,822,000	1,440,519
U.S. Treasury Bond	3.13	11/15/41	4,911,000	4,124,473
U.S. Treasury Bond	3.13	02/15/42	11,350,500	9,488,309
U.S. Treasury Bond	3.13	02/15/43	6,780,000	5,581,317
U.S. Treasury Bond	3.13	08/15/44	9,965,000	8,063,086
U.S. Treasury Bond	3.25	05/15/42	25,775,600	21,854,890
U.S. Treasury Bond	3.38	08/15/42	14,925,900	12,829,277
U.S. Treasury Bond	3.38	05/15/44	8,262,000	6,963,962
U.S. Treasury Bond	3.50	02/15/39	2,665,400	2,454,667
U.S. Treasury Bond	3.63	08/15/43	13,720,300	12,069,576
U.S. Treasury Bond	3.63	02/15/44	10,568,500	9,254,869
U.S. Treasury Bond	3.75	08/15/41	4,368,100	3,993,740
U.S. Treasury Bond	3.75	11/15/43	8,805,300	7,869,737
U.S. Treasury Bond	3.88	08/15/40	4,501,400	4,224,283
U.S. Treasury Bond	3.88	02/15/43	15,908,000	14,564,520
U.S. Treasury Bond	3.88	05/15/43	15,057,200	13,759,693
U.S. Treasury Bond	4.00	11/15/42	14,547,800	13,561,277
U.S. Treasury Bond	4.13	08/15/44	12,214,000	11,434,403
U.S. Treasury Bond	4.25	05/15/39	4,013,400	3,975,147
U.S. Treasury Bond	4.25	11/15/40	4,395,400	4,297,190
U.S. Treasury Bond	4.38	02/15/38	1,207,300	1,225,787
U.S. Treasury Bond	4.38	11/15/39	4,464,400	4,455,332
U.S. Treasury Bond	4.38	05/15/40	4,629,300	4,606,877
U.S. Treasury Bond	4.38	05/15/41	4,312,900	4,262,358
U.S. Treasury Bond	4.38	08/15/43	15,479,500	15,062,279
U.S. Treasury Bond	4.50	02/15/36	1,994,100	2,069,190
U.S. Treasury Bond	4.50	05/15/38	2,205,500	2,265,634
U.S. Treasury Bond	4.50	08/15/39	4,434,700	4,493,945
U.S. Treasury Bond	4.50	02/15/44	8,801,900	8,678,123
U.S. Treasury Bond	4.63	02/15/40	4,345,000	4,446,836
U.S. Treasury Bond	4.63	05/15/44	5,070,400	5,074,361
U.S. Treasury Bond	4.63	11/15/44	5,986,100	5,979,553
U.S. Treasury Bond	4.75	02/15/37	1,242,600	1,311,817
U.S. Treasury Bond	4.75	02/15/41	4,630,600	4,778,200
U.S. Treasury Bond	4.75	11/15/43	17,189,300	17,518,314
U.S. Treasury Bond	4.75	02/15/45	9,535,400	9,670,981

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.4% (Continued)
U.S. Treasury Bond	4.88	08/15/45	$1,800,000	$1,854,141
U.S. Treasury Bond	5.00	05/15/37	1,479,200	1,594,300
U.S. Treasury Bond	5.00	05/15/45	9,242,600	9,673,681
U.S. Treasury Note	2.75	08/15/32	23,884,000	22,286,757
U.S. Treasury Note	3.38	05/15/33	24,181,800	23,318,434
U.S. Treasury Note	3.50	02/15/33	24,511,200	23,881,186
U.S. Treasury Note	3.75	10/31/32	11,000,000	10,908,047
U.S. Treasury Note	3.88	09/30/32	10,996,000	10,991,705
U.S. Treasury Note	3.88	08/15/33	26,735,800	26,612,565
U.S. Treasury Note	3.88	08/15/34	32,228,200	31,863,115
U.S. Treasury Note	4.00	02/15/34	29,467,300	29,492,624
U.S. Treasury Note	4.25	11/15/34	29,660,200	30,116,689
U.S. Treasury Note	4.25	05/15/35	29,644,500	30,049,796
U.S. Treasury Note	4.25	08/15/35	29,570,100	29,942,037
U.S. Treasury Note	4.38	05/15/34	26,760,200	27,473,109
U.S. Treasury Note	4.50	11/15/33	28,115,900	29,152,674
U.S. Treasury Note	4.63	02/15/35	29,781,800	31,073,120
TOTAL GOVERNMENT OBLIGATIONS (Cost - $772,172,497)				781,671,295

SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
JP Morgan Chase, New York	3.21	11/03/25	513,472	513,472
TOTAL SHORT-TERM INVESTMENTS (Cost - $513,472)				513,472

TOTAL INVESTMENTS – 98.5% (Cost - $772,685,969)				$782,184,767
OTHER ASSETS LESS LIABILITIES – 1.5%				12,145,045
NET ASSETS – 100.0%				$794,329,812

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.6%
U.S. Treasury Bond	1.25	05/15/50	$3,749,500	$1,864,205
U.S. Treasury Bond	1.38	08/15/50	4,249,200	2,166,760
U.S. Treasury Bond	1.63	11/15/50	4,178,600	2,273,093
U.S. Treasury Bond	1.88	02/15/51	4,627,400	2,675,939
U.S. Treasury Bond	1.88	11/15/51	4,348,400	2,489,799
U.S. Treasury Bond	2.00	02/15/50	3,194,800	1,933,353
U.S. Treasury Bond	2.00	08/15/51	4,656,400	2,761,463
U.S. Treasury Bond	2.25	08/15/49	3,105,200	2,006,250
U.S. Treasury Bond	2.25	02/15/52	3,955,000	2,482,072
U.S. Treasury Bond	2.38	11/15/49	4,107,300	2,717,877
U.S. Treasury Bond	2.38	05/15/51	4,692,300	3,053,661
U.S. Treasury Bond	2.88	05/15/52	6,042,700	4,359,242
U.S. Treasury Bond	3.00	08/15/52	4,593,000	3,395,949
U.S. Treasury Bond	3.63	02/15/53	5,750,200	4,801,417
U.S. Treasury Bond	3.63	05/15/53	5,784,600	4,825,622
U.S. Treasury Bond	4.13	08/15/53	600,000	549,469
U.S. Treasury Bond	4.25	02/15/54	5,997,400	5,591,170
U.S. Treasury Bond	4.25	08/15/54	4,130,300	3,852,150
U.S. Treasury Bond	4.63	02/15/55	1,000,000	992,813
U.S. Treasury Bond	4.75	08/15/55	1,622,500	1,644,683
U.S. Treasury Strip	ZCP	11/15/45	524,800	203,533
U.S. Treasury Strip	ZCP	02/15/46	1,041,000	398,057
U.S. Treasury Strip	ZCP	08/15/46	1,396,600	520,738
U.S. Treasury Strip	ZCP	02/15/47	965,500	351,469
U.S. Treasury Strip	ZCP	05/15/47	1,034,000	371,436
U.S. Treasury Strip	ZCP	08/15/47	1,810,900	641,319
U.S. Treasury Strip	ZCP	11/15/47	1,639,200	573,292
U.S. Treasury Strip	ZCP	02/15/48	2,306,600	795,787
U.S. Treasury Strip	ZCP	05/15/48	800,000	272,667
U.S. Treasury Strip	ZCP	08/15/48	3,014,800	1,014,507
U.S. Treasury Strip	ZCP	11/15/48	2,068,000	687,028
U.S. Treasury Strip	ZCP	02/15/49	2,824,100	927,518
U.S. Treasury Strip	ZCP	05/15/49	4,041,600	1,311,165
U.S. Treasury Strip	ZCP	08/15/49	750,000	241,022
U.S. Treasury Strip	ZCP	11/15/49	1,062,700	336,970
U.S. Treasury Strip	ZCP	02/15/50	1,945,300	609,581
U.S. Treasury Strip	ZCP	05/15/50	2,132,600	669,750
U.S. Treasury Strip	ZCP	08/15/50	2,584,500	794,528
U.S. Treasury Strip	ZCP	11/15/50	3,562,700	1,080,716
U.S. Treasury Strip	ZCP	02/15/51	3,441,500	1,029,999
U.S. Treasury Strip	ZCP	05/15/51	3,112,800	920,134
U.S. Treasury Strip	ZCP	08/15/51	3,944,500	1,154,228
U.S. Treasury Strip	ZCP	11/15/51	3,866,300	1,119,561
U.S. Treasury Strip	ZCP	02/15/52	3,803,900	1,089,072
U.S. Treasury Strip	ZCP	08/15/52	5,897,900	1,652,686
U.S. Treasury Strip	ZCP	11/15/52	1,252,000	349,040
U.S. Treasury Strip	ZCP	02/15/53	3,259,000	896,993
U.S. Treasury Strip	ZCP	05/15/53	8,529,100	2,319,468

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.6% (Continued)
U.S. Treasury Strip	ZCP	11/15/53	$2,571,000	$690,715
U.S. Treasury Strip	ZCP	02/15/54	3,349,100	886,875
U.S. Treasury Strip	ZCP	05/15/54	2,915,900	765,563
U.S. Treasury Strip	ZCP	08/15/54	3,568,700	926,821
U.S. Treasury Strip	ZCP	11/15/54	2,369,400	609,660
U.S. Treasury Strip	ZCP	02/15/55	2,275,000	579,141
U.S. Treasury Strip	ZCP	05/15/55	2,549,700	642,678
U.S. Treasury Strip	ZCP	08/15/55	1,100,000	274,283
TOTAL GOVERNMENT OBLIGATIONS (Cost - $84,209,111)				84,144,987

SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
Sumitomo, Tokyo	3.21	11/03/25	150,586	150,586
TOTAL SHORT-TERM INVESTMENTS (Cost - $150,586)				150,586

TOTAL INVESTMENTS – 98.8% (Cost - $84,359,697)				$84,295,573
OTHER ASSETS LESS LIABILITIES – 1.2%				1,062,451
NET ASSETS – 100.0%				$85,358,024

ZCP	Indicates a zero coupon rate.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 7.0%
AUTOMOBILE – 0.3%
Avis Budget Rental Car Funding AESOP LLC 2024-2A Class A(1)	5.13	10/20/28	$250,000	$254,260
NextGear Floorplan Master Owner Trust 2023-1A Class A2(1)	5.74	03/15/28	100,000	100,563
Wheels Fleet Lease Funding 1 LLC 2023-1A Class A(1)	5.80	04/18/38	201,125	202,378
				557,201
OTHER ABS – 6.7%
AIMCO CLO 22 Ltd. 2024-22A Class A (CME Term SOFR 3 Month + 1.50%)(1)	5.38	04/19/37	400,000	401,230
Apidos CLO XL Ltd. 2022-40A Class AR (CME Term SOFR 3 Month + 1.35%)(1)	5.25	07/15/37	440,000	441,400
Apidos CLO XLVII Ltd. 2024-47A Class A1 (CME Term SOFR 3 Month + 1.50%)(1)	5.36	04/26/37	500,000	500,878
Bain Capital Credit CLO 2022-6 Ltd. 2022-6A Class A1R (CME Term SOFR 3 Month + 1.37%)(1)	5.23	01/22/38	631,000	634,449
CCG Receivables Trust 2023-2 Class A2(1)	6.28	04/14/32	39,280	39,733
CIFC Funding 2018-IV Ltd. 2018-4A Class AR (CME Term SOFR 3 Month + 1.22%)(1)	5.10	01/17/38	500,000	500,492
CIFC Funding 2021-IV Ltd. 2021-4A Class AR (CME Term SOFR 3 Month + 1.36%)(1)	5.22	07/23/37	959,000	960,322
DB Master Finance LLC 2017-1A Class A2II(1)	4.03	11/20/47	138,750	137,494
DB Master Finance LLC 2021-1A Class A2I(1)	2.05	11/20/51	288,750	281,387
DB Master Finance LLC 2021-1A Class A2II(1)	2.49	11/20/51	481,250	453,687
Domino’s Pizza Master Issuer LLC 2021-1A Class A2I(1)	2.66	04/25/51	413,313	393,057
Elmwood CLO 22 Ltd. 2023-1A Class AR (CME Term SOFR 3 Month + 1.20%)(1)	5.08	04/17/38	880,000	879,977
Elmwood CLO 30 Ltd. 2024-6A Class A (CME Term SOFR 3 Month + 1.43%)(1)	5.31	07/17/37	450,000	450,812
Elmwood CLO 31 Ltd. 2024-7A Class A1 (CME Term SOFR 3 Month + 1.35%)(1)	5.23	07/17/37	325,000	325,290
Elmwood CLO I Ltd. 2019-1A Class A1RR (CME Term SOFR 3 Month + 1.52%)(1)	5.40	04/20/37	1,130,000	1,131,954
Golub Capital Partners CLO 53B Ltd. 2021-53A Class AR (CME Term SOFR 3 Month + 0.98%)(1)	4.86	07/20/34	1,000,000	998,713
Jersey Mike’s Funding LLC 2019-1A Class A2(1)	4.43	02/15/50	176,315	175,870
OCP CLO 2025-44 Ltd. 2025-44A Class A (CME Term SOFR 3 Month + 1.30%)(1)	5.56	10/24/38	286,000	286,471
Palmer Square CLO 2021-4 Ltd. 2021-4A Class A1R (CME Term SOFR 3 Month + 1.32%)(1)	5.22	07/15/38	1,000,000	1,001,551
Palmer Square CLO 2022-4 Ltd. 2022-4A Class A1R (CME Term SOFR 3 Month + 1.35%)(1)	5.23	10/20/37	500,000	500,468
Palmer Square Loan Funding 2024-1 Ltd. 2024-1A Class A1 (CME Term SOFR 3 Month + 1.05%)(1)	4.95	10/15/32	239,437	239,540
Planet Fitness Master Issuer LLC 2022-1A Class A2I(1)	3.25	12/05/51	251,865	247,625
SERVPRO Master Issuer LLC 2019-1A Class A2(1)	3.88	10/25/49	352,500	351,527
Subway Funding LLC 2024-1A Class A2I(1)	6.03	07/30/54	1,113,750	1,128,245
Taco Bell Funding LLC 2018-1A Class A2II(1)	4.94	11/25/48	952,500	952,105
Tricon Residential Trust 2023-SFR1 Class A(1)	5.10	07/17/40	99,586	99,899
Tricon Residential Trust 2023-SFR2 Class A(1)	5.00	12/17/40	393,362	394,865
Uniti Fiber Abs Issuer LLC 2025-1A Class A2(1)	5.88	04/20/55	504,000	516,678
Wendy’s Funding LLC 2019-1A Class A2I(1)	3.78	06/15/49	441,185	438,400

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
OTHER ABS – 6.7% (Continued)
Wendy’s Funding LLC 2021-1A Class A2I(1)	2.37	06/15/51	$267,896	$249,945
Wind River 2021-3 CLO Ltd. 2021-3A Class A1R (CME Term SOFR 3 Month + 1.24%)(1)	5.12	04/20/38	542,000	541,435
				15,655,499
TOTAL ASSET-BACKED SECURITIES (Cost - $16,089,395)				16,212,700

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.0%
COMMERCIAL – 5.2%
BLP Commercial Mortgage Trust 2024-IND2 Class A (CME Term SOFR 1 Month + 1.34%)(1)	5.37	03/15/41	396,610	397,143
BLP Commercial Mortgage Trust 2025-IND Class A (CME Term SOFR 1 Month + 1.20%)(1)	5.23	03/15/42	703,000	701,471
BSTN Commercial Mortgage Trust 2025-1C Class A(1)	5.37	06/15/44	960,000	991,296
BX Commercial Mortgage Trust 2021-VOLT Class A (CME Term SOFR 1 Month + 0.81%)(1)	4.85	09/15/36	605,518	605,261
BX Commercial Mortgage Trust 2023-XL3 Class A (CME Term SOFR 1 Month + 1.76%)(1)	5.79	12/09/40	716,009	717,567
BX Commercial Mortgage Trust 2024-XL4 Class A (CME Term SOFR 1 Month + 1.44%)(1)	5.47	02/15/39	723,867	725,528
BX Commercial Mortgage Trust 2024-XL5 Class A (CME Term SOFR 1 Month + 1.39%)(1)	5.42	03/15/41	556,563	557,502
BX Trust 2022-CLS Class A(1)	5.76	10/13/27	221,000	222,709
BX Trust 2024-BIO Class A (CME Term SOFR 1 Month + 1.64%)(1)	5.67	02/15/41	811,000	810,518
BX Trust 2024-CNYN Class A (CME Term SOFR 1 Month + 1.44%)(1)	5.47	04/15/41	638,797	639,720
BX Trust 2024-VLT4 Class A (CME Term SOFR 1 Month + 1.49%)(1)	5.52	06/15/41	710,000	710,872
BX Trust 2025-VLT6 Class A (CME Term SOFR 1 Month + 1.44%)(1)	5.48	03/15/42	934,000	935,035
Citigroup Commercial Mortgage Trust 2016-C1 Class A4	3.21	05/10/49	387,000	384,392
Citigroup Commercial Mortgage Trust 2016-GC37 Class A3	3.05	04/10/49	23,585	23,556
COMM Mortgage Trust 2016-DC2 Class A5	3.77	02/10/49	244,036	243,424
Fashion Show Mall LLC 2024-SHOW Class A(1)	5.10	10/10/41	600,000	609,102
GS Mortgage Securities Corp. Trust 2023-SHIP Class A(1)	4.32	09/10/38	165,000	164,550
GS Mortgage Securities Trust 2016-GS2 Class A4	3.05	05/10/49	85,000	84,540
JP Morgan BB Commercial Mortgage Securities Trust 2015-C33 Class A4	3.77	12/15/48	218,564	218,102
JP Morgan Chase Commercial Mortgage Securities Trust 2024-OMNI Class A(1)	5.80	10/05/39	735,000	748,311
KIND Commercial Mortgage Trust 2024-1 Class A (CME Term SOFR 1 Month + 1.89%)(1)	5.92	08/15/41	1,052,000	1,054,972
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22 Class A4	3.31	04/15/48	33,826	33,335
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32 Class A4	3.72	12/15/49	393,000	389,857
UBS Commercial Mortgage Trust 2019-C16 Class ASB	3.46	04/15/52	245,300	241,740
				12,210,503

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
WHOLE LOAN COLLATERAL – 0.8%
JP Morgan Mortgage Trust 2024-9 Class A6A(1)	5.00	02/25/55	$190,728	$189,829
JP Morgan Mortgage Trust 2025-5MPR Class A1B(1),(2)	5.59	11/25/55	1,088,481	1,090,418
Sequoia Mortgage Trust 2024-7 Class A11(1)	6.00	08/25/54	91,756	92,131
Sequoia Mortgage Trust 2025-1 Class A5(1)	5.50	01/25/55	364,603	364,835
				1,737,213
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $13,885,161)				13,947,716

CORPORATE BONDS – 10.0%
AIRLINES – 0.3%
Air Canada 2015-2 Class AA Pass Through Trust(1)	3.75	12/15/27	566,008	555,662
Delta Air Lines 2020-1 Class AA Pass Through Trust	2.00	06/10/28	260,082	249,689
				805,351
APPAREL – 0.0%
William Carter Co.(1)	5.63	03/15/27	91,000	91,127

AUTO MANUFACTURERS – 0.5%
Ford Motor Credit Co. LLC	2.70	08/10/26	600,000	591,584
General Motors Financial Co., Inc.	5.05	04/04/28	533,000	542,176
				1,133,760
AUTO PARTS & EQUIPMENT – 0.1%
Dana, Inc.	5.63	06/15/28	262,000	261,923

BANKS – 2.5%
Bank of America Corp.(3)	4.38	-	350,000	344,751
Barclays PLC	5.83	05/09/27	200,000	201,586
Citigroup, Inc.(3)	4.00	-	350,000	349,789
Depository Trust & Clearing Corp.(1),(3)	3.38	-	750,000	738,744
HSBC Holdings PLC	5.89	08/14/27	200,000	202,528
JP Morgan Chase & Co.	1.58	04/22/27	183,000	180,773
Morgan Stanley	0.99	12/10/26	164,000	163,480
Northern Trust Corp.(3)	4.60	-	669,000	667,114
PNC Financial Services Group, Inc.(3)	6.00	-	660,000	666,168
Truist Financial Corp.(3)	4.95	-	599,000	599,357
US Bancorp(3)	3.70	-	845,000	821,707
Wells Fargo & Co.(3)	3.90	-	839,000	834,004
				5,770,001
CHEMICALS – 0.1%
Methanex Corp.	5.13	10/15/27	175,000	175,532

COMMERCIAL SERVICES – 0.5%
Ashtead Capital, Inc.(1)	4.00	05/01/28	200,000	198,566
Brink’s Co.(1)	4.63	10/15/27	214,000	213,231
Element Fleet Management Corp.(1)	5.64	03/13/27	314,000	319,853
Triton Container International Ltd.(1)	2.05	04/15/26	344,000	339,356
				1,071,006

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 0.4%
Booz Allen Hamilton, Inc.(1)	3.88	09/01/28	$720,000	$706,373
Genpact Luxembourg Sarl/Genpact USA, Inc.	1.75	04/10/26	233,000	230,305
Western Digital Corp.	4.75	02/15/26	62,000	61,998
				998,676
DIVERSIFIED FINANCIAL SERVICES – 0.9%
American Express Co.(3)	3.55	-	855,000	840,074
Aviation Capital Group LLC(1)	1.95	01/30/26	291,000	289,166
GGAM Finance Ltd.(1)	7.75	05/15/26	268,000	269,405
Navient Corp.	5.00	03/15/27	171,000	170,110
Navient Corp.	6.75	06/15/26	95,000	96,091
OneMain Finance Corp.	3.50	01/15/27	316,000	311,097
United Wholesale Mortgage LLC(1)	5.50	11/15/25	91,000	91,060
				2,067,003
ELECTRIC – 0.1%
XPLR Infrastructure Operating Partners LP(1)	3.88	10/15/26	262,000	258,298

HOME BUILDERS – 0.1%
Tri Pointe Homes, Inc.	5.25	06/01/27	240,000	241,095

INSURANCE – 0.6%
Athene Global Funding(1)	1.73	10/02/26	359,000	351,156
F&G Global Funding(1)	1.75	06/30/26	578,000	568,045
SBL Holdings, Inc.(1)	5.90	09/26/28	450,000	447,884
				1,367,085
INVESTMENT COMPANIES – 2.0%
Antares Holdings LP(1)	3.75	07/15/27	250,000	243,217
Antares Holdings LP(1)	3.95	07/15/26	500,000	497,066
Ares Strategic Income Fund(1)	4.85	01/15/29	650,000	640,546
Barings BDC, Inc.	3.30	11/23/26	99,000	97,411
Blue Owl Capital Corp.	2.88	06/11/28	440,000	415,607
Blue Owl Technology Finance Corp.(1)	3.75	06/17/26	508,000	503,939
Golub Capital BDC, Inc.	7.05	12/05/28	651,000	683,179
HPS Corporate Lending Fund	6.75	01/30/29	627,000	652,192
Oaktree Specialty Lending Corp.	2.70	01/15/27	197,000	191,133
Sixth Street Lending Partners	5.75	01/15/30	150,000	152,037
Sixth Street Lending Partners	6.50	03/11/29	485,000	503,224
				4,579,551
LEISURE TIME – 0.1%
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	291,000	291,876

MEDIA – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	207,000	205,936
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	91,000	90,948
				296,884

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 0.1%
Civitas Resources, Inc.(1)	5.00	10/15/26	$245,000	$243,939

PHARMACEUTICALS – 0.4%
CVS Pass-Through Trust(1)	5.77	01/10/33	206,857	211,710
CVS Pass-Through Trust(1)	5.93	01/10/34	318,011	327,398
CVS Pass-Through Trust	6.04	12/10/28	222,870	226,598
CVS Pass-Through Trust	6.94	01/10/30	211,870	218,798
				984,504
PIPELINES – 0.1%
Buckeye Partners LP	3.95	12/01/26	142,000	140,858

PRIVATE EQUITY – 0.3%
Hercules Capital, Inc.	2.63	09/16/26	533,000	523,454
Hercules Capital, Inc.	6.00	06/16/30	150,000	151,891
				675,345
REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.6%
Boston Properties LP	2.75	10/01/26	420,000	414,415
EPR Properties	4.75	12/15/26	445,000	446,765
SBA Communications Corp.	3.88	02/15/27	298,000	294,852
Starwood Property Trust, Inc.(1)	4.38	01/15/27	212,000	210,245
				1,366,277
RETAIL – 0.2%
Academy Ltd.(1)	6.00	11/15/27	291,000	292,687
Bath & Body Works, Inc.	6.69	01/15/27	161,000	164,480
				457,167
TOTAL CORPORATE BONDS (Cost - $22,912,029)				23,277,258

MUNICIPAL BONDS – 75.4%
ALABAMA – 4.0%
Black Belt Energy Gas District, Revenue Bonds	4.00	10/01/52	1,125,000	1,132,871
Black Belt Energy Gas District, Series A-1, Revenue Bonds	4.00	10/01/49	750,000	756,626
Black Belt Energy Gas District, Series B, Revenue Bonds	4.00	04/01/53	1,000,000	1,015,963
Black Belt Energy Gas District, Series C, Revenue Bonds	5.00	05/01/55	1,000,000	1,086,765
Black Belt Energy Gas District, Series C, Revenue Bonds	5.25	02/01/53	1,000,000	1,066,433
Industrial Development Board of the City of Mobile Alabama, Revenue Bonds	3.30	07/15/34	1,000,000	1,000,509
Southeast Energy Authority A Cooperative District, Series A, Revenue Bonds	5.25	01/01/54	655,000	695,812
Southeast Energy Authority A Cooperative District, Series A-1, Revenue Bonds	5.50	01/01/53	850,000	921,528
Southeast Energy Authority A Cooperative District, Series B, Revenue Bonds	4.00	06/01/29	700,000	711,253
Southeast Energy Authority A Cooperative District, Series B, Revenue Bonds	5.00	01/01/54	830,000	885,332
				9,273,092
ARIZONA – 2.0%
Arizona Board of Regents, Series B, Revenue Bonds	5.00	07/01/33	880,000	911,507
Industrial Development Authority of the City of Phoenix Arizona, Revenue Bonds	3.10	02/01/59	3,600,000	3,606,467
				4,517,974
ARKANSAS – 0.2%
Springdale Public Facilities Board, Revenue Bonds	5.00	03/01/32	350,000	355,996

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
COLORADO – 2.0%
Colorado Health Facilities Authority, Revenue Bonds	5.00	11/15/60	$660,000	$722,111
Colorado Health Facilities Authority, Series A, Revenue Bonds	5.00	08/01/27	1,010,000	1,042,520
Colorado Health Facilities Authority, Series A, Revenue Bonds	5.00	09/01/29	2,000,000	2,145,008
Park Creek Metropolitan District, Revenue Bonds	5.00	12/01/31	710,000	711,143
				4,620,782
CONNECTICUT – 0.6%
State of Connecticut Special Tax Revenue, Series A, Revenue Bonds	5.00	09/01/30	1,315,000	1,340,179

DISTRICT OF COLUMBIA – 0.4%
District of Columbia Housing Finance Agency, Revenue Bonds	5.00	03/01/28	975,000	1,016,163

FLORIDA – 3.8%
City of Orlando Tourist Development Tax Revenue, Revenue Bonds	5.00	11/01/33	1,400,000	1,453,758
County of Okeechobee, Revenue Bonds	3.80	07/01/39	550,000	552,820
Hillsborough County School Board, Certificate Participation	5.00	07/01/27	365,000	377,843
JEA Electric System Revenue, Series B, Revenue Bonds	5.00	10/01/30	900,000	936,518
Lee County School Board, Series A, Certificate Participation	5.00	08/01/32	1,575,000	1,597,886
State of Florida Department of Transportation Turnpike System Revenue, Series A, Revenue Bonds	5.00	07/01/32	1,000,000	1,063,895
State of Florida Department of Transportation Turnpike System Revenue, Series C, Revenue Bonds	5.00	07/01/28	1,860,000	1,883,176
Volusia County School Board, Series A, Certificate Participation	5.00	08/01/29	1,000,000	1,005,173
				8,871,069
GEORGIA – 2.9%
Clarke County Hospital Authority, Revenue Bonds	5.00	07/01/30	1,245,000	1,260,977
Decatur Housing Authority, Revenue Bonds	3.25	09/01/28	1,000,000	1,003,864
Development Authority of Burke County, Revenue Bonds	3.70	10/01/32	685,000	694,443
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	07/01/52	290,000	294,165
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	09/01/52	2,300,000	2,365,188
Main Street Natural Gas, Inc., Series A, Revenue Bonds	5.00	06/01/53	500,000	530,288
Main Street Natural Gas, Inc., Series C, Revenue Bonds	4.00	03/01/50	1,000,000	1,008,700
				7,157,625
ILLINOIS – 8.9%
Chicago O’Hare International Airport, Series C, Revenue Bonds	5.00	01/01/31	2,400,000	2,408,022
City of Chicago Wastewater Transmission Revenue, Series A, Revenue Bonds	ZCP	01/01/26	1,000,000	994,459
City of Chicago Wastewater Transmission Revenue, Series A, Revenue Bonds	5.00	01/01/33	1,100,000	1,124,346
City of Chicago Waterworks Revenue, Revenue Bonds	5.00	11/01/28	725,000	752,970
City of Chicago Waterworks Revenue, Revenue Bonds	5.00	11/01/33	625,000	646,911
City of Chicago Waterworks Revenue, Series A-1, Revenue Bonds	5.00	11/01/30	325,000	331,530
City of Mount Vernon, General Obligation	4.00	12/15/27	905,000	922,270
Cook County School District No. 171 Sunnybrook, General Obligation	5.00	12/01/27	465,000	484,428
Cook County School District No. 25 Arlington Heights, General Obligation	5.00	12/15/26	330,000	338,344
County of Cook Sales Tax Revenue, Series B, Revenue Bonds	5.00	11/15/25	925,000	925,637
County of Cook, Series A, General Obligation	5.00	11/15/30	800,000	814,095
Illinois Finance Authority, Revenue Bonds	4.00	12/01/31	610,000	612,348
Illinois Finance Authority, Revenue Bonds	5.00	04/01/26	300,000	301,985
Illinois Finance Authority, Revenue Bonds	5.00	04/01/27	305,000	312,010
Illinois Finance Authority, Series A, Revenue Bonds	5.00	05/15/32	460,000	482,906

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
ILLINOIS – 8.9% (Continued)
Illinois Housing Development Authority, Revenue Bonds	5.00	10/01/27	$700,000	$710,695
Lee County Community Unit School District No. 272, General Obligation	4.00	01/01/33	765,000	779,951
Macon County School District No. 61 Decatur, Series C, General Obligation	4.00	01/01/29	710,000	719,197
Madison County Community Unit School District No. 7 Edwardsville, Series C, Revenue Bonds	5.00	12/01/26	290,000	296,014
Madison-Macoupin Etc. Counties Community College District No. 536, General Obligation	4.00	05/01/29	1,000,000	1,014,075
Metropolitan Water Reclamation District of Greater Chicago, Series A, General Obligation	5.00	12/01/29	180,000	183,964
Northern Illinois Municipal Power Agency, Series A, Revenue Bonds	5.00	12/01/30	430,000	437,754
Peoria & Fulton Counties Community Unit School District No. 327, Series A, General Obligation	5.00	12/01/27	435,000	450,324
Peoria Public Building Commission, Series A, Revenue Bonds	4.00	12/01/26	350,000	353,020
Sales Tax Securitization Corp., Revenue Bonds	5.00	01/01/34	1,450,000	1,557,935
Sales Tax Securitization Corp., Series C, Revenue Bonds	5.50	01/01/33	1,000,000	1,075,438
State of Illinois, Series D, General Obligation	5.00	11/01/26	1,200,000	1,224,347
Village of Mundelein, General Obligation	4.00	12/15/33	460,000	471,527
				20,726,502
INDIANA – 3.4%
Carmel Local Public Improvement Bond Bank, Revenue Bonds	5.00	06/01/28	345,000	349,560
County of St Joseph, Series A, Revenue Bonds	5.00	04/01/26	1,180,000	1,188,292
Indiana Finance Authority, Revenue Bonds	5.00	10/01/64	2,950,000	3,180,283
Indiana Finance Authority, Series A, Revenue Bonds	5.00	07/01/28	520,000	538,514
Indiana Finance Authority, Series B, Revenue Bonds	5.00	10/01/60	1,725,000	1,871,863
South Bend Redevelopment Authority, Revenue Bonds	5.00	08/01/28	610,000	639,406
				7,767,918
IOWA – 0.8%
Ankeny Community School District Infrastructure Sales Services & Use Tax, Series A, Revenue Bonds	5.00	06/01/29	840,000	885,833
Iowa Finance Authority, Series E, Revenue Bonds	5.00	08/15/26	350,000	351,634
PEFA, Inc., Revenue Bonds	5.00	09/01/49	550,000	557,651
				1,795,118
KENTUCKY – 0.6%
Kentucky Public Energy Authority, Series C, Revenue Bonds	4.00	02/01/50	310,000	315,311
Louisville/Jefferson County Metropolitan Government, Revenue Bonds	5.00	10/01/29	1,105,000	1,123,937
				1,439,248
LOUISIANA – 0.5%
Louisiana Housing Corp., Series B, Revenue Bonds	3.75	02/01/28	540,000	544,547
Parish of St John the Baptist, Revenue Bonds	3.30	06/01/37	730,000	739,180
				1,283,727
MAINE – 0.7%
Maine State Housing Authority, Series D, Revenue Bonds	3.15	11/15/31	1,565,000	1,560,564

MARYLAND – 0.9%
County of Baltimore, General Obligation	5.00	03/01/32	1,575,000	1,660,672
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds	5.25	06/01/28	500,000	516,931
				2,177,603

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
MICHIGAN – 2.8%
Great Lakes Water Authority Sewage Disposal System Revenue, Series C, Revenue Bonds	4.00	07/01/34	$1,100,000	$1,106,480
Kalamazoo Hospital Finance Authority, Revenue Bonds	4.00	05/15/31	360,000	361,318
Lansing School District, Series I, General Obligation	5.00	05/01/31	1,500,000	1,512,509
Michigan Finance Authority, Revenue Bonds	5.00	11/15/25	1,205,000	1,205,851
Michigan Finance Authority, Revenue Bonds	5.00	11/15/26	260,000	265,968
Michigan State Building Authority, Series I, Revenue Bonds	5.00	10/15/32	1,000,000	1,021,645
Michigan State Housing Development Authority, Series D, Revenue Bonds	3.05	06/01/26	965,000	961,848
				6,435,619
MINNESOTA – 1.2%
City of Minneapolis, Series A, Revenue Bonds	5.00	11/15/52	670,000	703,766
Minneapolis Special School District No. 1, Series A, General Obligation	5.00	02/01/31	1,370,000	1,411,297
Minnesota Municipal Gas Agency, Series A, Revenue Bonds	4.00	12/01/52	700,000	711,415
				2,826,478
MISSISSIPPI – 0.2%
Mississippi Development Bank, Revenue Bonds	5.00	04/01/26	505,000	508,922

MISSOURI – 1.7%
Jackson County Consolidated School District No. 4, General Obligation	4.00	03/01/31	1,955,000	1,981,047
Kansas City School District, Certificate Participation	5.00	04/01/30	835,000	840,964
St Charles County Public Water Supply District No. 2, Certificate Participation	5.00	12/01/32	805,000	805,894
				3,627,905
NEBRASKA – 0.5%
Central Plains Energy Project, Series A, Revenue Bonds	5.00	09/01/29	1,000,000	1,049,941

NEVADA – 0.4%
Las Vegas Valley Water District, Series A, General Obligation	5.00	06/01/32	235,000	237,944
Nevada Housing Division, Revenue Bonds	5.00	07/01/28	605,000	623,997
				861,941
NEW JERSEY – 2.1%
New Jersey Housing & Mortgage Finance Agency, Series B, Revenue Bonds	3.05	11/01/29	1,200,000	1,206,917
New Jersey Housing & Mortgage Finance Agency, Series B, Revenue Bonds	3.50	05/01/29	635,000	643,151
New Jersey Housing & Mortgage Finance Agency, Series K, Revenue Bonds	3.60	10/01/27	710,000	716,235
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	06/15/27	970,000	982,459
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	06/15/30	1,175,000	1,189,992
New Jersey Transportation Trust Fund Authority, Series AA, Revenue Bonds	5.00	06/15/26	300,000	303,927
				5,042,681
NEW YORK – 6.0%
City of New York, Series E, General Obligation	5.00	08/01/28	935,000	948,933
Metropolitan Transportation Authority, Series C, Revenue Bonds	5.00	11/15/30	330,000	337,254
Metropolitan Transportation Authority, Series D, Revenue Bonds	5.00	11/15/31	1,130,000	1,154,532
Metropolitan Transportation Authority, Series D, Revenue Bonds	5.00	11/15/32	510,000	536,599
New York City Housing Development Corp., Revenue Bonds	3.63	11/01/63	1,000,000	1,008,510
New York City Housing Development Corp., Revenue Bonds	4.30	11/01/63	800,000	815,881
New York City Housing Development Corp., Series B, Revenue Bonds	3.70	05/01/64	500,000	506,005
New York City Transitional Finance Authority Building Aid Revenue, Series S, Revenue Bonds	5.00	07/15/34	3,500,000	3,621,444

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
NEW YORK – 6.0% (Continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	4.00	05/01/31	$1,100,000	$1,105,262
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	5.00	11/01/31	1,670,000	1,723,406
New York State Dormitory Authority, Revenue Bonds	5.00	07/01/32	745,000	756,922
New York State Dormitory Authority, Series A, Revenue Bonds	5.00	03/15/32	355,000	361,736
New York State Housing Finance Agency, Series D, Revenue Bonds	3.38	05/01/65	1,000,000	997,039
				13,873,523
NORTH CAROLINA – 1.0%
North Carolina Housing Finance Agency, Revenue Bonds	3.20	07/01/56	1,275,000	1,274,469
North Carolina Housing Finance Agency, Series A, Revenue Bonds	3.15	01/01/31	1,000,000	1,000,105
				2,274,574
OHIO – 0.4%
Lancaster Port Authority, Series A, Revenue Bonds	5.00	02/01/55	820,000	878,353

OKLAHOMA – 2.2%
Coweta Public Works Authority, Series A, Revenue Bonds	4.00	08/01/27	505,000	507,606
Dewey County Educational Facilities Authority, Revenue Bonds	5.00	09/01/30	680,000	690,141
Oklahoma Capitol Improvement Authority, Revenue Bonds	5.00	07/01/30	750,000	758,064
Oklahoma Housing Finance Agency, Revenue Bonds	3.00	10/01/47	1,500,000	1,497,513
University of Oklahoma, Series A, Revenue Bonds	5.00	07/01/29	1,850,000	1,874,270
				5,327,594
PENNSYLVANIA – 2.5%
City of Scranton, General Obligation	5.00	09/01/29	515,000	528,623
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, Revenue Bonds	5.00	12/01/32	320,000	327,883
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series B, Revenue Bonds	5.00	12/01/28	500,000	512,210
Pennsylvania Turnpike Commission, Revenue Bonds	5.00	12/01/31	225,000	235,446
Pennsylvania Turnpike Commission, Series B, Revenue Bonds	5.00	06/01/29	1,175,000	1,190,903
Pennsylvania Turnpike Commission, Series B, Revenue Bonds	5.00	06/01/33	935,000	968,552
Philadelphia Gas Works Co., Revenue Bonds	5.00	10/01/30	325,000	330,540
Scranton-Lackawanna Health & Welfare Authority, Revenue Bonds	5.00	11/01/29	900,000	907,942
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Series B, Revenue Bonds	4.00	02/01/26	1,100,000	1,102,904
				6,105,003
RHODE ISLAND – 1.5%
Rhode Island Commerce Corp., Revenue Bonds	5.00	07/01/31	445,000	449,115
Rhode Island Commerce Corp., Series B, Revenue Bonds	5.00	06/15/31	3,030,000	3,064,140
				3,513,255
SOUTH CAROLINA – 1.2%
Dillon County School Facilities Corp., Certificate Participation	5.00	12/01/30	300,000	324,586
South Carolina Jobs-Economic Development Authority, Revenue Bonds	5.00	05/01/33	900,000	942,952
South Carolina Jobs-Economic Development Authority, Revenue Bonds	5.00	11/01/55	1,565,000	1,711,704
				2,979,242

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
TENNESSEE – 1.4%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds	3.80	12/01/29	$1,000,000	$1,008,446
Tennergy Corp., Series A, Revenue Bonds	5.00	10/01/54	1,100,000	1,174,080
Tennessee Energy Acquisition Corp., Series A-1, Revenue Bonds	5.00	05/01/53	1,000,000	1,036,482
				3,219,008
TEXAS – 10.8%
Brushy Creek Regional Utility Authority, Inc., Revenue Bonds	4.00	08/01/31	650,000	654,134
City of Dallas Hotel Occupancy Tax Revenue, Revenue Bonds	4.00	08/15/28	550,000	552,884
City of Dallas Housing Finance Corp., Revenue Bonds	5.00	08/01/27	600,000	607,641
City of El Paso, General Obligation	4.00	08/15/31	370,000	372,726
City of Houston Airport System Revenue, Series D, Revenue Bonds	5.00	07/01/31	2,000,000	2,114,914
City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds	5.00	02/01/32	1,475,000	1,482,448
City of San Marcos, General Obligation	5.00	08/15/35	1,050,000	1,084,453
Dallas Independent School District, Series A, General Obligation	5.00	02/15/55	1,300,000	1,389,280
Denton Independent School District, Series B, General Obligation	4.00	08/15/55	2,255,000	2,387,203
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds	5.00	07/01/49	425,000	434,132
Harris County Municipal Utility District No. 165, General Obligation	4.00	03/01/32	3,000,000	3,052,453
Hays Consolidated Independent School District, General Obligation	4.00	02/15/34	1,300,000	1,339,266
Legacy Denton Public Facility Corp., Revenue Bonds	3.15	11/01/43	1,300,000	1,298,947
Lower Colorado River Authority, Revenue Bonds	5.00	05/15/33	930,000	978,323
New Braunfels Independent School District, General Obligation	4.00	02/01/34	1,000,000	1,019,048
North East Independent School District, General Obligation	3.75	08/01/49	1,065,000	1,077,615
Northside Independent School District, General Obligation	3.55	06/01/50	985,000	994,273
Northside Independent School District, General Obligation	4.00	08/01/32	500,000	503,071
State of Texas, General Obligation	5.00	10/01/29	650,000	650,237
Texas Department of Housing & Community Affairs, Series B, Revenue Bonds	3.88	01/01/30	450,000	459,162
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds	5.00	01/01/28	1,350,000	1,397,167
Willis Independent School District, General Obligation	4.00	02/15/31	1,220,000	1,223,745
				25,073,122
UTAH – 0.2%
Utah Associated Municipal Power Systems, Series A, Revenue Bonds	5.00	09/01/32	500,000	518,522

VIRGINIA – 0.2%
Louisa Industrial Development Authority, Revenue Bonds	3.80	11/01/35	550,000	556,410

WASHINGTON – 4.1%
Auburn School District No. 408 of King & Pierce Counties, General Obligation	4.00	12/01/30	1,440,000	1,448,157
City of Tacoma Solid Waste Utility Revenue, Series A, Revenue Bonds	5.00	12/01/31	1,050,000	1,061,340
King County School District No. 411 Issaquah, General Obligation	4.00	12/01/31	2,830,000	2,848,820
Pend Oreille County Public Utility District No. 1 Box Canyon, Revenue Bonds	5.00	01/01/33	970,000	1,007,747
Port of Tacoma, Series A, General Obligation	5.00	12/01/27	605,000	618,583
Snohomish County School District No. 103 Monroe, General Obligation	4.00	12/01/33	1,000,000	1,010,696
State of Washington, Series D, General Obligation	5.00	02/01/33	675,000	693,805
Washington Higher Education Facilities Authority, Revenue Bonds	4.00	05/01/33	400,000	403,439
Washington Higher Education Facilities Authority, Revenue Bonds	5.00	05/01/31	500,000	514,710
				9,607,297
WEST VIRGINIA – 0.5%
West Virginia Housing Development Fund, Series A, Revenue Bonds	3.25	11/01/27	1,100,000	1,105,398

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
WISCONSIN – 2.8%
Public Finance Authority, Revenue Bonds	5.00	06/01/26	$330,000	$333,715
State of Wisconsin, General Obligation	5.00	05/01/28	1,950,000	2,067,727
Wisconsin Health & Educational Facilities Authority, Revenue Bonds	5.00	10/01/29	600,000	611,260
Wisconsin Housing & Economic Development Authority Housing Revenue, Series B, Revenue Bonds	3.10	11/01/56	1,600,000	1,596,686
Wisconsin Housing & Economic Development Authority, Revenue Bonds	5.00	08/01/58	1,100,000	1,113,277
Wisconsin Housing & Economic Development Authority, Series I, Revenue Bonds	5.00	11/01/58	600,000	613,914
				6,336,579
TOTAL MUNICIPAL BONDS (Cost - $174,688,641)				175,624,927

SHORT-TERM INVESTMENTS – 0.9%
TIME DEPOSITS – 0.9%
Sumitomo, Tokyo	3.21	11/03/25	2,167,953	2,167,953
TOTAL SHORT-TERM INVESTMENTS (Cost - $2,167,953)				2,167,953

TOTAL INVESTMENTS – 99.3% (Cost - $229,743,179)				$231,230,554
OTHER ASSETS LESS LIABILITIES – 0.7%				1,671,337
NET ASSETS – 100.0%				$232,901,891

SOFR	Secured Overnight Financing Rate.
ZCP	Indicates a zero coupon rate.

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2025, amounts to $37,738,903 and represents 16.2% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of October 31, 2025.
(3)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 1.1%
OTHER ABS – 1.1%
DB Master Finance LLC 2021-1A Class A2II(1)	2.49	11/20/51	$48,125	$45,369
MMAF Equipment Finance LLC 2023-A Class A2(1)	5.79	11/13/26	6,899	6,910
Subway Funding LLC 2024-1A Class A2II(1)	6.27	07/30/54	59,400	60,810
Wendy’s Funding LLC 2018-1A Class A2II(1)	3.88	03/15/48	64,558	63,706
TOTAL ASSET-BACKED SECURITIES (Cost - $174,276)				176,795

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.3%
COMMERCIAL – 3.4%
BANK 2017-BNK6 Class A5	3.52	07/15/60	99,000	97,673
BANK 2017-BNK9 Class A3	3.28	11/15/54	21,266	20,838
BANK5 2023-5YR1 Class A3	6.26	04/15/56	65,000	67,469
BANK5 2023-5YR2 Class A3	6.66	07/15/56	70,000	73,720
Benchmark Mortgage Trust 2024-V5 Class A3	5.81	01/10/57	35,000	36,432
COMM Mortgage Trust 2016-DC2 Class A5	3.77	02/10/49	45,553	45,439
GS Mortgage Securities Corp. Trust 2023-SHIP Class A(1)	4.32	09/10/38	100,000	99,727
Wells Fargo Commercial Mortgage Trust 2016-NXS6 Class A4	2.92	11/15/49	50,000	49,361
Wells Fargo Commercial Mortgage Trust 2017-C38 Class A5	3.45	07/15/50	50,000	49,224
				539,883
WHOLE LOAN COLLATERAL – 0.9%
JP Morgan Mortgage Trust 2021-4 Class A4(1)	2.50	08/25/51	20,415	18,564
JP Morgan Mortgage Trust 2021-7 Class A6(1)	2.50	11/25/51	26,068	24,483
Radian Mortgage Capital Trust 2025-J1 Class A16(1)	5.50	07/25/55	88,108	89,016
				132,063
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $665,815)				671,946

CORPORATE BONDS – 5.6%
AUTO MANUFACTURERS – 0.2%
General Motors Financial Co., Inc.	5.05	04/04/28	32,000	32,551

BANKS – 1.6%
Bank of America Corp.(2)	4.38	-	20,000	19,700
Bank of New York Mellon Corp.(2)	3.75	-	25,000	24,530
Citigroup, Inc.(2)	4.00	-	20,000	19,988
JP Morgan Chase & Co.	1.58	04/22/27	41,000	40,501
Northern Trust Corp.(2)	4.60	-	32,000	31,910
PNC Financial Services Group, Inc.(2)	6.00	-	32,000	32,299
Truist Financial Corp.(2)	5.10	-	25,000	25,106
US Bancorp(2)	3.70	-	42,000	40,842
Wells Fargo & Co.(2)	3.90	-	24,000	23,857
				258,733
BUILDING MATERIALS – 0.2%
Standard Industries, Inc./NY(1)	4.38	07/15/30	26,000	25,096

COMMERCIAL SERVICES – 0.4%
Element Fleet Management Corp.(1)	5.64	03/13/27	31,000	31,578
Triton Container International Ltd.(1)	2.05	04/15/26	33,000	32,554
				64,132

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 0.8%
American Express Co.(2)	3.55	-	$33,000	$32,424
GGAM Finance Ltd.(1)	8.00	02/15/27	23,000	23,530
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	24,000	24,443
Navient Corp.	4.88	03/15/28	24,000	23,489
SLM Corp.	6.50	01/31/30	23,000	23,864
				127,750
HEALTHCARE-SERVICES – 0.2%
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	25,000	24,865

INSURANCE – 0.4%
Athene Global Funding(1)	1.73	10/02/26	33,000	32,279
F&G Global Funding(1)	1.75	06/30/26	33,000	32,432
				64,711
INTERNET – 0.1%
Wayfair LLC(1)	7.25	10/31/29	14,000	14,512

INVESTMENT COMPANIES – 0.8%
Blue Owl Technology Finance Corp.(1)	3.75	06/17/26	32,000	31,744
Golub Capital BDC, Inc.	2.05	02/15/27	34,000	32,813
HPS Corporate Lending Fund	6.75	01/30/29	31,000	32,245
Sixth Street Lending Partners	6.50	03/11/29	31,000	32,165
				128,967
PRIVATE EQUITY – 0.2%
Hercules Capital, Inc.	2.63	09/16/26	33,000	32,409

REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.6%
Boston Properties LP	2.75	10/01/26	33,000	32,561
EPR Properties	4.75	12/15/26	32,000	32,127
VICI Properties LP/VICI Note Co., Inc.(1)	4.13	08/15/30	34,000	32,893
				97,581
RETAIL – 0.1%
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	8,000	8,008
TOTAL CORPORATE BONDS (Cost - $867,093)				879,315

MUNICIPAL BONDS – 86.5%
ALABAMA – 5.6%
Black Belt Energy Gas District, Revenue Bonds	4.00	06/01/51	145,000	149,885
Black Belt Energy Gas District, Series D, Revenue Bonds	5.50	06/01/49	225,000	238,873
Energy Southeast A Cooperative District, Series B, Revenue Bonds	5.25	07/01/54	120,000	131,850
Southeast Energy Authority A Cooperative District, Series A, Revenue Bonds	5.00	01/01/56	200,000	214,271
Southeast Energy Authority A Cooperative District, Series C, Revenue Bonds	5.00	05/01/55	125,000	134,612
				869,491
ARIZONA – 5.1%
City of Mesa Utility System Revenue, Revenue Bonds	4.50	07/01/49	295,000	296,081
Glendale Industrial Development Authority, Revenue Bonds	5.00	05/15/40	320,000	352,125
Salt River Project Agricultural Improvement & Power District, Series A, Revenue Bonds	5.00	01/01/49	150,000	159,306
				807,512

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
ARKANSAS – 1.6%
City of Rogers Sales & Use Tax Revenue, Revenue Bonds	4.00	11/01/32	$250,000	$252,338

CALIFORNIA – 1.6%
California Community Choice Financing Authority, Revenue Bonds	5.00	02/01/54	100,000	108,011
California Community Choice Financing Authority, Series F, Revenue Bonds	5.00	02/01/55	125,000	136,726
				244,737
DISTRICT OF COLUMBIA – 2.3%
District of Columbia, Revenue Bonds	5.00	04/01/30	165,000	169,513
District of Columbia, Series A, General Obligation	5.00	08/01/49	175,000	184,347
				353,860
FLORIDA – 6.5%
County of Polk Utility System Revenue, Revenue Bonds	5.00	10/01/54	250,000	262,803
Manatee County School District, Certificate Participation	5.00	07/01/44	135,000	144,184
School Board of Miami-Dade County, Series A, General Obligation	5.00	03/15/36	165,000	183,716
School District of Broward County, Series A, Certificate Participation	5.00	07/01/33	90,000	98,261
School District of Broward County, Series B, Certificate Participation	5.00	07/01/36	150,000	168,195
Tampa Bay Water, Series A, Revenue Bonds	5.25	10/01/54	150,000	160,548
				1,017,707
GEORGIA – 4.1%
City of Atlanta Department of Aviation, Series A-1, Revenue Bonds	5.00	07/01/49	175,000	184,583
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	09/01/52	100,000	102,834
Main Street Natural Gas, Inc., Series A, Revenue Bonds	5.00	06/01/53	90,000	95,452
Main Street Natural Gas, Inc., Series B, Revenue Bonds	5.00	12/01/35	55,000	60,370
Metropolitan Atlanta Rapid Transit Authority, Series A, Revenue Bonds	5.00	07/01/55	185,000	195,983
				639,222
HAWAII – 2.1%
State of Hawaii, Series FW, General Obligation	4.00	01/01/34	315,000	326,695

ILLINOIS – 12.2%
City of Chicago Waterworks Revenue, Revenue Bonds	5.00	11/01/37	305,000	313,158
Cook County School District No. 25 Arlington Heights, General Obligation	4.00	12/15/44	250,000	249,378
Cook County School District No. 86 Harwood Heights, General Obligation	5.00	12/01/44	185,000	193,504
County of Cook Sales Tax Revenue, Revenue Bonds	4.00	11/15/38	290,000	290,677
Illinois Finance Authority, Series A, Revenue Bonds	5.00	07/01/45	200,000	214,439
Illinois Finance Authority, Series A, Revenue Bonds	5.00	08/15/52	375,000	380,799
Illinois State Toll Highway Authority, Series A, Revenue Bonds	5.00	12/01/32	130,000	130,440
Sales Tax Securitization Corp., Series C, Revenue Bonds	5.50	01/01/36	150,000	159,697
				1,932,092
KENTUCKY – 1.3%
Kentucky Bond Development Corp., Revenue Bonds	5.00	08/15/55	175,000	199,040

LOUISIANA – 0.3%
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax	5.00	07/15/35	40,000	46,280

MASSACHUSETTS – 0.9%
Massachusetts Development Finance Agency, Revenue Bonds	5.00	12/01/32	140,000	142,802

MICHIGAN – 0.9%
Michigan State University, Series A, Revenue Bonds	5.00	08/15/37	120,000	134,060

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
MISSOURI – 1.5%
Health & Educational Facilities Authority of the State of Missouri, Series C, Revenue Bonds	5.00	04/01/59	$40,000	$45,998
Springfield School District No. R-12, General Obligation	5.00	03/01/40	175,000	190,306
				236,304
NEW JERSEY – 2.0%
New Jersey Turnpike Authority, Series B, Revenue Bonds	5.25	01/01/52	290,000	307,481

NEW YORK – 7.2%
City of New York, Series A, General Obligation	4.00	08/01/35	215,000	220,627
Metropolitan Transportation Authority, Revenue Bonds	5.00	11/15/36	200,000	227,584
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, Revenue Bonds	5.00	05/01/47	180,000	189,229
New York City Transitional Finance Authority Future Tax Secured Revenue, Series D, Revenue Bonds	5.00	05/01/50	305,000	318,450
New York State Dormitory Authority, Series A, Revenue Bonds	5.00	03/15/46	180,000	189,655
				1,145,545
NORTH CAROLINA – 2.1%
North Carolina Housing Finance Agency, Series A, Revenue Bonds	3.15	01/01/31	330,000	330,035

OHIO – 2.0%
County of Allen Hospital Facilities Revenue, Revenue Bonds	5.00	11/01/33	270,000	307,678

OKLAHOMA – 1.2%
Grand River Dam Authority, Revenue Bonds	5.00	06/01/40	175,000	190,926

PENNSYLVANIA – 5.4%
City of Scranton, General Obligation	5.00	11/15/31	295,000	323,423
Cumberland County Municipal Authority, Revenue Bonds	5.00	05/01/32	110,000	111,009
Pennsylvania Turnpike Commission, Series A, Revenue Bonds	5.00	12/01/30	150,000	153,705
Pennsylvania Turnpike Commission, Series A, Revenue Bonds	5.00	12/01/37	240,000	255,848
				843,985
RHODE ISLAND – 1.3%
Rhode Island Health & Educational Building Corp., Revenue Bonds	5.00	05/15/44	200,000	211,013

TEXAS – 15.6%
City of San Antonio Electric & Gas Systems Revenue, Series B, Revenue Bonds	5.00	02/01/40	325,000	357,939
County of Harris, General Obligation	5.00	09/15/54	175,000	184,335
County of Kaufman, General Obligation	5.00	02/15/41	50,000	54,078
Dallas Fort Worth International Airport, Revenue Bonds	5.00	11/01/39	200,000	223,630
Denton Independent School District, General Obligation	5.00	08/15/48	200,000	210,018
Lower Colorado River Authority, Revenue Bonds	5.00	05/15/34	250,000	277,287
North Harris County Regional Water Authority, Revenue Bonds	5.00	12/15/31	75,000	76,786
North Texas Tollway Authority, Series A, Revenue Bonds	5.00	01/01/45	200,000	212,406
Prosper Independent School District, General Obligation	5.25	02/15/55	190,000	204,415
Royse City Independent School District, General Obligation	5.00	02/15/54	180,000	187,740
Tarrant County Cultural Education Facilities Finance Corp., Series B, Revenue Bonds	5.00	07/01/34	155,000	164,095
Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bonds	5.00	08/01/31	310,000	322,334
				2,475,063

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
WASHINGTON – 1.9%
King & Snohomish Counties School District No. 417 Northshore, General Obligation	5.00	12/01/39	$50,000	$54,311
Spokane County School District No. 356 Central Valley, General Obligation	4.00	12/01/31	95,000	97,387
State of Washington, General Obligation	5.00	06/01/48	150,000	159,840
				311,538
WISCONSIN – 1.8%
Public Finance Authority, Revenue Bonds	4.50	07/01/67	275,000	287,679
TOTAL MUNICIPAL BONDS (Cost - $13,439,046)				13,613,083

SHORT-TERM INVESTMENTS – 5.5%
MUNICIPAL BONDS – 0.6%
WASHINGTON – 0.6%
Washington Health Care Facilities Authority, Series A, Revenue Bonds	5.00	09/01/26	90,000	91,276
TOTAL MUNICIPAL BONDS (Cost - $91,380)				91,276

TIME DEPOSITS – 4.9%
Sumitomo, Tokyo	3.21	11/03/25	774,987	774,987
TOTAL TIME DEPOSITS (Cost - $774,987)				774,987

TOTAL SHORT-TERM INVESTMENTS (Cost - $866,367)				866,263

TOTAL INVESTMENTS – 103.0% (Cost - $16,012,597)				$16,207,402
OTHER ASSETS LESS LIABILITIES – (3.0)%				(477,281)
NET ASSETS – 100.0%				$15,730,121

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2025, amounts to $722,519 and represents 4.6% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 0.9%
OTHER ABS – 0.9%
MMAF Equipment Finance LLC 2023-A Class A2(1)	5.79	11/13/26	$6,798	$6,808
Planet Fitness Master Issuer LLC 2024-1A Class A2I(1)	5.77	06/05/54	49,500	50,231
Wendy’s Funding LLC 2018-1A Class A2II(1)	3.88	03/15/48	64,558	63,706
TOTAL ASSET-BACKED SECURITIES (Cost - $119,350)				120,745

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.0%
COMMERCIAL – 0.7%
BANK 2017-BNK9 Class A3	3.28	11/15/54	21,709	21,272
COMM Mortgage Trust 2016-CR28 Class A4	3.76	02/10/49	25,408	25,360
Wells Fargo Commercial Mortgage Trust 2017-C38 Class A5	3.45	07/15/50	50,000	49,224
				95,856
WHOLE LOAN COLLATERAL – 0.3%
JP Morgan Mortgage Trust 2021-4 Class A4(1)	2.50	08/25/51	20,967	19,066
JP Morgan Mortgage Trust 2021-7 Class A6(1)	2.50	11/25/51	26,068	24,483
				43,549
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $137,391)				139,405

CORPORATE BONDS – 3.0%
BANKS – 1.3%
Bank of America Corp.(2)	4.38	-	15,000	14,775
Bank of New York Mellon Corp.(2)	3.75	-	19,000	18,643
Citigroup, Inc.(2)	4.00	-	15,000	14,991
JP Morgan Chase & Co.	1.58	04/22/27	20,000	19,757
Northern Trust Corp.(2)	4.60	-	24,000	23,932
PNC Financial Services Group, Inc.(2)	6.00	-	24,000	24,224
Truist Financial Corp.(2)	5.10	-	18,000	18,076
US Bancorp(2)	3.70	-	31,000	30,145
Wells Fargo & Co.(2)	3.90	-	18,000	17,893
				182,436
BUILDING MATERIALS – 0.1%
Standard Industries, Inc./NY(1)	4.38	07/15/30	19,000	18,339

COMMERCIAL SERVICES – 0.1%
Triton Container International Ltd.(1)	2.05	04/15/26	20,000	19,730

DIVERSIFIED FINANCIAL SERVICES – 0.7%
American Express Co.(2)	3.55	-	25,000	24,564
GGAM Finance Ltd.(1)	8.00	02/15/27	17,000	17,392
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	18,000	18,332
Navient Corp.	4.88	03/15/28	19,000	18,596
SLM Corp.	6.50	01/31/30	17,000	17,639
				96,523
HEALTHCARE-SERVICES – 0.1%
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	18,000	17,903

INSURANCE – 0.1%
F&G Global Funding(1)	1.75	06/30/26	20,000	19,656

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 0.1%
Wayfair LLC(1)	7.25	10/31/29	$8,000	$8,293

INVESTMENT COMPANIES – 0.4%
Blue Owl Technology Finance Corp.(1)	3.75	06/17/26	20,000	19,840
HPS Corporate Lending Fund	6.75	01/30/29	20,000	20,804
Sixth Street Lending Partners	6.50	03/11/29	20,000	20,751
				61,395
RETAIL – 0.1%
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	7,000	7,007
TOTAL CORPORATE BONDS (Cost - $424,738)				431,282

MUNICIPAL BONDS – 92.6%
ALABAMA – 2.8%
Black Belt Energy Gas District, Revenue Bonds	4.00	06/01/51	100,000	103,369
Black Belt Energy Gas District, Series B, Revenue Bonds	5.25	12/01/53	50,000	54,311
Energy Southeast A Cooperative District, Series A, Revenue Bonds	5.50	11/01/53	110,000	121,408
Southeast Energy Authority A Cooperative District, Series A, Revenue Bonds	5.00	01/01/56	100,000	107,135
				386,223
CALIFORNIA – 2.5%
California Community Choice Financing Authority, Revenue Bonds	5.00	02/01/54	100,000	108,011
California Community Choice Financing Authority, Series F, Revenue Bonds	5.00	02/01/55	215,000	235,169
				343,180
FLORIDA – 0.8%
Tampa Bay Water, Series A, Revenue Bonds	5.25	10/01/54	100,000	107,032

GEORGIA – 1.7%
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	09/01/52	100,000	102,834
Main Street Natural Gas, Inc., Series A, Revenue Bonds	5.00	06/01/55	30,000	32,876
Main Street Natural Gas, Inc., Series B, Revenue Bonds	5.00	12/01/55	100,000	109,753
				245,463
HAWAII – 2.5%
State of Hawaii, Series FW, General Obligation	4.00	01/01/34	340,000	352,623

ILLINOIS – 9.4%
County of Cook Sales Tax Revenue, Revenue Bonds	5.00	11/15/32	135,000	140,936
County of Cook, Series A, General Obligation	5.00	11/15/30	200,000	203,524
Illinois Finance Authority, Series A, Revenue Bonds	5.00	07/01/45	200,000	214,439
Illinois Finance Authority, Series A, Revenue Bonds	5.00	08/15/52	275,000	279,253
Illinois State Toll Highway Authority, Series A, Revenue Bonds	5.00	01/01/45	175,000	181,299
Woodford Tazewell & McLean Counties Community Unit School District 140 Eureka, Series A, General Obligation	5.00	11/01/45	295,000	307,966
				1,327,417
MASSACHUSETTS – 58.3%
Berkshire Wind Power Cooperative Corp., Revenue Bonds	5.00	07/01/30	200,000	207,498
Bristol-Plymouth Regional Vocational Technical School District, General Obligation	4.00	04/01/38	200,000	207,371
City of Boston, Series A, General Obligation	5.00	11/01/27	75,000	78,979
City of Somerville, General Obligation	5.00	06/01/28	205,000	219,272
City of Worcester, General Obligation	5.00	02/15/37	175,000	198,997

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
MASSACHUSETTS – 58.3% (Continued)
Commonwealth of Massachusetts Transportation Fund Revenue, Series A, Revenue Bonds	5.00	06/01/32	$115,000	$120,789
Commonwealth of Massachusetts Transportation Fund Revenue, Series A, Revenue Bonds	5.00	06/01/53	230,000	241,917
Commonwealth of Massachusetts, Series D, General Obligation	5.00	10/01/52	200,000	209,138
Commonwealth of Massachusetts, Series D, General Obligation	5.00	10/01/53	200,000	209,000
Dennis-Yarmouth Regional School District, General Obligation	5.00	11/01/52	200,000	208,922
Greater Fall River Vocational School District, General Obligation	5.00	06/01/55	325,000	338,291
Massachusetts Bay Transportation Authority Assessment Revenue, Series A, Revenue Bonds	5.00	07/01/52	300,000	311,829
Massachusetts Clean Water Trust, Revenue Bonds	5.00	02/01/30	200,000	201,157
Massachusetts Clean Water Trust, Series 26B, Revenue Bonds	5.00	02/01/44	115,000	125,171
Massachusetts Development Finance Agency, Revenue Bonds	5.00	07/01/30	200,000	220,057
Massachusetts Development Finance Agency, Revenue Bonds	5.00	12/01/32	410,000	418,207
Massachusetts Development Finance Agency, Revenue Bonds	5.00	07/01/33	115,000	120,124
Massachusetts Development Finance Agency, Revenue Bonds	5.00	09/01/36	220,000	232,395
Massachusetts Development Finance Agency, Revenue Bonds	5.00	10/01/40	285,000	312,212
Massachusetts Development Finance Agency, Series A, Revenue Bonds	5.00	05/15/55	200,000	234,389
Massachusetts Development Finance Agency, Series A, Revenue Bonds	5.00	11/01/55	110,000	129,655
Massachusetts Development Finance Agency, Series B, Revenue Bonds	4.00	10/01/48	150,000	140,754
Massachusetts Development Finance Agency, Series B, Revenue Bonds	5.00	10/01/48	140,000	148,828
Massachusetts Development Finance Agency, Series D, Revenue Bonds	5.00	07/01/47	320,000	335,005
Massachusetts Development Finance Agency, Series N, Revenue Bonds	3.30	07/01/41	155,000	156,612
Massachusetts Development Finance Agency, Series T, Revenue Bonds	5.00	10/01/55	170,000	192,184
Massachusetts School Building Authority, Revenue Bonds	5.00	02/15/30	120,000	132,080
Massachusetts School Building Authority, Revenue Bonds	5.00	02/15/36	100,000	117,055
Massachusetts State College Building Authority, Revenue Bonds	5.00	05/01/36	145,000	168,863
Nauset Regional School District, General Obligation	5.00	05/15/28	150,000	160,035
Town of Lynnfield, General Obligation	4.00	02/01/45	150,000	146,888
Town of Nantucket, General Obligation	5.00	03/15/34	165,000	198,213
Town of Pembroke, General Obligation	4.00	08/01/42	350,000	348,518
Town of Somerset, General Obligation	5.00	04/01/35	230,000	261,142
Town of Wakefield, General Obligation	5.00	08/15/50	225,000	237,232
Town of Webster, General Obligation	4.00	02/01/41	175,000	176,195
Town of Winchester, General Obligation	4.00	03/15/50	195,000	189,631
University of Massachusetts Building Authority, Series 1, Revenue Bonds	4.00	11/01/46	200,000	191,454
University of Massachusetts Building Authority, Series 1, Revenue Bonds	5.00	11/01/34	200,000	216,475
Woods Hole Marthas Vineyard & Nantucket Steamship Authority, Series A, Revenue Bonds	5.00	03/01/27	185,000	191,527
				8,254,061
MISSOURI – 2.6%
Missouri Housing Development Commission, Revenue Bonds	2.65	05/01/28	375,000	369,591

NEW JERSEY – 1.5%
New Jersey Turnpike Authority, Series C, Revenue Bonds	5.00	01/01/45	200,000	213,720

NEW YORK – 2.0%
Metropolitan Transportation Authority, Revenue Bonds	5.00	11/15/36	250,000	284,480

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
TENNESSEE – 1.3%
Tennessee Energy Acquisition Corp., Revenue Bonds	5.00	05/01/52	$175,000	$188,871

TEXAS – 6.4%
Frisco Independent School District, Series A, General Obligation	4.00	08/15/31	270,000	270,906
Prosper Independent School District, General Obligation	5.00	02/15/50	225,000	237,625
Tarrant County Cultural Education Facilities Finance Corp., Series A, Revenue Bonds	5.00	07/01/32	135,000	149,611
Texas Tech University System, Series A, Revenue Bonds	5.00	02/15/46	220,000	234,074
				892,216
WISCONSIN – 0.8%
Public Finance Authority, Revenue Bonds	4.50	07/01/67	110,000	115,071
TOTAL MUNICIPAL BONDS (Cost - $12,952,861)				13,079,948

SHORT-TERM INVESTMENTS – 1.3%
MUNICIPAL BONDS – 0.7%
WASHINGTON – 0.7%
Washington Health Care Facilities Authority, Series A, Revenue Bonds	5.00	09/01/26	95,000	96,346
TOTAL MUNICIPAL BONDS (Cost - $96,457)				96,346

TIME DEPOSITS – 0.6%
JP Morgan Chase, New York	3.21	11/03/25	81,807	81,807
TOTAL TIME DEPOSITS (Cost - $81,807)				81,807

TOTAL SHORT-TERM INVESTMENTS (Cost - $178,264)				178,153

TOTAL INVESTMENTS – 98.8% (Cost - $13,812,604)				$13,949,533
OTHER ASSETS LESS LIABILITIES – 1.2%				168,008
NET ASSETS – 100.0%				$14,117,541

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2025, amounts to $310,786 and represents 2.2% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 96.4%
OTHER ABS – 96.4%
ABPCI Direct Lending Fund CLO 21 LLC 2025-21A Class E (CME Term SOFR 3 Month + 7.00%)(1)	11.11	07/20/37	$2,000,000	$2,030,913
ABPCI Direct Lending Fund CLO II LLC 2017-1A Class DRR (CME Term SOFR 3 Month + 4.15%)(1)	8.03	07/20/37	300,000	301,039
ABPCI Direct Lending Fund CLO XII Ltd. 2023-12A Class BR (CME Term SOFR 3 Month + 2.15%)(1)	5.99	07/29/37	2,000,000	1,988,570
ABPCI Direct Lending Fund CLO XII Ltd. 2023-12A Class CR (CME Term SOFR 3 Month + 3.15%)(1)	6.99	07/29/37	2,000,000	1,988,400
ABPCI Direct Lending Fund CLO XII Ltd. 2023-12A Class DR (CME Term SOFR 3 Month + 4.60%)(1)	8.44	07/29/37	2,500,000	2,471,410
ABPCI Direct Lending Fund CLO XV Ltd. 2023-15A Class E (CME Term SOFR 3 Month + 8.60%)(1)	12.44	10/30/35	1,000,000	1,000,179
ABPCI Direct Lending Fund CLO XVII LLC 2024-17A Class D (CME Term SOFR 3 Month + 4.70%)(1)	9.00	08/01/36	340,000	341,907
AGL CLO 42 Ltd. 2025-42A Class E (CME Term SOFR 3 Month + 5.15%)(1)	9.42	07/22/38	1,000,000	1,003,050
Aimco CLO 20 Ltd. 2023-20A Class ER (CME Term SOFR 3 Month + 4.60%)(1)	8.49	10/16/38	1,000,000	993,229
AMMC CLO 28 Ltd. 2024-28A Class E (CME Term SOFR 3 Month + 6.70%)(1)	10.58	07/20/37	1,220,000	1,241,904
Antares CLO 2018-3 Ltd. 2018-3A Class A1R (CME Term SOFR 3 Month + 1.59%)(1)	5.47	07/20/36	600,000	599,128
Antares CLO 2019-2 Ltd. 2019-2A Class A1R (CME Term SOFR 3 Month + 1.95%)(1)	5.81	01/23/36	1,000,000	1,004,212
Antares CLO 2023-1 Ltd. 2023-1A Class BR (CME Term SOFR 3 Month + 1.85%)(1)	5.71	07/25/37	10,000,000	10,040,520
Ares LXIX CLO Ltd. 2024-69A Class E (CME Term SOFR 3 Month + 6.50%)(1)	10.40	04/15/36	600,000	598,573
Audax Senior Debt CLO 12 LLC 2025-12A Class A (CME Term SOFR 3 Month + 1.42%)(1)	5.28	04/22/37	2,000,000	1,988,036
Audax Senior Debt CLO I LLC 2019-1A Class D (CME Term SOFR 3 Month + 3.90%)(1)	7.76	01/22/38	2,500,000	2,521,050
Bain Capital Credit CLO 2020-2 Ltd. 2020-2A Class ER (CME Term SOFR 3 Month + 6.87%)(1)	10.76	07/19/34	845,000	836,177
Barings CLO Ltd. 2024-IV 2024-4A Class E (CME Term SOFR 3 Month + 5.95%)(1)	9.83	10/20/37	1,750,000	1,744,631
Barings Middle Market CLO 2023-I Ltd. 2023-IA Class C (CME Term SOFR 3 Month + 6.40%)(1)	10.28	01/20/36	2,250,000	2,257,972
BCC Middle Market CLO 2024-1 LLC 2024-1A Class A1 (CME Term SOFR 3 Month + 1.75%)(1)	5.63	07/17/36	2,350,000	2,355,967
BCC Middle Market CLO 2024-1 LLC 2024-1A Class D (CME Term SOFR 3 Month + 4.50%)(1)	8.38	07/17/36	3,000,000	3,026,667
BCRED CLO 2024-1 LLC 2024-1A Class B (CME Term SOFR 3 Month + 2.35%)(1)	6.23	04/20/36	900,000	902,055
Blackrock MT Lassen CLO XV LLC 2025-1A Class A1 (CME Term SOFR 3 Month + 1.65%)(1)	5.97	07/15/37	8,000,000	8,005,568
Blackrock MT Lassen CLO XV LLC 2025-1A Class D (CME Term SOFR 3 Month + 3.95%)(1)	8.27	07/15/37	3,000,000	2,988,999
Blackrock Rainier CLO VI Ltd. 2021-6A Class DR (CME Term SOFR 3 Month + 4.70%)(1)	8.58	04/20/37	2,000,000	2,014,526

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
OTHER ABS – 96.4% (Continued)
Blackrock Shasta CLO XIV LLC 2024-2A Class C (CME Term SOFR 3 Month + 2.50%)(1)	6.40	07/15/36	$1,000,000	$994,859
BXSL CLO 2024-1 LLC 2024-1A Class B (CME Term SOFR 3 Month + 1.78%)(1)	5.66	10/20/36	4,250,000	4,243,629
Carlyle US CLO 2017-3 Ltd. 2017-3A Class ER2 (CME Term SOFR 3 Month + 7.50%)(1)	11.37	10/21/37	1,000,000	1,002,192
Carlyle US CLO 2024-8 Ltd. 2024-8A Class E (CME Term SOFR 3 Month + 5.50%)(1)	9.36	01/25/37	650,000	649,975
Churchill Middle Market CLO V LLC 2025-1A Class C (CME Term SOFR 3 Month + 2.00%)(1)	5.86	04/25/37	1,750,000	1,719,991
Churchill MMSLF CLO-III LP 2023-3A Class C (CME Term SOFR 3 Month + 4.20%)(1)	8.08	01/20/36	5,800,000	5,823,873
CIFC Funding 2017-III Ltd. 2017-3A Class ER (CME Term SOFR 3 Month + 6.70%)(1)	10.58	04/20/37	350,000	348,982
Danby Park CLO Ltd. 2022-1A Class ER (CME Term SOFR 3 Month + 5.95%)(1)	9.82	10/21/37	500,000	499,962
Deerpath Capital CLO 2024-1 Ltd. 2024-1A Class B (CME Term SOFR 3 Month + 2.60%)(1)	6.50	07/15/36	1,000,000	1,001,811
Dryden 85 CLO Ltd. 2020-85A Class ER2 (CME Term SOFR 3 Month + 7.00%)(1)	10.90	07/15/37	3,000,000	3,047,547
Elmwood CLO V Ltd. 2020-2A Class ERR (CME Term SOFR 3 Month + 5.75%)(1)	9.63	10/20/37	1,900,000	1,902,166
Golub Capital Partners CLO 17 Ltd. 2013-17A Class A1RR (CME Term SOFR 3 Month + 1.47%)(1)	5.77	02/09/39	1,500,000	1,499,230
Golub Capital Partners CLO 31M Ltd. 2016-31A Class A1RR (CME Term SOFR 3 Month + 1.60%)(1)	5.92	11/05/37	2,000,000	1,999,990
Golub Capital Partners CLO 38M Ltd. 2018-38A Class BR (CME Term SOFR 3 Month + 1.95%)(1)	5.81	07/28/36	1,000,000	999,987
Golub Capital Partners CLO 42M-R 2019-42RA Class DR (CME Term SOFR 3 Month + 6.10%)(1)	9.96	01/20/36	5,000,000	5,006,245
Golub Capital Partners CLO 45M Ltd. 2019-45A Class A1R (CME Term SOFR 3 Month + 1.62%)(1)	5.50	07/20/37	9,280,000	9,271,388
Golub Capital Partners CLO 67M 2023-67A Class A1 (CME Term SOFR 3 Month + 2.50%)(1)	6.73	05/09/36	2,000,000	2,011,658
Invesco US CLO 2024-1 Ltd. 2024-1RA Class ER (CME Term SOFR 3 Month + 7.40%)(1)	11.30	04/15/37	1,250,000	1,251,557
Ivy Hill Middle Market Credit Fund XX Ltd. 20A Class A1R (CME Term SOFR 3 Month + 1.65%)(1)	5.53	07/19/37	4,500,000	4,497,943
Ivy Hill Middle Market Credit Fund XX Ltd. 20A Class BR (CME Term SOFR 3 Month + 2.10%)(1)	5.98	07/19/37	1,000,000	994,517
Ivy Hill Middle Market Credit Fund XXII Ltd. 2024-22A Class D (CME Term SOFR 3 Month + 5.05%)(1)	8.93	04/20/36	3,500,000	3,515,761
Ivy Hill Middle Market Credit Fund XXII Ltd. 2024-22A Class E (CME Term SOFR 3 Month + 7.85%)(1)	11.73	04/20/36	3,000,000	2,964,039
JCP Direct Lending CLO 2023-1 LLC 2023-1A Class DR (CME Term SOFR 3 Month + 3.50%)(1)	7.38	07/20/37	4,000,000	3,976,116
Jefferies Credit Partners Direct Lending CLO 2025-1 Ltd. 2025-1A Class A1 (CME Term SOFR 3 Month + 1.50%)(1)	ZCP	10/15/37	1,500,000	1,500,000
Lake Shore MM CLO IV Ltd. 2021-1A Class AR (CME Term SOFR 3 Month + 1.70%)(1)	5.60	01/15/37	600,000	598,544
Lake Shore MM CLO IV Ltd. 2021-1A Class DR (CME Term SOFR 3 Month + 4.25%)(1)	8.15	01/15/37	488,000	489,293

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments (Continued)

October 31, 2025

	Rate (%)	Maturity	Face Amount	Value
OTHER ABS – 96.4% (Continued)
Lake Shore MM CLO V LLC 2022-1A Class BR (CME Term SOFR 3 Month + 4.15%)(1)	8.05	01/15/37	$1,400,000	$1,378,215
Maranon Loan Funding 2021-3 Ltd. 2021-3A Class DR (CME Term SOFR 3 Month + 4.81%)(1)	8.71	10/15/36	5,000,000	5,050,305
Maranon Loan Funding 2024-1 Ltd. 2024-1A Class B (CME Term SOFR 3 Month + 1.95%)(1)	5.85	07/15/36	500,000	497,099
MCF CLO V LLC 2017-1A Class CR2 (CME Term SOFR 3 Month + 2.55%)(1)	6.43	10/20/37	6,000,000	5,967,306
MCF CLO V LLC 2017-1A Class DR2 (CME Term SOFR 3 Month + 4.15%)(1)	8.03	10/20/37	1,200,000	1,199,176
MCF CLO VII LLC 2017-3A Class D1R2 (CME Term SOFR 3 Month + 3.45%)(1)	7.33	07/20/37	2,000,000	1,984,458
MCF CLO VIII Ltd. 2018-1A Class CR (CME Term SOFR 3 Month + 3.10%)(1)	6.98	04/18/36	2,000,000	1,989,726
MCF CLO VIII Ltd. 2018-1A Class DR (CME Term SOFR 3 Month + 5.15%)(1)	9.03	04/18/36	2,000,000	2,004,548
Monroe Capital MML CLO XIV LLC 2022-2A Class CR (CME Term SOFR 3 Month + 2.25%)(1)	6.12	10/24/34	6,000,000	5,999,856
Monroe Capital MML CLO XV LLC 2023-1A Class DR (CME Term SOFR 3 Month + 3.00%)(1)	6.86	09/23/35	750,000	750,000
Octagon 66 Ltd. 2022-1A Class ER (CME Term SOFR 3 Month + 7.62%)(1)	11.81	11/16/36	937,500	937,613
Octagon Investment Partners 28 Ltd. 2016-1A Class ERR (CME Term SOFR 3 Month + 7.50%)(1)	11.37	04/24/37	4,000,000	3,979,972
Owl Rock CLO III Ltd. 2020-3A Class AR (CME Term SOFR 3 Month + 1.85%)(1)	5.73	04/20/36	1,000,000	1,004,130
Owl Rock CLO X LLC 2023-10A Class BR (CME Term SOFR 3 Month + 1.70%)(1)	5.96	04/20/37	600,000	593,424
Palmer Square CLO 2021-4 Ltd. 2021-4A Class ER (CME Term SOFR 3 Month + 5.75%)(1)	9.65	07/15/38	1,000,000	1,008,770
Woodmont 2022-10 Trust 2022-10A Class CR (CME Term SOFR 3 Month + 2.10%)(1)	6.00	04/15/38	5,000,000	4,948,180
Woodmont 2022-9 Trust 2022-9A Class A1R (CME Term SOFR 3 Month + 1.70%)(1)	5.56	10/25/36	10,600,000	10,607,961
TOTAL ASSET-BACKED SECURITIES (Cost - $167,276,532)				165,956,676

CORPORATE BONDS – 0.5%
INVESTMENT COMPANIES – 0.5%
Ares Capital Corp.	5.10	01/15/31	400,000	394,545
Blackstone Private Credit Fund	5.05	09/10/30	385,000	378,607
TOTAL CORPORATE BONDS (Cost - $778,046)				773,152

SHORT-TERM INVESTMENTS – 3.6%
TIME DEPOSITS – 3.6%
Sumitomo, Tokyo	3.21	11/03/25	6,230,004	6,230,004
TOTAL SHORT-TERM INVESTMENTS (Cost - $6,230,004)				6,230,004

TOTAL INVESTMENTS – 100.5% (Cost - $174,284,582)				$172,959,832
OTHER ASSETS LESS LIABILITIES – (0.5)%				(861,514)
NET ASSETS – 100.0%				$172,098,318

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments (Continued)

October 31, 2025

SOFR	Secured Overnight Financing Rate
ZCP	Indicates a zero coupon rate.

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2025, amounts to $165,956,676 and represents 96.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities

October 31, 2025

	BondBloxx USD High Yield Bond Industrial Sector ETF	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	BondBloxx USD High Yield Bond Healthcare Sector ETF	BondBloxx USD High Yield Bond Financial & REIT Sector ETF	BondBloxx USD High Yield Bond Energy Sector ETF
ASSETS:
Investments in securities, at value	$43,149,378	$63,246,847	$26,716,064	$33,356,505	$11,840,770
Cash	6,426	6,557	–	–	1,137
Receivable for investments sold	124,458	2,478,942	243,389	645,275	90,296
Interest income receivable	712,651	1,062,035	371,963	553,975	214,019
TOTAL ASSETS	43,992,913	66,794,381	27,331,416	34,555,755	12,146,222
LIABILITIES:
Payable for investments purchased	859,162	3,774,224	359,231	1,248,598	405,297
Management fees payable (Note 3)	12,808	18,733	7,965	9,888	3,481
TOTAL LIABILITIES	871,970	3,792,957	367,196	1,258,486	408,778
NET ASSETS	$43,120,943	$63,001,424	$26,964,220	$33,297,269	$11,737,444

COMPONENTS OF NET ASSETS
Paid-in capital	43,010,380	62,971,884	26,691,795	32,489,861	11,907,866
Total distributable earnings/(accumulated loss)	110,563	29,540	272,425	807,408	(170,422)
NET ASSETS	$43,120,943	$63,001,424	$26,964,220	$33,297,269	$11,737,444

Shares outstanding	1,125,000	1,800,000	750,000	875,000	302,500
Net asset value, offering and redemption price per share	$38.33	$35.00	$35.95	$38.05	$38.80
Investment in securities, at cost	$43,065,638	$63,022,547	$25,956,963	$32,696,559	$11,892,384

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

October 31, 2025

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	BondBloxx USD High Yield Bond Sector Rotation ETF		BondBloxx BB Rated USD High Yield Corporate Bond ETF	BondBloxx B Rated USD High Yield Corporate Bond ETF
ASSETS:
Investments in securities, at value	$30,981,655	$20,063,194	$31,111,726	(a)	$424,352,335	$35,966,778
Receivable for investments sold	515,601	1,334,176	–		13,257,905	642,501
Receivable for shares created	–	–	–		5,156,887	–
Interest income receivable	459,997	265,121	–		6,087,383	629,115
Due from the Adviser	–	–	31,428		–	–
TOTAL ASSETS	31,957,253	21,662,491	31,143,154		448,854,510	37,238,394
LIABILITIES:
Payable for investments purchased	1,026,088	1,477,625	–		21,813,483	1,616,017
Management fees payable (Note 3)	9,175	5,992	–		65,031	8,712
Administration fees payable (Note 3)	–	–	19,763		–	–
Professional fees payable	–	–	11,226		–	–
Other accrued expenses payable	–	–	2,778		–	–
TOTAL LIABILITIES	1,035,263	1,483,617	33,767		21,878,514	1,624,729
NET ASSETS	$30,921,990	$20,178,874	$31,109,387		$426,975,996	$35,613,665

COMPONENTS OF NET ASSETS
Paid-in capital	31,185,921	20,206,648	89,436,468		421,577,785	35,561,614
Total distributable earnings/(accumulated loss)	(263,931)	(27,774)	(58,327,081)		5,398,211	52,051
NET ASSETS	$30,921,990	$20,178,874	$31,109,387		$426,975,996	$35,613,665

Shares outstanding	825,000	525,000	2,040,000		10,350,000	900,000
Net asset value, offering and redemption price per share	$37.48	$38.44	$15.25		$41.25	$39.57
Investment in securities, at cost	$30,887,702	$19,954,838	$30,205,175		$419,974,443	$35,561,606

(a)	For the BondBloxx USD High Yield Bond Sector Rotation ETF, $31,083,814 (cost $30,177,263) is invested in affiliated investment companies of the BondBloxx ETF Trust.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

October 31, 2025

	BondBloxx CCC Rated USD High Yield Corporate Bond ETF	BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	BondBloxx BBB Rated 10+ Year Corporate Bond ETF	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
ASSETS:
Investments in securities, at value	$252,772,929	$184,320,217	$54,185,781	$4,877,239	$508,709,245
Cash	–	–	2,038	–	11,847
Receivable for investments sold	10,266,372	2,715,721	1,501,096	75,894	7,784,693
Interest income receivable	5,696,210	2,082,815	635,587	66,810	6,190,661
TOTAL ASSETS	268,735,511	189,118,753	56,324,502	5,019,943	522,696,446
LIABILITIES:
Payable for investments purchased	15,135,739	3,197,534	1,446,694	73,373	8,424,104
Management fees payable (Note 3)	80,315	29,094	8,933	806	116,079
TOTAL LIABILITIES	15,216,054	3,226,628	1,455,627	74,179	8,540,183
NET ASSETS	$253,519,457	$185,892,125	$54,868,875	$4,945,764	$514,156,263

COMPONENTS OF NET ASSETS
Paid-in capital	257,630,644	183,062,917	53,384,318	4,983,426	479,185,217
Total distributable earnings/(accumulated loss)	(4,111,187)	2,829,208	1,484,557	(37,662)	34,971,046
NET ASSETS	$253,519,457	$185,892,125	$54,868,875	$4,945,764	$514,156,263

Shares outstanding	6,550,000	3,600,000	1,050,000	100,000	11,550,000
Net asset value, offering and redemption price per share	$38.71	$51.64	$52.26	$49.46	$44.52
Investment in securities, at cost	$256,092,574	$182,307,055	$52,959,075	$4,891,961	$477,477,755
Foreign currency, at cost	$–	$–	$–	$–	$3,711

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

October 31, 2025

	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	BondBloxx Bloomberg One Year Target Duration US Treasury ETF	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
ASSETS:
Investments in securities, at value	$1,781,074,749	$655,464,596	$149,488,046	$194,220,457	$302,615,749
Receivable for investments sold	34,370,734	56,678,256	6,656,877	8,488,837	16,770,966
Interest income receivable	–	4,776,980	1,049,033	1,400,063	2,368,784
TOTAL ASSETS	1,815,445,483	716,919,832	157,193,956	204,109,357	321,755,499
LIABILITIES:
Payable for investments purchased	138,106,353	55,939,722	6,472,051	8,103,760	16,354,195
Management fees payable (Note 3)	51,170	16,736	6,362	7,981	12,267
TOTAL LIABILITIES	138,157,523	55,956,458	6,478,413	8,111,741	16,366,462
NET ASSETS	$1,677,287,960	$660,963,374	$150,715,543	$195,997,616	$305,389,037

COMPONENTS OF NET ASSETS
Paid-in capital	1,670,495,729	662,369,696	150,705,366	194,183,250	304,130,682
Total distributable earnings/(accumulated loss)	6,792,231	(1,406,322)	10,177	1,814,366	1,258,355
NET ASSETS	$1,677,287,960	$660,963,374	$150,715,543	$195,997,616	$305,389,037

Shares outstanding	33,270,000	13,310,000	3,040,000	3,930,000	6,150,000
Net asset value, offering and redemption price per share	$50.41	$49.66	$49.58	$49.87	$49.66
Investment in securities, at cost	$1,779,908,053	$654,407,809	$148,601,942	$192,515,211	$300,454,349

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

October 31, 2025

	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	BondBloxx IR+M Tax-Aware Short Duration ETF	BondBloxx IR+M Tax-Aware Intermediate Duration ETF
ASSETS:
Investments in securities, at value	$171,341,781	$782,184,767	$84,295,573	$231,230,554	$16,207,402
Cash	–	–	–	44	–
Receivable for investments sold	12,330,218	35,351,597	3,131,240	–	–
Receivable for shares created	1,933,648	–	790,402	–	–
Interest income receivable	2,144,021	9,701,026	657,957	2,734,948	209,361
TOTAL ASSETS	187,749,668	827,237,390	88,875,172	233,965,546	16,416,763
LIABILITIES:
Due to custodian	–	–	187	–	–
Payable for investments purchased	13,714,370	32,858,174	3,508,068	1,000,000	682,550
Management fees payable (Note 3)	7,063	49,404	8,893	63,655	4,092
TOTAL LIABILITIES	13,721,433	32,907,578	3,517,148	1,063,655	686,642
NET ASSETS	$174,028,235	$794,329,812	$85,358,024	$232,901,891	$15,730,121

COMPONENTS OF NET ASSETS
Paid-in capital	172,614,309	783,736,046	94,333,005	230,762,534	15,509,574
Total distributable earnings/(accumulated loss)	1,413,926	10,593,766	(8,974,981)	2,139,357	220,547
NET ASSETS	$174,028,235	$794,329,812	$85,358,024	$232,901,891	$15,730,121

Shares outstanding	3,600,000	16,940,000	2,160,000	4,580,000	310,000
Net asset value, offering and redemption price per share	$48.34	$46.89	$39.52	$50.85	$50.74
Investment in securities, at cost	$169,275,439	$772,685,969	$84,359,697	$229,743,179	$16,012,597

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

October 31, 2025

	BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	BondBloxx Private Credit CLO ETF
ASSETS:
Investments in securities, at value	$13,949,533	$172,959,832
Interest income receivable	172,192	737,572
TOTAL ASSETS	14,121,725	173,697,404
LIABILITIES:
Payable for investments purchased	–	1,500,000
Management fees payable (Note 3)	4,184	99,086
TOTAL LIABILITIES	4,184	1,599,086
NET ASSETS	$14,117,541	$172,098,318

COMPONENTS OF NET ASSETS
Paid-in capital	13,950,562	172,791,997
Total distributable earnings/(accumulated loss)	166,979	(693,679)
NET ASSETS	$14,117,541	$172,098,318

Shares outstanding	280,000	3,420,000
Net asset value, offering and redemption price per share	$50.42	$50.32
Investment in securities, at cost	$13,812,604	$174,284,582

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations

For the Year Ended October 31, 2025

	BondBloxx USD High Yield Bond Industrial Sector ETF	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	BondBloxx USD High Yield Bond Healthcare Sector ETF	BondBloxx USD High Yield Bond Financial & REIT Sector ETF	BondBloxx USD High Yield Bond Energy Sector ETF
INVESTMENT INCOME:
Interest income	$4,332,894	$7,413,023	$2,655,241	$3,339,501	$908,334
Total income	4,332,894	7,413,023	2,655,241	3,339,501	908,334
EXPENSES:
Management fees (Note 3)	222,121	322,457	128,125	164,487	45,595
Total Expenses	222,121	322,457	128,125	164,487	45,595
NET INVESTMENT INCOME/(LOSS)	4,110,773	7,090,566	2,527,116	3,175,014	862,739

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(6,074)	(24,954)	(99,836)	184,147	(22,109)
Unaffiliated in-kind redemptions	(531,148)	(120,998)	(195,564)	524,490	(193,595)
Net realized gain/(loss)	(537,222)	(145,952)	(295,400)	708,637	(215,704)
Change in unrealized appreciation/(depreciation) on:
Investments in securities	(366,601)	(1,319,460)	306,528	(746,965)	21,331
Change in unrealized appreciation/(depreciation)	(366,601)	(1,319,460)	306,528	(746,965)	21,331
Net Realized and Unrealized Gain/(Loss) on Investments	(903,823)	(1,465,412)	11,128	(38,328)	(194,373)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$3,206,950	$5,625,154	$2,538,244	$3,136,686	$668,366

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Year Ended October 31, 2025

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	BondBloxx USD High Yield Bond Sector Rotation ETF	BondBloxx BB Rated USD High Yield Corporate Bond ETF	BondBloxx B Rated USD High Yield Corporate Bond ETF
INVESTMENT INCOME:
Interest income	$3,605,118	$1,686,840	$3,074	$13,295,354	$2,079,164
Affiliated dividend income	–	–	2,068,915	–	–
Total income	3,605,118	1,686,840	2,071,989	13,295,354	2,079,164
EXPENSES:
Management fees (Note 3)	182,222	93,293	136,188	430,254	82,507
Administration fees (Note 3)	–	–	33,321	–	–
Professional fees	–	–	46,946	–	–
Shareholder reporting fees	–	–	4,501	–	–
Other expenses	–	–	9,000	–	–
Total Expenses	182,222	93,293	229,956	430,254	82,507
Fee waiver and expense reimbursement	–	–	(169,326)	–	–
Net Expenses	182,222	93,293	60,630	430,254	82,507
NET INVESTMENT INCOME/(LOSS)	3,422,896	1,593,547	2,011,359	12,865,100	1,996,657

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Unaffiliated investments in securities	(317,056)	(129,944)	–	(52,549)	(188,686)
Affiliated investments in securities	–	–	11,177	–	–
Unaffiliated in-kind redemptions	(642,917)	61,813	–	2,013,061	–
Affiliated in-kind redemptions	–	–	60,222	–	–
Net realized gain/(loss)	(959,973)	(68,131)	71,399	1,960,512	(188,686)
Change in unrealized appreciation/(depreciation) on:
Unaffiliated investments in securities	(445,494)	(41,593)	–	3,144,938	62,208
Affiliated investments in securities	–	–	193,249	–	–
Change in unrealized appreciation/(depreciation)	(445,494)	(41,593)	193,249	3,144,938	62,208
Net Realized and Unrealized Gain/(Loss) on Investments	(1,405,467)	(109,724)	264,648	5,105,450	(126,478)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,017,429	$1,483,823	$2,276,007	$17,970,550	$1,870,179

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Year Ended October 31, 2025

	BondBloxx CCC Rated USD High Yield Corporate Bond ETF	BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	BondBloxx BBB Rated 10+ Year Corporate Bond ETF	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
INVESTMENT INCOME:
Interest income	$16,645,245	$5,747,551	$1,437,849	$455,926	$23,719,527
Other income	–	2,646	840	–	2,452
Total income	16,645,245	5,750,197	1,438,689	455,926	23,721,979
EXPENSES:
Management fees (Note 3)	613,630	222,477	52,430	14,814	1,054,840
Total Expenses	613,630	222,477	52,430	14,814	1,054,840
NET INVESTMENT INCOME/(LOSS)	16,031,615	5,527,720	1,386,259	441,112	22,667,139

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(1,374,045)	209,938	114,472	(45,889)	2,781,071
Unaffiliated in-kind redemptions	2,628,244	390,586	103,180	(106,895)	503,240
Net realized gain/(loss)	1,254,199	600,524	217,652	(152,784)	3,284,311
Change in unrealized appreciation/(depreciation) on:
Investments in securities	(6,323,597)	1,526,315	1,236,167	(49,283)	20,401,481
Foreign currency transactions	–	–	–	–	143
Change in unrealized appreciation/(depreciation)	(6,323,597)	1,526,315	1,236,167	(49,283)	20,401,624
Net Realized and Unrealized Gain/(Loss) on Investments	(5,069,398)	2,126,839	1,453,819	(202,067)	23,685,935
Net Increase/(Decrease) in Net Assets Resulting from Operations	$10,962,217	$7,654,559	$2,840,078	$239,045	$46,353,074

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Year Ended October 31, 2025

	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	BondBloxx Bloomberg One Year Target Duration US Treasury ETF	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
INVESTMENT INCOME:
Interest income	$58,763,516	$26,927,279	$5,869,318	$5,811,434	$6,730,738
Total income	58,763,516	26,927,279	5,869,318	5,811,434	6,730,738
EXPENSES:
Management fees (Note 3)	419,215	181,418	68,141	71,094	84,335
Total Expenses	419,215	181,418	68,141	71,094	84,335
NET INVESTMENT INCOME/(LOSS)	58,344,301	26,745,861	5,801,177	5,740,340	6,646,403

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(174,976)	(1,425,275)	(105,890)	141,385	(328,078)
Unaffiliated in-kind redemptions	683,549	715,247	236,023	49,697	2,930,047
Net realized gain/(loss)	508,573	(710,028)	130,133	191,082	2,601,969
Change in unrealized appreciation/(depreciation) on:
Investments in securities	457,652	344,020	481,170	1,909,888	2,683,693
Change in unrealized appreciation/(depreciation)	457,652	344,020	481,170	1,909,888	2,683,693
Net Realized and Unrealized Gain/(Loss) on Investments	966,225	(366,008)	611,303	2,100,970	5,285,662
Net Increase/(Decrease) in Net Assets Resulting from Operations	$59,310,526	$26,379,853	$6,412,480	$7,841,310	$11,932,065

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Period Ended October 31, 2025

	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	BondBloxx IR+M Tax-Aware Short Duration ETF	BondBloxx IR+M Tax-Aware Intermediate Duration ETF(1)
INVESTMENT INCOME:
Interest income	$5,993,234	$23,489,620	$2,950,872	$6,648,920	$283,363
Total income	5,993,234	23,489,620	2,950,872	6,648,920	283,363
EXPENSES:
Management fees (Note 3)	71,018	398,149	76,890	574,972	24,366
Total Expenses	71,018	398,149	76,890	574,972	24,366
NET INVESTMENT INCOME/(LOSS)	5,922,216	23,091,471	2,873,982	6,073,948	258,997

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	116,930	359,387	(3,774,341)	92,938	(16,864)
Unaffiliated in-kind redemptions	1,239,385	4,839,621	81,495	–	–
Net realized gain/(loss)	1,356,315	5,199,008	(3,692,846)	92,938	(16,864)
Change in unrealized appreciation/(depreciation) on:
Investments in securities	2,508,042	9,209,225	2,112,556	1,138,759	194,805
Change in unrealized appreciation/(depreciation)	2,508,042	9,209,225	2,112,556	1,138,759	194,805
Net Realized and Unrealized Gain/(Loss) on Investments	3,864,357	14,408,233	(1,580,290)	1,231,697	177,941
Net Increase/(Decrease) in Net Assets Resulting from Operations	$9,786,573	$37,499,704	$1,293,692	$7,305,645	$436,938

(1)	Fund commenced operations on March 11, 2025. Shares of TXXI were listed on the NYSE Arca, Inc. on March 13, 2025.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Period Ended October 31, 2025

	BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents(1)	BondBloxx Private Credit CLO ETF(2)
INVESTMENT INCOME:
Interest income	$197,561	$7,185,500
Total income	197,561	7,185,500
EXPENSES:
Management fees (Note 3)	17,891	644,035
Total Expenses	17,891	644,035
NET INVESTMENT INCOME/(LOSS)	179,670	6,541,465

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(10,099)	(16,613)
Net realized gain/(loss)	(10,099)	(16,613)
Change in unrealized appreciation/(depreciation) on:
Investments in securities	136,929	(1,324,750)
Change in unrealized appreciation/(depreciation)	136,929	(1,324,750)
Net Realized and Unrealized Gain/(Loss) on Investments	126,830	(1,341,363)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$306,500	$5,200,102

(1)	Fund commenced operations on March 11, 2025. Shares of TAXM were listed on the NYSE Arca, Inc. on March 13, 2025.
(2)	Fund commenced operations on December 2, 2024. Shares of PCMM were listed on the NASDAQ Stock Market LLC on December 4, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets

	BondBloxx USD High Yield Bond Industrial Sector ETF		BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income/(loss)	$4,110,773	$4,305,179	$7,090,566	$3,765,288
Net realized gain/(loss) on investments	(537,222)	1,045,907	(145,952)	(461,565)
Net change in unrealized appreciation/(depreciation) on investments	(366,601)	2,191,941	(1,319,460)	2,982,979
Net increase/(decrease) in net assets resulting from operations	3,206,950	7,543,027	5,625,154	6,286,702

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(4,315,894)	(4,150,759)	(7,428,315)	(3,279,475)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	8,334,543	64,498,700	17,375,125	77,171,915
Cost of shares redeemed	(46,098,788)	(26,741,290)	(60,499,765)	(1,644,690)
Net increase/(decrease) in net assets from capital transactions	(37,764,245)	37,757,410	(43,124,640)	75,527,225
Increase/(decrease) in net assets	(38,873,189)	41,149,678	(44,927,801)	78,534,452

NET ASSETS:
Beginning of year	81,994,132	40,844,454	107,929,225	29,394,773
End of year	$43,120,943	$81,994,132	$63,001,424	$107,929,225

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	2,150,000	1,150,000	3,100,000	900,000
Shares sold	225,000	1,700,000	500,000	2,250,000
Shares redeemed	(1,250,000)	(700,000)	(1,800,000)	(50,000)
Shares outstanding, end of year	1,125,000	2,150,000	1,800,000	3,100,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx USD High Yield Bond Healthcare Sector ETF		BondBloxx USD High Yield Bond Financial & REIT Sector ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income/(loss)	$2,527,116	$2,521,902	$3,175,014	$3,174,554
Net realized gain/(loss) on investments	(295,400)	1,457,182	708,637	380,192
Net change in unrealized appreciation/(depreciation) on investments	306,528	1,270,042	(746,965)	2,360,059
Net increase/(decrease) in net assets resulting from operations	2,538,244	5,249,126	3,136,686	5,914,805

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(2,642,882)	(2,329,068)	(3,334,279)	(3,043,682)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	2,633,805	63,690,200	6,448,773	31,621,560
Cost of shares redeemed	(23,079,820)	(30,083,830)	(31,175,303)	(5,676,945)
Net increase/(decrease) in net assets from capital transactions	(20,446,015)	33,606,370	(24,726,530)	25,944,615
Increase/(decrease) in net assets	(20,550,653)	36,526,428	(24,924,123)	28,815,738

NET ASSETS:
Beginning of year	47,514,873	10,988,445	58,221,392	29,405,654
End of year	$26,964,220	$47,514,873	$33,297,269	$58,221,392

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	1,350,000	350,000	1,550,000	850,000
Shares sold	75,000	1,850,000	175,000	850,000
Shares redeemed	(675,000)	(850,000)	(850,000)	(150,000)
Shares outstanding, end of year	750,000	1,350,000	875,000	1,550,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx USD High Yield Bond Energy Sector ETF		BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income/(loss)	$862,739	$2,838,821	$3,422,896	$3,151,573
Net realized gain/(loss) on investments	(215,704)	1,457,116	(959,973)	602,425
Net change in unrealized appreciation/(depreciation) on investments	21,331	415,664	(445,494)	1,251,658
Net increase/(decrease) in net assets resulting from operations	668,366	4,711,601	2,017,429	5,005,656

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(870,674)	(2,889,467)	(3,645,163)	(2,907,383)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	7,411,120	60,260,735	7,286,213	59,638,510
Cost of shares redeemed	(9,145,825)	(68,923,500)	(46,066,888)	(13,121,760)
Net increase/(decrease) in net assets from capital transactions	(1,734,705)	(8,662,765)	(38,780,675)	46,516,750
Increase/(decrease) in net assets	(1,937,013)	(6,840,631)	(40,408,409)	48,615,023

NET ASSETS:
Beginning of year	13,674,457	20,515,088	71,330,399	22,715,376
End of year	$11,737,444	$13,674,457	$30,921,990	$71,330,399

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	352,500	552,500	1,900,000	650,000
Shares sold	200,000	1,550,000	200,000	1,600,000
Shares redeemed	(250,000)	(1,750,000)	(1,275,000)	(350,000)
Shares outstanding, end of year	302,500	352,500	825,000	1,900,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF		BondBloxx USD High Yield Bond Sector Rotation ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income/(loss)	$1,593,547	$879,509	$2,011,359	$2,319,662
Net realized gain/(loss) on investments	(68,131)	(32,146)	71,399	314,588
Net change in unrealized appreciation/(depreciation) on investments	(41,593)	682,035	193,249	1,506,932
Net increase/(decrease) in net assets resulting from operations	1,483,823	1,529,398	2,276,007	4,141,182

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(1,651,095)	(788,908)	(2,015,078)	(2,374,535)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	9,282,445	19,078,280	3,896,553	10,186,841
Cost of shares redeemed	(19,397,690)	–	(1,219,872)	(12,349,493)
Net increase/(decrease) in net assets from capital transactions	(10,115,245)	19,078,280	2,676,681	(2,162,652)
Increase/(decrease) in net assets	(10,282,517)	19,818,770	2,937,610	(396,005)

NET ASSETS:
Beginning of year	30,461,391	10,642,621	28,171,777	28,567,782
End of year	$20,178,874	$30,461,391	$31,109,387	$28,171,777

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	800,000	300,000	1,860,000	2,010,000
Shares sold	250,000	500,000	260,000	680,000
Shares redeemed	(525,000)	–	(80,000)	(830,000)
Shares outstanding, end of year	525,000	800,000	2,040,000	1,860,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx BB Rated USD High Yield Corporate Bond ETF		BondBloxx B Rated USD High Yield Corporate Bond ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income/(loss)	$12,865,100	$3,618,729	$1,996,657	$1,146,359
Net realized gain/(loss) on investments	1,960,512	(66,191)	(188,686)	(124,812)
Net change in unrealized appreciation/(depreciation) on investments	3,144,938	3,645,457	62,208	958,463
Net increase/(decrease) in net assets resulting from operations	17,970,550	7,197,995	1,870,179	1,980,010

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(11,313,073)	(3,592,728)	(1,900,804)	(1,130,858)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	431,455,948	7,993,265	17,814,565	3,927,365
Cost of shares redeemed	(71,810,738)	–	–	–
Net increase/(decrease) in net assets from capital transactions	359,645,210	7,993,265	17,814,565	3,927,365
Increase/(decrease) in net assets	366,302,687	11,598,532	17,783,940	4,776,517

NET ASSETS:
Beginning of year	60,673,309	49,074,777	17,829,725	13,053,208
End of year	$426,975,996	$60,673,309	$35,613,665	$17,829,725

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	1,500,000	1,300,000	450,000	350,000
Shares sold	10,600,000	200,000	450,000	100,000
Shares redeemed	(1,750,000)	–	–	–
Shares outstanding, end of year	10,350,000	1,500,000	900,000	450,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx CCC Rated USD High Yield Corporate Bond ETF		BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024(1)
OPERATIONS:
Net investment income/(loss)	$16,031,615	$6,236,459	$5,527,720	$1,179,731
Net realized gain/(loss) on investments	1,254,199	(857,965)	600,524	32,225
Net change in unrealized appreciation/(depreciation) on investments	(6,323,597)	4,123,310	1,526,315	486,847
Net increase/(decrease) in net assets resulting from operations	10,962,217	9,501,804	7,654,559	1,698,803

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(14,913,457)	(5,483,094)	(5,124,647)	(919,365)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	228,752,295	86,475,075	145,258,485	62,740,120
Cost of shares redeemed	(75,785,267)	(5,670,525)	(25,415,830)	–
Net increase/(decrease) in net assets from capital transactions	152,967,028	80,804,550	119,842,655	62,740,120
Increase/(decrease) in net assets	149,015,788	84,823,260	122,372,567	63,519,558

NET ASSETS:
Beginning of period	104,503,669	19,680,409	63,519,558	–
End of period	$253,519,457	$104,503,669	$185,892,125	$63,519,558

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,650,000	550,000	1,250,000	–
Shares sold	5,900,000	2,250,000	2,850,000	1,250,000
Shares redeemed	(2,000,000)	(150,000)	(500,000)	–
Shares outstanding, end of period	6,550,000	2,650,000	3,600,000	1,250,000

(1)	Fund commenced operations on January 23, 2024. Shares of BBBS were listed on the NYSE Arca, Inc. on January 25, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx BBB Rated 5-10 Year Corporate Bond ETF		BondBloxx BBB Rated 10+ Year Corporate Bond ETF
	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024(2)	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024(2)
OPERATIONS:
Net investment income/(loss)	$1,386,259	$205,920	$441,112	$249,830
Net realized gain/(loss) on investments	217,652	(1,872)	(152,784)	6,237
Net change in unrealized appreciation/(depreciation) on investments	1,236,167	(9,461)	(49,283)	34,561
Net increase/(decrease) in net assets resulting from operations	2,840,078	194,587	239,045	290,628

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(1,186,980)	(173,530)	(460,219)	(214,645)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	50,745,295	7,595,425	5,004,300	7,328,975
Cost of shares redeemed	(5,146,000)	–	(7,242,320)	–
Net increase/(decrease) in net assets from capital transactions	45,599,295	7,595,425	(2,238,020)	7,328,975
Increase/(decrease) in net assets	47,252,393	7,616,482	(2,459,194)	7,404,958

NET ASSETS:
Beginning of period	7,616,482	–	7,404,958	–
End of period	$54,868,875	$7,616,482	$4,945,764	$7,404,958

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	150,000	–	150,000	–
Shares sold	1,000,000	150,000	100,000	150,000
Shares redeemed	(100,000)	–	(150,000)	–
Shares outstanding, end of period	1,050,000	150,000	100,000	150,000

(2)	Funds commenced operations on January 23, 2024. Shares of BBBI and BBBL were listed on the NYSE Arca, Inc. on January 25, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF		BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income/(loss)	$22,667,139	$13,761,220	$58,344,301	$55,509,311
Net realized gain/(loss) on investments	3,284,311	1,663,979	508,573	1,111,138
Net change in unrealized appreciation/(depreciation) on investments	20,401,624	16,280,703	457,652	1,135,352
Net increase/(decrease) in net assets resulting from operations	46,353,074	31,705,902	59,310,526	57,755,801

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(22,653,806)	(13,454,640)	(55,263,122)	(56,714,301)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	246,136,035	75,504,760	1,372,484,260	641,133,646
Cost of shares redeemed	(10,535,370)	(22,318,460)	(599,186,504)	(839,117,347)
Net increase/(decrease) in net assets from capital transactions	235,600,665	53,186,300	773,297,756	(197,983,701)
Increase/(decrease) in net assets	259,299,933	71,437,562	777,345,160	(196,942,201)

NET ASSETS:
Beginning of year	254,856,330	183,418,768	899,942,800	1,096,885,001
End of year	$514,156,263	$254,856,330	$1,677,287,960	$899,942,800

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	6,050,000	4,750,000	17,870,000	21,810,000
Shares sold	5,750,000	1,850,000	27,300,000	12,760,000
Shares redeemed	(250,000)	(550,000)	(11,900,000)	(16,700,000)
Shares outstanding, end of year	11,550,000	6,050,000	33,270,000	17,870,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg One Year Target Duration US Treasury ETF		BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income/(loss)	$26,745,861	$25,616,717	$5,801,177	$5,222,465
Net realized gain/(loss) on investments	(710,028)	(823,627)	130,133	(365,491)
Net change in unrealized appreciation/(depreciation) on investments	344,020	1,992,594	481,170	1,635,022
Net increase/(decrease) in net assets resulting from operations	26,379,853	26,785,684	6,412,480	6,491,996

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(26,909,933)	(25,788,925)	(5,864,339)	(5,054,888)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	388,203,185	364,720,110	41,956,145	84,523,977
Cost of shares redeemed	(259,954,417)	(359,698,756)	(42,317,572)	(40,461,786)
Net increase/(decrease) in net assets from capital transactions	128,248,768	5,021,354	(361,427)	44,062,191
Increase/(decrease) in net assets	127,718,688	6,018,113	186,714	45,499,299

NET ASSETS:
Beginning of year	533,244,686	527,226,573	150,528,829	105,029,530
End of year	$660,963,374	$533,244,686	$150,715,543	$150,528,829

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	10,720,000	10,600,000	3,050,000	2,150,000
Shares sold	7,830,000	7,350,000	850,000	1,720,000
Shares redeemed	(5,240,000)	(7,230,000)	(860,000)	(820,000)
Shares outstanding, end of year	13,310,000	10,720,000	3,040,000	3,050,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF		BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income/(loss)	$5,740,340	$2,335,059	$6,646,403	$3,162,261
Net realized gain/(loss) on investments	191,082	(246,053)	2,601,969	(431,463)
Net change in unrealized appreciation/(depreciation) on investments	1,909,888	371,980	2,683,693	1,008,714
Net increase/(decrease) in net assets resulting from operations	7,841,310	2,460,986	11,932,065	3,739,512

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(5,438,148)	(2,091,424)	(6,126,084)	(2,880,621)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	139,726,557	74,850,057	895,545,792	95,850,308
Cost of shares redeemed	(46,857,837)	(3,414,716)	(717,966,445)	(11,238,815)
Net increase/(decrease) in net assets from capital transactions	92,868,720	71,435,341	177,579,347	84,611,493
Increase/(decrease) in net assets	95,271,882	71,804,903	183,385,328	85,470,384

NET ASSETS:
Beginning of year	100,725,734	28,920,831	122,003,709	36,533,325
End of year	$195,997,616	$100,725,734	$305,389,037	$122,003,709

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	2,050,000	600,000	2,510,000	780,000
Shares sold	2,840,000	1,520,000	18,320,000	1,960,000
Shares redeemed	(960,000)	(70,000)	(14,680,000)	(230,000)
Shares outstanding, end of year	3,930,000	2,050,000	6,150,000	2,510,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF		BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income/(loss)	$5,922,216	$4,879,225	$23,091,471	$6,749,206
Net realized gain/(loss) on investments	1,356,315	1,581,129	5,199,008	736,813
Net change in unrealized appreciation/(depreciation) on investments	2,508,042	1,725,277	9,209,225	3,397,988
Net increase/(decrease) in net assets resulting from operations	9,786,573	8,185,631	37,499,704	10,884,007

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(5,774,638)	(4,558,289)	(21,151,511)	(6,063,656)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	117,986,790	115,311,800	807,119,293	223,876,177
Cost of shares redeemed	(57,801,709)	(62,758,450)	(265,181,451)	(35,263,199)
Net increase/(decrease) in net assets from capital transactions	60,185,081	52,553,350	541,937,842	188,612,978
Increase/(decrease) in net assets	64,197,016	56,180,692	558,286,035	193,433,329

NET ASSETS:
Beginning of year	109,831,219	53,650,527	236,043,777	42,610,448
End of year	$174,028,235	$109,831,219	$794,329,812	$236,043,777

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	2,320,000	1,190,000	5,100,000	990,000
Shares sold	2,500,000	2,440,000	17,610,000	4,870,000
Shares redeemed	(1,220,000)	(1,310,000)	(5,770,000)	(760,000)
Shares outstanding, end of year	3,600,000	2,320,000	16,940,000	5,100,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF		BondBloxx IR+M Tax-Aware Short Duration ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024(3)
OPERATIONS:
Net investment income/(loss)	$2,873,982	$1,424,676	$6,073,948	$1,549,506
Net realized gain/(loss) on investments	(3,692,846)	(1,982,008)	92,938	(79,673)
Net change in unrealized appreciation/(depreciation) on investments	2,112,556	2,757,832	1,138,759	348,616
Net increase/(decrease) in net assets resulting from operations	1,293,692	2,200,500	7,305,645	1,818,449

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(2,762,120)	(1,309,183)	(5,743,362)	(1,241,375)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	53,875,280	45,412,326	125,420,787	105,341,747
Cost of shares redeemed	(19,061,138)	(17,380,827)	–	–
Net increase/(decrease) in net assets from capital transactions	34,814,142	28,031,499	125,420,787	105,341,747
Increase/(decrease) in net assets	33,345,714	28,922,816	126,983,070	105,918,821

NET ASSETS:
Beginning of period	52,012,310	23,089,494	105,918,821	–
End of period	$85,358,024	$52,012,310	$232,901,891	$105,918,821

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,260,000	630,000	2,100,000	–
Shares sold	1,400,000	1,040,000	2,480,000	2,100,000
Shares redeemed	(500,000)	(410,000)	–	–
Shares outstanding, end of period	2,160,000	1,260,000	4,580,000	2,100,000

(3)	Fund commenced operations on March 12, 2024. Shares of TAXX were listed on the NYSE Arca, Inc. on March 14, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx IR+M Tax-Aware Intermediate Duration ETF	BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	BondBloxx Private Credit CLO ETF
	For the Period Ended October 31, 2025(4)	For the Period Ended October 31, 2025(4)	For the Period Ended October 31, 2025(5)
OPERATIONS:
Net investment income/(loss)	$258,997	$179,670	$6,541,465
Net realized gain/(loss) on investments	(16,864)	(10,099)	(16,613)
Net change in unrealized appreciation/(depreciation) on investments	194,805	136,929	(1,324,750)
Net increase/(decrease) in net assets resulting from operations	436,938	306,500	5,200,102

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(216,391)	(139,521)	(5,896,989)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	15,509,574	13,950,562	172,795,205
Net increase/(decrease) in net assets from capital transactions	15,509,574	13,950,562	172,795,205
Increase/(decrease) in net assets	15,730,121	14,117,541	172,098,318

NET ASSETS:
Beginning of period	–	–	–
End of period	$15,730,121	$14,117,541	$172,098,318

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	–	–	–
Shares sold	310,000	280,000	3,420,000
Shares redeemed	–	–	–
Shares outstanding, end of period	310,000	280,000	3,420,000

(4)	Funds commenced operations on March 11, 2025. Shares of TXXI and TAXM were listed on the NYSE Arca, Inc. on March 13, 2025.
(5)	Fund commenced operations on December 2, 2024. Shares of PCMM were listed on the NASDAQ Stock Market LLC on December 4, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Industrial Sector ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$38.14	$35.52	$35.75	$39.89
Income/(loss) from operations:
Net investment income/(loss)(2)	2.45	2.67	2.65	1.55
Net realized and unrealized gain/(loss) on investments(3)	0.21	2.62	(0.59)	(4.25)
Total income/(loss) from operations	2.66	5.29	2.06	(2.70)

Distributions to shareholders:
Net investment income	(2.47)	(2.67)	(2.29)	(1.44)
Total distributions	(2.47)	(2.67)	(2.29)	(1.44)
Net Asset Value, end of period	$38.33	$38.14	$35.52	$35.75
Market Value, end of period	$38.34	$38.09	$35.60	$35.71
Total Return at Net Asset Value(4)	7.26%	15.31%	5.77%	(6.81)%
Total Return at Market Value(5)	7.43%	14.88%	6.12%	(6.88)%
Net Assets, end of period (millions)	$43.1	$82.0	$40.8	$3.6
Ratios to average net assets:
Expenses	0.35%	0.35%	0.35%	0.35	%(8)
Net investment income/(loss)(6)	6.48%	7.07%	7.23%	5.87	%(8)
Portfolio turnover rate(7)	28%	23%	21%	9%

(1)	Fund commenced operations on February 15, 2022. Shares of XHYI were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with United States generally accepted accounting principles (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$34.82	$32.66	$34.79	$39.65
Income/(loss) from operations:
Net investment income/(loss)(2)	2.66	2.92	2.92	1.54
Net realized and unrealized gain/(loss) on investments(3)	0.21	2.09	(2.60)	(5.05)
Total income/(loss) from operations	2.87	5.01	0.32	(3.51)

Distributions to shareholders:
Net investment income	(2.69)	(2.85)	(2.45)	(1.35)
Total distributions	(2.69)	(2.85)	(2.45)	(1.35)
Net Asset Value, end of period	$35.00	$34.82	$32.66	$34.79
Market Value, end of period	$35.06	$34.89	$32.77	$34.73
Total Return at Net Asset Value(4)	8.64%	16.02%	0.89%	(8.96)%
Total Return at Market Value(5)	8.60%	15.84%	1.39%	(9.03)%
Net Assets, end of period (millions)	$63.0	$107.9	$29.4	$3.5
Ratios to average net assets:
Expenses	0.35%	0.35%	0.35%	0.35	%(8)
Net investment income/(loss)(6)	7.70%	8.53%	8.60%	5.93	%(8)
Portfolio turnover rate(7)	41%	28%	14%	13%

(1)	Fund commenced operations on February 15, 2022. Shares of XHYT were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Healthcare Sector ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$35.20	$31.40	$32.64	$39.84
Income/(loss) from operations:
Net investment income/(loss)(2)	2.42	2.52	2.70	1.62
Net realized and unrealized gain/(loss) on investments	0.78	3.74	(0.94)	(7.58)
Total income/(loss) from operations	3.20	6.26	1.76	(5.96)

Distributions to shareholders:
Net investment income	(2.45)	(2.46)	(3.00)	(1.24)
Total distributions	(2.45)	(2.46)	(3.00)	(1.24)
Net Asset Value, end of period	$35.95	$35.20	$31.40	$32.64
Market Value, end of period	$35.99	$35.15	$31.49	$32.52
Total Return at Net Asset Value(4)	9.52%	20.50%	5.36%	(15.19)%
Total Return at Market Value(5)	9.80%	19.96%	6.03%	(15.47)%
Net Assets, end of period (millions)	$27.0	$47.5	$11.0	$8.2
Ratios to average net assets:
Expenses	0.35%	0.35%	0.35%	0.35	%(8)
Net investment income/(loss)(6)	6.90%	7.20%	8.23%	6.39	%(8)
Portfolio turnover rate(7)	27%	22%	18%	37%

(1)	Fund commenced operations on February 15, 2022. Shares of XHYH were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Financial & REIT Sector ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$37.56	$34.59	$34.99	$39.74
Income/(loss) from operations:
Net investment income/(loss)(2)	2.53	2.72	2.74	1.46
Net realized and unrealized gain/(loss) on investments(3)	0.53	2.96	(0.70)	(4.86)
Total income/(loss) from operations	3.06	5.68	2.04	(3.40)

Distributions to shareholders:
Net investment income	(2.57)	(2.71)	(2.44)	(1.35)
Total distributions	(2.57)	(2.71)	(2.44)	(1.35)
Net Asset Value, end of period	$38.05	$37.56	$34.59	$34.99
Market Value, end of period	$38.08	$37.47	$34.68	$34.99
Total Return at Net Asset Value(4)	8.46%	16.89%	5.91%	(8.65)%
Total Return at Market Value(5)	8.80%	16.29%	6.17%	(8.72)%
Net Assets, end of period (millions)	$33.3	$58.2	$29.4	$3.5
Ratios to average net assets:
Expenses	0.35%	0.35%	0.35%	0.35	%(8)
Net investment income/(loss)(6)	6.76%	7.34%	7.71%	5.57	%(8)
Portfolio turnover rate(7)	37%	43%	32%	21%

(1)	Fund commenced operations on February 15, 2022. Shares of XHYF were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Energy Sector ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$38.79	$37.13	$37.12	$39.62
Income/(loss) from operations:
Net investment income/(loss)(2)	2.55	2.64	2.58	1.62
Net realized and unrealized gain/(loss) on investments(3)	–	1.83	(0.14)	(2.74)
Total income/(loss) from operations	2.55	4.47	2.44	(1.12)

Distributions to shareholders:
Net investment income	(2.54)	(2.81)	(2.43)	(1.38)
Total distributions	(2.54)	(2.81)	(2.43)	(1.38)
Net Asset Value, end of period	$38.80	$38.79	$37.13	$37.12
Market Value, end of period	$38.74	$38.79	$37.23	$36.97
Total Return at Net Asset Value(4)	6.84%	12.32%	6.73%	(2.84)%
Total Return at Market Value(5)	6.66%	11.99%	7.43%	(3.19)%
Net Assets, end of period (millions)	$11.7	$13.7	$20.5	$7.5
Ratios to average net assets:
Expenses	0.35%	0.35%	0.35%	0.35	%(8)
Net investment income/(loss)(6)	6.62%	6.77%	6.85%	6.03	%(8)
Portfolio turnover rate(7)	28%	41%	37%	21%

(1)	Fund commenced operations on February 15, 2022. Shares of XHYE were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$37.54	$34.95	$34.63	$39.87
Income/(loss) from operations:
Net investment income/(loss)(2)	2.44	2.59	2.70	1.57
Net realized and unrealized gain/(loss) on investments	(0.02)	2.55	0.02	(5.49)
Total income/(loss) from operations	2.42	5.14	2.72	(3.92)

Distributions to shareholders:
Net investment income	(2.48)	(2.55)	(2.40)	(1.32)
Total distributions	(2.48)	(2.55)	(2.40)	(1.32)
Net Asset Value, end of period	$37.48	$37.54	$34.95	$34.63
Market Value, end of period	$37.48	$37.47	$35.03	$34.45
Total Return at Net Asset Value(4)	6.71%	15.09%	7.98%	(9.96)%
Total Return at Market Value(5)	6.90%	14.60%	8.77%	(10.54)%
Net Assets, end of period (millions)	$30.9	$71.3	$22.7	$6.9
Ratios to average net assets:
Expenses	0.35%	0.35%	0.35%	0.35	%(8)
Net investment income/(loss)(6)	6.57%	6.92%	7.53%	6.05	%(8)
Portfolio turnover rate(7)	38%	37%	24%	12%

(1)	Fund commenced operations on February 15, 2022. Shares of XHYC were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$38.08	$35.48	$35.66	$39.80
Income/(loss) from operations:
Net investment income/(loss)(2)	2.26	2.45	2.31	1.44
Net realized and unrealized gain/(loss) on investments(3)	0.36	2.58	(0.40)	(4.33)
Total income/(loss) from operations	2.62	5.03	1.91	(2.89)

Distributions to shareholders:
Net investment income	(2.26)	(2.43)	(2.09)	(1.25)
Total distributions	(2.26)	(2.43)	(2.09)	(1.25)
Net Asset Value, end of period	$38.44	$38.08	$35.48	$35.66
Market Value, end of period	$38.44	$38.09	$35.62	$35.62
Total Return at Net Asset Value(4)	7.16%	14.54%	5.40%	(7.32)%
Total Return at Market Value(5)	7.12%	14.10%	5.92%	(7.55)%
Net Assets, end of period (millions)	$20.2	$30.5	$10.6	$5.3
Ratios to average net assets:
Expenses	0.35%	0.35%	0.35%	0.35	%(8)
Net investment income/(loss)(6)	5.98%	6.49%	6.34%	5.47	%(8)
Portfolio turnover rate(7)	28%	34%	15%	25%

(1)	Fund commenced operations on February 15, 2022. Shares of XHYD were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

BondBloxx USD High Yield Bond Sector Rotation ETF(9)
For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023(10)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net Asset Value, beginning of period	$15.15	$14.21	$14.62	$14.68	$16.15	$15.72
Income/(loss) from operations:
Net investment income/(loss)(2)	1.00	1.06	0.28	1.06	0.43	0.43
Net realized and unrealized gain/(loss) on investments	0.11	0.97	(0.44)	0.00	(11)	(1.38)	0.36
Total income/(loss) from operations	1.11	2.03	(0.16)	1.06	(0.95)	0.79

Distributions to shareholders:
Net investment income	(1.01)	(1.09)	(0.25)	(1.09)	(0.52)	(0.36)
Return of capital	–	–	–	(0.03)	(0.00	)(11)	–
Total distributions	(1.01)	(1.09)	(0.25)	(1.12)	(0.52)	(0.36)
Net Asset Value, end of period	$15.25	$15.15	$14.21	$14.62	$14.68	$16.15
Market Value, end of period	$15.26	$15.17	$14.16	$14.66	$14.72	$16.14
Total Return at Net Asset Value(4)	7.63%	14.75%	(1.14)%	7.44%	(6.07)%	5.08%
Total Return at Market Value(5)	7.56%	15.31%	(1.70)%	7.44%	(5.76)%	4.82%
Net Assets, end of period (millions)	$31.1	$28.2	$28.6	$26.3	$33.8	$43.6
Ratios to average net assets:
Gross operating expenses	0.76	%(12)	0.75	%(12)	0.90	%(8)(12)	1.31%	0.76%	1.36%
Excluded from Expense Cap - Expedited settlement facility fees	–%	–%	–%	–%	0.01%	0.11%
Total operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.20	%(12)	0.20	%(12)	0.41	%(8)(12)	0.55%	0.56%	0.66%
Net investment income/(loss)(6)	6.65%	7.13%	5.80	%(8)	7.18%	2.73%	2.68%
Portfolio turnover rate(7)	28%	25%	107	%(13)	123%	157%	215%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(9)	The Fund acquired the assets and liabilities of the Predecessor ETF, a series of the NexPoint Funds I, at the close of business on September 15, 2023. As a result of the reorganization, the Fund is the accounting successor of the Predecessor ETF. Financial information above for the periods prior to September 16, 2023, reflect the performance of the Predecessor ETF. Prior to September 16, 2023, the Predecessor ETF had a different investment adviser, had a different investment objective and policies, and was a passively-managed fund that sought to track the performance of the Markit iBoxx USD Liquid Leveraged Loan Index.
(10)	Fiscal year end changed from June 30, 2023 to October 31, 2023.
(11)	Amount represents less than $0.005 per share.
(12)	Does not include expenses of the investment companies in which the Fund invests.
(13)	Portfolio turnover rate related to the change in investment strategy and re-balancing is 107%.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx BB Rated USD High Yield Corporate Bond ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(14)
Net Asset Value, beginning of period	$40.45	$37.75	$38.53	$40.17
Income/(loss) from operations:
Net investment income/(loss)(2)	2.44	2.57	2.48	1.04
Net realized and unrealized gain/(loss) on investments	0.66	2.69	(0.82)	(1.87)
Total income/(loss) from operations	3.10	5.26	1.66	(0.83)

Distributions to shareholders:
Net investment income	(2.30)	(2.56)	(2.44)	(0.81)
Total distributions	(2.30)	(2.56)	(2.44)	(0.81)
Net Asset Value, end of period	$41.25	$40.45	$37.75	$38.53
Market Value, end of period	$41.44	$40.53	$37.86	$38.47
Total Return at Net Asset Value(4)	7.94%	14.26%	4.33%	(2.07)%
Total Return at Market Value(5)	8.21%	14.13%	4.78%	(5.57)%
Net Assets, end of period (millions)	$427.0	$60.7	$49.1	$42.4
Ratios to average net assets:
Expenses	0.20%	0.20%	0.20%	0.20	%(8)
Net investment income/(loss)(6)	5.98%	6.42%	6.40%	6.03	%(8)
Portfolio turnover rate(7)	39%	39%	29%	13%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(14)	Fund commenced operations on May 24, 2022. Shares of XBB were listed on the NYSE Arca, Inc. on May 26, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx B Rated USD High Yield Corporate Bond ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(14)
Net Asset Value, beginning of period	$39.62	$37.29	$38.39	$40.08
Income/(loss) from operations:
Net investment income/(loss)(2)	2.86	3.08	3.13	1.35
Net realized and unrealized gain/(loss) on investments	(0.13)	2.34	(1.11)	(1.94)
Total income/(loss) from operations	2.73	5.42	2.02	(0.59)

Distributions to shareholders:
Net investment income	(2.78)	(3.09)	(3.12)	(1.10)
Total distributions	(2.78)	(3.09)	(3.12)	(1.10)
Net Asset Value, end of period	$39.57	$39.62	$37.29	$38.39
Market Value, end of period	$39.57	$39.66	$37.39	$38.33
Total Return at Net Asset Value(4)	7.19%	14.98%	5.35%	(1.45)%
Total Return at Market Value(5)	7.07%	14.76%	5.77%	(5.16)%
Net Assets, end of period (millions)	$35.6	$17.8	$13.1	$11.5
Ratios to average net assets:
Expenses	0.30%	0.30%	0.30%	0.30	%(8)
Net investment income/(loss)(6)	7.26%	7.84%	8.15%	7.87	%(8)
Portfolio turnover rate(7)	45%	55%	31%	8%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(14)	Fund commenced operations on May 24, 2022. Shares of XB were listed on the NYSE Arca, Inc. on May 26, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx CCC Rated USD High Yield Corporate Bond ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(14)
Net Asset Value, beginning of period	$39.44	$35.78	$37.50	$40.00
Income/(loss) from operations:
Net investment income/(loss)(2)	4.04	4.44	4.56	1.99
Net realized and unrealized gain/(loss) on investments	(0.83)	3.42	(1.77)	(3.01)
Total income/(loss) from operations	3.21	7.86	2.79	(1.02)

Distributions to shareholders:
Net investment income	(3.94)	(4.20)	(4.51)	(1.48)
Total distributions	(3.94)	(4.20)	(4.51)	(1.48)
Net Asset Value, end of period	$38.71	$39.44	$35.78	$37.50
Market Value, end of period	$38.68	$39.49	$35.83	$37.45
Total Return at Net Asset Value(4)	8.69%	23.14%	7.66%	(2.59)%
Total Return at Market Value(5)	8.44%	23.07%	7.91%	(5.63)%
Net Assets, end of period (millions)	$253.5	$104.5	$19.7	$11.2
Ratios to average net assets:
Expenses	0.40%	0.40%	0.40%	0.40	%(8)
Net investment income/(loss)(6)	10.45%	11.57%	12.21%	11.58	%(8)
Portfolio turnover rate(7)	60%	49%	25%	12%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(14)	Fund commenced operations on May 24, 2022. Shares of XCCC were listed on the NYSE Arca, Inc. on May 26, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx BBB Rated 1-5 Year Corporate Bond ETF			BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024(15)		For the Year Ended October 31, 2025	For the Period Ended October 31, 2024(15)
Net Asset Value, beginning of period	$50.82	$50.15		$50.78	$50.02
Income/(loss) from operations:
Net investment income/(loss)(2)	2.42	2.00		2.60	1.98
Net realized and unrealized gain/(loss) on investments	0.75	0.21		1.43	0.46
Total income/(loss) from operations	3.17	2.21		4.03	2.44

Distributions to shareholders:
Net investment income	(2.35)	(1.54)		(2.55)	(1.68)
Total distributions	(2.35)	(1.54)		(2.55)	(1.68)
Net Asset Value, end of period	$51.64	$50.82		$52.26	$50.78
Market Value, end of period	$51.67	$50.83		$52.20	$50.72
Total Return at Net Asset Value(4)	6.41%	4.47%		8.18%	4.96%
Total Return at Market Value(5)	6.45%	4.31%		8.19%	4.48%
Net Assets, end of period (millions)	$185.9	$63.5		$54.9	$7.6
Ratios to average net assets:
Expenses	0.19%	0.19	%(8)	0.19%	0.19	%(8)
Net investment income/(loss)(6)	4.72%	5.07	%(8)	5.02%	5.03	%(8)
Portfolio turnover rate(7)	34%	21%		45%	27%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(15)	Funds commenced operations on January 23, 2024. Shares of BBBS and BBBI were listed on the NYSE Arca, Inc. on January 25, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx BBB Rated 10+ Year Corporate Bond ETF
	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024(15)
Net Asset Value, beginning of period	$49.37	$49.54
Income/(loss) from operations:
Net investment income/(loss)(2)	2.73	2.15
Net realized and unrealized gain/(loss) on investments(3)	0.14	(0.52)
Total income/(loss) from operations	2.87	1.63

Distributions to shareholders:
Net investment income	(2.78)	(1.80)
Total distributions	(2.78)	(1.80)
Net Asset Value, end of period	$49.46	$49.37
Market Value, end of period	$49.36	$49.26
Total Return at Net Asset Value(4)	6.11%	3.37%
Total Return at Market Value(5)	6.14%	2.50%
Net Assets, end of period (millions)	$4.9	$7.4
Ratios to average net assets:
Expenses	0.19%	0.19	%(8)
Net investment income/(loss)(6)	5.66%	5.56	%(8)
Portfolio turnover rate(7)	28%	25%

(2)	Based on average daily shares outstanding.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(15)	Fund commenced operations on January 23, 2024. Shares of BBBL were listed on the NYSE Arca, Inc. on January 25, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(16)
Net Asset Value, beginning of period	$42.13	$38.61	$37.91	$40.00
Income/(loss) from operations:
Net investment income/(loss)(2)	2.67	2.60	2.52	0.83
Net realized and unrealized gain/(loss) on investments	2.47	3.50	0.68	(2.32)
Total income/(loss) from operations	5.14	6.10	3.20	(1.49)

Distributions to shareholders:
Net investment income	(2.75)	(2.58)	(2.50)	(0.60)
Total distributions	(2.75)	(2.58)	(2.50)	(0.60)
Net Asset Value, end of period	$44.52	$42.13	$38.61	$37.91
Market Value, end of period	$44.57	$42.14	$38.61	$37.67
Total Return at Net Asset Value(4)	12.72%	16.21%	8.50%	(3.78)%
Total Return at Market Value(5)	12.81%	16.22%	9.17%	(4.32)%
Net Assets, end of period (millions)	$514.2	$254.9	$183.4	$168.7
Ratios to average net assets:
Expenses	0.29%	0.29%	0.29%	0.29	%(8)
Net investment income/(loss)(6)	6.23%	6.31%	6.37%	6.09	%(8)
Portfolio turnover rate(7)	28%	22%	23%	9%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(16)	Fund commenced operations on June 28, 2022. Shares of XEMD were listed on the Cboe BZX, Inc. on June 30, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(17)
Net Asset Value, beginning of period	$50.36	$50.29	$50.09	$50.00
Income/(loss) from operations:
Net investment income/(loss)(2)	2.11	2.55	2.53	0.25
Net realized and unrealized gain/(loss) on investments	0.02	0.10	(0.30)	(0.16)
Total income/(loss) from operations	2.13	2.65	2.23	0.09

Distributions to shareholders:
Net investment income	(2.08)	(2.58)	(2.03)	–
Total distributions	(2.08)	(2.58)	(2.03)	–
Net Asset Value, end of period	$50.41	$50.36	$50.29	$50.09
Market Value, end of period	$50.42	$50.36	$50.31	$50.13
Total Return at Net Asset Value(4)	4.32%	5.41%	4.55%	0.18%
Total Return at Market Value(5)	4.34%	5.36%	4.50%	0.22%
Net Assets, end of period (millions)	$1,677.3	$899.9	$1,096.9	$50.1
Ratios to average net assets:
Expenses	0.03%	0.03%	0.03%	0.03	%(8)
Net investment income/(loss)(6)	4.17%	5.09%	5.02%	3.53	%(8)
Portfolio turnover rate(7)	–%	–%	–%	24%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(17)	Fund commenced operations on September 13, 2022. Shares of XHLF were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg One Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(17)
Net Asset Value, beginning of period	$49.74	$49.74	$49.90	$50.00
Income/(loss) from operations:
Net investment income/(loss)(2)	2.19	2.59	2.51	0.27
Net realized and unrealized gain/(loss) on investments	(0.03)	0.08	(0.56)	(0.37)
Total income/(loss) from operations	2.16	2.67	1.95	(0.10)

Distributions to shareholders:
Net investment income	(2.24)	(2.67)	(2.11)	–
Total distributions	(2.24)	(2.67)	(2.11)	–
Net Asset Value, end of period	$49.66	$49.74	$49.74	$49.90
Market Value, end of period	$49.67	$49.74	$49.76	$49.91
Total Return at Net Asset Value(4)	4.45%	5.52%	4.01%	(0.20)%
Total Return at Market Value(5)	4.47%	5.47%	4.02%	(0.14)%
Net Assets, end of period (millions)	$661.0	$533.2	$527.2	$39.4
Ratios to average net assets:
Expenses	0.03%	0.03%	0.03%	0.03	%(8)
Net investment income/(loss)(6)	4.42%	5.23%	5.00%	3.83	%(8)
Portfolio turnover rate(7)	69%	66%	85%	19%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(17)	Fund commenced operations on September 13, 2022. Shares of XONE were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(17)
Net Asset Value, beginning of period	$49.35	$48.85	$49.49	$49.94
Income/(loss) from operations:
Net investment income/(loss)(2)	2.10	2.23	2.09	0.26
Net realized and unrealized gain/(loss) on investments	0.27	0.54	(0.75)	(0.71)
Total income/(loss) from operations	2.37	2.77	1.34	(0.45)

Distributions to shareholders:
Net investment income	(2.14)	(2.27)	(1.98)	–
Total distributions	(2.14)	(2.27)	(1.98)	–
Net Asset Value, end of period	$49.58	$49.35	$48.85	$49.49
Market Value, end of period	$49.58	$49.37	$48.87	$49.48
Total Return at Net Asset Value(4)	4.93%	5.79%	2.76%	(0.90)%
Total Return at Market Value(5)	4.88%	5.79%	2.82%	(0.74)%
Net Assets, end of period (millions)	$150.7	$150.5	$105.0	$36.6
Ratios to average net assets:
Expenses	0.05%	0.05%	0.05%	0.05	%(8)
Net investment income/(loss)(6)	4.26%	4.53%	4.21%	3.74	%(8)
Portfolio turnover rate(7)	55%	66%	68%	12%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(17)	Fund commenced operations on September 13, 2022. Shares of XTWO were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(17)
Net Asset Value, beginning of period	$49.13	$48.20	$49.14	$49.86
Income/(loss) from operations:
Net investment income/(loss)(2)	2.00	2.16	1.99	0.28
Net realized and unrealized gain/(loss) on investments	0.68	0.83	(0.92)	(1.00)
Total income/(loss) from operations	2.68	2.99	1.07	(0.72)

Distributions to shareholders:
Net investment income	(1.94)	(2.06)	(2.01)	–
Total distributions	(1.94)	(2.06)	(2.01)	–
Net Asset Value, end of period	$49.87	$49.13	$48.20	$49.14
Market Value, end of period	$49.88	$49.11	$48.21	$49.12
Total Return at Net Asset Value(4)	5.58%	6.30%	2.18%	(1.44)%
Total Return at Market Value(5)	5.64%	6.24%	2.24%	(1.25)%
Net Assets, end of period (millions)	$196.0	$100.7	$28.9	$20.1
Ratios to average net assets:
Expenses	0.05%	0.05%	0.05%	0.05	%(8)
Net investment income/(loss)(6)	4.04%	4.39%	4.05%	3.99	%(8)
Portfolio turnover rate(7)	56%	72%	80%	20%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(17)	Fund commenced operations on September 13, 2022. Shares of XTRE were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(17)
Net Asset Value, beginning of period	$48.61	$46.84	$48.40	$49.77
Income/(loss) from operations:
Net investment income/(loss)(2)	1.90	1.97	1.83	0.24
Net realized and unrealized gain/(loss) on investments	1.18	1.68	(1.56)	(1.61)
Total income/(loss) from operations	3.08	3.65	0.27	(1.37)

Distributions to shareholders:
Net investment income	(2.03)	(1.88)	(1.83)	–
Total distributions	(2.03)	(1.88)	(1.83)	–
Net Asset Value, end of period	$49.66	$48.61	$46.84	$48.40
Market Value, end of period	$49.67	$48.62	$46.86	$48.36
Total Return at Net Asset Value(4)	6.48%	7.88%	0.46%	(2.75)%
Total Return at Market Value(5)	6.48%	7.85%	0.59%	(2.50)%
Net Assets, end of period (millions)	$305.4	$122.0	$36.5	$20.3
Ratios to average net assets:
Expenses	0.05%	0.05%	0.05%	0.05	%(8)
Net investment income/(loss)(6)	3.94%	4.03%	3.73%	3.49	%(8)
Portfolio turnover rate(7)	81%	95%	88%	8%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(17)	Fund commenced operations on September 13, 2022. Shares of XFIV were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(17)
Net Asset Value, beginning of period	$47.34	$45.08	$47.75	$49.70
Income/(loss) from operations:
Net investment income/(loss)(2)	1.98	2.00	1.77	0.23
Net realized and unrealized gain/(loss) on investments	1.02	2.10	(2.66)	(2.18)
Total income/(loss) from operations	3.00	4.10	(0.89)	(1.95)

Distributions to shareholders:
Net investment income	(2.00)	(1.84)	(1.78)	–
Total distributions	(2.00)	(1.84)	(1.78)	–
Net Asset Value, end of period	$48.34	$47.34	$45.08	$47.75
Market Value, end of period	$48.33	$47.32	$45.13	$47.68
Total Return at Net Asset Value(4)	6.50%	9.15%	(2.04)%	(3.92)%
Total Return at Market Value(5)	6.52%	8.98%	(1.79)%	(3.75)%
Net Assets, end of period (millions)	$174.0	$109.8	$53.7	$20.5
Ratios to average net assets:
Expenses	0.05%	0.05%	0.05%	0.05	%(8)
Net investment income/(loss)(6)	4.17%	4.21%	3.65%	3.45	%(8)
Portfolio turnover rate(7)	62%	71%	64%	19%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(17)	Fund commenced operations on September 13, 2022. Shares of XSVN were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(17)
Net Asset Value, beginning of period	$46.28	$43.04	$46.67	$49.74
Income/(loss) from operations:
Net investment income/(loss)(2)	2.01	1.98	1.81	0.23
Net realized and unrealized gain/(loss) on investments	0.48	3.11	(3.64)	(3.30)
Total income/(loss) from operations	2.49	5.09	(1.83)	(3.07)

Distributions to shareholders:
Net investment income	(1.88)	(1.85)	(1.80)	–
Total distributions	(1.88)	(1.85)	(1.80)	–
Net Asset Value, end of period	$46.89	$46.28	$43.04	$46.67
Market Value, end of period	$46.91	$46.27	$43.09	$46.60
Total Return at Net Asset Value(4)	5.54%	11.91%	(4.23)%	(6.17)%
Total Return at Market Value(5)	5.61%	11.76%	(3.98)%	(6.03)%
Net Assets, end of period (millions)	$794.3	$236.0	$42.6	$20.1
Ratios to average net assets:
Expenses	0.075%	0.075%	0.075%	0.075	%(8)
Net investment income/(loss)(6)	4.35%	4.22%	3.82%	3.44	%(8)
Portfolio turnover rate(7)	38%	40%	84%	12%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(17)	Fund commenced operations on September 13, 2022. Shares of XTEN were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(17)
Net Asset Value, beginning of period	$41.28	$36.65	$43.65	$49.78
Income/(loss) from operations:
Net investment income/(loss)(2)	1.82	1.81	1.74	0.23
Net realized and unrealized gain/(loss) on investments	(1.80)	4.61	(6.98)	(6.36)
Total income/(loss) from operations	0.02	6.42	(5.24)	(6.13)

Distributions to shareholders:
Net investment income	(1.78)	(1.79)	(1.76)	–
Total distributions	(1.78)	(1.79)	(1.76)	–
Net Asset Value, end of period	$39.52	$41.28	$36.65	$43.65
Market Value, end of period	$39.54	$41.23	$36.74	$43.62
Total Return at Net Asset Value(4)	0.19%	17.56%	(12.73)%	(12.31)%
Total Return at Market Value(5)	0.35%	17.13%	(12.45)%	(12.66)%
Net Assets, end of period (millions)	$85.4	$52.0	$23.1	$21.4
Ratios to average net assets:
Expenses	0.125%	0.125%	0.125%	0.125	%(8)
Net investment income/(loss)(6)	4.67%	4.25%	3.81%	3.54	%(8)
Portfolio turnover rate(7)	99%	151%	93%	45%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(17)	Fund commenced operations on September 13, 2022. Shares of XTWY were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx IR+M Tax-Aware Short Duration ETF			BondBloxx IR+M Tax-Aware Intermediate Duration ETF		BondBloxx IR+M Tax- Aware ETF for Massachusetts Residents		BondBloxx Private Credit CLO ETF
	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024(18)		For the Period Ended October 31, 2025(19)		For the Period Ended October 31, 2025(19)		For the Period Ended October 31, 2025(20)
Net Asset Value, beginning of period	$50.44	$50.00		$50.00		$50.00		$50.00
Income/(loss) from operations:
Net investment income/(loss)(2)	1.88	1.21		1.19		1.12		3.20
Net realized and unrealized gain/ (loss) on investments	0.35	0.15		0.53		0.24		(0.18)
Total income/(loss) from operations	2.23	1.36		1.72		1.36		3.02

Distributions to shareholders:
Net investment income	(1.82)	(0.92)		(0.98)		(0.94)		(2.70)
Total distributions	(1.82)	(0.92)		(0.98)		(0.94)		(2.70)
Net Asset Value, end of period	$50.85	$50.44		$50.74		$50.42		$50.32
Market Value, end of period	$50.85	$50.44		$50.80		$50.50		$50.44
Total Return at Net Asset Value(4)	4.50%	2.75%		3.51%		2.79%		6.18%
Total Return at Market Value(5)	4.33%	2.93%		3.79%		3.28%		5.76%
Net Assets, end of period (millions)	$232.9	$105.9		$15.7		$14.1		$172.1
Ratios to average net assets:
Expenses	0.35%	0.35	%(8)	0.35	%(8)	0.35	%(8)	0.68	%(8)
Net investment income/(loss)(6)	3.70%	3.73	%(8)	3.72	%(8)	3.51	%(8)	6.91	%(8)
Portfolio turnover rate(7)	24%	18%		14%		17%		19%

(2)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(5)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Annualized.
(18)	Fund commenced operations on March 12, 2024. Shares of TAXX were listed on the NYSE Arca, Inc. on March 14, 2024.
(19)	Funds commenced operations on March 11, 2025. Shares of TXXI and TAXM were listed on the NYSE Arca, Inc. on March 13, 2025.
(20)	Fund commenced operations on December 2, 2024. Shares of PCMM were listed on the NASDAQ Stock Market LLC on December 4, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Notes to the Financial Statements

October 31, 2025

1.	ORGANIZATION

The BondBloxx ETF Trust (the “Trust”) is a Delaware statutory trust organized on August 20, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s shares are registered under the Securities Act of 1933, as amended. The Trust currently consists of Bond shares of twenty-seven separate active series: BondBloxx USD High Yield Bond Industrial Sector ETF, BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF, BondBloxx USD High Yield Bond Healthcare Sector ETF, BondBloxx USD High Yield Bond Financial & REIT Sector ETF, BondBloxx USD High Yield Bond Energy Sector ETF, BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF, BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF, BondBloxx USD High Yield Bond Sector Rotation ETF, BondBloxx BB Rated USD High Yield Corporate Bond ETF, BondBloxx B Rated USD High Yield Corporate Bond ETF, BondBloxx CCC Rated USD High Yield Corporate Bond ETF, BondBloxx BBB Rated 1-5 Year Corporate Bond ETF, BondBloxx BBB Rated 5-10 Year Corporate Bond ETF, BondBloxx BBB Rated 10+ Year Corporate Bond ETF, BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF, BondBloxx Bloomberg Six Month Target Duration US Treasury ETF, BondBloxx Bloomberg One Year Target Duration US Treasury ETF, BondBloxx Bloomberg Two Year Target Duration US Treasury ETF, BondBloxx Bloomberg Three Year Target Duration US Treasury ETF, BondBloxx Bloomberg Five Year Target Duration US Treasury ETF, BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF, BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF, BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF, BondBloxx IR+M Tax-Aware Short Duration ETF, BondBloxx IR+M Tax-Aware Intermediate Duration ETF, BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents and BondBloxx Private Credit CLO ETF (each, a “Fund” and collectively, the “Funds”). Each series operates as an exchange-traded fund (“ETF”). BondBloxx USD High Yield Bond Sector Rotation ETF (HYSA) operates as a “fund of funds,” meaning that it primarily invests its assets in securities of other ETFs. The following table summarizes the classification as “non-diversified” and “diversified” funds under the 1940 Act, as of October 31, 2025.

Fund Name	Diversified/Non-diversified
BondBloxx USD High Yield Bond Industrial Sector ETF	Diversified
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	Diversified
BondBloxx USD High Yield Bond Healthcare Sector ETF	Non-diversified
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	Diversified
BondBloxx USD High Yield Bond Energy Sector ETF	Diversified
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	Diversified
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	Diversified
BondBloxx USD High Yield Bond Sector Rotation ETF	Non-diversified
BondBloxx BB Rated USD High Yield Corporate Bond ETF	Diversified
BondBloxx B Rated USD High Yield Corporate Bond ETF	Diversified
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	Diversified
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	Non-diversified
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	Non-diversified
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	Non-diversified
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	Diversified
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	Diversified
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	Diversified
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	Diversified

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

Fund Name	Diversified/Non-diversified
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	Diversified
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	Diversified
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	Diversified
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	Diversified
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	Diversified
BondBloxx IR+M Tax-Aware Short Duration ETF	Diversified
BondBloxx IR+M Tax-Aware Intermediate Duration ETF	Diversified
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	Diversified
BondBloxx Private Credit CLO ETF	Non-diversified

Each Fund is managed by BondBloxx Investment Management Corporation (“BIM” or “Adviser”) and, unless otherwise noted, generally seeks to track the investment results of each applicable Index (the “Index”). The following table details the applicable Index and commencement of operations of each Fund. Each Index models the performance of the bonds of issuers within a particular sector or group of sectors.

Fund Name	Actual Index	Commencement of Operations
BondBloxx USD High Yield Bond Industrial Sector ETF	ICE Diversified US Cash Pay High Yield Core Industrial Index	February 15, 2022
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index	February 15, 2022
BondBloxx USD High Yield Bond Healthcare Sector ETF	ICE Diversified US Cash Pay High Yield Healthcare Index	February 15, 2022
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	ICE Diversified US Cash Pay High Yield Financial & REIT Index	February 15, 2022
BondBloxx USD High Yield Bond Energy Sector ETF	ICE Diversified US Cash Pay High Yield Energy Index	February 15, 2022
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	ICE Diversified US Cash Pay High Yield Consumer Cyclical Index	February 15, 2022
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index	February 15, 2022
BondBloxx USD High Yield Bond Sector Rotation ETF	N/A	September 16, 2023*
BondBloxx BB Rated USD High Yield Corporate Bond ETF	ICE BofA BB US Cash Pay High Yield Constrained Index	May 24, 2022
BondBloxx B Rated USD High Yield Corporate Bond ETF	ICE BofA Single-B US Cash Pay High Yield Constrained Index	May 24, 2022
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	ICE CCC US Cash Pay High Yield Constrained Index	May 24, 2022
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	Bloomberg US Corporate BBB 1-5 Year Index	January 23, 2024

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

Fund Name	Actual Index	Commencement of Operations
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	Bloomberg US Corporate BBB 5-10 Year Index	January 23, 2024
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	Bloomberg US Corporate BBB 10+ Year Index	January 23, 2024
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	JP Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index	June 28, 2022
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	Bloomberg US Treasury Six Month Target Duration Index	September 13, 2022
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	Bloomberg US Treasury One Year Target Duration Index	September 13, 2022
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	Bloomberg US Treasury Two Year Target Duration Index	September 13, 2022
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	Bloomberg US Treasury Three Year Target Duration Index	September 13, 2022
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	Bloomberg US Treasury Five Year Target Duration Index	September 13, 2022
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	Bloomberg US Treasury Seven Year Target Duration Index	September 13, 2022
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	Bloomberg US Treasury Ten Year Target Duration Index	September 13, 2022
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	Bloomberg US Treasury Twenty Year Target Duration Index	September 13, 2022
BondBloxx IR+M Tax-Aware Short Duration ETF	N/A	March 12, 2024
BondBloxx IR+M Tax-Aware Intermediate Duration ETF	N/A	March 11, 2025
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	N/A	March 11, 2025
BondBloxx Private Credit CLO ETF	N/A	December 2, 2024

*	Represents the date the Predecessor ETF to BondBloxx USD High Yield Bond Sector Rotation ETF merged into the BondBloxx ETF Trust.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America. Management has determined that each Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies,” for the purpose of financial reporting.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

Security transactions and Income recognition

Security transactions are recorded on a trade date basis. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method and included in interest income. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

Foreign Currency Translation

The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency transactions on the Statements of Operations.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Cash

Cash includes non-restricted cash held with a financial institution.

Investment Valuation

The Net Asset Value per share (“NAV”) of each Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices of the Fund’s assets at the time of closing, provided that (i) any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers and (ii) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange.

Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as the “valuation designee” with respect to the fair valuation of each of the Fund’s portfolio securities. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Adviser that prices received were not reflective of their market values.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

The NAV of each Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

The value of the securities and other assets and liabilities held by each Fund are determined pursuant to valuation policies and procedures approved by the Board of Trustees (the “Board” or “Trustees”) and administered by BIM. BIM serves as the Funds’ valuation designee for purposes of compliance with the Rule 2a-5 under the 1940 Act.

Each Fund values fixed-income portfolio securities at the midpoint between the bid and ask prices, or at current market price quotations provided by dealers, or at prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with valuation policies and procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BIM determines in good faith that such method does not represent fair value.

Shares of underlying ETFs are valued at their most recent closing price on an exchange.

Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.

When market quotations are not readily available or are believed by BIM to be unreliable, each Fund’s investments are valued at fair value. Fair value determinations are made by BIM in accordance with policies and procedures approved by the Board. BIM may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BIM determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets or liabilities held by the Fund.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing, in the absence of readily available and reliable market quotations, may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

■	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

■	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by BIM used in determining the fair value of investments.

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ fair value hierarchy levels as of October 31, 2025:

BondBloxx USD High Yield Bond Industrial Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$42,130,237	$–	$42,130,237
Time Deposits	–	1,019,141	–	1,019,141
Total Investments	$–	$43,149,378	$–	$43,149,378

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$122	$–	$–	$122
Corporate Bonds	–	61,704,681	–	61,704,681
Time Deposits	–	1,542,044	–	1,542,044
Total Investments	$122	$63,246,725	$–	$63,246,847

BondBloxx USD High Yield Bond Healthcare Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$26,420,644	$–	$26,420,644
Time Deposits	–	295,420	–	295,420
Total Investments	$–	$26,716,064	$–	$26,716,064

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$32,597,904	$–	$32,597,904
Time Deposits	–	758,601	–	758,601
Total Investments	$–	$33,356,505	$–	$33,356,505

BondBloxx USD High Yield Bond Energy Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$11,478,818	$–	$11,478,818
Time Deposits	–	361,952	–	361,952
Total Investments	$–	$11,840,770	$–	$11,840,770

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$30,651,430	$–	$30,651,430
Time Deposits	–	330,225	–	330,225
Total Investments	$–	$30,981,655	$–	$30,981,655

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$19,909,657	$–	$19,909,657
Time Deposits	–	153,537	–	153,537
Total Investments	$–	$20,063,194	$–	$20,063,194

BondBloxx USD High Yield Bond Sector Rotation ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$31,083,814	$–	$–	$31,083,814
Time Deposits	–	27,912	–	27,912
Total Investments	$31,083,814	$27,912	$–	$31,111,726

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$420,607,634	$–	$420,607,634
Time Deposits	–	3,744,701	–	3,744,701
Total Investments	$–	$424,352,335	$–	$424,352,335

BondBloxx B Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$34,797,923	$–	$34,797,923
Time Deposits	–	1,168,855	–	1,168,855
Total Investments	$–	$35,966,778	$–	$35,966,778

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$604	$–	$–	$604
Corporate Bonds	–	245,889,970	–	245,889,970
Time Deposits	–	6,882,355	–	6,882,355
Total Investments	$604	$252,772,325	$–	$252,772,929

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$182,911,159	$–	$182,911,159
Time Deposits	–	1,409,058	–	1,409,058
Total Investments	$–	$184,320,217	$–	$184,320,217

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$54,017,333	$–	$54,017,333
Time Deposits	–	168,448	–	168,448
Total Investments	$–	$54,185,781	$–	$54,185,781

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$4,855,028	$–	$4,855,028
Time Deposits	–	22,211	–	22,211
Total Investments	$–	$4,877,239	$–	$4,877,239

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$58,035,899	$–	$58,035,899
Government Agencies and Obligations	–	447,854,140	–	447,854,140
Time Deposits	–	2,819,206	–	2,819,206
Total Investments	$–	$508,709,245	$–	$508,709,245

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$1,668,957,504	$–	$1,668,957,504
Time Deposits	–	112,117,245	–	112,117,245
Total Investments	$–	$1,781,074,749	$–	$1,781,074,749

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$653,479,535	$–	$653,479,535
Time Deposits	–	1,985,061	–	1,985,061
Total Investments	$–	$655,464,596	$–	$655,464,596

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$148,992,118	$–	$148,992,118
Time Deposits	–	495,928	–	495,928
Total Investments	$–	$149,488,046	$–	$149,488,046

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$193,723,126	$–	$193,723,126
Time Deposits	–	497,331	–	497,331
Total Investments	$–	$194,220,457	$–	$194,220,457

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$301,842,623	$–	$301,842,623
Time Deposits	–	773,126	–	773,126
Total Investments	$–	$302,615,749	$–	$302,615,749

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$171,200,655	$–	$171,200,655
Time Deposits	–	141,126	–	141,126
Total Investments	$–	$171,341,781	$–	$171,341,781

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$781,671,295	$–	$781,671,295
Time Deposits	–	513,472	–	513,472
Total Investments	$–	$782,184,767	$–	$782,184,767

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$84,144,987	$–	$84,144,987
Time Deposits	–	150,586	–	150,586
Total Investments	$–	$84,295,573	$–	$84,295,573

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

BondBloxx IR+M Tax-Aware Short Duration ETF

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$16,212,700	$–	$16,212,700
Collateralized Mortgage Obligations	–	13,947,716	–	13,947,716
Corporate Bonds	–	23,277,258	–	23,277,258
Municipal Bonds	–	175,624,927	–	175,624,927
Time Deposits	–	2,167,953	–	2,167,953
Total Investments	$–	$231,230,554	$–	$231,230,554

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$176,795	$–	$176,795
Collateralized Mortgage Obligations	–	671,946	–	671,946
Corporate Bonds	–	879,315	–	879,315
Municipal Bonds	–	13,704,359	–	13,704,359
Time Deposits	–	774,987	–	774,987
Total Investments	$–	$16,207,402	$–	$16,207,402

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$120,745	$–	$120,745
Collateralized Mortgage Obligations	–	139,405	–	139,405
Corporate Bonds	–	431,282	–	431,282
Municipal Bonds	–	13,176,294	–	13,176,294
Time Deposits	–	81,807	–	81,807
Total Investments	$–	$13,949,533	$–	$13,949,533

BondBloxx Private Credit CLO ETF

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$165,956,676	$–	$165,956,676
Corporate Bonds	–	773,152	–	773,152
Time Deposits	–	6,230,004	–	6,230,004
Total Investments	$–	$172,959,832	$–	$172,959,832

Bonds

Each Fund, except HYSA, invests a substantial portion of its assets in U.S. dollar-denominated bonds. A bond is an interest-bearing security issued by a U.S. or non-U.S. company, or U.S. or non-U.S. governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Restricted investments held by the Funds as of October 31, 2025, as applicable, are disclosed in the Notes to Portfolios of Investments.

Securities Issued by U.S. government agencies or government sponsored enterprises are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations. U.S. government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHLMC issue Uniform Mortgage Backed Securities in place of their separate offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and to align the characteristics of FNMA and FHLMC certificates. The Single Security Initiative was launched in June 2019, and as of this time, the long-term effects it may have on the market for TBA and other mortgage-backed securities remains uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

Defaulted Securities

Certain Funds may hold defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when it becomes probable that the interest will not be collected, and the amount of uncollectible interest can be reasonably estimated. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

Time Deposits

The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Portfolio of Investments.

Reclassification

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per Share.

Distribution of Income and Gains

The Funds intend to declare and make distributions of net investment income monthly. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually. Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Organizational and Offering Costs

The Adviser has agreed to bear all organizational and offering expenses for the Funds.

Segment Reporting

The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires incremental disclosures relating to a public entity’s reportable segments. Each Fund operates as a single operating segment, which is an investment portfolio. The Trust’s president and principal executive officer and the Trust’s treasurer and principal financial and accounting officer together serve as each Fund’s chief operating decision maker (“CODM”). Each Fund’s total returns, expense ratios, and changes in net assets, which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment, are consistent with that presented within the Fund’s financial statements and financial highlights. Segment assets are reflected in each Fund’s Statement of Assets and Liabilities as “net assets,” which consist primarily of investment securities, at value, and significant segment expenses are listed in each Fund’s accompanying Statement of Operations.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser furnishes investment management services to the Funds pursuant to an Investment Advisory Agreement with the Trust’s Board on behalf of each Fund, subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended, as of date of these financial statements.

Pursuant to the Investment Advisory Agreement between BIM and the Trust (entered into on behalf of each Fund other than HYSA), BIM is responsible for substantially all expenses of the Funds, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the Trust). For its investment advisory services to HYSA, BIM is paid a management fee from HYSA based on a percentage of the Fund’s average daily net assets at the annual rate of 0.45%. HYSA is responsible for the payment of all operating expenses of the Fund under its Investment Advisory Agreement. Pursuant to an expenses limitation agreement with BIM, BIM has contractually agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and non-affiliated acquired fund fees and expenses) so that the ratio of HYSA’s net total annual operating expenses will not exceed 0.55% through September 18, 2026, subject to recapture as described below (the “Fee Waiver”). The Fee Waiver may be terminated prior to September 18, 2026 only upon written agreement of the Trust and BIM. The Fee Waiver may be modified by BIM to decrease HYSA’s net total annual operating expenses at any time. BIM is also permitted to recapture amounts waived and/or reimbursed within two years after the fiscal year in which BIM waived fees and/or reimbursed expenses if HYSA’s net total annual operating expenses have fallen to a level below the limit described above. In no case will BIM recapture any amount that would result, on any particular business day of HYSA, in HYSA’s expense ratio exceeding both (1) the expense cap in place at the time such amounts were waived and (2) the HYSA’s current expense cap. Affiliated acquired fund fees incurred by HYSA are also waived by BIM in addition to the expense limitation on HYSA expenses. During the period ended October 31, 2025, BIM waived $169,326 of expenses, which includes $105,823 of affiliated acquired fund fees. Affiliated acquired fund fees are not recoupable by BIM in future fiscal periods pursuant to the terms of the expense limitation agreement.

BIM does not intend to recoup amounts identified through October 31, 2025, that are permitted to be recouped in accordance with the preceding paragraph.

As of October 31, 2025, pursuant to the above, fees previously waived and reimbursed by the Investment Adviser that may be subject to possible future reimbursement to the Investment Advisor were as follows for HYSA:

Expiring Fiscal Year Ending October 31, 2026	Expiring Fiscal Year Ending October 31, 2027
$65,320	$63,503

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

For its investment advisory services to the Funds, BIM will be paid a management fee from each Fund based on a percentage of each Fund’s average daily net assets, at the annual rates set forth below:

Fund	Management Fee
BondBloxx USD High Yield Bond Industrial Sector ETF	0.35%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	0.35%
BondBloxx USD High Yield Bond Healthcare Sector ETF	0.35%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	0.35%
BondBloxx USD High Yield Bond Energy Sector ETF	0.35%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	0.35%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	0.35%
BondBloxx USD High Yield Bond Sector Rotation ETF	0.45%
BondBloxx BB Rated USD High Yield Corporate Bond ETF	0.20%
BondBloxx B Rated USD High Yield Corporate Bond ETF	0.30%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	0.40%
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	0.19%
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	0.19%
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	0.19%
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	0.29%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	0.03%
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	0.03%
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	0.075%
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	0.125%
BondBloxx IR+M Tax-Aware Short Duration ETF	0.35%
BondBloxx IR+M Tax-Aware Intermediate Duration ETF	0.35%
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	0.35%
BondBloxx Private Credit CLO ETF	0.68%

BIM may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BIM at any time. Any waivers/reimbursements are not subject to recoupment by the Adviser.

Pursuant to the sub-advisory agreement with Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, Delaware Investments Fund Advisers acted as sub-adviser to HYSA. BIM compensated Delaware for its sub-advisory services out of its management fee. The agreement was terminated by mutual consent as of June 1, 2025.

Pursuant to the sub-advisory agreement with Income Research + Management (“IR+M” or “Sub-Adviser”), a Delaware Corporation, IR+M acts as sub-adviser to TAXX, TXXI and TAXM (the “Tax-Aware Funds”). IR+M is responsible for the day-to-day portfolio management of the Tax-Aware Funds as Sub-Adviser. IR+M specializes in managing U.S. fixed income portfolios for institutional and private clients, as well as managing several U.S. fixed income private investment funds and collective investment trusts for qualified investors. For its services to each Tax-Aware Fund, IR+M is paid a fee by BIM.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

Macquarie Asset Management Credit Advisers US, LLC (“MAMCA”) serves as sub-adviser to BondBloxx Private Credit CLO ETF pursuant to an investment sub-advisory agreement by and among MAMCA, the Trust, on behalf of BondBloxx Private Credit CLO ETF, and BIM. MAMCA is a wholly owned subsidiary of Macquarie Group Limited and a part of Macquarie Asset Management (“MAM”). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited (“Macquarie”). MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities and multi-asset solutions. For its services to BondBloxx Private Credit CLO ETF, MAMCA is paid a fee by BIM. See Note 12 for additional information.

Other Service Providers

Brown Brothers Harriman & Co. (“BBH”) is the Trust administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing custody, administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Foreside Fund Services, LLC (the “Distributor”) is the distributor for the shares of the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

ACA Group provides the Trust with a Chief Compliance Officer.

Ropes & Gray LLP is counsel to the Trust.

Cohen & Company, Ltd. serves as the Trust’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

4.	PURCHASE AND SALE OF FUND SHARES

The Funds will offer, issue and redeem shares (“Shares”) at NAV only in aggregations of a specified number of Shares (each a “Creation Unit”). The Funds may issue and redeem Creation Units of its Shares only to certain authorized participants that have entered into agreements with the Distributor (“Authorized Participants”) in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) (“Deposit Instruments”), together with the deposit of a specified cash payment (“Cash Component”). Shares of the Funds will be listed and trade on NYSE Arca, Inc., Cboe BZX or NASDAQ Stock Market LLC (the “Exchanges”), the national securities exchanges. Shares of the Funds will be traded in the secondary market and elsewhere at market prices that may be at, above or below the Funds’ NAV. Shares will be redeemable only in Creation Units by Authorized Participants, and, generally, in exchange for securities in-kind and/or a cash amount. Creation Units typically are large blocks of a specified number of shares or multiples thereof. In the event of liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit marked to the market value of the omitted Deposit Instruments. These cash deposits may earn interest which may be used to offset certain expenses paid by BIM. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of Securities and Exchange Commission (“SEC”) rules and regulations applicable to management investment companies offering redeemable securities.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

5.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions, U.S. government securities and short-term investments) for the year or period ended October 31, 2025 were as follows:

	Purchases	Sales
BondBloxx USD High Yield Bond Industrial Sector ETF	$17,889,625	$18,778,906
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	36,758,077	38,249,830
BondBloxx USD High Yield Bond Healthcare Sector ETF	9,658,592	10,439,483
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	17,450,457	18,136,713
BondBloxx USD High Yield Bond Energy Sector ETF	3,566,278	3,589,078
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	19,909,618	20,012,381
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	7,734,915	7,467,919
BondBloxx USD High Yield Bond Sector Rotation ETF	8,394,349	8,404,165
BondBloxx BB Rated USD High Yield Corporate Bond ETF	91,601,099	85,159,012
BondBloxx B Rated USD High Yield Corporate Bond ETF	12,233,272	12,035,230
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	93,524,897	90,515,587
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	40,354,655	39,381,175
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	11,909,973	11,893,323
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	2,179,344	2,221,791
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	102,455,977	98,633,642
BondBloxx IR+M Tax-Aware Short Duration ETF	165,705,585	39,112,854
BondBloxx IR+M Tax-Aware Intermediate Duration ETF	16,790,311	1,593,355
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	15,042,552	1,366,281
BondBloxx Private Credit CLO ETF	189,140,735	20,723,675

The cost of purchases and the proceeds from sales of U.S. government securities (excluding in-kind subscriptions and redemptions, investment securities and short-term investments) for the year ended October 31, 2025 were as follows:

	Purchases	Sales
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	$577,728,887	$353,254,597
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	74,241,118	76,549,124
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	80,062,244	81,641,190
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	129,037,640	130,731,597
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	85,993,096	87,548,177
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	202,647,112	205,570,220
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	60,408,457	61,701,431

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

For the year ended October 31, 2025, the costs of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	Purchases	Sales
BondBloxx USD High Yield Bond Industrial Sector ETF	$7,878,530	$44,488,391
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	16,498,509	58,067,683
BondBloxx USD High Yield Bond Healthcare Sector ETF	2,633,958	22,408,406
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	6,285,805	30,164,437
BondBloxx USD High Yield Bond Energy Sector ETF	7,155,353	8,748,126
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	7,123,017	45,196,197
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	9,035,768	19,124,090
BondBloxx USD High Yield Bond Sector Rotation ETF	3,893,235	1,219,050
BondBloxx BB Rated USD High Yield Corporate Bond ETF	419,698,416	68,693,707
BondBloxx B Rated USD High Yield Corporate Bond ETF	17,207,607	–
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	214,859,333	71,912,833
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	142,595,250	25,069,951
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	50,008,035	5,085,472
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	4,942,019	7,112,986
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	237,955,638	9,742,660
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	1,363,393,044	596,905,931
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	384,300,168	257,479,090
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	41,543,818	41,889,077
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	138,512,893	46,462,427
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	887,329,926	710,922,424
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	116,672,387	56,517,126
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	796,564,518	262,359,813
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	53,341,143	18,862,983

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

6.	AFFILIATED TRANSACTIONS

Investments in issuers considered to be affiliates of the fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BondBloxx USD High Yield Bond Sector Rotation ETF

Affiliated Investment Company	Value as of October 31, 2024	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of October 31, 2025	Dividends	Shares as of October 31, 2025
BondBloxx B Rated USD High Yield Corporate Bond ETF	$–	$617,482	$2,916	$–	$(620,398)	$–	$3,634	–
BondBloxx BB Rated USD High Yield Corporate Bond ETF	–	942,358	37	5,722	(9,252)	938,865	2,031	22,656
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	–	1,538,387	1,753	16,098	(325,402)	1,230,836	32,419	31,821
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	3,560,158	1,703,334	(10,541)	4,062	(1,269,702)	3,987,311	269,562	106,389
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	2,508,764	548,832	40,708	(46,818)	(2,505,863)	545,623	134,746	14,196
BondBloxx USD High Yield Bond Energy Sector ETF	2,829,791	1,310,362	(1,527)	21,848	(613,751)	3,546,723	202,708	91,551
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	3,949,306	1,104,493	11,700	61,647	(1,024,560)	4,102,586	291,249	107,749
BondBloxx USD High Yield Bond Healthcare Sector ETF	2,791,909	1,133,469	17,023	48,983	(1,079,373)	2,912,011	173,622	80,911
BondBloxx USD High Yield Bond Industrial Sector ETF	6,792,204	1,609,081	5,079	47,436	(1,087,308)	7,366,492	470,330	192,158
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	5,722,665	1,779,786	4,251	34,271	(1,087,606)	6,453,367	488,614	184,048
	$28,154,797	$12,287,584	$71,399	$193,249	$(9,623,215)	$31,083,814	$2,068,915	831,479

7.	FEDERAL INCOME TAXES

The Funds intend to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Management of the Funds has reviewed tax positions taken in the tax periods that remain subject to examination by all major tax jurisdictions, including federal, and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year or period ended October 31, 2025, the Funds did not incur any interest or penalties.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

At October 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BondBloxx USD High Yield Bond Industrial Sector ETF	$43,066,381	$611,414	$(528,417)	$82,997
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	63,039,599	1,665,703	(1,458,455)	207,248
BondBloxx USD High Yield Bond Healthcare Sector ETF	25,958,023	921,377	(163,336)	758,041
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	32,703,220	730,268	(76,983)	653,285
BondBloxx USD High Yield Bond Energy Sector ETF	11,892,967	183,357	(235,554)	(52,197)
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	30,889,221	518,816	(426,382)	92,434
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	19,956,869	256,036	(149,711)	106,325
BondBloxx USD High Yield Bond Sector Rotation ETF	30,226,560	906,551	(21,385)	885,166
BondBloxx BB Rated USD High Yield Corporate Bond ETF	419,984,378	4,986,942	(618,985)	4,367,957
BondBloxx B Rated USD High Yield Corporate Bond ETF	35,567,511	701,673	(302,406)	399,267
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	256,195,356	4,240,923	(7,663,350)	(3,422,427)
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	182,307,115	2,028,880	(15,778)	2,013,102
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	52,959,664	1,239,913	(13,796)	1,226,117
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	4,896,479	55,836	(75,076)	(19,240)
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	477,511,828	31,688,444	(491,027)	31,197,417
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	1,779,923,914	1,276,606	(125,771)	1,150,835
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	654,415,268	1,152,471	(103,143)	1,049,328
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	148,601,942	895,723	(9,619)	886,104
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	192,525,802	1,708,629	(13,974)	1,694,655
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	300,454,349	2,164,528	(3,128)	2,161,400
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	169,289,014	2,069,898	(17,131)	2,052,767
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	772,686,714	9,498,798	(745)	9,498,053
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	84,423,778	1,465,535	(1,593,740)	(128,205)
BondBloxx IR+M Tax-Aware Short Duration ETF	229,743,179	1,575,114	(87,739)	1,487,375
BondBloxx IR+M Tax-Aware Intermediate Duration ETF	16,012,597	206,752	(11,947)	194,805
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	13,812,604	162,061	(25,132)	136,929
BondBloxx Private Credit CLO ETF	174,477,754	35,555	(1,553,477)	(1,517,922)

The differences between book-basis and tax-basis components of unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sales for tax purposes, and bond premium amortization.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

At October 31, 2025, the components of distributable earnings/loss on tax basis were as follows:

	Undistributed Income	Undistributed Long-term Capital Gains	Accumulated Capital Gains/ (Losses)	Undistributed Tax Exempt Income	Net Unrealized Appreciation/ (Depreciation)	Total Earnings/ (Losses)
BondBloxx USD High Yield Bond Industrial Sector ETF	$226,326	$–	$(198,760)	$–	$82,997	$110,563
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	379,022	–	(556,730)	–	207,248	29,540
BondBloxx USD High Yield Bond Healthcare Sector ETF	153,306	–	(638,922)	–	758,041	272,425
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	174,235	–	(20,112)	–	653,285	807,408
BondBloxx USD High Yield Bond Energy Sector ETF	62,451	–	(180,676)	–	(52,197)	(170,422)
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	162,453	–	(518,818)	–	92,434	(263,931)
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	94,105	–	(228,204)	–	106,325	(27,774)
BondBloxx USD High Yield Bond Sector Rotation ETF	–	–	(59,212,247)	–	885,166	(58,327,081)
BondBloxx BB Rated USD High Yield Corporate Bond ETF	1,875,394	–	(845,140)	–	4,367,957	5,398,211
BondBloxx B Rated USD High Yield Corporate Bond ETF	203,689	–	(550,905)	–	399,267	52,051
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	2,040,119	–	(2,728,879)	–	(3,422,427)	(4,111,187)
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	816,106	–	–	–	2,013,102	2,829,208
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	258,440	–	–	–	1,226,117	1,484,557
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	23,124	–	(41,546)	–	(19,240)	(37,662)
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	2,150,701	1,622,749	–	–	31,197,596	34,971,046
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	6,731,022	–	(1,089,626)	–	1,150,835	6,792,231
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	2,360,578	–	(4,816,228)	–	1,049,328	(1,406,322)
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	530,470	–	(1,406,397)	–	886,104	10,177
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	645,063	–	(525,352)	–	1,694,655	1,814,366
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	925,884	–	(1,828,929)	–	2,161,400	1,258,355
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	569,462	–	(1,208,303)	–	2,052,767	1,413,926
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	2,780,898	–	(1,685,185)	–	9,498,053	10,593,766
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	322,075	–	(9,168,851)	–	(128,205)	(8,974,981)
BondBloxx IR+M Tax-Aware Short Duration ETF	–	6,910	–	645,072	1,487,375	2,139,357
BondBloxx IR+M Tax-Aware Intermediate Duration ETF	–	–	(16,922)	42,664	194,805	220,547
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	–	–	(10,137)	40,187	136,929	166,979
BondBloxx Private Credit CLO ETF	994,421	–	(170,178)	–	(1,517,922)	(693,679)

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

At October 31, 2025, the effect of permanent book/tax reclassifications primarily related to in-kind transactions, and the use of utilization of earnings and profits distributed to shareholders on redemption of shares resulted in increase/(decrease) to the components of net assets as follows:

	Total Distributable Earnings	Paid-in Capital
BondBloxx USD High Yield Bond Industrial Sector ETF	$532,954	$(532,954)
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	149,258	(149,258)
BondBloxx USD High Yield Bond Healthcare Sector ETF	199,743	(199,743)
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	(513,622)	513,622
BondBloxx USD High Yield Bond Energy Sector ETF	193,595	(193,595)
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	653,948	(653,948)
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	(57,226)	57,226
BondBloxx USD High Yield Bond Sector Rotation ETF	(54,931)	54,931
BondBloxx BB Rated USD High Yield Corporate Bond ETF	(2,010,734)	2,010,734
BondBloxx B Rated USD High Yield Corporate Bond ETF	–	–
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	(2,570,441)	2,570,441
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	(480,142)	480,142
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	(189,598)	189,598
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	107,529	(107,529)
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	(565,702)	565,702
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	(683,549)	683,549
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	(715,247)	715,247
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	(236,023)	236,023
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	(46,236)	46,236
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	(2,928,791)	2,928,791
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	(1,232,027)	1,232,027
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	(4,839,621)	4,839,621
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	(72,958)	72,958
BondBloxx IR+M Tax-Aware Short Duration ETF	–	–
BondBloxx IR+M Tax-Aware Intermediate Duration ETF	–	–
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	–	–
BondBloxx Private Credit CLO ETF	3,208	(3,208)

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

The tax character of distributions paid during the period indicated was as follows:

	Year Ended October 31, 2025			Year Ended October 31, 2024
	Ordinary Income*	Tax-Exempt Income	Long-Term Capital Gain	Ordinary Income*	Long-Term Capital Gain
BondBloxx USD High Yield Bond Industrial Sector ETF	$4,315,894	$–	$–	$4,150,759	$–
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	7,428,315	–	–	3,279,475	–
BondBloxx USD High Yield Bond Healthcare Sector ETF	2,642,882	–	–	2,329,068	–
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	3,334,279	–	–	3,043,682	–
BondBloxx USD High Yield Bond Energy Sector ETF	870,674	–	–	2,889,467	–
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	3,645,163	–	–	2,907,383	–
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	1,651,095	–	–	788,908	–
BondBloxx USD High Yield Bond Sector Rotation ETF	2,015,078	–	–	2,374,535	–
BondBloxx BB Rated USD High Yield Corporate Bond ETF	11,313,073	–	–	3,592,728	–
BondBloxx B Rated USD High Yield Corporate Bond ETF	1,900,804	–	–	1,130,858	–
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	14,913,457	–	–	5,483,094	–
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	5,124,647	–	–	919,365	–
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	1,186,980	–	–	173,530	–
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	460,219	–	–	214,645	–
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	22,653,806	–	–	13,454,640	–
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	55,263,122	–	–	56,714,301	–
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	26,909,933	–	–	25,788,925	–
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	5,864,339	–	–	5,054,888	–
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	5,438,148	–	–	2,091,424	–
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	6,126,084	–	–	2,880,621	–
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	5,774,638	–	–	4,558,289	–
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	21,151,511	–	–	6,063,656	–
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	2,762,120	–	–	1,309,183	–
BondBloxx IR+M Tax-Aware Short Duration ETF	2,623,321	3,120,041	–	1,241,375	–
BondBloxx IR+M Tax-Aware Intermediate Duration ETF	62,003	154,388	–	–	–
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	36,684	102,837	–	–	–
BondBloxx Private Credit CLO ETF	5,896,989	–	–	–	–

*	For tax purpose short-term capital gain distributions are considered ordinary income distributions.

At October 31, 2025, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

As of October 31, 2025, the Funds had the following net capital loss carryforwards remaining:

	Short-Term	Long-Term	Total Amount
BondBloxx USD High Yield Bond Industrial Sector ETF	$17,246	$181,514	$198,760
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	54,969	501,761	556,730
BondBloxx USD High Yield Bond Healthcare Sector ETF	432,653	206,269	638,922
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	20,112	–	20,112
BondBloxx USD High Yield Bond Energy Sector ETF	10,957	169,719	180,676
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	442,621	76,197	518,818
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	102,577	125,627	228,204
BondBloxx USD High Yield Bond Sector Rotation ETF	31,506,849	27,705,398	59,212,247
BondBloxx BB Rated USD High Yield Corporate Bond ETF	786,527	58,613	845,140
BondBloxx B Rated USD High Yield Corporate Bond ETF	477,946	72,959	550,905
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	1,626,552	1,102,327	2,728,879
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	–	–	–
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	–	–	–
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	24,624	16,922	41,546
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	–	–	–
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	1,087,052	2,574	1,089,626
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	4,816,228	–	4,816,228
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	871,335	535,062	1,406,397
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	353,032	172,320	525,352
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	1,346,599	482,330	1,828,929
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	794,153	414,150	1,208,303
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	413,615	1,271,570	1,685,185
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	7,181,825	1,987,026	9,168,851
BondBloxx IR+M Tax-Aware Short Duration ETF	–	–	–
BondBloxx IR+M Tax-Aware Intermediate Duration ETF	16,922	–	16,922
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	10,137	–	10,137
BondBloxx Private Credit CLO ETF	170,178	–	170,178

During the year ended October 31, 2025, the following Funds utilized capital loss carryforwards:

	Short-Term	Long-Term	Total Amount
BondBloxx USD High Yield Bond Industrial Sector ETF	$57,977	$–	$57,977
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	226,601	–	226,601
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	95,598	93,768	189,366
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	–	40,657	40,657
BondBloxx USD High Yield Bond Sector Rotation ETF	–	40,641	40,641
BondBloxx BB Rated USD High Yield Corporate Bond ETF	–	145,379	145,379
BondBloxx B Rated USD High Yield Corporate Bond ETF	–	63,059	63,059
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	1,787	–	1,787
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	419,976	83,845	503,821
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	–	34,577	34,577
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	158,516	–	158,516
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	–	233,921	233,921
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	853,200	–	853,200
BondBloxx IR+M Tax-Aware Short Duration ETF	81,517	–	81,517

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

8.	RELATED PARTIES

At October 31, 2025, certain officers and Trustees of the Trust are also officers or employees of the Adviser or affiliated with the Distributor.

9.	INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

10.	INVESTMENT RISKS

A discussion of some of the principal risks associated with an investment in a Fund is contained in each Fund’s Prospectus. An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of bonds in general, and other factors that affect the market.

High Yield Bond Risk. Bonds that are rated below investment-grade (sometimes referred to as “junk bonds”), or similar bonds that are unrated, may be deemed speculative, may involve greater levels of risk than higher-rated bonds of similar maturity and may be more likely to default.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

Emerging Markets Risks. Investments in emerging market issuers are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which the Fund invests may be less reliable or complete. Moreover, emerging markets often have less reliable securities valuations and greater risks associated with custody of securities than developed markets. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies. In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

are frequently less developed and reliable than those in the U.S. (and other developed countries). In addition, significant delays may occur in certain markets in registering the transfer of securities. There could be additional impacts on the value of the Fund as a result of sustainability risks, in particular those caused by environmental changes related to climate change, social issues (including relating to labor rights) and governance risk (including but not limited to risks around board independence, ownership and control, or audit and tax management). Additionally, disclosures or third-party data coverage associated with sustainability risks is generally less available or transparent in these markets.

Municipal Securities Risk. Municipal securities risks include the possibility that the issuer may be unable to pay interest or repay principal on a timely basis or at all, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. In addition, state or local political or economic conditions and developments can adversely affect the securities issued by state and local governments. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in U.S. federal, state or local tax laws.

Municipal Securities Market Liquidity Risk. From time to time, inventories of municipal securities held by brokers and dealers may decrease, lessening their ability to make a market in these securities. Any reduction in market making capacity has the potential to decrease the Fund’s ability to buy or sell municipal securities, and increase price volatility and trading costs, particularly during periods of economic or market stress. As a result, the Fund may be forced to accept a lower price to sell a municipal security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

Tax Risk. From time to time, the U.S. government and the U.S. Congress consider changes in U.S. federal tax law that could limit or eliminate the U.S. federal income tax exemption for municipal bond income, which would in effect reduce the after-tax returns received by shareholders from the Fund by increasing taxes on distributions from the Fund. In such event, the Fund’s NAV could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield.

Tax Aware Risk. Tax aware risk is the possibility that the use of investment practices that seek to maximize after tax return may not minimize tax consequences. The Tax-Aware Funds may have substantial taxable gains and returns may be similar to a fund that is not tax managed. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

Limited Operating History Risk. Limited operating history risk is the risk that a recently formed Fund has a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If a recently formed Fund fails to achieve sufficient scale, it may be liquidated.

Alternative Minimum Tax Risk. Although the interest received from municipal securities is generally exempt from U.S. federal income tax, the Fund may invest in municipal securities subject to the U.S. federal alternative minimum tax on individuals. For tax years beginning after December 31, 2022, interest on the bonds may affect the U.S. federal corporate alternative minimum tax for certain corporations. Accordingly, investment in the Fund could cause shareholders to be subject to the U.S. federal alternative minimum tax.

Interest Rate Risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased,

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

the Fund may have a very low, or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Funds’ investments more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class. The Funds may be more adversely affected by the underperformance of those securities, may experience increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those securities and/or other assets than a fund that does not concentrate its investments.

Inflation Risk. Inflation is a sustained rise in overall price levels. Moderate inflation is associated with economic growth, while high inflation can signal an overheated economy. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money (i.e., as inflation increases, the values of the Fund’s assets can decline). Inflation poses a “stealth” threat to investors because it reduces savings and investment returns. Central banks, such as the U.S. Federal Reserve, generally attempt to control inflation by regulating the pace of economic activity. They typically attempt to affect economic activity by raising and lowering short-term interest rates. At times, governments may attempt to manage inflation through fiscal policy, such as by raising taxes or reducing spending, thereby reducing economic activity; conversely, governments can attempt to combat deflation with tax cuts and increased spending designed to stimulate economic activity. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. This risk is greater for fixed-income instruments with longer maturities.

Affiliated ETF Risk (Sector Rotation Fund). The Adviser receives advisory fees from XHYI, XHYT, XHYH, XHYF, XHYE, XHYC, XHYD, XBB, XB, and XCCC (each, an “Underlying Fund”). It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds. The Adviser may have an incentive to take into account the effect on an Underlying Fund in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that Underlying Fund. In addition, the fees payable to the Adviser by certain of the Underlying Funds may be higher than the fee payable by the Fund. However, the Adviser has a fiduciary duty to act in the Fund’s best interests when selecting the Underlying Funds.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, the advent of significant inflation, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

Investment in the Underlying Funds Risk (Sector Rotation Fund). The Fund invests a substantial portion of its assets in the Underlying Funds. Accordingly, the Fund’s investment performance is directly related to the performance of the Underlying Funds, and the Fund is subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. To the extent the Fund is exposed more heavily to one or more particular Sectors, its performance will be especially sensitive to risks associated with those Sectors.

A strategy used by the Underlying Funds may fail to produce the intended results. If the Fund has allocated a higher portion of its net assets to a particular Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund and may be more susceptible to losses because of these developments. The Fund’s ability to achieve its investment objective will depend on the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund can be achieved. With respect to the Underlying Funds, which are all designed to track an index, the price and movement of an ETF designed to track an index may not track the index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

The Fund’s NAV will change with changes in the value of the Underlying Funds and other investments based on their market valuations. The Fund’s market price may deviate from value of the Fund’s underlying holdings, particularly in times of market stress, and as a result, investors may pay more or receive less than the underlying value of the Fund’s shares bought or sold. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying Funds.

ETF and Other Registered Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another registered investment company or ETF. The Fund is subject to the risks associated with the ETF or investment company’s investments. The price and movement of an ETF designed to track an index may not track the index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Mortgage-Related and Asset-Backed Securities Risk. Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. These mortgage-related or asset-backed securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-related or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. Uniform Mortgage-Backed Securities, which generally align the characteristics of Fannie Mae and Freddie Mac certificates, are a recent innovation and the effect they may have on the market for mortgage-related securities is uncertain.

Collateralized Loan Obligations (“CLO”) Risk. The risks of investing in CLOs include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in the rated debt tranches of CLOs; however, any such ratings do not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches,

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2025

market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Sub-Adviser may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, prepayment risk, and the risk of default of the underlying asset, among others.

Commercial Mortgage-Backed Securities (“CMBS”) Risk. CMBS are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages, particularly during periods of economic downturn. CMBS issued by non-agency issuers may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. CMBS are subject to a greater degree of prepayment and extension risk than many other forms of fixed-income securities and therefore react differently to changes in interest rates than other bonds, and the prices of CMBS may reflect adverse economic and market conditions.

Non-Diversification Risk. Certain of the Funds are classified as “non-diversified” funds under the 1940 Act. Accordingly, a Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that a Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

Russian Invasion of Ukraine Risk. Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken, and the resulting market disruptions cannot be easily predicted.

11.	NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management does not believe there will be any impact on the Fund’s financial statements.

12.	SUBSEQUENT EVENTS

Management has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

PCMM Sub-Adviser Change. On April 21, 2025, Nomura Holding America Inc. (together with its parent company, Nomura Holdings, Inc., hereinafter referred to as “Nomura”) and Macquarie announced that they had entered into a definitive stock purchase agreement (the “Purchase Agreement”) pursuant to which Nomura agreed to acquire the equity interests of Macquarie’s US and European public investments business, which included Delaware Investment Fund Advisers, a series of Macquarie Investment Management Business Trust, PCMM’s investment sub-adviser (“MIMBT”) (the “Transaction”). The Transaction closed on December 1, 2025, and upon the closing, PCMM’s investment sub-advisory agreement automatically terminated in accordance with its terms and applicable regulations. In connection with the Transaction, the Board appointed MAMCA to serve as PCMM’s investment sub-adviser under the manager-of-managers exemptive order that the Trust and BIM previously received, with MAMCA’s appointment as PCMM’s investment sub-adviser effective as of December 1, 2025. PCMM will continue to be managed in accordance with its existing investment objectives and strategies and will continue to be managed by the same portfolio managers.

BONDBLOXX ETF TRUST

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

BondBloxx ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of BondBloxx ETF Trust comprising the funds listed below (the “Funds”) as of October 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights

BondBloxx USD High Yield Bond Industrial Sector ETF,

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF,

BondBloxx USD High Yield Bond Healthcare Sector ETF,

BondBloxx USD High Yield Bond Financial & REIT Sector ETF,

BondBloxx USD High Yield Bond Energy Sector ETF,

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF,

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, and for the period from February 15, 2022 (commencement of operations) through October 31, 2022
BondBloxx BB Rated USD High Yield Corporate Bond ETF, BondBloxx B Rated USD High Yield Corporate Bond ETF, BondBloxx CCC Rated USD High Yield Corporate Bond ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, and for the period from May 24, 2022 (commencement of operations) through October 31, 2022
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, and for the period from June 28, 2022 (commencement of operations) through October 31, 2022

BONDBLOXX ETF TRUST

Report of Independent Registered Public Accounting Firm (Continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF,

BondBloxx Bloomberg One Year Target Duration US Treasury ETF,

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF,

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF,

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF,

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF,

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF,

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, and for the period from September 13, 2022 (commencement of operations) through October 31, 2022
BondBloxx USD High Yield Bond Sector Rotation ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, for the period July 1, 2023 through October 31, 2023, and for the years ended June 30, 2023, 2022, and 2021.
BondBloxx IR+M Tax-Aware Short Duration ETF	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from March 12, 2024 (commencement of operations) through October 31, 2024
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF, BondBloxx BBB Rated 5-10 Year Corporate Bond ETF, BondBloxx BBB Rated 10+ Year Corporate Bond ETF	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from January 23, 2024 (commencement of operations) through October 31, 2024
BondBloxx IR+M Tax-Aware Intermediate Duration ETF, BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	For the period from March 11, 2025 (commencement of operations) through October 31, 2025
BondBloxx Private Credit CLO ETF	For the period from December 2, 2024 (commencement of operations) through October 31, 2025

BONDBLOXX ETF TRUST

Report of Independent Registered Public Accounting Firm (Continued)

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as auditor of one or more of the Funds within BondBloxx ETF Trust since 2020.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 19, 2025

BONDBLOXX ETF TRUST

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. BondBloxx ETF Trust files their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT. The Forms N-PORT will be available on the SEC’s website at www.sec.gov. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at https://bondbloxxetf.com/.

Proxy Voting Policy. Information with respect to how proxies relating to the Funds’ portfolio securities were voted during the 12-month period ended June 30 will be available: (i) without charge, upon request, by calling (800) 896-5089 or through the Funds’ website at https://bondbloxxetf.com/; and (ii) on the SEC’s website at www.sec.gov.

Proxy Voting Record. BIM, as an adviser to a 1940 Act Funds, is required to comply with Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), that requires investment companies to file annual report Form N-PX. The adviser must provide the Fund Administrator with the voting records in order to comply with this filing. On an annual basis, following the end of the 12- month period ending June 30, the Adviser will furnish to the Trust’s administrator a full record detailing all how the Adviser voted all Trust proxies for the prior 12-month period.

Premium/Discount Information. Information about the difference between daily market values on the secondary market for shares of the Funds in BondBloxx ETF Trust and such Funds’ net asset value can be found on our website, https://bondbloxxetf.com/.

Code of Ethics. The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at www.sec.gov.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors. The Funds designate the following amounts or, if subsequently determined to be different, the maximum allowable for its year/period ended October 31, 2025.

	Qualified Dividend Income*	Dividends Received Deduction*	Qualified Interest Income
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	0.00%	0.00%	100.00%
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	0.00%	0.00%	100.00%
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	0.00%	0.00%	100.00%
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	0.00%	0.00%	100.00%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	0.00%	0.00%	100.00%
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	0.00%	0.00%	100.00%
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	0.00%	0.00%	100.00%
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	0.00%	0.00%	100.00%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Funds’ fiscal year/period.

BONDBLOXX ETF TRUST

Board Approval of Investment Sub-Advisory Agreement (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) (the “Independent Trustees”) of BondBloxx ETF Trust (the “Trust,” and each series thereof, a “Fund”), is required to consider and approve the Investment Advisory Agreements between the Trust and BondBloxx Investment Management Corporation (the “Adviser”) and any sub-advisory agreements with respect to the applicable Funds. In considering these agreements, the Board, including all of the Independent Trustees, assess the Adviser’s and a sub-adviser’s, as applicable, proposed services to the Funds, including investment management; oversight of the Funds’ service providers, as applicable; risk management and oversight; legal and compliance services; and ability to comply with applicable legal and regulatory requirements.

Pursuant to an exemption obtained by the Trust and the Adviser, the Adviser is permitted, on behalf of certain Funds and subject to the approval of the Board, including a majority of the Independent Trustees, to hire, and to modify any existing or future sub-advisory agreement with, unaffiliated sub-advisers and affiliated sub-advisers. The Adviser has the ultimate responsibility for overseeing the Funds’ sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The exemption also contains relief from certain disclosure obligations with regard to sub-advisory fees.

New Sub-Advisory Agreement

On April 21, 2025, Nomura Holding America Inc. (together with its parent company, Nomura Holdings, Inc., hereinafter referred to as “Nomura”) and Macquarie Group Limited (“Macquarie”) announced that they had entered into a definitive stock purchase agreement (the “Purchase Agreement”) pursuant to which Nomura agreed to acquire the equity interests of Macquarie’s US and European public investments business, which included Delaware Investment Fund Advisers, a series of Macquarie Investment Management Business Trust, the BondBloxx Private Credit CLO ETF’s (the “CLO Fund”) investment sub-adviser (“MIMBT”) (the “Transaction”). Upon the closing of the Transaction (the “Closing”), the CLO Fund’s investment sub-advisory agreement would automatically terminate in accordance with its terms and applicable regulations. In anticipation of the Closing, the Board, including a majority of the Independent Trustees, at a meeting held on August 25, 2025 (the “August Meeting”), voted to approve the entering into of an Investment Sub-Advisory Agreement among the Adviser, Macquarie Asset Management Credit Advisers US, LLC (“MAMCA”) and the Trust, on behalf of the CLO Fund, for a two-year period (the “New Sub-Advisory Agreement”) effective upon the Closing.

In determining whether to approve the entering into of the New Sub-Advisory Agreement, the Adviser and MAMCA furnished information necessary for a majority of the Independent Trustees to make the determination that the entering into of the New Sub-Advisory Agreement was in the best interests of the CLO Fund and its shareholders. Prior to voting, the Independent Trustees reviewed the New Sub-Advisory Agreement with management and their independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the New Sub-Advisory Agreement.

In approving the New Sub-Advisory Agreement, the Board, including the Independent Trustees, considered various factors, including: (1) the nature, extent and quality of the services to be provided by MAMCA to the CLO Fund; (2) MAMCA’s proposed compensation under the New Sub-Advisory Agreement; (3) the estimated expenses of the CLO Fund; (4) the estimated costs of services to be provided by MAMCA to the CLO Fund and the anticipated profits to be realized by MAMCA from its management of the CLO Fund; (5) the potential for economies of scale and the sharing of any economies of scale with the CLO Fund’s shareholders; (6) the fees paid by and services provided to comparable ETFs; and (7) other potential benefits to MAMCA and its affiliates from its relationship with the CLO Fund. The material factors and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the New Sub-Advisory Agreement are discussed below.

Nature, Extent and Quality of Services to be Provided by MAMCA. In considering the nature, extent and quality of the services to be provided by MAMCA under the New Sub-Advisory Agreement, the Board reviewed information provided by MAMCA relating to MAMCA’s operations and personnel. The Board noted generally that the terms of the New Sub-Advisory Agreement were substantially identical to the terms of the then-existing sub-advisory agreement with MIMBT and that,

BONDBLOXX ETF TRUST

Board Approval of Investment Sub-Advisory Agreement (Unaudited) (Continued)

following the Closing, the CLO Fund will continue to be managed in accordance with its existing investment objectives and investment strategies and will continue to be managed by the same portfolio managers. The Board considered this continuity and the level and depth of knowledge and professional experience and qualifications of MAMCA’s personnel. The Board also took into account the systems and resources that MAMCA intended to devote to investment management and legal and compliance services. The Board noted that MAMCA will be responsible for managing the day-to-day investment operations of the CLO Fund, while the Adviser will be responsible for administering the CLO Fund. Based on the foregoing, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the CLO Fund by MAMCA under the New Sub-Advisory Agreement.

Performance. The Board took into consideration the professional experience and investment capabilities of the individuals who serve as portfolio managers to the CLO Fund, noting in particular that the CLO Fund will continue to be managed by the same portfolio managers. In addition, the Board considered MAMCA’s investment philosophy and portfolio construction process and the systems and tools MAMCA expects to use in managing the CLO Fund, in accordance with the CLO Fund’s investment objectives and investment strategies. Based on the foregoing, the Board concluded that MAMCA is qualified to manage the CLO Fund, in accordance with the CLO Fund’s investment objectives and investment strategies.

Proposed Compensation and Estimated Expenses. The Board considered the proposed compensation payable to MAMCA under the New Sub-Advisory Agreement and the estimated expense ratio of the CLO Fund. The Board took into account that under the New Sub-Advisory Agreement, MAMCA will bear all expenses in connection with the performance of its services under the New Sub-Advisory Agreement, excluding any Fund expenses as set forth in the prospectus of the CLO Fund. Based on the foregoing, the Board concluded that MAMCA’s proposed compensation is reasonable in view of the services to be provided to the CLO Fund by MAMCA, and the other factors considered.

Costs of Services, Anticipated Profitability and Fall-out Benefits. The Board considered the estimated cost of services to be provided and the profits to be realized by MAMCA in connection with its provision of services to the CLO Fund, pursuant to the New Sub-Advisory Agreement. The Board noted potential benefits to MAMCA that could accrue as a result of managing the CLO Fund, including potential reputational benefits. Based upon the foregoing, the Board concluded that MAMCA’s anticipated profitability from its relationship with the CLO Fund, as applicable, was reasonable.

Potential Economies of Scale. The Board noted the competitive environment in which the CLO Fund operates. Given the CLO Fund’s limited history of operations, the Board considered the effect of potential future asset growth on the CLO Fund’s performance and expenses. The Board noted that if the CLO Fund’s assets increase over time, the CLO Fund might realize other economies of scale to the extent its assets increase proportionally more than certain Fund operating expenses. Based on the foregoing, the Board concluded that the amount and structure of the proposed compensation payable to MAMCA is reasonable.

Conclusion. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the Independent Trustees, determined that the entering into of the New Sub-Advisory Agreement, including the compensation payable under the New Sub-Advisory Agreement to MAMCA, is in the best interests of the CLO Fund and its shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the entering into of the New Sub-Advisory Agreement, for an initial two-year period effective upon the Closing.

BONDBLOXX ETF TRUST

General Information (Unaudited)

Investment Adviser

BondBloxx Investment Management Corporation

700 Larkspur Landing Circle, Suite 250

Larkspur, CA 94939

Administrator, Fund Accountant, Transfer and Dividend Agent and Custodian

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Chief Compliance Officer

ACA Group

190 Middle Street, Suite 301

Portland, ME 04101

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BondBloxx Investment Management Corporation | bondbloxxetf.com | 800.896.5089

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in and/or disagreements with Accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.

The aggregate renumeration paid to all Trustees is included within the financial statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for approval of the Investment Advisory Contract is included within the financial statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s period covered by this report, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.

(a)(4)	Not applicable.

(a)(5)	There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BondBloxx ETF Trust

By:	/s/ Leland Clemons, Jr.
Leland Clemons, Jr.
Chairman of the Board*
BondBloxx ETF Trust

Date:	December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Leland Clemons, Jr.
Leland Clemons, Jr.
Chairman of the Board*
BondBloxx ETF Trust

Date:	December 29, 2025

BondBloxx ETF Trust

By:	/s/ Tony Kelly
Tony Kelly
Chief Financial Officer, Chief Accounting Officer, Vice President and Treasurer
BondBloxx ETF Trust

Date:	December 29, 2025

*	Pursuant to a letter dated December 2, 2025, from Ms. Joanna Gallegos, Chief Executive Officer and President of the Registrant, delegating to Mr. Clemons the duties and responsibilities of the Registrant’s Chief Executive Officer and President in connection with the preparation and finalization of the Report.